UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

(a) The Report to Shareholders is attached herewith.

SPDR Dow Jones REIT ETF

RWR

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Dow Jones REIT ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Dow Jones REIT ETF	$26	0.25%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserves and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration.

The U.S. REIT sector navigated a volatile macroeconomic and policy landscape over the reporting period, marked by shifting interest rate expectations, geopolitical tensions and evolving investor sentiment toward the rate sensitive assets. Despite these headwinds, the sector as a whole demonstrated resilience, though performance as uneven across property types and calendar quarters.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	RWR	S&P 500 Index	Dow Jones U.S. Select REIT Index /Dow Jones U.S. Select REIT Capped Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,589	$10,210	$10,593
08/31/15	$9,968	$9,594	$9,972
09/30/15	$10,302	$9,356	$10,309
10/31/15	$10,899	$10,145	$10,910
11/30/15	$10,836	$10,176	$10,850
12/31/15	$11,066	$10,015	$11,086
01/31/16	$10,630	$9,518	$10,648
02/29/16	$10,533	$9,505	$10,553
03/31/16	$11,622	$10,150	$11,653
04/30/16	$11,280	$10,189	$11,312
05/31/16	$11,504	$10,372	$11,539
06/30/16	$12,243	$10,399	$12,285
07/31/16	$12,775	$10,783	$12,823
08/31/16	$12,341	$10,798	$12,389
09/30/16	$12,080	$10,800	$12,134
10/31/16	$11,400	$10,603	$11,451
11/30/16	$11,244	$10,996	$11,296
12/31/16	$11,765	$11,213	$11,826
01/31/17	$11,661	$11,426	$11,725
02/28/17	$12,067	$11,879	$12,135
03/31/17	$11,726	$11,893	$11,794
04/30/17	$11,694	$12,015	$11,766
05/31/17	$11,627	$12,184	$11,701
06/30/17	$11,909	$12,260	$11,987
07/31/17	$12,015	$12,512	$12,097
08/31/17	$11,918	$12,551	$12,001
09/30/17	$11,950	$12,810	$12,033
10/31/17	$11,817	$13,109	$11,902
11/30/17	$12,177	$13,511	$12,268
12/31/17	$12,180	$13,661	$12,271
01/31/18	$11,698	$14,443	$11,785
02/28/18	$10,854	$13,911	$10,936
03/31/18	$11,273	$13,557	$11,360
04/30/18	$11,437	$13,609	$11,528
05/31/18	$11,889	$13,937	$11,986
06/30/18	$12,388	$14,023	$12,495
07/31/18	$12,454	$14,544	$12,563
08/31/18	$12,822	$15,018	$12,937
09/30/18	$12,474	$15,104	$12,585
10/31/18	$12,157	$14,072	$12,264
11/30/18	$12,742	$14,358	$12,859
12/31/18	$11,652	$13,062	$11,753
01/31/19	$12,974	$14,109	$13,095
02/28/19	$13,097	$14,562	$13,221
03/31/19	$13,470	$14,845	$13,602
04/30/19	$13,441	$15,446	$13,575
05/31/19	$13,393	$14,464	$13,529
06/30/19	$13,575	$15,483	$13,713
07/31/19	$13,788	$15,706	$13,932
08/31/19	$14,112	$15,457	$14,263
09/30/19	$14,489	$15,746	$14,649
10/31/19	$14,640	$16,087	$14,806
11/30/19	$14,440	$16,671	$14,606
12/31/19	$14,300	$17,175	$14,469
01/31/20	$14,356	$17,168	$14,529
02/29/20	$13,151	$15,755	$13,308
03/31/20	$10,208	$13,809	$10,343
04/30/20	$11,000	$15,579	$11,152
05/31/20	$10,928	$16,321	$11,081
06/30/20	$11,127	$16,645	$11,285
07/31/20	$11,495	$17,584	$11,661
08/31/20	$11,573	$18,848	$11,742
09/30/20	$11,218	$18,132	$11,378
10/31/20	$10,925	$17,650	$11,084
11/30/20	$12,261	$19,582	$12,445
12/31/20	$12,654	$20,334	$12,849
01/31/21	$12,627	$20,129	$12,823
02/28/21	$13,297	$20,684	$13,507
03/31/21	$13,910	$21,590	$14,134
04/30/21	$15,055	$22,742	$15,304
05/31/21	$15,188	$22,901	$15,442
06/30/21	$15,532	$23,436	$15,796
07/31/21	$16,355	$23,993	$16,637
08/31/21	$16,638	$24,722	$16,929
09/30/21	$15,716	$23,572	$15,994
10/31/21	$16,996	$25,224	$17,302
11/30/21	$16,890	$25,049	$17,198
12/31/21	$18,406	$26,172	$18,748
01/31/22	$17,212	$24,817	$17,537
02/28/22	$16,600	$24,074	$16,918
03/31/22	$17,710	$24,968	$18,052
04/30/22	$16,884	$22,791	$17,214
05/31/22	$15,721	$22,833	$16,027
06/30/22	$14,493	$20,948	$14,784
07/31/22	$15,779	$22,879	$16,100
08/31/22	$14,797	$21,946	$15,100
09/30/22	$12,988	$19,925	$13,251
10/31/22	$13,567	$21,538	$13,846
11/30/22	$14,350	$22,742	$14,648
12/31/22	$13,599	$21,432	$13,881
01/31/23	$15,087	$22,778	$15,405
02/28/23	$14,340	$22,223	$14,646
03/31/23	$13,970	$23,038	$14,266
04/30/23	$14,064	$23,398	$14,364
05/31/23	$13,671	$23,500	$13,968
06/30/23	$14,376	$25,053	$14,682
07/31/23	$14,782	$25,857	$15,103
08/31/23	$14,309	$25,446	$14,621
09/30/23	$13,308	$24,232	$13,596
10/31/23	$12,705	$23,723	$12,980
11/30/23	$14,073	$25,889	$14,378
12/31/23	$15,482	$27,066	$15,818
01/31/24	$14,850	$27,520	$15,180
02/29/24	$15,120	$28,990	$15,463
03/31/24	$15,408	$29,923	$15,757
04/30/24	$14,282	$28,700	$14,604
05/31/24	$14,964	$30,124	$15,311
06/30/24	$15,378	$31,204	$15,731
07/31/24	$16,280	$31,584	$16,652
08/31/24	$17,311	$32,350	$17,711
09/30/24	$17,751	$33,041	$18,166
10/31/24	$17,174	$32,742	$17,579
11/30/24	$17,954	$34,664	$18,383
12/31/24	$16,680	$33,837	$17,089
01/31/25	$16,854	$34,780	$17,269
02/28/25	$17,467	$34,326	$17,900
03/31/25	$16,840	$32,392	$17,259
04/30/25	$16,313	$32,172	$16,721
05/31/25	$16,624	$34,197	$17,046
06/30/25	$16,533	$35,936	$16,951

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
RWR	7.51%	8.24%	5.16%
S&P 500 Index	15.16%	16.64%	13.65%
Dow Jones U.S. Select REIT Index /Dow Jones U.S. Select REIT Capped IndexFootnote Reference(1)Footnote Reference(2)	7.75%	8.48%	5.42%
Footnote	Description
Footnote(1)	Effective September 20, 2024 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Dow Jones U.S. Select REIT Index (the “Previous Benchmark Index”) to the Dow Jones U.S. Select REIT Capped Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Dow Jones U.S. Select REIT Index from 06/30/15 to 09/19/24 and of the DowJones U.S. Select REIT Capped Index from 09/20/24 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,001,573,669
  Number of Portfolio Holdings107
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$4,497,105

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Residential REITs	19.1%
Health Care REITs	18.6%
Specialized REITs	18.3%
Retail REITs	18.0%
Industrial REITs	14.2%
Office REITs	4.9%
Hotel & Resort REITs	3.1%
Diversified REITs	2.9%

Top Ten Holdings

Holdings	%
Prologis, Inc.	9.4%
Welltower, Inc.	9.2%
Simon Property Group, Inc.	4.6%
Realty Income Corp.	4.5%
Digital Realty Trust, Inc.	4.5%
Public Storage	4.4%
Equinix, Inc.	4.0%
Extra Space Storage, Inc.	3.3%
AvalonBay Communities, Inc.	3.1%
Ventas, Inc.	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR RWR

SPDR MSCI USA Climate Paris Aligned ETF

NZUS

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR MSCI USA Climate Paris Aligned ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA Climate Paris Aligned ETF	$11	0.10%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.), but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Google. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with the U.S. up on the 1-year period. The Index benefitted from it's large exposure to these technology and consumer discretionary sectors. And as an indicator of the dominance of the A.I. story, NVIDIA was the largest company in the world with a market cap of nearly $4.0 trillion.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	NZUS	S&P 500 Index	MSCI USA Climate Paris Aligned Index
04/22/22	$10,000	$10,000	$10,000
04/30/22	$9,413	$9,406	$9,413
05/31/22	$9,334	$9,423	$9,335
06/30/22	$8,633	$8,645	$8,633
07/31/22	$9,555	$9,443	$9,557
08/31/22	$9,082	$9,057	$9,084
09/30/22	$8,226	$8,223	$8,226
10/31/22	$8,802	$8,889	$8,805
11/30/22	$9,277	$9,386	$9,282
12/31/22	$8,697	$8,845	$8,701
01/31/23	$9,330	$9,401	$9,336
02/28/23	$9,135	$9,171	$9,140
03/31/23	$9,496	$9,508	$9,503
04/30/23	$9,590	$9,657	$9,598
05/31/23	$9,718	$9,699	$9,727
06/30/23	$10,381	$10,339	$10,393
07/31/23	$10,695	$10,672	$10,710
08/31/23	$10,539	$10,502	$10,553
09/30/23	$9,942	$10,001	$9,954
10/31/23	$9,661	$9,791	$9,673
11/30/23	$10,690	$10,685	$10,689
12/31/23	$11,241	$11,170	$11,242
01/31/24	$11,358	$11,358	$11,360
02/29/24	$11,939	$11,964	$11,957
03/31/24	$12,183	$12,349	$12,195
04/30/24	$11,571	$11,845	$11,584
05/31/24	$12,222	$12,432	$12,236
06/30/24	$12,728	$12,878	$12,742
07/31/24	$12,933	$13,035	$12,950
08/31/24	$13,299	$13,351	$13,320
09/30/24	$13,616	$13,636	$13,637
10/31/24	$13,395	$13,513	$13,418
11/30/24	$14,207	$14,306	$14,234
12/31/24	$13,976	$13,965	$14,009
01/31/25	$14,179	$14,354	$14,214
02/28/25	$13,833	$14,167	$13,864
03/31/25	$12,923	$13,368	$12,951
04/30/25	$12,912	$13,278	$12,937
05/31/25	$13,841	$14,113	$13,869
06/30/25	$14,455	$14,831	$14,488

Average Annual Total Returns (%)

Name	1 Year	Since Inception 04/22/22
NZUS	13.56%	12.24%
S&P 500 Index	15.16%	13.14%
MSCI USA Climate Paris Aligned Index	13.70%	12.32%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,624,343
  Number of Portfolio Holdings184
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$2,611

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	16.3%
Software	12.6%
Interactive Media & Services	6.6%
Technology Hardware, Storage & Peripherals	6.0%
Pharmaceuticals	5.7%
Financial Services	5.4%
Specialized REITs	4.2%
Capital Markets	4.1%
Broadline Retail	4.1%
Automobiles	3.9%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.4%
Microsoft Corp.	7.7%
Apple, Inc.	6.0%
Amazon.com, Inc.	3.8%
Tesla, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
Eli Lilly & Co.	2.7%
Mastercard, Inc., Class A	2.5%
Visa, Inc., Class A	2.4%
Broadcom, Inc.	2.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR NZUS

SPDR Portfolio S&P 1500 Composite Stock Market ETF

SPTM

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio S&P 1500 Composite Stock Market ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 1500 Composite Stock Market ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariffs introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Google. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPTM	S&P 500 Index	S&P Composite 1500 Index/SSGA Total Stock Market Index/Russell 3000 Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,169	$10,210	$10,167
08/31/15	$9,559	$9,594	$9,553
09/30/15	$9,285	$9,356	$9,275
10/31/15	$10,018	$10,145	$10,008
11/30/15	$10,071	$10,176	$10,063
12/31/15	$9,865	$10,015	$9,857
01/31/16	$9,317	$9,518	$9,300
02/29/16	$9,317	$9,505	$9,297
03/31/16	$9,971	$10,150	$9,952
04/30/16	$10,032	$10,189	$10,014
05/31/16	$10,211	$10,372	$10,193
06/30/16	$10,234	$10,399	$10,214
07/31/16	$10,637	$10,783	$10,619
08/31/16	$10,662	$10,798	$10,646
09/30/16	$10,678	$10,800	$10,663
10/31/16	$10,451	$10,603	$10,432
11/30/16	$10,919	$10,996	$10,899
12/31/16	$11,129	$11,213	$11,112
01/31/17	$11,339	$11,426	$11,321
02/28/17	$11,757	$11,879	$11,742
03/31/17	$11,765	$11,893	$11,750
04/30/17	$11,888	$12,015	$11,875
05/31/17	$12,009	$12,184	$11,996
06/30/17	$12,113	$12,260	$12,104
07/31/17	$12,341	$12,512	$12,333
08/31/17	$12,365	$12,551	$12,356
09/30/17	$12,660	$12,810	$12,658
10/31/17	$12,941	$13,109	$12,934
11/30/17	$13,346	$13,511	$13,338
12/31/17	$13,482	$13,661	$13,474
01/31/18	$14,172	$14,443	$14,164
02/28/18	$13,654	$13,911	$13,646
03/31/18	$13,385	$13,557	$13,377
04/30/18	$13,457	$13,609	$13,450
05/31/18	$13,841	$13,937	$13,840
06/30/18	$13,918	$14,023	$13,919
07/31/18	$14,370	$14,544	$14,370
08/31/18	$14,873	$15,018	$14,880
09/30/18	$14,901	$15,104	$14,907
10/31/18	$13,813	$14,072	$13,811
11/30/18	$14,088	$14,358	$14,079
12/31/18	$12,772	$13,062	$12,755
01/31/19	$13,906	$14,109	$13,889
02/28/19	$14,406	$14,562	$14,389
03/31/19	$14,613	$14,845	$14,592
04/30/19	$15,205	$15,446	$15,185
05/31/19	$14,220	$14,464	$14,201
06/30/19	$15,233	$15,483	$15,211
07/31/19	$15,456	$15,706	$15,433
08/31/19	$15,135	$15,457	$15,109
09/30/19	$15,401	$15,746	$15,374
10/31/19	$15,734	$16,087	$15,710
11/30/19	$16,331	$16,671	$16,310
12/31/19	$16,804	$17,175	$16,782
01/31/20	$16,766	$17,168	$16,748
02/29/20	$15,364	$15,755	$15,351
03/31/20	$13,339	$13,809	$13,343
04/30/20	$15,059	$15,579	$15,063
05/31/20	$15,795	$16,321	$15,800
06/30/20	$16,110	$16,645	$16,114
07/31/20	$17,002	$17,584	$17,008
08/31/20	$18,178	$18,848	$18,182
09/30/20	$17,490	$18,132	$17,493
10/31/20	$17,091	$17,650	$17,095
11/30/20	$19,026	$19,582	$19,027
12/31/20	$19,806	$20,334	$19,810
01/31/21	$19,672	$20,129	$19,676
02/28/21	$20,288	$20,684	$20,292
03/31/21	$21,175	$21,590	$21,179
04/30/21	$22,275	$22,742	$22,279
05/31/21	$22,432	$22,901	$22,436
06/30/21	$22,897	$23,436	$22,902
07/31/21	$23,384	$23,993	$23,389
08/31/21	$24,074	$24,722	$24,080
09/30/21	$22,977	$23,572	$22,983
10/31/21	$24,548	$25,224	$24,557
11/30/21	$24,337	$25,049	$24,345
12/31/21	$25,436	$26,172	$25,445
01/31/22	$24,085	$24,817	$24,086
02/28/22	$23,444	$24,074	$23,445
03/31/22	$24,261	$24,968	$24,264
04/30/22	$22,179	$22,791	$22,176
05/31/22	$22,236	$22,833	$22,232
06/30/22	$20,374	$20,948	$20,378
07/31/22	$22,274	$22,879	$22,280
08/31/22	$21,377	$21,946	$21,382
09/30/22	$19,408	$19,925	$19,409
10/31/22	$21,031	$21,538	$21,028
11/30/22	$22,206	$22,742	$22,202
12/31/22	$20,927	$21,432	$20,921
01/31/23	$22,293	$22,778	$22,288
02/28/23	$21,765	$22,223	$21,759
03/31/23	$22,420	$23,038	$22,418
04/30/23	$22,717	$23,398	$22,714
05/31/23	$22,755	$23,500	$22,756
06/30/23	$24,299	$25,053	$24,299
07/31/23	$25,106	$25,857	$25,106
08/31/23	$24,676	$25,446	$24,672
09/30/23	$23,491	$24,232	$23,482
10/31/23	$22,933	$23,723	$22,923
11/30/23	$25,015	$25,889	$25,004
12/31/23	$26,258	$27,066	$26,248
01/31/24	$26,611	$27,520	$26,599
02/29/24	$28,026	$28,990	$28,015
03/31/24	$28,962	$29,923	$28,954
04/30/24	$27,735	$28,700	$27,728
05/31/24	$29,100	$30,124	$29,095
06/30/24	$30,015	$31,204	$30,014
07/31/24	$30,526	$31,584	$30,522
08/31/24	$31,194	$32,350	$31,189
09/30/24	$31,830	$33,041	$31,828
10/31/24	$31,531	$32,742	$31,529
11/30/24	$33,472	$34,664	$33,472
12/31/24	$32,532	$33,837	$32,535
01/31/25	$33,456	$34,780	$33,461
02/28/25	$32,927	$34,326	$32,931
03/31/25	$31,072	$32,392	$31,075
04/30/25	$30,807	$32,172	$30,811
05/31/25	$32,722	$34,197	$32,729
06/30/25	$34,348	$35,936	$34,359

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPTM	14.43%	16.35%	13.13%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Composite 1500 Index/SSGA Total Stock Market Index/Russell 3000 IndexFootnote Reference(1)Footnote Reference(2)	14.48%	16.35%	13.14%
Footnote	Description
Footnote(1)	Effective November 16, 2017, the Fund’s benchmark index changed from the Russell 3000 Index to the SSGA Total Stock Market Index. Effective January 24, 2020, the Fund’s benchmark index changed from the SSGA Total Stock Market Index to the S&P Composite 1500 Index. Each benchmark index change was consistent with a change in the Fund’s principal investment strategy to track the performance of a new index. Performance of the Fund prior to January 24, 2020 is therefore based on the Fund’s investment strategy to track the applicable prior indexes and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Russell 3000 Index from 06/30/2015 to 11/15/17, the SSGA Total Stock Market Index from 11/16/17 to 01/23/20, and of the S&PComposite 1500 Index from 01/24/20 to 06/30/25

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$10,525,164,718
  Number of Portfolio Holdings1,514
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$2,837,305

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	12.0%
Software	10.8%
Interactive Media & Services	6.1%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	4.2%
Banks	3.9%
Broadline Retail	3.7%
Capital Markets	3.4%
Oil, Gas & Consumable Fuels	2.8%
Pharmaceuticals	2.7%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.5%
Apple, Inc.	5.4%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.8%
Broadcom, Inc.	2.3%
Alphabet, Inc., Class A	1.8%
Tesla, Inc.	1.6%
Berkshire Hathaway, Inc., Class B	1.6%
Alphabet, Inc., Class C	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPTM

SPDR Portfolio S&P 400 Mid Cap ETF

SPMD

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio S&P 400 Mid Cap ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 400 Mid Cap ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

The market environment during the reporting period was shaped initially by inflation dynamics and investor speculation around how the U.S. Federal Reserve and other central banks might respond to more favorable inflation data. This narrative shifted mid-period with the introduction of a new tariff regime by the U.S. administration, which added a layer of geopolitical uncertainty and market volatility. Meanwhile, the secular growth story continued to be dominated by developments in artificial intelligence (A.I.). Investor focus extended beyond companies positioned to benefit from the A.I. megatrend to include those potentially at risk of being disrupted by it. This bifurcation in market sentiment contributed to notable dispersion in equity performance across sectors. Despite the macroeconomic and policy headwinds, global equity markets proved resilient. U.S., developed, and emerging markets all posted gains over the 1 year period. Underscoring the strength of the A.I.-driven rally, the world’s largest company reached a market capitalization of nearly $4.0 trillion by the end of the quarter.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPMD	S&P 500 Index	S&P MidCap 400 Index /S&P 1000 Index /Russell Small Cap Completeness Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,993	$10,210	$9,997
08/31/15	$9,396	$9,594	$9,398
09/30/15	$8,956	$9,356	$8,953
10/31/15	$9,447	$10,145	$9,446
11/30/15	$9,608	$10,176	$9,608
12/31/15	$9,215	$10,015	$9,222
01/31/16	$8,431	$9,518	$8,427
02/29/16	$8,462	$9,505	$8,456
03/31/16	$9,158	$10,150	$9,157
04/30/16	$9,311	$10,189	$9,312
05/31/16	$9,478	$10,372	$9,481
06/30/16	$9,479	$10,399	$9,478
07/31/16	$9,986	$10,783	$9,989
08/31/16	$10,066	$10,798	$10,072
09/30/16	$10,040	$10,800	$10,046
10/31/16	$9,717	$10,603	$9,723
11/30/16	$10,625	$10,996	$10,633
12/31/16	$10,893	$11,213	$10,904
01/31/17	$11,005	$11,426	$11,017
02/28/17	$11,258	$11,879	$11,272
03/31/17	$11,225	$11,893	$11,237
04/30/17	$11,320	$12,015	$11,333
05/31/17	$11,209	$12,184	$11,222
06/30/17	$11,436	$12,260	$11,450
07/31/17	$11,539	$12,512	$11,554
08/31/17	$11,326	$12,551	$11,340
09/30/17	$11,897	$12,810	$11,915
10/31/17	$12,119	$13,109	$12,136
11/30/17	$12,559	$13,511	$12,576
12/31/17	$12,556	$13,661	$12,575
01/31/18	$12,904	$14,443	$12,924
02/28/18	$12,355	$13,911	$12,373
03/31/18	$12,512	$13,557	$12,529
04/30/18	$12,527	$13,609	$12,546
05/31/18	$13,131	$13,937	$13,154
06/30/18	$13,215	$14,023	$13,238
07/31/18	$13,503	$14,544	$13,530
08/31/18	$14,004	$15,018	$14,032
09/30/18	$13,758	$15,104	$13,785
10/31/18	$12,406	$14,072	$12,428
11/30/18	$12,731	$14,358	$12,753
12/31/18	$11,263	$13,062	$11,280
01/31/19	$12,445	$14,109	$12,466
02/28/19	$12,976	$14,562	$12,999
03/31/19	$12,790	$14,845	$12,814
04/30/19	$13,298	$15,446	$13,323
05/31/19	$12,210	$14,464	$12,231
06/30/19	$13,135	$15,483	$13,158
07/31/19	$13,289	$15,706	$13,313
08/31/19	$12,719	$15,457	$12,742
09/30/19	$13,120	$15,746	$13,143
10/31/19	$13,301	$16,087	$13,323
11/30/19	$13,699	$16,671	$13,723
12/31/19	$14,091	$17,175	$14,116
01/31/20	$13,716	$17,168	$13,742
02/29/20	$12,416	$15,755	$12,438
03/31/20	$9,898	$13,809	$9,919
04/30/20	$11,299	$15,579	$11,326
05/31/20	$12,124	$16,321	$12,155
06/30/20	$12,277	$16,645	$12,307
07/31/20	$12,838	$17,584	$12,875
08/31/20	$13,289	$18,848	$13,327
09/30/20	$12,858	$18,132	$12,895
10/31/20	$13,137	$17,650	$13,175
11/30/20	$15,009	$19,582	$15,056
12/31/20	$15,984	$20,334	$16,038
01/31/21	$16,224	$20,129	$16,279
02/28/21	$17,327	$20,684	$17,386
03/31/21	$18,135	$21,590	$18,198
04/30/21	$18,950	$22,742	$19,017
05/31/21	$18,987	$22,901	$19,055
06/30/21	$18,791	$23,436	$18,860
07/31/21	$18,855	$23,993	$18,925
08/31/21	$19,221	$24,722	$19,293
09/30/21	$18,457	$23,572	$18,527
10/31/21	$19,541	$25,224	$19,618
11/30/21	$18,967	$25,049	$19,042
12/31/21	$19,929	$26,172	$20,009
01/31/22	$18,494	$24,817	$18,566
02/28/22	$18,698	$24,074	$18,773
03/31/22	$18,956	$24,968	$19,033
04/30/22	$17,610	$22,791	$17,680
05/31/22	$17,739	$22,833	$17,812
06/30/22	$16,034	$20,948	$16,099
07/31/22	$17,772	$22,879	$17,846
08/31/22	$17,221	$21,946	$17,292
09/30/22	$15,643	$19,925	$15,702
10/31/22	$17,285	$21,538	$17,354
11/30/22	$18,341	$22,742	$18,416
12/31/22	$17,326	$21,432	$17,395
01/31/23	$18,922	$22,778	$19,001
02/28/23	$18,580	$22,223	$18,656
03/31/23	$17,985	$23,038	$18,058
04/30/23	$17,845	$23,398	$17,916
05/31/23	$17,276	$23,500	$17,345
06/30/23	$18,856	$25,053	$18,934
07/31/23	$19,632	$25,857	$19,715
08/31/23	$19,065	$25,446	$19,145
09/30/23	$18,066	$24,232	$18,138
10/31/23	$17,103	$23,723	$17,170
11/30/23	$18,556	$25,889	$18,631
12/31/23	$20,171	$27,066	$20,255
01/31/24	$19,824	$27,520	$19,908
02/29/24	$20,997	$28,990	$21,090
03/31/24	$22,168	$29,923	$22,271
04/30/24	$20,835	$28,700	$20,930
05/31/24	$21,749	$30,124	$21,849
06/30/24	$21,406	$31,204	$21,503
07/31/24	$22,647	$31,584	$22,752
08/31/24	$22,628	$32,350	$22,734
09/30/24	$22,889	$33,041	$22,997
10/31/24	$22,728	$32,742	$22,834
11/30/24	$24,727	$34,664	$24,846
12/31/24	$22,967	$33,837	$23,076
01/31/25	$23,850	$34,780	$23,964
02/28/25	$22,813	$34,326	$22,923
03/31/25	$21,565	$32,392	$21,668
04/30/25	$21,081	$32,172	$21,180
05/31/25	$22,219	$34,197	$22,323
06/30/25	$23,013	$35,936	$23,122

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPMD	7.51%	13.39%	8.69%
S&P 500 Index	15.16%	16.64%	13.65%
S&P MidCap 400 Index /S&P 1000 Index /Russell Small Cap Completeness IndexFootnote Reference(1)Footnote Reference(2)	7.53%	13.44%	8.74%
Footnote	Description
Footnote(1)	Effective August 31, 2016, the Fund’s benchmark index changed from the Russell Small Cap Completeness Index to the S&P 1000 Index. Effective January 24, 2020, the Fund’s benchmark index changed from the S&P 1000 Index to the S&P MidCap 400 Index. Each benchmark index change was consistent with a change in the Fund’s principal investment strategy to track the performance of a new index. Performance of the Fund prior to January 24, 2020 is therefore based on the Fund’s investment strategy to track the applicable prior indexes and may have been different had the Fund tracked the current index. SPDR Portfolio S&P 400 Mid Cap ETF Index.
Footnote(2)	Returns are reflective of the Russell Small Cap Completeness Index from 06/30/15 to 08/30/16, the S&P 1000 Index from 08/31/16 to 01/23/20, and of the S&P MidCap 400 Index from 01/24/20 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$13,179,786,578
  Number of Portfolio Holdings404
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$3,550,055

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	6.6%
Machinery	5.2%
Insurance	4.5%
Capital Markets	3.8%
Specialty Retail	3.7%
Software	3.6%
Hotels, Restaurants & Leisure	3.4%
Consumer Staples Distribution & Retail	3.3%
Construction & Engineering	3.3%
Electronic Equipment, Instruments & Components	3.3%

Top Ten Holdings

Holdings	%
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex Ltd.	0.7%
Casey's General Stores, Inc.	0.7%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPMD

SPDR Portfolio S&P 500 ETF

SPLG

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio S&P 500 ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 ETF	$2	0.02%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. The market rewarded the former but punished the latter.

The sectors with the largest contribution to total return during the reporting period were Information Technology, followed by Financials and Communication Services. On the other hand, Health Care was the sector that detracted the most from total return, followed by Energy and Materials.

On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were Nvidia Corporation, followed by Broadcom Inc. and Meta Platforms. The top negative contributors to the Fund’s performance during the reporting period were UnitedHealth Group Inc., followed by Apple Inc., and Merck & Co.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPLG	S&P 500 Index	S&P 500 Index/SSGA Large Cap Index/Russell 1000 Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,192	$10,210	$10,193
08/31/15	$9,581	$9,594	$9,580
09/30/15	$9,319	$9,356	$9,317
10/31/15	$10,071	$10,145	$10,071
11/30/15	$10,104	$10,176	$10,104
12/31/15	$9,920	$10,015	$9,922
01/31/16	$9,388	$9,518	$9,388
02/29/16	$9,387	$9,505	$9,385
03/31/16	$10,036	$10,150	$10,039
04/30/16	$10,089	$10,189	$10,093
05/31/16	$10,265	$10,372	$10,270
06/30/16	$10,290	$10,399	$10,293
07/31/16	$10,681	$10,783	$10,686
08/31/16	$10,697	$10,798	$10,700
09/30/16	$10,704	$10,800	$10,708
10/31/16	$10,496	$10,603	$10,499
11/30/16	$10,909	$10,996	$10,913
12/31/16	$11,112	$11,213	$11,118
01/31/17	$11,334	$11,426	$11,342
02/28/17	$11,771	$11,879	$11,781
03/31/17	$11,778	$11,893	$11,788
04/30/17	$11,902	$12,015	$11,913
05/31/17	$12,053	$12,184	$12,065
06/30/17	$12,136	$12,260	$12,149
07/31/17	$12,376	$12,512	$12,390
08/31/17	$12,412	$12,551	$12,429
09/30/17	$12,676	$12,810	$12,693
10/31/17	$12,965	$13,109	$12,985
11/30/17	$13,364	$13,511	$13,387
12/31/17	$13,513	$13,661	$13,535
01/31/18	$14,242	$14,443	$14,266
02/28/18	$13,728	$13,911	$13,751
03/31/18	$13,413	$13,557	$13,436
04/30/18	$13,481	$13,609	$13,505
05/31/18	$13,824	$13,937	$13,850
06/30/18	$13,896	$14,023	$13,920
07/31/18	$14,374	$14,544	$14,401
08/31/18	$14,870	$15,018	$14,899
09/30/18	$14,937	$15,104	$14,965
10/31/18	$13,889	$14,072	$13,915
11/30/18	$14,166	$14,358	$14,192
12/31/18	$12,876	$13,062	$12,896
01/31/19	$13,977	$14,109	$14,001
02/28/19	$14,462	$14,562	$14,489
03/31/19	$14,718	$14,845	$14,744
04/30/19	$15,324	$15,446	$15,353
05/31/19	$14,355	$14,464	$14,383
06/30/19	$15,376	$15,483	$15,404
07/31/19	$15,609	$15,706	$15,638
08/31/19	$15,323	$15,457	$15,351
09/30/19	$15,588	$15,746	$15,618
10/31/19	$15,926	$16,087	$15,958
11/30/19	$16,531	$16,671	$16,566
12/31/19	$17,005	$17,175	$17,042
01/31/20	$17,020	$17,168	$17,059
02/29/20	$15,619	$15,755	$15,655
03/31/20	$13,682	$13,809	$13,722
04/30/20	$15,435	$15,579	$15,481
05/31/20	$16,170	$16,321	$16,218
06/30/20	$16,492	$16,645	$16,540
07/31/20	$17,422	$17,584	$17,473
08/31/20	$18,673	$18,848	$18,729
09/30/20	$17,965	$18,132	$18,017
10/31/20	$17,488	$17,650	$17,538
11/30/20	$19,403	$19,582	$19,458
12/31/20	$20,147	$20,334	$20,206
01/31/21	$19,944	$20,129	$20,002
02/28/21	$20,497	$20,684	$20,554
03/31/21	$21,395	$21,590	$21,454
04/30/21	$22,536	$22,742	$22,599
05/31/21	$22,693	$22,901	$22,757
06/30/21	$23,220	$23,436	$23,288
07/31/21	$23,771	$23,993	$23,841
08/31/21	$24,493	$24,722	$24,566
09/30/21	$23,353	$23,572	$23,423
10/31/21	$24,988	$25,224	$25,065
11/30/21	$24,813	$25,049	$24,891
12/31/21	$25,923	$26,172	$26,006
01/31/22	$24,583	$24,817	$24,661
02/28/22	$23,847	$24,074	$23,922
03/31/22	$24,730	$24,968	$24,811
04/30/22	$22,575	$22,791	$22,647
05/31/22	$22,616	$22,833	$22,689
06/30/22	$20,743	$20,948	$20,816
07/31/22	$22,655	$22,879	$22,735
08/31/22	$21,731	$21,946	$21,808
09/30/22	$19,732	$19,925	$19,799
10/31/22	$21,329	$21,538	$21,402
11/30/22	$22,521	$22,742	$22,598
12/31/22	$21,224	$21,432	$21,296
01/31/23	$22,556	$22,778	$22,635
02/28/23	$22,007	$22,223	$22,082
03/31/23	$22,813	$23,038	$22,893
04/30/23	$23,168	$23,398	$23,250
05/31/23	$23,269	$23,500	$23,351
06/30/23	$24,805	$25,053	$24,894
07/31/23	$25,601	$25,857	$25,694
08/31/23	$25,195	$25,446	$25,285
09/30/23	$23,997	$24,232	$24,079
10/31/23	$23,493	$23,723	$23,573
11/30/23	$25,635	$25,889	$25,726
12/31/23	$26,798	$27,066	$26,895
01/31/24	$27,247	$27,520	$27,347
02/29/24	$28,699	$28,990	$28,807
03/31/24	$29,619	$29,923	$29,734
04/30/24	$28,411	$28,700	$28,519
05/31/24	$29,817	$30,124	$29,933
06/30/24	$30,884	$31,204	$31,007
07/31/24	$31,260	$31,584	$31,385
08/31/24	$32,017	$32,350	$32,146
09/30/24	$32,699	$33,041	$32,833
10/31/24	$32,402	$32,742	$32,535
11/30/24	$34,303	$34,664	$34,445
12/31/24	$33,488	$33,837	$33,624
01/31/25	$34,420	$34,780	$34,560
02/28/25	$33,970	$34,326	$34,109
03/31/25	$32,057	$32,392	$32,187
04/30/25	$31,839	$32,172	$31,969
05/31/25	$33,842	$34,197	$33,981
06/30/25	$35,561	$35,936	$35,709

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPLG	15.14%	16.61%	13.53%
S&P 500 Index	15.16%	16.64%	13.65%
S&P 500 Index/SSGA Large Cap Index/Russell 1000 IndexFootnote Reference(1)Footnote Reference(2)	15.16%	16.64%	13.57%
Footnote	Description
Footnote(1)	Effective November 16, 2017, the Fund’s benchmark index changed from the Russell 1000 Index to the SSGA Large Cap Index. Effective January 24, 2020, the Fund’s benchmark index changed from the SSGA Large Cap Index to the S&P 500 Index. Each benchmark index change was consistent with a change in the Fund’s principal investment strategy to track the performance of a new index. Performance of the Fund prior to January 24, 2020 is therefore based on the Fund’s investment strategy to track the applicable prior indexes and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Russell 1000 Index from 06/30/15 to 11/15/17, the SSGA Large Cap Index from 11/16/17 to 01/23/20, and of the S&P 500 Index from 01/24/20 to 06/30/25

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$72,857,080,454
  Number of Portfolio Holdings507
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$10,768,280

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	12.7%
Software	11.4%
Interactive Media & Services	6.6%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.6%
Capital Markets	3.4%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.8%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPLG

SPDR Portfolio S&P 600 Small Cap ETF

SPSM

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio S&P 600 Small Cap ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 600 Small Cap ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration.  By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPSM	S&P 500 Index	S&P SmallCap 600 Index/SSGA Small Cap Index/Russell 2000 Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,882	$10,210	$9,884
08/31/15	$9,268	$9,594	$9,263
09/30/15	$8,819	$9,356	$8,808
10/31/15	$9,318	$10,145	$9,304
11/30/15	$9,619	$10,176	$9,607
12/31/15	$9,139	$10,015	$9,125
01/31/16	$8,345	$9,518	$8,322
02/29/16	$8,346	$9,505	$8,322
03/31/16	$9,013	$10,150	$8,986
04/30/16	$9,155	$10,189	$9,127
05/31/16	$9,361	$10,372	$9,333
06/30/16	$9,355	$10,399	$9,327
07/31/16	$9,914	$10,783	$9,884
08/31/16	$10,091	$10,798	$10,059
09/30/16	$10,203	$10,800	$10,171
10/31/16	$9,723	$10,603	$9,687
11/30/16	$10,802	$10,996	$10,767
12/31/16	$11,103	$11,213	$11,069
01/31/17	$11,148	$11,426	$11,113
02/28/17	$11,363	$11,879	$11,327
03/31/17	$11,382	$11,893	$11,342
04/30/17	$11,509	$12,015	$11,466
05/31/17	$11,274	$12,184	$11,233
06/30/17	$11,656	$12,260	$11,621
07/31/17	$11,751	$12,512	$11,708
08/31/17	$11,600	$12,551	$11,559
09/30/17	$12,326	$12,810	$12,280
10/31/17	$12,437	$13,109	$12,385
11/30/17	$12,793	$13,511	$12,747
12/31/17	$12,811	$13,661	$12,773
01/31/18	$13,132	$14,443	$13,087
02/28/18	$12,582	$13,911	$12,543
03/31/18	$12,736	$13,557	$12,692
04/30/18	$12,856	$13,609	$12,802
05/31/18	$13,630	$13,937	$13,585
06/30/18	$13,786	$14,023	$13,746
07/31/18	$13,968	$14,544	$13,926
08/31/18	$14,576	$15,018	$14,539
09/30/18	$14,251	$15,104	$14,215
10/31/18	$12,755	$14,072	$12,723
11/30/18	$12,946	$14,358	$12,900
12/31/18	$11,389	$13,062	$11,352
01/31/19	$12,754	$14,109	$12,718
02/28/19	$13,359	$14,562	$13,320
03/31/19	$13,101	$14,845	$13,068
04/30/19	$13,541	$15,446	$13,506
05/31/19	$12,450	$14,464	$12,427
06/30/19	$13,339	$15,483	$13,311
07/31/19	$13,458	$15,706	$13,427
08/31/19	$12,821	$15,457	$12,783
09/30/19	$13,105	$15,746	$13,058
10/31/19	$13,412	$16,087	$13,364
11/30/19	$13,927	$16,671	$13,886
12/31/19	$14,336	$17,175	$14,307
01/31/20	$13,752	$17,168	$13,736
02/29/20	$12,431	$15,755	$12,417
03/31/20	$9,642	$13,809	$9,636
04/30/20	$10,869	$15,579	$10,859
05/31/20	$11,337	$16,321	$11,327
06/30/20	$11,768	$16,645	$11,750
07/31/20	$12,251	$17,584	$12,233
08/31/20	$12,741	$18,848	$12,721
09/30/20	$12,143	$18,132	$12,123
10/31/20	$12,456	$17,650	$12,436
11/30/20	$14,719	$19,582	$14,696
12/31/20	$15,943	$20,334	$15,919
01/31/21	$16,945	$20,129	$16,920
02/28/21	$18,241	$20,684	$18,214
03/31/21	$18,851	$21,590	$18,822
04/30/21	$19,234	$22,742	$19,205
05/31/21	$19,633	$22,901	$19,604
06/30/21	$19,696	$23,436	$19,669
07/31/21	$19,225	$23,993	$19,200
08/31/21	$19,611	$24,722	$19,587
09/30/21	$19,132	$23,572	$19,111
10/31/21	$19,787	$25,224	$19,765
11/30/21	$19,334	$25,049	$19,313
12/31/21	$20,204	$26,172	$20,188
01/31/22	$18,736	$24,817	$18,721
02/28/22	$18,999	$24,074	$18,983
03/31/22	$19,070	$24,968	$19,053
04/30/22	$17,581	$22,791	$17,565
05/31/22	$17,907	$22,833	$17,893
06/30/22	$16,373	$20,948	$16,364
07/31/22	$18,012	$22,879	$18,002
08/31/22	$17,223	$21,946	$17,213
09/30/22	$15,524	$19,925	$15,512
10/31/22	$17,442	$21,538	$17,430
11/30/22	$18,163	$22,742	$18,156
12/31/22	$16,949	$21,432	$16,938
01/31/23	$18,558	$22,778	$18,546
02/28/23	$18,330	$22,223	$18,318
03/31/23	$17,385	$23,038	$17,373
04/30/23	$16,903	$23,398	$16,890
05/31/23	$16,606	$23,500	$16,594
06/30/23	$17,970	$25,053	$17,960
07/31/23	$18,959	$25,857	$18,949
08/31/23	$18,175	$25,446	$18,165
09/30/23	$17,086	$24,232	$17,075
10/31/23	$16,107	$23,723	$16,096
11/30/23	$17,439	$25,889	$17,427
12/31/23	$19,664	$27,066	$19,657
01/31/24	$18,889	$27,520	$18,881
02/29/24	$19,516	$28,990	$19,509
03/31/24	$20,146	$29,923	$20,141
04/30/24	$19,017	$28,700	$19,010
05/31/24	$19,975	$30,124	$19,969
06/30/24	$19,522	$31,204	$19,515
07/31/24	$21,627	$31,584	$21,621
08/31/24	$21,316	$32,350	$21,310
09/30/24	$21,498	$33,041	$21,491
10/31/24	$20,932	$32,742	$20,924
11/30/24	$23,218	$34,664	$23,213
12/31/24	$21,371	$33,837	$21,366
01/31/25	$21,993	$34,780	$21,988
02/28/25	$20,738	$34,326	$20,733
03/31/25	$19,463	$32,392	$19,459
04/30/25	$18,650	$32,172	$18,644
05/31/25	$19,625	$34,197	$19,619
06/30/25	$20,417	$35,936	$20,413

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPSM	4.58%	11.65%	7.40%
S&P 500 Index	15.16%	16.64%	13.65%
S&P SmallCap 600 Index/SSGA Small Cap Index/Russell 2000 IndexFootnote Reference(1)Footnote Reference(2)	4.60%	11.68%	7.40%
Footnote	Description
Footnote(1)	Effective November 16, 2017, the Fund’s benchmark index changed from the Russell 2000 Index to the SSGA Small Cap Index. Effective January 24, 2020, the Fund’s benchmark index changed from the SSGA Small Cap Index to the S&P SmallCap 600 Index. Each benchmark index change was consistent with a change in the Fund’s principal investment strategy to track the performance of a new index. Performance of the Fund prior to January 24, 2020 is therefore based on the Fund’s investment strategy to track the applicable prior indexes and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Russell 2000 Index from 06/30/15 to 11/15/17, the SSGA Small Cap Index from 11/16/17 to 01/23/20, and of the S&P Small Cap 600 Index from 01/24/20 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,302,393,612
  Number of Portfolio Holdings610
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$3,477,907

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	9.0%
Machinery	5.1%
Electronic Equipment, Instruments & Components	4.2%
Software	4.0%
Health Care Equipment & Supplies	3.7%
Chemicals	3.2%
Specialty Retail	3.1%
Capital Markets	2.9%
Semiconductors & Semiconductor Equipment	2.9%
Financial Services	2.7%

Top Ten Holdings

Holdings	%
Mr. Cooper Group, Inc.	0.7%
AeroVironment, Inc.	0.6%
Brinker International, Inc.	0.6%
Qorvo, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
BorgWarner, Inc.	0.6%
Badger Meter, Inc.	0.5%
Armstrong World Industries, Inc.	0.5%
Dycom Industries, Inc.	0.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPSM

SPDR Portfolio S&P Sector Neutral Dividend ETF

SPDG

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio S&P Sector Neutral Dividend ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P Sector Neutral Dividend ETF	$5	0.05%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

During the reporting period, the top three sectors contributing to total return were Information Technology followed by Financials and Industrials. On the other hand, the worst three contributing sectors were Health Care, Materials and Energy. From an individual security perspective, the top three companies that contributed to total return during the reporting period were Broadcom Inc., followed by International Business Machines Corp., and Cisco Systems Inc.. The bottom three companies were UnitedHealth Group Inc., followed by Qualcomm Inc., and Merch & Co.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPDG	S&P 500 Index	S&P Sector-Neutral High Yield Dividend Aristocrats Index
09/12/23	$10,000	$10,000	$10,000
09/30/23	$9,660	$9,617	$9,658
10/31/23	$9,380	$9,415	$9,375
11/30/23	$10,114	$10,275	$10,110
12/31/23	$10,801	$10,742	$10,801
01/31/24	$10,943	$10,922	$10,944
02/29/24	$11,173	$11,505	$11,176
03/31/24	$11,654	$11,876	$11,661
04/30/24	$11,131	$11,391	$11,137
05/31/24	$11,444	$11,955	$11,452
06/30/24	$11,710	$12,384	$11,722
07/31/24	$12,257	$12,535	$12,273
08/31/24	$12,579	$12,839	$12,596
09/30/24	$12,980	$13,113	$13,001
10/31/24	$12,791	$12,994	$12,810
11/30/24	$13,325	$13,757	$13,348
12/31/24	$12,981	$13,429	$13,005
01/31/25	$13,413	$13,803	$13,440
02/28/25	$13,586	$13,623	$13,613
03/31/25	$13,128	$12,856	$13,154
04/30/25	$12,561	$12,768	$12,587
05/31/25	$13,019	$13,572	$13,049
06/30/25	$13,587	$14,262	$13,622

Average Annual Total Returns (%)

Name	1 Year	Since Inception 09/12/23
SPDG	16.03%	18.50%
S&P 500 Index	15.16%	21.84%
S&P Sector-Neutral High Yield Dividend Aristocrats Index	16.20%	18.73%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$10,092,103
  Number of Portfolio Holdings287
  Portfolio Turnover Rate32%
  Total Advisory Fees Paid$4,190

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	11.0%
Banks	10.6%
IT Services	9.5%
Diversified Telecommunication Services	7.3%
Communications Equipment	5.8%
Specialty Retail	5.0%
Capital Markets	3.5%
Oil, Gas & Consumable Fuels	3.5%
Hotels, Restaurants & Leisure	3.5%
Pharmaceuticals	3.2%

Top Ten Holdings

Holdings	%
Verizon Communications, Inc.	7.2%
Cisco Systems, Inc.	5.6%
International Business Machines Corp.	5.0%
Texas Instruments, Inc.	4.1%
Accenture PLC, Class A	3.7%
QUALCOMM, Inc.	3.5%
Home Depot, Inc.	3.5%
Bank of America Corp.	3.3%
Analog Devices, Inc.	2.4%
McDonald's Corp.	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPDG

SPDR S&P 500 ESG ETF

EFIV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P 500 ESG ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 500 ESG ETF	$11	0.10%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.), but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Google. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. And as an indicator of the dominance of the A.I. story, NVIDIA was the largest company in the world with a market cap of nearly $4.0 trillion. On a sector lever Financials, Information Technology and Industrials were the strongest contributors to the Fund's performance. Materials, Utilities and Real Estate were the weakest contributors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EFIV	S&P 500 Index	S&P 500 Scored & Screened Index
07/28/20	$10,000	$10,000	$10,000
07/31/20	$10,120	$10,509	$10,120
08/31/20	$10,918	$11,170	$10,920
09/30/20	$10,452	$11,094	$10,451
10/31/20	$10,166	$10,469	$10,165
11/30/20	$11,229	$10,333	$11,233
12/31/20	$11,608	$10,620	$11,614
01/31/21	$11,521	$10,367	$11,527
02/28/21	$11,778	$10,976	$11,787
03/31/21	$12,318	$10,876	$12,328
04/30/21	$13,032	$11,108	$13,045
05/31/21	$13,084	$11,378	$13,098
06/30/21	$13,447	$11,516	$13,465
07/31/21	$13,773	$11,930	$13,794
08/31/21	$14,202	$12,521	$14,225
09/30/21	$13,535	$12,010	$13,558
10/31/21	$14,661	$12,396	$14,688
11/30/21	$14,680	$13,058	$14,709
12/31/21	$15,274	$13,277	$15,306
01/31/22	$14,526	$13,881	$14,556
02/28/22	$14,143	$15,148	$14,173
03/31/22	$14,675	$14,830	$14,710
04/30/22	$13,333	$14,123	$13,363
05/31/22	$13,383	$13,898	$13,414
06/30/22	$12,307	$14,344	$12,338
07/31/22	$13,409	$15,292	$13,446
08/31/22	$12,838	$15,359	$12,873
09/30/22	$11,607	$15,598	$11,638
10/31/22	$12,635	$16,171	$12,670
11/30/22	$13,347	$15,776	$13,387
12/31/22	$12,563	$16,768	$12,601
01/31/23	$13,379	$15,802	$13,421
02/28/23	$13,003	$16,685	$13,044
03/31/23	$13,574	$18,036	$13,620
04/30/23	$13,839	$16,375	$13,887
05/31/23	$13,972	$15,707	$14,022
06/30/23	$14,873	$17,155	$14,928
07/31/23	$15,393	$15,739	$15,451
08/31/23	$15,148	$15,768	$15,206
09/30/23	$14,388	$14,393	$14,442
10/31/23	$14,127	$14,927	$14,181
11/30/23	$15,408	$14,480	$15,469
12/31/23	$16,062	$13,731	$16,128
01/31/24	$16,307	$14,346	$16,375
02/29/24	$17,124	$14,247	$17,198
03/31/24	$17,691	$15,245	$17,771
04/30/24	$17,043	$14,536	$17,121
05/31/24	$17,966	$14,978	$18,051
06/30/24	$18,585	$15,334	$18,674
07/31/24	$18,796	$15,692	$18,887
08/31/24	$19,212	$15,801	$19,307
09/30/24	$19,579	$16,645	$19,678
10/31/24	$19,366	$17,374	$19,466
11/30/24	$20,493	$17,853	$20,601
12/31/24	$19,895	$17,673	$20,002
01/31/25	$20,223	$18,352	$20,334
02/28/25	$20,011	$20,361	$20,121
03/31/25	$18,890	$19,819	$18,996
04/30/25	$18,603	$19,066	$18,709
05/31/25	$19,661	$20,437	$19,776
06/30/25	$20,751	$20,643	$20,876

Average Annual Total Returns (%)

Name	1 Year	Since Inception 07/28/20
EFIV	11.66%	15.97%
S&P 500 Index	15.16%	15.85%
S&P 500 Scored & Screened IndexFootnote Reference(1)	11.79%	16.11%
Footnote	Description
Footnote(1)	Effective February 10, 2025, the Fund’s benchmark index name changed from the S&P 500 ESG Index to the S&P 500 Scored & Screened Index. These changes did not result in any changes to the Fund’s investment objective or principal strategy.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,135,683,294
  Number of Portfolio Holdings324
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$1,511,104

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	13.7%
Software	13.1%
Interactive Media & Services	9.7%
Technology Hardware, Storage & Peripherals	9.0%
Capital Markets	4.2%
Financial Services	3.8%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.0%
Pharmaceuticals	2.7%
Consumer Staples Distribution & Retail	2.7%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	10.7%
Microsoft Corp.	10.3%
Apple, Inc.	8.5%
Meta Platforms, Inc., Class A	4.5%
Alphabet, Inc., Class A	2.9%
Alphabet, Inc., Class C	2.3%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Exxon Mobil Corp.	1.3%
Mastercard, Inc., Class A	1.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR EFIV

SPDR S&P Homebuilders ETF

XHB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Homebuilders ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Homebuilders ETF	$35	0.35%

How did the Fund perform last year and what affected its performance?

Homebuilding-related equities delivered a strong start to the reporting period, gaining over 20% in the first quarter. This performance was supported by declining mortgage rates and continued resilience in housing demand. However, investor sentiment turned more cautious in October, following weaker-than-expected new home sales data, rising input costs, and delays in anticipated the U.S. Federal Reserve rate cuts. As a result, the Fund declined approximately 15% over the second quarter. Performance over the remainder of the reporting period was mixed, reflecting a more cautious outlook amid macroeconomic uncertainty.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XHB	S&P 500 Index	S&P Homebuilders Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,267	$10,210	$10,270
08/31/15	$9,901	$9,594	$9,905
09/30/15	$9,363	$9,356	$9,368
10/31/15	$9,782	$10,145	$9,791
11/30/15	$9,940	$10,176	$9,952
12/31/15	$9,360	$10,015	$9,378
01/31/16	$8,371	$9,518	$8,390
02/29/16	$8,458	$9,505	$8,479
03/31/16	$9,283	$10,150	$9,311
04/30/16	$9,240	$10,189	$9,270
05/31/16	$9,371	$10,372	$9,404
06/30/16	$9,223	$10,399	$9,257
07/31/16	$9,918	$10,783	$9,958
08/31/16	$9,937	$10,798	$9,980
09/30/16	$9,342	$10,800	$9,385
10/31/16	$8,706	$10,603	$8,747
11/30/16	$9,313	$10,996	$9,361
12/31/16	$9,338	$11,213	$9,390
01/31/17	$9,523	$11,426	$9,578
02/28/17	$9,933	$11,879	$9,994
03/31/17	$10,287	$11,893	$10,353
04/30/17	$10,450	$12,015	$10,520
05/31/17	$10,356	$12,184	$10,428
06/30/17	$10,667	$12,260	$10,744
07/31/17	$10,617	$12,512	$10,697
08/31/17	$10,576	$12,551	$10,658
09/30/17	$11,047	$12,810	$11,138
10/31/17	$11,471	$13,109	$11,570
11/30/17	$12,156	$13,511	$12,264
12/31/17	$12,294	$13,661	$12,409
01/31/18	$12,442	$14,443	$12,562
02/28/18	$11,269	$13,911	$11,378
03/31/18	$11,324	$13,557	$11,437
04/30/18	$10,856	$13,609	$10,966
05/31/18	$10,933	$13,937	$11,048
06/30/18	$11,045	$14,023	$11,148
07/31/18	$11,065	$14,544	$11,172
08/31/18	$11,177	$15,018	$11,287
09/30/18	$10,749	$15,104	$10,857
10/31/18	$9,503	$14,072	$9,597
11/30/18	$9,942	$14,358	$10,044
12/31/18	$9,140	$13,062	$9,236
01/31/19	$10,303	$14,109	$10,417
02/28/19	$10,787	$14,562	$10,910
03/31/19	$10,867	$14,845	$10,994
04/30/19	$11,465	$15,446	$11,603
05/31/19	$10,814	$14,464	$10,946
06/30/19	$11,772	$15,483	$11,919
07/31/19	$11,756	$15,706	$11,906
08/31/19	$11,877	$15,457	$12,032
09/30/19	$12,477	$15,746	$12,645
10/31/19	$12,899	$16,087	$13,077
11/30/19	$12,990	$16,671	$13,173
12/31/19	$12,928	$17,175	$13,113
01/31/20	$13,326	$17,168	$13,521
02/29/20	$12,087	$15,755	$12,265
03/31/20	$8,473	$13,809	$8,569
04/30/20	$10,265	$15,579	$10,388
05/31/20	$11,990	$16,321	$12,139
06/30/20	$12,536	$16,645	$12,696
07/31/20	$14,161	$17,584	$14,348
08/31/20	$15,055	$18,848	$15,261
09/30/20	$15,406	$18,132	$15,621
10/31/20	$14,867	$17,650	$15,077
11/30/20	$16,357	$19,582	$16,596
12/31/20	$16,512	$20,334	$16,760
01/31/21	$17,283	$20,129	$17,548
02/28/21	$17,776	$20,684	$18,055
03/31/21	$20,184	$21,590	$20,510
04/30/21	$21,635	$22,742	$21,992
05/31/21	$21,512	$22,901	$21,874
06/30/21	$21,044	$23,436	$21,404
07/31/21	$21,668	$23,993	$22,045
08/31/21	$22,449	$24,722	$22,847
09/30/21	$20,651	$23,572	$21,022
10/31/21	$22,334	$25,224	$22,742
11/30/21	$23,106	$25,049	$23,536
12/31/21	$24,709	$26,172	$25,178
01/31/22	$21,446	$24,817	$21,858
02/28/22	$20,184	$24,074	$20,577
03/31/22	$18,264	$24,968	$18,622
04/30/22	$17,708	$22,791	$18,059
05/31/22	$18,028	$22,833	$18,392
06/30/22	$15,840	$20,948	$16,164
07/31/22	$18,534	$22,879	$18,920
08/31/22	$17,308	$21,946	$17,674
09/30/22	$15,889	$19,925	$16,227
10/31/22	$16,929	$21,538	$17,296
11/30/22	$18,087	$22,742	$18,486
12/31/22	$17,569	$21,432	$17,960
01/31/23	$20,232	$22,778	$20,692
02/28/23	$19,666	$22,223	$20,118
03/31/23	$19,788	$23,038	$20,248
04/30/23	$20,712	$23,398	$21,201
05/31/23	$20,122	$23,500	$20,602
06/30/23	$23,505	$25,053	$24,077
07/31/23	$24,746	$25,857	$25,356
08/31/23	$24,316	$25,446	$24,923
09/30/23	$22,463	$24,232	$23,026
10/31/23	$21,012	$23,723	$21,544
11/30/23	$24,350	$25,889	$24,976
12/31/23	$28,121	$27,066	$28,857
01/31/24	$27,582	$27,520	$28,312
02/29/24	$30,330	$28,990	$31,142
03/31/24	$32,869	$29,923	$33,764
04/30/24	$30,225	$28,700	$31,056
05/31/24	$31,000	$30,124	$31,862
06/30/24	$29,828	$31,204	$30,666
07/31/24	$34,854	$31,584	$35,845
08/31/24	$34,613	$32,350	$35,608
09/30/24	$36,775	$33,041	$37,844
10/31/24	$33,725	$32,742	$34,714
11/30/24	$36,243	$34,664	$37,318
12/31/24	$30,910	$33,837	$31,834
01/31/25	$32,077	$34,780	$33,039
02/28/25	$29,995	$34,326	$30,906
03/31/25	$28,738	$32,392	$29,621
04/30/25	$28,119	$32,172	$28,991
05/31/25	$27,979	$34,197	$28,855
06/30/25	$29,274	$35,936	$30,200

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XHB	(1.86%)	18.48%	11.34%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Homebuilders Select Industry Index	(1.52%)	18.92%	11.69%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,339,762,507
  Number of Portfolio Holdings37
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$6,382,493

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Homebuilding	49.3%
Building Products	33.7%
Home Improvement Retail	10.0%
Home Furnishings	3.5%
Homefurnishing Retail	3.5%

Top Ten Holdings

Holdings	%
TopBuild Corp.	3.5%
Installed Building Products, Inc.	3.5%
Williams-Sonoma, Inc.	3.5%
Taylor Morrison Home Corp.	3.5%
Somnigroup International, Inc.	3.5%
Allegion PLC	3.5%
Toll Brothers, Inc.	3.5%
Lennox International, Inc.	3.4%
Trane Technologies PLC	3.4%
DR Horton, Inc.	3.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XHB

SPDR S&P SmallCap 600 ESG ETF

ESIX

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P SmallCap 600 ESG ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P SmallCap 600 ESG ETF	$12	0.12%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. The sectors with the largest contribution to total return during the reporting period were Financials, followed by Industrials and Information Technology. On the other hand, Energy was the sector that detracted the most from total return, followed by Materials and Real Estate. On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were Lumen Technologies, followed by Palantir Technologies and Axon Enterprises. The top negative contributors to the Fund’s performance were Fortrea Holdings, followed by Acadia Healthcare and Vestis Corp.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ESIX	S&P 500 Index	S&P Smallcap 600 Scored & Screened Index
01/10/22	$10,000	$10,000	$10,000
01/31/22	$9,447	$9,673	$9,448
02/28/22	$9,592	$9,384	$9,595
03/31/22	$9,649	$9,732	$9,656
04/30/22	$8,944	$8,883	$8,950
05/31/22	$9,106	$8,900	$9,118
06/30/22	$8,319	$8,165	$8,330
07/31/22	$9,168	$8,918	$9,182
08/31/22	$8,737	$8,554	$8,750
09/30/22	$7,886	$7,766	$7,896
10/31/22	$8,864	$8,395	$8,878
11/30/22	$9,197	$8,864	$9,215
12/31/22	$8,604	$8,354	$8,620
01/31/23	$9,372	$8,879	$9,392
02/28/23	$9,292	$8,662	$9,314
03/31/23	$8,806	$8,980	$8,828
04/30/23	$8,539	$9,120	$8,559
05/31/23	$8,418	$9,160	$8,440
06/30/23	$9,100	$9,765	$9,124
07/31/23	$9,623	$10,079	$9,649
08/31/23	$9,259	$9,918	$9,283
09/30/23	$8,742	$9,445	$8,764
10/31/23	$8,286	$9,247	$8,306
11/30/23	$8,935	$10,091	$8,957
12/31/23	$10,113	$10,550	$10,147
01/31/24	$9,756	$10,727	$9,788
02/29/24	$10,110	$11,300	$10,147
03/31/24	$10,414	$11,663	$10,456
04/30/24	$9,871	$11,187	$9,912
05/31/24	$10,360	$11,742	$10,403
06/30/24	$10,127	$12,163	$10,170
07/31/24	$11,165	$12,311	$11,217
08/31/24	$11,044	$12,610	$11,096
09/30/24	$11,091	$12,879	$11,145
10/31/24	$10,849	$12,762	$10,903
11/30/24	$11,965	$13,511	$12,027
12/31/24	$11,092	$13,189	$11,150
01/31/25	$11,374	$13,556	$11,435
02/28/25	$10,693	$13,380	$10,751
03/31/25	$10,060	$12,626	$10,114
04/30/25	$9,632	$12,540	$9,683
05/31/25	$10,123	$13,329	$10,179
06/30/25	$10,467	$14,007	$10,526

Average Annual Total Returns (%)

Name	1 Year	Since Inception 01/10/22
ESIX	3.36%	1.32%
S&P 500 Index	15.16%	10.20%
S&P Smallcap 600 Scored & Screened IndexFootnote Reference(1)	3.50%	1.49%
Footnote	Description
Footnote(1)	Effective February 10, 2025, the Fund’s benchmark index name changed from the S&P SmallCap 600 ESG Index to the S&P SmallCap 600 Scored & Screened Index. These changes did not result in any changes to the Fund’s investment objective or principal strategy.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$7,352,721
  Number of Portfolio Holdings415
  Portfolio Turnover Rate46%
  Total Advisory Fees Paid$8,174

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	9.5%
Machinery	6.0%
Health Care Equipment & Supplies	4.9%
Electronic Equipment, Instruments & Components	4.5%
Software	4.1%
Financial Services	3.7%
Building Products	3.5%
Chemicals	3.4%
Specialty Retail	3.2%
Semiconductors & Semiconductor Equipment	3.0%

Top Ten Holdings

Holdings	%
Mr. Cooper Group, Inc.	1.0%
Brinker International, Inc.	0.8%
Qorvo, Inc.	0.8%
SPX Technologies, Inc.	0.8%
BorgWarner, Inc.	0.8%
Badger Meter, Inc.	0.8%
Armstrong World Industries, Inc.	0.7%
Federal Signal Corp.	0.7%
Jackson Financial, Inc., Class A	0.7%
Essential Properties Realty Trust, Inc.	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR ESIX

SPDR SSGA US Large Cap Low Volatility Index ETF

LGLV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR SSGA US Large Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Large Cap Low Volatility Index ETF	$13	0.12%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. The market rewarded the former but punished the latter. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period.

The relative performance of large cap low volatility stocks in the U.S. flip-flopped from quarter to quarter, with outperformance followed by underperformance and then back again. This was particularly true in 2025, with low volatility stocks strongly outperforming in the down markets of 1Q25 and then strongly underperforming in the broader market rebound of 2Q25. The net result was the Fund trailing the Index performance slightly over the full reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	LGLV	S&P 500 Index	SSGA US Large Cap Low Volatility Index/Russell 1000 Low Volatility Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,309	$10,210	$10,312
08/31/15	$9,722	$9,594	$9,723
09/30/15	$9,607	$9,356	$9,607
10/31/15	$10,374	$10,145	$10,379
11/30/15	$10,448	$10,176	$10,453
12/31/15	$10,393	$10,015	$10,403
01/31/16	$10,023	$9,518	$10,032
02/29/16	$10,133	$9,505	$10,143
03/31/16	$10,845	$10,150	$10,860
04/30/16	$10,870	$10,189	$10,885
05/31/16	$11,030	$10,372	$11,047
06/30/16	$11,372	$10,399	$11,391
07/31/16	$11,616	$10,783	$11,637
08/31/16	$11,518	$10,798	$11,540
09/30/16	$11,357	$10,800	$11,379
10/31/16	$11,047	$10,603	$11,069
11/30/16	$11,322	$10,996	$11,346
12/31/16	$11,563	$11,213	$11,591
01/31/17	$11,713	$11,426	$11,743
02/28/17	$12,264	$11,879	$12,300
03/31/17	$12,239	$11,893	$12,275
04/30/17	$12,342	$12,015	$12,380
05/31/17	$12,569	$12,184	$12,611
06/30/17	$12,576	$12,260	$12,619
07/31/17	$12,798	$12,512	$12,845
08/31/17	$12,743	$12,551	$12,790
09/30/17	$12,957	$12,810	$13,007
10/31/17	$13,237	$13,109	$13,291
11/30/17	$13,647	$13,511	$13,706
12/31/17	$13,627	$13,661	$13,689
01/31/18	$14,094	$14,443	$14,162
02/28/18	$13,559	$13,911	$13,624
03/31/18	$13,547	$13,557	$13,617
04/30/18	$13,469	$13,609	$13,539
05/31/18	$13,587	$13,937	$13,660
06/30/18	$13,728	$14,023	$13,804
07/31/18	$14,336	$14,544	$14,418
08/31/18	$14,726	$15,018	$14,814
09/30/18	$14,822	$15,104	$14,912
10/31/18	$14,215	$14,072	$14,300
11/30/18	$14,836	$14,358	$14,928
12/31/18	$13,701	$13,062	$13,783
01/31/19	$14,556	$14,109	$14,646
02/28/19	$15,215	$14,562	$15,312
03/31/19	$15,520	$14,845	$15,621
04/30/19	$16,141	$15,446	$16,250
05/31/19	$15,899	$14,464	$16,008
06/30/19	$16,740	$15,483	$16,858
07/31/19	$17,021	$15,706	$17,143
08/31/19	$17,211	$15,457	$17,337
09/30/19	$17,412	$15,746	$17,542
10/31/19	$17,372	$16,087	$17,502
11/30/19	$17,697	$16,671	$17,833
12/31/19	$17,956	$17,175	$18,097
01/31/20	$18,300	$17,168	$18,446
02/29/20	$16,753	$15,755	$16,886
03/31/20	$14,319	$13,809	$14,413
04/30/20	$15,542	$15,579	$15,648
05/31/20	$16,310	$16,321	$16,425
06/30/20	$16,229	$16,645	$16,341
07/31/20	$17,030	$17,584	$17,152
08/31/20	$17,576	$18,848	$17,705
09/30/20	$17,308	$18,132	$17,433
10/31/20	$16,840	$17,650	$16,962
11/30/20	$18,701	$19,582	$18,842
12/31/20	$19,308	$20,334	$19,455
01/31/21	$18,567	$20,129	$18,709
02/28/21	$19,183	$20,684	$19,332
03/31/21	$20,252	$21,590	$20,413
04/30/21	$21,474	$22,742	$21,650
05/31/21	$21,567	$22,901	$21,746
06/30/21	$21,627	$23,436	$21,809
07/31/21	$22,494	$23,993	$22,688
08/31/21	$22,960	$24,722	$23,159
09/30/21	$21,755	$23,572	$21,942
10/31/21	$23,307	$25,224	$23,514
11/30/21	$22,933	$25,049	$23,137
12/31/21	$24,671	$26,172	$24,894
01/31/22	$23,116	$24,817	$23,323
02/28/22	$22,420	$24,074	$22,621
03/31/22	$23,578	$24,968	$23,794
04/30/22	$22,687	$22,791	$22,896
05/31/22	$22,788	$22,833	$23,002
06/30/22	$21,638	$20,948	$21,842
07/31/22	$22,936	$22,879	$23,159
08/31/22	$22,272	$21,946	$22,489
09/30/22	$20,471	$19,925	$20,666
10/31/22	$22,077	$21,538	$22,293
11/30/22	$23,417	$22,742	$23,653
12/31/22	$22,669	$21,432	$22,896
01/31/23	$23,296	$22,778	$23,533
02/28/23	$22,519	$22,223	$22,748
03/31/23	$22,963	$23,038	$23,199
04/30/23	$23,381	$23,398	$23,626
05/31/23	$22,419	$23,500	$22,653
06/30/23	$23,689	$25,053	$23,942
07/31/23	$23,999	$25,857	$24,258
08/31/23	$23,623	$25,446	$23,877
09/30/23	$22,628	$24,232	$22,871
10/31/23	$22,453	$23,723	$22,695
11/30/23	$24,005	$25,889	$24,269
12/31/23	$24,750	$27,066	$25,025
01/31/24	$25,030	$27,520	$25,311
02/29/24	$25,917	$28,990	$26,213
03/31/24	$26,691	$29,923	$27,002
04/30/24	$25,586	$28,700	$25,883
05/31/24	$26,261	$30,124	$26,571
06/30/24	$26,334	$31,204	$26,648
07/31/24	$27,623	$31,584	$27,958
08/31/24	$28,862	$32,350	$29,217
09/30/24	$29,343	$33,041	$29,708
10/31/24	$29,092	$32,742	$29,451
11/30/24	$30,728	$34,664	$31,115
12/31/24	$28,779	$33,837	$29,141
01/31/25	$29,653	$34,780	$30,030
02/28/25	$30,455	$34,326	$30,848
03/31/25	$30,428	$32,392	$30,826
04/30/25	$29,870	$32,172	$30,262
05/31/25	$30,530	$34,197	$30,934
06/30/25	$30,664	$35,936	$31,074

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
LGLV	16.44%	13.57%	11.86%
S&P 500 Index	15.16%	16.64%	13.65%
SSGA US Large Cap Low Volatility Index/Russell 1000 Low Volatility IndexFootnote Reference(1)Footnote Reference(2)	16.61%	13.72%	12.01%
Footnote	Description
Footnote(1)	Effective December 13, 2016 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Russell 1000 Low Volatility Index (the “Previous Benchmark Index”) to the SSGA US Large Cap Low Volatility Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Russell 1000 Low Volatility Index from 06/30/15 to 12/12/16 and of the SSGA US Large Cap Low Volatility Index from 12/13/16 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,092,474,610
  Number of Portfolio Holdings170
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$1,039,613

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Insurance	10.0%
Residential REITs	5.5%
Machinery	5.3%
Multi-Utilities	4.9%
Capital Markets	4.8%
Professional Services	4.4%
Software	4.1%
Specialty Retail	3.6%
Oil, Gas & Consumable Fuels	3.2%
IT Services	3.1%

Top Ten Holdings

Holdings	%
Linde PLC	1.4%
Corteva, Inc.	1.3%
Vulcan Materials Co.	1.2%
Colgate-Palmolive Co.	1.1%
PepsiCo, Inc.	1.1%
Walmart, Inc.	1.1%
Johnson & Johnson	1.1%
CME Group, Inc.	1.1%
Microsoft Corp.	1.0%
McDonald's Corp.	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR LGLV

SPDR SSGA US Small Cap Low Volatility Index ETF

SMLV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR SSGA US Small Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Small Cap Low Volatility Index ETF	$13	0.12%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. The market rewarded the former but punished the latter. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period. Unfortunately, small caps did not perform well during the reporting period, with the Russell 2000 Index returning only 7.68% compared to the S&P 500 Index's 15.16% return. However, the defensive nature of low volatility small cap securities performed extremely well in the inflation- and tariff-induced volatility, allowing the Fund to outperform not only the Russell 2000 Index but the S&P 500 Index as well.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SMLV	S&P 500 Index	SSGA US Small Cap Low Volatility Index/Russell 2000 Low Volatility Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,974	$10,210	$9,976
08/31/15	$9,497	$9,594	$9,498
09/30/15	$9,419	$9,356	$9,419
10/31/15	$10,029	$10,145	$10,031
11/30/15	$10,283	$10,176	$10,287
12/31/15	$9,783	$10,015	$9,789
01/31/16	$9,339	$9,518	$9,339
02/29/16	$9,457	$9,505	$9,458
03/31/16	$10,187	$10,150	$10,192
04/30/16	$10,147	$10,189	$10,153
05/31/16	$10,363	$10,372	$10,369
06/30/16	$10,400	$10,399	$10,406
07/31/16	$10,915	$10,783	$10,924
08/31/16	$11,154	$10,798	$11,165
09/30/16	$11,034	$10,800	$11,044
10/31/16	$10,859	$10,603	$10,868
11/30/16	$12,261	$10,996	$12,276
12/31/16	$12,781	$11,213	$12,794
01/31/17	$12,493	$11,426	$12,501
02/28/17	$12,576	$11,879	$12,581
03/31/17	$12,553	$11,893	$12,563
04/30/17	$12,733	$12,015	$12,736
05/31/17	$12,423	$12,184	$12,397
06/30/17	$12,700	$12,260	$12,690
07/31/17	$12,822	$12,512	$12,759
08/31/17	$12,587	$12,551	$12,548
09/30/17	$13,290	$12,810	$13,255
10/31/17	$13,321	$13,109	$13,285
11/30/17	$13,711	$13,511	$13,661
12/31/17	$13,451	$13,661	$13,398
01/31/18	$13,458	$14,443	$13,393
02/28/18	$12,848	$13,911	$12,792
03/31/18	$13,140	$13,557	$13,105
04/30/18	$13,249	$13,609	$13,215
05/31/18	$13,888	$13,937	$13,857
06/30/18	$14,199	$14,023	$14,171
07/31/18	$14,396	$14,544	$14,371
08/31/18	$14,894	$15,018	$14,870
09/30/18	$14,562	$15,104	$14,538
10/31/18	$13,540	$14,072	$13,514
11/30/18	$13,903	$14,358	$13,878
12/31/18	$12,639	$13,062	$12,614
01/31/19	$13,699	$14,109	$13,678
02/28/19	$14,185	$14,562	$14,165
03/31/19	$13,977	$14,845	$13,958
04/30/19	$14,362	$15,446	$14,348
05/31/19	$13,598	$14,464	$13,583
06/30/19	$14,375	$15,483	$14,360
07/31/19	$14,650	$15,706	$14,636
08/31/19	$14,161	$15,457	$14,145
09/30/19	$14,726	$15,746	$14,715
10/31/19	$15,104	$16,087	$15,095
11/30/19	$15,362	$16,671	$15,354
12/31/19	$15,655	$17,175	$15,651
01/31/20	$15,149	$17,168	$15,144
02/29/20	$13,749	$15,755	$13,742
03/31/20	$10,462	$13,809	$10,447
04/30/20	$11,613	$15,579	$11,659
05/31/20	$11,665	$16,321	$11,713
06/30/20	$12,122	$16,645	$12,170
07/31/20	$12,166	$17,584	$12,214
08/31/20	$12,702	$18,848	$12,755
09/30/20	$12,056	$18,132	$12,100
10/31/20	$12,245	$17,650	$12,292
11/30/20	$14,338	$19,582	$14,401
12/31/20	$15,395	$20,334	$15,469
01/31/21	$15,606	$20,129	$15,687
02/28/21	$17,257	$20,684	$17,351
03/31/21	$17,977	$21,590	$18,076
04/30/21	$18,410	$22,742	$18,518
05/31/21	$18,621	$22,901	$18,732
06/30/21	$18,317	$23,436	$18,426
07/31/21	$18,323	$23,993	$18,433
08/31/21	$18,755	$24,722	$18,871
09/30/21	$18,331	$23,572	$18,444
10/31/21	$19,049	$25,224	$19,171
11/30/21	$18,543	$25,049	$18,660
12/31/21	$19,685	$26,172	$19,816
01/31/22	$18,717	$24,817	$18,840
02/28/22	$18,710	$24,074	$18,835
03/31/22	$18,896	$24,968	$19,023
04/30/22	$17,765	$22,791	$17,884
05/31/22	$18,183	$22,833	$18,308
06/30/22	$17,389	$20,948	$17,511
07/31/22	$18,534	$22,879	$18,667
08/31/22	$17,830	$21,946	$17,957
09/30/22	$16,527	$19,925	$16,642
10/31/22	$18,465	$21,538	$18,600
11/30/22	$19,087	$22,742	$19,229
12/31/22	$18,151	$21,432	$18,284
01/31/23	$19,126	$22,778	$19,273
02/28/23	$18,915	$22,223	$19,061
03/31/23	$17,877	$23,038	$18,008
04/30/23	$17,199	$23,398	$17,325
05/31/23	$16,743	$23,500	$16,868
06/30/23	$17,660	$25,053	$17,792
07/31/23	$18,667	$25,857	$18,810
08/31/23	$17,975	$25,446	$18,112
09/30/23	$17,046	$24,232	$17,171
10/31/23	$16,361	$23,723	$16,479
11/30/23	$17,512	$25,889	$17,643
12/31/23	$19,507	$27,066	$19,661
01/31/24	$18,674	$27,520	$18,820
02/29/24	$18,890	$28,990	$19,042
03/31/24	$19,522	$29,923	$19,709
04/30/24	$18,492	$28,700	$18,670
05/31/24	$19,235	$30,124	$19,421
06/30/24	$19,364	$31,204	$19,551
07/31/24	$22,271	$31,584	$22,488
08/31/24	$22,189	$32,350	$22,404
09/30/24	$22,004	$33,041	$22,214
10/31/24	$22,151	$32,742	$22,363
11/30/24	$24,607	$34,664	$24,851
12/31/24	$22,787	$33,837	$23,010
01/31/25	$23,502	$34,780	$23,732
02/28/25	$23,419	$34,326	$23,649
03/31/25	$22,094	$32,392	$22,309
04/30/25	$21,354	$32,172	$21,586
05/31/25	$22,180	$34,197	$22,425
06/30/25	$22,652	$35,936	$22,906

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SMLV	16.98%	13.32%	8.52%
S&P 500 Index	15.16%	16.64%	13.65%
SSGA US Small Cap Low Volatility Index/Russell 2000 Low Volatility IndexFootnote Reference(1)Footnote Reference(2)	17.16%	13.48%	8.64%
Footnote	Description
Footnote(1)	Effective December 13, 2016 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Russell 2000 Low Volatility Index (the “Previous Benchmark Index”) to the SSGA US Small Cap Low Volatility Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Russell 2000 Low Volatility Index from 06/30/15 to 12/12/16 and of the SSGA US Small Cap Low Volatility Index from 12/13/16 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$200,149,428
  Number of Portfolio Holdings411
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid$237,096

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	23.2%
Electronic Equipment, Instruments & Components	4.4%
Professional Services	4.0%
Machinery	3.9%
Insurance	3.4%
Software	2.9%
Health Care Equipment & Supplies	2.7%
Financial Services	2.5%
Food Products	2.3%
Health Care REITs	2.2%

Top Ten Holdings

Holdings	%
TXNM Energy, Inc.	0.7%
Phillips Edison & Co., Inc.	0.7%
Sensient Technologies Corp.	0.7%
Safety Insurance Group, Inc.	0.7%
Flowers Foods, Inc.	0.6%
City Holding Co.	0.6%
American States Water Co.	0.6%
Northwestern Energy Group, Inc.	0.6%
Sonoco Products Co.	0.6%
Horace Mann Educators Corp.	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SMLV

SPDR Portfolio S&P 500 Growth ETF

SPYG

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio S&P 500 Growth ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 Growth ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserves and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.), but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA Corp., but also on those who might be left behind by it, such as Apple Inc. and Alphabet Inc.. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. And as an indicator of the dominance of the A.I. story, NVIDIA Corp. was the largest company in the world with a market cap of nearly $4.0 trillion.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPYG	S&P 500 Index	S&P 500 Growth Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,360	$10,210	$10,362
08/31/15	$9,731	$9,594	$9,731
09/30/15	$9,517	$9,356	$9,517
10/31/15	$10,409	$10,145	$10,412
11/30/15	$10,420	$10,176	$10,424
12/31/15	$10,259	$10,015	$10,265
01/31/16	$9,741	$9,518	$9,748
02/29/16	$9,666	$9,505	$9,671
03/31/16	$10,311	$10,150	$10,320
04/30/16	$10,180	$10,189	$10,190
05/31/16	$10,449	$10,372	$10,462
06/30/16	$10,412	$10,399	$10,424
07/31/16	$10,894	$10,783	$10,909
08/31/16	$10,861	$10,798	$10,877
09/30/16	$10,903	$10,800	$10,920
10/31/16	$10,671	$10,603	$10,689
11/30/16	$10,799	$10,996	$10,819
12/31/16	$10,951	$11,213	$10,973
01/31/17	$11,276	$11,426	$11,302
02/28/17	$11,733	$11,879	$11,762
03/31/17	$11,878	$11,893	$11,909
04/30/17	$12,108	$12,015	$12,141
05/31/17	$12,448	$12,184	$12,485
06/30/17	$12,397	$12,260	$12,436
07/31/17	$12,718	$12,512	$12,761
08/31/17	$12,905	$12,551	$12,950
09/30/17	$13,047	$12,810	$13,094
10/31/17	$13,472	$13,109	$13,523
11/30/17	$13,851	$13,511	$13,903
12/31/17	$13,930	$13,661	$13,984
01/31/18	$14,935	$14,443	$14,995
02/28/18	$14,632	$13,911	$14,692
03/31/18	$14,198	$13,557	$14,254
04/30/18	$14,236	$13,609	$14,293
05/31/18	$14,851	$13,937	$14,912
06/30/18	$14,940	$14,023	$15,002
07/31/18	$15,454	$14,544	$15,518
08/31/18	$16,207	$15,018	$16,276
09/30/18	$16,324	$15,104	$16,395
10/31/18	$15,007	$14,072	$15,070
11/30/18	$15,236	$14,358	$15,301
12/31/18	$13,924	$13,062	$13,983
01/31/19	$14,968	$14,109	$15,033
02/28/19	$15,578	$14,562	$15,647
03/31/19	$16,001	$14,845	$16,073
04/30/19	$16,637	$15,446	$16,714
05/31/19	$15,758	$14,464	$15,830
06/30/19	$16,728	$15,483	$16,806
07/31/19	$16,922	$15,706	$17,000
08/31/19	$16,800	$15,457	$16,879
09/30/19	$16,847	$15,746	$16,927
10/31/19	$17,141	$16,087	$17,223
11/30/19	$17,728	$16,671	$17,813
12/31/19	$18,244	$17,175	$18,336
01/31/20	$18,657	$17,168	$18,752
02/29/20	$17,325	$15,755	$17,411
03/31/20	$15,598	$13,809	$15,676
04/30/20	$17,849	$15,579	$17,942
05/31/20	$18,910	$16,321	$19,009
06/30/20	$19,684	$16,645	$19,789
07/31/20	$21,058	$17,584	$21,173
08/31/20	$23,070	$18,848	$23,200
09/30/20	$21,992	$18,132	$22,114
10/31/20	$21,316	$17,650	$21,433
11/30/20	$23,382	$19,582	$23,513
12/31/20	$24,332	$20,334	$24,472
01/31/21	$24,208	$20,129	$24,348
02/28/21	$24,208	$20,684	$24,348
03/31/21	$24,847	$21,590	$24,992
04/30/21	$26,552	$22,742	$26,709
05/31/21	$26,314	$22,901	$26,470
06/30/21	$27,806	$23,436	$27,974
07/31/21	$28,859	$23,993	$29,035
08/31/21	$30,063	$24,722	$30,248
09/30/21	$28,322	$23,572	$28,497
10/31/21	$30,892	$25,224	$31,085
11/30/21	$31,329	$25,049	$31,526
12/31/21	$32,102	$26,172	$32,307
01/31/22	$29,416	$24,817	$29,602
02/28/22	$28,094	$24,074	$28,271
03/31/22	$29,342	$24,968	$29,531
04/30/22	$25,680	$22,791	$25,845
05/31/22	$25,331	$22,833	$25,495
06/30/22	$23,233	$20,948	$23,384
07/31/22	$26,209	$22,879	$26,383
08/31/22	$24,811	$21,946	$24,975
09/30/22	$22,338	$19,925	$22,482
10/31/22	$23,341	$21,538	$23,492
11/30/22	$24,528	$22,742	$24,689
12/31/22	$22,661	$21,432	$22,807
01/31/23	$23,933	$22,778	$24,089
02/28/23	$23,470	$22,223	$23,622
03/31/23	$24,838	$23,038	$25,004
04/30/23	$25,191	$23,398	$25,361
05/31/23	$25,819	$23,500	$25,994
06/30/23	$27,463	$25,053	$27,652
07/31/23	$28,298	$25,857	$28,495
08/31/23	$28,125	$25,446	$28,317
09/30/23	$26,758	$24,232	$26,937
10/31/23	$26,112	$23,723	$26,288
11/30/23	$28,399	$25,889	$28,594
12/31/23	$29,452	$27,066	$29,656
01/31/24	$30,301	$27,520	$30,514
02/29/24	$32,510	$28,990	$32,741
03/31/24	$33,199	$29,923	$33,438
04/30/24	$31,902	$28,700	$32,132
05/31/24	$34,006	$30,124	$34,253
06/30/24	$36,375	$31,204	$36,644
07/31/24	$35,900	$31,584	$36,166
08/31/24	$36,685	$32,350	$36,959
09/30/24	$37,723	$33,041	$38,008
10/31/24	$37,485	$32,742	$37,769
11/30/24	$39,710	$34,664	$40,013
12/31/24	$40,045	$33,837	$40,355
01/31/25	$41,118	$34,780	$41,438
02/28/25	$39,922	$34,326	$40,232
03/31/25	$36,651	$32,392	$36,935
04/30/25	$37,467	$32,172	$37,760
05/31/25	$40,988	$34,197	$41,313
06/30/25	$43,581	$35,936	$43,930

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPYG	19.81%	17.23%	15.86%
S&P 500 Index	15.16%	16.64%	13.65%
S&P 500 Growth Index	19.88%	17.29%	15.95%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$37,825,460,300
  Number of Portfolio Holdings213
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$12,800,158

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	19.2%
Software	14.0%
Interactive Media & Services	12.3%
Financial Services	6.2%
Technology Hardware, Storage & Peripherals	5.2%
Broadline Retail	4.4%
Automobiles	3.2%
Hotels, Restaurants & Leisure	2.6%
Consumer Staples Distribution & Retail	2.6%
Entertainment	2.2%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	13.7%
Microsoft Corp.	6.8%
Meta Platforms, Inc., Class A	5.7%
Apple, Inc.	5.0%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.7%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C	3.0%
Eli Lilly & Co.	2.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPYG

SPDR Portfolio S&P 500 High Dividend ETF

SPYD

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio S&P 500 High Dividend ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 High Dividend ETF	$7	0.07%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserves and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I), but the focus was not just on companies that might capitalize on the megatrend. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period. And as an indicator of the dominance of the A.I. story, NVIDIA Corp. was the largest company in the world with a market cap of nearly $4.0 trillion.

The performances of companies with high dividend yields are highly correlated with value stocks. Unfortunately, the underperformance of value stocks during the reporting period caused the Fund to underperform the S&P 500 Index's 15.16% return.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPYD	S&P 500 Index	S&P 500 High Dividend Index
10/22/15	$10,000	$10,000	$10,000
10/31/15	$10,007	$10,302	$10,007
11/30/15	$9,912	$10,332	$9,913
12/31/15	$9,840	$10,169	$9,843
01/31/16	$9,732	$9,665	$9,736
02/29/16	$10,036	$9,652	$10,031
03/31/16	$10,948	$10,307	$10,958
04/30/16	$11,092	$10,347	$11,103
05/31/16	$11,096	$10,532	$11,108
06/30/16	$11,520	$10,560	$11,534
07/31/16	$11,877	$10,949	$11,893
08/31/16	$11,829	$10,964	$11,847
09/30/16	$11,902	$10,966	$11,922
10/31/16	$11,613	$10,766	$11,632
11/30/16	$12,184	$11,165	$12,207
12/31/16	$12,276	$11,386	$12,302
01/31/17	$12,363	$11,602	$12,389
02/28/17	$12,708	$12,062	$12,738
03/31/17	$12,541	$12,076	$12,569
04/30/17	$12,481	$12,200	$12,510
05/31/17	$12,497	$12,372	$12,526
06/30/17	$12,666	$12,449	$12,698
07/31/17	$12,804	$12,705	$12,839
08/31/17	$12,640	$12,744	$12,676
09/30/17	$13,048	$13,007	$13,088
10/31/17	$13,116	$13,311	$13,157
11/30/17	$13,702	$13,719	$13,748
12/31/17	$13,823	$13,871	$13,871
01/31/18	$14,072	$14,666	$14,123
02/28/18	$13,311	$14,125	$13,360
03/31/18	$13,344	$13,766	$13,392
04/30/18	$13,513	$13,819	$13,562
05/31/18	$13,709	$14,152	$13,760
06/30/18	$14,054	$14,239	$14,109
07/31/18	$14,265	$14,769	$14,322
08/31/18	$14,414	$15,250	$14,473
09/30/18	$14,314	$15,337	$14,369
10/31/18	$13,904	$14,289	$13,957
11/30/18	$14,388	$14,580	$14,446
12/31/18	$13,163	$13,263	$13,212
01/31/19	$14,244	$14,326	$14,299
02/28/19	$14,590	$14,786	$14,649
03/31/19	$14,767	$15,073	$14,828
04/30/19	$15,051	$15,684	$15,115
05/31/19	$13,982	$14,687	$14,038
06/30/19	$15,011	$15,722	$15,070
07/31/19	$14,985	$15,948	$15,046
08/31/19	$14,239	$15,696	$14,297
09/30/19	$15,170	$15,989	$15,237
10/31/19	$15,288	$16,336	$15,356
11/30/19	$15,532	$16,928	$15,603
12/31/19	$15,974	$17,439	$16,051
01/31/20	$15,432	$17,433	$15,506
02/29/20	$13,825	$15,998	$13,886
03/31/20	$10,120	$14,022	$10,156
04/30/20	$11,453	$15,819	$11,498
05/31/20	$11,546	$16,573	$11,597
06/30/20	$11,626	$16,902	$11,670
07/31/20	$11,685	$17,855	$11,731
08/31/20	$11,875	$19,139	$11,925
09/30/20	$11,534	$18,411	$11,573
10/31/20	$11,606	$17,922	$11,646
11/30/20	$13,534	$19,884	$13,587
12/31/20	$14,134	$20,648	$14,191
01/31/21	$14,413	$20,440	$14,473
02/28/21	$15,784	$21,003	$15,854
03/31/21	$16,777	$21,923	$16,848
04/30/21	$17,520	$23,093	$17,597
05/31/21	$18,147	$23,254	$18,230
06/30/21	$17,654	$23,797	$17,732
07/31/21	$17,395	$24,363	$17,473
08/31/21	$17,793	$25,103	$17,876
09/30/21	$17,394	$23,936	$17,471
10/31/21	$17,923	$25,613	$18,006
11/30/21	$17,482	$25,435	$17,561
12/31/21	$18,762	$26,575	$18,853
01/31/22	$19,104	$25,200	$19,200
02/28/22	$19,066	$24,445	$19,164
03/31/22	$19,890	$25,353	$19,997
04/30/22	$19,332	$23,142	$19,436
05/31/22	$20,181	$23,185	$20,290
06/30/22	$18,249	$21,271	$18,349
07/31/22	$18,934	$23,232	$19,035
08/31/22	$18,397	$22,285	$18,498
09/30/22	$16,394	$20,232	$16,476
10/31/22	$18,058	$21,870	$18,154
11/30/22	$19,303	$23,093	$19,410
12/31/22	$18,541	$21,762	$18,644
01/31/23	$19,728	$23,130	$19,840
02/28/23	$18,766	$22,565	$18,871
03/31/23	$17,996	$23,394	$18,085
04/30/23	$18,080	$23,759	$18,169
05/31/23	$16,637	$23,862	$16,710
06/30/23	$17,799	$25,439	$17,871
07/31/23	$18,629	$26,256	$18,708
08/31/23	$17,864	$25,838	$17,939
09/30/23	$17,021	$24,606	$17,090
10/31/23	$16,303	$24,089	$16,368
11/30/23	$17,820	$26,289	$17,893
12/31/23	$19,291	$27,483	$19,371
01/31/24	$18,968	$27,945	$19,044
02/29/24	$19,143	$29,437	$19,216
03/31/24	$20,231	$30,384	$20,317
04/30/24	$19,539	$29,143	$19,623
05/31/24	$20,299	$30,588	$20,388
06/30/24	$20,222	$31,686	$20,305
07/31/24	$21,686	$32,071	$21,790
08/31/24	$22,667	$32,849	$22,783
09/30/24	$23,180	$33,551	$23,300
10/31/24	$22,949	$33,247	$23,068
11/30/24	$24,004	$35,198	$24,130
12/31/24	$22,223	$34,359	$22,336
01/31/25	$22,686	$35,316	$22,803
02/28/25	$23,200	$34,855	$23,326
03/31/25	$22,971	$32,891	$23,102
04/30/25	$21,750	$32,668	$21,868
05/31/25	$22,073	$34,724	$22,189
06/30/25	$22,308	$36,490	$22,420

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/22/15
SPYD	10.31%	13.92%	8.63%
S&P 500 Index	15.16%	16.64%	14.29%
S&P 500 High Dividend Index	10.42%	13.95%	8.69%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$6,839,934,395
  Number of Portfolio Holdings80
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$4,684,710

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Electric Utilities	12.6%
Banks	8.8%
Food Products	8.4%
Oil, Gas & Consumable Fuels	7.3%
Residential REITs	6.7%
Retail REITs	6.4%
Specialized REITs	5.6%
Multi-Utilities	4.3%
Capital Markets	3.9%
Tobacco	3.4%

Top Ten Holdings

Holdings	%
Philip Morris International, Inc.	1.9%
Hasbro, Inc.	1.7%
AT&T, Inc.	1.7%
CVS Health Corp.	1.7%
Franklin Resources, Inc.	1.6%
Crown Castle, Inc.	1.5%
Eversource Energy	1.5%
Altria Group, Inc.	1.5%
Consolidated Edison, Inc.	1.5%
Exelon Corp.	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPYD

SPDR Portfolio S&P 500 Value ETF

SPYV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio S&P 500 Value ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 Value ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserves and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.), but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA Corp., but also on those who might be left behind by it, such as Apple Inc., and Alphabet Inc.. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. And as an indicator of the dominance of the A.I. story, NVIDIA Corp. was the largest company in the world with a market cap of nearly $4.0 trillion.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPYV	S&P 500 Index	S&P 500 Value Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,040	$10,210	$10,038
08/31/15	$9,441	$9,594	$9,438
09/30/15	$9,180	$9,356	$9,175
10/31/15	$9,848	$10,145	$9,847
11/30/15	$9,898	$10,176	$9,897
12/31/15	$9,730	$10,015	$9,730
01/31/16	$9,256	$9,518	$9,255
02/29/16	$9,305	$9,505	$9,307
03/31/16	$9,939	$10,150	$9,944
04/30/16	$10,146	$10,189	$10,154
05/31/16	$10,237	$10,372	$10,247
06/30/16	$10,329	$10,399	$10,338
07/31/16	$10,608	$10,783	$10,619
08/31/16	$10,669	$10,798	$10,681
09/30/16	$10,629	$10,800	$10,641
10/31/16	$10,469	$10,603	$10,480
11/30/16	$11,125	$10,996	$11,140
12/31/16	$11,404	$11,213	$11,423
01/31/17	$11,478	$11,426	$11,499
02/28/17	$11,918	$11,879	$11,942
03/31/17	$11,776	$11,893	$11,800
04/30/17	$11,767	$12,015	$11,792
05/31/17	$11,729	$12,184	$11,754
06/30/17	$11,950	$12,260	$11,977
07/31/17	$12,112	$12,512	$12,141
08/31/17	$11,970	$12,551	$12,000
09/30/17	$12,359	$12,810	$12,394
10/31/17	$12,501	$13,109	$12,536
11/30/17	$12,923	$13,511	$12,961
12/31/17	$13,136	$13,661	$13,178
01/31/18	$13,679	$14,443	$13,725
02/28/18	$12,931	$13,911	$12,972
03/31/18	$12,669	$13,557	$12,707
04/30/18	$12,732	$13,609	$12,771
05/31/18	$12,765	$13,937	$12,804
06/30/18	$12,846	$14,023	$12,885
07/31/18	$13,364	$14,544	$13,407
08/31/18	$13,545	$15,018	$13,589
09/30/18	$13,596	$15,104	$13,641
10/31/18	$12,873	$14,072	$12,914
11/30/18	$13,211	$14,358	$13,254
12/31/18	$11,961	$13,062	$11,998
01/31/19	$12,983	$14,109	$13,027
02/28/19	$13,273	$14,562	$13,320
03/31/19	$13,413	$14,845	$13,461
04/30/19	$13,965	$15,446	$14,017
05/31/19	$12,910	$14,464	$12,955
06/30/19	$13,950	$15,483	$14,002
07/31/19	$14,195	$15,706	$14,249
08/31/19	$13,828	$15,457	$13,880
09/30/19	$14,343	$15,746	$14,399
10/31/19	$14,722	$16,087	$14,781
11/30/19	$15,288	$16,671	$15,351
12/31/19	$15,762	$17,175	$15,829
01/31/20	$15,346	$17,168	$15,411
02/29/20	$13,892	$15,755	$13,946
03/31/20	$11,772	$13,809	$11,818
04/30/20	$13,029	$15,579	$13,084
05/31/20	$13,442	$16,321	$13,501
06/30/20	$13,316	$16,645	$13,372
07/31/20	$13,802	$17,584	$13,861
08/31/20	$14,295	$18,848	$14,358
09/30/20	$13,956	$18,132	$14,013
10/31/20	$13,678	$17,650	$13,733
11/30/20	$15,435	$19,582	$15,502
12/31/20	$15,972	$20,334	$16,044
01/31/21	$15,719	$20,129	$15,791
02/28/21	$16,650	$20,684	$16,725
03/31/21	$17,689	$21,590	$17,772
04/30/21	$18,348	$22,742	$18,435
05/31/21	$18,789	$22,901	$18,880
06/30/21	$18,567	$23,436	$18,659
07/31/21	$18,713	$23,993	$18,807
08/31/21	$19,034	$24,722	$19,130
09/30/21	$18,408	$23,572	$18,501
10/31/21	$19,251	$25,224	$19,351
11/30/21	$18,626	$25,049	$18,720
12/31/21	$19,931	$26,172	$20,039
01/31/22	$19,607	$24,817	$19,714
02/28/22	$19,325	$24,074	$19,431
03/31/22	$19,895	$24,968	$20,007
04/30/22	$18,929	$22,791	$19,034
05/31/22	$19,237	$22,833	$19,346
06/30/22	$17,654	$20,948	$17,753
07/31/22	$18,695	$22,879	$18,802
08/31/22	$18,165	$21,946	$18,267
09/30/22	$16,632	$19,925	$16,720
10/31/22	$18,541	$21,538	$18,643
11/30/22	$19,654	$22,742	$19,766
12/31/22	$18,887	$21,432	$18,993
01/31/23	$20,205	$22,778	$20,322
02/28/23	$19,605	$22,223	$19,717
03/31/23	$19,861	$23,038	$19,975
04/30/23	$20,200	$23,398	$20,317
05/31/23	$19,815	$23,500	$19,930
06/30/23	$21,175	$25,053	$21,301
07/31/23	$21,895	$25,857	$22,027
08/31/23	$21,299	$25,446	$21,424
09/30/23	$20,313	$24,232	$20,429
10/31/23	$19,963	$23,723	$20,077
11/30/23	$21,869	$25,889	$21,998
12/31/23	$23,074	$27,066	$23,215
01/31/24	$23,142	$27,520	$23,284
02/29/24	$23,845	$28,990	$23,993
03/31/24	$24,924	$29,923	$25,085
04/30/24	$23,853	$28,700	$24,006
05/31/24	$24,561	$30,124	$24,720
06/30/24	$24,400	$31,204	$24,559
07/31/24	$25,556	$31,584	$25,724
08/31/24	$26,310	$32,350	$26,486
09/30/24	$26,603	$33,041	$26,782
10/31/24	$26,266	$32,742	$26,441
11/30/24	$27,780	$34,664	$27,968
12/31/24	$25,893	$33,837	$26,067
01/31/25	$26,641	$34,780	$26,822
02/28/25	$26,753	$34,326	$26,936
03/31/25	$25,963	$32,392	$26,140
04/30/25	$25,037	$32,172	$25,206
05/31/25	$25,790	$34,197	$25,966
06/30/25	$26,737	$35,936	$26,923

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPYV	9.58%	14.96%	10.33%
S&P 500 Index	15.16%	16.64%	13.65%
S&P 500 Value Index	9.63%	15.02%	10.41%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$26,579,070,480
  Number of Portfolio Holdings402
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$9,859,223

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	8.5%
Technology Hardware, Storage & Peripherals	7.3%
Banks	5.8%
Oil, Gas & Consumable Fuels	5.3%
Semiconductors & Semiconductor Equipment	5.3%
Capital Markets	5.3%
Health Care Providers & Services	3.6%
Broadline Retail	3.6%
Pharmaceuticals	3.6%
Health Care Equipment & Supplies	2.9%

Top Ten Holdings

Holdings	%
Microsoft Corp.	7.3%
Apple, Inc.	6.8%
Amazon.com, Inc.	3.6%
Exxon Mobil Corp.	1.9%
Berkshire Hathaway, Inc., Class B	1.9%
Procter & Gamble Co.	1.5%
Johnson & Johnson	1.5%
JPMorgan Chase & Co.	1.4%
Bank of America Corp.	1.3%
UnitedHealth Group, Inc.	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPYV

SPDR Russell 1000 Low Volatility Focus ETF

ONEV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Russell 1000 Low Volatility Focus ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Low Volatility Focus ETF	$21	0.20%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

The sectors with the largest contribution to total return during the reporting period were Financials, followed by Industrials and Information Technology. On the other hand, Energy was the sector that detracted the most from total return, followed by Materials and Real Estate.

On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were Lumen Technologies, followed by Palantir Technologies and Axon Enterprises. The top negative contributors to the Fund’s performance were Fortrea Holdings, followed by Acadia Healthcare and Vestis Corp.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ONEV	S&P 500 Index	Russell 1000 Low Volatility Focused Factor Index
12/03/15	$10,000	$10,000	$10,000
12/31/15	$9,848	$9,843	$9,848
01/31/16	$9,547	$9,355	$9,549
02/29/16	$9,743	$9,342	$9,748
03/31/16	$10,429	$9,976	$10,437
04/30/16	$10,397	$10,015	$10,408
05/31/16	$10,581	$10,195	$10,594
06/30/16	$10,760	$10,221	$10,773
07/31/16	$11,127	$10,598	$11,143
08/31/16	$11,106	$10,613	$11,124
09/30/16	$11,012	$10,615	$11,032
10/31/16	$10,743	$10,421	$10,765
11/30/16	$11,287	$10,807	$11,312
12/31/16	$11,419	$11,021	$11,446
01/31/17	$11,621	$11,230	$11,650
02/28/17	$12,056	$11,676	$12,089
03/31/17	$12,053	$11,689	$12,087
04/30/17	$12,140	$11,809	$12,176
05/31/17	$12,201	$11,975	$12,239
06/30/17	$12,295	$12,050	$12,337
07/31/17	$12,413	$12,298	$12,457
08/31/17	$12,308	$12,336	$12,354
09/30/17	$12,596	$12,590	$12,646
10/31/17	$12,801	$12,884	$12,853
11/30/17	$13,392	$13,279	$13,451
12/31/17	$13,462	$13,427	$13,532
01/31/18	$13,956	$14,195	$14,032
02/28/18	$13,357	$13,672	$13,432
03/31/18	$13,320	$13,325	$13,397
04/30/18	$13,272	$13,376	$13,351
05/31/18	$13,473	$13,698	$13,554
06/30/18	$13,651	$13,782	$13,736
07/31/18	$14,108	$14,295	$14,199
08/31/18	$14,440	$14,761	$14,536
09/30/18	$14,414	$14,845	$14,511
10/31/18	$13,579	$13,830	$13,671
11/30/18	$14,021	$14,112	$14,120
12/31/18	$12,788	$12,838	$12,877
01/31/19	$13,868	$13,867	$13,968
02/28/19	$14,382	$14,312	$14,489
03/31/19	$14,504	$14,590	$14,615
04/30/19	$15,054	$15,181	$15,173
05/31/19	$14,346	$14,216	$14,459
06/30/19	$15,321	$15,218	$15,448
07/31/19	$15,479	$15,437	$15,611
08/31/19	$15,145	$15,192	$15,276
09/30/19	$15,657	$15,477	$15,797
10/31/19	$15,849	$15,812	$15,992
11/30/19	$16,376	$16,386	$16,527
12/31/19	$16,703	$16,880	$16,861
01/31/20	$16,407	$16,874	$16,565
02/29/20	$14,824	$15,485	$14,967
03/31/20	$12,101	$13,572	$12,225
04/30/20	$13,502	$15,312	$13,643
05/31/20	$14,291	$16,041	$14,442
06/30/20	$14,387	$16,360	$14,542
07/31/20	$15,161	$17,283	$15,328
08/31/20	$15,641	$18,525	$15,815
09/30/20	$15,275	$17,821	$15,444
10/31/20	$15,365	$17,347	$15,538
11/30/20	$17,062	$19,246	$17,254
12/31/20	$17,771	$19,986	$17,975
01/31/21	$17,586	$19,784	$17,791
02/28/21	$18,425	$20,330	$18,643
03/31/21	$19,691	$21,220	$19,929
04/30/21	$20,590	$22,353	$20,843
05/31/21	$20,874	$22,509	$21,134
06/30/21	$20,717	$23,034	$20,979
07/31/21	$21,194	$23,581	$21,466
08/31/21	$21,688	$24,298	$21,969
09/30/21	$20,651	$23,168	$20,920
10/31/21	$21,735	$24,792	$22,021
11/30/21	$21,331	$24,620	$21,613
12/31/21	$22,934	$25,723	$23,246
01/31/22	$21,628	$24,392	$21,925
02/28/22	$21,337	$23,662	$21,634
03/31/22	$22,112	$24,540	$22,424
04/30/22	$21,009	$22,400	$21,309
05/31/22	$21,274	$22,441	$21,581
06/30/22	$19,846	$20,589	$20,141
07/31/22	$21,353	$22,487	$21,674
08/31/22	$20,524	$21,570	$20,836
09/30/22	$18,710	$19,584	$18,994
10/31/22	$20,501	$21,169	$20,815
11/30/22	$21,988	$22,352	$22,331
12/31/22	$21,073	$21,064	$21,404
01/31/23	$22,327	$22,388	$22,683
02/28/23	$21,740	$21,842	$22,089
03/31/23	$21,709	$22,644	$22,060
04/30/23	$21,764	$22,997	$22,119
05/31/23	$20,773	$23,097	$21,113
06/30/23	$22,399	$24,623	$22,771
07/31/23	$23,096	$25,414	$23,482
08/31/23	$22,522	$25,010	$22,901
09/30/23	$21,751	$23,817	$22,117
10/31/23	$21,017	$23,316	$21,373
11/30/23	$22,604	$25,446	$22,990
12/31/23	$23,876	$26,602	$24,291
01/31/24	$23,746	$27,049	$24,160
02/29/24	$24,764	$28,493	$25,198
03/31/24	$25,983	$29,410	$26,446
04/30/24	$24,523	$28,209	$24,962
05/31/24	$25,167	$29,607	$25,622
06/30/24	$24,878	$30,670	$25,329
07/31/24	$26,376	$31,043	$26,861
08/31/24	$26,982	$31,796	$27,482
09/30/24	$27,418	$32,475	$27,930
10/31/24	$26,929	$32,181	$27,436
11/30/24	$28,593	$34,070	$29,136
12/31/24	$26,698	$33,257	$27,207
01/31/25	$27,527	$34,184	$28,057
02/28/25	$27,470	$33,738	$28,003
03/31/25	$27,054	$31,837	$27,585
04/30/25	$26,504	$31,621	$27,028
05/31/25	$27,213	$33,611	$27,755
06/30/25	$27,689	$35,320	$28,246

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/03/15
ONEV	11.30%	13.99%	11.22%
S&P 500 Index	15.16%	16.64%	14.09%
Russell 1000 Low Volatility Focused Factor Index	11.52%	14.20%	11.45%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$587,508,893
  Number of Portfolio Holdings453
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$1,263,714

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Insurance	8.1%
Health Care Providers & Services	8.0%
Machinery	5.3%
Electric Utilities	4.3%
Professional Services	4.1%
Food Products	4.0%
Capital Markets	3.5%
Household Durables	2.9%
IT Services	2.7%
Consumer Staples Distribution & Retail	2.7%

Top Ten Holdings

Holdings	%
Cardinal Health, Inc.	1.4%
Cognizant Technology Solutions Corp., Class A	1.0%
Cencora, Inc.	1.0%
Cigna Group	1.0%
Arch Capital Group Ltd.	1.0%
Humana, Inc.	0.9%
McKesson Corp.	0.8%
T. Rowe Price Group, Inc.	0.8%
NVR, Inc.	0.7%
Leidos Holdings, Inc.	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR ONEV

SPDR Russell 1000 Momentum Focus ETF

ONEO

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Russell 1000 Momentum Focus ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Momentum Focus ETF	$21	0.20%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

The sectors with the largest contribution to total return during the reporting period were Financials, followed by Industrials and Information Technology. On the other hand, Energy was the sector that detracted the most from total return, followed by Materials and Real Estate.

On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were Lumen Technologies, followed by Palantir Technologies and Axon Enterprises. The top negative contributors to the Fund’s performance were Fortrea Holdings, followed by Acadia Healthcare and Vestis Corp.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ONEO	S&P 500 Index	Russell 1000 Momentum Focused Factor Index
12/03/15	$10,000	$10,000	$10,000
12/31/15	$9,809	$9,843	$9,809
01/31/16	$9,292	$9,355	$9,294
02/29/16	$9,442	$9,342	$9,446
03/31/16	$10,116	$9,976	$10,125
04/30/16	$10,129	$10,015	$10,140
05/31/16	$10,270	$10,195	$10,282
06/30/16	$10,310	$10,221	$10,321
07/31/16	$10,681	$10,598	$10,695
08/31/16	$10,624	$10,613	$10,640
09/30/16	$10,585	$10,615	$10,601
10/31/16	$10,381	$10,421	$10,398
11/30/16	$10,896	$10,807	$10,917
12/31/16	$11,033	$11,021	$11,057
01/31/17	$11,271	$11,230	$11,299
02/28/17	$11,624	$11,676	$11,655
03/31/17	$11,632	$11,689	$11,665
04/30/17	$11,756	$11,809	$11,791
05/31/17	$11,796	$11,975	$11,834
06/30/17	$11,821	$12,050	$11,862
07/31/17	$12,048	$12,298	$12,090
08/31/17	$12,043	$12,336	$12,088
09/30/17	$12,431	$12,590	$12,480
10/31/17	$12,708	$12,884	$12,760
11/30/17	$13,227	$13,279	$13,284
12/31/17	$13,318	$13,427	$13,387
01/31/18	$13,895	$14,195	$13,969
02/28/18	$13,357	$13,672	$13,430
03/31/18	$13,298	$13,325	$13,376
04/30/18	$13,170	$13,376	$13,247
05/31/18	$13,467	$13,698	$13,545
06/30/18	$13,473	$13,782	$13,558
07/31/18	$13,858	$14,295	$13,948
08/31/18	$14,221	$14,761	$14,316
09/30/18	$14,096	$14,845	$14,192
10/31/18	$12,885	$13,830	$12,975
11/30/18	$13,048	$14,112	$13,142
12/31/18	$11,722	$12,838	$11,801
01/31/19	$12,788	$13,867	$12,878
02/28/19	$13,247	$14,312	$13,342
03/31/19	$13,320	$14,590	$13,418
04/30/19	$13,753	$15,181	$13,858
05/31/19	$12,797	$14,216	$12,895
06/30/19	$13,713	$15,218	$13,822
07/31/19	$13,886	$15,437	$14,001
08/31/19	$13,556	$15,192	$13,670
09/30/19	$13,869	$15,477	$13,989
10/31/19	$14,051	$15,812	$14,173
11/30/19	$14,518	$16,386	$14,647
12/31/19	$14,819	$16,880	$14,955
01/31/20	$14,480	$16,874	$14,616
02/29/20	$13,135	$15,485	$13,258
03/31/20	$10,502	$13,572	$10,604
04/30/20	$12,027	$15,312	$12,147
05/31/20	$12,885	$16,041	$13,016
06/30/20	$13,083	$16,360	$13,219
07/31/20	$13,835	$17,283	$13,982
08/31/20	$14,322	$18,525	$14,475
09/30/20	$14,016	$17,821	$14,166
10/31/20	$13,986	$17,347	$14,139
11/30/20	$15,673	$19,246	$15,846
12/31/20	$16,381	$19,986	$16,566
01/31/21	$16,352	$19,784	$16,538
02/28/21	$17,105	$20,330	$17,300
03/31/21	$18,051	$21,220	$18,258
04/30/21	$18,882	$22,353	$19,102
05/31/21	$19,121	$22,509	$19,346
06/30/21	$19,151	$23,034	$19,382
07/31/21	$19,365	$23,581	$19,600
08/31/21	$19,931	$24,298	$20,177
09/30/21	$19,060	$23,168	$19,299
10/31/21	$20,146	$24,792	$20,400
11/30/21	$19,736	$24,620	$19,986
12/31/21	$20,728	$25,723	$20,997
01/31/22	$19,410	$24,392	$19,665
02/28/22	$19,237	$23,662	$19,493
03/31/22	$19,583	$24,540	$19,846
04/30/22	$18,326	$22,400	$18,575
05/31/22	$18,619	$22,441	$18,878
06/30/22	$16,878	$20,589	$17,119
07/31/22	$18,356	$22,487	$18,621
08/31/22	$17,894	$21,570	$18,156
09/30/22	$16,254	$19,584	$16,491
10/31/22	$18,070	$21,169	$18,335
11/30/22	$19,259	$22,352	$19,546
12/31/22	$18,250	$21,064	$18,523
01/31/23	$19,538	$22,388	$19,833
02/28/23	$18,995	$21,842	$19,285
03/31/23	$18,810	$22,644	$19,099
04/30/23	$18,738	$22,997	$19,026
05/31/23	$17,996	$23,097	$18,269
06/30/23	$19,646	$24,623	$19,949
07/31/23	$20,260	$25,414	$20,576
08/31/23	$19,785	$25,010	$20,095
09/30/23	$18,924	$23,817	$19,219
10/31/23	$18,108	$23,316	$18,392
11/30/23	$19,719	$25,446	$20,030
12/31/23	$21,105	$26,602	$21,444
01/31/24	$21,068	$27,049	$21,401
02/29/24	$22,302	$28,493	$22,658
03/31/24	$23,358	$29,410	$23,736
04/30/24	$21,959	$28,209	$22,316
05/31/24	$22,558	$29,607	$22,928
06/30/24	$22,431	$30,670	$22,799
07/31/24	$23,399	$31,043	$23,788
08/31/24	$23,749	$31,796	$24,147
09/30/24	$24,231	$32,475	$24,643
10/31/24	$24,017	$32,181	$24,426
11/30/24	$26,107	$34,070	$26,560
12/31/24	$24,278	$33,257	$24,700
01/31/25	$25,260	$34,184	$25,706
02/28/25	$24,658	$33,738	$25,098
03/31/25	$23,648	$31,837	$24,069
04/30/25	$23,384	$31,621	$23,801
05/31/25	$24,593	$33,611	$25,035
06/30/25	$25,428	$35,320	$25,891

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/03/15
ONEO	13.36%	14.21%	10.23%
S&P 500 Index	15.16%	16.64%	14.09%
Russell 1000 Momentum Focused Factor Index	13.56%	14.39%	10.45%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$92,568,422
  Number of Portfolio Holdings933
  Portfolio Turnover Rate42%
  Total Advisory Fees Paid$205,277

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	6.3%
Insurance	5.0%
Health Care Providers & Services	5.0%
Hotels, Restaurants & Leisure	4.3%
Capital Markets	4.2%
Machinery	4.1%
IT Services	3.7%
Professional Services	3.4%
Electric Utilities	3.2%
Electronic Equipment, Instruments & Components	2.8%

Top Ten Holdings

Holdings	%
Cardinal Health, Inc.	1.1%
Jabil, Inc.	0.8%
Synchrony Financial	0.8%
Flex Ltd.	0.7%
United Airlines Holdings, Inc.	0.7%
Cencora, Inc.	0.6%
Cognizant Technology Solutions Corp., Class A	0.6%
F5, Inc.	0.6%
Zoom Communications, Inc., Class A	0.6%
McKesson Corp.	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR ONEO

SPDR Russell 1000 Yield Focus ETF

ONEY

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Russell 1000 Yield Focus ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Yield Focus ETF	$21	0.20%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. The market rewarded the former but punished the latter. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period.

The Fund's strategy focuses primarily on exposure to yield, which is highly correlated with the value factor, with secondary emphasis on quality, value and size factors through more gentle tilts. Unfortunately, the value and size factors underperformed during the reporting period, with more mixed performance from quality names.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ONEY	S&P 500 Index	Russell 1000 Yield Focused Factor Index
12/03/15	$10,000	$10,000	$10,000
12/31/15	$9,725	$9,843	$9,725
01/31/16	$9,408	$9,355	$9,410
02/29/16	$9,692	$9,342	$9,697
03/31/16	$10,530	$9,976	$10,539
04/30/16	$10,602	$10,015	$10,614
05/31/16	$10,590	$10,195	$10,601
06/30/16	$10,793	$10,221	$10,802
07/31/16	$11,299	$10,598	$11,311
08/31/16	$11,294	$10,613	$11,307
09/30/16	$11,315	$10,615	$11,329
10/31/16	$11,103	$10,421	$11,119
11/30/16	$11,874	$10,807	$11,895
12/31/16	$11,973	$11,021	$11,996
01/31/17	$12,217	$11,230	$12,243
02/28/17	$12,517	$11,676	$12,546
03/31/17	$12,514	$11,689	$12,544
04/30/17	$12,532	$11,809	$12,563
05/31/17	$12,399	$11,975	$12,432
06/30/17	$12,585	$12,050	$12,622
07/31/17	$12,717	$12,298	$12,756
08/31/17	$12,436	$12,336	$12,476
09/30/17	$12,884	$12,590	$12,930
10/31/17	$13,002	$12,884	$13,051
11/30/17	$13,582	$13,279	$13,636
12/31/17	$13,792	$13,427	$13,872
01/31/18	$14,178	$14,195	$14,264
02/28/18	$13,566	$13,672	$13,651
03/31/18	$13,501	$13,325	$13,587
04/30/18	$13,602	$13,376	$13,691
05/31/18	$13,929	$13,698	$14,022
06/30/18	$14,128	$13,782	$14,224
07/31/18	$14,508	$14,295	$14,610
08/31/18	$14,726	$14,761	$14,833
09/30/18	$14,628	$14,845	$14,735
10/31/18	$13,718	$13,830	$13,819
11/30/18	$14,065	$14,112	$14,171
12/31/18	$12,692	$12,838	$12,788
01/31/19	$13,908	$13,867	$14,018
02/28/19	$14,185	$14,312	$14,299
03/31/19	$14,271	$14,590	$14,390
04/30/19	$14,717	$15,181	$14,843
05/31/19	$13,707	$14,216	$13,824
06/30/19	$14,663	$15,218	$14,792
07/31/19	$14,790	$15,437	$14,925
08/31/19	$13,908	$15,192	$14,035
09/30/19	$14,793	$15,477	$14,934
10/31/19	$15,078	$15,812	$15,223
11/30/19	$15,563	$16,386	$15,717
12/31/19	$16,110	$16,880	$16,274
01/31/20	$15,319	$16,874	$15,476
02/29/20	$13,709	$15,485	$13,845
03/31/20	$10,276	$13,572	$10,384
04/30/20	$11,712	$15,312	$11,841
05/31/20	$12,265	$16,041	$12,405
06/30/20	$12,648	$16,360	$12,798
07/31/20	$12,892	$17,283	$13,045
08/31/20	$13,522	$18,525	$13,686
09/30/20	$13,127	$17,821	$13,281
10/31/20	$13,259	$17,347	$13,419
11/30/20	$15,709	$19,246	$15,900
12/31/20	$16,443	$19,986	$16,647
01/31/21	$16,634	$19,784	$16,841
02/28/21	$18,596	$20,330	$18,838
03/31/21	$19,757	$21,220	$20,019
04/30/21	$20,585	$22,353	$20,860
05/31/21	$21,371	$22,509	$21,663
06/30/21	$21,034	$23,034	$21,327
07/31/21	$21,084	$23,581	$21,380
08/31/21	$21,608	$24,298	$21,915
09/30/21	$20,786	$23,168	$21,086
10/31/21	$21,564	$24,792	$21,876
11/30/21	$21,047	$24,620	$21,355
12/31/21	$22,523	$25,723	$22,862
01/31/22	$22,183	$24,392	$22,521
02/28/22	$22,060	$23,662	$22,402
03/31/22	$22,923	$24,540	$23,287
04/30/22	$22,099	$22,400	$22,456
05/31/22	$22,571	$22,441	$22,942
06/30/22	$20,308	$20,589	$20,648
07/31/22	$21,860	$22,487	$22,229
08/31/22	$21,304	$21,570	$21,668
09/30/22	$19,147	$19,584	$19,469
10/31/22	$21,257	$21,169	$21,619
11/30/22	$22,777	$22,352	$23,172
12/31/22	$21,736	$21,064	$22,115
01/31/23	$23,327	$22,388	$23,739
02/28/23	$22,625	$21,842	$23,028
03/31/23	$22,056	$22,644	$22,442
04/30/23	$22,002	$22,997	$22,390
05/31/23	$20,687	$23,097	$21,048
06/30/23	$22,459	$24,623	$22,858
07/31/23	$23,709	$25,414	$24,137
08/31/23	$22,756	$25,010	$23,168
09/30/23	$21,751	$23,817	$22,143
10/31/23	$20,853	$23,316	$21,230
11/30/23	$22,482	$25,446	$22,893
12/31/23	$24,139	$26,602	$24,589
01/31/24	$23,619	$27,049	$24,057
02/29/24	$24,392	$28,493	$24,848
03/31/24	$26,230	$29,410	$26,736
04/30/24	$24,951	$28,209	$25,435
05/31/24	$25,785	$29,607	$26,290
06/30/24	$25,316	$30,670	$25,810
07/31/24	$26,682	$31,043	$27,214
08/31/24	$27,225	$31,796	$27,771
09/30/24	$27,554	$32,475	$28,111
10/31/24	$27,138	$32,181	$27,690
11/30/24	$28,825	$34,070	$29,419
12/31/24	$26,971	$33,257	$27,527
01/31/25	$27,660	$34,184	$28,235
02/28/25	$27,868	$33,738	$28,453
03/31/25	$27,229	$31,837	$27,806
04/30/25	$25,939	$31,621	$26,489
05/31/25	$26,763	$33,611	$27,333
06/30/25	$27,213	$35,320	$27,796

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/03/15
ONEY	7.49%	16.56%	11.01%
S&P 500 Index	15.16%	16.64%	14.09%
Russell 1000 Yield Focused Factor Index	7.70%	16.78%	11.27%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$840,591,747
  Number of Portfolio Holdings311
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$1,657,681

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Oil, Gas & Consumable Fuels	7.0%
Food Products	6.5%
Electric Utilities	5.8%
Chemicals	4.3%
Air Freight & Logistics	4.1%
Machinery	4.0%
Consumer Staples Distribution & Retail	4.0%
Insurance	3.4%
Specialized REITs	3.2%
Multi-Utilities	3.2%

Top Ten Holdings

Holdings	%
United Parcel Service, Inc., Class B	2.5%
EOG Resources, Inc.	1.7%
Target Corp.	1.6%
Altria Group, Inc.	1.5%
NIKE, Inc., Class B	1.3%
Ford Motor Co.	1.2%
Schlumberger NV	1.2%
VICI Properties, Inc.	1.1%
General Mills, Inc.	1.0%
Hewlett Packard Enterprise Co.	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR ONEY

SPDR S&P 1500 Momentum Tilt ETF

MMTM

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P 1500 Momentum Tilt ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 1500 Momentum Tilt ETF	$13	0.12%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I), but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Google. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period. And as an indicator of the dominance of the A.I. story, NVIDIA was the largest company in the world with a market cap of nearly $4.0 trillion.

The market's volatility over the reporting period was also reflected in the performance of momentum names, which outperformed the broader market in one quarter followed by underperformance in the next and vice-versa. By the end of the reporting period, the performance of momentum names had succumbed to the flip-flopping, with the Fund underperforming the S&P 1500 Composite Index's 14.48% return.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MMTM	S&P 500 Index	S&P 1500 Positive Momentum Tilt Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,297	$10,210	$10,300
08/31/15	$9,657	$9,594	$9,661
09/30/15	$9,431	$9,356	$9,433
10/31/15	$10,150	$10,145	$10,156
11/30/15	$10,219	$10,176	$10,227
12/31/15	$10,108	$10,015	$10,120
01/31/16	$9,645	$9,518	$9,657
02/29/16	$9,553	$9,505	$9,558
03/31/16	$10,158	$10,150	$10,164
04/30/16	$10,136	$10,189	$10,143
05/31/16	$10,350	$10,372	$10,359
06/30/16	$10,493	$10,399	$10,503
07/31/16	$10,802	$10,783	$10,812
08/31/16	$10,725	$10,798	$10,730
09/30/16	$10,729	$10,800	$10,737
10/31/16	$10,470	$10,603	$10,476
11/30/16	$10,774	$10,996	$10,782
12/31/16	$10,968	$11,213	$10,980
01/31/17	$11,214	$11,426	$11,226
02/28/17	$11,600	$11,879	$11,614
03/31/17	$11,588	$11,893	$11,602
04/30/17	$11,707	$12,015	$11,722
05/31/17	$11,922	$12,184	$11,940
06/30/17	$11,983	$12,260	$12,003
07/31/17	$12,272	$12,512	$12,294
08/31/17	$12,361	$12,551	$12,388
09/30/17	$12,644	$12,810	$12,671
10/31/17	$13,097	$13,109	$13,129
11/30/17	$13,482	$13,511	$13,517
12/31/17	$13,570	$13,661	$13,608
01/31/18	$14,489	$14,443	$14,530
02/28/18	$14,130	$13,911	$14,172
03/31/18	$13,750	$13,557	$13,793
04/30/18	$13,789	$13,609	$13,834
05/31/18	$14,265	$13,937	$14,313
06/30/18	$14,249	$14,023	$14,295
07/31/18	$14,706	$14,544	$14,757
08/31/18	$15,389	$15,018	$15,444
09/30/18	$15,442	$15,104	$15,500
10/31/18	$14,124	$14,072	$14,178
11/30/18	$14,343	$14,358	$14,399
12/31/18	$13,048	$13,062	$13,103
01/31/19	$14,086	$14,109	$14,143
02/28/19	$14,602	$14,562	$14,659
03/31/19	$14,925	$14,845	$14,994
04/30/19	$15,406	$15,446	$15,475
05/31/19	$14,612	$14,464	$14,679
06/30/19	$15,575	$15,483	$15,649
07/31/19	$15,763	$15,706	$15,839
08/31/19	$15,737	$15,457	$15,816
09/30/19	$15,858	$15,746	$15,939
10/31/19	$16,053	$16,087	$16,138
11/30/19	$16,495	$16,671	$16,583
12/31/19	$16,920	$17,175	$17,012
01/31/20	$17,044	$17,168	$17,141
02/29/20	$15,654	$15,755	$15,742
03/31/20	$13,780	$13,809	$13,866
04/30/20	$15,365	$15,579	$15,453
05/31/20	$16,149	$16,321	$16,246
06/30/20	$16,609	$16,645	$16,707
07/31/20	$17,753	$17,584	$17,868
08/31/20	$19,232	$18,848	$19,359
09/30/20	$18,385	$18,132	$18,509
10/31/20	$17,817	$17,650	$17,938
11/30/20	$19,413	$19,582	$19,544
12/31/20	$20,193	$20,334	$20,332
01/31/21	$19,912	$20,129	$20,046
02/28/21	$20,102	$20,684	$20,246
03/31/21	$20,716	$21,590	$20,865
04/30/21	$22,026	$22,742	$22,192
05/31/21	$22,219	$22,901	$22,393
06/30/21	$22,711	$23,436	$22,891
07/31/21	$23,148	$23,993	$23,328
08/31/21	$23,949	$24,722	$24,141
09/30/21	$22,917	$23,572	$23,106
10/31/21	$24,820	$25,224	$25,029
11/30/21	$24,578	$25,049	$24,785
12/31/21	$25,448	$26,172	$25,668
01/31/22	$24,083	$24,817	$24,293
02/28/22	$23,492	$24,074	$23,698
03/31/22	$24,378	$24,968	$24,599
04/30/22	$22,112	$22,791	$22,312
05/31/22	$22,102	$22,833	$22,306
06/30/22	$20,337	$20,948	$20,529
07/31/22	$22,015	$22,879	$22,225
08/31/22	$21,308	$21,946	$21,515
09/30/22	$19,621	$19,925	$19,807
10/31/22	$21,528	$21,538	$21,741
11/30/22	$22,495	$22,742	$22,723
12/31/22	$21,379	$21,432	$21,596
01/31/23	$22,033	$22,778	$22,255
02/28/23	$21,381	$22,223	$21,601
03/31/23	$21,697	$23,038	$21,932
04/30/23	$22,186	$23,398	$22,432
05/31/23	$22,351	$23,500	$22,604
06/30/23	$23,888	$25,053	$24,163
07/31/23	$24,653	$25,857	$24,935
08/31/23	$24,413	$25,446	$24,694
09/30/23	$23,165	$24,232	$23,430
10/31/23	$22,739	$23,723	$23,001
11/30/23	$25,014	$25,889	$25,309
12/31/23	$26,202	$27,066	$26,511
01/31/24	$26,954	$27,520	$27,277
02/29/24	$28,962	$28,990	$29,315
03/31/24	$29,818	$29,923	$30,187
04/30/24	$28,424	$28,700	$28,778
05/31/24	$30,140	$30,124	$30,517
06/30/24	$31,571	$31,204	$31,971
07/31/24	$31,398	$31,584	$31,797
08/31/24	$32,171	$32,350	$32,589
09/30/24	$32,828	$33,041	$33,259
10/31/24	$32,751	$32,742	$33,184
11/30/24	$34,786	$34,664	$35,255
12/31/24	$34,008	$33,837	$34,466
01/31/25	$34,980	$34,780	$35,456
02/28/25	$34,128	$34,326	$34,598
03/31/25	$31,567	$32,392	$32,001
04/30/25	$31,489	$32,172	$31,926
05/31/25	$33,486	$34,197	$33,952
06/30/25	$35,026	$35,936	$35,517

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
MMTM	10.95%	16.09%	13.35%
S&P 500 Index	15.16%	16.64%	13.65%
S&P 1500 Positive Momentum Tilt Index	11.09%	16.28%	13.51%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$146,690,610
  Number of Portfolio Holdings1,484
  Portfolio Turnover Rate58%
  Total Advisory Fees Paid$158,893

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	12.2%
Technology Hardware, Storage & Peripherals	7.9%
Software	6.3%
Financial Services	5.9%
Interactive Media & Services	5.8%
Banks	4.5%
Capital Markets	4.2%
Insurance	3.0%
Consumer Staples Distribution & Retail	3.0%
Automobiles	3.0%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	8.5%
Apple, Inc.	7.8%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	3.1%
Tesla, Inc.	2.9%
Amazon.com, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Microsoft Corp.	2.3%
Netflix, Inc.	2.0%
JPMorgan Chase & Co.	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MMTM

SPDR S&P 1500 Value Tilt ETF

VLU

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P 1500 Value Tilt ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 1500 Value Tilt ETF	$13	0.12%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I), but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Google. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period. And as an indicator of the dominance of the A.I. story, NVIDIA was the largest company in the world with a market cap of nearly $4.0 trillion.

The performance of value stocks flip-flopped between outperformance and underperformance from quarter to quarter, ultimately ending the reporting period with slight underperformance relative to the overall market. The Fund's gentle tilt towards value stocks reflected this relative behavior, as it slightly underperformed compared to the cap weighted S&P 1500 Composite Index's one-year return of 14.48%.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	VLU	S&P 500 Index	S&P 1500 Low Valuation Tilt Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,050	$10,210	$10,047
08/31/15	$9,457	$9,594	$9,454
09/30/15	$9,195	$9,356	$9,187
10/31/15	$9,887	$10,145	$9,884
11/30/15	$9,945	$10,176	$9,940
12/31/15	$9,700	$10,015	$9,700
01/31/16	$9,190	$9,518	$9,190
02/29/16	$9,194	$9,505	$9,194
03/31/16	$9,867	$10,150	$9,875
04/30/16	$10,002	$10,189	$10,014
05/31/16	$10,120	$10,372	$10,130
06/30/16	$10,087	$10,399	$10,090
07/31/16	$10,447	$10,783	$10,458
08/31/16	$10,556	$10,798	$10,564
09/30/16	$10,557	$10,800	$10,567
10/31/16	$10,411	$10,603	$10,419
11/30/16	$11,163	$10,996	$11,178
12/31/16	$11,425	$11,213	$11,443
01/31/17	$11,529	$11,426	$11,548
02/28/17	$11,921	$11,879	$11,940
03/31/17	$11,853	$11,893	$11,870
04/30/17	$11,866	$12,015	$11,882
05/31/17	$11,888	$12,184	$11,903
06/30/17	$12,055	$12,260	$12,073
07/31/17	$12,279	$12,512	$12,298
08/31/17	$12,173	$12,551	$12,189
09/30/17	$12,573	$12,810	$12,590
10/31/17	$12,799	$13,109	$12,813
11/30/17	$13,263	$13,511	$13,284
12/31/17	$13,455	$13,661	$13,484
01/31/18	$14,104	$14,443	$14,133
02/28/18	$13,455	$13,911	$13,480
03/31/18	$13,176	$13,557	$13,202
04/30/18	$13,294	$13,609	$13,327
05/31/18	$13,485	$13,937	$13,522
06/30/18	$13,548	$14,023	$13,586
07/31/18	$14,039	$14,544	$14,079
08/31/18	$14,403	$15,018	$14,446
09/30/18	$14,415	$15,104	$14,461
10/31/18	$13,560	$14,072	$13,606
11/30/18	$13,822	$14,358	$13,869
12/31/18	$12,411	$13,062	$12,457
01/31/19	$13,437	$14,109	$13,487
02/28/19	$13,772	$14,562	$13,825
03/31/19	$13,809	$14,845	$13,864
04/30/19	$14,302	$15,446	$14,358
05/31/19	$13,204	$14,464	$13,251
06/30/19	$14,216	$15,483	$14,271
07/31/19	$14,398	$15,706	$14,454
08/31/19	$13,929	$15,457	$13,981
09/30/19	$14,445	$15,746	$14,501
10/31/19	$14,728	$16,087	$14,785
11/30/19	$15,257	$16,671	$15,319
12/31/19	$15,683	$17,175	$15,751
01/31/20	$15,267	$17,168	$15,335
02/29/20	$13,791	$15,755	$13,847
03/31/20	$11,476	$13,809	$11,534
04/30/20	$13,038	$15,579	$13,125
05/31/20	$13,549	$16,321	$13,643
06/30/20	$13,692	$16,645	$13,798
07/31/20	$14,150	$17,584	$14,256
08/31/20	$14,919	$18,848	$15,036
09/30/20	$14,353	$18,132	$14,459
10/31/20	$14,198	$17,650	$14,304
11/30/20	$16,438	$19,582	$16,569
12/31/20	$17,189	$20,334	$17,333
01/31/21	$17,300	$20,129	$17,457
02/28/21	$18,688	$20,684	$18,855
03/31/21	$19,746	$21,590	$19,924
04/30/21	$20,557	$22,742	$20,747
05/31/21	$21,063	$22,901	$21,260
06/30/21	$20,951	$23,436	$21,149
07/31/21	$20,997	$23,993	$21,198
08/31/21	$21,514	$24,722	$21,721
09/30/21	$20,779	$23,572	$20,979
10/31/21	$21,834	$25,224	$22,049
11/30/21	$21,276	$25,049	$21,485
12/31/21	$22,509	$26,172	$22,737
01/31/22	$22,107	$24,817	$22,335
02/28/22	$21,838	$24,074	$22,064
03/31/22	$22,475	$24,968	$22,718
04/30/22	$21,135	$22,791	$21,362
05/31/22	$21,579	$22,833	$21,816
06/30/22	$19,569	$20,948	$19,786
07/31/22	$20,964	$22,879	$21,199
08/31/22	$20,366	$21,946	$20,596
09/30/22	$18,513	$19,925	$18,718
10/31/22	$20,552	$21,538	$20,782
11/30/22	$21,768	$22,742	$22,017
12/31/22	$20,671	$21,432	$20,906
01/31/23	$21,920	$22,778	$22,172
02/28/23	$21,248	$22,223	$21,488
03/31/23	$21,130	$23,038	$21,371
04/30/23	$21,371	$23,398	$21,618
05/31/23	$20,732	$23,500	$20,971
06/30/23	$22,169	$25,053	$22,428
07/31/23	$23,120	$25,857	$23,396
08/31/23	$22,531	$25,446	$22,795
09/30/23	$21,742	$24,232	$21,991
10/31/23	$21,133	$23,723	$21,375
11/30/23	$22,806	$25,889	$23,075
12/31/23	$24,159	$27,066	$24,451
01/31/24	$24,344	$27,520	$24,639
02/29/24	$25,308	$28,990	$25,619
03/31/24	$26,587	$29,923	$26,922
04/30/24	$25,348	$28,700	$25,667
05/31/24	$26,226	$30,124	$26,560
06/30/24	$26,280	$31,204	$26,619
07/31/24	$27,412	$31,584	$27,765
08/31/24	$27,868	$32,350	$28,235
09/30/24	$28,265	$33,041	$28,641
10/31/24	$28,043	$32,742	$28,419
11/30/24	$30,007	$34,664	$30,417
12/31/24	$28,395	$33,837	$28,782
01/31/25	$29,610	$34,780	$30,019
02/28/25	$29,550	$34,326	$29,962
03/31/25	$28,445	$32,392	$28,841
04/30/25	$27,589	$32,172	$27,977
05/31/25	$28,712	$34,197	$29,120
06/30/25	$29,935	$35,936	$30,367

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
VLU	13.91%	16.93%	11.59%
S&P 500 Index	15.16%	16.64%	13.65%
S&P 1500 Low Valuation Tilt Index	14.08%	17.09%	11.75%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$480,276,103
  Number of Portfolio Holdings1,505
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$488,369

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	7.6%
Oil, Gas & Consumable Fuels	7.0%
Health Care Providers & Services	5.2%
Software	4.0%
Semiconductors & Semiconductor Equipment	4.0%
Insurance	3.9%
Consumer Staples Distribution & Retail	3.8%
Financial Services	3.6%
Broadline Retail	3.5%
Capital Markets	3.4%

Top Ten Holdings

Holdings	%
Amazon.com, Inc.	3.4%
Microsoft Corp.	2.1%
Berkshire Hathaway, Inc., Class B	2.1%
Exxon Mobil Corp.	1.7%
Verizon Communications, Inc.	1.6%
Walmart, Inc.	1.6%
Apple, Inc.	1.5%
JPMorgan Chase & Co.	1.5%
Bank of America Corp.	1.4%
Meta Platforms, Inc., Class A	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR VLU

SPDR S&P 400 Mid Cap Growth ETF

MDYG

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P 400 Mid Cap Growth ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 400 Mid Cap Growth ETF	$15	0.15%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. The market rewarded the former but punished the latter. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MDYG	S&P 500 Index	S&P MidCap 400 Growth Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,234	$10,210	$10,235
08/31/15	$9,565	$9,594	$9,564
09/30/15	$9,306	$9,356	$9,305
10/31/15	$9,786	$10,145	$9,786
11/30/15	$9,908	$10,176	$9,910
12/31/15	$9,571	$10,015	$9,576
01/31/16	$9,013	$9,518	$9,018
02/29/16	$9,065	$9,505	$9,071
03/31/16	$9,686	$10,150	$9,695
04/30/16	$9,751	$10,189	$9,761
05/31/16	$10,072	$10,372	$10,082
06/30/16	$10,107	$10,399	$10,117
07/31/16	$10,562	$10,783	$10,574
08/31/16	$10,626	$10,798	$10,640
09/30/16	$10,480	$10,800	$10,494
10/31/16	$10,130	$10,603	$10,145
11/30/16	$10,715	$10,996	$10,733
12/31/16	$10,969	$11,213	$10,991
01/31/17	$11,183	$11,426	$11,205
02/28/17	$11,539	$11,879	$11,561
03/31/17	$11,526	$11,893	$11,550
04/30/17	$11,715	$12,015	$11,739
05/31/17	$11,766	$12,184	$11,793
06/30/17	$11,900	$12,260	$11,929
07/31/17	$11,993	$12,512	$12,025
08/31/17	$11,870	$12,551	$11,901
09/30/17	$12,274	$12,810	$12,309
10/31/17	$12,695	$13,109	$12,733
11/30/17	$13,157	$13,511	$13,198
12/31/17	$13,134	$13,661	$13,180
01/31/18	$13,705	$14,443	$13,753
02/28/18	$13,177	$13,911	$13,223
03/31/18	$13,309	$13,557	$13,358
04/30/18	$13,159	$13,609	$13,210
05/31/18	$13,689	$13,937	$13,742
06/30/18	$13,746	$14,023	$13,800
07/31/18	$13,933	$14,544	$13,991
08/31/18	$14,463	$15,018	$14,524
09/30/18	$14,285	$15,104	$14,346
10/31/18	$12,831	$14,072	$12,887
11/30/18	$13,261	$14,358	$13,320
12/31/18	$11,763	$13,062	$11,817
01/31/19	$12,854	$14,109	$12,917
02/28/19	$13,435	$14,562	$13,502
03/31/19	$13,515	$14,845	$13,584
04/30/19	$13,961	$15,446	$14,035
05/31/19	$13,075	$14,464	$13,143
06/30/19	$13,992	$15,483	$14,068
07/31/19	$14,166	$15,706	$14,244
08/31/19	$13,727	$15,457	$13,806
09/30/19	$13,903	$15,746	$13,983
10/31/19	$14,030	$16,087	$14,113
11/30/19	$14,471	$16,671	$14,559
12/31/19	$14,830	$17,175	$14,924
01/31/20	$14,649	$17,168	$14,744
02/29/20	$13,411	$15,755	$13,497
03/31/20	$11,158	$13,809	$11,234
04/30/20	$12,721	$15,579	$12,812
05/31/20	$13,853	$16,321	$13,955
06/30/20	$14,042	$16,645	$14,146
07/31/20	$14,894	$17,584	$15,011
08/31/20	$15,376	$18,848	$15,504
09/30/20	$15,011	$18,132	$15,136
10/31/20	$15,183	$17,650	$15,312
11/30/20	$17,073	$19,582	$17,221
12/31/20	$18,160	$20,334	$18,322
01/31/21	$18,493	$20,129	$18,661
02/28/21	$19,249	$20,684	$19,426
03/31/21	$19,707	$21,590	$19,890
04/30/21	$20,523	$22,742	$20,717
05/31/21	$20,161	$22,901	$20,354
06/30/21	$20,375	$23,436	$20,573
07/31/21	$20,567	$23,993	$20,769
08/31/21	$20,861	$24,722	$21,069
09/30/21	$19,969	$23,572	$20,170
10/31/21	$21,476	$25,224	$21,697
11/30/21	$20,708	$25,049	$20,924
12/31/21	$21,560	$26,172	$21,785
01/31/22	$19,319	$24,817	$19,523
02/28/22	$19,504	$24,074	$19,712
03/31/22	$19,606	$24,968	$19,815
04/30/22	$18,111	$22,791	$18,304
05/31/22	$17,971	$22,833	$18,168
06/30/22	$16,176	$20,948	$16,355
07/31/22	$18,228	$22,879	$18,431
08/31/22	$17,612	$21,946	$17,809
09/30/22	$16,057	$19,925	$16,234
10/31/22	$17,569	$21,538	$17,765
11/30/22	$18,575	$22,742	$18,786
12/31/22	$17,454	$21,432	$17,654
01/31/23	$18,694	$22,778	$18,912
02/28/23	$18,538	$22,223	$18,756
03/31/23	$18,326	$23,038	$18,544
04/30/23	$18,231	$23,398	$18,449
05/31/23	$17,722	$23,500	$17,936
06/30/23	$19,261	$25,053	$19,498
07/31/23	$19,990	$25,857	$20,238
08/31/23	$19,572	$25,446	$19,817
09/30/23	$18,633	$24,232	$18,866
10/31/23	$17,726	$23,723	$17,949
11/30/23	$19,070	$25,889	$19,313
12/31/23	$20,477	$27,066	$20,742
01/31/24	$20,398	$27,520	$20,667
02/29/24	$22,371	$28,990	$22,674
03/31/24	$23,656	$29,923	$23,978
04/30/24	$22,236	$28,700	$22,540
05/31/24	$23,151	$30,124	$23,468
06/30/24	$22,853	$31,204	$23,168
07/31/24	$23,815	$31,584	$24,146
08/31/24	$23,634	$32,350	$23,966
09/30/24	$23,902	$33,041	$24,241
10/31/24	$23,581	$32,742	$23,918
11/30/24	$25,645	$34,664	$26,015
12/31/24	$23,704	$33,837	$24,048
01/31/25	$24,591	$34,780	$24,951
02/28/25	$23,216	$34,326	$23,558
03/31/25	$21,717	$32,392	$22,038
04/30/25	$21,679	$32,172	$22,002
05/31/25	$23,019	$34,197	$23,366
06/30/25	$23,802	$35,936	$24,164

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
MDYG	4.15%	11.13%	9.06%
S&P 500 Index	15.16%	16.64%	13.65%
S&P MidCap 400 Growth Index	4.30%	11.30%	9.22%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,262,302,191
  Number of Portfolio Holdings245
  Portfolio Turnover Rate41%
  Total Advisory Fees Paid$3,900,602

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	5.9%
Capital Markets	5.6%
Hotels, Restaurants & Leisure	5.2%
Machinery	5.1%
Construction & Engineering	4.8%
Banks	4.1%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
Biotechnology	3.4%
Health Care Providers & Services	3.2%

Top Ten Holdings

Holdings	%
Interactive Brokers Group, Inc., Class A	1.6%
EMCOR Group, Inc.	1.6%
Guidewire Software, Inc.	1.3%
RB Global, Inc.	1.3%
Comfort Systems USA, Inc.	1.2%
Curtiss-Wright Corp.	1.2%
Pure Storage, Inc., Class A	1.2%
Equitable Holdings, Inc.	1.1%
Okta, Inc.	1.1%
Dynatrace, Inc.	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MDYG

SPDR S&P 400 Mid Cap Value ETF

MDYV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P 400 Mid Cap Value ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 400 Mid Cap Value ETF	$16	0.15%

How did the Fund perform last year and what affected its performance?

Midcap value stock performance was mixed during the reporting period, but generally positive. The second half of 2024 saw positive returns, boosted by the U.S. Federal Reserve's rate cuts. In early 2025, midcap value stocks struggled with the rest of the US Equity market due to global trade fears, however, rebounded shortly after as markets adjusted to new political policies.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MDYV	S&P 500 Index	S&P MidCap 400 Value Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,775	$10,210	$9,779
08/31/15	$9,338	$9,594	$9,340
09/30/15	$8,987	$9,356	$8,987
10/31/15	$9,537	$10,145	$9,540
11/30/15	$9,675	$10,176	$9,680
12/31/15	$9,175	$10,015	$9,186
01/31/16	$8,666	$9,518	$8,676
02/29/16	$8,861	$9,505	$8,871
03/31/16	$9,756	$10,150	$9,770
04/30/16	$9,923	$10,189	$9,938
05/31/16	$10,063	$10,372	$10,079
06/30/16	$10,113	$10,399	$10,128
07/31/16	$10,525	$10,783	$10,542
08/31/16	$10,565	$10,798	$10,584
09/30/16	$10,566	$10,800	$10,586
10/31/16	$10,343	$10,603	$10,365
11/30/16	$11,372	$10,996	$11,398
12/31/16	$11,592	$11,213	$11,622
01/31/17	$11,751	$11,426	$11,783
02/28/17	$11,983	$11,879	$12,017
03/31/17	$11,898	$11,893	$11,932
04/30/17	$11,894	$12,015	$11,928
05/31/17	$11,711	$12,184	$11,747
06/30/17	$11,964	$12,260	$11,999
07/31/17	$12,078	$12,512	$12,114
08/31/17	$11,827	$12,551	$11,863
09/30/17	$12,350	$12,810	$12,390
10/31/17	$12,472	$13,109	$12,514
11/30/17	$12,933	$13,511	$12,978
12/31/17	$13,001	$13,661	$13,054
01/31/18	$13,171	$14,443	$13,227
02/28/18	$12,505	$13,911	$12,557
03/31/18	$12,609	$13,557	$12,662
04/30/18	$12,690	$13,609	$12,745
05/31/18	$13,224	$13,937	$13,284
06/30/18	$13,278	$14,023	$13,339
07/31/18	$13,564	$14,544	$13,628
08/31/18	$13,908	$15,018	$13,976
09/30/18	$13,773	$15,104	$13,842
10/31/18	$12,550	$14,072	$12,614
11/30/18	$12,910	$14,358	$12,978
12/31/18	$11,445	$13,062	$11,504
01/31/19	$12,781	$14,109	$12,850
02/28/19	$13,283	$14,562	$13,356
03/31/19	$13,044	$14,845	$13,117
04/30/19	$13,664	$15,446	$13,742
05/31/19	$12,347	$14,464	$12,415
06/30/19	$13,368	$15,483	$13,444
07/31/19	$13,516	$15,706	$13,595
08/31/19	$12,788	$15,457	$12,864
09/30/19	$13,421	$15,746	$13,504
10/31/19	$13,597	$16,087	$13,684
11/30/19	$13,975	$16,671	$14,065
12/31/19	$14,407	$17,175	$14,504
01/31/20	$13,813	$17,168	$13,906
02/29/20	$12,346	$15,755	$12,425
03/31/20	$9,351	$13,809	$9,415
04/30/20	$10,690	$15,579	$10,765
05/31/20	$11,253	$16,321	$11,334
06/30/20	$11,383	$16,645	$11,461
07/31/20	$11,693	$17,584	$11,774
08/31/20	$12,137	$18,848	$12,223
09/30/20	$11,611	$18,132	$11,692
10/31/20	$12,014	$17,650	$12,100
11/30/20	$14,000	$19,582	$14,106
12/31/20	$14,927	$20,334	$15,046
01/31/21	$15,097	$20,129	$15,220
02/28/21	$16,533	$20,684	$16,671
03/31/21	$17,667	$21,590	$17,818
04/30/21	$18,514	$22,742	$18,675
05/31/21	$18,871	$22,901	$19,037
06/30/21	$18,337	$23,436	$18,502
07/31/21	$18,300	$23,993	$18,468
08/31/21	$18,736	$24,722	$18,911
09/30/21	$18,037	$23,572	$18,206
10/31/21	$18,832	$25,224	$19,013
11/30/21	$18,383	$25,049	$18,560
12/31/21	$19,463	$26,172	$19,657
01/31/22	$18,691	$24,817	$18,879
02/28/22	$18,924	$24,074	$19,116
03/31/22	$19,338	$24,968	$19,539
04/30/22	$18,057	$22,791	$18,245
05/31/22	$18,441	$22,833	$18,636
06/30/22	$16,727	$20,948	$16,904
07/31/22	$18,261	$22,879	$18,458
08/31/22	$17,739	$21,946	$17,932
09/30/22	$16,055	$19,925	$16,226
10/31/22	$17,900	$21,538	$18,097
11/30/22	$19,052	$22,742	$19,267
12/31/22	$18,089	$21,432	$18,294
01/31/23	$20,146	$22,778	$20,379
02/28/23	$19,585	$22,223	$19,810
03/31/23	$18,542	$23,038	$18,754
04/30/23	$18,342	$23,398	$18,554
05/31/23	$17,677	$23,500	$17,882
06/30/23	$19,377	$25,053	$19,604
07/31/23	$20,240	$25,857	$20,481
08/31/23	$19,481	$25,446	$19,713
09/30/23	$18,363	$24,232	$18,579
10/31/23	$17,283	$23,723	$17,487
11/30/23	$18,930	$25,889	$19,159
12/31/23	$20,851	$27,066	$21,110
01/31/24	$20,206	$27,520	$20,457
02/29/24	$20,594	$28,990	$20,853
03/31/24	$21,700	$29,923	$21,979
04/30/24	$20,388	$28,700	$20,650
05/31/24	$21,338	$30,124	$21,616
06/30/24	$20,932	$31,204	$21,205
07/31/24	$22,511	$31,584	$22,809
08/31/24	$22,651	$32,350	$22,954
09/30/24	$22,913	$33,041	$23,223
10/31/24	$22,900	$32,742	$23,212
11/30/24	$24,919	$34,664	$25,266
12/31/24	$23,256	$33,837	$23,582
01/31/25	$24,172	$34,780	$24,516
02/28/25	$23,435	$34,326	$23,770
03/31/25	$22,389	$32,392	$22,710
04/30/25	$21,414	$32,172	$21,720
05/31/25	$22,382	$34,197	$22,705
06/30/25	$23,218	$35,936	$23,557

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
MDYV	10.92%	15.32%	8.79%
S&P 500 Index	15.16%	16.64%	13.65%
S&P MidCap 400 Value Index	11.09%	15.50%	8.95%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,378,647,346
  Number of Portfolio Holdings298
  Portfolio Turnover Rate37%
  Total Advisory Fees Paid$4,010,742

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	9.4%
Insurance	6.0%
Machinery	5.3%
Consumer Staples Distribution & Retail	4.2%
Electronic Equipment, Instruments & Components	4.2%
Oil, Gas & Consumable Fuels	3.7%
Specialty Retail	3.4%
Metals & Mining	2.9%
Professional Services	2.4%
Semiconductors & Semiconductor Equipment	2.4%

Top Ten Holdings

Holdings	%
Flex Ltd.	1.4%
U.S. Foods Holding Corp.	1.3%
Reliance, Inc.	1.2%
Fidelity National Financial, Inc.	1.1%
WP Carey, Inc.	1.0%
Performance Food Group Co.	1.0%
Reinsurance Group of America, Inc.	0.9%
Unum Group	0.9%
Crown Holdings, Inc.	0.9%
Antero Resources Corp.	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MDYV

SPDR S&P 600 Small Cap Growth ETF

SLYG

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P 600 Small Cap Growth ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 600 Small Cap Growth ETF	$15	0.15%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by positive earnings growth, consumer spending, manufacturing data and Artificial Intelligence and other Technology-centered tailwinds despite escalating trade tensions and increasing uncertainty around trade policies. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SLYG	S&P 500 Index	S&P SmallCap 600 Growth Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,104	$10,210	$10,104
08/31/15	$9,513	$9,594	$9,513
09/30/15	$9,213	$9,356	$9,211
10/31/15	$9,737	$10,145	$9,738
11/30/15	$10,000	$10,176	$10,001
12/31/15	$9,549	$10,015	$9,560
01/31/16	$8,935	$9,518	$8,945
02/29/16	$8,952	$9,505	$8,961
03/31/16	$9,584	$10,150	$9,596
04/30/16	$9,614	$10,189	$9,625
05/31/16	$9,883	$10,372	$9,894
06/30/16	$9,927	$10,399	$9,937
07/31/16	$10,424	$10,783	$10,435
08/31/16	$10,588	$10,798	$10,600
09/30/16	$10,637	$10,800	$10,649
10/31/16	$10,083	$10,603	$10,094
11/30/16	$11,268	$10,996	$11,282
12/31/16	$11,659	$11,213	$11,678
01/31/17	$11,686	$11,426	$11,706
02/28/17	$11,887	$11,879	$11,909
03/31/17	$11,938	$11,893	$11,961
04/30/17	$12,080	$12,015	$12,105
05/31/17	$11,838	$12,184	$11,862
06/30/17	$12,185	$12,260	$12,212
07/31/17	$12,337	$12,512	$12,365
08/31/17	$12,041	$12,551	$12,069
09/30/17	$12,867	$12,810	$12,902
10/31/17	$13,031	$13,109	$13,065
11/30/17	$13,460	$13,511	$13,496
12/31/17	$13,356	$13,661	$13,405
01/31/18	$13,834	$14,443	$13,885
02/28/18	$13,336	$13,911	$13,386
03/31/18	$13,678	$13,557	$13,729
04/30/18	$13,728	$13,609	$13,781
05/31/18	$14,698	$13,937	$14,757
06/30/18	$14,900	$14,023	$14,960
07/31/18	$15,456	$14,544	$15,521
08/31/18	$16,481	$15,018	$16,553
09/30/18	$15,935	$15,104	$16,004
10/31/18	$14,172	$14,072	$14,232
11/30/18	$14,526	$14,358	$14,588
12/31/18	$12,804	$13,062	$12,861
01/31/19	$13,964	$14,109	$14,029
02/28/19	$14,590	$14,562	$14,661
03/31/19	$14,184	$14,845	$14,255
04/30/19	$14,669	$15,446	$14,745
05/31/19	$13,571	$14,464	$13,641
06/30/19	$14,532	$15,483	$14,611
07/31/19	$14,694	$15,706	$14,775
08/31/19	$14,121	$15,457	$14,200
09/30/19	$14,259	$15,746	$14,340
10/31/19	$14,542	$16,087	$14,626
11/30/19	$15,039	$16,671	$15,127
12/31/19	$15,483	$17,175	$15,579
01/31/20	$15,235	$17,168	$15,328
02/29/20	$13,860	$15,755	$13,943
03/31/20	$11,130	$13,809	$11,199
04/30/20	$12,453	$15,579	$12,532
05/31/20	$13,188	$16,321	$13,276
06/30/20	$13,689	$16,645	$13,781
07/31/20	$14,440	$17,584	$14,541
08/31/20	$14,872	$18,848	$14,978
09/30/20	$14,250	$18,132	$14,351
10/31/20	$14,483	$17,650	$14,588
11/30/20	$16,976	$19,582	$17,103
12/31/20	$18,489	$20,334	$18,632
01/31/21	$19,648	$20,129	$19,803
02/28/21	$20,530	$20,684	$20,693
03/31/21	$20,751	$21,590	$20,918
04/30/21	$21,176	$22,742	$21,349
05/31/21	$21,194	$22,901	$21,372
06/30/21	$21,523	$23,436	$21,705
07/31/21	$21,499	$23,993	$21,683
08/31/21	$21,952	$24,722	$22,144
09/30/21	$21,194	$23,572	$21,381
10/31/21	$22,060	$25,224	$22,259
11/30/21	$21,610	$25,049	$21,806
12/31/21	$22,637	$26,172	$22,847
01/31/22	$20,346	$24,817	$20,535
02/28/22	$20,424	$24,074	$20,617
03/31/22	$20,477	$24,968	$20,674
04/30/22	$18,532	$22,791	$18,710
05/31/22	$18,786	$22,833	$18,969
06/30/22	$17,275	$20,948	$17,445
07/31/22	$19,279	$22,879	$19,473
08/31/22	$18,388	$21,946	$18,574
09/30/22	$16,689	$19,925	$16,855
10/31/22	$18,361	$21,538	$18,548
11/30/22	$19,161	$22,742	$19,367
12/31/22	$17,843	$21,432	$18,031
01/31/23	$19,129	$22,778	$19,334
02/28/23	$18,975	$22,223	$19,178
03/31/23	$18,222	$23,038	$18,418
04/30/23	$17,656	$23,398	$17,840
05/31/23	$17,689	$23,500	$17,876
06/30/23	$19,094	$25,053	$19,298
07/31/23	$20,048	$25,857	$20,266
08/31/23	$19,375	$25,446	$19,584
09/30/23	$18,282	$24,232	$18,476
10/31/23	$17,338	$23,723	$17,522
11/30/23	$18,636	$25,889	$18,836
12/31/23	$20,880	$27,066	$21,115
01/31/24	$20,345	$27,520	$20,577
02/29/24	$21,212	$28,990	$21,458
03/31/24	$21,865	$29,923	$22,123
04/30/24	$20,827	$28,700	$21,073
05/31/24	$21,962	$30,124	$22,225
06/30/24	$21,554	$31,204	$21,813
07/31/24	$23,683	$31,584	$23,974
08/31/24	$23,294	$32,350	$23,580
09/30/24	$23,479	$33,041	$23,770
10/31/24	$22,636	$32,742	$22,918
11/30/24	$25,164	$34,664	$25,483
12/31/24	$22,858	$33,837	$23,148
01/31/25	$23,763	$34,780	$24,067
02/28/25	$22,357	$34,326	$22,645
03/31/25	$21,031	$32,392	$21,305
04/30/25	$20,491	$32,172	$20,758
05/31/25	$21,725	$34,197	$22,011
06/30/25	$22,548	$35,936	$22,849

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SLYG	4.61%	10.50%	8.47%
S&P 500 Index	15.16%	16.64%	13.65%
S&P SmallCap 600 Growth Index	4.75%	10.64%	8.61%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,400,432,490
  Number of Portfolio Holdings344
  Portfolio Turnover Rate50%
  Total Advisory Fees Paid$5,218,666

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Machinery	6.8%
Software	6.6%
Banks	6.6%
Health Care Equipment & Supplies	4.9%
Electronic Equipment, Instruments & Components	4.3%
Capital Markets	4.0%
Biotechnology	4.0%
Construction & Engineering	3.9%
Building Products	3.4%
Hotels, Restaurants & Leisure	3.2%

Top Ten Holdings

Holdings	%
Brinker International, Inc.	1.2%
AeroVironment, Inc.	1.2%
SPX Technologies, Inc.	1.1%
Badger Meter, Inc.	1.0%
Armstrong World Industries, Inc.	1.0%
Dycom Industries, Inc.	1.0%
Sterling Infrastructure, Inc.	1.0%
Corcept Therapeutics, Inc.	1.0%
Federal Signal Corp.	0.9%
Essential Properties Realty Trust, Inc.	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SLYG

SPDR S&P 600 Small Cap Value ETF

SLYV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P 600 Small Cap Value ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 600 Small Cap Value ETF	$15	0.15%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by positive earnings growth, consumer spending, manufacturing data and Artificial Intelligence and other Technology-centered tailwinds despite escalating trade tensions and increasing uncertainty around trade policies. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SLYV	S&P 500 Index	S&P SmallCap 600 Value Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,723	$10,210	$9,722
08/31/15	$9,286	$9,594	$9,285
09/30/15	$8,932	$9,356	$8,930
10/31/15	$9,508	$10,145	$9,507
11/30/15	$9,759	$10,176	$9,759
12/31/15	$9,248	$10,015	$9,261
01/31/16	$8,707	$9,518	$8,716
02/29/16	$8,893	$9,505	$8,903
03/31/16	$9,726	$10,150	$9,741
04/30/16	$9,928	$10,189	$9,944
05/31/16	$9,976	$10,372	$9,993
06/30/16	$10,056	$10,399	$10,072
07/31/16	$10,572	$10,783	$10,592
08/31/16	$10,690	$10,798	$10,711
09/30/16	$10,777	$10,800	$10,800
10/31/16	$10,376	$10,603	$10,398
11/30/16	$11,756	$10,996	$11,784
12/31/16	$12,129	$11,213	$12,161
01/31/17	$11,995	$11,426	$12,028
02/28/17	$12,167	$11,879	$12,201
03/31/17	$12,087	$11,893	$12,110
04/30/17	$12,156	$12,015	$12,180
05/31/17	$11,883	$12,184	$11,905
06/30/17	$12,243	$12,260	$12,266
07/31/17	$12,328	$12,512	$12,350
08/31/17	$11,991	$12,551	$12,012
09/30/17	$13,011	$12,810	$13,037
10/31/17	$13,094	$13,109	$13,118
11/30/17	$13,584	$13,511	$13,609
12/31/17	$13,518	$13,661	$13,561
01/31/18	$13,712	$14,443	$13,757
02/28/18	$13,142	$13,911	$13,185
03/31/18	$13,338	$13,557	$13,382
04/30/18	$13,558	$13,609	$13,603
05/31/18	$14,352	$13,937	$14,402
06/30/18	$14,478	$14,023	$14,530
07/31/18	$14,852	$14,544	$14,909
08/31/18	$15,320	$15,018	$15,378
09/30/18	$14,854	$15,104	$14,909
10/31/18	$13,386	$14,072	$13,432
11/30/18	$13,464	$14,358	$13,512
12/31/18	$11,802	$13,062	$11,847
01/31/19	$13,247	$14,109	$13,304
02/28/19	$13,802	$14,562	$13,864
03/31/19	$13,262	$14,845	$13,322
04/30/19	$13,831	$15,446	$13,897
05/31/19	$12,455	$14,464	$12,515
06/30/19	$13,421	$15,483	$13,489
07/31/19	$13,575	$15,706	$13,645
08/31/19	$12,878	$15,457	$12,945
09/30/19	$13,614	$15,746	$13,685
10/31/19	$13,875	$16,087	$13,946
11/30/19	$14,248	$16,671	$14,324
12/31/19	$14,672	$17,175	$14,754
01/31/20	$13,730	$17,168	$13,806
02/29/20	$12,328	$15,755	$12,394
03/31/20	$9,195	$13,809	$9,240
04/30/20	$10,451	$15,579	$10,500
05/31/20	$10,699	$16,321	$10,751
06/30/20	$11,101	$16,645	$11,145
07/31/20	$11,373	$17,584	$11,419
08/31/20	$11,962	$18,848	$12,011
09/30/20	$11,333	$18,132	$11,378
10/31/20	$11,743	$17,650	$11,791
11/30/20	$13,990	$19,582	$14,054
12/31/20	$15,053	$20,334	$15,128
01/31/21	$15,997	$20,129	$16,079
02/28/21	$17,720	$20,684	$17,817
03/31/21	$18,680	$21,590	$18,784
04/30/21	$19,054	$22,742	$19,162
05/31/21	$19,779	$22,901	$19,893
06/30/21	$19,640	$23,436	$19,755
07/31/21	$18,786	$23,993	$18,895
08/31/21	$19,142	$24,722	$19,258
09/30/21	$18,843	$23,572	$18,961
10/31/21	$19,371	$25,224	$19,498
11/30/21	$18,887	$25,049	$19,009
12/31/21	$19,667	$26,172	$19,809
01/31/22	$18,817	$24,817	$18,953
02/28/22	$19,254	$24,074	$19,397
03/31/22	$19,338	$24,968	$19,485
04/30/22	$18,128	$22,791	$18,264
05/31/22	$18,541	$22,833	$18,683
06/30/22	$16,873	$20,948	$17,003
07/31/22	$18,322	$22,879	$18,468
08/31/22	$17,556	$21,946	$17,695
09/30/22	$15,728	$19,925	$15,850
10/31/22	$17,988	$21,538	$18,134
11/30/22	$18,697	$22,742	$18,851
12/31/22	$17,477	$21,432	$17,622
01/31/23	$19,560	$22,778	$19,728
02/28/23	$19,234	$22,223	$19,400
03/31/23	$18,003	$23,038	$18,159
04/30/23	$17,568	$23,398	$17,721
05/31/23	$16,912	$23,500	$17,059
06/30/23	$18,350	$25,053	$18,512
07/31/23	$19,450	$25,857	$19,625
08/31/23	$18,492	$25,446	$18,659
09/30/23	$17,321	$24,232	$17,476
10/31/23	$16,234	$23,723	$16,378
11/30/23	$17,691	$25,889	$17,852
12/31/23	$20,049	$27,066	$20,245
01/31/24	$18,975	$27,520	$19,160
02/29/24	$19,416	$28,990	$19,609
03/31/24	$20,069	$29,923	$20,273
04/30/24	$18,765	$28,700	$18,954
05/31/24	$19,627	$30,124	$19,827
06/30/24	$19,095	$31,204	$19,290
07/31/24	$21,324	$31,584	$21,547
08/31/24	$21,057	$32,350	$21,279
09/30/24	$21,244	$33,041	$21,469
10/31/24	$20,876	$32,742	$21,100
11/30/24	$23,101	$34,664	$23,356
12/31/24	$21,536	$33,837	$21,776
01/31/25	$21,926	$34,780	$22,171
02/28/25	$20,722	$34,326	$20,950
03/31/25	$19,403	$32,392	$19,617
04/30/25	$18,272	$32,172	$18,474
05/31/25	$19,067	$34,197	$19,281
06/30/25	$19,883	$35,936	$20,111

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SLYV	4.13%	12.36%	7.11%
S&P 500 Index	15.16%	16.64%	13.65%
S&P SmallCap 600 Value Index	4.26%	12.53%	7.24%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,639,038,950
  Number of Portfolio Holdings462
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$5,818,425

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	11.5%
Specialty Retail	5.0%
Chemicals	4.4%
Electronic Equipment, Instruments & Components	4.2%
Financial Services	3.9%
Semiconductors & Semiconductor Equipment	3.5%
Machinery	3.2%
Insurance	3.2%
Auto Components	3.0%
Oil, Gas & Consumable Fuels	2.8%

Top Ten Holdings

Holdings	%
Mr. Cooper Group, Inc.	1.5%
Qorvo, Inc.	1.2%
BorgWarner, Inc.	1.1%
Jackson Financial, Inc., Class A	1.0%
Sandisk Corp.	0.9%
Air Lease Corp.	0.9%
Celanese Corp.	0.9%
Lincoln National Corp.	0.9%
Ralliant Corp.	0.9%
Teleflex, Inc.	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SLYV

SPDR S&P Aerospace & Defense ETF

XAR

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Aerospace & Defense ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Aerospace & Defense ETF	$44	0.35%

How did the Fund perform last year and what affected its performance?

The Index returned over 52% for the fiscal year, driven by strong demand in both commercial and defense segments. According to Morningstar, the industry led the Industrials sector and outpaced the broader S&P 500 by close to 37%. The surge was fueled by a sharp increase of almost 20% in commercial aircraft orders from the previous reporting period and continued resilience in U.S. industrial production. Boeing, in particular, focused on growing production of its 737 MAX jet after slowing output last fiscal year following well-publicized quality concerns. Defense stocks benefited from rising geopolitical tensions, particularly in the Middle East and the Trump administration's promise of a $1 trillion budget for U.S. defense next year.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XAR	S&P 500 Index	S&P Aerospace & Defense Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,684	$10,210	$9,686
08/31/15	$9,282	$9,594	$9,286
09/30/15	$8,761	$9,356	$8,765
10/31/15	$9,479	$10,145	$9,487
11/30/15	$9,599	$10,176	$9,610
12/31/15	$9,411	$10,015	$9,429
01/31/16	$8,653	$9,518	$8,671
02/29/16	$8,857	$9,505	$8,879
03/31/16	$9,296	$10,150	$9,322
04/30/16	$9,709	$10,189	$9,739
05/31/16	$9,955	$10,372	$9,990
06/30/16	$9,989	$10,399	$10,025
07/31/16	$10,338	$10,783	$10,380
08/31/16	$10,492	$10,798	$10,532
09/30/16	$10,449	$10,800	$10,490
10/31/16	$10,447	$10,603	$10,493
11/30/16	$11,610	$10,996	$11,668
12/31/16	$11,422	$11,213	$11,484
01/31/17	$11,595	$11,426	$11,661
02/28/17	$12,399	$11,879	$12,475
03/31/17	$12,061	$11,893	$12,138
04/30/17	$12,394	$12,015	$12,476
05/31/17	$12,712	$12,184	$12,801
06/30/17	$12,726	$12,260	$12,818
07/31/17	$13,179	$12,512	$13,280
08/31/17	$13,729	$12,551	$13,838
09/30/17	$14,481	$12,810	$14,604
10/31/17	$14,760	$13,109	$14,890
11/30/17	$15,015	$13,511	$15,152
12/31/17	$15,170	$13,661	$15,315
01/31/18	$16,065	$14,443	$16,224
02/28/18	$16,041	$13,911	$16,204
03/31/18	$15,804	$13,557	$15,970
04/30/18	$15,477	$13,609	$15,643
05/31/18	$16,130	$13,937	$16,309
06/30/18	$15,862	$14,023	$16,043
07/31/18	$17,105	$14,544	$17,307
08/31/18	$17,493	$15,018	$17,705
09/30/18	$18,231	$15,104	$18,456
10/31/18	$16,158	$14,072	$16,353
11/30/18	$16,066	$14,358	$16,264
12/31/18	$14,492	$13,062	$14,671
01/31/19	$16,423	$14,109	$16,632
02/28/19	$17,565	$14,562	$17,793
03/31/19	$16,885	$14,845	$17,110
04/30/19	$17,833	$15,446	$18,076
05/31/19	$17,747	$14,464	$17,994
06/30/19	$19,153	$15,483	$19,427
07/31/19	$19,481	$15,706	$19,765
08/31/19	$19,786	$15,457	$20,083
09/30/19	$19,754	$15,746	$20,058
10/31/19	$19,513	$16,087	$19,818
11/30/19	$20,485	$16,671	$20,812
12/31/19	$20,180	$17,175	$20,508
01/31/20	$20,835	$17,168	$21,182
02/29/20	$18,515	$15,755	$18,826
03/31/20	$14,141	$13,809	$14,391
04/30/20	$15,129	$15,579	$15,401
05/31/20	$16,390	$16,321	$16,690
06/30/20	$16,312	$16,645	$16,616
07/31/20	$15,941	$17,584	$16,237
08/31/20	$16,832	$18,848	$17,149
09/30/20	$16,260	$18,132	$16,573
10/31/20	$15,874	$17,650	$16,183
11/30/20	$19,888	$19,582	$20,280
12/31/20	$21,403	$20,334	$21,832
01/31/21	$20,859	$20,129	$21,280
02/28/21	$22,227	$20,684	$22,683
03/31/21	$23,547	$21,590	$24,041
04/30/21	$24,022	$22,742	$24,533
05/31/21	$24,297	$22,901	$24,820
06/30/21	$24,831	$23,436	$25,374
07/31/21	$23,913	$23,993	$24,441
08/31/21	$23,004	$24,722	$23,518
09/30/21	$22,409	$23,572	$22,917
10/31/21	$22,416	$25,224	$22,931
11/30/21	$20,981	$25,049	$21,465
12/31/21	$21,912	$26,172	$22,426
01/31/22	$20,726	$24,817	$21,218
02/28/22	$23,088	$24,074	$23,644
03/31/22	$23,439	$24,968	$24,011
04/30/22	$21,190	$22,791	$21,709
05/31/22	$20,371	$22,833	$20,873
06/30/22	$18,958	$20,948	$19,430
07/31/22	$20,566	$22,879	$21,083
08/31/22	$19,664	$21,946	$20,161
09/30/22	$17,307	$19,925	$17,745
10/31/22	$20,049	$21,538	$20,566
11/30/22	$20,834	$22,742	$21,378
12/31/22	$20,814	$21,432	$21,362
01/31/23	$22,344	$22,778	$22,941
02/28/23	$22,451	$22,223	$23,056
03/31/23	$22,125	$23,038	$22,726
04/30/23	$21,665	$23,398	$22,258
05/31/23	$20,981	$23,500	$21,561
06/30/23	$23,033	$25,053	$23,680
07/31/23	$23,696	$25,857	$24,368
08/31/23	$23,122	$25,446	$23,785
09/30/23	$21,265	$24,232	$21,878
10/31/23	$21,827	$23,723	$22,461
11/30/23	$24,254	$25,889	$24,967
12/31/23	$25,738	$27,066	$26,507
01/31/24	$24,570	$27,520	$25,307
02/29/24	$26,051	$28,990	$26,842
03/31/24	$26,792	$29,923	$27,616
04/30/24	$25,863	$28,700	$26,660
05/31/24	$27,301	$30,124	$28,147
06/30/24	$26,684	$31,204	$27,519
07/31/24	$28,694	$31,584	$29,598
08/31/24	$29,674	$32,350	$30,621
09/30/24	$30,040	$33,041	$31,008
10/31/24	$29,349	$32,742	$30,303
11/30/24	$33,680	$34,664	$34,787
12/31/24	$31,702	$33,837	$32,754
01/31/25	$33,563	$34,780	$34,690
02/28/25	$31,830	$34,326	$32,904
03/31/25	$30,831	$32,392	$31,882
04/30/25	$32,758	$32,172	$33,885
05/31/25	$36,721	$34,197	$37,998
06/30/25	$40,425	$35,936	$41,848

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XAR	51.49%	19.90%	14.99%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Aerospace & Defense Select Industry Index	52.07%	20.29%	15.39%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,603,615,750
  Number of Portfolio Holdings41
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$9,221,156

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Aerospace & Defense	99.9%

Top Ten Holdings

Holdings	%
AeroVironment, Inc.	4.9%
Rocket Lab Corp.	4.2%
Kratos Defense & Security Solutions, Inc.	3.7%
Howmet Aerospace, Inc.	3.5%
HEICO Corp.	3.5%
Huntington Ingalls Industries, Inc.	3.4%
Axon Enterprise, Inc.	3.4%
TransDigm Group, Inc.	3.4%
BWX Technologies, Inc.	3.4%
General Dynamics Corp.	3.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XAR

SPDR S&P Bank ETF

KBE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Bank ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Bank ETF	$39	0.35%

How did the Fund perform last year and what affected its performance?

The fiscal year performance for the SPDR S&P Bank ETF was strong. In general, the Financial sector had strong performance over this time period driven by higher interested rates. While the Capital Markets sub-industry had the strongest performance, it represented only a small portion of the Index and had less of an impact to overall performance. The Banks sub-industry represented the largest majority of the industry and generated solid returns. The Financial Services sub-industry also delivered strong returns over this time period however it was the lowest performing sub-industry.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	KBE	S&P 500 Index	S&P Banks Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,964	$10,210	$9,964
08/31/15	$9,319	$9,594	$9,314
09/30/15	$9,205	$9,356	$9,201
10/31/15	$9,547	$10,145	$9,547
11/30/15	$10,070	$10,176	$10,073
12/31/15	$9,419	$10,015	$9,433
01/31/16	$8,221	$9,518	$8,231
02/29/16	$7,877	$9,505	$7,889
03/31/16	$8,487	$10,150	$8,504
04/30/16	$9,079	$10,189	$9,101
05/31/16	$9,344	$10,372	$9,370
06/30/16	$8,570	$10,399	$8,591
07/31/16	$8,943	$10,783	$8,968
08/31/16	$9,599	$10,798	$9,630
09/30/16	$9,424	$10,800	$9,457
10/31/16	$9,781	$10,603	$9,819
11/30/16	$11,603	$10,996	$11,658
12/31/16	$12,321	$11,213	$12,387
01/31/17	$12,316	$11,426	$12,380
02/28/17	$12,780	$11,879	$12,851
03/31/17	$12,220	$11,893	$12,286
04/30/17	$12,081	$12,015	$12,149
05/31/17	$11,676	$12,184	$11,744
06/30/17	$12,424	$12,260	$12,501
07/31/17	$12,368	$12,512	$12,448
08/31/17	$11,892	$12,551	$11,971
09/30/17	$12,897	$12,810	$12,992
10/31/17	$13,058	$13,109	$13,158
11/30/17	$13,584	$13,511	$13,692
12/31/17	$13,599	$13,661	$13,712
01/31/18	$14,426	$14,443	$14,552
02/28/18	$14,176	$13,911	$14,303
03/31/18	$13,816	$13,557	$13,944
04/30/18	$13,839	$13,609	$13,971
05/31/18	$14,071	$13,937	$14,211
06/30/18	$13,656	$14,023	$13,795
07/31/18	$13,969	$14,544	$14,117
08/31/18	$14,301	$15,018	$14,457
09/30/18	$13,587	$15,104	$13,737
10/31/18	$12,431	$14,072	$12,568
11/30/18	$12,888	$14,358	$13,035
12/31/18	$10,934	$13,062	$11,053
01/31/19	$12,476	$14,109	$12,620
02/28/19	$13,254	$14,562	$13,412
03/31/19	$12,284	$14,845	$12,431
04/30/19	$13,379	$15,446	$13,544
05/31/19	$12,050	$14,464	$12,200
06/30/19	$12,875	$15,483	$13,035
07/31/19	$13,269	$15,706	$13,440
08/31/19	$12,145	$15,457	$12,297
09/30/19	$12,863	$15,746	$13,031
10/31/19	$13,151	$16,087	$13,327
11/30/19	$13,779	$16,671	$13,968
12/31/19	$14,190	$17,175	$14,390
01/31/20	$13,264	$17,168	$13,454
02/29/20	$11,621	$15,755	$11,785
03/31/20	$8,141	$13,809	$8,257
04/30/20	$9,442	$15,579	$9,579
05/31/20	$9,487	$16,321	$9,627
06/30/20	$9,615	$16,645	$9,757
07/31/20	$9,454	$17,584	$9,595
08/31/20	$9,699	$18,848	$9,848
09/30/20	$9,066	$18,132	$9,199
10/31/20	$10,204	$17,650	$10,359
11/30/20	$11,882	$19,582	$12,069
12/31/20	$12,949	$20,334	$13,161
01/31/21	$13,242	$20,129	$13,462
02/28/21	$15,413	$20,684	$15,675
03/31/21	$16,170	$21,590	$16,448
04/30/21	$16,727	$22,742	$17,020
05/31/21	$17,126	$22,901	$17,433
06/30/21	$16,069	$23,436	$16,363
07/31/21	$15,494	$23,993	$15,781
08/31/21	$16,321	$24,722	$16,631
09/30/21	$16,644	$23,572	$16,969
10/31/21	$17,414	$25,224	$17,760
11/30/21	$16,899	$25,049	$17,239
12/31/21	$17,281	$26,172	$17,637
01/31/22	$17,443	$24,817	$17,810
02/28/22	$17,948	$24,074	$18,331
03/31/22	$16,684	$24,968	$17,042
04/30/22	$15,011	$22,791	$15,336
05/31/22	$15,692	$22,833	$16,038
06/30/22	$14,084	$20,948	$14,398
07/31/22	$15,586	$22,879	$15,939
08/31/22	$15,298	$21,946	$15,646
09/30/22	$14,294	$19,925	$14,622
10/31/22	$15,682	$21,538	$16,048
11/30/22	$16,002	$22,742	$16,382
12/31/22	$14,727	$21,432	$15,080
01/31/23	$15,899	$22,778	$16,287
02/28/23	$15,734	$22,223	$16,120
03/31/23	$12,185	$23,038	$12,478
04/30/23	$12,033	$23,398	$12,324
05/31/23	$11,182	$23,500	$11,454
06/30/23	$11,924	$25,053	$12,214
07/31/23	$13,904	$25,857	$14,248
08/31/23	$12,949	$25,446	$13,270
09/30/23	$12,330	$24,232	$12,633
10/31/23	$11,824	$23,723	$12,110
11/30/23	$13,495	$25,889	$13,830
12/31/23	$15,518	$27,066	$15,913
01/31/24	$15,102	$27,520	$15,490
02/29/24	$14,983	$28,990	$15,373
03/31/24	$15,989	$29,923	$16,418
04/30/24	$15,051	$28,700	$15,459
05/31/24	$15,697	$30,124	$16,127
06/30/24	$15,857	$31,204	$16,298
07/31/24	$18,434	$31,584	$18,952
08/31/24	$18,420	$32,350	$18,944
09/30/24	$18,188	$33,041	$18,707
10/31/24	$18,801	$32,742	$19,344
11/30/24	$21,247	$34,664	$21,869
12/31/24	$19,199	$33,837	$19,763
01/31/25	$20,379	$34,780	$20,985
02/28/25	$19,832	$34,326	$20,426
03/31/25	$18,453	$32,392	$19,012
04/30/25	$17,652	$32,172	$18,187
05/31/25	$18,547	$34,197	$19,112
06/30/25	$19,560	$35,936	$20,166

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
KBE	23.35%	15.26%	6.94%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Banks Select Industry Index	23.73%	15.63%	7.27%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,491,301,051
  Number of Portfolio Holdings100
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$6,982,285

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Banks	83.5%
Financial Services	14.0%
Capital Markets	2.2%

Top Ten Holdings

Holdings	%
Northern Trust Corp.	1.2%
Corebridge Financial, Inc.	1.1%
Citigroup, Inc.	1.1%
JPMorgan Chase & Co.	1.1%
Citizens Financial Group, Inc.	1.1%
East West Bancorp, Inc.	1.1%
KeyCorp	1.1%
Wells Fargo & Co.	1.1%
Truist Financial Corp.	1.1%
First Horizon Corp.	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR KBE

SPDR S&P Biotech ETF

XBI

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Biotech ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Biotech ETF	$33	0.35%

How did the Fund perform last year and what affected its performance?

During the reporting period, Biotech stocks experienced negative returns. Current market conditions, such as high interest rates, have made it difficult for Biotech companies to raise capital. Also, the industry performance is closely tied to drug treatment trials, which were not overly successful during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XBI	S&P 500 Index	S&P Biotechnology Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,114	$10,210	$10,112
08/31/15	$8,814	$9,594	$8,810
09/30/15	$7,406	$9,356	$7,398
10/31/15	$7,951	$10,145	$7,938
11/30/15	$8,601	$10,176	$8,583
12/31/15	$8,369	$10,015	$8,352
01/31/16	$6,021	$9,518	$6,001
02/29/16	$5,721	$9,505	$5,699
03/31/16	$6,175	$10,150	$6,150
04/30/16	$6,437	$10,189	$6,410
05/31/16	$6,932	$10,372	$6,904
06/30/16	$6,470	$10,399	$6,443
07/31/16	$7,419	$10,783	$7,389
08/31/16	$7,184	$10,798	$7,152
09/30/16	$7,921	$10,800	$7,888
10/31/16	$6,696	$10,603	$6,667
11/30/16	$7,488	$10,996	$7,457
12/31/16	$7,078	$11,213	$7,048
01/31/17	$7,759	$11,426	$7,729
02/28/17	$8,402	$11,879	$8,370
03/31/17	$8,301	$11,893	$8,271
04/30/17	$8,546	$12,015	$8,517
05/31/17	$8,104	$12,184	$8,077
06/30/17	$9,240	$12,260	$9,214
07/31/17	$9,356	$12,512	$9,328
08/31/17	$10,054	$12,551	$10,017
09/30/17	$10,365	$12,810	$10,329
10/31/17	$10,022	$13,109	$9,986
11/30/17	$9,981	$13,511	$9,946
12/31/17	$10,169	$13,661	$10,139
01/31/18	$11,188	$14,443	$11,156
02/28/18	$10,823	$13,911	$10,791
03/31/18	$10,529	$13,557	$10,496
04/30/18	$10,423	$13,609	$10,387
05/31/18	$11,476	$13,937	$11,436
06/30/18	$11,429	$14,023	$11,389
07/31/18	$11,420	$14,544	$11,379
08/31/18	$12,032	$15,018	$11,986
09/30/18	$11,521	$15,104	$11,474
10/31/18	$9,516	$14,072	$9,478
11/30/18	$9,797	$14,358	$9,757
12/31/18	$8,653	$13,062	$8,619
01/31/19	$10,050	$14,109	$10,014
02/28/19	$10,705	$14,562	$10,663
03/31/19	$10,879	$14,845	$10,839
04/30/19	$10,229	$15,446	$10,193
05/31/19	$9,531	$14,464	$9,499
06/30/19	$10,549	$15,483	$10,515
07/31/19	$10,292	$15,706	$10,260
08/31/19	$9,656	$15,457	$9,625
09/30/19	$9,160	$15,746	$9,133
10/31/19	$9,799	$16,087	$9,765
11/30/19	$11,238	$16,671	$11,203
12/31/19	$11,439	$17,175	$11,406
01/31/20	$10,702	$17,168	$10,669
02/29/20	$10,725	$15,755	$10,695
03/31/20	$9,320	$13,809	$9,293
04/30/20	$11,225	$15,579	$11,195
05/31/20	$12,454	$16,321	$12,423
06/30/20	$13,460	$16,645	$13,429
07/31/20	$13,114	$17,584	$13,078
08/31/20	$13,430	$18,848	$13,391
09/30/20	$13,395	$18,132	$13,354
10/31/20	$13,533	$17,650	$13,484
11/30/20	$16,004	$19,582	$15,946
12/31/20	$16,952	$20,334	$16,892
01/31/21	$18,400	$20,129	$18,332
02/28/21	$17,805	$20,684	$17,739
03/31/21	$16,338	$21,590	$16,282
04/30/21	$16,461	$22,742	$16,408
05/31/21	$15,402	$22,901	$15,354
06/30/21	$16,322	$23,436	$16,274
07/31/21	$14,868	$23,993	$14,826
08/31/21	$16,012	$24,722	$15,970
09/30/21	$15,140	$23,572	$15,103
10/31/21	$15,022	$25,224	$14,988
11/30/21	$14,000	$25,049	$13,972
12/31/21	$13,472	$26,172	$13,450
01/31/22	$11,279	$24,817	$11,261
02/28/22	$10,829	$24,074	$10,814
03/31/22	$10,831	$24,968	$10,821
04/30/22	$8,884	$22,791	$8,877
05/31/22	$8,283	$22,833	$8,278
06/30/22	$8,940	$20,948	$8,928
07/31/22	$9,764	$22,879	$9,754
08/31/22	$10,084	$21,946	$10,074
09/30/22	$9,557	$19,925	$9,551
10/31/22	$9,891	$21,538	$9,888
11/30/22	$10,085	$22,742	$10,084
12/31/22	$10,002	$21,432	$10,003
01/31/23	$10,722	$22,778	$10,677
02/28/23	$9,984	$22,223	$9,933
03/31/23	$9,180	$23,038	$9,133
04/30/23	$9,664	$23,398	$9,629
05/31/23	$10,133	$23,500	$10,112
06/30/23	$10,026	$25,053	$10,011
07/31/23	$10,150	$25,857	$10,138
08/31/23	$9,535	$25,446	$9,545
09/30/23	$8,800	$24,232	$8,823
10/31/23	$7,977	$23,723	$7,993
11/30/23	$9,091	$25,889	$9,116
12/31/23	$10,752	$27,066	$10,780
01/31/24	$10,542	$27,520	$10,565
02/29/24	$11,855	$28,990	$11,879
03/31/24	$11,448	$29,923	$11,477
04/30/24	$10,180	$28,700	$10,210
05/31/24	$10,720	$30,124	$10,748
06/30/24	$11,182	$31,204	$11,206
07/31/24	$11,944	$31,584	$11,971
08/31/24	$12,222	$32,350	$12,254
09/30/24	$11,926	$33,041	$11,962
10/31/24	$11,701	$32,742	$11,738
11/30/24	$12,011	$34,664	$12,054
12/31/24	$10,870	$33,837	$10,907
01/31/25	$11,179	$34,780	$11,219
02/28/25	$10,704	$34,326	$10,744
03/31/25	$9,784	$32,392	$9,821
04/30/25	$10,014	$32,172	$10,056
05/31/25	$9,553	$34,197	$9,594
06/30/25	$10,000	$35,936	$10,045

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XBI	(10.57%)	(5.77%)	0.00%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Biotechnology Select Industry Index	(10.36%)	(5.64%)	0.04%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$4,822,162,218
  Number of Portfolio Holdings130
  Portfolio Turnover Rate43%
  Total Advisory Fees Paid$22,351,057

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Biotechnology	99.9%

Top Ten Holdings

Holdings	%
Alnylam Pharmaceuticals, Inc.	2.7%
Exelixis, Inc.	2.6%
United Therapeutics Corp.	2.5%
Insmed, Inc.	2.5%
Gilead Sciences, Inc.	2.5%
Natera, Inc.	2.5%
Regeneron Pharmaceuticals, Inc.	2.5%
Neurocrine Biosciences, Inc.	2.5%
Moderna, Inc.	2.4%
Incyte Corp.	2.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XBI

SPDR S&P Dividend ETF

SDY

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Dividend ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Dividend ETF	$37	0.35%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserves and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend but also on those who might be left behind by it. Dividend stocks lagged the broader U.S. market primarily due to the large weight of these technology names and their strong performance but still managed near double-digit positive returns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SDY	S&P 500 Index	S&P High Yield Dividend Aristocrats Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,173	$10,210	$10,177
08/31/15	$9,664	$9,594	$9,669
09/30/15	$9,534	$9,356	$9,539
10/31/15	$10,270	$10,145	$10,279
11/30/15	$10,294	$10,176	$10,306
12/31/15	$10,128	$10,015	$10,158
01/31/16	$9,940	$9,518	$9,974
02/29/16	$10,249	$9,505	$10,289
03/31/16	$11,068	$10,150	$11,118
04/30/16	$11,173	$10,189	$11,227
05/31/16	$11,333	$10,372	$11,392
06/30/16	$11,694	$10,399	$11,757
07/31/16	$12,028	$10,783	$12,098
08/31/16	$11,937	$10,798	$12,009
09/30/16	$11,826	$10,800	$11,901
10/31/16	$11,410	$10,603	$11,484
11/30/16	$11,940	$10,996	$12,022
12/31/16	$12,169	$11,213	$12,259
01/31/17	$12,268	$11,426	$12,363
02/28/17	$12,637	$11,879	$12,740
03/31/17	$12,619	$11,893	$12,724
04/30/17	$12,692	$12,015	$12,801
05/31/17	$12,700	$12,184	$12,814
06/30/17	$12,800	$12,260	$12,918
07/31/17	$12,945	$12,512	$13,068
08/31/17	$12,828	$12,551	$12,954
09/30/17	$13,220	$12,810	$13,356
10/31/17	$13,393	$13,109	$13,535
11/30/17	$13,946	$13,511	$14,100
12/31/17	$14,096	$13,661	$14,262
01/31/18	$14,380	$14,443	$14,555
02/28/18	$13,681	$13,911	$13,848
03/31/18	$13,696	$13,557	$13,867
04/30/18	$13,652	$13,609	$13,826
05/31/18	$13,821	$13,937	$14,003
06/30/18	$14,009	$14,023	$14,197
07/31/18	$14,571	$14,544	$14,773
08/31/18	$14,858	$15,018	$15,070
09/30/18	$14,897	$15,104	$15,113
10/31/18	$14,189	$14,072	$14,397
11/30/18	$14,896	$14,358	$15,122
12/31/18	$13,713	$13,062	$13,917
01/31/19	$14,579	$14,109	$14,802
02/28/19	$15,202	$14,562	$15,442
03/31/19	$15,322	$14,845	$15,568
04/30/19	$15,647	$15,446	$15,903
05/31/19	$14,769	$14,464	$15,012
06/30/19	$15,656	$15,483	$15,921
07/31/19	$15,792	$15,706	$16,064
08/31/19	$15,417	$15,457	$15,686
09/30/19	$16,014	$15,746	$16,299
10/31/19	$16,282	$16,087	$16,578
11/30/19	$16,581	$16,671	$16,888
12/31/19	$16,920	$17,175	$17,241
01/31/20	$16,444	$17,168	$16,759
02/29/20	$14,952	$15,755	$15,239
03/31/20	$12,681	$13,809	$12,920
04/30/20	$13,955	$15,579	$14,226
05/31/20	$14,422	$16,321	$14,706
06/30/20	$14,588	$16,645	$14,874
07/31/20	$14,949	$17,584	$15,249
08/31/20	$15,417	$18,848	$15,733
09/30/20	$14,887	$18,132	$15,189
10/31/20	$14,889	$17,650	$15,194
11/30/20	$16,722	$19,582	$17,075
12/31/20	$17,226	$20,334	$17,596
01/31/21	$17,141	$20,129	$17,513
02/28/21	$18,017	$20,684	$18,417
03/31/21	$19,310	$21,590	$19,747
04/30/21	$20,094	$22,742	$20,557
05/31/21	$20,528	$22,901	$21,009
06/30/21	$20,157	$23,436	$20,633
07/31/21	$20,289	$23,993	$20,775
08/31/21	$20,556	$24,722	$21,056
09/30/21	$19,508	$23,572	$19,981
10/31/21	$20,477	$25,224	$20,984
11/30/21	$20,022	$25,049	$20,520
12/31/21	$21,595	$26,172	$22,144
01/31/22	$21,111	$24,817	$21,654
02/28/22	$20,905	$24,074	$21,446
03/31/22	$21,546	$24,968	$22,110
04/30/22	$20,871	$22,791	$21,426
05/31/22	$21,376	$22,833	$21,952
06/30/22	$20,100	$20,948	$20,651
07/31/22	$21,436	$22,879	$22,031
08/31/22	$20,943	$21,946	$21,529
09/30/22	$18,998	$19,925	$19,529
10/31/22	$20,960	$21,538	$21,554
11/30/22	$22,382	$22,742	$23,026
12/31/22	$21,483	$21,432	$22,105
01/31/23	$22,215	$22,778	$22,865
02/28/23	$21,616	$22,223	$22,253
03/31/23	$21,367	$23,038	$21,998
04/30/23	$21,588	$23,398	$22,232
05/31/23	$20,268	$23,500	$20,869
06/30/23	$21,318	$25,053	$21,960
07/31/23	$22,052	$25,857	$22,727
08/31/23	$21,272	$25,446	$21,920
09/30/23	$20,132	$24,232	$20,749
10/31/23	$19,603	$23,723	$20,206
11/30/23	$20,943	$25,889	$21,594
12/31/23	$22,037	$27,066	$22,730
01/31/24	$21,793	$27,520	$22,483
02/29/24	$22,199	$28,990	$22,907
03/31/24	$23,331	$29,923	$24,086
04/30/24	$22,580	$28,700	$23,319
05/31/24	$23,104	$30,124	$23,865
06/30/24	$22,707	$31,204	$23,456
07/31/24	$24,090	$31,584	$24,897
08/31/24	$25,001	$32,350	$25,850
09/30/24	$25,522	$33,041	$26,398
10/31/24	$24,815	$32,742	$25,673
11/30/24	$25,841	$34,664	$26,742
12/31/24	$23,896	$33,837	$24,731
01/31/25	$24,341	$34,780	$25,200
02/28/25	$25,033	$34,326	$25,926
03/31/25	$24,706	$32,392	$25,599
04/30/25	$23,888	$32,172	$24,758
05/31/25	$24,529	$34,197	$25,430
06/30/25	$24,896	$35,936	$25,817

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SDY	9.64%	11.28%	9.55%
S&P 500 Index	15.16%	16.64%	13.65%
S&P High Yield Dividend Aristocrats Index	10.06%	11.66%	9.95%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$19,936,669,592
  Number of Portfolio Holdings152
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$71,519,659

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Electric Utilities	8.2%
Machinery	6.7%
Semiconductors & Semiconductor Equipment	6.1%
Chemicals	5.2%
Insurance	4.8%
Household Products	4.4%
Aerospace & Defense	3.9%
Consumer Staples Distribution & Retail	3.8%
Food Products	3.8%
Oil, Gas & Consumable Fuels	3.2%

Top Ten Holdings

Holdings	%
Microchip Technology, Inc.	2.4%
Verizon Communications, Inc.	2.4%
Realty Income Corp.	2.2%
Target Corp.	1.8%
Chevron Corp.	1.7%
Texas Instruments, Inc.	1.6%
Archer-Daniels-Midland Co.	1.4%
Eversource Energy	1.4%
Kimberly-Clark Corp.	1.4%
PepsiCo, Inc.	1.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SDY

SPDR S&P Kensho Clean Power ETF

CNRG

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Kensho Clean Power ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Clean Power ETF	$45	0.45%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariffs introduced in 2025 by the newly-elected Trump administration. Concerns that the Trump administration might reduce or eliminate clean energy subsidies in the US weighed on clean energy stocks. By the end of the reporting period, the broader market had pushed through the inflation and tariff volatility, but clean energy stocks lagged.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	CNRG	S&P 500 Index	S&P Kensho Clean Power Index
10/22/18	$10,000	$10,000	$10,000
10/31/18	$9,741	$9,842	$9,742
11/30/18	$10,457	$10,042	$10,464
12/31/18	$9,646	$9,135	$9,656
01/31/19	$11,090	$9,868	$11,109
02/28/19	$11,580	$10,184	$11,606
03/31/19	$11,337	$10,382	$11,366
04/30/19	$11,811	$10,803	$11,847
05/31/19	$11,671	$10,116	$11,718
06/30/19	$12,861	$10,829	$12,921
07/31/19	$13,194	$10,985	$13,259
08/31/19	$13,243	$10,811	$13,311
09/30/19	$13,235	$11,013	$13,310
10/31/19	$13,177	$11,252	$13,254
11/30/19	$13,549	$11,660	$13,629
12/31/19	$15,629	$12,012	$15,734
01/31/20	$15,745	$12,007	$15,826
02/29/20	$16,177	$11,019	$16,227
03/31/20	$12,654	$9,658	$12,684
04/30/20	$14,693	$10,896	$14,721
05/31/20	$15,774	$11,415	$15,807
06/30/20	$17,027	$11,642	$17,066
07/31/20	$19,664	$12,298	$19,711
08/31/20	$23,437	$13,182	$23,506
09/30/20	$25,092	$12,681	$25,173
10/31/20	$25,580	$12,344	$25,679
11/30/20	$32,790	$13,695	$32,936
12/31/20	$37,372	$14,222	$37,569
01/31/21	$45,132	$14,078	$45,392
02/28/21	$40,804	$14,467	$41,041
03/31/21	$39,367	$15,100	$39,606
04/30/21	$36,255	$15,906	$36,390
05/31/21	$34,918	$16,017	$35,071
06/30/21	$36,696	$16,391	$36,878
07/31/21	$34,331	$16,780	$34,501
08/31/21	$34,147	$17,291	$34,327
09/30/21	$32,645	$16,486	$32,821
10/31/21	$38,020	$17,642	$38,245
11/30/21	$35,045	$17,519	$35,253
12/31/21	$31,552	$18,304	$31,747
01/31/22	$27,967	$17,357	$28,147
02/28/22	$29,365	$16,838	$29,567
03/31/22	$31,404	$17,463	$31,641
04/30/22	$26,813	$15,940	$27,019
05/31/22	$28,996	$15,969	$29,236
06/30/22	$27,511	$14,651	$27,745
07/31/22	$32,446	$16,002	$32,738
08/31/22	$33,907	$15,349	$34,224
09/30/22	$29,936	$13,936	$30,219
10/31/22	$30,058	$15,064	$30,347
11/30/22	$32,901	$15,906	$33,230
12/31/22	$29,013	$14,989	$29,302
01/31/23	$32,509	$15,931	$32,855
02/28/23	$30,374	$15,543	$30,704
03/31/23	$30,725	$16,113	$31,069
04/30/23	$29,050	$16,365	$29,384
05/31/23	$28,413	$16,436	$28,751
06/30/23	$30,084	$17,522	$30,458
07/31/23	$29,975	$18,085	$30,354
08/31/23	$26,920	$17,797	$27,265
09/30/23	$24,062	$16,948	$24,369
10/31/23	$21,388	$16,592	$21,664
11/30/23	$23,062	$18,107	$23,369
12/31/23	$25,700	$18,930	$26,065
01/31/24	$22,161	$19,248	$22,476
02/29/24	$22,568	$20,276	$22,891
03/31/24	$23,222	$20,928	$23,563
04/30/24	$21,084	$20,073	$21,390
05/31/24	$24,346	$21,068	$24,715
06/30/24	$21,754	$21,824	$22,074
07/31/24	$22,932	$22,090	$23,275
08/31/24	$22,331	$22,626	$22,667
09/30/24	$23,830	$23,109	$24,199
10/31/24	$22,436	$22,900	$22,789
11/30/24	$23,469	$24,244	$23,846
12/31/24	$21,954	$23,666	$22,312
01/31/25	$22,143	$24,325	$22,505
02/28/25	$20,003	$24,008	$20,322
03/31/25	$18,295	$22,655	$18,577
04/30/25	$17,940	$22,501	$18,212
05/31/25	$20,196	$23,918	$20,510
06/30/25	$21,658	$25,134	$21,999

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/22/18
CNRG	(0.44%)	4.93%	12.25%
S&P 500 Index	15.16%	16.64%	14.78%
S&P Kensho Clean Power Index	(0.34%)	5.21%	12.51%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$122,142,424
  Number of Portfolio Holdings44
  Portfolio Turnover Rate42%
  Total Advisory Fees Paid$676,417

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Electrical Equipment	31.7%
Semiconductors & Semiconductor Equipment	19.7%
Electric Utilities	14.7%
Independent Power Producers & Energy Traders	10.0%
Construction & Engineering	7.1%
Machinery	3.0%
Multi-Utilities	2.9%
Electronic Equipment, Instruments & Components	2.2%
Energy Equipment & Services	2.2%
Diversified Consumer Services	2.2%

Top Ten Holdings

Holdings	%
Eos Energy Enterprises, Inc.	3.7%
Constellation Energy Corp.	3.2%
Generac Holdings, Inc.	3.2%
JinkoSolar Holding Co. Ltd.ADR	3.2%
GE Vernova, Inc.	3.2%
Bloom Energy Corp., Class A	3.1%
Ormat Technologies, Inc.	3.1%
Daqo New Energy Corp.ADR	3.0%
TransAlta Corp.	3.0%
Canadian Solar, Inc.	2.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR CNRG

SPDR S&P Kensho Final Frontiers ETF

ROKT

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Kensho Final Frontiers ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Final Frontiers ETF	$55	0.45%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (AI). By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.  The Final Frontiers enjoyed a very strong year, as the growth in AI and robotics had investors focused on emerging space technologies, such as satellite man manufacturing, satellite communications, and space-based imagery.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ROKT	S&P 500 Index	S&P Kensho Final Frontiers Index
10/22/18	$10,000	$10,000	$10,000
10/31/18	$9,506	$9,842	$9,505
11/30/18	$9,517	$10,042	$9,521
12/31/18	$8,637	$9,135	$8,640
01/31/19	$9,607	$9,868	$9,616
02/28/19	$10,331	$10,184	$10,345
03/31/19	$10,048	$10,382	$10,065
04/30/19	$10,673	$10,803	$10,696
05/31/19	$10,304	$10,116	$10,329
06/30/19	$11,252	$10,829	$11,287
07/31/19	$11,479	$10,985	$11,518
08/31/19	$11,872	$10,811	$11,919
09/30/19	$11,914	$11,013	$11,965
10/31/19	$11,597	$11,252	$11,651
11/30/19	$11,956	$11,660	$12,017
12/31/19	$12,062	$12,012	$12,129
01/31/20	$12,426	$12,007	$12,500
02/29/20	$11,299	$11,019	$11,366
03/31/20	$8,849	$9,658	$8,899
04/30/20	$9,781	$10,896	$9,845
05/31/20	$10,403	$11,415	$10,476
06/30/20	$10,202	$11,642	$10,277
07/31/20	$10,319	$12,298	$10,396
08/31/20	$10,852	$13,182	$10,937
09/30/20	$10,580	$12,681	$10,664
10/31/20	$10,273	$12,344	$10,358
11/30/20	$12,357	$13,695	$12,465
12/31/20	$13,071	$14,222	$13,191
01/31/21	$12,753	$14,078	$12,873
02/28/21	$13,240	$14,467	$13,370
03/31/21	$13,762	$15,100	$13,903
04/30/21	$14,034	$15,906	$14,183
05/31/21	$14,226	$16,017	$14,383
06/30/21	$14,541	$16,391	$14,709
07/31/21	$14,196	$16,780	$14,365
08/31/21	$14,053	$17,291	$14,226
09/30/21	$13,612	$16,486	$13,783
10/31/21	$13,836	$17,642	$14,016
11/30/21	$13,137	$17,519	$13,311
12/31/21	$13,688	$18,304	$13,878
01/31/22	$12,886	$17,357	$13,069
02/28/22	$13,674	$16,838	$13,874
03/31/22	$14,156	$17,463	$14,370
04/30/22	$13,049	$15,940	$13,248
05/31/22	$13,127	$15,969	$13,334
06/30/22	$12,154	$14,651	$12,347
07/31/22	$13,339	$16,002	$13,557
08/31/22	$12,822	$15,349	$13,033
09/30/22	$11,451	$13,936	$11,640
10/31/22	$13,162	$15,064	$13,386
11/30/22	$13,652	$15,906	$13,890
12/31/22	$13,572	$14,989	$13,813
01/31/23	$14,563	$15,931	$14,829
02/28/23	$14,455	$15,543	$14,723
03/31/23	$14,119	$16,113	$14,384
04/30/23	$13,930	$16,365	$14,196
05/31/23	$13,859	$16,436	$14,128
06/30/23	$15,123	$17,522	$15,424
07/31/23	$15,219	$18,085	$15,526
08/31/23	$14,650	$17,797	$14,951
09/30/23	$13,652	$16,948	$13,934
10/31/23	$13,415	$16,592	$13,697
11/30/23	$14,487	$18,107	$14,799
12/31/23	$15,535	$18,930	$15,880
01/31/24	$14,675	$19,248	$15,005
02/29/24	$15,256	$20,276	$15,606
03/31/24	$15,595	$20,928	$15,960
04/30/24	$15,134	$20,073	$15,494
05/31/24	$15,815	$21,068	$16,198
06/30/24	$15,566	$21,824	$15,949
07/31/24	$17,035	$22,090	$17,462
08/31/24	$17,184	$22,626	$17,623
09/30/24	$17,669	$23,109	$18,128
10/31/24	$17,528	$22,900	$17,991
11/30/24	$20,955	$24,244	$21,519
12/31/24	$19,863	$23,666	$20,407
01/31/25	$20,639	$24,325	$21,211
02/28/25	$19,452	$24,008	$19,997
03/31/25	$18,668	$22,655	$19,198
04/30/25	$18,576	$22,501	$19,110
05/31/25	$20,493	$23,918	$21,091
06/30/25	$22,576	$25,134	$23,248

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/22/18
ROKT	45.03%	17.22%	12.95%
S&P 500 Index	15.16%	16.64%	14.78%
S&P Kensho Final Frontiers Index	45.77%	17.73%	13.44%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$22,538,972
  Number of Portfolio Holdings35
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$84,062

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Aerospace & Defense	52.1%
Electronic Equipment, Instruments & Components	11.3%
Professional Services	10.8%
Energy Equipment & Services	6.2%
Machinery	6.2%
Diversified Telecommunication Services	3.9%
Industrial Conglomerates	3.8%
Communications Equipment	3.1%
Semiconductors & Semiconductor Equipment	2.4%

Top Ten Holdings

Holdings	%
Rocket Lab Corp.	4.8%
HEICO Corp.	4.0%
Iridium Communications, Inc.	3.9%
Planet Labs PBC	3.9%
Honeywell International, Inc.	3.8%
RTX Corp.	3.8%
ESCO Technologies, Inc.	3.8%
Teledyne Technologies, Inc.	3.8%
Northrop Grumman Corp.	3.8%
L3Harris Technologies, Inc.	3.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR ROKT

SPDR S&P Kensho Future Security ETF

FITE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Kensho Future Security ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Future Security ETF	$53	0.45%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (AI).  Alongside, the growing need and demand for increased cybersecurity and robotics continues to help future security companies' strong positive performance.  By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. Future Security Index followed suit over the same period with impressive return of 34.8%.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	FITE	S&P 500 Index	S&P Kensho Future Security Index
12/26/17	$10,000	$10,000	$10,000
12/31/17	$9,955	$9,978	$9,956
01/31/18	$10,291	$10,549	$10,296
02/28/18	$10,468	$10,160	$10,477
03/31/18	$10,452	$9,902	$10,465
04/30/18	$10,480	$9,940	$10,496
05/31/18	$10,961	$10,179	$10,987
06/30/18	$10,956	$10,242	$10,987
07/31/18	$11,294	$10,623	$11,330
08/31/18	$11,879	$10,969	$11,923
09/30/18	$12,041	$11,032	$12,089
10/31/18	$10,667	$10,278	$10,713
11/30/18	$10,840	$10,487	$10,890
12/31/18	$9,970	$9,540	$9,989
01/31/19	$11,098	$10,305	$11,116
02/28/19	$12,052	$10,635	$12,074
03/31/19	$11,926	$10,842	$11,952
04/30/19	$12,627	$11,281	$12,658
05/31/19	$11,956	$10,564	$11,987
06/30/19	$12,749	$11,309	$12,786
07/31/19	$13,010	$11,471	$13,051
08/31/19	$12,588	$11,290	$12,631
09/30/19	$12,663	$11,501	$12,709
10/31/19	$12,949	$11,750	$12,999
11/30/19	$13,343	$12,176	$13,396
12/31/19	$13,315	$12,544	$13,373
01/31/20	$13,683	$12,539	$13,745
02/29/20	$12,279	$11,507	$12,338
03/31/20	$10,555	$10,086	$10,626
04/30/20	$11,692	$11,378	$11,776
05/31/20	$12,738	$11,920	$12,832
06/30/20	$12,601	$12,157	$12,697
07/31/20	$13,069	$12,843	$13,173
08/31/20	$13,289	$13,766	$13,396
09/30/20	$12,744	$13,243	$12,849
10/31/20	$12,294	$12,891	$12,399
11/30/20	$14,086	$14,302	$14,209
12/31/20	$15,953	$14,852	$16,101
01/31/21	$16,165	$14,702	$16,318
02/28/21	$16,329	$15,107	$16,484
03/31/21	$16,669	$15,769	$16,829
04/30/21	$17,339	$16,610	$17,510
05/31/21	$17,683	$16,726	$17,861
06/30/21	$17,956	$17,117	$18,143
07/31/21	$18,086	$17,524	$18,280
08/31/21	$18,483	$18,056	$18,687
09/30/21	$17,496	$17,217	$17,691
10/31/21	$18,677	$18,423	$18,890
11/30/21	$17,695	$18,295	$17,900
12/31/21	$18,260	$19,115	$18,481
01/31/22	$16,673	$18,126	$16,879
02/28/22	$17,665	$17,583	$17,886
03/31/22	$18,332	$18,236	$18,566
04/30/22	$16,551	$16,646	$16,767
05/31/22	$16,345	$16,676	$16,561
06/30/22	$15,324	$15,300	$15,528
07/31/22	$16,193	$16,711	$16,414
08/31/22	$16,075	$16,029	$16,295
09/30/22	$14,493	$14,553	$14,693
10/31/22	$16,050	$15,731	$16,278
11/30/22	$15,550	$16,610	$15,771
12/31/22	$15,001	$15,653	$15,218
01/31/23	$15,905	$16,637	$16,140
02/28/23	$15,926	$16,231	$16,164
03/31/23	$16,179	$16,827	$16,425
04/30/23	$15,421	$17,089	$15,659
05/31/23	$16,458	$17,164	$16,716
06/30/23	$17,034	$18,298	$17,305
07/31/23	$17,304	$18,886	$17,582
08/31/23	$17,265	$18,585	$17,544
09/30/23	$16,348	$17,699	$16,614
10/31/23	$15,973	$17,327	$16,237
11/30/23	$17,831	$18,909	$18,015
12/31/23	$19,247	$19,768	$19,451
01/31/24	$19,086	$20,100	$19,287
02/29/24	$19,924	$21,173	$20,137
03/31/24	$20,008	$21,855	$20,226
04/30/24	$18,941	$20,962	$19,152
05/31/24	$19,250	$22,001	$19,469
06/30/24	$19,771	$22,791	$20,000
07/31/24	$20,910	$23,068	$21,156
08/31/24	$21,266	$23,628	$21,520
09/30/24	$21,594	$24,133	$21,856
10/31/24	$21,444	$23,914	$21,710
11/30/24	$24,175	$25,317	$24,481
12/31/24	$23,439	$24,714	$23,739
01/31/25	$24,606	$25,402	$24,923
02/28/25	$23,029	$25,071	$23,327
03/31/25	$21,966	$23,658	$22,251
04/30/25	$22,399	$23,498	$22,691
05/31/25	$24,188	$24,977	$24,507
06/30/25	$26,599	$26,247	$26,960

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/26/17
FITE	34.54%	16.12%	13.91%
S&P 500 Index	15.16%	16.64%	13.71%
S&P Kensho Future Security Index	34.80%	16.25%	14.12%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$73,698,213
  Number of Portfolio Holdings76
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$332,112

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	28.9%
Aerospace & Defense	27.9%
Electronic Equipment, Instruments & Components	12.8%
Communications Equipment	7.9%
Professional Services	6.7%
IT Services	4.4%
Machinery	2.5%
Semiconductors & Semiconductor Equipment	2.2%
Diversified Telecommunication Services	1.5%
Life Sciences Tools & Services	1.5%

Top Ten Holdings

Holdings	%
AeroVironment, Inc.	2.1%
Viasat, Inc.	1.9%
Rocket Lab Corp.	1.8%
Kratos Defense & Security Solutions, Inc.	1.6%
Datadog, Inc., Class A	1.6%
Planet Labs PBC	1.6%
Juniper Networks, Inc.	1.6%
BlackBerry Ltd.	1.6%
Broadcom, Inc.	1.5%
Cloudflare, Inc., Class A	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR FITE

SPDR S&P Kensho Intelligent Structures ETF

SIMS

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Kensho Intelligent Structures ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Intelligent Structures ETF	$47	0.45%

How did the Fund perform last year and what affected its performance?

The market environment during the reporting period was shaped initially by inflation dynamics and investor speculation around how the U.S. Federal Reserve and other central banks might respond to more favorable inflation data. This narrative shifted mid-period with the introduction of a new tariff regime by the U.S. administration, which added a layer of geopolitical uncertainty and market volatility. Meanwhile, the secular growth story continued to be dominated by developments in artificial intelligence (A.I.). Investor focus extended beyond companies positioned to benefit from the AI megatrend to include those potentially at risk of being disrupted by it. This bifurcation in market sentiment contributed to notable dispersion in equity performance across sectors. Despite the macroeconomic and policy headwinds, global equity markets proved resilient. U.S., developed, and emerging markets all posted gains over the 1-year period. Underscoring the strength of the AI-driven rally, the world’s largest company reached a market capitalization of nearly $4.0 trillion by the end of the quarter.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SIMS	S&P 500 Index	S&P Kensho Intelligent Infrastructure Index
12/26/17	$10,000	$10,000	$10,000
12/31/17	$10,005	$9,978	$10,005
01/31/18	$10,326	$10,549	$10,310
02/28/18	$9,897	$10,160	$9,884
03/31/18	$9,787	$9,902	$9,779
04/30/18	$9,474	$9,940	$9,471
05/31/18	$9,702	$10,179	$9,704
06/30/18	$9,693	$10,242	$9,701
07/31/18	$10,152	$10,623	$10,164
08/31/18	$10,470	$10,969	$10,486
09/30/18	$10,319	$11,032	$10,339
10/31/18	$8,954	$10,278	$8,973
11/30/18	$9,170	$10,487	$9,194
12/31/18	$8,250	$9,540	$8,272
01/31/19	$9,230	$10,305	$9,259
02/28/19	$9,746	$10,635	$9,777
03/31/19	$9,388	$10,842	$9,420
04/30/19	$10,012	$11,281	$10,050
05/31/19	$9,370	$10,564	$9,405
06/30/19	$10,179	$11,309	$10,222
07/31/19	$10,127	$11,471	$10,172
08/31/19	$9,603	$11,290	$9,646
09/30/19	$10,091	$11,501	$10,137
10/31/19	$10,333	$11,750	$10,381
11/30/19	$10,717	$12,176	$10,765
12/31/19	$11,146	$12,544	$11,192
01/31/20	$10,809	$12,539	$10,856
02/29/20	$10,079	$11,507	$10,122
03/31/20	$7,930	$10,086	$7,959
04/30/20	$9,012	$11,378	$9,050
05/31/20	$9,534	$11,920	$9,573
06/30/20	$10,221	$12,157	$10,270
07/31/20	$10,756	$12,843	$10,807
08/31/20	$11,233	$13,766	$11,288
09/30/20	$11,073	$13,243	$11,126
10/31/20	$11,080	$12,891	$11,137
11/30/20	$13,256	$14,302	$13,330
12/31/20	$14,432	$14,852	$14,517
01/31/21	$14,755	$14,702	$14,839
02/28/21	$15,164	$15,107	$15,253
03/31/21	$15,571	$15,769	$15,659
04/30/21	$15,984	$16,610	$16,065
05/31/21	$16,231	$16,726	$16,308
06/30/21	$16,477	$17,117	$16,559
07/31/21	$15,980	$17,524	$16,060
08/31/21	$16,209	$18,056	$16,291
09/30/21	$15,078	$17,217	$15,154
10/31/21	$16,339	$18,423	$16,424
11/30/21	$15,856	$18,295	$15,940
12/31/21	$15,739	$19,115	$15,824
01/31/22	$13,870	$18,126	$13,941
02/28/22	$13,699	$17,583	$13,761
03/31/22	$14,157	$18,236	$14,217
04/30/22	$12,465	$16,646	$12,502
05/31/22	$12,588	$16,676	$12,615
06/30/22	$11,201	$15,300	$11,212
07/31/22	$12,987	$16,711	$12,996
08/31/22	$12,739	$16,029	$12,736
09/30/22	$11,264	$14,553	$11,248
10/31/22	$12,246	$15,731	$12,224
11/30/22	$12,549	$16,610	$12,523
12/31/22	$11,464	$15,653	$11,431
01/31/23	$12,890	$16,637	$12,847
02/28/23	$12,368	$16,231	$12,312
03/31/23	$12,211	$16,827	$12,143
04/30/23	$11,453	$17,089	$11,377
05/31/23	$11,626	$17,164	$11,535
06/30/23	$12,742	$18,298	$12,633
07/31/23	$13,523	$18,886	$13,406
08/31/23	$12,293	$18,585	$12,181
09/30/23	$11,328	$17,699	$11,218
10/31/23	$10,157	$17,327	$10,055
11/30/23	$11,416	$18,909	$11,302
12/31/23	$12,331	$19,768	$12,209
01/31/24	$11,353	$20,100	$11,238
02/29/24	$12,191	$21,173	$12,067
03/31/24	$12,378	$21,855	$12,246
04/30/24	$11,704	$20,962	$11,576
05/31/24	$12,488	$22,001	$12,349
06/30/24	$11,928	$22,791	$11,792
07/31/24	$12,937	$23,068	$12,790
08/31/24	$12,477	$23,628	$12,331
09/30/24	$12,408	$24,133	$12,261
10/31/24	$12,425	$23,914	$12,278
11/30/24	$13,413	$25,317	$13,255
12/31/24	$12,297	$24,714	$12,148
01/31/25	$12,294	$25,402	$12,148
02/28/25	$11,864	$25,071	$11,721
03/31/25	$11,155	$23,658	$11,018
04/30/25	$10,993	$23,498	$10,857
05/31/25	$12,005	$24,977	$11,857
06/30/25	$12,791	$26,247	$12,639

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/26/17
SIMS	7.24%	4.59%	3.33%
S&P 500 Index	15.16%	16.64%	13.71%
S&P Kensho Intelligent Infrastructure Index	7.18%	4.24%	3.17%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$8,500,372
  Number of Portfolio Holdings43
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$47,107

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Electrical Equipment	16.1%
Machinery	13.6%
Electronic Equipment, Instruments & Components	11.0%
Building Products	8.4%
Commercial Services & Supplies	6.4%
Software	5.7%
Oil, Gas & Consumable Fuels	5.6%
Semiconductors & Semiconductor Equipment	5.3%
Professional Services	3.9%
Diversified Consumer Services	3.3%

Top Ten Holdings

Holdings	%
Generac Holdings, Inc.	3.5%
Silicon Laboratories, Inc.	3.4%
Itron, Inc.	3.4%
Bloom Energy Corp., Class A	3.3%
Resideo Technologies, Inc.	3.3%
Pentair PLC	3.3%
ADT, Inc.	3.2%
Veralto Corp.	3.2%
Johnson Controls International PLC	3.2%
Xylem, Inc.	3.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SIMS

SPDR S&P Kensho New Economies Composite ETF

KOMP

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Kensho New Economies Composite ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho New Economies Composite ETF	$22	0.20%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.), but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Google. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. And as an indicator of the dominance of the A.I. story, NVIDIA was the largest company in the world with a market cap of nearly $4.0 trillion.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	KOMP	S&P 500 Index	S&P Kensho New Economies Composite Index
10/22/18	$10,000	$10,000	$10,000
10/31/18	$9,653	$9,842	$9,653
11/30/18	$9,877	$10,042	$9,879
12/31/18	$8,831	$9,135	$8,831
01/31/19	$9,900	$9,868	$9,903
02/28/19	$10,546	$10,184	$10,553
03/31/19	$10,422	$10,382	$10,431
04/30/19	$10,855	$10,803	$10,867
05/31/19	$10,182	$10,116	$10,196
06/30/19	$11,071	$10,829	$11,093
07/31/19	$11,317	$10,985	$11,342
08/31/19	$11,029	$10,811	$11,055
09/30/19	$11,028	$11,013	$11,057
10/31/19	$11,225	$11,252	$11,256
11/30/19	$11,688	$11,660	$11,720
12/31/19	$12,089	$12,012	$12,124
01/31/20	$12,195	$12,007	$12,227
02/29/20	$11,468	$11,019	$11,497
03/31/20	$9,511	$9,658	$9,531
04/30/20	$10,925	$10,896	$10,945
05/31/20	$11,747	$11,415	$11,773
06/30/20	$12,521	$11,642	$12,553
07/31/20	$13,394	$12,298	$13,428
08/31/20	$14,582	$13,182	$14,621
09/30/20	$14,401	$12,681	$14,438
10/31/20	$14,552	$12,344	$14,590
11/30/20	$17,765	$13,695	$17,814
12/31/20	$19,460	$14,222	$19,524
01/31/21	$21,788	$14,078	$21,848
02/28/21	$22,700	$14,467	$22,764
03/31/21	$22,923	$15,100	$22,978
04/30/21	$22,530	$15,906	$22,574
05/31/21	$22,165	$16,017	$22,199
06/30/21	$22,698	$16,391	$22,740
07/31/21	$21,625	$16,780	$21,658
08/31/21	$22,028	$17,291	$22,057
09/30/21	$20,704	$16,486	$20,724
10/31/21	$22,041	$17,642	$22,059
11/30/21	$20,888	$17,519	$20,892
12/31/21	$20,181	$18,304	$20,185
01/31/22	$17,797	$17,357	$17,805
02/28/22	$17,646	$16,838	$17,652
03/31/22	$17,815	$17,463	$17,822
04/30/22	$15,521	$15,940	$15,520
05/31/22	$15,440	$15,969	$15,435
06/30/22	$13,969	$14,651	$13,961
07/31/22	$15,441	$16,002	$15,423
08/31/22	$15,017	$15,349	$14,993
09/30/22	$13,347	$13,936	$13,317
10/31/22	$14,390	$15,064	$14,358
11/30/22	$14,702	$15,906	$14,666
12/31/22	$13,688	$14,989	$13,649
01/31/23	$15,375	$15,931	$15,329
02/28/23	$14,831	$15,543	$14,779
03/31/23	$14,870	$16,113	$14,813
04/30/23	$14,236	$16,365	$14,177
05/31/23	$14,320	$16,436	$14,256
06/30/23	$15,563	$17,522	$15,493
07/31/23	$16,605	$18,085	$16,526
08/31/23	$15,048	$17,797	$14,970
09/30/23	$13,873	$16,948	$13,795
10/31/23	$12,944	$16,592	$12,868
11/30/23	$14,633	$18,107	$14,537
12/31/23	$16,455	$18,930	$16,351
01/31/24	$15,381	$19,248	$15,281
02/29/24	$16,345	$20,276	$16,236
03/31/24	$16,947	$20,928	$16,831
04/30/24	$15,753	$20,073	$15,630
05/31/24	$16,516	$21,068	$16,386
06/30/24	$16,294	$21,824	$16,164
07/31/24	$17,243	$22,090	$17,098
08/31/24	$17,123	$22,626	$16,977
09/30/24	$17,484	$23,109	$17,335
10/31/24	$17,420	$22,900	$17,271
11/30/24	$19,333	$24,244	$19,171
12/31/24	$18,072	$23,666	$17,921
01/31/25	$18,995	$24,325	$18,838
02/28/25	$17,966	$24,008	$17,817
03/31/25	$16,595	$22,655	$16,455
04/30/25	$16,629	$22,501	$16,487
05/31/25	$17,919	$23,918	$17,768
06/30/25	$19,451	$25,134	$19,296

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/22/18
KOMP	19.38%	9.21%	10.46%
S&P 500 Index	15.16%	16.64%	14.78%
S&P Kensho New Economies Composite Index	19.38%	8.98%	10.33%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,292,149,863
  Number of Portfolio Holdings455
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$4,146,367

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	12.2%
Aerospace & Defense	9.1%
Electronic Equipment, Instruments & Components	8.3%
Semiconductors & Semiconductor Equipment	6.7%
Interactive Media & Services	6.0%
Health Care Equipment & Supplies	4.8%
Machinery	4.5%
Electrical Equipment	3.1%
Automobiles	3.1%
Professional Services	2.5%

Top Ten Holdings

Holdings	%
Elbit Systems Ltd.	1.0%
PTC, Inc.	0.9%
Parsons Corp.	0.9%
Teledyne Technologies, Inc.	0.9%
Ambarella, Inc.	0.8%
Avis Budget Group, Inc.	0.8%
Meta Platforms, Inc., Class A	0.8%
Leidos Holdings, Inc.	0.8%
EHang Holdings Ltd.	0.7%
Coinbase Global, Inc., Class A	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR KOMP

SPDR S&P Kensho Smart Mobility ETF

HAIL

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Kensho Smart Mobility ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Smart Mobility ETF	$48	0.45%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariffs introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.). By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	HAIL	S&P 500 Index	S&P Kensho Smart Transportation Index
12/26/17	$10,000	$10,000	$10,000
12/31/17	$9,943	$9,978	$9,944
01/31/18	$10,664	$10,549	$10,669
02/28/18	$10,187	$10,160	$10,196
03/31/18	$9,871	$9,902	$9,882
04/30/18	$9,836	$9,940	$9,851
05/31/18	$10,061	$10,179	$10,080
06/30/18	$9,942	$10,242	$9,962
07/31/18	$10,135	$10,623	$10,159
08/31/18	$10,282	$10,969	$10,312
09/30/18	$10,161	$11,032	$10,193
10/31/18	$9,117	$10,278	$9,148
11/30/18	$9,119	$10,487	$9,153
12/31/18	$8,000	$9,540	$8,034
01/31/19	$9,258	$10,305	$9,300
02/28/19	$9,724	$10,635	$9,770
03/31/19	$9,360	$10,842	$9,406
04/30/19	$9,922	$11,281	$9,972
05/31/19	$8,633	$10,564	$8,673
06/30/19	$9,623	$11,309	$9,669
07/31/19	$9,638	$11,471	$9,687
08/31/19	$8,736	$11,290	$8,781
09/30/19	$9,079	$11,501	$9,128
10/31/19	$9,400	$11,750	$9,449
11/30/19	$9,998	$12,176	$10,043
12/31/19	$10,427	$12,544	$10,460
01/31/20	$10,357	$12,539	$10,377
02/29/20	$9,760	$11,507	$9,767
03/31/20	$7,261	$10,086	$7,259
04/30/20	$8,705	$11,378	$8,698
05/31/20	$9,326	$11,920	$9,310
06/30/20	$11,016	$12,157	$10,997
07/31/20	$11,435	$12,843	$11,413
08/31/20	$13,216	$13,766	$13,195
09/30/20	$13,076	$13,243	$13,049
10/31/20	$13,486	$12,891	$13,462
11/30/20	$17,744	$14,302	$17,714
12/31/20	$19,153	$14,852	$19,126
01/31/21	$21,557	$14,702	$21,505
02/28/21	$21,573	$15,107	$21,510
03/31/21	$21,392	$15,769	$21,301
04/30/21	$21,228	$16,610	$21,125
05/31/21	$21,657	$16,726	$21,537
06/30/21	$21,830	$17,117	$21,712
07/31/21	$20,459	$17,524	$20,330
08/31/21	$19,906	$18,056	$19,768
09/30/21	$19,308	$17,217	$19,174
10/31/21	$20,747	$18,423	$20,606
11/30/21	$20,763	$18,295	$20,621
12/31/21	$19,557	$19,115	$19,424
01/31/22	$16,919	$18,126	$16,805
02/28/22	$16,745	$17,583	$16,629
03/31/22	$16,609	$18,236	$16,490
04/30/22	$14,274	$16,646	$14,162
05/31/22	$14,267	$16,676	$14,145
06/30/22	$12,246	$15,300	$12,130
07/31/22	$14,056	$16,711	$13,853
08/31/22	$13,353	$16,029	$13,155
09/30/22	$11,303	$14,553	$11,128
10/31/22	$11,965	$15,731	$11,777
11/30/22	$12,313	$16,610	$12,110
12/31/22	$10,638	$15,653	$10,444
01/31/23	$12,844	$16,637	$12,608
02/28/23	$12,317	$16,231	$12,076
03/31/23	$11,514	$16,827	$11,277
04/30/23	$10,411	$17,089	$10,187
05/31/23	$10,675	$17,164	$10,427
06/30/23	$12,159	$18,298	$11,865
07/31/23	$14,083	$18,886	$13,705
08/31/23	$11,849	$18,585	$11,490
09/30/23	$11,336	$17,699	$10,980
10/31/23	$9,553	$17,327	$9,241
11/30/23	$10,384	$18,909	$10,033
12/31/23	$11,656	$19,768	$11,262
01/31/24	$10,260	$20,100	$9,905
02/29/24	$10,849	$21,173	$10,466
03/31/24	$11,131	$21,855	$10,683
04/30/24	$10,151	$20,962	$9,682
05/31/24	$10,957	$22,001	$10,426
06/30/24	$10,408	$22,791	$9,884
07/31/24	$10,883	$23,068	$10,269
08/31/24	$10,465	$23,628	$9,856
09/30/24	$10,839	$24,133	$10,195
10/31/24	$10,017	$23,914	$9,404
11/30/24	$10,936	$25,317	$10,257
12/31/24	$10,832	$24,714	$10,146
01/31/25	$10,780	$25,402	$10,081
02/28/25	$10,627	$25,071	$9,932
03/31/25	$9,868	$23,658	$9,215
04/30/25	$9,693	$23,498	$9,048
05/31/25	$10,583	$24,977	$9,856
06/30/25	$11,648	$26,247	$10,851

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/26/17
HAIL	11.91%	1.12%	2.05%
S&P 500 Index	15.16%	16.64%	13.71%
S&P Kensho Smart Transportation Index	9.78%	(0.27%)	1.09%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$21,258,037
  Number of Portfolio Holdings82
  Portfolio Turnover Rate33%
  Total Advisory Fees Paid$126,999

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Automobiles	18.5%
Auto Components	18.1%
Semiconductors & Semiconductor Equipment	15.3%
Electronic Equipment, Instruments & Components	9.8%
Machinery	9.0%
Software	6.6%
Ground Transportation	6.2%
Aerospace & Defense	5.8%
Electrical Equipment	2.4%
Communications Equipment	2.2%

Top Ten Holdings

Holdings	%
Aeva Technologies, Inc.	2.4%
Avis Budget Group, Inc.	2.0%
Ambarella, Inc.	1.8%
Ouster, Inc.	1.8%
Allegro MicroSystems, Inc.	1.7%
NVIDIA Corp.	1.7%
indie Semiconductor, Inc., Class A	1.7%
Mobileye Global, Inc., Class A	1.7%
Uber Technologies, Inc.	1.6%
Hesai Group ADR	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR HAIL

SPDR S&P Oil & Gas Exploration & Production ETF

XOP

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Oil & Gas Exploration & Production ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Oil & Gas Exploration & Production ETF	$33	0.35%

How did the Fund perform last year and what affected its performance?

During the reporting period, oil’s performance was marked by alternating quarters of decline and recovery, reflecting a tug-of-war between supply-side decisions (Organization of the Petroleum Exporting Countries+), demand-side concerns (global growth), and geopolitical shocks. The energy sector’s volatility underscored the fragility of the global recovery and the importance of oil as both a driver and a barometer of macroeconomic and geopolitical dynamics. Oil’s volatility contributed to inflation uncertainty, particularly in Q4 2024 when central banks, including the U.S. Federal Reserves and the European Central Bank, remained cautious despite easing cycles. Rising oil prices in Q1 2025 added to inflationary pressures, while declines in Q2 2025 helped ease them. Oil’s sensitivity to Middle East tensions and U.S.-China trade policy added a geopolitical risk premium to markets, particularly in Q1 and Q2 2025. On a security level, strongest contributors to the Fund's performance were EQT Corp., Comstock Resources Inc., and Expand Energy Corp.. The weakest contributors were Civitas Resources Inc., PBF Energy Inc., and Murphy Oil Corp.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XOP	S&P 500 Index	S&P Oil & Gas Exploration & Production Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$8,216	$10,210	$8,210
08/31/15	$8,193	$9,594	$8,182
09/30/15	$7,068	$9,356	$7,066
10/31/15	$7,983	$10,145	$7,980
11/30/15	$7,993	$10,176	$7,989
12/31/15	$6,537	$10,015	$6,520
01/31/16	$6,167	$9,518	$6,152
02/29/16	$5,325	$9,505	$5,311
03/31/16	$6,585	$10,150	$6,573
04/30/16	$7,747	$10,189	$7,736
05/31/16	$7,700	$10,372	$7,691
06/30/16	$7,562	$10,399	$7,554
07/31/16	$7,443	$10,783	$7,437
08/31/16	$7,994	$10,798	$7,991
09/30/16	$8,376	$10,800	$8,375
10/31/16	$7,709	$10,603	$7,710
11/30/16	$9,122	$10,996	$9,129
12/31/16	$9,041	$11,213	$9,051
01/31/17	$8,741	$11,426	$8,753
02/28/17	$8,260	$11,879	$8,273
03/31/17	$8,186	$11,893	$8,200
04/30/17	$7,650	$12,015	$7,665
05/31/17	$7,126	$12,184	$7,141
06/30/17	$6,992	$12,260	$7,007
07/31/17	$7,129	$12,512	$7,146
08/31/17	$6,614	$12,551	$6,630
09/30/17	$7,490	$12,810	$7,512
10/31/17	$7,527	$13,109	$7,552
11/30/17	$7,844	$13,511	$7,872
12/31/17	$8,197	$13,661	$8,230
01/31/18	$8,114	$14,443	$8,148
02/28/18	$7,274	$13,911	$7,306
03/31/18	$7,767	$13,557	$7,804
04/30/18	$8,675	$13,609	$8,719
05/31/18	$9,306	$13,937	$9,355
06/30/18	$9,503	$14,023	$9,555
07/31/18	$9,491	$14,544	$9,546
08/31/18	$9,349	$15,018	$9,405
09/30/18	$9,572	$15,104	$9,633
10/31/18	$7,983	$14,072	$8,038
11/30/18	$7,244	$14,358	$7,294
12/31/18	$5,882	$13,062	$5,924
01/31/19	$6,769	$14,109	$6,819
02/28/19	$6,598	$14,562	$6,648
03/31/19	$6,827	$14,845	$6,879
04/30/19	$6,870	$15,446	$6,924
05/31/19	$5,692	$14,464	$5,736
06/30/19	$6,071	$15,483	$6,120
07/31/19	$5,586	$15,706	$5,633
08/31/19	$4,807	$15,457	$4,847
09/30/19	$4,995	$15,746	$5,038
10/31/19	$4,724	$16,087	$4,764
11/30/19	$4,550	$16,671	$4,588
12/31/19	$5,334	$17,175	$5,382
01/31/20	$4,301	$17,168	$4,340
02/29/20	$3,462	$15,755	$3,492
03/31/20	$1,868	$13,809	$1,881
04/30/20	$3,094	$15,579	$3,117
05/31/20	$2,941	$16,321	$2,962
06/30/20	$2,983	$16,645	$3,005
07/31/20	$2,935	$17,584	$2,953
08/31/20	$2,936	$18,848	$2,957
09/30/20	$2,425	$18,132	$2,440
10/31/20	$2,340	$17,650	$2,356
11/30/20	$3,112	$19,582	$3,135
12/31/20	$3,387	$20,334	$3,413
01/31/21	$3,723	$20,129	$3,754
02/28/21	$4,661	$20,684	$4,702
03/31/21	$4,727	$21,590	$4,770
04/30/21	$4,670	$22,742	$4,713
05/31/21	$5,182	$22,901	$5,232
06/30/21	$5,648	$23,436	$5,706
07/31/21	$4,832	$23,993	$4,882
08/31/21	$4,828	$24,722	$4,881
09/30/21	$5,667	$23,572	$5,734
10/31/21	$6,230	$25,224	$6,306
11/30/21	$5,708	$25,049	$5,778
12/31/21	$5,648	$26,172	$5,720
01/31/22	$6,278	$24,817	$6,360
02/28/22	$6,892	$24,074	$6,984
03/31/22	$7,955	$24,968	$8,066
04/30/22	$7,790	$22,791	$7,902
05/31/22	$9,143	$22,833	$9,278
06/30/22	$7,105	$20,948	$7,206
07/31/22	$8,154	$22,879	$8,273
08/31/22	$8,614	$21,946	$8,743
09/30/22	$7,488	$19,925	$7,595
10/31/22	$9,082	$21,538	$9,213
11/30/22	$9,133	$22,742	$9,267
12/31/22	$8,216	$21,432	$8,336
01/31/23	$8,524	$22,778	$8,650
02/28/23	$8,037	$22,223	$8,158
03/31/23	$7,776	$23,038	$7,895
04/30/23	$7,748	$23,398	$7,868
05/31/23	$7,197	$23,500	$7,311
06/30/23	$7,902	$25,053	$8,028
07/31/23	$8,778	$25,857	$8,920
08/31/23	$9,124	$25,446	$9,275
09/30/23	$9,120	$24,232	$9,271
10/31/23	$8,958	$23,723	$9,108
11/30/23	$8,512	$25,889	$8,657
12/31/23	$8,507	$27,066	$8,656
01/31/24	$8,262	$27,520	$8,409
02/29/24	$8,726	$28,990	$8,882
03/31/24	$9,685	$29,923	$9,863
04/30/24	$9,454	$28,700	$9,631
05/31/24	$9,503	$30,124	$9,683
06/30/24	$9,146	$31,204	$9,321
07/31/24	$9,188	$31,584	$9,365
08/31/24	$8,759	$32,350	$8,931
09/30/24	$8,312	$33,041	$8,476
10/31/24	$8,263	$32,742	$8,427
11/30/24	$9,194	$34,664	$9,380
12/31/24	$8,421	$33,837	$8,595
01/31/25	$8,535	$34,780	$8,714
02/28/25	$8,333	$34,326	$8,508
03/31/25	$8,425	$32,392	$8,606
04/30/25	$7,088	$32,172	$7,241
05/31/25	$7,651	$34,197	$7,818
06/30/25	$8,096	$35,936	$8,274

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XOP	(11.48%)	22.10%	(2.09%)
S&P 500 Index	15.16%	16.64%	13.65%
S&P Oil & Gas Exploration & Production Select Industry Index	(11.23%)	22.46%	(1.88%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,892,962,636
  Number of Portfolio Holdings54
  Portfolio Turnover Rate33%
  Total Advisory Fees Paid$8,441,027

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Oil, Gas & Consumable Fuels	99.9%

Top Ten Holdings

Holdings	%
EQT Corp.	3.2%
HF Sinclair Corp.	3.2%
CNX Resources Corp.	3.1%
Expand Energy Corp.	3.1%
Range Resources Corp.	3.1%
Antero Resources Corp.	3.0%
Marathon Petroleum Corp.	3.0%
Valero Energy Corp.	3.0%
EOG Resources, Inc.	3.0%
Chevron Corp.	2.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XOP

SPDR S&P Regional Banking ETF

KRE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Regional Banking ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Regional Banking ETF	$39	0.35%

How did the Fund perform last year and what affected its performance?

Regional Banking stocks experienced strong returns during the reporting period. The yield curve went from inverted to normal in late 2024, which is a benefit to regional banks who rely on traditional lending to generate profits. Consumer lending and small business loans had strong demand, which also helped regional bank stock returns during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	KRE	S&P 500 Index	S&P Regional Banks Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,879	$10,210	$9,882
08/31/15	$9,315	$9,594	$9,317
09/30/15	$9,366	$9,356	$9,370
10/31/15	$9,750	$10,145	$9,758
11/30/15	$10,384	$10,176	$10,397
12/31/15	$9,592	$10,015	$9,620
01/31/16	$8,376	$9,518	$8,400
02/29/16	$8,019	$9,505	$8,043
03/31/16	$8,657	$10,150	$8,691
04/30/16	$9,287	$10,189	$9,326
05/31/16	$9,583	$10,372	$9,626
06/30/16	$8,884	$10,399	$8,920
07/31/16	$9,269	$10,783	$9,310
08/31/16	$9,936	$10,798	$9,985
09/30/16	$9,802	$10,800	$9,852
10/31/16	$10,157	$10,603	$10,213
11/30/16	$12,155	$10,996	$12,232
12/31/16	$12,939	$11,213	$13,028
01/31/17	$12,902	$11,426	$12,995
02/28/17	$13,382	$11,879	$13,483
03/31/17	$12,763	$11,893	$12,860
04/30/17	$12,624	$12,015	$12,723
05/31/17	$12,129	$12,184	$12,227
06/30/17	$12,899	$12,260	$13,008
07/31/17	$12,788	$12,512	$12,900
08/31/17	$12,213	$12,551	$12,323
09/30/17	$13,361	$12,810	$13,490
10/31/17	$13,437	$13,109	$13,570
11/30/17	$13,981	$13,511	$14,125
12/31/17	$13,915	$13,661	$14,064
01/31/18	$14,731	$14,443	$14,894
02/28/18	$14,543	$13,911	$14,708
03/31/18	$14,332	$13,557	$14,499
04/30/18	$14,632	$13,609	$14,808
05/31/18	$14,978	$13,937	$15,162
06/30/18	$14,519	$14,023	$14,702
07/31/18	$14,645	$14,544	$14,834
08/31/18	$15,037	$15,018	$15,237
09/30/18	$14,206	$15,104	$14,396
10/31/18	$12,910	$14,072	$13,083
11/30/18	$13,347	$14,358	$13,530
12/31/18	$11,272	$13,062	$11,424
01/31/19	$12,764	$14,109	$12,942
02/28/19	$13,646	$14,562	$13,841
03/31/19	$12,425	$14,845	$12,600
04/30/19	$13,509	$15,446	$13,705
05/31/19	$12,157	$14,464	$12,335
06/30/19	$13,045	$15,483	$13,241
07/31/19	$13,445	$15,706	$13,651
08/31/19	$12,224	$15,457	$12,401
09/30/19	$12,974	$15,746	$13,168
10/31/19	$13,206	$16,087	$13,407
11/30/19	$13,789	$16,671	$14,005
12/31/19	$14,366	$17,175	$14,581
01/31/20	$13,374	$17,168	$13,577
02/29/20	$11,700	$15,755	$11,878
03/31/20	$8,122	$13,809	$8,253
04/30/20	$9,494	$15,579	$9,649
05/31/20	$9,501	$16,321	$9,659
06/30/20	$9,658	$16,645	$9,819
07/31/20	$9,441	$17,584	$9,600
08/31/20	$9,710	$18,848	$9,879
09/30/20	$9,073	$18,132	$9,222
10/31/20	$10,458	$17,650	$10,636
11/30/20	$12,098	$19,582	$12,312
12/31/20	$13,301	$20,334	$13,547
01/31/21	$13,919	$20,129	$14,178
02/28/21	$16,463	$20,684	$16,782
03/31/21	$17,055	$21,590	$17,392
04/30/21	$17,598	$22,742	$17,951
05/31/21	$18,182	$22,901	$18,554
06/30/21	$16,938	$23,436	$17,294
07/31/21	$16,166	$23,993	$16,510
08/31/21	$17,038	$24,722	$17,409
09/30/21	$17,595	$23,572	$17,983
10/31/21	$18,442	$25,224	$18,855
11/30/21	$18,152	$25,049	$18,564
12/31/21	$18,522	$26,172	$18,952
01/31/22	$18,703	$24,817	$19,147
02/28/22	$19,417	$24,074	$19,885
03/31/22	$18,096	$24,968	$18,534
04/30/22	$16,250	$22,791	$16,646
05/31/22	$16,890	$22,833	$17,309
06/30/22	$15,351	$20,948	$15,736
07/31/22	$16,854	$22,879	$17,286
08/31/22	$16,537	$21,946	$16,965
09/30/22	$15,643	$19,925	$16,048
10/31/22	$16,999	$21,538	$17,448
11/30/22	$17,159	$22,742	$17,617
12/31/22	$15,733	$21,432	$16,156
01/31/23	$16,625	$22,778	$17,076
02/28/23	$16,475	$22,223	$16,926
03/31/23	$11,844	$23,038	$12,160
04/30/23	$11,518	$23,398	$11,828
05/31/23	$10,498	$23,500	$10,782
06/30/23	$11,134	$25,053	$11,433
07/31/23	$13,283	$25,857	$13,648
08/31/23	$12,152	$25,446	$12,486
09/30/23	$11,491	$24,232	$11,803
10/31/23	$10,922	$23,723	$11,215
11/30/23	$12,403	$25,889	$12,747
12/31/23	$14,541	$27,066	$14,955
01/31/24	$13,787	$27,520	$14,182
02/29/24	$13,377	$28,990	$13,763
03/31/24	$14,063	$29,923	$14,482
04/30/24	$13,145	$28,700	$13,537
05/31/24	$13,656	$30,124	$14,070
06/30/24	$13,839	$31,204	$14,265
07/31/24	$16,413	$31,584	$16,927
08/31/24	$16,303	$32,350	$16,820
09/30/24	$16,065	$33,041	$16,576
10/31/24	$16,731	$32,742	$17,268
11/30/24	$19,208	$34,664	$19,833
12/31/24	$17,249	$33,837	$17,814
01/31/25	$18,338	$34,780	$18,945
02/28/25	$17,733	$34,326	$18,323
03/31/25	$16,346	$32,392	$16,894
04/30/25	$15,576	$32,172	$16,103
05/31/25	$16,359	$34,197	$16,919
06/30/25	$17,212	$35,936	$17,813

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
KRE	24.37%	12.25%	5.58%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Regional Banks Select Industry Index	24.87%	12.65%	5.94%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,379,291,202
  Number of Portfolio Holdings147
  Portfolio Turnover Rate42%
  Total Advisory Fees Paid$13,432,194

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Banks	99.7%

Top Ten Holdings

Holdings	%
Citizens Financial Group, Inc.	2.6%
East West Bancorp, Inc.	2.6%
Truist Financial Corp.	2.6%
First Horizon Corp.	2.5%
Zions Bancorp NA	2.5%
Regions Financial Corp.	2.5%
M&T Bank Corp.	2.5%
Western Alliance Bancorp	2.5%
Huntington Bancshares, Inc.	2.5%
SouthState Corp.	2.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR KRE

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2025 and June 30, 2024, the aggregate audit fees billed for professional services rendered by the principal accountant were $1,485,013 and $1,485,013, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2025 and June 30, 2024, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2025 and June 30, 2024, the aggregate tax fees billed for professional services rendered by the principal accountant were $216,969 and $216,969, respectively. Tax fees represent services related to the review of year-end distribution requirements.

(d) All Other Fees.

For the fiscal years ended June 30, 2025 and June 30, 2024, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended June 30, 2025 and June 30, 2024, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,441,842 and $9,387,702, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2025 (in millions)	FY 2024 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.5	$18.3
Tax Fees	$3.3	$3.1
All Other Fees	$15.8	$15

(1)	Information is for the calendar years 2025 and 2024, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
June 30, 2025
SPDR® Series Trust - Equity Funds
SPDR MSCI USA Climate Paris Aligned ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 500 ESG ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
SPDR S&P SmallCap 600 ESG ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
Axon Enterprise, Inc. (a)	29	$24,010
AUTOMOBILES — 3.9%
Rivian Automotive, Inc. Class A (a)	720	9,893
Tesla, Inc. (a)	287	91,168
		101,061
BANKS — 1.9%
Bank of America Corp.	8	379
JPMorgan Chase & Co.	136	39,428
M&T Bank Corp.	10	1,940
Wells Fargo & Co.	96	7,691
		49,438
BEVERAGES — 0.4%
Brown-Forman Corp. Class B	175	4,709
Constellation Brands, Inc. Class A	3	488
Monster Beverage Corp. (a)	67	4,197
		9,394
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	85	15,778
Alnylam Pharmaceuticals, Inc. (a)	11	3,587
Amgen, Inc.	25	6,980
Biogen, Inc. (a)	9	1,130
BioMarin Pharmaceutical, Inc. (a)	21	1,154
Gilead Sciences, Inc.	9	998
Incyte Corp. (a)	14	953
Neurocrine Biosciences, Inc. (a)	8	1,006
Regeneron Pharmaceuticals, Inc.	7	3,675
Vertex Pharmaceuticals, Inc. (a)	15	6,678
		41,939
BROADLINE RETAIL — 4.1%
Amazon.com, Inc. (a)	454	99,603
MercadoLibre, Inc. (a)	3	7,841
		107,444
CAPITAL MARKETS — 4.1%
Ameriprise Financial, Inc.	2	1,067
Bank of New York Mellon Corp.	71	6,469
Blackrock, Inc.	3	3,148
Blackstone, Inc.	34	5,086
Cboe Global Markets, Inc.	14	3,265
Charles Schwab Corp.	132	12,044
CME Group, Inc.	34	9,371
Coinbase Global, Inc. Class A (a)	1	351
FactSet Research Systems, Inc.	5	2,236
Intercontinental Exchange, Inc.	45	8,256
KKR & Co., Inc.	32	4,257
Moody's Corp.	39	19,562
Nasdaq, Inc.	77	6,885
Northern Trust Corp.	23	2,916
S&P Global, Inc.	38	20,037
T. Rowe Price Group, Inc.	24	2,316
Security Description	Shares	Value
Tradeweb Markets, Inc. Class A	5	$732
		107,998
CHEMICALS — 1.7%
Sherwin-Williams Co.	130	44,637
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	22	4,903
Copart, Inc. (a)	78	3,827
Rollins, Inc.	62	3,498
Veralto Corp.	47	4,745
		16,973
COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	20	2,046
Cisco Systems, Inc.	192	13,321
F5, Inc. (a)	18	5,298
Motorola Solutions, Inc.	26	10,932
		31,597
CONSUMER FINANCE — 0.4%
American Express Co.	35	11,164
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% *
Verizon Communications, Inc.	15	649
ELECTRIC UTILITIES — 0.7%
Edison International	374	19,298
ELECTRICAL EQUIPMENT — 1.0%
AMETEK, Inc.	73	13,210
Rockwell Automation, Inc.	41	13,619
		26,829
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Ralliant Corp. (a)	41	1,972
Trimble, Inc. (a)	50	3,799
		5,771
ENTERTAINMENT — 1.4%
Liberty Media Corp.-Liberty Formula One Class C (a)	26	2,717
Netflix, Inc. (a)	25	33,478
Take-Two Interactive Software, Inc. (a)	4	972
		37,167
FINANCIAL SERVICES — 5.4%
Apollo Global Management, Inc.	33	4,682
Block, Inc. (a)	9	611
Fiserv, Inc. (a)	12	2,069
Mastercard, Inc. Class A	119	66,871
PayPal Holdings, Inc. (a)	61	4,533
Visa, Inc. Class A	177	62,844
		141,610
GROUND TRANSPORTATION — 0.3%
Old Dominion Freight Line, Inc.	22	3,571
Uber Technologies, Inc. (a)	60	5,598
		9,169

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Boston Scientific Corp. (a)	82	$8,808
Cooper Cos., Inc. (a)	26	1,850
IDEXX Laboratories, Inc. (a)	8	4,291
Insulet Corp. (a)	1	314
Intuitive Surgical, Inc. (a)	18	9,781
		25,044
HEALTH CARE PROVIDERS & SERVICES — 0.5%
UnitedHealth Group, Inc.	43	13,415
HEALTH CARE REITs — 0.5%
Alexandria Real Estate Equities, Inc. REIT	65	4,721
Healthpeak Properties, Inc. REIT	528	9,245
		13,966
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	9	2,592
HOTELS, RESTAURANTS & LEISURE — 1.8%
Airbnb, Inc. Class A (a)	46	6,088
Chipotle Mexican Grill, Inc. (a)	70	3,931
Hilton Worldwide Holdings, Inc.	4	1,065
McDonald's Corp.	82	23,958
Starbucks Corp.	71	6,506
Yum! Brands, Inc.	30	4,445
		45,993
HOUSEHOLD DURABLES — 0.2%
Garmin Ltd.	31	6,470
HOUSEHOLD PRODUCTS — 0.2%
Church & Dwight Co., Inc.	60	5,767
INDUSTRIAL REITs — 0.7%
Prologis, Inc. REIT	164	17,240
INSURANCE — 3.5%
Aflac, Inc.	128	13,499
American Financial Group, Inc.	31	3,913
Aon PLC Class A	12	4,281
Arch Capital Group Ltd.	63	5,736
Arthur J Gallagher & Co.	9	2,881
Brown & Brown, Inc.	51	5,654
Chubb Ltd.	35	10,140
Cincinnati Financial Corp.	25	3,723
Erie Indemnity Co. Class A	6	2,081
Hartford Insurance Group, Inc.	29	3,679
Markel Group, Inc. (a)	2	3,995
Marsh & McLennan Cos., Inc.	49	10,713
MetLife, Inc.	40	3,217
Progressive Corp.	36	9,607
Travelers Cos., Inc.	7	1,873
W.R. Berkley Corp.	39	2,865
Willis Towers Watson PLC	11	3,372
		91,229
INTERACTIVE MEDIA & SERVICES — 6.6%
Alphabet, Inc. Class A	172	30,311
Alphabet, Inc. Class C	335	59,426
Meta Platforms, Inc. Class A	112	82,666
Security Description	Shares	Value
Pinterest, Inc. Class A (a)	20	$717
Snap, Inc. Class A (a)	39	339
		173,459
IT SERVICES — 2.3%
Accenture PLC Class A	41	12,254
International Business Machines Corp.	152	44,807
MongoDB, Inc. (a)	1	210
Okta, Inc. (a)	8	800
Snowflake, Inc. Class A (a)	5	1,119
VeriSign, Inc.	5	1,444
		60,634
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	19	2,242
Danaher Corp.	55	10,865
Illumina, Inc. (a)	11	1,050
IQVIA Holdings, Inc. (a)	11	1,733
Mettler-Toledo International, Inc. (a)	6	7,048
Revvity, Inc.	27	2,611
Thermo Fisher Scientific, Inc.	25	10,137
Waters Corp. (a)	13	4,538
West Pharmaceutical Services, Inc.	19	4,157
		44,381
MACHINERY — 1.7%
Fortive Corp.	122	6,360
Graco, Inc.	31	2,665
IDEX Corp.	28	4,916
Ingersoll Rand, Inc.	10	832
Xylem, Inc.	236	30,529
		45,302
MEDIA — 0.1%
Charter Communications, Inc. Class A (a)	4	1,635
Trade Desk, Inc. Class A (a)	11	792
		2,427
OFFICE REITs — 0.4%
BXP, Inc. REIT	145	9,783
PERSONAL CARE PRODUCTS — 0.0% *
Estee Lauder Cos., Inc. Class A	13	1,050
PHARMACEUTICALS — 5.7%
Bristol-Myers Squibb Co.	157	7,267
Eli Lilly & Co.	92	71,717
Johnson & Johnson	153	23,371
Merck & Co., Inc.	171	13,536
Pfizer, Inc.	251	6,084
Royalty Pharma PLC Class A	321	11,566
Zoetis, Inc.	97	15,127
		148,668
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	8	2,467
Booz Allen Hamilton Holding Corp.	6	625
Equifax, Inc.	10	2,594
Paychex, Inc.	27	3,927
Paycom Software, Inc.	1	231

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
TransUnion	3	$264
Verisk Analytics, Inc.	14	4,361
		14,469
RESIDENTIAL REITs — 0.9%
AvalonBay Communities, Inc. REIT	52	10,582
Equity Residential REIT	36	2,429
Essex Property Trust, Inc. REIT	37	10,486
		23,497
RETAIL REITs — 0.1%
Simon Property Group, Inc. REIT	20	3,215
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.3%
Advanced Micro Devices, Inc. (a)	135	19,157
Analog Devices, Inc.	74	17,614
Broadcom, Inc.	216	59,540
First Solar, Inc. (a)	99	16,388
KLA Corp.	9	8,062
Marvell Technology, Inc.	528	40,867
Monolithic Power Systems, Inc.	3	2,194
NVIDIA Corp.	1,563	246,938
Texas Instruments, Inc.	81	16,817
		427,577
SOFTWARE — 12.6%
Adobe, Inc. (a)	29	11,219
ANSYS, Inc. (a)	5	1,756
Autodesk, Inc. (a)	23	7,120
Fortinet, Inc. (a)	35	3,700
HubSpot, Inc. (a)	1	557
Intuit, Inc.	24	18,903
Microsoft Corp.	407	202,446
Oracle Corp.	113	24,705
Palo Alto Networks, Inc. (a)	8	1,637
Roper Technologies, Inc.	7	3,968
Salesforce, Inc.	66	17,998
ServiceNow, Inc. (a)	28	28,786
Synopsys, Inc. (a)	10	5,127
Tyler Technologies, Inc. (a)	2	1,186
Workday, Inc. Class A (a)	8	1,920
Zoom Communications, Inc. (a)	7	546
		331,574
SPECIALIZED REITs — 4.2%
American Tower Corp. REIT	25	5,526
Security Description	Shares	Value
Digital Realty Trust, Inc. REIT	312	$54,391
Equinix, Inc. REIT	62	49,319
		109,236
SPECIALTY RETAIL — 0.9%
Home Depot, Inc.	57	20,899
Ulta Beauty, Inc. (a)	5	2,339
		23,238
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.0%
Apple, Inc.	772	158,391
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Lululemon Athletica, Inc. (a)	8	1,901
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	146	6,132
WATER UTILITIES — 1.0%
American Water Works Co., Inc.	180	25,040
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc.	6	1,430
TOTAL COMMON STOCKS (Cost $2,496,885)		2,619,268
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b) (c) (Cost $3,707)	3,707	3,707
TOTAL INVESTMENTS — 99.9% (Cost $2,500,592)		2,622,975
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,368
NET ASSETS — 100.0%		$2,624,343
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,619,268	$—	$—	$2,619,268
Short-Term Investment	3,707	—	—	3,707
TOTAL INVESTMENTS	$2,622,975	$—	$—	$2,622,975

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,745	$7,747	$28,397	$36,145	$1	$—	—	$—	$51
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	167,556	163,849	—	—	3,707	3,707	294
Total		$7,747	$195,953	$199,994	$1	$—		$3,707	$345
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.7%
BWX Technologies, Inc.	4,856	$699,555
Curtiss-Wright Corp.	1,665	813,436
General Dynamics Corp.	9,018	2,630,190
Hexcel Corp.	5,908	333,743
Huntington Ingalls Industries, Inc.	2,463	594,716
L3Harris Technologies, Inc.	4,788	1,201,022
Northrop Grumman Corp.	3,628	1,813,927
Textron, Inc.	13,324	1,069,784
Woodward, Inc.	3,203	785,023
		9,941,396
AIR FREIGHT & LOGISTICS — 1.5%
CH Robinson Worldwide, Inc.	15,852	1,520,999
Expeditors International of Washington, Inc.	25,389	2,900,693
FedEx Corp.	7,051	1,602,763
United Parcel Service, Inc. Class B	28,655	2,892,436
		8,916,891
AIRLINES — 0.0% *
Alaska Air Group, Inc. (a)	4,827	238,840
AUTO COMPONENTS — 0.8%
Aptiv PLC (a)	19,241	1,312,621
BorgWarner, Inc.	45,385	1,519,490
Gentex Corp.	47,107	1,035,883
Lear Corp.	11,111	1,055,323
		4,923,317
AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	4,841	114,247
Thor Industries, Inc. (b)	2,727	242,185
		356,432
BANKS — 0.2%
Bank OZK	5,101	240,053
BOK Financial Corp.	1,281	125,064
Commerce Bancshares, Inc.	6,291	391,111
FNB Corp.	15,791	230,233
Prosperity Bancshares, Inc.	4,757	334,132
		1,320,593
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	499	95,214
Brown-Forman Corp. Class A (b)	3,449	94,744
Brown-Forman Corp. Class B	11,756	316,354
Coca-Cola Consolidated, Inc.	3,236	361,299
Constellation Brands, Inc. Class A	6,841	1,112,894
Keurig Dr. Pepper, Inc.	31,176	1,030,679
Molson Coors Beverage Co. Class B	26,444	1,271,692
Monster Beverage Corp. (a)	16,577	1,038,383
		5,321,259
BIOTECHNOLOGY — 1.7%
BioMarin Pharmaceutical, Inc. (a)	14,784	812,677
Exelixis, Inc. (a)	21,710	956,868
Security Description	Shares	Value
Incyte Corp. (a)	14,310	$974,511
Neurocrine Biosciences, Inc. (a)	7,602	955,495
Regeneron Pharmaceuticals, Inc.	7,639	4,010,475
United Therapeutics Corp. (a)	7,686	2,208,572
		9,918,598
BROADLINE RETAIL — 0.5%
eBay, Inc.	39,365	2,931,118
BUILDING PRODUCTS — 1.8%
A.O. Smith Corp.	23,726	1,555,714
AAON, Inc.	1,898	139,978
Allegion PLC	7,658	1,103,671
Armstrong World Industries, Inc.	3,332	541,250
Builders FirstSource, Inc. (a)	3,236	377,609
Carlisle Cos., Inc.	5,333	1,991,342
Fortune Brands Innovations, Inc.	10,937	563,037
Lennox International, Inc.	1,739	996,864
Masco Corp.	35,234	2,267,660
Owens Corning	4,147	570,295
Simpson Manufacturing Co., Inc.	4,623	717,998
		10,825,418
CAPITAL MARKETS — 3.5%
Affiliated Managers Group, Inc.	4,677	920,293
Cboe Global Markets, Inc.	12,207	2,846,794
Evercore, Inc. Class A	4,139	1,117,613
FactSet Research Systems, Inc.	5,238	2,342,853
Hamilton Lane, Inc. Class A	4,122	585,819
Houlihan Lokey, Inc.	9,554	1,719,242
Invesco Ltd.	21,328	336,343
Janus Henderson Group PLC	20,563	798,667
Lazard, Inc.	14,308	686,498
MarketAxess Holdings, Inc.	3,260	728,088
Morningstar, Inc.	2,351	738,049
SEI Investments Co.	21,663	1,946,637
Stifel Financial Corp.	3,882	402,874
T. Rowe Price Group, Inc.	45,690	4,409,085
Tradeweb Markets, Inc. Class A	7,592	1,111,469
		20,690,324
CHEMICALS — 2.5%
Ashland, Inc.	9,743	489,878
Axalta Coating Systems Ltd. (a)	18,223	541,041
CF Industries Holdings, Inc.	19,271	1,772,932
Dow, Inc.	53,930	1,428,066
DuPont de Nemours, Inc.	12,534	859,707
Eastman Chemical Co.	23,902	1,784,523
Element Solutions, Inc.	24,910	564,212
FMC Corp.	10,090	421,258
Huntsman Corp.	14,857	154,810
International Flavors & Fragrances, Inc.	10,433	767,347
LyondellBasell Industries NV Class A	38,660	2,236,868
NewMarket Corp.	611	422,115
PPG Industries, Inc.	10,262	1,167,303
RPM International, Inc.	16,235	1,783,252

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Westlake Corp.	3,927	$298,177
		14,691,489
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Clean Harbors, Inc. (a)	3,700	855,366
MSA Safety, Inc.	4,848	812,186
Rollins, Inc.	17,453	984,698
Tetra Tech, Inc.	15,991	575,036
Veralto Corp.	9,520	961,044
		4,188,330
COMMUNICATIONS EQUIPMENT — 0.7%
F5, Inc. (a)	8,868	2,610,030
Juniper Networks, Inc.	32,006	1,277,999
		3,888,029
CONSTRUCTION & ENGINEERING — 0.9%
AECOM	15,848	1,788,605
EMCOR Group, Inc.	3,872	2,071,094
Everus Construction Group, Inc. (a)	3,265	207,426
Valmont Industries, Inc.	2,998	979,057
WillScot Holdings Corp.	4,935	135,219
		5,181,401
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	2,722	550,143
CONSUMER FINANCE — 0.3%
Synchrony Financial	22,309	1,488,903
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.7%
Albertsons Cos., Inc. Class A	48,305	1,039,040
BJ's Wholesale Club Holdings, Inc. (a)	21,543	2,322,982
Casey's General Stores, Inc.	1,930	984,821
Dollar General Corp.	29,170	3,336,465
Kroger Co.	31,274	2,243,284
Sprouts Farmers Market, Inc. (a)	3,755	618,223
Sysco Corp.	19,860	1,504,196
Target Corp.	19,800	1,953,270
U.S. Foods Holding Corp. (a)	17,762	1,367,852
Walgreens Boots Alliance, Inc.	24,246	278,344
		15,648,477
CONTAINERS & PACKAGING — 1.9%
Amcor PLC	132,578	1,218,392
AptarGroup, Inc.	9,518	1,488,901
Ardagh Group SA (a) (b)	1,132	12,113
Avery Dennison Corp.	13,353	2,343,051
Crown Holdings, Inc.	9,099	937,015
Graphic Packaging Holding Co.	35,791	754,116
International Paper Co.	30,664	1,435,995
Packaging Corp. of America	10,245	1,930,670
Sealed Air Corp.	15,440	479,103
Silgan Holdings, Inc.	8,338	451,753
Sonoco Products Co.	3,075	133,947
		11,185,056
DISTRIBUTORS — 0.9%
Genuine Parts Co.	15,640	1,897,288
Security Description	Shares	Value
LKQ Corp.	54,044	$2,000,169
Pool Corp.	4,432	1,291,839
		5,189,296
DIVERSIFIED CONSUMER SERVICES — 0.7%
Bright Horizons Family Solutions, Inc. (a)	2,945	363,973
Grand Canyon Education, Inc. (a)	4,992	943,488
H&R Block, Inc.	27,616	1,515,842
Service Corp. International	13,492	1,098,249
		3,921,552
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	15,308	954,913
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
GCI Liberty, Inc. (a) (c)	10,520	—
Iridium Communications, Inc. (b)	7,163	216,108
Liberty Global Ltd. Class A (a)	35,765	358,007
Liberty Global Ltd. Class C (a)	29,428	303,403
		877,518
ELECTRIC UTILITIES — 4.3%
Alliant Energy Corp.	20,860	1,261,404
American Electric Power Co., Inc.	22,271	2,310,839
Edison International	51,817	2,673,757
Entergy Corp.	22,517	1,871,613
Evergy, Inc.	30,852	2,126,628
Eversource Energy	19,918	1,267,183
Exelon Corp.	52,295	2,270,649
FirstEnergy Corp.	29,439	1,185,214
IDACORP, Inc.	8,019	925,794
NRG Energy, Inc.	6,205	996,399
OGE Energy Corp.	30,789	1,366,416
PG&E Corp.	114,543	1,596,729
Pinnacle West Capital Corp. (b)	19,635	1,756,744
PPL Corp.	49,629	1,681,927
Xcel Energy, Inc.	26,778	1,823,582
		25,114,878
ELECTRICAL EQUIPMENT — 0.8%
Acuity, Inc.	2,546	759,574
AMETEK, Inc.	10,315	1,866,602
Hubbell, Inc.	3,722	1,520,102
Sensata Technologies Holding PLC	8,656	260,632
		4,406,910
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Arrow Electronics, Inc. (a)	4,838	616,506
Avnet, Inc.	8,137	431,912
Cognex Corp.	5,123	162,502
Crane NXT Co. (b)	3,262	175,822
Flex Ltd. (a)	45,974	2,295,022
Jabil, Inc.	15,684	3,420,680
Littelfuse, Inc.	1,628	369,116
Ralliant Corp. (a)	5,263	255,219
TD SYNNEX Corp.	15,888	2,156,002
Teledyne Technologies, Inc. (a)	2,418	1,238,766

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Trimble, Inc. (a)	12,852	$976,495
Vontier Corp.	11,576	427,154
Zebra Technologies Corp. Class A (a)	1,422	438,488
		12,963,684
ENTERTAINMENT — 0.6%
Electronic Arts, Inc.	19,864	3,172,281
Madison Square Garden Sports Corp. (a)	1,630	340,588
		3,512,869
FINANCIAL SERVICES — 1.1%
Corpay, Inc. (a)	2,952	979,533
Euronet Worldwide, Inc. (a)	5,107	517,748
Global Payments, Inc.	15,677	1,254,787
Jack Henry & Associates, Inc.	8,038	1,448,207
MGIC Investment Corp.	48,586	1,352,634
Voya Financial, Inc.	5,723	406,333
Western Union Co.	68,753	578,900
WEX, Inc. (a)	1,033	151,737
		6,689,879
FOOD PRODUCTS — 4.0%
Archer-Daniels-Midland Co.	35,937	1,896,755
Bunge Global SA	12,113	972,432
Campbell's Co.	12,628	387,048
Conagra Brands, Inc.	86,561	1,771,904
Flowers Foods, Inc. (b)	38,878	621,270
General Mills, Inc.	61,530	3,187,869
Hershey Co.	18,086	3,001,372
Hormel Foods Corp.	34,019	1,029,075
Ingredion, Inc.	13,300	1,803,746
J.M. Smucker Co.	3,550	348,610
Kellanova	15,940	1,267,708
Kraft Heinz Co.	64,967	1,677,448
Lamb Weston Holdings, Inc.	10,649	552,151
McCormick & Co., Inc.	13,683	1,037,445
Pilgrim's Pride Corp.	6,850	308,113
Post Holdings, Inc. (a)	10,503	1,145,142
Seaboard Corp.	46	131,615
Smithfield Foods, Inc.	3,860	90,826
Tyson Foods, Inc. Class A	35,610	1,992,023
		23,222,552
GAS UTILITIES — 0.6%
Atmos Energy Corp.	9,742	1,501,340
MDU Resources Group, Inc.	19,388	323,198
National Fuel Gas Co.	14,652	1,241,171
UGI Corp.	19,822	721,917
		3,787,626
GROUND TRANSPORTATION — 1.3%
CSX Corp.	51,485	1,679,956
JB Hunt Transport Services, Inc.	13,928	2,000,061
Knight-Swift Transportation Holdings, Inc.	15,357	679,240
Landstar System, Inc.	7,219	1,003,585
Security Description	Shares	Value
Old Dominion Freight Line, Inc.	4,894	$794,296
Ryder System, Inc.	4,605	732,195
Schneider National, Inc. Class B	10,759	259,830
U-Haul Holding Co. (a) (d)	1,084	65,647
U-Haul Holding Co. (d)	5,002	271,959
		7,486,769
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Cooper Cos., Inc. (a)	11,215	798,059
Dentsply Sirona, Inc.	12,729	202,137
GE HealthCare Technologies, Inc.	18,311	1,356,296
Globus Medical, Inc. Class A (a)	10,266	605,899
Hologic, Inc. (a)	33,595	2,189,050
ResMed, Inc.	6,082	1,569,156
Solventum Corp. (a)	11,574	877,772
STERIS PLC	7,744	1,860,264
Teleflex, Inc.	5,916	700,218
Zimmer Biomet Holdings, Inc.	20,044	1,828,213
		11,987,064
HEALTH CARE PROVIDERS & SERVICES — 8.0%
Amedisys, Inc. (a)	3,247	319,472
Cardinal Health, Inc.	50,399	8,467,032
Cencora, Inc.	19,180	5,751,123
Centene Corp. (a)	45,902	2,491,561
Chemed Corp.	2,989	1,455,434
Cigna Group	17,162	5,673,414
DaVita, Inc. (a)	5,446	775,783
Encompass Health Corp.	12,402	1,520,857
Henry Schein, Inc. (a)	22,813	1,666,490
Humana, Inc.	22,177	5,421,833
Labcorp Holdings, Inc.	9,508	2,495,945
McKesson Corp.	6,636	4,862,728
Molina Healthcare, Inc. (a)	7,756	2,310,512
Quest Diagnostics, Inc.	8,713	1,565,116
Universal Health Services, Inc. Class B	10,673	1,933,414
		46,710,714
HEALTH CARE REITs — 0.2%
Omega Healthcare Investors, Inc. REIT	23,862	874,542
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	82,454	1,266,493
HOTELS, RESTAURANTS & LEISURE — 2.7%
Aramark	36,933	1,546,385
Boyd Gaming Corp.	9,783	765,324
Choice Hotels International, Inc. (b)	3,802	482,398
Churchill Downs, Inc.	4,912	496,112
Darden Restaurants, Inc.	10,713	2,335,113
Domino's Pizza, Inc.	3,267	1,472,110
Hyatt Hotels Corp. Class A	2,898	404,706
MGM Resorts International (a)	11,858	407,797
Restaurant Brands International, Inc.	21,257	1,409,126
Texas Roadhouse, Inc.	10,203	1,912,144
Travel & Leisure Co.	5,388	278,075

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Vail Resorts, Inc. (b)	3,731	$586,252
Wendy's Co.	34,063	388,999
Wyndham Hotels & Resorts, Inc.	5,960	484,011
Yum! Brands, Inc.	17,709	2,624,120
		15,592,672
HOUSEHOLD DURABLES — 2.9%
DR Horton, Inc.	16,682	2,150,643
Garmin Ltd.	7,852	1,638,869
Lennar Corp. Class A	23,260	2,572,789
Lennar Corp. Class B	989	104,092
Mohawk Industries, Inc. (a)	2,563	268,705
NVR, Inc. (a)	584	4,313,226
PulteGroup, Inc.	34,736	3,663,259
Toll Brothers, Inc.	14,288	1,630,689
TopBuild Corp. (a)	1,493	483,344
		16,825,616
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	15,686	1,507,581
Clorox Co.	4,797	575,976
Colgate-Palmolive Co.	26,213	2,382,762
Kimberly-Clark Corp.	21,555	2,778,871
Reynolds Consumer Products, Inc.	11,351	243,138
		7,488,328
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
AES Corp.	40,850	429,742
Brookfield Renewable Corp. (b)	12,360	405,161
Clearway Energy, Inc. Class A	3,693	111,750
Clearway Energy, Inc. Class C	7,524	240,768
Talen Energy Corp. (a)	2,926	850,793
		2,038,214
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	4,282	715,608
First Industrial Realty Trust, Inc. REIT	18,476	889,250
STAG Industrial, Inc. REIT	12,554	455,459
		2,060,317
INSURANCE — 8.1%
Aflac, Inc.	23,473	2,475,463
Allstate Corp.	17,560	3,535,004
American Financial Group, Inc.	8,415	1,062,057
Arch Capital Group Ltd.	61,984	5,643,643
Assurant, Inc.	5,660	1,117,793
Assured Guaranty Ltd.	2,454	213,743
Axis Capital Holdings Ltd.	15,797	1,640,045
Brown & Brown, Inc.	14,110	1,564,376
Cincinnati Financial Corp.	24,964	3,717,639
CNA Financial Corp.	1,904	88,593
Everest Group Ltd.	5,198	1,766,540
Fidelity National Financial, Inc.	16,057	900,156
First American Financial Corp.	5,590	343,170
Globe Life, Inc.	9,689	1,204,246
Hanover Insurance Group, Inc.	6,139	1,042,832
Security Description	Shares	Value
Hartford Insurance Group, Inc.	23,480	$2,978,908
Kemper Corp.	5,244	338,448
Kinsale Capital Group, Inc.	869	420,509
Loews Corp.	13,511	1,238,418
Markel Group, Inc. (a)	1,738	3,471,412
Old Republic International Corp.	41,910	1,611,020
Primerica, Inc.	2,190	599,337
Reinsurance Group of America, Inc.	2,965	588,137
RenaissanceRe Holdings Ltd.	8,506	2,066,107
RLI Corp.	17,038	1,230,484
Travelers Cos., Inc.	11,618	3,108,280
Unum Group	13,218	1,067,486
W.R. Berkley Corp.	30,513	2,241,790
White Mountains Insurance Group Ltd.	332	596,179
		47,871,815
IT SERVICES — 2.7%
Akamai Technologies, Inc. (a)	28,024	2,235,194
Amdocs Ltd.	22,992	2,097,790
Cognizant Technology Solutions Corp. Class A	76,172	5,943,701
Gartner, Inc. (a)	5,863	2,369,942
VeriSign, Inc.	11,785	3,403,508
		16,050,135
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	3,082	170,249
Mattel, Inc. (a)	57,658	1,137,016
		1,307,265
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	8,006	591,003
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.	15,593	1,840,130
Avantor, Inc. (a)	51,771	696,838
Bio-Techne Corp.	7,880	405,426
IQVIA Holdings, Inc. (a)	13,008	2,049,931
Mettler-Toledo International, Inc. (a)	966	1,134,779
Qiagen NV (a) (b)	23,203	1,115,136
Revvity, Inc.	6,572	635,644
Waters Corp. (a)	2,309	805,933
West Pharmaceutical Services, Inc.	4,137	905,176
		9,588,993
MACHINERY — 5.3%
Allison Transmission Holdings, Inc.	11,689	1,110,338
Crane Co.	2,781	528,084
Cummins, Inc.	6,682	2,188,355
Donaldson Co., Inc.	24,823	1,721,475
Dover Corp.	11,166	2,045,946
Esab Corp.	1,783	214,941
Flowserve Corp.	9,927	519,678
Fortive Corp.	15,790	823,133
Gates Industrial Corp. PLC (a)	14,283	328,937
Graco, Inc.	15,079	1,296,342
IDEX Corp.	4,363	766,012

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Illinois Tool Works, Inc.	8,956	$2,214,371
ITT, Inc.	7,249	1,136,861
Lincoln Electric Holdings, Inc.	4,852	1,005,917
Middleby Corp. (a)	2,115	304,560
Mueller Industries, Inc.	18,199	1,446,274
Nordson Corp.	2,443	523,706
Oshkosh Corp.	12,068	1,370,201
Otis Worldwide Corp.	15,205	1,505,599
PACCAR, Inc.	18,252	1,735,035
Pentair PLC	9,906	1,016,950
Snap-on, Inc.	8,138	2,532,383
Stanley Black & Decker, Inc.	6,777	459,142
Timken Co.	7,496	543,835
Toro Co.	17,839	1,260,860
Westinghouse Air Brake Technologies Corp.	6,724	1,407,669
Xylem, Inc.	10,389	1,343,921
		31,350,525
MARINE — 0.2%
Kirby Corp. (a)	8,088	917,260
MEDIA — 1.5%
Fox Corp. Class A	13,959	782,262
Fox Corp. Class B	9,790	505,458
Interpublic Group of Cos., Inc.	76,816	1,880,456
New York Times Co. Class A	20,697	1,158,618
News Corp. Class A	24,996	742,881
News Corp. Class B	6,125	210,149
Nexstar Media Group, Inc.	5,121	885,677
Omnicom Group, Inc.	35,750	2,571,855
		8,737,356
METALS & MINING — 0.9%
Reliance, Inc.	11,031	3,462,631
Royal Gold, Inc.	6,626	1,178,368
Steel Dynamics, Inc.	6,411	820,672
		5,461,671
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
AGNC Investment Corp. REIT	37,183	341,712
Annaly Capital Management, Inc. REIT	40,964	770,942
Rithm Capital Corp. REIT	26,745	301,951
		1,414,605
MULTI-UTILITIES — 2.6%
Ameren Corp.	19,870	1,908,315
CenterPoint Energy, Inc.	36,178	1,329,180
CMS Energy Corp.	27,622	1,913,652
Consolidated Edison, Inc.	20,042	2,011,215
Dominion Energy, Inc.	28,382	1,604,150
DTE Energy Co.	17,196	2,277,782
NiSource, Inc.	27,646	1,115,240
Public Service Enterprise Group, Inc.	15,689	1,320,700
Security Description	Shares	Value
WEC Energy Group, Inc.	16,690	$1,739,098
		15,219,332
OFFICE REITs — 0.1%
Highwoods Properties, Inc. REIT	5,162	160,487
Kilroy Realty Corp. REIT (b)	4,814	165,168
		325,655
OIL, GAS & CONSUMABLE FUELS — 1.1%
Antero Midstream Corp.	20,205	382,885
Coterra Energy, Inc.	60,381	1,532,470
EOG Resources, Inc.	21,319	2,549,965
Marathon Petroleum Corp.	11,517	1,913,089
		6,378,409
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	2,753	236,730
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	6,190	358,587
Estee Lauder Cos., Inc. Class A	12,628	1,020,342
		1,378,929
PHARMACEUTICALS — 0.8%
Jazz Pharmaceuticals PLC (a)	11,898	1,262,616
Perrigo Co. PLC	7,374	197,033
Royalty Pharma PLC Class A	71,135	2,562,994
Viatris, Inc.	99,890	892,018
		4,914,661
PROFESSIONAL SERVICES — 4.1%
Booz Allen Hamilton Holding Corp.	18,653	1,942,337
Broadridge Financial Solutions, Inc.	9,762	2,372,459
CACI International, Inc. Class A (a)	4,522	2,155,637
Concentrix Corp.	5,239	276,907
Dun & Bradstreet Holdings, Inc.	20,648	187,690
ExlService Holdings, Inc. (a)	13,702	600,011
FTI Consulting, Inc. (a)	6,963	1,124,524
Genpact Ltd.	31,923	1,404,931
Jacobs Solutions, Inc.	17,022	2,237,542
KBR, Inc.	13,133	629,596
Leidos Holdings, Inc.	26,638	4,202,411
ManpowerGroup, Inc.	8,282	334,593
Parsons Corp. (a)	10,988	788,609
Paychex, Inc.	9,240	1,344,050
Robert Half, Inc.	20,594	845,384
Science Applications International Corp.	9,788	1,102,227
SS&C Technologies Holdings, Inc.	17,477	1,447,096
Verisk Analytics, Inc.	4,347	1,354,090
		24,350,094
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Howard Hughes Holdings, Inc. (a)	1,573	106,177
Jones Lang LaSalle, Inc. (a)	2,893	739,972
		846,149

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
RESIDENTIAL REITs — 1.3%
American Homes 4 Rent Class A REIT	17,413	$628,087
AvalonBay Communities, Inc. REIT	7,664	1,559,624
Equity LifeStyle Properties, Inc. REIT	23,348	1,439,871
Equity Residential REIT	21,818	1,472,497
Essex Property Trust, Inc. REIT	5,232	1,482,749
Mid-America Apartment Communities, Inc. REIT	7,592	1,123,692
		7,706,520
RETAIL REITs — 0.5%
Agree Realty Corp. REIT (b)	4,901	358,067
Brixmor Property Group, Inc. REIT	22,017	573,323
Federal Realty Investment Trust REIT	5,256	499,267
NNN REIT, Inc.	24,160	1,043,229
Regency Centers Corp. REIT	8,331	593,417
		3,067,303
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Cirrus Logic, Inc. (a)	11,026	1,149,516
Skyworks Solutions, Inc.	31,921	2,378,753
		3,528,269
SOFTWARE — 0.5%
Dolby Laboratories, Inc. Class A	12,591	935,008
Dropbox, Inc. Class A (a)	42,152	1,205,547
Manhattan Associates, Inc. (a)	4,371	863,141
		3,003,696
SPECIALIZED REITs — 2.2%
CubeSmart REIT	30,388	1,291,490
Gaming & Leisure Properties, Inc. REIT	53,940	2,517,919
Lamar Advertising Co. Class A REIT	8,327	1,010,565
National Storage Affiliates Trust REIT	4,778	152,848
Public Storage REIT	8,165	2,395,774
Rayonier, Inc. REIT	32,241	715,105
SBA Communications Corp. REIT	6,560	1,540,551
VICI Properties, Inc. REIT	99,908	3,257,001
		12,881,253
SPECIALTY RETAIL — 2.5%
AutoZone, Inc. (a)	660	2,450,072
Best Buy Co., Inc.	35,090	2,355,592
Dick's Sporting Goods, Inc.	2,227	440,523
Floor & Decor Holdings, Inc. Class A (a)	4,085	310,296
Murphy USA, Inc.	2,586	1,051,985
Penske Automotive Group, Inc.	1,777	305,306
Ross Stores, Inc.	17,486	2,230,864
Tractor Supply Co.	55,043	2,904,619
Ulta Beauty, Inc. (a)	4,005	1,873,619
Security Description	Shares	Value
Valvoline, Inc. (a)	17,909	$678,214
		14,601,090
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Hewlett Packard Enterprise Co.	112,931	2,309,439
HP, Inc.	104,786	2,563,065
NetApp, Inc.	32,658	3,479,710
		8,352,214
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Columbia Sportswear Co. (b)	5,417	330,870
Deckers Outdoor Corp. (a)	6,352	654,701
NIKE, Inc. Class B	48,705	3,460,003
Ralph Lauren Corp.	3,712	1,018,128
Skechers USA, Inc. Class A (a)	20,611	1,300,554
		6,764,256
TOBACCO — 0.6%
Altria Group, Inc.	61,141	3,584,697
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Air Lease Corp.	3,437	201,030
Applied Industrial Technologies, Inc.	2,901	674,338
Fastenal Co.	55,034	2,311,428
Ferguson Enterprises, Inc.	6,637	1,445,207
MSC Industrial Direct Co., Inc. Class A	9,153	778,188
SiteOne Landscape Supply, Inc. (a)	2,710	327,747
Watsco, Inc.	2,235	987,021
WW Grainger, Inc.	1,671	1,738,241
		8,463,200
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	8,663	1,205,110
Essential Utilities, Inc.	25,627	951,787
		2,156,897
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Millicom International Cellular SA	10,467	392,199
TOTAL COMMON STOCKS (Cost $532,766,643)		586,620,601
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	688,006	688,006
State Street Navigator Securities Lending Portfolio II (g) (h)	3,080,540	3,080,540
TOTAL SHORT-TERM INVESTMENTS (Cost $3,768,546)		3,768,546
TOTAL INVESTMENTS — 100.5% (Cost $536,535,189)		590,389,147
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(2,880,254)
NET ASSETS — 100.0%		$587,508,893

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	5	09/19/2025	$830,004	$855,850	$25,846

During the year ended June 30, 2025, the average notional value related to futures contracts was $940,849.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$586,620,601	$—	$0(a)	$586,620,601
Short-Term Investments	3,768,546	—	—	3,768,546
TOTAL INVESTMENTS	$590,389,147	$—	$0	$590,389,147
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$25,846	$—	$—	$25,846
TOTAL OTHER FINANCIAL INSTRUMENTS:	$25,846	$—	$—	$25,846
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,216,601	$1,216,966	$1,808,912	$3,025,878	$25	$(25)	—	$—	$5,747
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	18,612,575	17,924,569	—	—	688,006	688,006	31,181
State Street Navigator Securities Lending Portfolio II	2,916,007	2,916,007	98,099,476	97,934,943	—	—	3,080,540	3,080,540	107,493
Total		$4,132,973	$118,520,963	$118,885,390	$25	$(25)		$3,768,546	$144,421
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
ATI, Inc. (a)	991	$85,563
Axon Enterprise, Inc. (a)	93	76,998
BWX Technologies, Inc.	654	94,215
Curtiss-Wright Corp.	350	170,993
General Dynamics Corp.	411	119,872
General Electric Co.	113	29,085
HEICO Corp.	88	28,864
HEICO Corp. Class A	174	45,023
Hexcel Corp.	472	26,663
Howmet Aerospace, Inc.	863	160,630
Huntington Ingalls Industries, Inc.	160	38,634
L3Harris Technologies, Inc.	338	84,784
Leonardo DRS, Inc.	1,101	51,174
Lockheed Martin Corp.	214	99,112
Northrop Grumman Corp.	323	161,494
Rocket Lab Corp. (a)	881	31,513
RTX Corp.	517	75,492
Textron, Inc.	769	61,743
TransDigm Group, Inc.	54	82,115
Woodward, Inc.	496	121,565
		1,645,532
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	2,025	194,299
Expeditors International of Washington, Inc.	1,264	144,412
FedEx Corp.	630	143,206
GXO Logistics, Inc. (a)	849	41,346
United Parcel Service, Inc. Class B	930	93,874
		617,137
AIRLINES — 1.3%
Alaska Air Group, Inc. (a)	2,543	125,828
American Airlines Group, Inc. (a)	7,722	86,641
Delta Air Lines, Inc.	5,748	282,687
Southwest Airlines Co. (b)	3,064	99,396
United Airlines Holdings, Inc. (a)	7,569	602,719
		1,197,271
AUTO COMPONENTS — 0.4%
Aptiv PLC (a)	2,601	177,440
BorgWarner, Inc.	4,168	139,545
Gentex Corp.	1,179	25,926
Lear Corp.	634	60,217
		403,128
AUTOMOBILES — 0.4%
Ford Motor Co.	10,729	116,410
General Motors Co.	4,411	217,065
Harley-Davidson, Inc.	447	10,549
Tesla, Inc. (a)	44	13,977
Thor Industries, Inc. (b)	548	48,668
		406,669
BANKS — 1.5%
Bank of America Corp.	166	7,855
Security Description	Shares	Value
Bank OZK	1,191	$56,048
BOK Financial Corp.	143	13,961
Citigroup, Inc.	255	21,706
Citizens Financial Group, Inc.	1,288	57,638
Columbia Banking System, Inc.	1,746	40,821
Comerica, Inc.	615	36,685
Commerce Bancshares, Inc.	539	33,510
Cullen/Frost Bankers, Inc.	322	41,390
East West Bancorp, Inc.	853	86,136
Fifth Third Bancorp	1,403	57,705
First Citizens BancShares, Inc. Class A	31	60,651
First Hawaiian, Inc.	687	17,148
First Horizon Corp.	2,831	60,017
FNB Corp.	1,616	23,561
Huntington Bancshares, Inc.	4,084	68,448
KeyCorp	552	9,616
M&T Bank Corp.	455	88,265
NU Holdings Ltd. Class A (a)	4,204	57,679
Pinnacle Financial Partners, Inc.	377	41,625
PNC Financial Services Group, Inc.	337	62,824
Popular, Inc.	342	37,692
Prosperity Bancshares, Inc.	385	27,042
Regions Financial Corp.	2,935	69,031
SouthState Corp.	329	30,278
Synovus Financial Corp.	718	37,156
Truist Financial Corp.	294	12,639
U.S. Bancorp	1,441	65,205
Webster Financial Corp.	1,015	55,419
Wells Fargo & Co.	277	22,193
Western Alliance Bancorp	193	15,050
Wintrust Financial Corp.	356	44,137
Zions Bancorp NA	839	43,578
		1,402,709
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	89	16,982
Brown-Forman Corp. Class B	387	10,414
Celsius Holdings, Inc. (a)	124	5,752
Coca-Cola Co.	358	25,329
Coca-Cola Consolidated, Inc.	923	103,053
Constellation Brands, Inc. Class A	143	23,263
Keurig Dr. Pepper, Inc.	1,674	55,342
Molson Coors Beverage Co. Class B	3,302	158,793
Monster Beverage Corp. (a)	1,968	123,276
PepsiCo, Inc.	249	32,878
		555,082
BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	108	20,047
Alnylam Pharmaceuticals, Inc. (a)	60	19,565
Amgen, Inc.	116	32,388
Biogen, Inc. (a)	126	15,824
BioMarin Pharmaceutical, Inc. (a)	397	21,823
Exact Sciences Corp. (a)	98	5,208
Exelixis, Inc. (a)	7,091	312,536

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Gilead Sciences, Inc.	1,309	$145,129
Halozyme Therapeutics, Inc. (a)	1,105	57,482
Incyte Corp. (a)	783	53,322
Natera, Inc. (a)	535	90,383
Neurocrine Biosciences, Inc. (a)	449	56,435
Regeneron Pharmaceuticals, Inc.	45	23,625
United Therapeutics Corp. (a)	516	148,273
		1,002,040
BROADLINE RETAIL — 0.8%
Amazon.com, Inc. (a)	160	35,102
Coupang, Inc. (a)	5,670	169,873
Dillard's, Inc. Class A (b)	89	37,187
eBay, Inc.	5,071	377,587
Etsy, Inc. (a)	763	38,272
Macy's, Inc.	1,159	13,514
Ollie's Bargain Outlet Holdings, Inc. (a)	797	105,029
		776,564
BUILDING PRODUCTS — 1.6%
A.O. Smith Corp.	1,159	75,996
AAON, Inc.	705	52,066
Advanced Drainage Systems, Inc.	124	14,243
Allegion PLC	1,114	160,550
Armstrong World Industries, Inc.	700	113,708
Builders FirstSource, Inc. (a)	983	114,706
Carlisle Cos., Inc.	477	178,112
Carrier Global Corp.	76	5,562
Fortune Brands Innovations, Inc.	720	37,066
Hayward Holdings, Inc. (a)	1,629	22,480
Johnson Controls International PLC	770	81,327
Lennox International, Inc.	234	134,138
Masco Corp.	2,758	177,505
Owens Corning	261	35,893
Simpson Manufacturing Co., Inc.	398	61,813
Trane Technologies PLC	368	160,967
Trex Co., Inc. (a)	157	8,538
		1,434,670
CAPITAL MARKETS — 4.2%
Affiliated Managers Group, Inc.	736	144,823
Ameriprise Financial, Inc.	171	91,268
ARES Management Corp. Class A	215	37,238
Bank of New York Mellon Corp.	681	62,046
Blackrock, Inc.	68	71,349
Blackstone, Inc.	689	103,061
Blue Owl Capital, Inc.	1,111	21,342
Brookfield Asset Management Ltd. Class A	492	27,198
Carlyle Group, Inc.	1,020	52,428
Cboe Global Markets, Inc.	876	204,292
Charles Schwab Corp.	151	13,777
CME Group, Inc.	172	47,407
Coinbase Global, Inc. Class A (a)	160	56,078
Evercore, Inc. Class A	953	257,329
FactSet Research Systems, Inc.	293	131,053
Security Description	Shares	Value
Franklin Resources, Inc.	732	$17,458
Freedom Holding Corp. (a)	60	8,763
Goldman Sachs Group, Inc.	28	19,817
Hamilton Lane, Inc. Class A	906	128,761
Houlihan Lokey, Inc.	1,172	210,901
Interactive Brokers Group, Inc. Class A	1,736	96,192
Intercontinental Exchange, Inc.	187	34,309
Invesco Ltd.	3,293	51,931
Janus Henderson Group PLC	2,792	108,441
Jefferies Financial Group, Inc.	203	11,102
KKR & Co., Inc.	121	16,097
Lazard, Inc.	3,573	171,432
LPL Financial Holdings, Inc.	574	215,233
MarketAxess Holdings, Inc.	436	97,376
Moody's Corp.	226	113,359
Morgan Stanley	223	31,412
Morningstar, Inc.	180	56,507
MSCI, Inc.	267	153,989
Nasdaq, Inc.	650	58,123
Northern Trust Corp.	540	68,466
Raymond James Financial, Inc.	675	103,525
Robinhood Markets, Inc. Class A (a)	1,260	117,974
S&P Global, Inc.	114	60,111
SEI Investments Co.	2,298	206,498
State Street Corp. (c)	258	27,436
Stifel Financial Corp.	519	53,862
T. Rowe Price Group, Inc.	1,474	142,241
TPG, Inc. (b)	188	9,861
Tradeweb Markets, Inc. Class A	800	117,120
Virtu Financial, Inc. Class A	739	33,100
XP, Inc. Class A	2,126	42,945
		3,905,031
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.	259	73,054
Axalta Coating Systems Ltd. (a)	1,363	40,467
CF Industries Holdings, Inc.	4,286	394,312
Corteva, Inc.	2,936	218,820
Dow, Inc.	516	13,664
DuPont de Nemours, Inc.	668	45,818
Eastman Chemical Co.	796	59,429
Ecolab, Inc.	255	68,707
Element Solutions, Inc.	892	20,204
FMC Corp.	415	17,326
International Flavors & Fragrances, Inc.	305	22,433
Linde PLC	87	40,819
LyondellBasell Industries NV Class A	431	24,938
Mosaic Co.	3,095	112,906
NewMarket Corp.	51	35,234
PPG Industries, Inc.	527	59,946
RPM International, Inc.	1,222	134,224
Scotts Miracle-Gro Co.	776	51,185

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Sherwin-Williams Co.	259	$88,930
		1,522,416
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Cintas Corp.	466	103,857
Clean Harbors, Inc. (a)	295	68,198
Copart, Inc. (a)	2,275	111,634
MSA Safety, Inc.	179	29,988
RB Global, Inc.	1,007	106,933
Republic Services, Inc.	339	83,601
Rollins, Inc.	1,186	66,914
Tetra Tech, Inc.	883	31,753
Veralto Corp.	591	59,662
Waste Management, Inc.	196	44,849
		707,389
COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (a)	916	93,716
Ciena Corp. (a)	969	78,809
Cisco Systems, Inc.	771	53,492
F5, Inc. (a)	1,883	554,205
Juniper Networks, Inc.	1,652	65,964
Motorola Solutions, Inc.	200	84,092
Ubiquiti, Inc. (b)	42	17,289
		947,567
CONSTRUCTION & ENGINEERING — 1.7%
AECOM	1,874	211,500
API Group Corp. (a)	414	21,135
Comfort Systems USA, Inc.	631	338,348
EMCOR Group, Inc.	788	421,493
Everus Construction Group, Inc. (a)	806	51,205
MasTec, Inc. (a)	1,381	235,364
Quanta Services, Inc.	335	126,657
Valmont Industries, Inc.	561	183,206
WillScot Holdings Corp.	448	12,275
		1,601,183
CONSTRUCTION MATERIALS — 0.4%
CRH PLC	1,614	148,165
Eagle Materials, Inc.	475	96,002
Martin Marietta Materials, Inc.	92	50,504
Vulcan Materials Co.	147	38,341
		333,012
CONSUMER FINANCE — 1.3%
Ally Financial, Inc.	498	19,397
American Express Co.	228	72,727
Capital One Financial Corp.	1,052	223,824
Credit Acceptance Corp. (a) (b)	51	25,981
OneMain Holdings, Inc.	1,086	61,902
SLM Corp.	1,159	38,004
SoFi Technologies, Inc. (a) (b)	1,130	20,577
Synchrony Financial	10,853	724,329
		1,186,741
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
Albertsons Cos., Inc. Class A	7,478	160,852
Security Description	Shares	Value
BJ's Wholesale Club Holdings, Inc. (a)	3,226	$347,859
Casey's General Stores, Inc.	226	115,321
Costco Wholesale Corp.	37	36,628
Dollar General Corp.	780	89,216
Dollar Tree, Inc. (a)	148	14,658
Kroger Co.	5,468	392,220
Maplebear, Inc. (a)	5,594	253,072
Performance Food Group Co. (a)	930	81,347
Sprouts Farmers Market, Inc. (a)	1,762	290,096
Sysco Corp.	1,481	112,171
Target Corp.	552	54,455
U.S. Foods Holding Corp. (a)	5,662	436,031
Walgreens Boots Alliance, Inc.	2,967	34,061
Walmart, Inc.	219	21,414
		2,439,401
CONTAINERS & PACKAGING — 0.9%
Amcor PLC	7,097	65,222
AptarGroup, Inc.	677	105,903
Ardagh Group SA (a) (b)	1,422	15,215
Avery Dennison Corp.	271	47,552
Crown Holdings, Inc.	1,611	165,901
Graphic Packaging Holding Co.	1,663	35,039
International Paper Co.	2,530	118,480
Packaging Corp. of America	798	150,383
Sealed Air Corp.	1,181	36,647
Silgan Holdings, Inc.	1,022	55,372
Sonoco Products Co.	122	5,314
		801,028
DISTRIBUTORS — 0.3%
Genuine Parts Co.	531	64,416
LKQ Corp.	3,647	134,975
Pool Corp.	280	81,614
		281,005
DIVERSIFIED CONSUMER SERVICES — 0.6%
ADT, Inc.	6,858	58,087
Bright Horizons Family Solutions, Inc. (a)	555	68,593
Duolingo, Inc. (a)	222	91,024
Grand Canyon Education, Inc. (a)	747	141,183
H&R Block, Inc.	3,049	167,360
Service Corp. International	797	64,876
		591,123
DIVERSIFIED REITs — 0.1%
WP Carey, Inc. REIT	964	60,134
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	7,851	227,208
Frontier Communications Parent, Inc. (a)	2,537	92,347
GCI Liberty, Inc. (a) (d)	6,909	—
Iridium Communications, Inc.	1,500	45,255
Liberty Global Ltd. Class A (a)	5,569	55,745
Liberty Global Ltd. Class C (a)	4,790	49,385

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Verizon Communications, Inc.	3,451	$149,325
		619,265
ELECTRIC UTILITIES — 3.2%
Alliant Energy Corp.	1,820	110,055
American Electric Power Co., Inc.	1,848	191,748
Constellation Energy Corp.	97	31,308
Duke Energy Corp.	1,351	159,418
Edison International	1,591	82,096
Entergy Corp.	2,961	246,118
Evergy, Inc.	3,053	210,443
Eversource Energy	1,610	102,428
Exelon Corp.	5,509	239,201
FirstEnergy Corp.	2,915	117,358
IDACORP, Inc.	697	80,469
NextEra Energy, Inc.	827	57,410
NRG Energy, Inc.	2,938	471,784
OGE Energy Corp.	2,847	126,350
PG&E Corp.	8,802	122,700
Pinnacle West Capital Corp.	1,909	170,798
PPL Corp.	4,458	151,082
Southern Co.	1,306	119,930
Xcel Energy, Inc.	2,970	202,257
		2,992,953
ELECTRICAL EQUIPMENT — 1.4%
Acuity, Inc.	645	192,429
AMETEK, Inc.	806	145,854
Eaton Corp. PLC	236	84,250
Emerson Electric Co.	594	79,198
GE Vernova, Inc.	362	191,552
Generac Holdings, Inc. (a)	666	95,378
Hubbell, Inc.	326	133,142
nVent Electric PLC	292	21,389
Regal Rexnord Corp.	291	42,183
Rockwell Automation, Inc.	201	66,766
Sensata Technologies Holding PLC	510	15,356
Vertiv Holdings Co. Class A	1,539	197,623
		1,265,120
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Amphenol Corp. Class A	1,755	173,306
Arrow Electronics, Inc. (a)	280	35,680
Avnet, Inc.	686	36,413
CDW Corp.	129	23,038
Cognex Corp.	265	8,406
Coherent Corp. (a)	167	14,898
Corning, Inc.	2,916	153,352
Crane NXT Co. (b)	218	11,750
Flex Ltd. (a)	12,458	621,903
Ingram Micro Holding Corp. (b)	257	5,356
IPG Photonics Corp. (a)	140	9,611
Jabil, Inc.	3,446	751,573
Keysight Technologies, Inc. (a)	389	63,742
Littelfuse, Inc.	100	22,673
Ralliant Corp. (a)	347	16,810
Security Description	Shares	Value
TD SYNNEX Corp.	1,194	$162,026
Teledyne Technologies, Inc. (a)	316	161,890
Trimble, Inc. (a)	2,921	221,938
Vontier Corp.	1,078	39,778
Zebra Technologies Corp. Class A (a)	332	102,375
		2,636,518
ENERGY EQUIPMENT & SERVICES — 0.9%
Baker Hughes Co.	7,840	300,585
Halliburton Co.	1,449	29,531
NOV, Inc.	2,451	30,466
Schlumberger NV	3,038	102,684
TechnipFMC PLC	11,056	380,769
		844,035
ENTERTAINMENT — 1.1%
Electronic Arts, Inc.	1,168	186,530
Liberty Media Corp.-Liberty Formula One Class C (a)	451	47,130
Liberty Media Corp.-Liberty Live Class A (a)	117	9,299
Liberty Media Corp.-Liberty Live Class C (a)	212	17,206
Live Nation Entertainment, Inc. (a)	827	125,109
Madison Square Garden Sports Corp. (a)	81	16,925
Netflix, Inc. (a)	21	28,122
ROBLOX Corp. Class A (a)	702	73,850
Roku, Inc. (a)	1,179	103,622
Spotify Technology SA (a)	94	72,130
Take-Two Interactive Software, Inc. (a)	47	11,414
TKO Group Holdings, Inc.	470	85,516
Walt Disney Co.	479	59,401
Warner Bros Discovery, Inc. (a)	14,101	161,597
		997,851
FINANCIAL SERVICES — 2.3%
Affirm Holdings, Inc. (a)	375	25,928
Apollo Global Management, Inc.	222	31,495
Berkshire Hathaway, Inc. Class B (a)	83	40,319
Block, Inc. (a)	915	62,156
Corebridge Financial, Inc.	641	22,756
Corpay, Inc. (a)	598	198,428
Equitable Holdings, Inc.	1,025	57,503
Euronet Worldwide, Inc. (a)	985	99,859
Fidelity National Information Services, Inc.	1,789	145,642
Fiserv, Inc. (a)	677	116,722
Global Payments, Inc.	1,237	99,009
Jack Henry & Associates, Inc.	632	113,867
Mastercard, Inc. Class A	44	24,725
MGIC Investment Corp.	7,574	210,860
Mr. Cooper Group, Inc. (a)	393	58,640
PayPal Holdings, Inc. (a)	4,446	330,427
Shift4 Payments, Inc. Class A (a) (b)	1,174	116,355

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Toast, Inc. Class A (a)	6,685	$296,079
Visa, Inc. Class A	63	22,368
Voya Financial, Inc.	245	17,395
Western Union Co.	3,041	25,605
WEX, Inc. (a)	100	14,689
		2,130,827
FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	1,383	72,995
Bunge Global SA	392	31,470
Campbell's Co.	358	10,973
Conagra Brands, Inc.	2,498	51,134
Darling Ingredients, Inc. (a)	1,638	62,146
Flowers Foods, Inc.	1,547	24,721
General Mills, Inc.	1,831	94,864
Hershey Co.	647	107,370
Hormel Foods Corp.	2,196	66,429
Ingredion, Inc.	2,073	281,140
J.M. Smucker Co.	277	27,201
Kellanova	2,280	181,328
Kraft Heinz Co.	2,358	60,884
Lamb Weston Holdings, Inc.	309	16,022
McCormick & Co., Inc.	1,128	85,525
Mondelez International, Inc. Class A	1,433	96,641
Pilgrim's Pride Corp.	1,342	60,363
Post Holdings, Inc. (a)	786	85,698
Smithfield Foods, Inc.	835	19,647
Tyson Foods, Inc. Class A	2,717	151,989
		1,588,540
GAS UTILITIES — 0.5%
Atmos Energy Corp.	986	151,953
MDU Resources Group, Inc.	1,848	30,806
National Fuel Gas Co.	1,886	159,763
UGI Corp.	3,715	135,300
		477,822
GROUND TRANSPORTATION — 1.4%
Avis Budget Group, Inc. (a)	171	28,908
CSX Corp.	2,691	87,807
JB Hunt Transport Services, Inc.	975	140,010
Knight-Swift Transportation Holdings, Inc.	1,230	54,403
Landstar System, Inc.	227	31,557
Lyft, Inc. Class A (a)	12,109	190,838
Norfolk Southern Corp.	387	99,060
Old Dominion Freight Line, Inc.	662	107,443
Ryder System, Inc.	1,306	207,654
Saia, Inc. (a)	43	11,782
Schneider National, Inc. Class B	1,600	38,640
Uber Technologies, Inc. (a)	1,629	151,986
U-Haul Holding Co.	334	18,160
Union Pacific Corp.	329	75,696
XPO, Inc. (a)	777	98,127
		1,342,071
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	792	107,720
Security Description	Shares	Value
Align Technology, Inc. (a)	199	$37,677
Baxter International, Inc.	220	6,662
Becton Dickinson & Co.	121	20,842
Boston Scientific Corp. (a)	379	40,708
Cooper Cos., Inc. (a)	389	27,681
Dentsply Sirona, Inc.	434	6,892
Dexcom, Inc. (a)	218	19,029
Edwards Lifesciences Corp. (a)	907	70,936
Envista Holdings Corp. (a)	578	11,294
GE HealthCare Technologies, Inc.	967	71,626
Globus Medical, Inc. Class A (a)	773	45,622
Hologic, Inc. (a)	614	40,008
IDEXX Laboratories, Inc. (a)	182	97,614
Inspire Medical Systems, Inc. (a)	137	17,779
Insulet Corp. (a)	393	123,473
Intuitive Surgical, Inc. (a)	86	46,733
Masimo Corp. (a)	131	22,037
Medtronic PLC	1,122	97,805
Penumbra, Inc. (a)	386	99,059
ResMed, Inc.	743	191,694
Solventum Corp. (a)	3,255	246,859
STERIS PLC	539	129,479
Stryker Corp.	111	43,915
Teleflex, Inc.	94	11,126
Zimmer Biomet Holdings, Inc.	651	59,378
		1,693,648
HEALTH CARE PROVIDERS & SERVICES — 5.0%
Amedisys, Inc. (a)	419	41,225
Cardinal Health, Inc.	6,102	1,025,136
Cencora, Inc.	1,994	597,901
Centene Corp. (a)	2,164	117,462
Chemed Corp.	173	84,239
Cigna Group	787	260,167
CVS Health Corp.	2,754	189,971
DaVita, Inc. (a)	613	87,322
Elevance Health, Inc.	74	28,783
Encompass Health Corp.	1,470	180,266
HCA Healthcare, Inc.	430	164,733
Henry Schein, Inc. (a)	2,037	148,803
Humana, Inc.	328	80,189
Labcorp Holdings, Inc.	652	171,157
McKesson Corp.	742	543,723
Molina Healthcare, Inc. (a)	1,029	306,539
Quest Diagnostics, Inc.	645	115,861
Tenet Healthcare Corp. (a)	1,511	265,936
UnitedHealth Group, Inc.	24	7,487
Universal Health Services, Inc. Class B	1,136	205,786
		4,622,686
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	791	13,851
Omega Healthcare Investors, Inc. REIT	1,848	67,729
Ventas, Inc. REIT	249	15,724

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Welltower, Inc. REIT	108	$16,603
		113,907
HEALTH CARE TECHNOLOGY — 0.3%
Doximity, Inc. Class A (a)	2,207	135,377
Veeva Systems, Inc. Class A (a)	421	121,240
		256,617
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	4,676	71,824
Park Hotels & Resorts, Inc. REIT	923	9,442
		81,266
HOTELS, RESTAURANTS & LEISURE — 4.3%
Airbnb, Inc. Class A (a)	677	89,594
Aramark	5,169	216,426
Booking Holdings, Inc.	25	144,731
Boyd Gaming Corp.	1,886	147,542
Caesars Entertainment, Inc. (a)	559	15,870
Carnival Corp. (a)	14,070	395,648
Cava Group, Inc. (a)	541	45,568
Chipotle Mexican Grill, Inc. (a)	790	44,359
Choice Hotels International, Inc. (b)	271	34,384
Churchill Downs, Inc.	133	13,433
Darden Restaurants, Inc.	1,354	295,131
Domino's Pizza, Inc.	153	68,942
DoorDash, Inc. Class A (a)	1,306	321,942
DraftKings, Inc. Class A (a)	222	9,522
Dutch Bros, Inc. Class A (a)	1,010	69,054
Expedia Group, Inc.	2,244	378,518
Flutter Entertainment PLC (a)	347	99,159
Hilton Worldwide Holdings, Inc.	409	108,933
Hyatt Hotels Corp. Class A	234	32,678
Las Vegas Sands Corp.	1,184	51,516
Light & Wonder, Inc. (a)	297	28,589
Marriott International, Inc. Class A	290	79,231
McDonald's Corp.	180	52,591
MGM Resorts International (a)	1,409	48,456
Norwegian Cruise Line Holdings Ltd. (a)	6,233	126,405
Penn Entertainment, Inc. (a)	451	8,059
Planet Fitness, Inc. Class A (a)	662	72,191
Restaurant Brands International, Inc.	936	62,047
Royal Caribbean Cruises Ltd.	755	236,421
Starbucks Corp.	1,198	109,773
Texas Roadhouse, Inc.	884	165,670
Travel & Leisure Co.	1,262	65,132
Vail Resorts, Inc.	179	28,126
Viking Holdings Ltd. (a)	265	14,122
Wendy's Co.	759	8,668
Wingstop, Inc.	29	9,765
Wyndham Hotels & Resorts, Inc.	658	53,436
Wynn Resorts Ltd.	939	87,956
Yum! Brands, Inc.	876	129,806
		3,969,394
Security Description	Shares	Value
HOUSEHOLD DURABLES — 1.4%
DR Horton, Inc.	910	$117,317
Garmin Ltd.	942	196,614
Lennar Corp. Class A	766	84,727
Lennar Corp. Class B (b)	49	5,157
Mohawk Industries, Inc. (a)	982	102,953
Newell Brands, Inc.	2,877	15,536
NVR, Inc. (a)	27	199,413
PulteGroup, Inc.	2,437	257,006
SharkNinja, Inc. (a)	900	89,091
Somnigroup International, Inc.	345	23,477
Toll Brothers, Inc.	1,095	124,973
TopBuild Corp. (a)	218	70,575
Whirlpool Corp.	159	16,126
		1,302,965
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	546	52,476
Clorox Co.	358	42,985
Colgate-Palmolive Co.	1,114	101,263
Kimberly-Clark Corp.	1,205	155,349
Procter & Gamble Co.	144	22,942
Reynolds Consumer Products, Inc.	334	7,154
		382,169
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
AES Corp.	2,178	22,913
Brookfield Renewable Corp.	2,448	80,245
Clearway Energy, Inc. Class A	779	23,572
Clearway Energy, Inc. Class C	1,119	35,808
Talen Energy Corp. (a)	591	171,845
Vistra Corp.	1,502	291,103
		625,486
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	1,030	156,807
Honeywell International, Inc.	163	37,960
		194,767
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	208	34,761
First Industrial Realty Trust, Inc. REIT	1,018	48,996
Prologis, Inc. REIT	370	38,895
Rexford Industrial Realty, Inc. REIT	225	8,003
STAG Industrial, Inc. REIT	564	20,462
		151,117
INSURANCE — 5.0%
Aflac, Inc.	1,457	153,655
Allstate Corp.	1,496	301,160
American Financial Group, Inc.	458	57,804
American International Group, Inc.	493	42,196
Aon PLC Class A	315	112,379
Arch Capital Group Ltd.	2,326	211,782
Arthur J Gallagher & Co.	97	31,052
Assurant, Inc.	413	81,563

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Assured Guaranty Ltd.	313	$27,262
Axis Capital Holdings Ltd.	1,713	177,844
Brighthouse Financial, Inc. (a)	194	10,431
Brown & Brown, Inc.	947	104,994
Chubb Ltd.	355	102,851
Cincinnati Financial Corp.	2,704	402,680
CNA Financial Corp.	165	7,677
Everest Group Ltd.	174	59,134
Fidelity National Financial, Inc.	1,454	81,511
First American Financial Corp.	421	25,845
Globe Life, Inc.	1,636	203,338
Hanover Insurance Group, Inc.	547	92,919
Hartford Insurance Group, Inc.	2,019	256,151
Kemper Corp.	558	36,013
Kinsale Capital Group, Inc.	339	164,042
Lincoln National Corp.	873	30,206
Loews Corp.	772	70,762
Markel Group, Inc. (a)	119	237,686
Marsh & McLennan Cos., Inc.	393	85,925
MetLife, Inc.	697	56,053
Old Republic International Corp.	3,408	131,003
Primerica, Inc.	177	48,440
Principal Financial Group, Inc.	484	38,444
Progressive Corp.	873	232,969
Prudential Financial, Inc.	287	30,835
Reinsurance Group of America, Inc.	174	34,515
RenaissanceRe Holdings Ltd.	561	136,267
RLI Corp.	971	70,126
Ryan Specialty Holdings, Inc.	173	11,762
Travelers Cos., Inc.	875	234,097
Unum Group	2,525	203,919
W.R. Berkley Corp.	2,706	198,810
White Mountains Insurance Group Ltd.	12	21,549
Willis Towers Watson PLC	30	9,195
		4,626,846
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A	207	36,480
Alphabet, Inc. Class C	170	30,156
IAC, Inc. (a)	400	14,936
Match Group, Inc.	5,732	177,061
Meta Platforms, Inc. Class A	147	108,499
Pinterest, Inc. Class A (a)	3,750	134,475
Reddit, Inc. Class A (a)	212	31,921
ZoomInfo Technologies, Inc. (a)	2,088	21,131
		554,659
IT SERVICES — 3.7%
Accenture PLC Class A	201	60,077
Akamai Technologies, Inc. (a)	1,254	100,019
Amdocs Ltd.	3,584	327,004
Cloudflare, Inc. Class A (a)	335	65,603
Cognizant Technology Solutions Corp. Class A	7,157	558,461
DXC Technology Co. (a)	2,554	39,051
EPAM Systems, Inc. (a)	719	127,134
Security Description	Shares	Value
Gartner, Inc. (a)	450	$181,899
Globant SA (a)	61	5,541
GoDaddy, Inc. Class A (a)	1,904	342,834
International Business Machines Corp.	345	101,699
Kyndryl Holdings, Inc. (a)	6,372	267,369
MongoDB, Inc. (a)	53	11,129
Okta, Inc. (a)	2,243	224,233
Snowflake, Inc. Class A (a)	533	119,269
Twilio, Inc. Class A (a)	2,999	372,956
VeriSign, Inc.	1,722	497,314
		3,401,592
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	140	7,734
Mattel, Inc. (a)	7,017	138,375
YETI Holdings, Inc. (a)	852	26,855
		172,964
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	814	60,089
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	429	50,626
Avantor, Inc. (a)	928	12,491
Bio-Techne Corp.	201	10,341
Charles River Laboratories International, Inc. (a)	86	13,049
Danaher Corp.	99	19,557
Illumina, Inc. (a)	128	12,213
IQVIA Holdings, Inc. (a)	165	26,002
Medpace Holdings, Inc. (a)	94	29,503
Mettler-Toledo International, Inc. (a)	42	49,338
Qiagen NV (a) (b)	999	48,012
Repligen Corp. (a)	102	12,687
Revvity, Inc.	270	26,114
Sotera Health Co. (a)	679	7,551
Thermo Fisher Scientific, Inc.	28	11,353
Waters Corp. (a)	280	97,731
West Pharmaceutical Services, Inc.	83	18,160
		444,728
MACHINERY — 4.1%
AGCO Corp.	142	14,649
Allison Transmission Holdings, Inc.	2,433	231,111
Caterpillar, Inc.	307	119,180
CNH Industrial NV	7,209	93,429
Crane Co.	517	98,173
Cummins, Inc.	766	250,865
Deere & Co.	136	69,155
Donaldson Co., Inc.	1,472	102,083
Dover Corp.	774	141,820
Esab Corp.	661	79,684
Flowserve Corp.	1,405	73,552
Fortive Corp.	1,040	54,215
Gates Industrial Corp. PLC (a)	3,878	89,310
Graco, Inc.	1,332	114,512
IDEX Corp.	212	37,221

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Illinois Tool Works, Inc.	602	$148,845
Ingersoll Rand, Inc.	382	31,775
ITT, Inc.	980	153,693
Lincoln Electric Holdings, Inc.	493	102,209
Middleby Corp. (a)	643	92,592
Mueller Industries, Inc.	3,441	273,456
Nordson Corp.	113	24,224
Oshkosh Corp.	1,338	151,917
Otis Worldwide Corp.	1,044	103,377
PACCAR, Inc.	1,004	95,440
Parker-Hannifin Corp.	213	148,774
Pentair PLC	1,496	153,579
RBC Bearings, Inc. (a)	105	40,404
Snap-on, Inc.	1,019	317,092
Stanley Black & Decker, Inc.	827	56,029
Timken Co.	431	31,269
Toro Co.	734	51,879
Westinghouse Air Brake Technologies Corp.	1,015	212,490
Xylem, Inc.	575	74,382
		3,832,385
MARINE — 0.1%
Kirby Corp. (a)	760	86,192
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	555	226,890
Comcast Corp. Class A	3,688	131,625
DoubleVerify Holdings, Inc. (a)	1,054	15,778
Fox Corp. Class A	2,171	121,663
Fox Corp. Class B	1,394	71,972
Interpublic Group of Cos., Inc.	3,217	78,752
Liberty Broadband Corp. Class A (a)	56	5,478
Liberty Broadband Corp. Class C (a)	681	66,997
New York Times Co. Class A	1,717	96,118
News Corp. Class A	2,147	63,809
News Corp. Class B	589	20,209
Nexstar Media Group, Inc.	810	140,089
Omnicom Group, Inc.	1,095	78,774
Paramount Global Class B	4,586	59,159
Trade Desk, Inc. Class A (a)	309	22,245
		1,199,558
METALS & MINING — 1.6%
Alcoa Corp.	1,143	33,730
Anglogold Ashanti PLC	2,846	129,692
Carpenter Technology Corp.	427	118,014
Freeport-McMoRan, Inc.	1,797	77,900
MP Materials Corp. (a)	363	12,077
Newmont Corp.	6,415	373,738
Nucor Corp.	548	70,988
Reliance, Inc.	915	287,218
Royal Gold, Inc.	903	160,590
Southern Copper Corp.	92	9,308
Steel Dynamics, Inc.	1,519	194,447
		1,467,702
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
AGNC Investment Corp. REIT	2,204	$20,255
Annaly Capital Management, Inc. REIT	2,681	50,456
Rithm Capital Corp. REIT	2,320	26,193
Starwood Property Trust, Inc. REIT (b)	787	15,795
		112,699
MULTI-UTILITIES — 1.6%
Ameren Corp.	2,107	202,356
CenterPoint Energy, Inc.	3,306	121,462
CMS Energy Corp.	2,258	156,434
Consolidated Edison, Inc.	1,534	153,937
Dominion Energy, Inc.	2,321	131,183
DTE Energy Co.	1,491	197,498
NiSource, Inc.	2,976	120,052
Public Service Enterprise Group, Inc.	977	82,244
Sempra	1,087	82,362
WEC Energy Group, Inc.	1,798	187,352
		1,434,880
OFFICE REITs — 0.1%
BXP, Inc. REIT	224	15,113
Cousins Properties, Inc. REIT	337	10,120
Highwoods Properties, Inc. REIT	608	18,903
Kilroy Realty Corp. REIT (b)	642	22,027
Vornado Realty Trust REIT	407	15,564
		81,727
OIL, GAS & CONSUMABLE FUELS — 2.5%
Antero Midstream Corp.	3,592	68,068
Antero Resources Corp. (a)	1,787	71,980
APA Corp.	581	10,626
Cheniere Energy, Inc.	293	71,351
Chevron Corp.	641	91,785
Chord Energy Corp.	56	5,424
ConocoPhillips	557	49,985
Coterra Energy, Inc.	6,187	157,026
Devon Energy Corp.	1,647	52,391
DT Midstream, Inc.	449	49,350
EOG Resources, Inc.	2,610	312,182
EQT Corp.	106	6,182
Exxon Mobil Corp.	262	28,244
Hess Corp.	860	119,144
HF Sinclair Corp.	362	14,871
Kinder Morgan, Inc.	3,115	91,581
Marathon Petroleum Corp.	1,016	168,768
Matador Resources Co.	632	30,159
Occidental Petroleum Corp.	469	19,703
ONEOK, Inc.	392	31,999
Ovintiv, Inc.	1,334	50,759
Permian Resources Corp.	9,409	128,150
Phillips 66 Co.	782	93,293
Range Resources Corp.	2,076	84,431

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Targa Resources Corp.	887	$154,409
Texas Pacific Land Corp.	119	125,710
Valero Energy Corp.	835	112,241
Viper Energy, Inc.	838	31,953
Williams Cos., Inc.	1,004	63,061
		2,294,826
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	1,829	157,276
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	1,164	67,430
Estee Lauder Cos., Inc. Class A	247	19,958
Kenvue, Inc.	6,320	132,278
		219,666
PHARMACEUTICALS — 0.8%
Bristol-Myers Squibb Co.	1,203	55,687
Corcept Therapeutics, Inc. (a)	1,308	96,007
Elanco Animal Health, Inc. (a)	1,036	14,794
Jazz Pharmaceuticals PLC (a)	821	87,125
Johnson & Johnson	210	32,078
Merck & Co., Inc.	221	17,494
Perrigo Co. PLC	774	20,681
Pfizer, Inc.	2,024	49,062
Royalty Pharma PLC Class A	7,575	272,927
Viatris, Inc.	5,168	46,150
Zoetis, Inc.	455	70,957
		762,962
PROFESSIONAL SERVICES — 3.4%
Automatic Data Processing, Inc.	422	130,145
Booz Allen Hamilton Holding Corp.	852	88,719
Broadridge Financial Solutions, Inc.	636	154,567
CACI International, Inc. Class A (a)	482	229,769
Concentrix Corp.	1,473	77,855
Dayforce, Inc. (a)	709	39,272
Dun & Bradstreet Holdings, Inc.	1,916	17,417
Equifax, Inc.	319	82,739
ExlService Holdings, Inc. (a)	3,370	147,572
FTI Consulting, Inc. (a)	259	41,829
Genpact Ltd.	5,224	229,908
Jacobs Solutions, Inc.	1,504	197,701
KBR, Inc.	628	30,106
Leidos Holdings, Inc.	2,596	409,545
ManpowerGroup, Inc.	206	8,322
Parsons Corp. (a)	793	56,914
Paychex, Inc.	1,105	160,733
Paycom Software, Inc.	1,681	388,983
Paylocity Holding Corp. (a)	637	115,418
Robert Half, Inc.	813	33,374
Science Applications International Corp.	1,435	161,595
SS&C Technologies Holdings, Inc.	1,899	157,237
TransUnion	876	77,088
Verisk Analytics, Inc.	392	122,108
		3,158,916
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A (a)	1,534	$214,944
CoStar Group, Inc. (a)	138	11,095
Howard Hughes Holdings, Inc. (a)	210	14,175
Jones Lang LaSalle, Inc. (a)	515	131,727
		371,941
RESIDENTIAL REITs — 0.5%
American Homes 4 Rent Class A REIT	876	31,597
AvalonBay Communities, Inc. REIT	356	72,446
Camden Property Trust REIT	162	18,256
Equity LifeStyle Properties, Inc. REIT	988	60,930
Equity Residential REIT	1,253	84,565
Essex Property Trust, Inc. REIT	307	87,004
Invitation Homes, Inc. REIT	649	21,287
Mid-America Apartment Communities, Inc. REIT	507	75,041
Sun Communities, Inc. REIT	91	11,511
UDR, Inc. REIT	265	10,820
		473,457
RETAIL REITs — 0.5%
Agree Realty Corp. REIT	319	23,306
Brixmor Property Group, Inc. REIT	2,461	64,085
Federal Realty Investment Trust REIT	306	29,067
Kimco Realty Corp. REIT	1,520	31,950
NNN REIT, Inc.	1,210	52,248
Realty Income Corp. REIT	399	22,986
Regency Centers Corp. REIT	677	48,223
Simon Property Group, Inc. REIT	1,050	168,798
		440,663
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Advanced Micro Devices, Inc. (a)	199	28,238
Amkor Technology, Inc.	471	9,886
Analog Devices, Inc.	276	65,694
Applied Materials, Inc.	439	80,368
Astera Labs, Inc. (a)	290	26,222
Cirrus Logic, Inc. (a)	1,030	107,383
Entegris, Inc.	63	5,081
First Solar, Inc. (a)	211	34,929
GLOBALFOUNDRIES, Inc. (a)	302	11,536
KLA Corp.	112	100,323
Lam Research Corp.	1,033	100,552
Lattice Semiconductor Corp. (a)	474	23,221
MACOM Technology Solutions Holdings, Inc. (a)	184	26,365
Marvell Technology, Inc.	520	40,248
Micron Technology, Inc.	385	47,451
MKS, Inc.	103	10,234
Monolithic Power Systems, Inc.	235	171,874
NVIDIA Corp.	636	100,482
ON Semiconductor Corp. (a)	964	50,523
Onto Innovation, Inc. (a)	55	5,551

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Qorvo, Inc. (a)	298	$25,303
QUALCOMM, Inc.	470	74,852
Skyworks Solutions, Inc.	1,457	108,576
Teradyne, Inc.	257	23,110
Texas Instruments, Inc.	340	70,591
Universal Display Corp.	217	33,518
		1,382,111
SOFTWARE — 6.3%
Adobe, Inc. (a)	133	51,455
ANSYS, Inc. (a)	569	199,844
Appfolio, Inc. Class A (a)	210	48,359
AppLovin Corp. Class A (a)	575	201,296
Atlassian Corp. Class A (a)	672	136,477
Autodesk, Inc. (a)	635	196,577
Bentley Systems, Inc. Class B	517	27,903
Bill Holdings, Inc. (a)	282	13,045
Cadence Design Systems, Inc. (a)	176	54,234
CCC Intelligent Solutions Holdings, Inc. (a)	1,089	10,248
Crowdstrike Holdings, Inc. Class A (a)	197	100,334
Datadog, Inc. Class A (a)	515	69,180
Docusign, Inc. (a)	6,570	511,737
Dolby Laboratories, Inc. Class A	904	67,131
Dropbox, Inc. Class A (a)	6,565	187,759
Dynatrace, Inc. (a)	4,829	266,609
Fair Isaac Corp. (a)	98	179,140
Fortinet, Inc. (a)	3,399	359,342
Gen Digital, Inc.	4,318	126,949
Gitlab, Inc. Class A (a) (b)	994	44,839
Guidewire Software, Inc. (a)	479	112,781
HubSpot, Inc. (a)	168	93,514
Intuit, Inc.	95	74,825
Manhattan Associates, Inc. (a)	308	60,821
Microsoft Corp.	163	81,078
Nutanix, Inc. Class A (a)	4,078	311,722
Oracle Corp.	61	13,336
Palantir Technologies, Inc. Class A (a)	571	77,839
Palo Alto Networks, Inc. (a)	805	164,735
Pegasystems, Inc.	1,411	76,377
Procore Technologies, Inc. (a)	827	56,583
PTC, Inc. (a)	359	61,870
RingCentral, Inc. Class A (a)	2,599	73,682
Roper Technologies, Inc.	127	71,989
Salesforce, Inc.	512	139,617
Samsara, Inc. Class A (a)	2,846	113,214
SentinelOne, Inc. Class A (a)	965	17,640
ServiceNow, Inc. (a)	118	121,314
Synopsys, Inc. (a)	191	97,922
Teradata Corp. (a)	788	17,580
Tyler Technologies, Inc. (a)	370	219,351
UiPath, Inc. Class A (a)	5,339	68,339
Workday, Inc. Class A (a)	784	188,160
Zoom Communications, Inc. (a)	7,014	546,952
Security Description	Shares	Value
Zscaler, Inc. (a)	253	$79,427
		5,793,126
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	183	40,447
CubeSmart REIT	1,348	57,290
Digital Realty Trust, Inc. REIT	106	18,479
EPR Properties REIT	559	32,567
Equinix, Inc. REIT	27	21,478
Extra Space Storage, Inc. REIT	198	29,193
Gaming & Leisure Properties, Inc. REIT	2,649	123,655
Iron Mountain, Inc. REIT	166	17,027
Lamar Advertising Co. Class A REIT	504	61,165
National Storage Affiliates Trust REIT	190	6,078
Public Storage REIT	438	128,518
Rayonier, Inc. REIT	1,982	43,961
SBA Communications Corp. REIT	590	138,556
VICI Properties, Inc. REIT	6,462	210,661
Weyerhaeuser Co. REIT	781	20,064
		949,139
SPECIALTY RETAIL — 2.8%
AutoNation, Inc. (a)	146	29,003
AutoZone, Inc. (a)	53	196,748
Bath & Body Works, Inc.	2,108	63,156
Best Buy Co., Inc.	1,996	133,991
Burlington Stores, Inc. (a)	518	120,508
CarMax, Inc. (a)	684	45,972
Carvana Co. (a)	257	86,599
Chewy, Inc. Class A (a)	4,334	184,715
Dick's Sporting Goods, Inc.	386	76,355
Five Below, Inc. (a)	536	70,312
Floor & Decor Holdings, Inc. Class A (a)	288	21,876
GameStop Corp. Class A (a)	1,798	43,853
Gap, Inc.	7,471	162,943
Home Depot, Inc.	32	11,732
Lithia Motors, Inc.	304	102,697
Lowe's Cos., Inc.	411	91,189
Murphy USA, Inc.	103	41,900
O'Reilly Automotive, Inc. (a)	1,737	156,556
Penske Automotive Group, Inc.	203	34,877
RH (a) (b)	38	7,182
Ross Stores, Inc.	1,243	158,582
TJX Cos., Inc.	1,195	147,571
Tractor Supply Co.	2,429	128,178
Ulta Beauty, Inc. (a)	481	225,021
Valvoline, Inc. (a)	534	20,223
Williams-Sonoma, Inc.	1,650	269,561
		2,631,300
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
Apple, Inc.	517	106,073
Dell Technologies, Inc. Class C	802	98,325

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Hewlett Packard Enterprise Co.	10,237	$209,347
HP, Inc.	4,991	122,080
NetApp, Inc.	1,393	148,424
Pure Storage, Inc. Class A (a)	1,508	86,830
Western Digital Corp.	94	6,015
		777,094
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Amer Sports, Inc. (a)	201	7,791
Birkenstock Holding PLC (a)	108	5,311
Columbia Sportswear Co.	323	19,729
Crocs, Inc. (a)	572	57,932
Deckers Outdoor Corp. (a)	622	64,110
Lululemon Athletica, Inc. (a)	514	122,116
NIKE, Inc. Class B	709	50,367
On Holding AG Class A (a)	2,235	116,332
PVH Corp.	301	20,649
Ralph Lauren Corp.	1,200	329,136
Skechers USA, Inc. Class A (a)	1,263	79,695
Tapestry, Inc.	2,572	225,847
VF Corp.	4,872	57,246
		1,156,261
TOBACCO — 0.6%
Altria Group, Inc.	7,306	428,351
Philip Morris International, Inc.	514	93,615
		521,966
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	1,448	84,694
Applied Industrial Technologies, Inc.	615	142,957
Core & Main, Inc. Class A (a)	1,027	61,979
Fastenal Co.	4,416	185,472
Ferguson Enterprises, Inc.	480	104,520
FTAI Aviation Ltd.	153	17,601
MSC Industrial Direct Co., Inc. Class A	1,159	98,538
QXO, Inc. (a)	1,181	25,439
SiteOne Landscape Supply, Inc. (a)	327	39,547
United Rentals, Inc.	274	206,432
Watsco, Inc.	220	97,156
WESCO International, Inc.	696	128,899
WW Grainger, Inc.	196	203,887
		1,397,121
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	655	91,117
Security Description	Shares	Value
Essential Utilities, Inc.	1,699	$63,101
		154,218
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Millicom International Cellular SA	3,344	125,300
T-Mobile U.S., Inc.	151	35,977
		161,277
TOTAL COMMON STOCKS (Cost $77,630,718)		92,385,197
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	287,889	287,889
State Street Navigator Securities Lending Portfolio II (c) (g)	254,914	254,914
TOTAL SHORT-TERM INVESTMENTS (Cost $542,803)		542,803
TOTAL INVESTMENTS — 100.4% (Cost $78,173,521)		92,928,000
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(359,578)
NET ASSETS — 100.0%		$92,568,422
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	1	09/19/2025	$166,001	$171,171	$5,170
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

During the year ended June 30, 2025, the average notional value related to futures contracts was $159,330.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$92,385,197	$—	$0(a)	$92,385,197
Short-Term Investments	542,803	—	—	542,803
TOTAL INVESTMENTS	$92,928,000	$—	$0	$92,928,000
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$5,170	$—	$—	$5,170
TOTAL OTHER FINANCIAL INSTRUMENTS:	$5,170	$—	$—	$5,170
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	668	$49,432	$788	$38,636	$8,708	$7,144	258	$27,436	$1,361
State Street Institutional Liquid Reserves Fund, Premier Class	137,550	137,591	464,456	602,048	7	(6)	—	—	1,416
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,634,220	2,346,331	—	—	287,889	287,889	6,464
State Street Navigator Securities Lending Portfolio II	370,318	370,318	13,640,408	13,755,812	—	—	254,914	254,914	1,057
Total		$557,341	$16,739,872	$16,742,827	$8,715	$7,138		$570,239	$10,298
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.3%
Hexcel Corp.	10,300	$581,847
Huntington Ingalls Industries, Inc.	7,570	1,827,852
		2,409,699
AIR FREIGHT & LOGISTICS — 4.1%
CH Robinson Worldwide, Inc.	35,231	3,380,414
Expeditors International of Washington, Inc.	20,800	2,376,400
FedEx Corp.	33,800	7,683,078
United Parcel Service, Inc. Class B	206,600	20,854,204
		34,294,096
AIRLINES — 0.3%
Southwest Airlines Co. (a)	67,651	2,194,598
AUTO COMPONENTS — 0.6%
BorgWarner, Inc.	59,138	1,979,940
Gentex Corp.	67,786	1,490,614
Lear Corp.	16,030	1,522,530
		4,993,084
AUTOMOBILES — 1.5%
Ford Motor Co.	962,084	10,438,611
Harley-Davidson, Inc.	33,466	789,798
Thor Industries, Inc.	15,289	1,357,816
		12,586,225
BANKS — 2.8%
Bank OZK	32,011	1,506,438
BOK Financial Corp.	3,300	322,179
Citizens Financial Group, Inc.	47,843	2,140,974
Columbia Banking System, Inc.	62,665	1,465,108
Comerica, Inc.	24,491	1,460,888
Cullen/Frost Bankers, Inc.	7,563	972,148
East West Bancorp, Inc.	16,210	1,636,886
Fifth Third Bancorp	61,800	2,541,834
First Hawaiian, Inc.	25,455	635,357
First Horizon Corp.	60,904	1,291,165
FNB Corp.	67,916	990,215
Popular, Inc.	7,427	818,530
Prosperity Bancshares, Inc.	11,616	815,908
Regions Financial Corp.	116,426	2,738,339
Synovus Financial Corp.	18,644	964,827
Webster Financial Corp.	25,943	1,416,488
Zions Bancorp NA	28,509	1,480,757
		23,198,041
BEVERAGES — 0.6%
Brown-Forman Corp. Class A (a)	6,900	189,543
Brown-Forman Corp. Class B	23,300	627,003
Constellation Brands, Inc. Class A	11,400	1,854,552
Molson Coors Beverage Co. Class B	50,291	2,418,494
		5,089,592
BROADLINE RETAIL — 0.5%
eBay, Inc.	44,507	3,313,991
Security Description	Shares	Value
Macy's, Inc.	83,098	$968,923
		4,282,914
BUILDING PRODUCTS — 1.4%
A.O. Smith Corp.	34,611	2,269,443
Allegion PLC	8,523	1,228,335
Fortune Brands Innovations, Inc.	36,306	1,869,033
Masco Corp.	63,288	4,073,216
Owens Corning	14,718	2,024,019
		11,464,046
CAPITAL MARKETS — 2.7%
Carlyle Group, Inc.	32,100	1,649,940
Evercore, Inc. Class A	8,162	2,203,903
Franklin Resources, Inc.	53,882	1,285,086
Hamilton Lane, Inc. Class A	5,200	739,024
Houlihan Lokey, Inc.	7,072	1,272,606
Invesco Ltd.	109,100	1,720,507
Janus Henderson Group PLC	37,631	1,461,588
Lazard, Inc.	33,000	1,583,340
MarketAxess Holdings, Inc.	4,910	1,096,599
SEI Investments Co.	11,011	989,448
T. Rowe Price Group, Inc.	65,557	6,326,251
Virtu Financial, Inc. Class A	10,505	470,519
XP, Inc. Class A	89,243	1,802,709
		22,601,520
CHEMICALS — 4.3%
Ashland, Inc.	14,000	703,920
Celanese Corp.	33,413	1,848,741
CF Industries Holdings, Inc.	49,689	4,571,388
Dow, Inc.	212,198	5,619,003
DuPont de Nemours, Inc.	39,100	2,681,869
Eastman Chemical Co.	34,433	2,570,768
Element Solutions, Inc.	34,700	785,955
FMC Corp.	37,201	1,553,142
Huntsman Corp.	49,293	513,633
LyondellBasell Industries NV Class A	76,805	4,443,937
Mosaic Co.	60,618	2,211,345
NewMarket Corp.	536	370,301
Olin Corp.	34,404	691,176
PPG Industries, Inc.	29,299	3,332,761
RPM International, Inc.	23,300	2,559,272
Scotts Miracle-Gro Co.	13,140	866,715
Westlake Corp.	10,000	759,300
		36,083,226
COMMERCIAL SERVICES & SUPPLIES — 0.1%
MSA Safety, Inc.	3,900	653,367
COMMUNICATIONS EQUIPMENT — 0.3%
Juniper Networks, Inc.	63,982	2,554,801
CONSUMER FINANCE — 1.3%
Ally Financial, Inc.	38,341	1,493,382
OneMain Holdings, Inc.	35,697	2,034,729
Synchrony Financial	109,659	7,318,642
		10,846,753

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.0%
Albertsons Cos., Inc. Class A	124,164	$2,670,768
Dollar General Corp.	65,872	7,534,439
Kroger Co.	46,604	3,342,905
Sysco Corp.	50,690	3,839,260
Target Corp.	136,314	13,447,376
Walgreens Boots Alliance, Inc.	214,262	2,459,728
		33,294,476
CONTAINERS & PACKAGING — 2.7%
Amcor PLC	588,700	5,410,153
Ardagh Group SA (a) (b)	6,370	68,159
Avery Dennison Corp.	17,900	3,140,913
Graphic Packaging Holding Co.	69,550	1,465,419
International Paper Co.	119,659	5,603,631
Packaging Corp. of America	26,460	4,986,387
Sealed Air Corp.	43,733	1,357,035
Silgan Holdings, Inc.	8,212	444,926
Sonoco Products Co.	13,648	594,507
		23,071,130
DISTRIBUTORS — 1.1%
Genuine Parts Co.	38,777	4,704,038
LKQ Corp.	77,820	2,880,118
Pool Corp.	6,936	2,021,705
		9,605,861
DIVERSIFIED CONSUMER SERVICES — 0.5%
ADT, Inc.	106,028	898,057
H&R Block, Inc.	39,711	2,179,737
Service Corp. International	12,911	1,050,955
		4,128,749
DIVERSIFIED REITs — 0.3%
WP Carey, Inc. REIT	41,909	2,614,283
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc. (a)	28,472	859,000
ELECTRIC UTILITIES — 5.8%
Alliant Energy Corp.	40,282	2,435,852
American Electric Power Co., Inc.	48,703	5,053,423
Edison International	114,268	5,896,229
Entergy Corp.	41,525	3,451,558
Evergy, Inc.	69,001	4,756,239
Eversource Energy	58,571	3,726,287
Exelon Corp.	125,330	5,441,829
FirstEnergy Corp.	96,932	3,902,482
IDACORP, Inc.	13,538	1,562,962
OGE Energy Corp.	60,220	2,672,564
Pinnacle West Capital Corp.	35,679	3,192,200
PPL Corp.	91,867	3,113,373
Xcel Energy, Inc.	55,184	3,758,030
		48,963,028
ELECTRICAL EQUIPMENT — 0.1%
Sensata Technologies Holding PLC	41,200	1,240,532
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Avnet, Inc.	21,100	$1,119,988
Littelfuse, Inc.	2,700	612,171
TD SYNNEX Corp.	14,900	2,021,930
		3,754,089
ENERGY EQUIPMENT & SERVICES — 2.5%
Baker Hughes Co.	131,678	5,048,535
Halliburton Co.	257,080	5,239,290
NOV, Inc.	112,000	1,392,160
Schlumberger NV	287,600	9,720,880
		21,400,865
FINANCIAL SERVICES — 0.8%
Corebridge Financial, Inc.	22,100	784,550
Global Payments, Inc.	28,100	2,249,124
MGIC Investment Corp.	69,990	1,948,521
UWM Holdings Corp.	19,663	81,405
Voya Financial, Inc.	12,500	887,500
Western Union Co.	98,945	833,117
		6,784,217
FOOD PRODUCTS — 6.5%
Archer-Daniels-Midland Co.	134,323	7,089,568
Bunge Global SA	39,858	3,199,800
Campbell's Co.	40,184	1,231,640
Conagra Brands, Inc.	142,702	2,921,110
Flowers Foods, Inc.	55,977	894,512
General Mills, Inc.	164,213	8,507,876
Hershey Co.	41,723	6,923,932
Hormel Foods Corp.	86,764	2,624,611
Ingredion, Inc.	19,142	2,596,038
J.M. Smucker Co.	10,405	1,021,771
Kellanova	32,509	2,585,441
Kraft Heinz Co.	240,349	6,205,811
Lamb Weston Holdings, Inc.	40,900	2,120,665
McCormick & Co., Inc.	23,533	1,784,272
Tyson Foods, Inc. Class A	83,902	4,693,478
		54,400,525
GAS UTILITIES — 0.8%
Atmos Energy Corp.	11,963	1,843,618
MDU Resources Group, Inc.	38,880	648,129
National Fuel Gas Co.	24,153	2,046,001
UGI Corp.	64,522	2,349,891
		6,887,639
GROUND TRANSPORTATION — 0.7%
JB Hunt Transport Services, Inc.	13,800	1,981,680
Knight-Swift Transportation Holdings, Inc.	25,905	1,145,778
Landstar System, Inc.	3,700	514,374
Ryder System, Inc.	12,062	1,917,858
Schneider National, Inc. Class B	15,461	373,383
		5,933,073

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Dentsply Sirona, Inc.	59,737	$948,624
Teleflex, Inc.	4,100	485,276
		1,433,900
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Cardinal Health, Inc.	34,108	5,730,144
CVS Health Corp.	115,235	7,948,910
Humana, Inc.	28,800	7,041,024
		20,720,078
HEALTH CARE REITs — 0.7%
Alexandria Real Estate Equities, Inc. REIT	18,200	1,321,866
Healthpeak Properties, Inc. REIT	70,385	1,232,441
Omega Healthcare Investors, Inc. REIT	85,854	3,146,549
		5,700,856
HOTEL & RESORT REITs — 0.4%
Host Hotels & Resorts, Inc. REIT	205,583	3,157,755
Park Hotels & Resorts, Inc. REIT	58,847	602,005
		3,759,760
HOTELS, RESTAURANTS & LEISURE — 1.9%
Boyd Gaming Corp.	6,028	471,571
Darden Restaurants, Inc.	25,264	5,506,794
Las Vegas Sands Corp.	46,300	2,014,513
Restaurant Brands International, Inc.	35,300	2,340,037
Texas Roadhouse, Inc.	8,047	1,508,088
Travel & Leisure Co.	18,817	971,145
Vail Resorts, Inc.	10,768	1,691,976
Wendy's Co. (a)	49,074	560,425
Wyndham Hotels & Resorts, Inc.	10,321	838,169
		15,902,718
HOUSEHOLD DURABLES — 1.1%
Lennar Corp. Class A	56,700	6,271,587
Lennar Corp. Class B	2,600	273,650
Newell Brands, Inc.	125,027	675,146
Whirlpool Corp. (a)	16,104	1,633,268
		8,853,651
HOUSEHOLD PRODUCTS — 1.0%
Clorox Co.	15,332	1,840,913
Kimberly-Clark Corp.	49,344	6,361,429
Reynolds Consumer Products, Inc.	16,334	349,874
		8,552,216
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	212,836	2,239,035
Clearway Energy, Inc. Class A	10,397	314,613
Clearway Energy, Inc. Class C	24,430	781,760
		3,335,408
INDUSTRIAL REITs — 0.6%
EastGroup Properties, Inc. REIT	8,561	1,430,714
Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	35,883	$1,727,049
Rexford Industrial Realty, Inc. REIT	29,600	1,052,872
STAG Industrial, Inc. REIT	30,028	1,089,416
		5,300,051
INSURANCE — 3.4%
American Financial Group, Inc.	15,388	1,942,120
Axis Capital Holdings Ltd.	16,508	1,713,861
Cincinnati Financial Corp.	45,576	6,787,178
CNA Financial Corp.	4,616	214,782
Everest Group Ltd.	8,561	2,909,456
Fidelity National Financial, Inc.	52,837	2,962,042
First American Financial Corp.	17,786	1,091,883
Hanover Insurance Group, Inc.	7,500	1,274,025
Kemper Corp.	12,200	787,388
Lincoln National Corp.	47,500	1,643,500
Old Republic International Corp.	68,557	2,635,331
Principal Financial Group, Inc.	27,100	2,152,553
Unum Group	28,665	2,314,985
		28,429,104
INTERACTIVE MEDIA & SERVICES — 0.2%
Match Group, Inc.	67,500	2,085,075
IT SERVICES — 0.4%
Amdocs Ltd.	33,077	3,017,945
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	19,688	1,087,565
LEISURE PRODUCTS — 0.3%
Hasbro, Inc.	39,612	2,924,158
MACHINERY — 4.0%
CNH Industrial NV	96,762	1,254,035
Cummins, Inc.	14,743	4,828,332
Donaldson Co., Inc.	30,625	2,123,844
Flowserve Corp.	23,547	1,232,685
Lincoln Electric Holdings, Inc.	6,665	1,381,788
Mueller Industries, Inc.	13,300	1,056,951
Oshkosh Corp.	19,205	2,180,536
PACCAR, Inc.	84,251	8,008,900
Snap-on, Inc.	15,326	4,769,145
Stanley Black & Decker, Inc.	46,326	3,138,586
Timken Co.	18,527	1,344,134
Toro Co.	29,945	2,116,513
		33,435,449
MEDIA — 1.1%
Interpublic Group of Cos., Inc.	110,551	2,706,289
Nexstar Media Group, Inc.	8,408	1,454,164
Omnicom Group, Inc.	57,993	4,172,016
Paramount Global Class B	66,100	852,690
		9,185,159
METALS & MINING — 2.7%
Alcoa Corp.	70,200	2,071,602
Newmont Corp.	108,200	6,303,732
Nucor Corp.	51,700	6,697,218

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Reliance, Inc.	13,944	$4,377,022
Steel Dynamics, Inc.	24,503	3,136,629
		22,586,203
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
AGNC Investment Corp. REIT	177,600	1,632,144
Annaly Capital Management, Inc. REIT	179,300	3,374,426
Rithm Capital Corp. REIT	143,377	1,618,726
Starwood Property Trust, Inc. REIT	47,335	950,014
		7,575,310
MULTI-UTILITIES — 3.2%
Ameren Corp.	33,765	3,242,791
CenterPoint Energy, Inc.	51,295	1,884,578
CMS Energy Corp.	50,152	3,474,531
Consolidated Edison, Inc.	39,966	4,010,588
Dominion Energy, Inc.	84,578	4,780,348
DTE Energy Co.	32,086	4,250,112
NiSource, Inc.	46,304	1,867,903
WEC Energy Group, Inc.	33,166	3,455,897
		26,966,748
OFFICE REITs — 0.2%
Highwoods Properties, Inc. REIT	25,039	778,463
Kilroy Realty Corp. REIT	35,152	1,206,065
		1,984,528
OIL, GAS & CONSUMABLE FUELS — 7.0%
Antero Midstream Corp.	79,155	1,499,987
APA Corp.	106,298	1,944,191
Chord Energy Corp.	17,695	1,713,761
Civitas Resources, Inc.	27,633	760,460
Coterra Energy, Inc.	226,206	5,741,108
Devon Energy Corp.	186,476	5,931,802
EOG Resources, Inc.	120,812	14,450,323
HF Sinclair Corp.	47,854	1,965,842
Marathon Petroleum Corp.	28,300	4,700,913
Matador Resources Co.	35,000	1,670,200
Ovintiv, Inc.	77,800	2,960,290
Permian Resources Corp.	191,100	2,602,782
Phillips 66 Co.	47,400	5,654,820
Valero Energy Corp.	45,556	6,123,638
Viper Energy, Inc.	28,478	1,085,866
		58,805,983
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	13,600	1,169,464
PERSONAL CARE PRODUCTS — 0.7%
Estee Lauder Cos., Inc. Class A	70,100	5,664,080
PHARMACEUTICALS — 1.1%
Organon & Co.	77,886	753,936
Perrigo Co. PLC	40,811	1,090,470
Royalty Pharma PLC Class A	116,951	4,213,745
Viatris, Inc.	355,681	3,176,231
		9,234,382
Security Description	Shares	Value
PROFESSIONAL SERVICES — 1.2%
Booz Allen Hamilton Holding Corp.	37,500	$3,904,875
Concentrix Corp.	13,600	718,828
Dun & Bradstreet Holdings, Inc.	55,000	499,950
Genpact Ltd.	40,028	1,761,632
ManpowerGroup, Inc.	13,851	559,581
Robert Half, Inc.	29,603	1,215,203
Science Applications International Corp.	12,000	1,351,320
		10,011,389
RESIDENTIAL REITs — 2.0%
American Homes 4 Rent Class A REIT	30,000	1,082,100
AvalonBay Communities, Inc. REIT	15,640	3,182,740
Equity LifeStyle Properties, Inc. REIT	42,331	2,610,553
Equity Residential REIT	54,786	3,697,507
Essex Property Trust, Inc. REIT	13,314	3,773,187
Mid-America Apartment Communities, Inc. REIT	17,095	2,530,231
		16,876,318
RETAIL REITs — 2.1%
Agree Realty Corp. REIT	10,171	743,093
Brixmor Property Group, Inc. REIT	87,038	2,266,470
Federal Realty Investment Trust REIT	18,165	1,725,493
Kimco Realty Corp. REIT	61,406	1,290,754
NNN REIT, Inc.	56,028	2,419,289
Regency Centers Corp. REIT	22,137	1,576,819
Simon Property Group, Inc. REIT	45,279	7,279,052
		17,300,970
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Amkor Technology, Inc.	34,250	718,908
Skyworks Solutions, Inc.	45,950	3,424,194
		4,143,102
SOFTWARE — 0.2%
Dolby Laboratories, Inc. Class A	17,167	1,274,821
SPECIALIZED REITs — 3.2%
CubeSmart REIT	67,861	2,884,092
EPR Properties REIT	17,276	1,006,500
Gaming & Leisure Properties, Inc. REIT	79,137	3,694,115
Lamar Advertising Co. Class A REIT	26,269	3,188,006
National Storage Affiliates Trust REIT	20,632	660,018
Public Storage REIT	19,633	5,760,715
Rayonier, Inc. REIT	46,455	1,030,372
VICI Properties, Inc. REIT	276,978	9,029,483
		27,253,301
SPECIALTY RETAIL — 2.2%
Bath & Body Works, Inc.	63,798	1,911,388
Best Buy Co., Inc.	57,973	3,891,728

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Dick's Sporting Goods, Inc.	16,266	$3,217,577
Gap, Inc.	68,935	1,503,472
Penske Automotive Group, Inc.	5,532	950,453
Tractor Supply Co.	80,200	4,232,154
Williams-Sonoma, Inc.	18,983	3,101,253
		18,808,025
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Hewlett Packard Enterprise Co.	393,250	8,041,962
HP, Inc.	282,782	6,916,848
NetApp, Inc.	60,892	6,488,043
		21,446,853
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Columbia Sportswear Co.	7,818	477,524
NIKE, Inc. Class B	156,300	11,103,552
Ralph Lauren Corp.	5,355	1,468,769
Tapestry, Inc.	23,319	2,047,641
VF Corp. (a)	105,305	1,237,334
		16,334,820
TOBACCO — 1.5%
Altria Group, Inc.	210,314	12,330,710
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Air Lease Corp.	13,934	815,000
MSC Industrial Direct Co., Inc. Class A	13,213	1,123,369
Watsco, Inc.	7,118	3,143,451
		5,081,820
WATER UTILITIES — 0.3%
Essential Utilities, Inc.	60,835	2,259,412
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Millicom International Cellular SA	30,800	1,154,076
TOTAL COMMON STOCKS (Cost $827,679,184)		838,174,837
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	354,937	$354,937
State Street Navigator Securities Lending Portfolio II (e) (f)	2,849,891	2,849,891
TOTAL SHORT-TERM INVESTMENTS (Cost $3,204,828)		3,204,828
TOTAL INVESTMENTS — 100.1% (Cost $830,884,012)		841,379,665
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(787,918)
NET ASSETS — 100.0%		$840,591,747
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	8	09/19/2025	$2,432,534	$2,501,500	$68,966

During the year ended June 30, 2025, the average notional value related to futures contracts was $2,329,877.
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$838,174,837	$—	$—	$838,174,837
Short-Term Investments	3,204,828	—	—	3,204,828
TOTAL INVESTMENTS	$841,379,665	$—	$—	$841,379,665
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$68,966	$—	$—	$68,966
TOTAL OTHER FINANCIAL INSTRUMENTS:	$68,966	$—	$—	$68,966

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$4,945,805	$4,945,805	$—	$—	—	$—	$17,288
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	42,575,684	42,220,747	—	—	354,937	354,937	77,757
State Street Navigator Securities Lending Portfolio II	652,751	652,751	70,292,660	68,095,520	—	—	2,849,891	2,849,891	129,858
Total		$652,751	$117,814,149	$115,262,072	$—	$—		$3,204,828	$224,903
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 4.0%
ATI, Inc. (a)	208,524	$18,003,962
BWX Technologies, Inc.	135,078	19,459,337
Curtiss-Wright Corp.	55,753	27,238,128
Hexcel Corp.	59,775	3,376,690
Woodward, Inc.	87,913	21,546,597
		89,624,714
AIRLINES — 0.9%
Alaska Air Group, Inc. (a)	179,132	8,863,452
American Airlines Group, Inc. (a) (b)	973,906	10,927,225
		19,790,677
AUTO COMPONENTS — 0.1%
Gentex Corp.	137,046	3,013,642
BANKS — 4.1%
Commerce Bancshares, Inc.	102,285	6,359,059
Cullen/Frost Bankers, Inc.	66,384	8,532,999
East West Bancorp, Inc.	203,696	20,569,222
First Financial Bankshares, Inc.	106,588	3,835,036
Glacier Bancorp, Inc.	79,152	3,409,868
Home BancShares, Inc.	103,728	2,952,099
International Bancshares Corp.	56,036	3,729,756
Pinnacle Financial Partners, Inc.	72,702	8,027,028
Synovus Financial Corp.	100,643	5,208,275
UMB Financial Corp.	61,210	6,436,844
Western Alliance Bancorp	161,055	12,559,069
Wintrust Financial Corp.	51,414	6,374,308
Zions Bancorp NA	87,243	4,531,401
		92,524,964
BEVERAGES — 0.7%
Celsius Holdings, Inc. (a)	148,761	6,901,023
Coca-Cola Consolidated, Inc.	86,534	9,661,521
		16,562,544
BIOTECHNOLOGY — 3.4%
Cytokinetics, Inc. (a)	88,813	2,934,382
Exelixis, Inc. (a)	402,993	17,761,916
Halozyme Therapeutics, Inc. (a)	181,957	9,465,403
Neurocrine Biosciences, Inc. (a)	146,249	18,382,037
Roivant Sciences Ltd. (a) (b)	622,313	7,013,467
Sarepta Therapeutics, Inc. (a)	146,148	2,499,131
United Therapeutics Corp. (a)	66,691	19,163,659
		77,219,995
BROADLINE RETAIL — 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	53,527	7,053,788
BUILDING PRODUCTS — 2.9%
AAON, Inc. (b)	99,637	7,348,229
Advanced Drainage Systems, Inc.	50,109	5,755,520
Carlisle Cos., Inc.	63,803	23,824,040
Owens Corning	125,691	17,285,026
Security Description	Shares	Value
Simpson Manufacturing Co., Inc. (b)	40,767	$6,331,523
Trex Co., Inc. (a)	77,614	4,220,649
		64,764,987
CAPITAL MARKETS — 5.6%
Affiliated Managers Group, Inc.	17,286	3,401,366
Carlyle Group, Inc. (b)	116,496	5,987,894
Evercore, Inc. Class A	53,134	14,347,243
Federated Hermes, Inc.	68,385	3,030,823
Hamilton Lane, Inc. Class A (b)	64,022	9,098,807
Houlihan Lokey, Inc.	79,437	14,294,688
Interactive Brokers Group, Inc. Class A	644,585	35,716,455
Janus Henderson Group PLC	74,979	2,912,184
Jefferies Financial Group, Inc.	127,669	6,982,218
Morningstar, Inc.	39,312	12,341,216
SEI Investments Co.	85,264	7,661,823
Stifel Financial Corp.	107,719	11,179,078
		126,953,795
CHEMICALS — 1.1%
Axalta Coating Systems Ltd. (a)	174,481	5,180,341
Cabot Corp.	44,707	3,353,025
NewMarket Corp.	4,892	3,379,687
RPM International, Inc.	108,162	11,880,514
Scotts Miracle-Gro Co.	23,807	1,570,310
		25,363,877
COMMERCIAL SERVICES & SUPPLIES — 3.0%
Brink's Co.	31,262	2,791,384
Clean Harbors, Inc. (a)	74,464	17,214,587
MSA Safety, Inc.	29,071	4,870,265
RB Global, Inc.	273,830	29,078,008
Tetra Tech, Inc.	389,338	14,000,594
		67,954,838
COMMUNICATIONS EQUIPMENT — 0.7%
Ciena Corp. (a)	125,960	10,244,327
Lumentum Holdings, Inc. (a) (b)	64,578	6,138,785
		16,383,112
CONSTRUCTION & ENGINEERING — 4.8%
AECOM	103,547	11,686,314
API Group Corp. (a)	212,501	10,848,176
Comfort Systems USA, Inc.	52,062	27,916,165
EMCOR Group, Inc.	66,107	35,359,973
MasTec, Inc. (a)	90,553	15,432,948
Valmont Industries, Inc.	21,668	7,076,119
		108,319,695
CONSTRUCTION MATERIALS — 0.7%
Eagle Materials, Inc.	49,195	9,942,802
Knife River Corp. (a)	83,688	6,832,288
		16,775,090
CONSUMER FINANCE — 0.7%
FirstCash Holdings, Inc.	36,509	4,933,826

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
SLM Corp.	309,858	$10,160,244
		15,094,070
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
BJ's Wholesale Club Holdings, Inc. (a)	91,652	9,882,835
Casey's General Stores, Inc.	37,869	19,323,414
Maplebear, Inc. (a)	111,699	5,053,263
Sprouts Farmers Market, Inc. (a)	144,726	23,827,689
		58,087,201
CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	51,711	8,089,152
Graphic Packaging Holding Co.	173,904	3,664,157
		11,753,309
DIVERSIFIED CONSUMER SERVICES — 2.3%
Duolingo, Inc. (a)	58,020	23,789,361
Grand Canyon Education, Inc. (a)	41,292	7,804,188
H&R Block, Inc.	197,697	10,851,588
Service Corp. International	128,278	10,441,829
		52,886,966
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc. (b)	78,738	2,375,525
ELECTRIC UTILITIES — 0.2%
IDACORP, Inc. (b)	32,909	3,799,344
ELECTRICAL EQUIPMENT — 1.4%
Acuity, Inc.	45,257	13,501,973
nVent Electric PLC	243,319	17,823,117
		31,325,090
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Belden, Inc.	58,401	6,762,836
Cognex Corp.	99,786	3,165,212
Coherent Corp. (a)	229,777	20,498,406
Crane NXT Co. (b)	29,350	1,581,965
Fabrinet (a)	52,986	15,613,914
Novanta, Inc. (a)	32,447	4,183,392
Vontier Corp.	92,332	3,407,051
		55,212,776
ENERGY EQUIPMENT & SERVICES — 0.4%
ChampionX Corp.	113,839	2,827,761
Valaris Ltd. (a) (b)	96,686	4,071,448
Weatherford International PLC	51,801	2,606,108
		9,505,317
ENTERTAINMENT — 0.1%
Warner Music Group Corp. Class A	104,061	2,834,622
FINANCIAL SERVICES — 2.4%
Equitable Holdings, Inc.	449,317	25,206,684
Euronet Worldwide, Inc. (a)	35,461	3,595,036
MGIC Investment Corp.	168,472	4,690,260
Security Description	Shares	Value
Shift4 Payments, Inc. Class A (a) (b)	99,650	$9,876,312
Voya Financial, Inc.	73,976	5,252,296
WEX, Inc. (a)	35,409	5,201,228
		53,821,816
FOOD PRODUCTS — 0.7%
Ingredion, Inc.	40,846	5,539,534
Lancaster Colony Corp.	14,080	2,432,602
Pilgrim's Pride Corp.	59,896	2,694,122
Post Holdings, Inc. (a)	37,386	4,076,196
		14,742,454
GROUND TRANSPORTATION — 1.2%
Ryder System, Inc.	32,348	5,143,332
Saia, Inc. (a)	39,350	10,781,506
XPO, Inc. (a) (b)	85,206	10,760,666
		26,685,504
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Globus Medical, Inc. Class A (a)	166,821	9,845,775
Haemonetics Corp. (a)	43,298	3,230,464
Lantheus Holdings, Inc. (a) (b)	102,096	8,357,579
LivaNova PLC (a)	33,271	1,497,860
Masimo Corp. (a)	66,466	11,180,911
Penumbra, Inc. (a)	37,140	9,531,238
		43,643,827
HEALTH CARE PROVIDERS & SERVICES — 3.2%
Chemed Corp.	9,940	4,840,084
Encompass Health Corp.	105,678	12,959,293
Ensign Group, Inc.	84,334	13,009,363
HealthEquity, Inc. (a)	127,956	13,404,670
Hims & Hers Health, Inc. (a) (b)	289,849	14,448,973
Tenet Healthcare Corp. (a)	83,751	14,740,176
		73,402,559
HEALTH CARE REITs — 0.3%
Omega Healthcare Investors, Inc. REIT	171,133	6,272,024
HEALTH CARE TECHNOLOGY — 0.5%
Doximity, Inc. Class A (a)	197,176	12,094,776
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	145,578	1,489,263
HOTELS, RESTAURANTS & LEISURE — 5.2%
Boyd Gaming Corp. (b)	55,033	4,305,231
Cava Group, Inc. (a) (b)	94,705	7,977,002
Choice Hotels International, Inc. (b)	32,702	4,149,230
Churchill Downs, Inc.	106,629	10,769,529
Hilton Grand Vacations, Inc. (a) (b)	85,834	3,564,686
Hyatt Hotels Corp. Class A (b)	61,875	8,640,844
Light & Wonder, Inc. (a) (b)	124,583	11,992,359
Planet Fitness, Inc. Class A (a)	123,885	13,509,659
Texas Roadhouse, Inc.	98,080	18,381,173

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Travel & Leisure Co.	98,157	$5,065,883
Vail Resorts, Inc. (b)	29,246	4,595,424
Wendy's Co. (b)	107,933	1,232,595
Wingstop, Inc.	41,224	13,881,770
Wyndham Hotels & Resorts, Inc.	113,623	9,227,324
		117,292,709
HOUSEHOLD DURABLES — 2.0%
KB Home	55,442	2,936,763
Somnigroup International, Inc. (b)	179,937	12,244,713
Toll Brothers, Inc.	146,927	16,768,778
TopBuild Corp. (a)	41,985	13,592,224
		45,542,478
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Ormat Technologies, Inc. (b)	38,536	3,227,775
INDUSTRIAL REITs — 0.5%
EastGroup Properties, Inc. REIT	36,459	6,093,028
First Industrial Realty Trust, Inc. REIT	105,647	5,084,790
		11,177,818
INSURANCE — 3.2%
American Financial Group, Inc.	46,724	5,897,036
Kinsale Capital Group, Inc. (b)	32,750	15,847,725
Primerica, Inc.	48,585	13,296,257
RenaissanceRe Holdings Ltd.	71,933	17,472,526
RLI Corp.	123,317	8,905,954
Ryan Specialty Holdings, Inc.	158,949	10,806,942
		72,226,440
IT SERVICES — 1.5%
Kyndryl Holdings, Inc. (a)	192,652	8,083,678
Okta, Inc. (a)	247,112	24,703,787
		32,787,465
LEISURE EQUIPMENT & PRODUCTS — 0.1%
YETI Holdings, Inc. (a)	51,693	1,629,363
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Bruker Corp.	75,675	3,117,810
Illumina, Inc. (a)	121,593	11,601,188
Medpace Holdings, Inc. (a)	34,831	10,932,058
Repligen Corp. (a)	32,575	4,051,679
Sotera Health Co. (a) (b)	104,829	1,165,698
		30,868,433
MACHINERY — 5.1%
Chart Industries, Inc. (a)	66,311	10,918,106
Crane Co.	38,234	7,260,254
Donaldson Co., Inc.	100,666	6,981,187
Esab Corp.	84,110	10,139,461
Flowserve Corp.	135,281	7,081,960
Graco, Inc.	120,918	10,395,321
ITT, Inc.	82,511	12,940,200
Lincoln Electric Holdings, Inc.	46,985	9,740,930
Mueller Industries, Inc.	163,489	12,992,471
Security Description	Shares	Value
RBC Bearings, Inc. (a)	46,322	$17,824,706
Toro Co.	61,984	4,381,029
Watts Water Technologies, Inc. Class A	20,720	5,094,841
		115,750,466
MARINE — 0.4%
Kirby Corp. (a)	82,820	9,392,616
MEDIA — 0.4%
EchoStar Corp. Class A (a) (b)	97,736	2,707,287
New York Times Co. Class A	129,545	7,251,929
		9,959,216
METALS & MINING — 1.2%
Carpenter Technology Corp.	73,565	20,331,895
Royal Gold, Inc.	43,669	7,766,095
		28,097,990
OFFICE REITs — 0.4%
COPT Defense Properties REIT	87,063	2,401,197
Vornado Realty Trust REIT	180,174	6,889,854
		9,291,051
OIL, GAS & CONSUMABLE FUELS — 2.7%
Antero Midstream Corp.	247,948	4,698,615
CNX Resources Corp. (a) (b)	213,911	7,204,522
DT Midstream, Inc.	150,153	16,503,316
Matador Resources Co.	110,101	5,254,020
Permian Resources Corp.	942,303	12,834,167
Range Resources Corp.	162,455	6,607,045
Viper Energy, Inc.	193,407	7,374,609
		60,476,294
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	91,389	7,858,540
PERSONAL CARE PRODUCTS — 0.7%
BellRing Brands, Inc. (a)	86,370	5,003,414
elf Beauty, Inc. (a) (b)	83,321	10,368,465
		15,371,879
PROFESSIONAL SERVICES — 2.2%
CACI International, Inc. Class A (a) (b)	19,461	9,277,059
ExlService Holdings, Inc. (a)	240,307	10,523,044
Exponent, Inc.	44,985	3,360,829
Genpact Ltd.	126,018	5,546,052
KBR, Inc.	80,970	3,881,702
Parsons Corp. (a) (b)	69,468	4,985,718
Paylocity Holding Corp. (a)	63,656	11,533,831
		49,108,235
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	37,140	9,499,669
RESIDENTIAL REITs — 0.8%
American Homes 4 Rent Class A REIT	178,480	6,437,774
Equity LifeStyle Properties, Inc. REIT	141,127	8,703,302

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	206,992	$3,661,688
		18,802,764
RETAIL REITs — 0.6%
Agree Realty Corp. REIT (b)	66,520	4,859,951
Brixmor Property Group, Inc. REIT	244,275	6,360,921
Kite Realty Group Trust REIT	140,556	3,183,594
		14,404,466
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Allegro MicroSystems, Inc. (a)	73,870	2,525,615
Cirrus Logic, Inc. (a)	47,916	4,995,482
Entegris, Inc. (b)	116,258	9,376,208
Lattice Semiconductor Corp. (a) (b)	99,577	4,878,277
MACOM Technology Solutions Holdings, Inc. (a)	87,906	12,596,051
MKS, Inc. (b)	40,610	4,035,010
Onto Innovation, Inc. (a)	40,475	4,085,142
Power Integrations, Inc.	28,499	1,593,094
Rambus, Inc. (a)	158,549	10,150,307
Silicon Laboratories, Inc. (a)	20,778	3,061,846
Universal Display Corp.	30,091	4,647,856
		61,944,888
SOFTWARE — 5.9%
Appfolio, Inc. Class A (a)	34,048	7,840,573
Blackbaud, Inc. (a)	27,468	1,763,720
Commvault Systems, Inc. (a)	65,123	11,352,893
Docusign, Inc. (a)	299,430	23,322,603
Dropbox, Inc. Class A (a)	176,875	5,058,625
Dynatrace, Inc. (a)	443,304	24,474,814
Guidewire Software, Inc. (a)	124,044	29,206,160
Manhattan Associates, Inc. (a)	89,721	17,717,206
Pegasystems, Inc.	131,788	7,133,684
Qualys, Inc. (a)	31,100	4,443,257
		132,313,535
SPECIALIZED REITs — 1.3%
CubeSmart REIT	181,633	7,719,403
Gaming & Leisure Properties, Inc. REIT	174,640	8,152,195
Lamar Advertising Co. Class A REIT	81,798	9,927,005
National Storage Affiliates Trust REIT	104,581	3,345,546
		29,144,149
SPECIALTY RETAIL — 4.0%
Abercrombie & Fitch Co. Class A (a)	70,371	5,830,237
Bath & Body Works, Inc.	160,608	4,811,816
Burlington Stores, Inc. (a)	93,158	21,672,277
Chewy, Inc. Class A (a)	324,395	13,825,715
Security Description	Shares	Value
Dick's Sporting Goods, Inc.	50,026	$9,895,643
Floor & Decor Holdings, Inc. Class A (a)	89,049	6,764,162
GameStop Corp. Class A (a)	264,749	6,457,228
Murphy USA, Inc.	26,555	10,802,574
RH (a) (b)	11,318	2,139,215
Valvoline, Inc. (a)	187,925	7,116,720
		89,315,587
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
Pure Storage, Inc. Class A (a)	459,547	26,460,716
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Crocs, Inc. (a)	82,765	8,382,439
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Applied Industrial Technologies, Inc.	56,298	13,086,470
Core & Main, Inc. Class A (a)	173,430	10,466,500
GATX Corp.	32,669	5,016,652
Watsco, Inc. (b)	31,945	14,107,551
		42,677,173
TOTAL COMMON STOCKS (Cost $2,078,772,767)		2,260,336,315
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	1,281,264	1,281,264
State Street Navigator Securities Lending Portfolio II (e) (f)	38,650,091	38,650,091
TOTAL SHORT-TERM INVESTMENTS (Cost $39,931,355)		39,931,355
TOTAL INVESTMENTS — 101.7% (Cost $2,118,704,122)		2,300,267,670
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(37,965,479)
NET ASSETS — 100.0%		$2,262,302,191
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,260,336,315	$—	$—	$2,260,336,315
Short-Term Investments	39,931,355	—	—	39,931,355
TOTAL INVESTMENTS	$2,300,267,670	$—	$—	$2,300,267,670

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	858,551	$858,809	$6,353,899	$7,212,708	$86	$(86)	—	$—	$16,812
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	66,170,416	64,889,152	—	—	1,281,264	1,281,264	55,940
State Street Navigator Securities Lending Portfolio II	59,754,443	59,754,443	1,821,525,268	1,842,629,620	—	—	38,650,091	38,650,091	250,527
Total		$60,613,252	$1,894,049,583	$1,914,731,480	$86	$(86)		$39,931,355	$323,279
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.2%
Hexcel Corp.	68,825	$3,887,924
AIR FREIGHT & LOGISTICS — 0.4%
GXO Logistics, Inc. (a) (b)	197,148	9,601,108
AUTO COMPONENTS — 1.5%
Autoliv, Inc.	122,571	13,715,695
Gentex Corp.	227,186	4,995,820
Goodyear Tire & Rubber Co. (a) (b)	489,321	5,074,259
Lear Corp. (b)	92,170	8,754,307
Visteon Corp. (a)	46,661	4,353,471
		36,893,552
AUTOMOBILES — 0.5%
Harley-Davidson, Inc. (b)	187,288	4,419,997
Thor Industries, Inc. (b)	91,696	8,143,522
		12,563,519
BANKS — 9.4%
Associated Banc-Corp.	281,651	6,869,468
Bank OZK	182,093	8,569,297
Cadence Bank	321,244	10,273,383
Columbia Banking System, Inc.	362,331	8,471,299
Comerica, Inc.	226,404	13,504,999
Commerce Bancshares, Inc.	90,110	5,602,139
Cullen/Frost Bankers, Inc.	33,067	4,250,432
First Financial Bankshares, Inc.	97,004	3,490,204
First Horizon Corp.	873,725	18,522,970
Flagstar Financial, Inc. (b)	522,624	5,539,814
FNB Corp.	620,218	9,042,779
Glacier Bancorp, Inc.	111,503	4,803,549
Hancock Whitney Corp.	147,608	8,472,699
Home BancShares, Inc.	196,392	5,589,316
International Bancshares Corp.	26,506	1,764,239
Old National Bancorp	560,935	11,970,353
Pinnacle Financial Partners, Inc.	47,418	5,235,421
Prosperity Bancshares, Inc.	164,139	11,529,123
SouthState Corp.	169,584	15,606,816
Synovus Financial Corp.	122,237	6,325,765
Texas Capital Bancshares, Inc. (a)	79,211	6,289,353
UMB Financial Corp.	51,369	5,401,964
United Bankshares, Inc.	244,262	8,898,465
Valley National Bancorp	821,156	7,332,923
Webster Financial Corp.	289,833	15,824,882
Wintrust Financial Corp.	55,381	6,866,136
Zions Bancorp NA	152,649	7,928,589
		223,976,377
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a)	14,140	2,698,053
Celsius Holdings, Inc. (a)	96,956	4,497,789
		7,195,842
Security Description	Shares	Value
BIOTECHNOLOGY — 0.9%
BioMarin Pharmaceutical, Inc. (a)	330,293	$18,156,206
Cytokinetics, Inc. (a)	102,313	3,380,422
		21,536,628
BROADLINE RETAIL — 0.5%
Macy's, Inc.	477,112	5,563,126
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	43,152	5,686,570
		11,249,696
BUILDING PRODUCTS — 1.6%
Advanced Drainage Systems, Inc.	63,284	7,268,800
Fortune Brands Innovations, Inc.	207,248	10,669,127
Simpson Manufacturing Co., Inc.	24,378	3,786,147
Trex Co., Inc. (a) (b)	93,653	5,092,850
UFP Industries, Inc.	104,037	10,337,117
		37,154,041
CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc.	28,739	5,654,973
Carlyle Group, Inc. (b)	231,262	11,886,867
Federated Hermes, Inc.	50,438	2,235,412
Janus Henderson Group PLC	129,533	5,031,062
Jefferies Financial Group, Inc.	132,068	7,222,799
SEI Investments Co.	63,686	5,722,824
Stifel Financial Corp.	51,061	5,299,110
		43,053,047
CHEMICALS — 1.8%
Ashland, Inc.	78,311	3,937,477
Avient Corp.	156,807	5,066,434
Axalta Coating Systems Ltd. (a)	172,238	5,113,746
Cabot Corp.	40,482	3,036,150
NewMarket Corp.	7,255	5,012,190
Olin Corp.	197,170	3,961,145
RPM International, Inc.	95,120	10,447,981
Scotts Miracle-Gro Co.	46,671	3,078,419
Westlake Corp.	57,104	4,335,907
		43,989,449
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Brink's Co.	35,966	3,211,404
MSA Safety, Inc.	33,946	5,686,974
		8,898,378
COMMUNICATIONS EQUIPMENT — 0.5%
Ciena Corp. (a)	97,991	7,969,608
Lumentum Holdings, Inc. (a) (b)	43,945	4,177,412
		12,147,020
CONSTRUCTION & ENGINEERING — 1.6%
AECOM	107,123	12,089,902
API Group Corp. (a)	172,112	8,786,318
Fluor Corp. (a)	283,709	14,545,760
Valmont Industries, Inc.	9,244	3,018,813
		38,440,793

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	476,214	$18,548,535
FirstCash Holdings, Inc.	23,778	3,213,359
		21,761,894
CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.2%
Albertsons Cos., Inc. Class A	694,228	14,932,844
BJ's Wholesale Club Holdings, Inc. (a)	120,596	13,003,867
Casey's General Stores, Inc.	19,787	10,096,713
Maplebear, Inc. (a)	152,914	6,917,829
Performance Food Group Co. (a)	268,852	23,516,484
U.S. Foods Holding Corp. (a)	398,398	30,680,630
		99,148,367
CONTAINERS & PACKAGING — 2.2%
AptarGroup, Inc.	53,513	8,371,039
Crown Holdings, Inc.	198,201	20,410,739
Graphic Packaging Holding Co. (b)	317,420	6,688,040
Greif, Inc. Class A	44,668	2,902,973
Silgan Holdings, Inc.	140,206	7,596,361
Sonoco Products Co.	170,088	7,409,033
		53,378,185
DIVERSIFIED CONSUMER SERVICES — 0.6%
Graham Holdings Co. Class B	5,813	5,500,086
Service Corp. International	95,716	7,791,283
		13,291,369
DIVERSIFIED REITs — 1.0%
WP Carey, Inc. REIT	377,085	23,522,562
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Frontier Communications Parent, Inc. (a)	383,648	13,964,787
Iridium Communications, Inc. (b)	94,472	2,850,220
		16,815,007
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	99,841	6,396,813
IDACORP, Inc. (b)	54,627	6,306,687
OGE Energy Corp.	346,838	15,392,671
Portland General Electric Co.	188,770	7,669,725
TXNM Energy, Inc.	159,694	8,993,966
		44,759,862
ELECTRICAL EQUIPMENT — 1.8%
EnerSys	68,022	5,834,247
NEXTracker, Inc. Class A (a)	247,591	13,461,523
Regal Rexnord Corp.	114,288	16,567,188
Sensata Technologies Holding PLC (b)	252,234	7,594,766
		43,457,724
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Arrow Electronics, Inc. (a)	89,371	11,388,546
Avnet, Inc.	144,599	7,675,315
Cognex Corp.	172,507	5,471,922
Security Description	Shares	Value
Crane NXT Co. (b)	50,734	$2,734,563
Flex Ltd. (a)	659,738	32,934,121
IPG Photonics Corp. (a)	45,159	3,100,165
Littelfuse, Inc.	42,640	9,667,767
Novanta, Inc. (a)	24,060	3,102,056
TD SYNNEX Corp. (b)	128,637	17,456,041
Vontier Corp.	146,964	5,422,972
		98,953,468
ENERGY EQUIPMENT & SERVICES — 0.7%
ChampionX Corp.	196,755	4,887,395
NOV, Inc.	647,633	8,050,078
Weatherford International PLC	64,594	3,249,724
		16,187,197
ENTERTAINMENT — 0.1%
Warner Music Group Corp. Class A	129,943	3,539,647
FINANCIAL SERVICES — 1.4%
Essent Group Ltd.	174,770	10,613,782
Euronet Worldwide, Inc. (a)	28,504	2,889,736
MGIC Investment Corp.	212,935	5,928,111
Voya Financial, Inc.	79,190	5,622,490
Western Union Co. (b)	566,070	4,766,309
WEX, Inc. (a) (b)	17,643	2,591,580
		32,412,008
FOOD PRODUCTS — 1.3%
Darling Ingredients, Inc. (a)	272,534	10,339,940
Flowers Foods, Inc.	336,321	5,374,410
Ingredion, Inc.	63,184	8,569,014
Lancaster Colony Corp.	16,827	2,907,201
Post Holdings, Inc. (a)	34,007	3,707,783
		30,898,348
GAS UTILITIES — 2.4%
National Fuel Gas Co.	155,669	13,186,721
New Jersey Resources Corp.	173,005	7,754,084
ONE Gas, Inc.	103,286	7,422,132
Southwest Gas Holdings, Inc.	104,133	7,746,454
Spire, Inc.	101,773	7,428,411
UGI Corp. (b)	369,442	13,455,078
		56,992,880
GROUND TRANSPORTATION — 1.8%
Avis Budget Group, Inc. (a) (b)	28,892	4,884,193
Knight-Swift Transportation Holdings, Inc.	279,231	12,350,387
Landstar System, Inc.	60,225	8,372,479
Ryder System, Inc.	33,547	5,333,973
XPO, Inc. (a) (b)	103,559	13,078,466
		44,019,498
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Dentsply Sirona, Inc.	341,296	5,419,780
Envista Holdings Corp. (a) (b)	292,344	5,712,402
Haemonetics Corp. (a)	36,139	2,696,331
LivaNova PLC (a)	55,114	2,481,232

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Penumbra, Inc. (a)	23,396	$6,004,116
		22,313,861
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Acadia Healthcare Co., Inc. (a)	157,810	3,580,709
Amedisys, Inc. (a)	56,492	5,558,248
Chemed Corp.	13,607	6,625,656
Encompass Health Corp.	50,098	6,143,518
Option Care Health, Inc. (a)	282,271	9,168,162
Tenet Healthcare Corp. (a)	62,436	10,988,736
		42,065,029
HEALTH CARE REITs — 1.2%
Healthcare Realty Trust, Inc. REIT	605,636	9,605,387
Omega Healthcare Investors, Inc. REIT	299,159	10,964,177
Sabra Health Care REIT, Inc. (b)	410,164	7,563,424
		28,132,988
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	174,640	1,786,567
HOTELS, RESTAURANTS & LEISURE — 1.5%
Aramark	451,420	18,900,956
Boyd Gaming Corp. (b)	40,787	3,190,767
Cava Group, Inc. (a) (b)	30,966	2,608,266
Marriott Vacations Worldwide Corp. (b)	54,456	3,937,713
Vail Resorts, Inc. (b)	30,312	4,762,925
Wendy's Co. (b)	151,905	1,734,755
		35,135,382
HOUSEHOLD DURABLES — 1.4%
KB Home	58,971	3,123,694
Somnigroup International, Inc. (b)	145,888	9,927,678
Taylor Morrison Home Corp. (a)	172,966	10,623,572
Whirlpool Corp. (b)	95,816	9,717,659
		33,392,603
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Ormat Technologies, Inc. (b)	54,242	4,543,310
INDUSTRIAL REITs — 1.6%
EastGroup Properties, Inc. REIT	47,933	8,010,563
First Industrial Realty Trust, Inc. REIT	105,078	5,057,404
Rexford Industrial Realty, Inc. REIT (b)	406,777	14,469,058
STAG Industrial, Inc. REIT	321,540	11,665,471
		39,202,496
INSURANCE — 6.0%
American Financial Group, Inc.	69,307	8,747,236
Brighthouse Financial, Inc. (a)	99,012	5,323,875
CNO Financial Group, Inc.	170,934	6,594,634
Fidelity National Financial, Inc.	449,309	25,188,263
Security Description	Shares	Value
First American Financial Corp.	177,326	$10,886,043
Hanover Insurance Group, Inc.	61,927	10,519,540
Kemper Corp.	103,734	6,694,992
Old Republic International Corp.	391,728	15,058,024
Reinsurance Group of America, Inc.	113,836	22,580,509
Selective Insurance Group, Inc.	104,797	9,080,660
Unum Group	276,291	22,313,261
		142,987,037
INTERACTIVE MEDIA & SERVICES — 0.2%
ZoomInfo Technologies, Inc. (a)	445,033	4,503,734
IT SERVICES — 0.5%
ASGN, Inc. (a)	74,970	3,743,252
Kyndryl Holdings, Inc. (a)	176,502	7,406,024
		11,149,276
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Brunswick Corp.	113,298	6,258,581
Mattel, Inc. (a)	556,412	10,972,445
Polaris, Inc. (b)	90,447	3,676,671
YETI Holdings, Inc. (a)	82,219	2,591,543
		23,499,240
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Avantor, Inc. (a)	1,173,777	15,799,038
Bio-Rad Laboratories, Inc. Class A (a)	32,088	7,743,476
Bruker Corp.	102,304	4,214,925
Illumina, Inc. (a)	130,971	12,495,943
Repligen Corp. (a)	52,283	6,502,960
Sotera Health Co. (a) (b)	141,717	1,575,893
		48,332,235
MACHINERY — 5.3%
AGCO Corp. (b)	106,625	10,999,435
CNH Industrial NV	1,506,342	19,522,192
Crane Co.	39,606	7,520,783
Donaldson Co., Inc.	88,664	6,148,848
Flowserve Corp.	67,174	3,516,559
Graco, Inc.	146,840	12,623,835
ITT, Inc.	39,107	6,133,151
Lincoln Electric Holdings, Inc.	41,361	8,574,963
Middleby Corp. (a) (b)	92,190	13,275,360
Oshkosh Corp.	110,900	12,591,586
Terex Corp. (b)	112,391	5,247,536
Timken Co. (b)	109,757	7,962,870
Toro Co.	99,830	7,055,985
Watts Water Technologies, Inc. Class A	23,190	5,702,189
		126,875,292
MEDIA — 0.8%
EchoStar Corp. Class A (a) (b)	117,245	3,247,686
New York Times Co. Class A	128,667	7,202,779
Nexstar Media Group, Inc.	48,897	8,456,736
		18,907,201

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
METALS & MINING — 2.9%
Alcoa Corp.	446,051	$13,162,965
Cleveland-Cliffs, Inc. (a) (b)	836,080	6,354,208
Commercial Metals Co.	194,797	9,527,521
Reliance, Inc.	90,527	28,416,425
Royal Gold, Inc.	62,364	11,090,814
		68,551,933
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.3%
Annaly Capital Management, Inc. REIT	1,042,176	19,613,752
Starwood Property Trust, Inc. REIT (b)	555,630	11,151,494
		30,765,246
MULTI-UTILITIES — 0.5%
Black Hills Corp.	124,988	7,011,827
Northwestern Energy Group, Inc.	105,168	5,395,118
		12,406,945
OFFICE REITs — 0.9%
COPT Defense Properties REIT	92,595	2,553,770
Cousins Properties, Inc. REIT	289,429	8,691,553
Kilroy Realty Corp. REIT (b)	183,560	6,297,944
Vornado Realty Trust REIT	77,226	2,953,122
		20,496,389
OIL, GAS & CONSUMABLE FUELS — 3.7%
Antero Midstream Corp.	287,240	5,443,198
Antero Resources Corp. (a)	502,747	20,250,649
Chord Energy Corp.	99,542	9,640,643
Civitas Resources, Inc.	145,841	4,013,544
HF Sinclair Corp.	275,908	11,334,301
Matador Resources Co.	71,770	3,424,864
Murphy Oil Corp. (b)	231,420	5,206,950
Ovintiv, Inc.	447,484	17,026,766
PBF Energy, Inc. Class A	168,364	3,648,448
Range Resources Corp.	222,353	9,043,097
		89,032,460
PERSONAL CARE PRODUCTS — 0.4%
BellRing Brands, Inc. (a)	118,256	6,850,570
Coty, Inc. Class A (a)	627,451	2,917,647
		9,768,217
PHARMACEUTICALS — 0.7%
Jazz Pharmaceuticals PLC (a)	106,193	11,269,201
Perrigo Co. PLC	237,088	6,334,991
		17,604,192
PROFESSIONAL SERVICES — 2.4%
CACI International, Inc. Class A (a) (b)	15,123	7,209,134
Concentrix Corp. (b)	78,761	4,162,913
Exponent, Inc.	34,795	2,599,534
FTI Consulting, Inc. (a)	58,040	9,373,460
Genpact Ltd.	129,556	5,701,760
Insperity, Inc.	61,236	3,681,508
Security Description	Shares	Value
KBR, Inc.	129,741	$6,219,784
ManpowerGroup, Inc.	79,290	3,203,316
Maximus, Inc.	97,137	6,819,017
Science Applications International Corp. (b)	81,312	9,156,544
		58,126,970
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	38,472	9,840,368
RESIDENTIAL REITs — 1.1%
American Homes 4 Rent Class A REIT	339,461	12,244,358
Equity LifeStyle Properties, Inc. REIT	164,781	10,162,044
Independence Realty Trust, Inc. REIT	159,920	2,828,985
		25,235,387
RETAIL REITs — 1.4%
Agree Realty Corp. REIT (b)	111,698	8,160,656
Brixmor Property Group, Inc. REIT	242,822	6,323,085
Kite Realty Group Trust REIT	214,593	4,860,532
NNN REIT, Inc.	323,752	13,979,611
		33,323,884
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Allegro MicroSystems, Inc. (a) (b)	138,811	4,745,948
Amkor Technology, Inc.	194,645	4,085,599
Cirrus Logic, Inc. (a)	35,508	3,701,887
Entegris, Inc. (b)	125,240	10,100,606
Lattice Semiconductor Corp. (a)	120,969	5,926,271
MKS, Inc. (b)	68,270	6,783,307
Onto Innovation, Inc. (a)	36,835	3,717,757
Power Integrations, Inc.	63,582	3,554,234
Silicon Laboratories, Inc. (a)	32,059	4,724,214
Synaptics, Inc. (a)	65,999	4,278,055
Universal Display Corp.	41,162	6,357,882
		57,975,760
SOFTWARE — 1.1%
Bill Holdings, Inc. (a)	163,433	7,560,411
Blackbaud, Inc. (a)	32,870	2,110,583
Dolby Laboratories, Inc. Class A	105,890	7,863,391
Dropbox, Inc. Class A (a)	131,050	3,748,030
Qualys, Inc. (a)	26,153	3,736,479
		25,018,894
SPECIALIZED REITs — 1.9%
CubeSmart REIT	180,776	7,682,980
EPR Properties REIT	131,100	7,637,886
Gaming & Leisure Properties, Inc. REIT	269,902	12,599,025
Lamar Advertising Co. Class A REIT (b)	56,117	6,810,359
PotlatchDeltic Corp. REIT	122,514	4,700,862

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Rayonier, Inc. REIT	240,159	$5,326,727
		44,757,839
SPECIALTY RETAIL — 3.4%
AutoNation, Inc. (a)	42,935	8,529,038
Bath & Body Works, Inc.	178,760	5,355,650
Dick's Sporting Goods, Inc.	38,738	7,662,764
Five Below, Inc. (a)	94,867	12,444,653
Floor & Decor Holdings, Inc. Class A (a)	81,665	6,203,273
GameStop Corp. Class A (a)	392,817	9,580,807
Gap, Inc.	383,063	8,354,604
Lithia Motors, Inc.	44,803	15,135,349
Penske Automotive Group, Inc.	31,770	5,458,404
RH (a)	13,032	2,463,178
		81,187,720
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Capri Holdings Ltd. (a) (b)	201,980	3,575,046
Columbia Sportswear Co. (b)	52,508	3,207,189
PVH Corp.	82,233	5,641,184
Skechers USA, Inc. Class A (a)	224,425	14,161,217
Under Armour, Inc. Class A (a) (b)	323,362	2,208,562
Under Armour, Inc. Class C (a) (b)	219,357	1,423,627
VF Corp. (b)	571,004	6,709,297
		36,926,122
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Core & Main, Inc. Class A (a)	124,045	7,486,116
GATX Corp.	23,214	3,564,742
MSC Industrial Direct Co., Inc. Class A (b)	76,843	6,533,192
Watsco, Inc. (b)	22,815	10,075,560
WESCO International, Inc.	76,552	14,177,430
		41,837,040
Security Description	Shares	Value
WATER UTILITIES — 0.7%
Essential Utilities, Inc.	444,280	$16,500,559
TOTAL COMMON STOCKS (Cost $2,470,225,063)		2,371,907,566
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	3,234,089	3,234,089
State Street Navigator Securities Lending Portfolio II (e) (f)	91,953,099	91,953,099
TOTAL SHORT-TERM INVESTMENTS (Cost $95,187,188)		95,187,188
TOTAL INVESTMENTS — 103.7% (Cost $2,565,412,251)		2,467,094,754
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(88,447,408)
NET ASSETS — 100.0%		$2,378,647,346
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,371,907,566	$—	$—	$2,371,907,566
Short-Term Investments	95,187,188	—	—	95,187,188
TOTAL INVESTMENTS	$2,467,094,754	$—	$—	$2,467,094,754
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$9,605,155	$9,605,155	$—	$—	—	$—	$18,963
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	128,929,364	125,695,275	—	—	3,234,089	3,234,089	106,439
State Street Navigator Securities Lending Portfolio II	39,656,620	39,656,620	1,584,422,366	1,532,125,887	—	—	91,953,099	91,953,099	226,075
Total		$39,656,620	$1,722,956,885	$1,667,426,317	$—	$—		$95,187,188	$351,477
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.8%
General Electric Co.	33,768	$8,691,545
AIR FREIGHT & LOGISTICS — 0.0% *
CH Robinson Worldwide, Inc.	3,746	359,429
AIRLINES — 0.2%
Delta Air Lines, Inc.	20,653	1,015,714
Southwest Airlines Co.	18,068	586,126
United Airlines Holdings, Inc. (a)	10,366	825,445
		2,427,285
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	6,860	467,989
AUTOMOBILES — 0.2%
Ford Motor Co.	123,656	1,341,668
General Motors Co.	30,455	1,498,690
		2,840,358
BANKS — 3.0%
Bank of America Corp.	207,371	9,812,796
Citigroup, Inc.	59,112	5,031,613
Citizens Financial Group, Inc.	13,739	614,820
Fifth Third Bancorp	21,244	873,766
Huntington Bancshares, Inc.	45,883	768,999
KeyCorp	31,549	549,584
M&T Bank Corp.	5,104	990,125
PNC Financial Services Group, Inc.	12,550	2,339,571
Regions Financial Corp.	28,668	674,271
Truist Financial Corp.	41,381	1,778,969
U.S. Bancorp	49,379	2,234,400
Wells Fargo & Co.	102,988	8,251,399
		33,920,313
BEVERAGES — 1.5%
Coca-Cola Co.	122,612	8,674,799
Constellation Brands, Inc. Class A	4,892	795,830
Keurig Dr. Pepper, Inc.	42,850	1,416,621
Molson Coors Beverage Co. Class B	5,443	261,754
PepsiCo, Inc.	43,370	5,726,575
		16,875,579
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	55,886	10,373,559
Amgen, Inc.	16,984	4,742,103
Biogen, Inc. (a)	4,653	584,370
Gilead Sciences, Inc.	39,380	4,366,061
Incyte Corp. (a)	5,126	349,081
Moderna, Inc. (a)	10,541	290,826
Regeneron Pharmaceuticals, Inc.	3,323	1,744,575
		22,450,575
BROADLINE RETAIL — 0.1%
eBay, Inc.	14,560	1,084,138
Security Description	Shares	Value
BUILDING PRODUCTS — 0.7%
Allegion PLC	2,717	$391,574
Carrier Global Corp.	25,220	1,845,852
Johnson Controls International PLC	20,846	2,201,754
Lennox International, Inc.	982	562,922
Masco Corp.	6,662	428,766
Trane Technologies PLC	7,041	3,079,804
		8,510,672
CAPITAL MARKETS — 4.2%
Ameriprise Financial, Inc.	3,045	1,625,208
Bank of New York Mellon Corp.	22,664	2,064,917
Blackrock, Inc.	4,608	4,834,944
Cboe Global Markets, Inc.	3,296	768,660
Charles Schwab Corp.	54,100	4,936,084
CME Group, Inc.	11,392	3,139,863
FactSet Research Systems, Inc.	1,227	548,812
Franklin Resources, Inc.	9,596	228,864
Goldman Sachs Group, Inc.	9,752	6,901,978
Intercontinental Exchange, Inc.	18,132	3,326,678
Invesco Ltd.	14,249	224,707
MarketAxess Holdings, Inc.	1,150	256,841
Moody's Corp.	4,854	2,434,718
Morgan Stanley	39,071	5,503,541
MSCI, Inc.	2,485	1,433,199
Nasdaq, Inc.	13,119	1,173,101
Northern Trust Corp.	6,192	785,084
Raymond James Financial, Inc.	5,793	888,472
S&P Global, Inc.	9,975	5,259,718
State Street Corp. (b)	8,982	955,146
T. Rowe Price Group, Inc.	6,946	670,289
		47,960,824
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.	7,086	1,998,677
Albemarle Corp.	3,730	233,759
CF Industries Holdings, Inc.	5,114	470,488
Dow, Inc.	22,407	593,338
Ecolab, Inc.	8,006	2,157,137
International Flavors & Fragrances, Inc.	8,124	597,520
Linde PLC	14,865	6,974,361
LyondellBasell Industries NV Class A	8,184	473,526
Mosaic Co.	10,011	365,201
PPG Industries, Inc.	7,141	812,289
Sherwin-Williams Co.	7,262	2,493,480
		17,169,776
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Republic Services, Inc.	6,392	1,576,331
Veralto Corp.	7,820	789,429
Waste Management, Inc.	11,598	2,653,854
		5,019,614
COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.	125,932	8,737,162

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.2%
Quanta Services, Inc.	4,648	$1,757,316
CONSUMER FINANCE — 0.9%
American Express Co.	17,530	5,591,719
Capital One Financial Corp.	20,229	4,303,922
Synchrony Financial	12,035	803,216
		10,698,857
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.7%
Costco Wholesale Corp.	14,024	13,882,918
Kroger Co.	19,420	1,392,997
Target Corp.	14,332	1,413,852
Walgreens Boots Alliance, Inc.	22,729	260,929
Walmart, Inc.	136,787	13,375,033
		30,325,729
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	72,097	662,571
Avery Dennison Corp.	2,454	430,603
Ball Corp.	8,788	492,919
Smurfit WestRock PLC	15,650	675,298
		2,261,391
DISTRIBUTORS — 0.0% *
LKQ Corp.	8,221	304,259
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	227,755	6,591,230
ELECTRIC UTILITIES — 0.3%
Entergy Corp.	14,167	1,177,561
Eversource Energy	11,609	738,565
Exelon Corp.	32,001	1,389,483
		3,305,609
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	7,262	1,314,132
Eaton Corp. PLC	12,350	4,408,826
Emerson Electric Co.	17,845	2,379,274
Hubbell, Inc.	1,736	709,000
Rockwell Automation, Inc.	3,585	1,190,829
		10,002,061
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Corning, Inc.	24,442	1,285,405
Jabil, Inc.	3,428	747,647
Keysight Technologies, Inc. (a)	5,474	896,970
Ralliant Corp. (a)	571	27,720
TE Connectivity PLC	9,342	1,575,715
		4,533,457
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	31,400	1,203,876
Halliburton Co.	27,252	555,396
Schlumberger NV	43,068	1,455,698
		3,214,970
ENTERTAINMENT — 0.9%
Electronic Arts, Inc.	7,246	1,157,186
Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	5,320	$1,291,962
Walt Disney Co.	56,952	7,062,617
Warner Bros Discovery, Inc. (a)	71,262	816,663
		10,328,428
FINANCIAL SERVICES — 3.8%
Apollo Global Management, Inc.	14,276	2,025,336
Fidelity National Information Services, Inc.	16,645	1,355,070
Fiserv, Inc. (a)	17,529	3,022,175
Global Payments, Inc.	7,680	614,707
Jack Henry & Associates, Inc.	2,354	424,120
Mastercard, Inc. Class A	25,722	14,454,221
PayPal Holdings, Inc. (a)	30,735	2,284,225
Visa, Inc. Class A	54,161	19,229,863
		43,409,717
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	15,313	808,220
Bunge Global SA	4,210	337,979
Campbell's Co.	6,177	189,325
Conagra Brands, Inc.	15,206	311,267
General Mills, Inc.	17,329	897,815
Hershey Co.	4,661	773,493
Hormel Foods Corp.	9,108	275,517
J.M. Smucker Co.	3,396	333,487
Kellanova	8,534	678,709
Kraft Heinz Co.	27,321	705,428
Lamb Weston Holdings, Inc.	4,408	228,555
McCormick & Co., Inc.	7,973	604,513
Mondelez International, Inc. Class A	40,970	2,763,017
		8,907,325
GROUND TRANSPORTATION — 1.3%
CSX Corp.	59,434	1,939,332
JB Hunt Transport Services, Inc.	2,484	356,702
Norfolk Southern Corp.	7,179	1,837,609
Uber Technologies, Inc. (a)	66,174	6,174,034
Union Pacific Corp.	18,915	4,351,963
		14,659,640
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	55,028	7,484,358
Baxter International, Inc.	16,229	491,414
Becton Dickinson & Co.	9,069	1,562,135
Boston Scientific Corp. (a)	46,832	5,030,225
Edwards Lifesciences Corp. (a)	18,581	1,453,220
GE HealthCare Technologies, Inc.	14,458	1,070,904
Medtronic PLC	40,619	3,540,758
ResMed, Inc.	4,608	1,188,864
Stryker Corp.	10,837	4,287,443
		26,109,321
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Cardinal Health, Inc.	7,520	1,263,360
Cencora, Inc.	5,427	1,627,286

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Centene Corp. (a)	15,732	$853,933
Cigna Group	8,489	2,806,294
CVS Health Corp.	40,054	2,762,925
DaVita, Inc. (a)	1,349	192,165
Elevance Health, Inc.	7,138	2,776,396
Humana, Inc.	3,785	925,357
Quest Diagnostics, Inc.	3,540	635,890
UnitedHealth Group, Inc.	28,713	8,957,595
		22,801,201
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	4,868	353,563
Healthpeak Properties, Inc. REIT	22,260	389,772
Ventas, Inc. REIT	14,278	901,656
Welltower, Inc. REIT	19,671	3,024,023
		4,669,014
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	22,269	342,052
HOTELS, RESTAURANTS & LEISURE — 1.8%
Booking Holdings, Inc.	1,032	5,974,496
Caesars Entertainment, Inc. (a)	6,523	185,188
Carnival Corp. (a)	33,204	933,697
Darden Restaurants, Inc.	3,710	808,669
Expedia Group, Inc.	3,890	656,165
Hilton Worldwide Holdings, Inc.	7,560	2,013,530
Las Vegas Sands Corp.	10,787	469,342
Marriott International, Inc. Class A	7,237	1,977,221
MGM Resorts International (a)	6,559	225,564
Norwegian Cruise Line Holdings Ltd. (a)	14,126	286,475
Royal Caribbean Cruises Ltd.	7,859	2,460,967
Starbucks Corp.	35,959	3,294,923
Yum! Brands, Inc.	8,781	1,301,169
		20,587,406
HOUSEHOLD DURABLES — 0.2%
DR Horton, Inc.	8,736	1,126,245
PulteGroup, Inc.	6,374	672,202
		1,798,447
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	7,820	751,580
Clorox Co.	3,910	469,474
Colgate-Palmolive Co.	25,676	2,333,948
Kimberly-Clark Corp.	10,466	1,349,277
		4,904,279
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	29,347	3,084,957
INSURANCE — 2.3%
Aflac, Inc.	15,433	1,627,564
Allstate Corp.	8,430	1,697,043
American International Group, Inc.	18,243	1,561,418
Aon PLC Class A	6,847	2,442,736
Arch Capital Group Ltd.	11,852	1,079,125
Security Description	Shares	Value
Arthur J Gallagher & Co.	8,092	$2,590,411
Assurant, Inc.	1,598	315,589
Chubb Ltd.	11,771	3,410,294
Everest Group Ltd.	1,362	462,876
Hartford Insurance Group, Inc.	8,947	1,135,106
Marsh & McLennan Cos., Inc.	15,560	3,402,039
MetLife, Inc.	17,831	1,433,969
Principal Financial Group, Inc.	6,552	520,425
Prudential Financial, Inc.	11,212	1,204,617
Travelers Cos., Inc.	7,127	1,906,758
Willis Towers Watson PLC	3,118	955,667
		25,745,637
INTERACTIVE MEDIA & SERVICES — 9.7%
Alphabet, Inc. Class A	184,183	32,458,570
Alphabet, Inc. Class C	148,579	26,356,429
Match Group, Inc.	7,720	238,470
Meta Platforms, Inc. Class A	68,698	50,705,307
		109,758,776
IT SERVICES — 0.6%
Accenture PLC Class A	19,850	5,932,967
Akamai Technologies, Inc. (a)	4,608	367,534
		6,300,501
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	4,145	305,984
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	9,051	1,068,108
Charles River Laboratories International, Inc. (a)	1,536	233,057
Danaher Corp.	20,168	3,983,987
IQVIA Holdings, Inc. (a)	5,174	815,371
Mettler-Toledo International, Inc. (a)	652	765,917
Revvity, Inc.	3,690	356,897
Thermo Fisher Scientific, Inc.	11,912	4,829,839
Waters Corp. (a)	1,864	650,611
		12,703,787
MACHINERY — 1.9%
Caterpillar, Inc.	14,895	5,782,388
Cummins, Inc.	4,353	1,425,608
Deere & Co.	7,941	4,037,919
Dover Corp.	4,373	801,265
Fortive Corp.	10,715	558,573
Illinois Tool Works, Inc.	8,482	2,097,174
Ingersoll Rand, Inc.	12,727	1,058,632
Otis Worldwide Corp.	12,445	1,232,304
PACCAR, Inc.	16,634	1,581,228
Pentair PLC	5,193	533,113
Stanley Black & Decker, Inc.	4,900	331,975
Westinghouse Air Brake Technologies Corp.	5,394	1,129,234
Xylem, Inc.	7,681	993,614
		21,563,027

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
MEDIA — 0.2%
Fox Corp. Class A	6,738	$377,598
Fox Corp. Class B	4,310	222,525
Interpublic Group of Cos., Inc.	11,818	289,305
News Corp. Class A	12,065	358,572
News Corp. Class B	3,514	120,565
Omnicom Group, Inc.	6,180	444,589
Paramount Global Class B	28,848	372,139
		2,185,293
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	45,524	1,973,466
Newmont Corp.	35,243	2,053,257
		4,026,723
MULTI-UTILITIES — 0.4%
CenterPoint Energy, Inc.	20,607	757,101
Consolidated Edison, Inc.	11,452	1,149,208
Public Service Enterprise Group, Inc.	15,748	1,325,667
Sempra	20,667	1,565,939
		4,797,915
OFFICE REITs — 0.0% *
BXP, Inc. REIT	4,593	309,890
OIL, GAS & CONSUMABLE FUELS — 3.3%
APA Corp.	11,430	209,055
ConocoPhillips	39,964	3,586,369
Devon Energy Corp.	20,309	646,029
Diamondback Energy, Inc.	5,920	813,408
EOG Resources, Inc.	17,286	2,067,578
EQT Corp.	18,910	1,102,831
Expand Energy Corp.	6,838	799,636
Exxon Mobil Corp.	136,375	14,701,225
Hess Corp.	8,818	1,221,646
Kinder Morgan, Inc.	61,206	1,799,456
Marathon Petroleum Corp.	9,685	1,608,775
Occidental Petroleum Corp.	22,471	944,007
ONEOK, Inc.	19,725	1,610,152
Phillips 66 Co.	12,885	1,537,181
Targa Resources Corp.	6,862	1,194,537
Valero Energy Corp.	9,874	1,327,263
Williams Cos., Inc.	38,647	2,427,418
		37,596,566
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	7,434	600,667
PHARMACEUTICALS — 2.7%
Bristol-Myers Squibb Co.	64,419	2,981,955
Eli Lilly & Co.	24,933	19,436,021
Merck & Co., Inc.	79,485	6,292,033
Viatris, Inc.	37,418	334,143
Zoetis, Inc.	14,077	2,195,308
		31,239,460
Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.2%
Broadridge Financial Solutions, Inc.	3,755	$912,578
Dayforce, Inc. (a)	5,108	282,932
Verisk Analytics, Inc.	4,444	1,384,306
		2,579,816
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	9,263	1,297,931
CoStar Group, Inc. (a)	13,327	1,071,491
		2,369,422
RESIDENTIAL REITs — 0.1%
AvalonBay Communities, Inc. REIT	4,528	921,448
Equity Residential REIT	10,855	732,604
		1,654,052
RETAIL REITs — 0.1%
Federal Realty Investment Trust REIT	2,484	235,955
Kimco Realty Corp. REIT	21,294	447,600
Regency Centers Corp. REIT	5,163	367,760
		1,051,315
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.7%
Advanced Micro Devices, Inc. (a)	51,290	7,278,051
Applied Materials, Inc.	25,691	4,703,251
Intel Corp.	138,046	3,092,230
KLA Corp.	4,155	3,721,800
Lam Research Corp.	40,448	3,937,208
Micron Technology, Inc.	35,409	4,364,159
NVIDIA Corp.	771,934	121,957,853
ON Semiconductor Corp. (a)	13,327	698,468
QUALCOMM, Inc.	34,749	5,534,126
		155,287,146
SOFTWARE — 13.1%
Adobe, Inc. (a)	13,487	5,217,851
Autodesk, Inc. (a)	6,779	2,098,575
Cadence Design Systems, Inc. (a)	8,602	2,650,706
Fortinet, Inc. (a)	20,132	2,128,355
Gen Digital, Inc.	17,304	508,738
Microsoft Corp.	235,210	116,995,806
Palo Alto Networks, Inc. (a)	20,914	4,279,841
Salesforce, Inc.	30,334	8,271,778
ServiceNow, Inc. (a)	6,556	6,740,092
		148,891,742
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	14,860	3,284,357
Digital Realty Trust, Inc. REIT	9,987	1,741,034
Equinix, Inc. REIT	3,132	2,491,412
Extra Space Storage, Inc. REIT	6,745	994,483
Iron Mountain, Inc. REIT	9,338	957,799
Public Storage REIT	5,008	1,469,447
SBA Communications Corp. REIT	3,424	804,092

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Weyerhaeuser Co. REIT	22,951	$589,611
		12,332,235
SPECIALTY RETAIL — 2.4%
AutoZone, Inc. (a)	521	1,934,072
Best Buy Co., Inc.	6,087	408,620
Home Depot, Inc.	31,427	11,522,395
Lowe's Cos., Inc.	17,673	3,921,108
O'Reilly Automotive, Inc. (a)	27,060	2,438,918
TJX Cos., Inc.	35,389	4,370,188
Tractor Supply Co.	16,698	881,153
Ulta Beauty, Inc. (a)	1,436	671,790
Williams-Sonoma, Inc.	3,910	638,777
		26,787,021
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.0%
Apple, Inc.	472,785	97,001,298
Dell Technologies, Inc. Class C	9,466	1,160,532
Hewlett Packard Enterprise Co.	41,659	851,927
HP, Inc.	29,610	724,261
NetApp, Inc.	6,456	687,887
Seagate Technology Holdings PLC	6,738	972,495
Western Digital Corp.	11,073	708,561
		102,106,961
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	4,808	495,561
NIKE, Inc. Class B	37,330	2,651,923
Ralph Lauren Corp.	1,306	358,210
Tapestry, Inc.	6,599	579,458
		4,085,152
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	36,320	1,525,440
United Rentals, Inc.	2,021	1,522,621
Security Description	Shares	Value
WW Grainger, Inc.	1,336	$1,389,761
		4,437,822
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	6,160	856,918
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc.	15,079	3,592,723
TOTAL COMMON STOCKS (Cost $1,015,425,068)		1,134,278,476
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d) (Cost $717,840)	717,840	717,840
TOTAL INVESTMENTS — 99.9% (Cost $1,016,142,908)		1,134,996,316
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		686,978
NET ASSETS — 100.0%		$1,135,683,294
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	3	09/19/2025	$787,185	$810,353	$23,168

During the year ended June 30, 2025, the average notional value related to futures contracts was $1,269,441.
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,134,278,476	$—	$—	$1,134,278,476
Short-Term Investment	717,840	—	—	717,840
TOTAL INVESTMENTS	$1,134,996,316	$—	$—	$1,134,996,316
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$23,168	$—	$—	$23,168
TOTAL OTHER FINANCIAL INSTRUMENTS:	$23,168	$—	$—	$23,168

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	11,598	$858,252	$514,906	$768,822	$129,094	$221,716	8,982	$955,146	$40,073
State Street Institutional Liquid Reserves Fund, Premier Class	598,678	598,858	3,151,484	3,750,342	15	(15)	—	—	8,203
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	25,392,259	24,674,419	—	—	717,840	717,840	61,805
Total		$1,457,110	$29,058,649	$29,193,583	$129,109	$221,701		$1,672,986	$110,081
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.7%
AeroVironment, Inc. (a)	138,854	$39,566,447
Kratos Defense & Security Solutions, Inc. (a)	476,908	22,152,377
Moog, Inc. Class A	139,991	25,334,171
Triumph Group, Inc. (a)	226,751	5,838,838
		92,891,833
AIR FREIGHT & LOGISTICS — 0.0% *
Forward Air Corp. (a) (b)	39,251	963,220
AIRLINES — 0.6%
SkyWest, Inc. (a)	198,930	20,483,822
AUTO COMPONENTS — 1.0%
Dorman Products, Inc. (a)	133,837	16,417,785
Patrick Industries, Inc. (b)	79,353	7,321,901
Phinia, Inc.	101,334	4,508,350
XPEL, Inc. (a) (b)	114,272	4,102,365
		32,350,401
BANKS — 6.6%
Ameris Bancorp	153,106	9,905,958
Axos Financial, Inc. (a)	264,706	20,128,244
BancFirst Corp.	98,672	12,197,833
Bancorp, Inc. (a)	230,879	13,153,177
Bank of Hawaii Corp.	89,223	6,025,229
BankUnited, Inc.	173,246	6,165,825
Banner Corp.	87,166	5,591,699
Cathay General Bancorp	173,276	7,889,256
Central Pacific Financial Corp.	84,590	2,371,058
City Holding Co.	72,100	8,826,482
Community Financial System, Inc.	167,275	9,512,929
CVB Financial Corp.	262,483	5,194,539
FB Financial Corp.	76,668	3,473,060
First BanCorp	483,838	10,078,346
First Commonwealth Financial Corp.	235,732	3,825,930
First Financial Bancorp	222,373	5,394,769
First Hawaiian, Inc.	266,501	6,651,865
Fulton Financial Corp.	422,328	7,618,797
Lakeland Financial Corp.	69,433	4,266,658
National Bank Holdings Corp. Class A	86,168	3,240,778
NBT Bancorp, Inc.	113,890	4,732,130
OFG Bancorp	131,026	5,607,913
Park National Corp.	46,998	7,860,885
Pathward Financial, Inc.	117,006	9,257,515
Preferred Bank	57,114	4,942,931
S&T Bancorp, Inc.	102,237	3,866,603
ServisFirst Bancshares, Inc.	247,647	19,195,119
Tompkins Financial Corp.	25,275	1,585,501
Triumph Financial, Inc. (a)	67,434	3,716,288
Westamerica BanCorp	71,135	3,445,779
WSFS Financial Corp.	129,135	7,102,425
		222,825,521
Security Description	Shares	Value
BEVERAGES — 0.1%
National Beverage Corp. (a)	61,346	$2,652,601
BIOTECHNOLOGY — 4.0%
ACADIA Pharmaceuticals, Inc. (a)	419,463	9,047,817
ADMA Biologics, Inc. (a)	1,180,073	21,489,129
Alkermes PLC (a)	523,057	14,964,661
Arcus Biosciences, Inc. (a)	338,603	2,756,228
Arrowhead Pharmaceuticals, Inc. (a)	241,502	3,815,732
Catalyst Pharmaceuticals, Inc. (a)	566,781	12,299,148
Dynavax Technologies Corp. (a)	226,347	2,245,362
Krystal Biotech, Inc. (a)	125,525	17,254,667
Protagonist Therapeutics, Inc. (a)	306,412	16,935,391
TG Therapeutics, Inc. (a) (b)	670,288	24,123,665
Vericel Corp. (a)	246,542	10,490,362
Xencor, Inc. (a)	148,139	1,164,373
		136,586,535
BROADLINE RETAIL — 0.4%
Etsy, Inc. (a)	252,527	12,666,754
BUILDING PRODUCTS — 3.4%
Apogee Enterprises, Inc.	106,638	4,329,503
Armstrong World Industries, Inc.	214,703	34,876,355
AZZ, Inc. (b)	148,442	14,024,800
CSW Industrials, Inc.	83,185	23,859,954
Griffon Corp.	192,928	13,962,199
Zurn Elkay Water Solutions Corp. (b)	698,618	25,548,460
		116,601,271
CAPITAL MARKETS — 4.0%
Acadian Asset Management, Inc.	132,746	4,677,969
Artisan Partners Asset Management, Inc. Class A	168,490	7,469,162
BGC Group, Inc. Class A	1,026,171	10,497,729
Cohen & Steers, Inc. (b)	133,069	10,026,749
Donnelley Financial Solutions, Inc. (a) (b)	52,776	3,253,640
Moelis & Co. Class A	187,005	11,654,152
Piper Sandler Cos.	81,199	22,568,450
PJT Partners, Inc. Class A (b)	120,726	19,920,997
StepStone Group, Inc. Class A	187,221	10,390,766
StoneX Group, Inc. (a)	112,855	10,285,605
Virtu Financial, Inc. Class A	398,285	17,839,185
Virtus Investment Partners, Inc.	12,918	2,343,325
WisdomTree, Inc. (b)	576,734	6,638,208
		137,565,937
CHEMICALS — 2.1%
Balchem Corp.	160,670	25,578,664
Element Solutions, Inc.	510,204	11,556,120
Hawkins, Inc.	93,585	13,298,428
Ingevity Corp. (a)	93,464	4,027,364
Innospec, Inc.	61,640	5,183,308

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Sensient Technologies Corp.	111,225	$10,957,887
		70,601,771
COMMERCIAL SERVICES & SUPPLIES — 2.1%
Brady Corp. Class A	138,968	9,445,655
CoreCivic, Inc. (a)	284,897	6,002,780
GEO Group, Inc. (a) (b)	684,932	16,404,121
HNI Corp.	119,674	5,885,567
Interface, Inc.	292,017	6,111,916
Liquidity Services, Inc. (a)	112,265	2,648,331
OPENLANE, Inc. (a) (b)	532,592	13,021,874
Pitney Bowes, Inc.	360,173	3,929,488
UniFirst Corp.	33,502	6,305,747
		69,755,479
COMMUNICATIONS EQUIPMENT — 0.7%
Calix, Inc. (a)	114,104	6,069,192
Digi International, Inc. (a)	108,254	3,773,734
Extreme Networks, Inc. (a)	319,605	5,736,910
Harmonic, Inc. (a)	285,140	2,700,276
Viavi Solutions, Inc. (a)	480,614	4,839,783
		23,119,895
CONSTRUCTION & ENGINEERING — 3.9%
Arcosa, Inc. (b)	154,411	13,388,978
Dycom Industries, Inc. (a)	142,209	34,754,457
Everus Construction Group, Inc. (a) (b)	121,036	7,689,417
Granite Construction, Inc. (b)	216,680	20,261,747
MYR Group, Inc. (a)	43,732	7,935,171
Sterling Infrastructure, Inc. (a) (b)	150,367	34,694,178
WillScot Holdings Corp. (b)	558,922	15,314,463
		134,038,411
CONSUMER FINANCE — 0.6%
Enova International, Inc. (a)	125,351	13,979,143
PROG Holdings, Inc.	199,482	5,854,797
		19,833,940
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
Chefs' Warehouse, Inc. (a) (b)	175,587	11,204,207
CONTAINERS & PACKAGING — 0.3%
Sealed Air Corp.	279,474	8,672,078
DIVERSIFIED CONSUMER SERVICES — 2.4%
Adtalem Global Education, Inc. (a)	177,574	22,592,740
Frontdoor, Inc. (a)	363,694	21,436,124
Mister Car Wash, Inc. (a) (b)	210,760	1,266,668
Perdoceo Education Corp.	161,385	5,275,676
Stride, Inc. (a) (b)	211,434	30,698,102
		81,269,310
DIVERSIFIED REITs — 1.0%
American Assets Trust, Inc. REIT	141,265	2,789,984
Armada Hoffler Properties, Inc. REIT	257,027	1,765,775
Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT (b)	976,277	$31,152,999
		35,708,758
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Cogent Communications Holdings, Inc. (b)	207,682	10,012,349
Lumen Technologies, Inc. (a)	2,585,327	11,323,733
		21,336,082
ELECTRIC UTILITIES — 0.5%
MGE Energy, Inc.	112,409	9,941,452
Otter Tail Corp. (b)	92,362	7,120,187
		17,061,639
ELECTRICAL EQUIPMENT — 0.4%
Powell Industries, Inc. (b)	46,352	9,754,778
Vicor Corp. (a)	64,975	2,947,266
		12,702,044
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Advanced Energy Industries, Inc. (b)	91,580	12,134,350
Arlo Technologies, Inc. (a)	288,262	4,888,923
Badger Meter, Inc.	145,614	35,668,149
Benchmark Electronics, Inc.	101,624	3,946,060
CTS Corp.	89,601	3,817,899
ePlus, Inc. (a)	61,210	4,413,241
Itron, Inc. (a)	225,334	29,660,714
OSI Systems, Inc. (a) (b)	77,467	17,419,230
Plexus Corp. (a)	90,448	12,238,519
Sanmina Corp. (a)	126,887	12,413,355
TTM Technologies, Inc. (a)	261,263	10,664,756
		147,265,196
ENERGY EQUIPMENT & SERVICES — 2.2%
Archrock, Inc.	873,958	21,700,377
Atlas Energy Solutions, Inc. (b)	359,151	4,801,849
Cactus, Inc. Class A	338,436	14,796,422
Core Laboratories, Inc. (b)	111,604	1,285,678
Helix Energy Solutions Group, Inc. (a)	410,679	2,562,637
Helmerich & Payne, Inc. (b)	283,828	4,302,833
Liberty Energy, Inc.	443,833	5,095,203
Oceaneering International, Inc. (a)	497,220	10,302,398
RPC, Inc. (b)	216,511	1,024,097
Tidewater, Inc. (a) (b)	224,986	10,378,604
		76,250,098
ENTERTAINMENT — 1.0%
Cinemark Holdings, Inc. (b)	498,989	15,059,488
Madison Square Garden Sports Corp. (a)	82,589	17,256,972
		32,316,460
FINANCIAL SERVICES — 1.7%
Enact Holdings, Inc.	32,405	1,203,846

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
EVERTEC, Inc.	203,151	$7,323,593
HA Sustainable Infrastructure Capital, Inc. (b)	320,404	8,606,051
NCR Atleos Corp. (a)	160,694	4,584,600
NMI Holdings, Inc. (a)	386,384	16,301,541
Payoneer Global, Inc. (a)	1,277,559	8,751,279
Radian Group, Inc.	298,832	10,763,929
		57,534,839
FOOD PRODUCTS — 1.6%
Cal-Maine Foods, Inc. (b)	213,877	21,308,565
Freshpet, Inc. (a) (b)	241,643	16,422,058
J&J Snack Foods Corp.	41,699	4,729,084
Simply Good Foods Co. (a) (b)	210,030	6,634,848
Tootsie Roll Industries, Inc. (b)	48,754	1,630,821
WK Kellogg Co. (b)	207,239	3,303,390
		54,028,766
GAS UTILITIES — 0.2%
Chesapeake Utilities Corp.	65,758	7,905,427
GROUND TRANSPORTATION — 0.2%
RXO, Inc. (a) (b)	327,931	5,155,075
HEALTH CARE EQUIPMENT & SUPPLIES — 4.9%
Artivion, Inc. (a) (b)	190,168	5,914,225
Glaukos Corp. (a)	282,482	29,177,566
ICU Medical, Inc. (a)	120,720	15,953,148
Inspire Medical Systems, Inc. (a) (b)	145,821	18,923,191
Integer Holdings Corp. (a)	172,450	21,206,177
LeMaitre Vascular, Inc. (b)	100,747	8,367,038
Merit Medical Systems, Inc. (a)	292,126	27,307,938
STAAR Surgical Co. (a) (b)	141,544	2,375,108
Tandem Diabetes Care, Inc. (a) (b)	326,114	6,078,765
TransMedics Group, Inc. (a) (b)	166,695	22,338,797
UFP Technologies, Inc. (a) (b)	36,142	8,824,431
		166,466,384
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Addus HomeCare Corp. (a)	55,925	6,442,001
Astrana Health, Inc. (a)	208,203	5,180,091
Concentra Group Holdings Parent, Inc.	223,643	4,600,336
CorVel Corp. (a)	134,211	13,794,207
National HealthCare Corp.	39,851	4,264,455
NeoGenomics, Inc. (a) (b)	291,085	2,127,831
OmniAb, Inc. (a) (b) (c)	65,116	—
Privia Health Group, Inc. (a)	356,676	8,203,548
Progyny, Inc. (a)	186,649	4,106,278
RadNet, Inc. (a) (b)	326,348	18,572,465
U.S. Physical Therapy, Inc.	37,250	2,912,950
		70,204,162
HEALTH CARE REITs — 0.6%
CareTrust REIT, Inc.	464,261	14,206,387
LTC Properties, Inc. REIT	107,207	3,710,434
Security Description	Shares	Value
Universal Health Realty Income Trust REIT	32,193	$1,286,754
		19,203,575
HEALTH CARE TECHNOLOGY — 0.2%
HealthStream, Inc.	68,804	1,903,807
Schrodinger, Inc. (a) (b)	147,989	2,977,539
Simulations Plus, Inc. (b)	45,059	786,279
		5,667,625
HOTEL & RESORT REITs — 1.8%
Apple Hospitality REIT, Inc. (b)	535,947	6,254,502
DiamondRock Hospitality Co. REIT	1,024,104	7,844,637
Pebblebrook Hotel Trust REIT	286,462	2,861,755
Ryman Hospitality Properties, Inc. REIT (b)	296,031	29,209,379
Summit Hotel Properties, Inc. REIT (b)	256,715	1,306,679
Sunstone Hotel Investors, Inc. REIT	982,972	8,532,197
Xenia Hotels & Resorts, Inc. REIT (b)	487,871	6,132,538
		62,141,687
HOTELS, RESTAURANTS & LEISURE — 3.2%
Brinker International, Inc. (a)	219,610	39,602,271
Cheesecake Factory, Inc. (b)	148,614	9,312,153
Dave & Buster's Entertainment, Inc. (a) (b)	136,702	4,111,996
Monarch Casino & Resort, Inc.	62,220	5,378,297
Pursuit Attractions & Hospitality, Inc. (a) (b)	106,839	3,080,168
Sabre Corp. (a) (b)	1,932,398	6,106,378
Shake Shack, Inc. Class A (a) (b)	198,840	27,956,904
Six Flags Entertainment Corp. (a) (b)	466,039	14,181,567
		109,729,734
HOUSEHOLD DURABLES — 2.4%
Cavco Industries, Inc. (a)	39,554	17,183,444
Champion Homes, Inc. (a)	260,150	16,287,991
Dream Finders Homes, Inc. Class A (a) (b)	138,093	3,470,277
Green Brick Partners, Inc. (a)	149,850	9,422,568
Installed Building Products, Inc. (b)	112,633	20,309,983
M/I Homes, Inc. (a)	70,149	7,865,106
Tri Pointe Homes, Inc. (a)	228,519	7,301,182
		81,840,551
HOUSEHOLD PRODUCTS — 0.4%
Energizer Holdings, Inc. (b)	138,221	2,786,536
WD-40 Co.	40,980	9,347,128
		12,133,664
INDUSTRIAL REITs — 0.6%
Innovative Industrial Properties, Inc. REIT	94,174	5,200,288

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Terreno Realty Corp. REIT	250,222	$14,029,948
		19,230,236
INSURANCE — 2.1%
AMERISAFE, Inc.	41,763	1,826,296
Assured Guaranty Ltd.	111,746	9,733,077
Employers Holdings, Inc.	61,814	2,916,385
Goosehead Insurance, Inc. Class A (b)	123,873	13,069,840
HCI Group, Inc.	46,035	7,006,527
Mercury General Corp.	131,395	8,848,139
Palomar Holdings, Inc. (a)	131,738	20,320,586
Trupanion, Inc. (a) (b)	167,518	9,272,121
		72,992,971
INTERACTIVE MEDIA & SERVICES — 0.9%
Cargurus, Inc. (a)	418,327	14,001,405
Cars.com, Inc. (a)	132,085	1,565,207
QuinStreet, Inc. (a)	283,532	4,564,865
TripAdvisor, Inc. (a) (b)	391,069	5,103,451
Yelp, Inc. (a)	173,523	5,946,633
		31,181,561
IT SERVICES — 0.3%
DigitalOcean Holdings, Inc. (a) (b)	310,487	8,867,509
Grid Dynamics Holdings, Inc. (a)	204,623	2,363,395
		11,230,904
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Acushnet Holdings Corp. (b)	73,167	5,328,021
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Azenta, Inc. (a) (b)	112,494	3,462,565
BioLife Solutions, Inc. (a) (b)	182,364	3,928,121
Mesa Laboratories, Inc. (b)	18,281	1,722,436
		9,113,122
MACHINERY — 6.8%
Alamo Group, Inc.	22,628	4,941,503
Albany International Corp. Class A	74,684	5,237,589
Enerpac Tool Group Corp.	267,487	10,849,273
Enpro, Inc. (b)	64,117	12,281,611
ESCO Technologies, Inc.	127,361	24,436,755
Federal Signal Corp. (b)	301,374	32,072,221
Franklin Electric Co., Inc.	117,526	10,546,783
Gates Industrial Corp. PLC (a)	747,672	17,218,886
Greenbrier Cos., Inc. (b)	155,842	7,176,524
JBT Marel Corp.	95,275	11,457,772
Kadant, Inc. (b)	57,997	18,411,148
Lindsay Corp.	24,619	3,551,291
Mueller Water Products, Inc. Class A	774,434	18,617,393
SPX Technologies, Inc. (a)	230,163	38,593,732
Standex International Corp.	39,035	6,108,197
Trinity Industries, Inc.	403,439	10,896,887
		232,397,565
Security Description	Shares	Value
MARINE — 0.3%
Matson, Inc.	103,261	$11,498,112
MEDIA — 0.4%
DoubleVerify Holdings, Inc. (a)	373,394	5,589,708
John Wiley & Sons, Inc. Class A	118,201	5,275,311
TechTarget, Inc. (a)	59,586	462,983
Thryv Holdings, Inc. (a) (b)	75,211	914,566
		12,242,568
METALS & MINING — 0.9%
Alpha Metallurgical Resources, Inc. (a) (b)	34,684	3,901,256
Century Aluminum Co. (a)	261,914	4,719,690
MP Materials Corp. (a) (b)	263,101	8,753,370
Warrior Met Coal, Inc. (b)	261,268	11,973,913
		29,348,229
MULTI-UTILITIES — 0.0% *
Unitil Corp.	31,875	1,662,281
OFFICE REITs — 1.0%
Douglas Emmett, Inc. REIT (b)	480,068	7,220,223
Highwoods Properties, Inc. REIT	325,893	10,132,013
SL Green Realty Corp. REIT (b)	245,761	15,212,606
		32,564,842
OIL, GAS & CONSUMABLE FUELS — 1.8%
Comstock Resources, Inc. (a) (b)	227,970	6,307,930
International Seaways, Inc. (b)	115,576	4,216,212
Magnolia Oil & Gas Corp. Class A (b)	591,362	13,293,818
Northern Oil & Gas, Inc. (b)	485,526	13,764,662
SM Energy Co. (b)	283,969	7,016,874
Core Natural Resources, Inc.	247,270	17,244,610
		61,844,106
PAPER & FOREST PRODUCTS — 0.2%
Sylvamo Corp.	167,624	8,397,962
PERSONAL CARE PRODUCTS — 0.3%
Interparfums, Inc. (b)	88,461	11,615,814
PHARMACEUTICALS — 2.4%
Amphastar Pharmaceuticals, Inc. (a) (b)	114,457	2,627,933
ANI Pharmaceuticals, Inc. (a)	84,074	5,485,828
Collegium Pharmaceutical, Inc. (a)	158,879	4,698,052
Corcept Therapeutics, Inc. (a) (b)	466,537	34,243,816
Harmony Biosciences Holdings, Inc. (a)	191,374	6,047,418
Innoviva, Inc. (a) (b)	150,219	3,017,900
Ligand Pharmaceuticals, Inc. (a) (b)	52,467	5,964,449
Phibro Animal Health Corp. Class A	102,453	2,616,650
Prestige Consumer Healthcare, Inc. (a)	147,151	11,750,007

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	141,923	$4,473,413
		80,925,466
PROFESSIONAL SERVICES — 1.1%
CSG Systems International, Inc.	70,055	4,575,292
Heidrick & Struggles International, Inc.	55,531	2,541,098
Korn Ferry	157,193	11,526,963
Verra Mobility Corp. (a)	788,026	20,007,980
		38,651,333
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Kennedy-Wilson Holdings, Inc.	220,364	1,498,475
St. Joe Co.	187,089	8,924,146
		10,422,621
RESIDENTIAL REITs — 0.4%
Centerspace REIT	46,720	2,812,077
Elme Communities REIT	261,607	4,159,551
NexPoint Residential Trust, Inc. REIT	108,779	3,624,516
Veris Residential, Inc. REIT	174,411	2,596,980
		13,193,124
RETAIL REITs — 1.9%
Acadia Realty Trust REIT	446,671	8,294,681
Curbline Properties Corp. REIT	469,180	10,711,380
Getty Realty Corp. REIT (b)	107,152	2,961,681
Macerich Co. REIT	824,242	13,336,236
Phillips Edison & Co., Inc. REIT	271,570	9,513,097
Saul Centers, Inc. REIT	31,081	1,061,105
Tanger, Inc. REIT	376,054	11,499,731
Urban Edge Properties REIT	373,711	6,973,447
Whitestone REIT	113,869	1,421,085
		65,772,443
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Alpha & Omega Semiconductor Ltd. (a)	57,553	1,476,810
Axcelis Technologies, Inc. (a) (b)	93,743	6,532,950
CEVA, Inc. (a)	53,512	1,176,194
FormFactor, Inc. (a)	171,417	5,898,459
Impinj, Inc. (a) (b)	116,385	12,926,882
PDF Solutions, Inc. (a)	156,341	3,342,571
Photronics, Inc. (a)	134,129	2,525,649
Semtech Corp. (a)	426,994	19,274,509
SiTime Corp. (a)	103,229	21,996,035
SolarEdge Technologies, Inc. (a) (b)	87,590	1,786,836
		76,936,895
SOFTWARE — 6.6%
A10 Networks, Inc.	213,805	4,137,127
ACI Worldwide, Inc. (a)	518,358	23,797,816
Adeia, Inc.	203,701	2,880,332
Agilysys, Inc. (a) (b)	110,449	12,661,873
Alarm.com Holdings, Inc. (a)	145,892	8,253,110
Security Description	Shares	Value
BlackLine, Inc. (a) (b)	255,164	$14,447,386
Box, Inc. Class A (a)	714,924	24,428,953
Cleanspark, Inc. (a) (b)	1,368,858	15,098,504
Clear Secure, Inc. Class A (b)	456,050	12,659,948
InterDigital, Inc. (b)	128,250	28,757,498
LiveRamp Holdings, Inc. (a)	170,945	5,648,023
MARA Holdings, Inc. (a) (b)	1,739,543	27,276,034
N-able, Inc. (a)	156,560	1,268,136
Progress Software Corp.	213,466	13,627,669
Sprinklr, Inc. Class A (a)	212,463	1,797,437
SPS Commerce, Inc. (a)	187,517	25,519,189
Teradata Corp. (a)	166,797	3,721,241
		225,980,276
SPECIALIZED REITs — 0.6%
Four Corners Property Trust, Inc. REIT (b)	270,367	7,275,576
Outfront Media, Inc. REIT (b)	685,823	11,192,631
Uniti Group, Inc. REIT (a)	578,158	2,497,643
		20,965,850
SPECIALTY RETAIL — 1.4%
Boot Barn Holdings, Inc. (a) (b)	151,268	22,992,736
Buckle, Inc.	75,370	3,418,030
Group 1 Automotive, Inc.	30,731	13,420,535
Urban Outfitters, Inc. (a)	126,860	9,202,424
		49,033,725
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Hanesbrands, Inc. (a)	935,623	4,285,153
Kontoor Brands, Inc.	247,619	16,335,426
Steven Madden Ltd. (b)	235,217	5,640,504
Wolverine World Wide, Inc. (b)	274,376	4,960,718
		31,221,801
TRADING COMPANIES & DISTRIBUTORS — 1.0%
DNOW, Inc. (a)	297,463	4,411,376
DXP Enterprises, Inc. (a)	63,654	5,579,273
GMS, Inc. (a)	121,962	13,263,368
Rush Enterprises, Inc. Class A	187,498	9,658,022
		32,912,039
WATER UTILITIES — 0.3%
American States Water Co.	95,221	7,299,642
Middlesex Water Co.	43,214	2,341,334
		9,640,976
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a) (b)	127,175	1,866,929
TOTAL COMMON STOCKS (Cost $2,961,278,952)		3,396,906,524
SHORT-TERM INVESTMENTS — 9.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	943,377	943,377

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	314,598,308	$314,598,308
TOTAL SHORT-TERM INVESTMENTS (Cost $315,541,685)		315,541,685
TOTAL INVESTMENTS — 109.2% (Cost $3,276,820,637)		3,712,448,209
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%		(312,015,719)
NET ASSETS — 100.0%		$3,400,432,490
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,396,906,524	$—	$0(a)	$3,396,906,524
Short-Term Investments	315,541,685	—	—	315,541,685
TOTAL INVESTMENTS	$3,712,448,209	$—	$0	$3,712,448,209
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,987,519	$3,988,716	$11,198,989	$15,187,705	$309	$(309)	—	$—	$32,324
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	106,635,473	105,692,096	—	—	943,377	943,377	135,647
State Street Navigator Securities Lending Portfolio II	183,700,828	183,700,828	2,213,282,784	2,082,385,304	—	—	314,598,308	314,598,308	609,693
Total		$187,689,544	$2,331,117,246	$2,203,265,105	$309	$(309)		$315,541,685	$777,664
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	198,932	$13,684,532
Kratos Defense & Security Solutions, Inc. (a) (b)	392,893	18,249,880
Mercury Systems, Inc. (a)	285,176	15,359,580
National Presto Industries, Inc.	28,026	2,745,427
Triumph Group, Inc. (a)	176,015	4,532,386
		54,571,805
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp. (a) (b)	73,008	1,791,616
Hub Group, Inc. Class A	339,838	11,360,785
		13,152,401
AIRLINES — 0.4%
Allegiant Travel Co. (a) (b)	81,028	4,452,488
JetBlue Airways Corp. (a) (b)	1,750,294	7,403,744
Sun Country Airlines Holdings, Inc. (a)	213,423	2,507,720
		14,363,952
AUTO COMPONENTS — 3.0%
Adient PLC (a)	469,011	9,126,954
American Axle & Manufacturing Holdings, Inc. (a) (b)	642,993	2,623,411
BorgWarner, Inc.	1,239,153	41,486,842
Dana, Inc.	739,312	12,679,201
Fox Factory Holding Corp. (a)	238,018	6,174,187
Gentherm, Inc. (a)	172,409	4,877,451
LCI Industries (b)	141,535	12,906,577
Patrick Industries, Inc. (b)	99,724	9,201,534
Phinia, Inc.	111,149	4,945,019
Standard Motor Products, Inc. (b)	119,210	3,662,131
		107,683,307
AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	158,198	4,587,742
BANKS — 11.5%
Ameris Bancorp	188,007	12,164,053
Atlantic Union Bankshares Corp.	802,051	25,088,155
Banc of California, Inc.	730,408	10,262,232
Bank of Hawaii Corp.	121,976	8,237,039
BankUnited, Inc.	231,768	8,248,623
Banner Corp.	96,711	6,204,011
Berkshire Hills Bancorp, Inc.	260,723	6,528,504
Brookline Bancorp, Inc.	508,519	5,364,875
Capitol Federal Financial, Inc.	679,231	4,143,309
Cathay General Bancorp	195,777	8,913,727
Central Pacific Financial Corp.	61,567	1,725,723
Community Financial System, Inc.	108,587	6,175,343
Customers Bancorp, Inc. (a)	163,516	9,604,930
CVB Financial Corp.	435,041	8,609,461
Dime Community Bancshares, Inc.	225,067	6,063,305
Security Description	Shares	Value
Eagle Bancorp, Inc.	165,840	$3,230,563
FB Financial Corp.	107,082	4,850,815
First BanCorp	348,565	7,260,609
First Bancorp/Southern Pines NC	236,096	10,409,473
First Commonwealth Financial Corp.	316,336	5,134,133
First Financial Bancorp	282,400	6,851,024
First Hawaiian, Inc.	400,807	10,004,143
Fulton Financial Corp.	542,508	9,786,844
Hanmi Financial Corp.	170,916	4,218,207
Heritage Financial Corp.	194,399	4,634,472
Hilltop Holdings, Inc.	261,788	7,945,266
Hope Bancorp, Inc.	721,692	7,743,755
Independent Bank Corp.	239,298	15,048,255
Lakeland Financial Corp.	65,293	4,012,255
National Bank Holdings Corp. Class A	119,559	4,496,614
NBT Bancorp, Inc.	166,827	6,931,662
Northwest Bancshares, Inc.	728,094	9,305,041
OFG Bancorp	104,808	4,485,782
Pacific Premier Bancorp, Inc.	550,697	11,614,200
Park National Corp.	27,576	4,612,362
Provident Financial Services, Inc.	732,648	12,843,319
Renasant Corp.	522,599	18,776,982
S&T Bancorp, Inc.	102,809	3,888,236
Seacoast Banking Corp. of Florida	484,276	13,375,703
Simmons First National Corp. Class A	706,451	13,394,311
Southside Bancshares, Inc. (b)	158,107	4,653,089
Stellar Bancorp, Inc.	255,168	7,139,601
Tompkins Financial Corp.	40,905	2,565,971
Triumph Financial, Inc. (a)	51,261	2,824,994
TrustCo Bank Corp.	108,588	3,629,011
Trustmark Corp.	338,953	12,358,226
United Community Banks, Inc.	683,366	20,357,473
Veritex Holdings, Inc.	305,905	7,984,121
WaFd, Inc.	457,317	13,390,242
Westamerica BanCorp	67,225	3,256,379
WSFS Financial Corp.	174,895	9,619,225
		419,965,648
BEVERAGES — 0.1%
MGP Ingredients, Inc.	77,682	2,328,130
National Beverage Corp. (a)	64,077	2,770,689
		5,098,819
BIOTECHNOLOGY — 0.9%
ACADIA Pharmaceuticals, Inc. (a)	219,077	4,725,491
Alkermes PLC (a)	338,751	9,691,666
Arrowhead Pharmaceuticals, Inc. (a)	426,660	6,741,228
Dynavax Technologies Corp. (a)	375,904	3,728,968
Myriad Genetics, Inc. (a)	506,022	2,686,977

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Vir Biotechnology, Inc. (a)	502,550	$2,532,852
Xencor, Inc. (a)	243,161	1,911,245
		32,018,427
BROADLINE RETAIL — 0.6%
Etsy, Inc. (a)	298,522	14,973,863
Kohl's Corp.	616,533	5,228,200
		20,202,063
BUILDING PRODUCTS — 1.7%
American Woodmark Corp. (a)	83,746	4,469,524
Gibraltar Industries, Inc. (a)	164,927	9,730,693
Hayward Holdings, Inc. (a) (b)	811,884	11,203,999
Insteel Industries, Inc.	110,796	4,122,719
Masterbrand, Inc. (a) (b)	714,475	7,809,212
Quanex Building Products Corp. (b)	262,785	4,966,636
Resideo Technologies, Inc. (a)	843,496	18,607,522
		60,910,305
CAPITAL MARKETS — 1.7%
Artisan Partners Asset Management, Inc. Class A	204,323	9,057,639
BGC Group, Inc. Class A	974,240	9,966,475
Donnelley Financial Solutions, Inc. (a) (b)	84,142	5,187,354
Moelis & Co. Class A	207,360	12,922,675
StepStone Group, Inc. Class A	161,035	8,937,443
StoneX Group, Inc. (a)	115,620	10,537,607
Virtus Investment Partners, Inc.	22,583	4,096,556
		60,705,749
CHEMICALS — 4.4%
AdvanSix, Inc.	152,982	3,633,322
Celanese Corp.	616,711	34,122,620
Chemours Co. (b)	852,193	9,757,610
Element Solutions, Inc.	685,586	15,528,523
FMC Corp. (b)	703,715	29,380,101
HB Fuller Co.	304,684	18,326,743
Ingevity Corp. (a) (b)	102,018	4,395,956
Innospec, Inc.	69,790	5,868,641
Koppers Holdings, Inc.	114,245	3,672,977
Minerals Technologies, Inc.	177,474	9,773,493
Quaker Chemical Corp. (b)	77,026	8,622,290
Sensient Technologies Corp. (b)	113,697	11,201,428
Stepan Co.	118,064	6,443,933
		160,727,637
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	349,493	16,499,565
Brady Corp. Class A	88,988	6,048,514
CoreCivic, Inc. (a)	284,848	6,001,747
Deluxe Corp. (b)	246,231	3,917,535
Enviri Corp. (a) (b)	459,395	3,987,549
Healthcare Services Group, Inc. (a)	409,316	6,152,019
HNI Corp.	128,432	6,316,286
MillerKnoll, Inc.	381,578	7,410,245
Security Description	Shares	Value
Pitney Bowes, Inc.	476,258	$5,195,975
UniFirst Corp.	46,390	8,731,526
Vestis Corp. (b)	640,507	3,670,105
		73,931,066
COMMUNICATIONS EQUIPMENT — 1.3%
Calix, Inc. (a)	197,470	10,503,429
Digi International, Inc. (a)	89,456	3,118,436
Extreme Networks, Inc. (a)	395,172	7,093,337
Harmonic, Inc. (a)	316,307	2,995,427
NetScout Systems, Inc. (a)	398,822	9,894,774
Viasat, Inc. (a) (b)	486,364	7,100,915
Viavi Solutions, Inc. (a)	726,220	7,313,036
		48,019,354
CONSTRUCTION & ENGINEERING — 1.0%
Arcosa, Inc.	98,108	8,506,945
Everus Construction Group, Inc. (a) (b)	148,208	9,415,654
MYR Group, Inc. (a)	38,095	6,912,338
WillScot Holdings Corp. (b)	388,011	10,631,501
		35,466,438
CONSUMER FINANCE — 1.0%
Bread Financial Holdings, Inc.	265,565	15,169,073
Encore Capital Group, Inc. (a)	129,266	5,003,887
EZCORP, Inc. Class A (a) (b)	288,807	4,008,641
Navient Corp. (b)	413,312	5,827,699
PRA Group, Inc. (a)	225,394	3,324,562
World Acceptance Corp. (a)	17,804	2,939,796
		36,273,658
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
Andersons, Inc.	184,009	6,762,331
Grocery Outlet Holding Corp. (a) (b)	558,470	6,936,197
PriceSmart, Inc.	139,724	14,676,609
SpartanNash Co.	186,699	4,945,656
United Natural Foods, Inc. (a)	342,164	7,975,843
		41,296,636
CONTAINERS & PACKAGING — 0.8%
O-I Glass, Inc. (a)	879,808	12,968,370
Sealed Air Corp.	509,963	15,824,152
		28,792,522
DIVERSIFIED CONSUMER SERVICES — 0.6%
Matthews International Corp. Class A (b)	176,998	4,232,022
Mister Car Wash, Inc. (a) (b)	296,646	1,782,843
Perdoceo Education Corp.	161,586	5,282,246
Strategic Education, Inc.	136,459	11,616,755
		22,913,866
DIVERSIFIED REITs — 0.5%
Alexander & Baldwin, Inc. REIT	405,050	7,222,041
American Assets Trust, Inc. REIT	103,912	2,052,262
Armada Hoffler Properties, Inc. REIT (b)	171,850	1,180,610

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Global Net Lease, Inc. REIT	1,093,663	$8,257,156
		18,712,069
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Lumen Technologies, Inc. (a)	2,868,169	12,562,580
Shenandoah Telecommunications Co. (b)	263,020	3,592,853
		16,155,433
ELECTRIC UTILITIES — 0.5%
MGE Energy, Inc.	79,202	7,004,625
Otter Tail Corp. (b)	128,962	9,941,680
		16,946,305
ELECTRICAL EQUIPMENT — 0.4%
Sunrun, Inc. (a) (b)	1,304,003	10,666,744
Vicor Corp. (a)	55,141	2,501,196
		13,167,940
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Advanced Energy Industries, Inc.	107,786	14,281,645
Arlo Technologies, Inc. (a)	258,426	4,382,905
Benchmark Electronics, Inc. (b)	90,601	3,518,037
CTS Corp.	68,139	2,903,403
ePlus, Inc. (a)	79,649	5,742,693
Insight Enterprises, Inc. (a) (b)	154,422	21,323,362
Knowles Corp. (a) (b)	491,451	8,659,367
PC Connection, Inc.	68,800	4,525,664
Plexus Corp. (a)	49,510	6,699,198
Ralliant Corp. (a)	640,600	31,062,694
Rogers Corp. (a)	95,047	6,508,818
Sanmina Corp. (a)	156,103	15,271,556
ScanSource, Inc. (a)	119,656	5,002,817
TTM Technologies, Inc. (a)	273,102	11,148,024
Vishay Intertechnology, Inc.	632,218	10,039,622
		151,069,805
ENERGY EQUIPMENT & SERVICES — 1.0%
Bristow Group, Inc. (a)	139,942	4,613,888
Core Laboratories, Inc. (b)	146,250	1,684,800
Helix Energy Solutions Group, Inc. (a)	349,578	2,181,367
Helmerich & Payne, Inc. (b)	238,193	3,611,006
Innovex International, Inc. (a) (b)	225,382	3,520,467
Liberty Energy, Inc.	408,231	4,686,492
Patterson-UTI Energy, Inc. (b)	1,985,736	11,775,414
ProPetro Holding Corp. (a) (b)	474,717	2,834,060
RPC, Inc. (b)	237,426	1,123,025
		36,030,519
FINANCIAL SERVICES — 3.9%
Enact Holdings, Inc.	127,577	4,739,486
EVERTEC, Inc.	127,306	4,589,381
HA Sustainable Infrastructure Capital, Inc. (b)	317,397	8,525,284
Jackson Financial, Inc. Class A	402,775	35,762,392
Mr. Cooper Group, Inc. (a)	361,043	53,871,226
NCR Atleos Corp. (a) (b)	234,790	6,698,559
Security Description	Shares	Value
Radian Group, Inc.	414,711	$14,937,890
Walker & Dunlop, Inc.	184,082	12,974,099
		142,098,317
FOOD PRODUCTS — 0.9%
B&G Foods, Inc. (b)	474,163	2,005,709
Fresh Del Monte Produce, Inc. (b)	191,561	6,210,408
J&J Snack Foods Corp.	40,122	4,550,236
John B Sanfilippo & Son, Inc.	50,075	3,166,743
Simply Good Foods Co. (a) (b)	277,315	8,760,381
Tootsie Roll Industries, Inc. (b)	40,848	1,366,366
TreeHouse Foods, Inc. (a)	256,322	4,977,773
WK Kellogg Co. (b)	151,001	2,406,956
		33,444,572
GAS UTILITIES — 1.0%
Chesapeake Utilities Corp.	57,283	6,886,562
MDU Resources Group, Inc. (b)	1,148,805	19,150,579
Northwest Natural Holding Co. (b)	230,722	9,164,278
		35,201,419
GROUND TRANSPORTATION — 1.2%
ArcBest Corp.	130,888	10,079,685
Heartland Express, Inc.	258,610	2,234,390
Hertz Global Holdings, Inc. (a) (b)	684,179	4,672,943
Marten Transport Ltd.	328,778	4,270,826
RXO, Inc. (a) (b)	431,337	6,780,618
Schneider National, Inc. Class B	261,287	6,310,081
Werner Enterprises, Inc. (b)	345,192	9,444,453
		43,792,996
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Avanos Medical, Inc. (a)	263,923	3,230,418
CONMED Corp. (b)	173,662	9,044,317
Embecta Corp.	319,141	3,092,476
Enovis Corp. (a)	320,433	10,048,779
Integra LifeSciences Holdings Corp. (a)	372,272	4,567,777
Neogen Corp. (a) (b)	1,124,473	5,374,981
Omnicell, Inc. (a)	267,295	7,858,473
QuidelOrtho Corp. (a) (b)	371,537	10,707,696
STAAR Surgical Co. (a) (b)	126,920	2,129,718
Teleflex, Inc.	248,981	29,469,391
		85,524,026
HEALTH CARE PROVIDERS & SERVICES — 1.9%
AdaptHealth Corp. (a) (b)	606,141	5,715,910
Addus HomeCare Corp. (a) (b)	39,352	4,532,957
AMN Healthcare Services, Inc. (a)	218,479	4,515,961
Concentra Group Holdings Parent, Inc.	366,878	7,546,680
National HealthCare Corp. (b)	24,195	2,589,107
NeoGenomics, Inc. (a) (b)	390,802	2,856,763
Owens & Minor, Inc. (a) (b)	419,114	3,813,937

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Pediatrix Medical Group, Inc. (a)	468,319	$6,720,378
Premier, Inc. Class A (b)	469,822	10,303,196
Privia Health Group, Inc. (a)	185,512	4,266,776
Progyny, Inc. (a)	211,682	4,657,004
Select Medical Holdings Corp.	581,618	8,828,961
U.S. Physical Therapy, Inc.	44,194	3,455,971
		69,803,601
HEALTH CARE REITs — 1.0%
CareTrust REIT, Inc.	549,208	16,805,765
LTC Properties, Inc. REIT (b)	137,077	4,744,235
Medical Properties Trust, Inc. REIT (b)	3,372,718	14,536,414
Universal Health Realty Income Trust REIT	38,165	1,525,455
		37,611,869
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a)	625,100	7,313,670
HealthStream, Inc.	60,423	1,671,905
Schrodinger, Inc. (a) (b)	144,194	2,901,183
Simulations Plus, Inc. (b)	41,463	723,529
		12,610,287
HOTEL & RESORT REITs — 0.3%
Apple Hospitality REIT, Inc. (b)	638,662	7,453,186
Pebblebrook Hotel Trust REIT (b)	338,666	3,383,273
Summit Hotel Properties, Inc. REIT (b)	331,220	1,685,910
		12,522,369
HOTELS, RESTAURANTS & LEISURE — 1.4%
BJ's Restaurants, Inc. (a)	127,255	5,675,573
Bloomin' Brands, Inc.	432,019	3,719,684
Cheesecake Factory, Inc. (b)	88,983	5,575,675
Cracker Barrel Old Country Store, Inc. (b)	127,144	7,765,955
Golden Entertainment, Inc.	113,074	3,327,768
Jack in the Box, Inc. (b)	114,658	2,001,929
Papa John's International, Inc. (b)	183,113	8,961,550
Penn Entertainment, Inc. (a) (b)	816,714	14,594,679
		51,622,813
HOUSEHOLD DURABLES — 2.8%
Century Communities, Inc.	150,095	8,453,350
Ethan Allen Interiors, Inc.	129,179	3,597,635
Helen of Troy Ltd. (a) (b)	133,471	3,787,907
La-Z-Boy, Inc. (b)	230,583	8,570,770
Leggett & Platt, Inc. (b)	771,322	6,880,192
LGI Homes, Inc. (a)	116,086	5,980,751
M/I Homes, Inc. (a)	71,744	8,043,937
Meritage Homes Corp.	404,549	27,092,647
Newell Brands, Inc. (b)	2,347,881	12,678,558
Sonos, Inc. (a)	685,334	7,408,461
Tri Pointe Homes, Inc. (a)	247,792	7,916,954
		100,411,162
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	48,139	$1,693,530
Central Garden & Pet Co. Class A (a)	281,751	8,815,989
Energizer Holdings, Inc. (b)	212,815	4,290,350
WD-40 Co.	30,106	6,866,878
		21,666,747
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
Clearway Energy, Inc. Class A	197,519	5,976,925
Clearway Energy, Inc. Class C (b)	467,349	14,955,168
		20,932,093
INDUSTRIAL REITs — 0.9%
Innovative Industrial Properties, Inc. REIT (b)	51,147	2,824,337
LXP Industrial Trust REIT	1,659,371	13,706,404
Terreno Realty Corp. REIT	296,008	16,597,169
		33,127,910
INSURANCE — 3.2%
AMERISAFE, Inc.	59,783	2,614,310
Assured Guaranty Ltd.	134,269	11,694,830
Employers Holdings, Inc.	65,893	3,108,832
Genworth Financial, Inc. (a)	2,329,639	18,124,591
Horace Mann Educators Corp.	228,034	9,798,621
Lincoln National Corp.	962,273	33,294,646
ProAssurance Corp. (a)	290,248	6,626,362
Safety Insurance Group, Inc.	84,659	6,721,078
SiriusPoint Ltd. (a)	525,533	10,715,618
Stewart Information Services Corp.	159,561	10,387,421
United Fire Group, Inc.	121,986	3,500,998
		116,587,307
INTERACTIVE MEDIA & SERVICES — 1.1%
Angi, Inc. (a)	245,503	3,746,376
Cars.com, Inc. (a) (b)	184,905	2,191,124
IAC, Inc. (a) (b)	371,859	13,885,215
Shutterstock, Inc. (b)	144,133	2,732,762
TripAdvisor, Inc. (a) (b)	217,505	2,838,440
Yelp, Inc. (a)	159,288	5,458,800
Ziff Davis, Inc. (a) (b)	240,346	7,275,273
		38,127,990
IT SERVICES — 0.5%
DXC Technology Co. (a)	1,017,715	15,560,863
Grid Dynamics Holdings, Inc. (a)	126,677	1,463,119
		17,023,982
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp. (b)	64,273	4,680,360
Sturm Ruger & Co., Inc.	92,867	3,333,925
Topgolf Callaway Brands Corp. (a) (b)	807,500	6,500,375
		14,514,660

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Azenta, Inc. (a) (b)	129,533	$3,987,026
Cytek Biosciences, Inc. (a) (b)	549,339	1,867,753
Fortrea Holdings, Inc. (a)	523,710	2,587,127
Mesa Laboratories, Inc.	10,781	1,015,786
		9,457,692
MACHINERY — 3.2%
Alamo Group, Inc.	33,190	7,248,032
Albany International Corp. Class A	83,783	5,875,702
Astec Industries, Inc.	130,502	5,440,628
Enpro, Inc. (b)	44,727	8,567,457
Franklin Electric Co., Inc.	85,958	7,713,871
Gates Industrial Corp. PLC (a)	439,258	10,116,112
Hillenbrand, Inc.	396,061	7,948,944
JBT Marel Corp. (b)	150,786	18,133,524
Kennametal, Inc. (b)	434,628	9,979,059
Lindsay Corp.	33,308	4,804,679
Proto Labs, Inc. (a)	136,257	5,455,730
Standex International Corp.	23,866	3,734,552
Tennant Co.	105,936	8,207,921
Titan International, Inc. (a) (b)	263,321	2,704,307
Worthington Enterprises, Inc. (b)	174,384	11,097,798
		117,028,316
MARINE — 0.2%
Matson, Inc.	67,060	7,467,131
MEDIA — 0.9%
Cable One, Inc. (b)	25,787	3,502,132
DoubleVerify Holdings, Inc. (a)	338,612	5,069,022
John Wiley & Sons, Inc. Class A	96,232	4,294,834
Scholastic Corp. (b)	134,208	2,815,684
TechTarget, Inc. (a) (b)	81,456	632,913
TEGNA, Inc.	902,328	15,123,017
Thryv Holdings, Inc. (a) (b)	152,174	1,850,436
		33,288,038
METALS & MINING — 1.2%
Alpha Metallurgical Resources, Inc. (a)	24,216	2,723,816
Kaiser Aluminum Corp. (b)	91,326	7,296,948
Materion Corp.	118,463	9,402,408
Metallus, Inc. (a) (b)	211,047	3,252,234
MP Materials Corp. (a) (b)	379,660	12,631,288
SunCoke Energy, Inc. (b)	469,843	4,035,951
Worthington Steel, Inc.	195,033	5,817,835
		45,160,480
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 2.3%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	729,532	7,061,870
Arbor Realty Trust, Inc. REIT	1,083,032	11,588,443
ARMOUR Residential REIT, Inc. (b)	466,404	7,840,251
Blackstone Mortgage Trust, Inc. Class A REIT (b)	951,110	18,308,868
Security Description	Shares	Value
Ellington Financial, Inc. REIT (b)	539,281	$7,005,260
Franklin BSP Realty Trust, Inc. REIT (b)	465,115	4,972,079
KKR Real Estate Finance Trust, Inc. REIT (b)	318,126	2,789,965
New York Mortgage Trust, Inc. REIT (b)	515,379	3,453,039
PennyMac Mortgage Investment Trust REIT (b)	496,541	6,385,517
Ready Capital Corp. REIT (b)	963,232	4,209,324
Redwood Trust, Inc. REIT (b)	759,688	4,489,756
Two Harbors Investment Corp. REIT (b)	593,687	6,394,009
		84,498,381
MULTI-UTILITIES — 0.6%
Avista Corp.	453,674	17,216,928
Unitil Corp.	56,538	2,948,457
		20,165,385
OFFICE REITs — 1.0%
Brandywine Realty Trust REIT (b)	981,420	4,210,292
Douglas Emmett, Inc. REIT (b)	401,342	6,036,184
Easterly Government Properties, Inc. REIT (b)	240,704	5,343,629
Highwoods Properties, Inc. REIT	239,926	7,459,299
JBG SMITH Properties REIT (b)	416,787	7,210,415
SL Green Realty Corp. REIT (b)	121,535	7,523,016
		37,782,835
OIL, GAS & CONSUMABLE FUELS — 2.8%
California Resources Corp.	390,900	17,852,403
Comstock Resources, Inc. (a) (b)	253,670	7,019,049
Crescent Energy Co. Class A (b)	1,040,934	8,952,033
CVR Energy, Inc. (b)	195,051	5,237,119
Dorian LPG Ltd.	207,651	5,062,531
International Seaways, Inc. (b)	95,407	3,480,447
Magnolia Oil & Gas Corp. Class A	375,833	8,448,726
Par Pacific Holdings, Inc. (a)	294,306	7,807,938
Peabody Energy Corp. (b)	693,872	9,311,762
REX American Resources Corp. (a) (b)	83,409	4,062,852
SM Energy Co.	321,640	7,947,725
Talos Energy, Inc. (a) (b)	693,706	5,882,627
Vital Energy, Inc. (a) (b)	155,152	2,496,396
World Kinect Corp.	316,306	8,967,275
		102,528,883
PERSONAL CARE PRODUCTS — 0.2%
Edgewell Personal Care Co. (b)	261,235	6,115,511
USANA Health Sciences, Inc. (a) (b)	61,650	1,882,175
		7,997,686
PHARMACEUTICALS — 1.2%
Amphastar Pharmaceuticals, Inc. (a) (b)	77,677	1,783,464

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Innoviva, Inc. (a) (b)	141,851	$2,849,786
Ligand Pharmaceuticals, Inc. (a) (b)	49,576	5,635,800
Organon & Co. (b)	1,476,531	14,292,820
Pacira BioSciences, Inc. (a)	262,010	6,262,039
Prestige Consumer Healthcare, Inc. (a)	110,398	8,815,280
Supernus Pharmaceuticals, Inc. (a)	153,536	4,839,455
		44,478,644
PROFESSIONAL SERVICES — 1.8%
Amentum Holdings, Inc. (a) (b)	848,328	20,029,024
CSG Systems International, Inc.	76,752	5,012,673
Heidrick & Struggles International, Inc.	56,181	2,570,843
Korn Ferry	112,048	8,216,480
NV5 Global, Inc. (a)	297,191	6,862,140
Robert Half, Inc.	565,149	23,199,366
		65,890,526
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Cushman & Wakefield PLC (a)	1,319,680	14,608,858
eXp World Holdings, Inc. (b)	479,205	4,360,765
Kennedy-Wilson Holdings, Inc. (b)	408,002	2,774,414
Marcus & Millichap, Inc. (b)	137,869	4,233,957
		25,977,994
RESIDENTIAL REITs — 0.3%
Centerspace REIT	43,655	2,627,595
Elme Communities REIT	206,246	3,279,311
Veris Residential, Inc. REIT	256,455	3,818,615
		9,725,521
RETAIL REITs — 1.3%
Acadia Realty Trust REIT (b)	231,650	4,301,741
Getty Realty Corp. REIT (b)	164,863	4,556,813
Macerich Co. REIT	490,145	7,930,546
Phillips Edison & Co., Inc. REIT	393,956	13,800,279
Saul Centers, Inc. REIT	33,961	1,159,429
SITE Centers Corp. REIT	269,378	3,046,665
Tanger, Inc. REIT	213,209	6,519,931
Urban Edge Properties REIT	286,661	5,349,094
Whitestone REIT	133,529	1,666,442
		48,330,940
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Alpha & Omega Semiconductor Ltd. (a)	74,125	1,902,048
Axcelis Technologies, Inc. (a) (b)	75,198	5,240,549
CEVA, Inc. (a)	73,604	1,617,816
Cohu, Inc. (a)	264,962	5,097,869
Diodes, Inc. (a)	260,920	13,800,059
FormFactor, Inc. (a)	238,674	8,212,772
Ichor Holdings Ltd. (a)	188,321	3,698,624
Kulicke & Soffa Industries, Inc. (b)	300,382	10,393,217
Security Description	Shares	Value
MaxLinear, Inc. (a)	436,729	$6,205,919
Penguin Solutions, Inc. (a)	297,313	5,889,771
Photronics, Inc. (a)	208,794	3,931,591
Qorvo, Inc. (a)	526,797	44,730,333
SolarEdge Technologies, Inc. (a) (b)	237,476	4,844,510
Ultra Clean Holdings, Inc. (a)	250,467	5,653,040
Veeco Instruments, Inc. (a) (b)	342,080	6,951,066
		128,169,184
SOFTWARE — 1.2%
A10 Networks, Inc.	164,508	3,183,230
Adeia, Inc.	383,158	5,417,854
Alarm.com Holdings, Inc. (a)	113,589	6,425,730
LiveRamp Holdings, Inc. (a)	180,126	5,951,363
N-able, Inc. (a)	236,802	1,918,096
NCR Voyix Corp. (a) (b)	785,972	9,219,451
Sprinklr, Inc. Class A (a)	411,823	3,484,023
Teradata Corp. (a)	354,510	7,909,118
		43,508,865
SPECIALIZED REITs — 0.9%
Four Corners Property Trust, Inc. REIT (b)	266,087	7,160,401
Millrose Properties, Inc. REIT	676,237	19,279,517
Safehold, Inc. REIT (b)	259,472	4,037,384
Uniti Group, Inc. REIT (a)	742,468	3,207,462
		33,684,764
SPECIALTY RETAIL — 5.0%
Academy Sports & Outdoors, Inc. (b)	373,791	16,749,575
Advance Auto Parts, Inc. (b)	338,866	15,753,880
American Eagle Outfitters, Inc. (b)	899,643	8,654,566
Asbury Automotive Group, Inc. (a) (b)	110,734	26,414,488
Buckle, Inc.	87,504	3,968,306
Caleres, Inc. (b)	192,843	2,356,541
Foot Locker, Inc. (a) (b)	465,599	11,407,176
Group 1 Automotive, Inc. (b)	36,284	15,845,586
Guess?, Inc. (b)	163,220	1,973,330
MarineMax, Inc. (a) (b)	107,811	2,710,369
Monro, Inc. (b)	161,917	2,414,182
National Vision Holdings, Inc. (a)	451,697	10,393,548
Sally Beauty Holdings, Inc. (a) (b)	582,692	5,395,728
Shoe Carnival, Inc. (b)	105,821	1,979,911
Signet Jewelers Ltd. (b)	241,248	19,191,278
Sonic Automotive, Inc. Class A	81,329	6,500,627
Upbound Group, Inc.	290,959	7,303,071
Urban Outfitters, Inc. (a)	174,195	12,636,105
Victoria's Secret & Co. (a) (b)	455,534	8,436,490
		180,084,757
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Corsair Gaming, Inc. (a)	269,666	2,542,950

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Sandisk Corp. (a)	761,755	$34,545,589
Xerox Holdings Corp. (b)	667,614	3,518,326
		40,606,865
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter's, Inc. (b)	208,026	6,267,823
G-III Apparel Group Ltd. (a) (b)	220,457	4,938,237
Hanesbrands, Inc. (a)	924,745	4,235,332
Oxford Industries, Inc. (b)	82,130	3,305,733
Steven Madden Ltd. (b)	140,883	3,378,374
Wolverine World Wide, Inc. (b)	153,485	2,775,009
		24,900,508
TOBACCO — 0.2%
Universal Corp.	138,646	8,074,743
TRADING COMPANIES & DISTRIBUTORS — 2.0%
Air Lease Corp. (b)	585,849	34,266,308
Boise Cascade Co.	211,594	18,370,591
DNOW, Inc. (a)	253,125	3,753,844
GMS, Inc. (a)	79,323	8,626,376
Rush Enterprises, Inc. Class A	129,352	6,662,922
		71,680,041
WATER UTILITIES — 1.0%
American States Water Co.	107,928	8,273,760
California Water Service Group	334,450	15,210,786
H2O America	173,945	9,039,922
Middlesex Water Co.	51,164	2,772,066
		35,296,534
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Gogo, Inc. (a) (b)	191,181	2,806,537
Telephone & Data Systems, Inc.	558,617	19,875,593
		22,682,130
TOTAL COMMON STOCKS (Cost $3,839,914,967)		3,627,854,429
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	3,043,241	$3,043,241
State Street Navigator Securities Lending Portfolio II (e) (f)	320,824,963	320,824,963
TOTAL SHORT-TERM INVESTMENTS (Cost $323,868,204)		323,868,204
TOTAL INVESTMENTS — 108.6% (Cost $4,163,783,171)		3,951,722,633
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(312,683,683)
NET ASSETS — 100.0%		$3,639,038,950
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,627,854,429	$—	$—	$3,627,854,429
Short-Term Investments	323,868,204	—	—	323,868,204
TOTAL INVESTMENTS	$3,951,722,633	$—	$—	$3,951,722,633
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,286,169	$3,287,155	$15,513,506	$18,800,661	$198	$(198)	—	$—	$26,112
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	190,558,678	187,515,437	—	—	3,043,241	3,043,241	204,705
State Street Navigator Securities Lending Portfolio II	272,620,822	272,620,822	2,420,785,705	2,372,581,564	—	—	320,824,963	320,824,963	1,251,593
Total		$275,907,977	$2,626,857,889	$2,578,897,662	$198	$(198)		$323,868,204	$1,482,410
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.3%
AAR Corp. (a)	20	$1,376
AeroVironment, Inc. (a)	4	1,140
ATI, Inc. (a)	56	4,835
Axon Enterprise, Inc. (a)	374	309,649
Boeing Co. (a)	1,073	224,826
BWX Technologies, Inc.	132	19,016
Curtiss-Wright Corp.	123	60,092
General Dynamics Corp.	229	66,790
General Electric Co.	3,179	818,243
Hexcel Corp.	68	3,841
Howmet Aerospace, Inc.	2,052	381,939
Huntington Ingalls Industries, Inc.	5	1,207
Kratos Defense & Security Solutions, Inc. (a)	840	39,018
L3Harris Technologies, Inc.	220	55,185
Lockheed Martin Corp.	246	113,932
Mercury Systems, Inc. (a)	245	13,196
Moog, Inc. Class A	55	9,953
Northrop Grumman Corp.	230	114,995
RTX Corp.	5,708	833,482
Textron, Inc.	75	6,022
TransDigm Group, Inc.	137	208,328
Triumph Group, Inc. (a)	327	8,420
Woodward, Inc.	132	32,352
		3,327,837
AIR FREIGHT & LOGISTICS — 0.1%
CH Robinson Worldwide, Inc.	571	54,788
Expeditors International of Washington, Inc.	273	31,190
FedEx Corp.	143	32,505
Forward Air Corp. (a) (b)	62	1,522
GXO Logistics, Inc. (a)	13	633
Hub Group, Inc. Class A	51	1,705
United Parcel Service, Inc. Class B	94	9,488
		131,831
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	272	13,458
Allegiant Travel Co. (a)	5	275
American Airlines Group, Inc. (a)	84	942
Delta Air Lines, Inc.	249	12,246
JetBlue Airways Corp. (a) (b)	97	410
SkyWest, Inc. (a)	110	11,327
Southwest Airlines Co. (b)	2,540	82,398
United Airlines Holdings, Inc. (a)	1,408	112,119
		233,175
AUTO COMPONENTS — 0.0% *
Adient PLC (a)	10	194
American Axle & Manufacturing Holdings, Inc. (a)	107	436
Aptiv PLC (a)	49	3,343
Autoliv, Inc.	35	3,916
BorgWarner, Inc.	116	3,884
Security Description	Shares	Value
Dana, Inc.	286	$4,905
Dorman Products, Inc. (a)	122	14,966
Fox Factory Holding Corp. (a)	4	104
Gentex Corp.	119	2,617
Gentherm, Inc. (a)	72	2,037
Goodyear Tire & Rubber Co. (a)	48	498
LCI Industries	3	273
Lear Corp.	6	570
Patrick Industries, Inc. (b)	106	9,781
Phinia, Inc.	89	3,960
Standard Motor Products, Inc.	60	1,843
Visteon Corp. (a)	3	280
XPEL, Inc. (a)	2	72
		53,679
AUTOMOBILES — 3.0%
Ford Motor Co.	1,568	17,013
General Motors Co.	1,681	82,722
Harley-Davidson, Inc.	79	1,864
Tesla, Inc. (a)	13,433	4,267,127
Thor Industries, Inc. (b)	6	533
Winnebago Industries, Inc.	3	87
		4,369,346
BANKS — 4.5%
Ameris Bancorp	177	11,452
Associated Banc-Corp.	464	11,317
Atlantic Union Bankshares Corp.	264	8,258
Axos Financial, Inc. (a)	187	14,219
Banc of California, Inc.	106	1,489
BancFirst Corp.	60	7,417
Bancorp, Inc. (a)	164	9,343
Bank of America Corp.	16,130	763,272
Bank of Hawaii Corp.	54	3,647
Bank OZK	72	3,388
BankUnited, Inc.	325	11,567
Banner Corp.	110	7,057
Berkshire Hills Bancorp, Inc.	145	3,631
Brookline Bancorp, Inc.	34	359
Cadence Bank	406	12,984
Capitol Federal Financial, Inc.	58	354
Cathay General Bancorp	248	11,291
Central Pacific Financial Corp.	152	4,261
Citigroup, Inc.	5,119	435,729
Citizens Financial Group, Inc.	1,305	58,399
City Holding Co.	19	2,326
Columbia Banking System, Inc.	953	22,281
Comerica, Inc.	332	19,804
Commerce Bancshares, Inc.	328	20,392
Community Financial System, Inc.	181	10,293
Cullen/Frost Bankers, Inc.	181	23,266
Customers Bancorp, Inc. (a)	70	4,112
CVB Financial Corp.	99	1,959
Dime Community Bancshares, Inc.	11	296
Eagle Bancorp, Inc.	73	1,422
East West Bancorp, Inc.	426	43,017
FB Financial Corp.	105	4,757

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Fifth Third Bancorp	1,478	$60,790
First BanCorp	397	8,270
First Bancorp/Southern Pines NC	131	5,776
First Commonwealth Financial Corp.	81	1,315
First Financial Bancorp	145	3,518
First Financial Bankshares, Inc.	289	10,398
First Hawaiian, Inc.	198	4,942
First Horizon Corp.	2,383	50,520
Flagstar Financial, Inc.	1,457	15,444
FNB Corp.	507	7,392
Fulton Financial Corp.	397	7,162
Glacier Bancorp, Inc.	336	14,475
Hancock Whitney Corp.	232	13,317
Hanmi Financial Corp.	10	247
Heritage Financial Corp.	160	3,814
Hilltop Holdings, Inc.	89	2,701
Home BancShares, Inc.	456	12,978
Hope Bancorp, Inc.	254	2,725
Huntington Bancshares, Inc.	3,588	60,135
Independent Bank Corp.	149	9,370
International Bancshares Corp.	131	8,719
JPMorgan Chase & Co.	9,722	2,818,505
KeyCorp	2,457	42,801
Lakeland Financial Corp.	10	615
M&T Bank Corp.	562	109,022
National Bank Holdings Corp. Class A	121	4,551
NBT Bancorp, Inc.	110	4,571
Northwest Bancshares, Inc.	348	4,447
OFG Bancorp	123	5,264
Old National Bancorp	1,367	29,172
Pacific Premier Bancorp, Inc.	294	6,200
Park National Corp.	53	8,865
Pathward Financial, Inc.	69	5,459
Pinnacle Financial Partners, Inc.	349	38,533
PNC Financial Services Group, Inc.	976	181,946
Preferred Bank	57	4,933
Prosperity Bancshares, Inc.	232	16,296
Provident Financial Services, Inc.	394	6,907
Regions Financial Corp.	2,242	52,732
Renasant Corp.	182	6,539
S&T Bancorp, Inc.	145	5,484
Seacoast Banking Corp. of Florida	210	5,800
ServisFirst Bancshares, Inc.	242	18,757
Simmons First National Corp. Class A	484	9,177
Southside Bancshares, Inc.	1	29
SouthState Corp.	248	22,823
Stellar Bancorp, Inc.	157	4,393
Synovus Financial Corp.	661	34,207
Texas Capital Bancshares, Inc. (a)	161	12,783
Tompkins Financial Corp.	17	1,066
Triumph Financial, Inc. (a)	64	3,527
Truist Financial Corp.	3,247	139,589
TrustCo Bank Corp.	59	1,972
Trustmark Corp.	251	9,151
Security Description	Shares	Value
U.S. Bancorp	3,039	$137,515
UMB Financial Corp.	265	27,867
United Bankshares, Inc.	334	12,168
United Community Banks, Inc.	293	8,728
Valley National Bancorp	2,035	18,173
Veritex Holdings, Inc.	152	3,967
WaFd, Inc.	272	7,964
Webster Financial Corp.	469	25,607
Wells Fargo & Co.	9,697	776,924
Westamerica BanCorp	6	291
Western Alliance Bancorp	496	38,678
Wintrust Financial Corp.	180	22,316
WSFS Financial Corp.	118	6,490
Zions Bancorp NA	453	23,529
		6,563,700
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	5	954
Brown-Forman Corp. Class B	95	2,556
Celsius Holdings, Inc. (a)	17	789
Coca-Cola Co.	10,514	743,866
Coca-Cola Consolidated, Inc.	290	32,379
Constellation Brands, Inc. Class A	21	3,416
Keurig Dr. Pepper, Inc.	1,930	63,806
MGP Ingredients, Inc.	21	629
Molson Coors Beverage Co. Class B	336	16,158
Monster Beverage Corp. (a)	1,363	85,378
National Beverage Corp. (a)	12	519
PepsiCo, Inc.	542	71,566
		1,022,016
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	7,539	1,399,389
ACADIA Pharmaceuticals, Inc. (a)	142	3,063
ADMA Biologics, Inc. (a)	1,195	21,761
Alkermes PLC (a)	740	21,171
Amgen, Inc.	1,326	370,233
Arcus Biosciences, Inc. (a)	5	41
Arrowhead Pharmaceuticals, Inc. (a)	11	174
Biogen, Inc. (a)	16	2,009
BioMarin Pharmaceutical, Inc. (a)	19	1,044
Catalyst Pharmaceuticals, Inc. (a)	447	9,700
Cytokinetics, Inc. (a)	16	529
Dynavax Technologies Corp. (a)	246	2,440
Exelixis, Inc. (a)	1,410	62,146
Gilead Sciences, Inc.	6,313	699,922
Halozyme Therapeutics, Inc. (a)	544	28,299
Incyte Corp. (a)	318	21,656
Krystal Biotech, Inc. (a)	63	8,660
Moderna, Inc. (a)	46	1,269
Myriad Genetics, Inc. (a)	437	2,321
Neurocrine Biosciences, Inc. (a)	13	1,634
Protagonist Therapeutics, Inc. (a)	297	16,415
Regeneron Pharmaceuticals, Inc.	15	7,875
Roivant Sciences Ltd. (a)	273	3,077
Sarepta Therapeutics, Inc. (a)	11	188

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
TG Therapeutics, Inc. (a)	679	$24,437
United Therapeutics Corp. (a)	193	55,459
Vericel Corp. (a)	51	2,170
Vertex Pharmaceuticals, Inc. (a)	767	341,468
Vir Biotechnology, Inc. (a)	9	45
Xencor, Inc. (a)	18	142
		3,108,737
BROADLINE RETAIL — 2.9%
Amazon.com, Inc. (a)	18,362	4,028,439
eBay, Inc.	1,972	146,835
Etsy, Inc. (a)	65	3,261
Kohl's Corp.	56	475
Macy's, Inc.	190	2,215
Ollie's Bargain Outlet Holdings, Inc. (a)	269	35,449
		4,216,674
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	50	3,278
AAON, Inc.	28	2,065
Advanced Drainage Systems, Inc.	29	3,331
Allegion PLC	167	24,068
American Woodmark Corp. (a)	19	1,014
Apogee Enterprises, Inc.	3	122
Armstrong World Industries, Inc.	131	21,280
AZZ, Inc.	75	7,086
Builders FirstSource, Inc. (a)	16	1,867
Carlisle Cos., Inc.	18	6,721
Carrier Global Corp.	1,153	84,388
CSW Industrials, Inc.	45	12,907
Fortune Brands Innovations, Inc.	50	2,574
Gibraltar Industries, Inc. (a)	63	3,717
Griffon Corp.	100	7,237
Hayward Holdings, Inc. (a)	180	2,484
Insteel Industries, Inc.	54	2,009
Johnson Controls International PLC	2,143	226,344
Lennox International, Inc.	86	49,299
Masco Corp.	302	19,437
Masterbrand, Inc. (a)	123	1,344
Owens Corning	32	4,401
Quanex Building Products Corp.	77	1,455
Resideo Technologies, Inc. (a)	95	2,096
Simpson Manufacturing Co., Inc.	18	2,796
Trane Technologies PLC	378	165,341
Trex Co., Inc. (a)	15	816
UFP Industries, Inc.	57	5,663
Zurn Elkay Water Solutions Corp.	239	8,740
		673,880
CAPITAL MARKETS — 4.2%
Acadian Asset Management, Inc.	66	2,326
Affiliated Managers Group, Inc.	49	9,642
Ameriprise Financial, Inc.	262	139,837
Artisan Partners Asset Management, Inc. Class A	118	5,231
Bank of New York Mellon Corp.	3,447	314,056
Security Description	Shares	Value
BGC Group, Inc. Class A	912	$9,330
Blackrock, Inc.	511	536,167
Blackstone, Inc.	1,997	298,711
Carlyle Group, Inc.	248	12,747
Cboe Global Markets, Inc.	340	79,291
Charles Schwab Corp.	2,878	262,589
CME Group, Inc.	1,545	425,833
Cohen & Steers, Inc.	66	4,973
Donnelley Financial Solutions, Inc. (a)	2	123
Evercore, Inc. Class A	79	21,332
FactSet Research Systems, Inc.	83	37,124
Federated Hermes, Inc.	334	14,803
Franklin Resources, Inc.	48	1,145
Goldman Sachs Group, Inc.	1,153	816,036
Hamilton Lane, Inc. Class A	196	27,856
Houlihan Lokey, Inc.	191	34,370
Interactive Brokers Group, Inc. Class A	2,090	115,807
Intercontinental Exchange, Inc.	2,613	479,407
Invesco Ltd.	898	14,161
Janus Henderson Group PLC	348	13,516
Jefferies Financial Group, Inc.	572	31,283
KKR & Co., Inc.	2,015	268,055
MarketAxess Holdings, Inc.	74	16,527
Moelis & Co. Class A	210	13,087
Moody's Corp.	503	252,300
Morgan Stanley	4,983	701,905
Morningstar, Inc.	49	15,383
MSCI, Inc.	211	121,692
Nasdaq, Inc.	1,446	129,301
Northern Trust Corp.	608	77,088
Piper Sandler Cos.	67	18,622
PJT Partners, Inc. Class A	117	19,306
Raymond James Financial, Inc.	456	69,937
S&P Global, Inc.	941	496,180
SEI Investments Co.	275	24,711
State Street Corp. (c)	937	99,641
StepStone Group, Inc. Class A	325	18,038
Stifel Financial Corp.	279	28,955
StoneX Group, Inc. (a)	173	15,767
T. Rowe Price Group, Inc.	85	8,203
Virtu Financial, Inc. Class A	408	18,274
Virtus Investment Partners, Inc.	4	726
WisdomTree, Inc. (b)	61	702
		6,122,096
CHEMICALS — 0.9%
AdvanSix, Inc.	52	1,235
Air Products & Chemicals, Inc.	781	220,289
Albemarle Corp.	12	752
Ashland, Inc.	52	2,615
Avient Corp.	35	1,131
Axalta Coating Systems Ltd. (a)	258	7,660
Balchem Corp.	89	14,169
Cabot Corp.	34	2,550
Celanese Corp.	15	830

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
CF Industries Holdings, Inc.	247	$22,724
Chemours Co.	70	802
Corteva, Inc.	1,691	126,030
Dow, Inc.	93	2,463
DuPont de Nemours, Inc.	597	40,948
Eastman Chemical Co.	104	7,765
Ecolab, Inc.	555	149,539
Element Solutions, Inc.	259	5,866
FMC Corp.	52	2,171
Hawkins, Inc.	85	12,079
HB Fuller Co.	7	421
Ingevity Corp. (a)	11	474
Innospec, Inc.	3	252
International Flavors & Fragrances, Inc.	166	12,209
Koppers Holdings, Inc.	16	514
Linde PLC	793	372,060
LyondellBasell Industries NV Class A	34	1,967
Minerals Technologies, Inc.	13	716
Mosaic Co.	58	2,116
NewMarket Corp.	14	9,672
Olin Corp.	58	1,165
PPG Industries, Inc.	112	12,740
Quaker Chemical Corp.	16	1,791
RPM International, Inc.	248	27,240
Scotts Miracle-Gro Co.	18	1,187
Sensient Technologies Corp.	61	6,010
Sherwin-Williams Co.	573	196,745
Stepan Co.	7	382
Westlake Corp.	1	76
		1,269,355
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	125	5,901
Brady Corp. Class A	125	8,496
Brink's Co.	50	4,464
Cintas Corp.	1,114	248,277
Clean Harbors, Inc. (a)	73	16,876
Copart, Inc. (a)	1,252	61,436
CoreCivic, Inc. (a)	486	10,240
Deluxe Corp.	13	207
Enviri Corp. (a)	50	434
GEO Group, Inc. (a)	710	17,004
Healthcare Services Group, Inc. (a)	151	2,270
HNI Corp.	92	4,525
Interface, Inc.	98	2,051
Liquidity Services, Inc. (a)	49	1,156
MillerKnoll, Inc.	33	641
MSA Safety, Inc.	22	3,686
OPENLANE, Inc. (a)	86	2,103
Pitney Bowes, Inc.	753	8,215
RB Global, Inc.	886	94,084
Republic Services, Inc.	712	175,586
Rollins, Inc.	766	43,218
Tetra Tech, Inc.	34	1,223
UniFirst Corp.	29	5,458
Security Description	Shares	Value
Veralto Corp.	355	$35,837
Vestis Corp.	12	69
Waste Management, Inc.	805	184,200
		937,657
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	2,818	288,310
Calix, Inc. (a)	208	11,063
Ciena Corp. (a)	534	43,430
Cisco Systems, Inc.	16,994	1,179,044
Digi International, Inc. (a)	4	139
Extreme Networks, Inc. (a)	328	5,888
F5, Inc. (a)	293	86,236
Harmonic, Inc. (a)	10	95
Juniper Networks, Inc.	559	22,321
Lumentum Holdings, Inc. (a) (b)	274	26,046
Motorola Solutions, Inc.	631	265,310
NetScout Systems, Inc. (a)	124	3,076
Viasat, Inc. (a)	8	117
Viavi Solutions, Inc. (a)	1,069	10,765
		1,941,840
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	191	21,556
Arcosa, Inc.	106	9,191
Comfort Systems USA, Inc.	50	26,811
Dycom Industries, Inc. (a)	57	13,930
EMCOR Group, Inc.	66	35,303
Everus Construction Group, Inc. (a)	7	445
Fluor Corp. (a)	67	3,435
Granite Construction, Inc.	212	19,824
MasTec, Inc. (a)	262	44,653
MYR Group, Inc. (a)	5	907
Quanta Services, Inc.	173	65,408
Valmont Industries, Inc.	90	29,391
		270,854
CONSTRUCTION MATERIALS — 0.0% *
Eagle Materials, Inc.	14	2,830
Knife River Corp. (a)	138	11,266
Martin Marietta Materials, Inc.	25	13,724
Vulcan Materials Co.	84	21,909
		49,729
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	254	9,893
American Express Co.	1,369	436,684
Bread Financial Holdings, Inc.	226	12,909
Capital One Financial Corp.	2,054	437,009
Encore Capital Group, Inc. (a)	11	426
Enova International, Inc. (a)	126	14,052
EZCORP, Inc. Class A (a)	222	3,081
FirstCash Holdings, Inc.	66	8,919
Navient Corp.	152	2,143
PRA Group, Inc. (a)	58	856
PROG Holdings, Inc.	6	176
SLM Corp.	834	27,347

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Synchrony Financial	1,061	$70,811
		1,024,306
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.0%
Albertsons Cos., Inc. Class A	896	19,273
Andersons, Inc.	51	1,874
BJ's Wholesale Club Holdings, Inc. (a)	633	68,256
Casey's General Stores, Inc.	169	86,236
Chefs' Warehouse, Inc. (a)	158	10,082
Costco Wholesale Corp.	1,783	1,765,063
Dollar General Corp.	19	2,173
Dollar Tree, Inc. (a)	21	2,080
Grocery Outlet Holding Corp. (a)	72	894
Kroger Co.	1,825	130,907
Maplebear, Inc. (a)	400	18,096
Performance Food Group Co. (a)	367	32,101
PriceSmart, Inc.	50	5,252
SpartanNash Co.	2	53
Sprouts Farmers Market, Inc. (a)	492	81,003
Sysco Corp.	698	52,867
Target Corp.	60	5,919
U.S. Foods Holding Corp. (a)	807	62,147
United Natural Foods, Inc. (a)	165	3,846
Walgreens Boots Alliance, Inc.	124	1,424
Walmart, Inc.	20,711	2,025,122
		4,374,668
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	5,014	46,079
AptarGroup, Inc.	94	14,705
Avery Dennison Corp.	30	5,264
Ball Corp.	38	2,131
Crown Holdings, Inc.	258	26,569
Graphic Packaging Holding Co.	441	9,292
Greif, Inc. Class A	13	845
International Paper Co.	2,672	125,130
O-I Glass, Inc. (a)	72	1,061
Packaging Corp. of America	220	41,459
Sealed Air Corp.	171	5,306
Silgan Holdings, Inc.	102	5,526
Smurfit WestRock PLC	706	30,464
Sonoco Products Co.	72	3,136
		316,967
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	19	2,305
LKQ Corp.	371	13,731
Pool Corp.	16	4,663
		20,699
DIVERSIFIED CONSUMER SERVICES — 0.2%
Adtalem Global Education, Inc. (a)	190	24,174
Duolingo, Inc. (a)	179	73,394
Frontdoor, Inc. (a)	224	13,203
Graham Holdings Co. Class B	16	15,139
Grand Canyon Education, Inc. (a)	124	23,436
H&R Block, Inc.	271	14,875
Security Description	Shares	Value
Matthews International Corp. Class A	52	$1,243
Mister Car Wash, Inc. (a)	230	1,382
Perdoceo Education Corp.	140	4,577
Service Corp. International	316	25,722
Strategic Education, Inc.	2	170
Stride, Inc. (a)	213	30,925
		228,240
DIVERSIFIED REITs — 0.0% *
Alexander & Baldwin, Inc. REIT	143	2,550
American Assets Trust, Inc. REIT	3	59
Armada Hoffler Properties, Inc. REIT	92	632
Essential Properties Realty Trust, Inc. REIT	715	22,816
Global Net Lease, Inc. REIT	183	1,382
WP Carey, Inc. REIT	596	37,178
		64,617
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc.	36,201	1,047,657
Cogent Communications Holdings, Inc.	46	2,218
Frontier Communications Parent, Inc. (a)	1,124	40,914
Iridium Communications, Inc.	114	3,439
Lumen Technologies, Inc. (a)	5,209	22,815
Shenandoah Telecommunications Co.	150	2,049
Verizon Communications, Inc.	11,482	496,826
		1,615,918
ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	110	7,048
Alliant Energy Corp.	1,100	66,517
American Electric Power Co., Inc.	2,287	237,299
Constellation Energy Corp.	610	196,884
Duke Energy Corp.	2,722	321,196
Edison International	150	7,740
Entergy Corp.	2,255	187,436
Evergy, Inc.	1,045	72,032
Eversource Energy	620	39,444
Exelon Corp.	3,525	153,055
FirstEnergy Corp.	861	34,664
IDACORP, Inc.	134	15,470
MGE Energy, Inc.	98	8,667
NextEra Energy, Inc.	4,005	278,027
NRG Energy, Inc.	836	134,245
OGE Energy Corp.	912	40,474
Otter Tail Corp.	20	1,542
PG&E Corp.	3,133	43,674
Pinnacle West Capital Corp.	487	43,572
Portland General Electric Co.	118	4,794
PPL Corp.	3,356	113,735
Southern Co.	3,841	352,719
TXNM Energy, Inc.	346	19,487

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Xcel Energy, Inc.	2,611	$177,809
		2,557,530
ELECTRICAL EQUIPMENT — 0.7%
Acuity, Inc.	52	15,514
AMETEK, Inc.	270	48,859
Eaton Corp. PLC	153	54,619
Emerson Electric Co.	804	107,197
EnerSys	40	3,431
GE Vernova, Inc.	1,379	729,698
Generac Holdings, Inc. (a)	38	5,442
Hubbell, Inc.	34	13,886
NEXTracker, Inc. Class A (a)	167	9,080
nVent Electric PLC	23	1,685
Powell Industries, Inc. (b)	27	5,682
Regal Rexnord Corp.	9	1,305
Rockwell Automation, Inc.	102	33,881
Sensata Technologies Holding PLC	15	452
Sunrun, Inc. (a)	29	237
Vicor Corp. (a)	111	5,035
		1,036,003
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Advanced Energy Industries, Inc.	10	1,325
Amphenol Corp. Class A	2,359	232,951
Arlo Technologies, Inc. (a)	7	119
Arrow Electronics, Inc. (a)	17	2,166
Avnet, Inc.	83	4,406
Badger Meter, Inc.	41	10,043
Belden, Inc.	121	14,012
Benchmark Electronics, Inc.	73	2,835
CDW Corp.	18	3,215
Cognex Corp.	18	571
Coherent Corp. (a)	422	37,647
Corning, Inc.	3,503	184,223
Crane NXT Co. (b)	67	3,611
CTS Corp.	21	895
ePlus, Inc. (a)	4	288
Fabrinet (a)	81	23,869
Flex Ltd. (a)	946	47,224
Insight Enterprises, Inc. (a)	4	552
IPG Photonics Corp. (a)	21	1,442
Itron, Inc. (a)	99	13,031
Jabil, Inc.	270	58,887
Keysight Technologies, Inc. (a)	246	40,310
Knowles Corp. (a)	134	2,361
Littelfuse, Inc.	8	1,814
Novanta, Inc. (a)	25	3,223
OSI Systems, Inc. (a)	75	16,864
PC Connection, Inc.	56	3,684
Plexus Corp. (a)	87	11,772
Ralliant Corp. (a)	133	6,465
Rogers Corp. (a)	2	137
Sanmina Corp. (a)	130	12,718
ScanSource, Inc. (a)	17	711
TD SYNNEX Corp.	28	3,800
Security Description	Shares	Value
TE Connectivity PLC	425	$71,685
Teledyne Technologies, Inc. (a)	176	90,166
Trimble, Inc. (a)	478	36,318
TTM Technologies, Inc. (a)	381	15,552
Vishay Intertechnology, Inc.	13	206
Vontier Corp.	20	738
Zebra Technologies Corp. Class A (a)	21	6,476
		968,312
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	837	20,783
Atlas Energy Solutions, Inc.	227	3,035
Baker Hughes Co.	4,500	172,530
Bristow Group, Inc. (a)	67	2,209
Cactus, Inc. Class A	43	1,880
ChampionX Corp.	151	3,751
Core Laboratories, Inc. (b)	3	35
Halliburton Co.	115	2,344
Helix Energy Solutions Group, Inc. (a)	9	56
Helmerich & Payne, Inc.	52	788
Innovex International, Inc. (a)	2	31
Liberty Energy, Inc.	18	207
NOV, Inc.	317	3,940
Oceaneering International, Inc. (a)	150	3,108
Patterson-UTI Energy, Inc.	51	302
ProPetro Holding Corp. (a)	8	48
RPC, Inc.	6	28
Schlumberger NV	910	30,758
Tidewater, Inc. (a)	16	738
Valaris Ltd. (a) (b)	53	2,232
Weatherford International PLC	8	402
		249,205
ENTERTAINMENT — 2.4%
Cinemark Holdings, Inc.	319	9,627
Electronic Arts, Inc.	503	80,329
Live Nation Entertainment, Inc. (a)	753	113,914
Madison Square Garden Sports Corp. (a)	15	3,134
Netflix, Inc. (a)	2,150	2,879,130
Take-Two Interactive Software, Inc. (a)	812	197,194
TKO Group Holdings, Inc.	311	56,586
Walt Disney Co.	704	87,303
Warner Bros Discovery, Inc. (a)	10,726	122,920
Warner Music Group Corp. Class A	132	3,596
		3,553,733
FINANCIAL SERVICES — 5.9%
Apollo Global Management, Inc.	1,569	222,594
Berkshire Hathaway, Inc. Class B (a)	7,840	3,808,437
Corpay, Inc. (a)	172	57,073
Equitable Holdings, Inc.	1,489	83,533
Essent Group Ltd.	232	14,089
Euronet Worldwide, Inc. (a)	59	5,981

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
EVERTEC, Inc.	40	$1,442
Fidelity National Information Services, Inc.	1,170	95,250
Fiserv, Inc. (a)	2,658	458,266
Global Payments, Inc.	37	2,962
HA Sustainable Infrastructure Capital, Inc.	267	7,172
Jack Henry & Associates, Inc.	161	29,007
Jackson Financial, Inc. Class A	241	21,398
Mastercard, Inc. Class A	2,214	1,244,135
MGIC Investment Corp.	641	17,845
Mr. Cooper Group, Inc. (a)	314	46,852
NCR Atleos Corp. (a)	314	8,958
NMI Holdings, Inc. (a)	266	11,223
Payoneer Global, Inc. (a)	1,272	8,713
PayPal Holdings, Inc. (a)	900	66,888
Radian Group, Inc.	256	9,221
Shift4 Payments, Inc. Class A (a) (b)	283	28,048
Visa, Inc. Class A	6,872	2,439,904
Voya Financial, Inc.	112	7,952
Walker & Dunlop, Inc.	29	2,044
Western Union Co.	133	1,120
WEX, Inc. (a)	5	735
		8,700,842
FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	188	9,923
B&G Foods, Inc. (b)	269	1,138
Bunge Global SA	16	1,284
Cal-Maine Foods, Inc.	178	17,734
Campbell's Co.	78	2,391
Conagra Brands, Inc.	269	5,506
Darling Ingredients, Inc. (a)	17	645
Flowers Foods, Inc.	20	320
Fresh Del Monte Produce, Inc.	54	1,751
General Mills, Inc.	214	11,087
Hershey Co.	95	15,765
Hormel Foods Corp.	114	3,449
Ingredion, Inc.	172	23,327
J&J Snack Foods Corp.	6	680
J.M. Smucker Co.	180	17,676
John B Sanfilippo & Son, Inc.	10	632
Kellanova	1,293	102,832
Kraft Heinz Co.	355	9,166
Lamb Weston Holdings, Inc.	70	3,629
Lancaster Colony Corp.	15	2,592
McCormick & Co., Inc.	494	37,455
Mondelez International, Inc. Class A	1,177	79,377
Pilgrim's Pride Corp.	184	8,276
Post Holdings, Inc. (a)	88	9,595
Simply Good Foods Co. (a)	72	2,274
Tootsie Roll Industries, Inc.	50	1,675
TreeHouse Foods, Inc. (a)	53	1,029
Tyson Foods, Inc. Class A	488	27,299
WK Kellogg Co. (b)	73	1,164
		399,671
Security Description	Shares	Value
GAS UTILITIES — 0.2%
Atmos Energy Corp.	681	$104,949
Chesapeake Utilities Corp.	71	8,536
MDU Resources Group, Inc.	642	10,702
National Fuel Gas Co.	435	36,849
New Jersey Resources Corp.	248	11,115
Northwest Natural Holding Co.	7	278
ONE Gas, Inc.	154	11,066
Southwest Gas Holdings, Inc.	71	5,282
Spire, Inc.	249	18,174
UGI Corp.	976	35,546
		242,497
GROUND TRANSPORTATION — 0.5%
ArcBest Corp.	13	1,001
Avis Budget Group, Inc. (a)	2	338
CSX Corp.	774	25,256
Heartland Express, Inc.	52	449
Hertz Global Holdings, Inc. (a) (b)	47	321
JB Hunt Transport Services, Inc.	51	7,324
Knight-Swift Transportation Holdings, Inc.	68	3,008
Landstar System, Inc.	13	1,807
Marten Transport Ltd.	131	1,702
Norfolk Southern Corp.	382	97,780
Old Dominion Freight Line, Inc.	123	19,963
RXO, Inc. (a)	369	5,801
Ryder System, Inc.	115	18,285
Saia, Inc. (a)	11	3,014
Schneider National, Inc. Class B	103	2,487
Uber Technologies, Inc. (a)	4,069	379,638
Union Pacific Corp.	862	198,329
Werner Enterprises, Inc.	7	191
XPO, Inc. (a)	139	17,554
		784,248
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	6,057	823,813
Align Technology, Inc. (a)	10	1,893
Artivion, Inc. (a)	115	3,577
Avanos Medical, Inc. (a)	5	61
Baxter International, Inc.	63	1,908
Becton Dickinson & Co.	336	57,876
Boston Scientific Corp. (a)	6,700	719,647
CONMED Corp.	3	156
Cooper Cos., Inc. (a)	134	9,535
Dentsply Sirona, Inc.	42	667
Dexcom, Inc. (a)	53	4,626
Edwards Lifesciences Corp. (a)	230	17,988
Embecta Corp.	10	97
Enovis Corp. (a)	15	470
Envista Holdings Corp. (a)	76	1,485
GE HealthCare Technologies, Inc.	772	57,182
Glaukos Corp. (a)	80	8,263
Globus Medical, Inc. Class A (a)	546	32,225
Haemonetics Corp. (a)	44	3,283
Hologic, Inc. (a)	28	1,825

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
ICU Medical, Inc. (a)	112	$14,801
IDEXX Laboratories, Inc. (a)	31	16,627
Inspire Medical Systems, Inc. (a)	12	1,557
Insulet Corp. (a)	337	105,879
Integer Holdings Corp. (a)	57	7,009
Integra LifeSciences Holdings Corp. (a)	7	86
Intuitive Surgical, Inc. (a)	1,528	830,331
Lantheus Holdings, Inc. (a)	294	24,067
LeMaitre Vascular, Inc.	114	9,468
LivaNova PLC (a)	60	2,701
Masimo Corp. (a)	125	21,028
Medtronic PLC	3,165	275,893
Merit Medical Systems, Inc. (a)	280	26,174
Neogen Corp. (a)	160	765
Omnicell, Inc. (a)	13	382
Penumbra, Inc. (a)	175	44,910
QuidelOrtho Corp. (a)	5	144
ResMed, Inc.	249	64,242
Solventum Corp. (a)	342	25,937
STAAR Surgical Co. (a)	5	84
STERIS PLC	217	52,128
Stryker Corp.	757	299,492
Tandem Diabetes Care, Inc. (a)	9	168
Teleflex, Inc.	6	710
TransMedics Group, Inc. (a)	5	670
UFP Technologies, Inc. (a) (b)	20	4,883
Zimmer Biomet Holdings, Inc.	130	11,857
		3,588,570
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Acadia Healthcare Co., Inc. (a)	50	1,135
AdaptHealth Corp. (a)	200	1,886
Addus HomeCare Corp. (a)	26	2,995
Amedisys, Inc. (a)	42	4,132
AMN Healthcare Services, Inc. (a)	21	434
Astrana Health, Inc. (a)	17	423
Cardinal Health, Inc.	1,098	184,464
Cencora, Inc.	425	127,436
Centene Corp. (a)	192	10,422
Chemed Corp.	28	13,634
Cigna Group	178	58,843
Concentra Group Holdings Parent, Inc.	97	1,995
CorVel Corp. (a)	119	12,231
CVS Health Corp.	1,800	124,164
DaVita, Inc. (a)	96	13,675
Elevance Health, Inc.	89	34,617
Encompass Health Corp.	269	32,988
Ensign Group, Inc.	114	17,586
HCA Healthcare, Inc.	382	146,344
HealthEquity, Inc. (a)	191	20,009
Henry Schein, Inc. (a)	145	10,592
Hims & Hers Health, Inc. (a)	997	49,700
Humana, Inc.	47	11,491
Labcorp Holdings, Inc.	205	53,815
McKesson Corp.	408	298,974
Security Description	Shares	Value
Molina Healthcare, Inc. (a)	50	$14,895
National HealthCare Corp.	19	2,033
NeoGenomics, Inc. (a)	14	102
Option Care Health, Inc. (a)	419	13,609
Owens & Minor, Inc. (a)	8	73
Pediatrix Medical Group, Inc. (a)	38	545
Premier, Inc. Class A	82	1,798
Privia Health Group, Inc. (a)	282	6,486
Progyny, Inc. (a)	9	198
Quest Diagnostics, Inc.	332	59,637
RadNet, Inc. (a)	92	5,236
Select Medical Holdings Corp.	320	4,858
Tenet Healthcare Corp. (a)	258	45,408
U.S. Physical Therapy, Inc.	8	626
UnitedHealth Group, Inc.	1,998	623,316
Universal Health Services, Inc. Class B	118	21,376
		2,034,181
HEALTH CARE REITs — 0.5%
Alexandria Real Estate Equities, Inc. REIT	20	1,453
CareTrust REIT, Inc.	508	15,545
Healthcare Realty Trust, Inc. REIT	988	15,670
Healthpeak Properties, Inc. REIT	1,724	30,187
LTC Properties, Inc. REIT	9	312
Medical Properties Trust, Inc. REIT	2,309	9,952
Omega Healthcare Investors, Inc. REIT	1,205	44,163
Sabra Health Care REIT, Inc.	823	15,176
Universal Health Realty Income Trust REIT	51	2,038
Ventas, Inc. REIT	2,215	139,877
Welltower, Inc. REIT	3,139	482,558
		756,931
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a)	135	1,579
Doximity, Inc. Class A (a)	605	37,111
HealthStream, Inc.	72	1,992
Schrodinger, Inc. (a)	46	926
Simulations Plus, Inc.	2	35
		41,643
HOTEL & RESORT REITs — 0.0% *
Apple Hospitality REIT, Inc.	317	3,699
DiamondRock Hospitality Co. REIT	105	804
Host Hotels & Resorts, Inc. REIT	90	1,382
Park Hotels & Resorts, Inc. REIT	28	287
Pebblebrook Hotel Trust REIT	12	120
Ryman Hospitality Properties, Inc. REIT	38	3,750
Summit Hotel Properties, Inc. REIT	322	1,639
Sunstone Hotel Investors, Inc. REIT	109	946
Xenia Hotels & Resorts, Inc. REIT	277	3,482
		16,109

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.3%
Airbnb, Inc. Class A (a)	56	$7,411
Aramark	584	24,452
BJ's Restaurants, Inc. (a)	1	45
Bloomin' Brands, Inc.	9	77
Booking Holdings, Inc.	148	856,807
Boyd Gaming Corp.	130	10,170
Brinker International, Inc. (a)	225	40,574
Caesars Entertainment, Inc. (a)	41	1,164
Carnival Corp. (a)	4,588	129,015
Cava Group, Inc. (a)	222	18,699
Cheesecake Factory, Inc. (b)	226	14,161
Chipotle Mexican Grill, Inc. (a)	177	9,939
Choice Hotels International, Inc. (b)	11	1,396
Churchill Downs, Inc.	27	2,727
Cracker Barrel Old Country Store, Inc.	2	122
Darden Restaurants, Inc.	531	115,742
Dave & Buster's Entertainment, Inc. (a)	10	301
Domino's Pizza, Inc.	14	6,308
DoorDash, Inc. Class A (a)	1,629	401,565
Expedia Group, Inc.	343	57,857
Golden Entertainment, Inc.	7	206
Hilton Grand Vacations, Inc. (a)	21	872
Hilton Worldwide Holdings, Inc.	593	157,940
Hyatt Hotels Corp. Class A	18	2,514
Jack in the Box, Inc. (b)	6	105
Las Vegas Sands Corp.	135	5,874
Light & Wonder, Inc. (a)	82	7,893
Marriott International, Inc. Class A	327	89,340
Marriott Vacations Worldwide Corp.	4	289
McDonald's Corp.	1,769	516,849
MGM Resorts International (a)	111	3,817
Monarch Casino & Resort, Inc.	8	691
Norwegian Cruise Line Holdings Ltd. (a)	515	10,444
Papa John's International, Inc.	10	489
Penn Entertainment, Inc. (a)	11	197
Planet Fitness, Inc. Class A (a)	426	46,455
Pursuit Attractions & Hospitality, Inc. (a)	53	1,528
Royal Caribbean Cruises Ltd.	1,198	375,142
Sabre Corp. (a)	45	142
Shake Shack, Inc. Class A (a)	16	2,250
Six Flags Entertainment Corp. (a)	91	2,769
Starbucks Corp.	2,509	229,900
Texas Roadhouse, Inc.	113	21,177
Travel & Leisure Co.	148	7,638
Vail Resorts, Inc. (b)	8	1,257
Wendy's Co.	133	1,519
Wingstop, Inc.	4	1,347
Wyndham Hotels & Resorts, Inc.	218	17,704
Wynn Resorts Ltd.	51	4,777
Yum! Brands, Inc.	617	91,427
		3,301,084
Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.2%
Cavco Industries, Inc. (a)	34	$14,771
Century Communities, Inc.	61	3,435
Champion Homes, Inc. (a)	148	9,266
DR Horton, Inc.	196	25,268
Ethan Allen Interiors, Inc.	10	278
Garmin Ltd.	719	150,070
Green Brick Partners, Inc. (a)	24	1,509
Helen of Troy Ltd. (a)	2	57
Installed Building Products, Inc. (b)	10	1,803
KB Home	43	2,278
La-Z-Boy, Inc.	113	4,200
Leggett & Platt, Inc.	14	125
Lennar Corp. Class A	29	3,208
LGI Homes, Inc. (a)	2	103
M/I Homes, Inc. (a)	32	3,588
Meritage Homes Corp.	48	3,214
Mohawk Industries, Inc. (a)	62	6,500
Newell Brands, Inc.	54	292
NVR, Inc. (a)	3	22,157
PulteGroup, Inc.	133	14,026
Somnigroup International, Inc. (b)	559	38,040
Taylor Morrison Home Corp. (a)	209	12,837
Toll Brothers, Inc.	38	4,337
TopBuild Corp. (a)	4	1,295
Tri Pointe Homes, Inc. (a)	115	3,674
Whirlpool Corp.	97	9,838
		336,169
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. Class A (a)	118	3,692
Church & Dwight Co., Inc.	294	28,256
Clorox Co.	177	21,252
Colgate-Palmolive Co.	1,159	105,353
Energizer Holdings, Inc.	16	323
Kimberly-Clark Corp.	557	71,808
Procter & Gamble Co.	3,958	630,589
WD-40 Co.	7	1,597
		862,870
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	95	999
Clearway Energy, Inc. Class A	156	4,721
Clearway Energy, Inc. Class C	286	9,152
Ormat Technologies, Inc.	128	10,721
Vistra Corp.	1,720	333,353
		358,946
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	2,721	414,245
Honeywell International, Inc.	1,416	329,758
		744,003
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	129	21,558

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	360	$17,327
Innovative Industrial Properties, Inc. REIT	4	221
LXP Industrial Trust REIT	222	1,834
Prologis, Inc. REIT	2,047	215,181
Rexford Industrial Realty, Inc. REIT	89	3,166
STAG Industrial, Inc. REIT	252	9,142
Terreno Realty Corp. REIT	272	15,251
		283,680
INSURANCE — 3.0%
Aflac, Inc.	2,207	232,750
Allstate Corp.	793	159,639
American Financial Group, Inc.	139	17,543
American International Group, Inc.	1,419	121,452
AMERISAFE, Inc.	10	437
Aon PLC Class A	1,039	370,674
Arch Capital Group Ltd.	634	57,726
Arthur J Gallagher & Co.	1,223	391,507
Assurant, Inc.	124	24,489
Assured Guaranty Ltd.	89	7,752
Brighthouse Financial, Inc. (a)	160	8,603
Brown & Brown, Inc.	1,342	148,788
Chubb Ltd.	1,114	322,748
Cincinnati Financial Corp.	588	87,565
CNO Financial Group, Inc.	516	19,907
Employers Holdings, Inc.	65	3,067
Erie Indemnity Co. Class A	55	19,073
Everest Group Ltd.	62	21,071
Fidelity National Financial, Inc.	1,183	66,319
First American Financial Corp.	335	20,566
Genworth Financial, Inc. (a)	749	5,827
Globe Life, Inc.	424	52,699
Goosehead Insurance, Inc. Class A	124	13,083
Hanover Insurance Group, Inc.	164	27,859
Hartford Insurance Group, Inc.	1,009	128,012
HCI Group, Inc.	40	6,088
Horace Mann Educators Corp.	16	688
Kemper Corp.	106	6,841
Kinsale Capital Group, Inc.	94	45,487
Lincoln National Corp.	774	26,780
Loews Corp.	481	44,088
Marsh & McLennan Cos., Inc.	1,466	320,526
Mercury General Corp.	52	3,502
MetLife, Inc.	1,422	114,357
Old Republic International Corp.	1,122	43,130
Palomar Holdings, Inc. (a)	105	16,196
Primerica, Inc.	151	41,324
Principal Financial Group, Inc.	466	37,014
ProAssurance Corp. (a)	150	3,424
Progressive Corp.	2,664	710,915
Prudential Financial, Inc.	597	64,142
Reinsurance Group of America, Inc.	111	22,018
RenaissanceRe Holdings Ltd.	109	26,476
RLI Corp.	235	16,972
Ryan Specialty Holdings, Inc.	516	35,083
Security Description	Shares	Value
Safety Insurance Group, Inc.	10	$794
Selective Insurance Group, Inc.	50	4,332
SiriusPoint Ltd. (a)	322	6,566
Stewart Information Services Corp.	68	4,427
Travelers Cos., Inc.	737	197,177
Trupanion, Inc. (a)	161	8,911
United Fire Group, Inc.	57	1,636
Unum Group	833	67,273
W.R. Berkley Corp.	1,443	106,017
Willis Towers Watson PLC	454	139,151
		4,450,491
INTERACTIVE MEDIA & SERVICES — 5.8%
Alphabet, Inc. Class A	3,787	667,383
Alphabet, Inc. Class C	3,043	539,798
Cargurus, Inc. (a)	230	7,698
Cars.com, Inc. (a)	154	1,825
IAC, Inc. (a)	64	2,390
Match Group, Inc.	357	11,028
Meta Platforms, Inc. Class A	9,845	7,266,496
QuinStreet, Inc. (a)	4	64
Shutterstock, Inc.	68	1,289
TripAdvisor, Inc. (a)	78	1,018
Yelp, Inc. (a)	5	171
Ziff Davis, Inc. (a)	62	1,877
ZoomInfo Technologies, Inc. (a)	34	344
		8,501,381
IT SERVICES — 1.5%
Accenture PLC Class A	1,057	315,927
Akamai Technologies, Inc. (a)	17	1,356
ASGN, Inc. (a)	36	1,797
Cognizant Technology Solutions Corp. Class A	1,221	95,275
DigitalOcean Holdings, Inc. (a)	58	1,656
DXC Technology Co. (a)	19	291
EPAM Systems, Inc. (a)	6	1,061
Gartner, Inc. (a)	110	44,464
GoDaddy, Inc. Class A (a)	684	123,161
Grid Dynamics Holdings, Inc. (a)	310	3,580
International Business Machines Corp.	4,696	1,384,287
Kyndryl Holdings, Inc. (a)	1,084	45,485
VeriSign, Inc.	391	112,921
		2,131,261
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp. (b)	60	4,369
Brunswick Corp.	42	2,320
Mattel, Inc. (a)	570	11,240
Polaris, Inc.	5	203
Sturm Ruger & Co., Inc.	52	1,867
Topgolf Callaway Brands Corp. (a)	70	564
YETI Holdings, Inc. (a)	53	1,671
		22,234
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	189	13,952

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Agilent Technologies, Inc.	111	$13,099
Avantor, Inc. (a)	279	3,755
Azenta, Inc. (a)	6	185
BioLife Solutions, Inc. (a)	130	2,800
Bio-Rad Laboratories, Inc. Class A (a)	22	5,309
Bio-Techne Corp.	150	7,718
Bruker Corp.	72	2,966
Charles River Laboratories International, Inc. (a)	14	2,124
Danaher Corp.	248	48,990
Fortrea Holdings, Inc. (a)	10	49
Illumina, Inc. (a)	22	2,099
IQVIA Holdings, Inc. (a)	23	3,625
Medpace Holdings, Inc. (a)	3	942
Mettler-Toledo International, Inc. (a)	20	23,494
Repligen Corp. (a)	6	746
Revvity, Inc.	112	10,833
Sotera Health Co. (a)	111	1,234
Thermo Fisher Scientific, Inc.	148	60,008
Waters Corp. (a)	162	56,545
West Pharmaceutical Services, Inc.	9	1,969
		248,490
MACHINERY — 1.2%
AGCO Corp.	7	722
Alamo Group, Inc.	3	655
Albany International Corp. Class A	10	701
Astec Industries, Inc.	7	292
Caterpillar, Inc.	549	213,127
Chart Industries, Inc. (a)	49	8,068
CNH Industrial NV	1,930	25,013
Crane Co.	124	23,546
Cummins, Inc.	302	98,905
Deere & Co.	689	350,350
Donaldson Co., Inc.	77	5,340
Dover Corp.	160	29,317
Enerpac Tool Group Corp.	123	4,989
Enpro, Inc.	40	7,662
Esab Corp.	126	15,189
ESCO Technologies, Inc.	132	25,327
Federal Signal Corp.	39	4,150
Flowserve Corp.	222	11,622
Fortive Corp.	400	20,852
Franklin Electric Co., Inc.	48	4,308
Gates Industrial Corp. PLC (a)	324	7,462
Graco, Inc.	286	24,587
Greenbrier Cos., Inc.	61	2,809
Hillenbrand, Inc.	8	161
IDEX Corp.	42	7,374
Illinois Tool Works, Inc.	381	94,202
Ingersoll Rand, Inc.	157	13,059
ITT, Inc.	117	18,349
JBT Marel Corp.	209	25,134
Kadant, Inc.	34	10,793
Kennametal, Inc.	94	2,158
Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	23	$4,768
Lindsay Corp.	24	3,462
Middleby Corp. (a)	104	14,976
Mueller Industries, Inc.	529	42,040
Mueller Water Products, Inc. Class A	794	19,088
Nordson Corp.	8	1,715
Oshkosh Corp.	25	2,839
Otis Worldwide Corp.	978	96,842
PACCAR, Inc.	476	45,249
Parker-Hannifin Corp.	285	199,064
Pentair PLC	364	37,368
Proto Labs, Inc. (a)	50	2,002
RBC Bearings, Inc. (a)	135	51,948
Snap-on, Inc.	185	57,568
SPX Technologies, Inc. (a)	80	13,414
Standex International Corp.	16	2,504
Stanley Black & Decker, Inc.	62	4,200
Tennant Co.	3	232
Terex Corp.	56	2,615
Timken Co.	21	1,524
Titan International, Inc. (a)	16	164
Toro Co.	57	4,029
Trinity Industries, Inc.	179	4,835
Watts Water Technologies, Inc. Class A	42	10,327
Westinghouse Air Brake Technologies Corp.	377	78,925
Worthington Enterprises, Inc.	67	4,264
Xylem, Inc.	157	20,310
		1,782,495
MARINE — 0.0% *
Kirby Corp. (a)	36	4,083
Matson, Inc.	83	9,242
		13,325
MEDIA — 0.4%
Cable One, Inc.	1	136
Charter Communications, Inc. Class A (a)	465	190,097
Comcast Corp. Class A	4,408	157,321
DoubleVerify Holdings, Inc. (a)	15	224
EchoStar Corp. Class A (a)	551	15,263
Fox Corp. Class A	1,101	61,700
Fox Corp. Class B	579	29,894
Interpublic Group of Cos., Inc.	173	4,235
John Wiley & Sons, Inc. Class A	111	4,954
New York Times Co. Class A	404	22,616
News Corp. Class A	933	27,729
News Corp. Class B	217	7,445
Nexstar Media Group, Inc.	73	12,625
Omnicom Group, Inc.	131	9,424
Paramount Global Class B	1,059	13,661
Scholastic Corp.	12	252
TechTarget, Inc. (a)	96	746

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
TEGNA, Inc.	733	$12,285
		570,607
METALS & MINING — 0.3%
Alcoa Corp.	100	2,951
Alpha Metallurgical Resources, Inc. (a)	4	450
Carpenter Technology Corp.	242	66,884
Century Aluminum Co. (a)	82	1,478
Cleveland-Cliffs, Inc. (a)	222	1,687
Commercial Metals Co.	42	2,054
Freeport-McMoRan, Inc.	188	8,150
Kaiser Aluminum Corp.	11	879
Materion Corp.	11	873
Metallus, Inc. (a)	183	2,820
MP Materials Corp. (a) (b)	579	19,264
Newmont Corp.	3,030	176,528
Nucor Corp.	35	4,534
Reliance, Inc.	79	24,798
Royal Gold, Inc.	300	53,352
Steel Dynamics, Inc.	126	16,129
SunCoke Energy, Inc.	53	455
Warrior Met Coal, Inc.	7	321
Worthington Steel, Inc.	10	298
		383,905
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	1,729	32,540
Apollo Commercial Real Estate Finance, Inc. REIT	352	3,407
Arbor Realty Trust, Inc. REIT	263	2,814
ARMOUR Residential REIT, Inc.	10	168
Blackstone Mortgage Trust, Inc. Class A REIT	557	10,722
Ellington Financial, Inc. REIT	117	1,520
Franklin BSP Realty Trust, Inc. REIT	183	1,956
KKR Real Estate Finance Trust, Inc. REIT	187	1,640
New York Mortgage Trust, Inc. REIT	119	797
PennyMac Mortgage Investment Trust REIT	201	2,585
Ready Capital Corp. REIT (b)	73	319
Redwood Trust, Inc. REIT	256	1,513
Two Harbors Investment Corp. REIT	62	668
Starwood Property Trust, Inc. REIT (b)	791	15,876
		76,525
MULTI-UTILITIES — 0.7%
Ameren Corp.	1,228	117,937
Avista Corp.	216	8,197
Black Hills Corp.	177	9,930
CenterPoint Energy, Inc.	2,287	84,024
CMS Energy Corp.	1,048	72,605
Consolidated Edison, Inc.	945	94,831
Dominion Energy, Inc.	2,062	116,544
Security Description	Shares	Value
DTE Energy Co.	727	$96,298
NiSource, Inc.	2,258	91,088
Northwestern Energy Group, Inc.	64	3,283
Public Service Enterprise Group, Inc.	1,358	114,317
Sempra	906	68,648
Unitil Corp.	13	678
WEC Energy Group, Inc.	1,445	150,569
		1,028,949
OFFICE REITs — 0.1%
Brandywine Realty Trust REIT	341	1,463
BXP, Inc. REIT	331	22,333
COPT Defense Properties REIT	313	8,632
Cousins Properties, Inc. REIT	657	19,730
Douglas Emmett, Inc. REIT	456	6,858
Easterly Government Properties, Inc. REIT	1	22
Highwoods Properties, Inc. REIT	295	9,172
JBG SMITH Properties REIT (b)	57	986
Kilroy Realty Corp. REIT (b)	151	5,181
SL Green Realty Corp. REIT	192	11,885
Vornado Realty Trust REIT	809	30,936
		117,198
OIL, GAS & CONSUMABLE FUELS — 2.0%
Antero Midstream Corp.	1,522	28,842
Antero Resources Corp. (a)	799	32,184
APA Corp.	74	1,353
California Resources Corp.	91	4,156
Chevron Corp.	2,735	391,625
Chord Energy Corp.	7	678
Civitas Resources, Inc.	109	3,000
CNX Resources Corp. (a)	700	23,576
Comstock Resources, Inc. (a)	474	13,116
ConocoPhillips	520	46,665
Coterra Energy, Inc.	1,435	36,420
Crescent Energy Co. Class A	641	5,513
Devon Energy Corp.	87	2,767
Diamondback Energy, Inc.	74	10,168
Dorian LPG Ltd.	1	24
DT Midstream, Inc.	513	56,384
EOG Resources, Inc.	657	78,584
EQT Corp.	2,713	158,222
Expand Energy Corp.	739	86,419
Exxon Mobil Corp.	6,142	662,108
Hess Corp.	395	54,723
HF Sinclair Corp.	18	739
Kinder Morgan, Inc.	9,790	287,826
Magnolia Oil & Gas Corp. Class A	115	2,585
Marathon Petroleum Corp.	128	21,262
Matador Resources Co.	11	525
Murphy Oil Corp. (b)	17	382
Northern Oil & Gas, Inc.	13	369
Occidental Petroleum Corp.	87	3,655
ONEOK, Inc.	2,177	177,708
Ovintiv, Inc.	36	1,370

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Par Pacific Holdings, Inc. (a)	6	$159
PBF Energy, Inc. Class A	119	2,579
Permian Resources Corp.	248	3,378
Phillips 66 Co.	161	19,207
Range Resources Corp.	532	21,636
REX American Resources Corp. (a)	2	97
SM Energy Co.	13	321
Talos Energy, Inc. (a)	10	85
Targa Resources Corp.	1,078	187,658
Texas Pacific Land Corp.	94	99,301
Valero Energy Corp.	123	16,534
Viper Energy, Inc.	393	14,985
Vital Energy, Inc. (a) (b)	2	32
Williams Cos., Inc.	6,174	387,789
World Kinect Corp.	263	7,456
Core Natural Resources, Inc.	15	1,046
		2,955,211
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	202	17,370
Sylvamo Corp.	67	3,357
		20,727
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	582	33,715
Coty, Inc. Class A (a)	328	1,525
Edgewell Personal Care Co.	16	375
elf Beauty, Inc. (a)	7	871
Estee Lauder Cos., Inc. Class A	49	3,959
Interparfums, Inc.	8	1,051
Kenvue, Inc.	8,217	171,982
USANA Health Sciences, Inc. (a)	8	244
		213,722
PHARMACEUTICALS — 2.0%
Amphastar Pharmaceuticals, Inc. (a)	4	92
ANI Pharmaceuticals, Inc. (a)	8	522
Bristol-Myers Squibb Co.	9,751	451,374
Collegium Pharmaceutical, Inc. (a)	52	1,538
Corcept Therapeutics, Inc. (a)	471	34,571
Eli Lilly & Co.	1,325	1,032,877
Harmony Biosciences Holdings, Inc. (a)	65	2,054
Innoviva, Inc. (a)	239	4,802
Jazz Pharmaceuticals PLC (a)	135	14,326
Johnson & Johnson	6,538	998,680
Ligand Pharmaceuticals, Inc. (a)	74	8,412
Merck & Co., Inc.	339	26,835
Organon & Co.	174	1,684
Pacira BioSciences, Inc. (a)	2	48
Perrigo Co. PLC	67	1,790
Pfizer, Inc.	9,568	231,928
Phibro Animal Health Corp. Class A	50	1,277
Prestige Consumer Healthcare, Inc. (a)	90	7,187
Supernus Pharmaceuticals, Inc. (a)	62	1,954
Viatris, Inc.	154	1,375
Security Description	Shares	Value
Zoetis, Inc.	639	$99,652
		2,922,978
PROFESSIONAL SERVICES — 0.8%
Amentum Holdings, Inc. (a)	75	1,771
Automatic Data Processing, Inc.	1,426	439,778
Broadridge Financial Solutions, Inc.	412	100,128
CACI International, Inc. Class A (a)	15	7,151
Concentrix Corp. (b)	66	3,489
CSG Systems International, Inc.	111	7,249
Dayforce, Inc. (a)	103	5,705
Equifax, Inc.	274	71,067
ExlService Holdings, Inc. (a)	814	35,645
Exponent, Inc.	49	3,661
FTI Consulting, Inc. (a)	12	1,938
Genpact Ltd.	813	35,780
Heidrick & Struggles International, Inc.	89	4,073
Insperity, Inc.	11	661
Jacobs Solutions, Inc.	176	23,135
KBR, Inc.	18	863
Korn Ferry	104	7,626
Leidos Holdings, Inc.	153	24,137
ManpowerGroup, Inc.	73	2,949
Maximus, Inc.	22	1,544
NV5 Global, Inc. (a)	42	970
Parsons Corp. (a)	6	431
Paychex, Inc.	1,373	199,717
Paycom Software, Inc.	117	27,074
Paylocity Holding Corp. (a)	123	22,286
Robert Half, Inc.	53	2,176
Science Applications International Corp.	19	2,140
Verisk Analytics, Inc.	641	199,672
Verra Mobility Corp. (a)	154	3,910
		1,236,726
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	1,420	198,970
CoStar Group, Inc. (a)	164	13,186
Cushman & Wakefield PLC (a)	388	4,295
eXp World Holdings, Inc. (b)	115	1,047
Jones Lang LaSalle, Inc. (a)	196	50,133
Kennedy-Wilson Holdings, Inc.	198	1,346
Marcus & Millichap, Inc.	50	1,535
St. Joe Co.	11	525
		271,037
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	617	22,255
AvalonBay Communities, Inc. REIT	352	71,632
Camden Property Trust REIT	298	33,582
Centerspace REIT	2	120
Elme Communities REIT	262	4,166
Equity LifeStyle Properties, Inc. REIT	421	25,963

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Equity Residential REIT	869	$58,649
Essex Property Trust, Inc. REIT	226	64,049
Independence Realty Trust, Inc. REIT	973	17,212
Invitation Homes, Inc. REIT	963	31,586
Mid-America Apartment Communities, Inc. REIT	501	74,153
NexPoint Residential Trust, Inc. REIT	60	1,999
UDR, Inc. REIT	821	33,522
Veris Residential, Inc. REIT	65	968
		439,856
RETAIL REITs — 0.3%
Acadia Realty Trust REIT	517	9,601
Agree Realty Corp. REIT	486	35,507
Brixmor Property Group, Inc. REIT	825	21,483
Curbline Properties Corp. REIT	283	6,461
Federal Realty Investment Trust REIT	71	6,744
Getty Realty Corp. REIT	54	1,493
Kimco Realty Corp. REIT	1,678	35,272
Kite Realty Group Trust REIT	309	6,999
Macerich Co. REIT	682	11,035
NNN REIT, Inc.	365	15,761
Phillips Edison & Co., Inc. REIT	308	10,789
Realty Income Corp. REIT	1,933	111,360
Regency Centers Corp. REIT	574	40,886
Saul Centers, Inc. REIT	1	34
Simon Property Group, Inc. REIT	915	147,095
SITE Centers Corp. REIT	120	1,357
Tanger, Inc. REIT	323	9,877
Urban Edge Properties REIT	287	5,355
Whitestone REIT	179	2,234
		479,343
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.2%
Advanced Micro Devices, Inc. (a)	217	30,792
Allegro MicroSystems, Inc. (a)	5	171
Alpha & Omega Semiconductor Ltd. (a)	50	1,283
Amkor Technology, Inc.	16	336
Analog Devices, Inc.	708	168,518
Applied Materials, Inc.	105	19,222
Axcelis Technologies, Inc. (a)	12	836
Broadcom, Inc.	16,448	4,533,891
CEVA, Inc. (a)	5	110
Cirrus Logic, Inc. (a)	117	12,198
Cohu, Inc. (a)	58	1,116
Diodes, Inc. (a)	47	2,486
Enphase Energy, Inc. (a)	19	753
First Solar, Inc. (a)	15	2,483
FormFactor, Inc. (a)	11	379
Ichor Holdings Ltd. (a)	72	1,414
Impinj, Inc. (a)	3	333
Intel Corp.	558	12,499
Security Description	Shares	Value
KLA Corp.	155	$138,840
Kulicke & Soffa Industries, Inc.	18	623
Lam Research Corp.	517	50,325
Lattice Semiconductor Corp. (a)	15	735
MACOM Technology Solutions Holdings, Inc. (a)	70	10,030
MaxLinear, Inc. (a)	63	895
Microchip Technology, Inc.	72	5,067
Micron Technology, Inc.	144	17,748
MKS, Inc.	9	894
Monolithic Power Systems, Inc.	20	14,628
NVIDIA Corp.	78,948	12,472,995
NXP Semiconductors NV	32	6,992
ON Semiconductor Corp. (a)	53	2,778
Onto Innovation, Inc. (a)	7	706
PDF Solutions, Inc. (a)	52	1,112
Penguin Solutions, Inc. (a)	126	2,496
Photronics, Inc. (a)	54	1,017
Power Integrations, Inc.	6	335
Qorvo, Inc. (a)	13	1,104
QUALCOMM, Inc.	718	114,349
Rambus, Inc. (a)	77	4,930
Semtech Corp. (a)	56	2,528
Silicon Laboratories, Inc. (a)	21	3,095
SiTime Corp. (a)	105	22,373
Skyworks Solutions, Inc.	22	1,639
SolarEdge Technologies, Inc. (a) (b)	6	122
Synaptics, Inc. (a)	20	1,296
Teradyne, Inc.	22	1,978
Texas Instruments, Inc.	1,299	269,698
Ultra Clean Holdings, Inc. (a)	31	700
Universal Display Corp.	18	2,780
Veeco Instruments, Inc. (a)	8	163
		17,943,791
SOFTWARE — 6.3%
A10 Networks, Inc.	126	2,438
ACI Worldwide, Inc. (a)	566	25,985
Adeia, Inc.	156	2,206
Adobe, Inc. (a)	170	65,770
Agilysys, Inc. (a)	9	1,032
Alarm.com Holdings, Inc. (a)	25	1,414
ANSYS, Inc. (a)	102	35,824
Appfolio, Inc. Class A (a)	22	5,066
Autodesk, Inc. (a)	585	181,099
Bill Holdings, Inc. (a)	13	601
Blackbaud, Inc. (a)	4	257
BlackLine, Inc. (a)	16	906
Box, Inc. Class A (a)	280	9,568
Cadence Design Systems, Inc. (a)	179	55,159
Cleanspark, Inc. (a) (b)	35	386
Clear Secure, Inc. Class A	446	12,381
Commvault Systems, Inc. (a)	216	37,655
Crowdstrike Holdings, Inc. Class A (a)	672	342,256
Docusign, Inc. (a)	970	75,553
Dolby Laboratories, Inc. Class A	53	3,936

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Dropbox, Inc. Class A (a)	533	$15,244
Dynatrace, Inc. (a)	427	23,575
Fair Isaac Corp. (a)	124	226,667
Fortinet, Inc. (a)	3,058	323,292
Gen Digital, Inc.	2,325	68,355
Guidewire Software, Inc. (a)	422	99,360
InterDigital, Inc. (b)	131	29,374
Intuit, Inc.	327	257,555
LiveRamp Holdings, Inc. (a)	9	297
Manhattan Associates, Inc. (a)	25	4,937
MARA Holdings, Inc. (a) (b)	221	3,465
Microsoft Corp.	6,741	3,353,041
N-able, Inc. (a)	149	1,207
NCR Voyix Corp. (a)	206	2,416
Oracle Corp.	4,846	1,059,481
Palantir Technologies, Inc. Class A (a)	10,748	1,465,167
Palo Alto Networks, Inc. (a)	1,633	334,177
Progress Software Corp.	40	2,554
PTC, Inc. (a)	46	7,928
Qualys, Inc. (a)	8	1,143
Roper Technologies, Inc.	264	149,646
Salesforce, Inc.	1,119	305,140
ServiceNow, Inc. (a)	509	523,293
SPS Commerce, Inc. (a)	5	680
Synopsys, Inc. (a)	21	10,766
Teradata Corp. (a)	75	1,673
Tyler Technologies, Inc. (a)	142	84,183
Workday, Inc. Class A (a)	138	33,120
		9,247,228
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	1,638	362,031
Crown Castle, Inc. REIT	1,074	110,332
CubeSmart REIT	441	18,742
Digital Realty Trust, Inc. REIT	533	92,918
EPR Properties REIT	345	20,100
Equinix, Inc. REIT	241	191,708
Extra Space Storage, Inc. REIT	525	77,406
Four Corners Property Trust, Inc. REIT	314	8,450
Gaming & Leisure Properties, Inc. REIT	891	41,592
Iron Mountain, Inc. REIT	648	66,465
Lamar Advertising Co. Class A REIT	126	15,291
Millrose Properties, Inc. REIT	328	9,351
National Storage Affiliates Trust REIT	257	8,221
Outfront Media, Inc. REIT	268	4,374
PotlatchDeltic Corp. REIT	178	6,830
Public Storage REIT	429	125,877
Rayonier, Inc. REIT	68	1,508
Safehold, Inc. REIT	3	47
SBA Communications Corp. REIT	294	69,043
Uniti Group, Inc. REIT (a)	40	173
VICI Properties, Inc. REIT	2,876	93,758
Security Description	Shares	Value
Weyerhaeuser Co. REIT	849	$21,811
		1,346,028
SPECIALTY RETAIL — 1.8%
Abercrombie & Fitch Co. Class A (a)	7	580
Academy Sports & Outdoors, Inc.	56	2,509
Advance Auto Parts, Inc. (b)	57	2,650
American Eagle Outfitters, Inc.	18	173
Asbury Automotive Group, Inc. (a)	13	3,101
AutoNation, Inc. (a)	44	8,741
AutoZone, Inc. (a)	59	219,022
Bath & Body Works, Inc.	93	2,786
Best Buy Co., Inc.	278	18,662
Boot Barn Holdings, Inc. (a)	43	6,536
Buckle, Inc.	71	3,220
Burlington Stores, Inc. (a)	261	60,719
Caleres, Inc. (b)	68	831
CarMax, Inc. (a)	340	22,851
Chewy, Inc. Class A (a)	1,108	47,223
Dick's Sporting Goods, Inc.	82	16,220
Five Below, Inc. (a)	17	2,230
Floor & Decor Holdings, Inc. Class A (a)	14	1,064
Foot Locker, Inc. (a)	8	196
GameStop Corp. Class A (a)	2,123	51,780
Gap, Inc.	317	6,914
Group 1 Automotive, Inc.	49	21,399
Guess?, Inc. (b)	52	629
Home Depot, Inc.	2,183	800,375
Lithia Motors, Inc.	53	17,905
Lowe's Cos., Inc.	806	178,827
MarineMax, Inc. (a)	2	50
Monro, Inc.	10	149
Murphy USA, Inc.	39	15,865
National Vision Holdings, Inc. (a)	8	184
O'Reilly Automotive, Inc. (a)	3,878	349,524
Penske Automotive Group, Inc.	15	2,577
RH (a) (b)	10	1,890
Ross Stores, Inc.	386	49,246
Sally Beauty Holdings, Inc. (a)	268	2,482
Shoe Carnival, Inc. (b)	125	2,339
Signet Jewelers Ltd. (b)	6	477
Sonic Automotive, Inc. Class A	52	4,156
TJX Cos., Inc.	4,486	553,976
Tractor Supply Co.	763	40,264
Ulta Beauty, Inc. (a)	29	13,567
Upbound Group, Inc.	44	1,104
Urban Outfitters, Inc. (a)	232	16,829
Valvoline, Inc. (a)	89	3,370
Victoria's Secret & Co. (a)	251	4,649
Williams-Sonoma, Inc.	272	44,437
		2,604,278
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.9%
Apple, Inc.	56,081	11,506,139
Dell Technologies, Inc. Class C	40	4,904

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Hewlett Packard Enterprise Co.	854	$17,464
HP, Inc.	1,341	32,801
NetApp, Inc.	81	8,630
Pure Storage, Inc. Class A (a)	121	6,967
Sandisk Corp. (a)	492	22,312
Seagate Technology Holdings PLC	304	43,876
Super Micro Computer, Inc. (a) (b)	68	3,333
Western Digital Corp.	45	2,880
Xerox Holdings Corp. (b)	155	817
		11,650,123
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Capri Holdings Ltd. (a)	57	1,009
Carter's, Inc.	55	1,657
Columbia Sportswear Co.	2	122
Crocs, Inc. (a)	23	2,330
Deckers Outdoor Corp. (a)	59	6,081
G-III Apparel Group Ltd. (a)	146	3,270
Hanesbrands, Inc. (a)	1,627	7,452
Kontoor Brands, Inc.	82	5,410
Lululemon Athletica, Inc. (a)	12	2,851
NIKE, Inc. Class B	206	14,634
Oxford Industries, Inc.	51	2,053
PVH Corp.	23	1,578
Ralph Lauren Corp.	179	49,096
Skechers USA, Inc. Class A (a)	51	3,218
Steven Madden Ltd.	9	216
Tapestry, Inc.	1,047	91,937
Under Armour, Inc. Class A (a)	16	109
Under Armour, Inc. Class C (a)	62	402
VF Corp.	907	10,657
Wolverine World Wide, Inc.	386	6,979
		211,061
TOBACCO — 1.3%
Altria Group, Inc.	8,079	473,672
Philip Morris International, Inc.	7,846	1,428,992
Universal Corp.	58	3,378
		1,906,042
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	122	7,136
Applied Industrial Technologies, Inc.	123	28,591
Boise Cascade Co.	16	1,389
Core & Main, Inc. Class A (a)	75	4,526
DNOW, Inc. (a)	121	1,794
DXP Enterprises, Inc. (a)	64	5,610
Fastenal Co.	2,830	118,860
GATX Corp.	125	19,195
GMS, Inc. (a)	38	4,132
MSC Industrial Direct Co., Inc. Class A	5	425
Rush Enterprises, Inc. Class A	221	11,384
United Rentals, Inc.	42	31,643
Security Description	Shares	Value
Watsco, Inc.	88	$38,863
WESCO International, Inc.	54	10,001
WW Grainger, Inc.	76	79,058
		362,607
WATER UTILITIES — 0.1%
American States Water Co.	15	1,150
American Water Works Co., Inc.	581	80,823
California Water Service Group	13	591
Essential Utilities, Inc.	558	20,724
H2O America	7	364
Middlesex Water Co.	18	975
		104,627
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	17	249
Telephone & Data Systems, Inc.	455	16,189
T-Mobile U.S., Inc.	2,411	574,445
		590,883
TOTAL COMMON STOCKS (Cost $109,684,387)		146,601,129
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	30,170	30,170
State Street Navigator Securities Lending Portfolio II (c) (f)	127,829	127,829
TOTAL SHORT-TERM INVESTMENTS (Cost $157,999)		157,999
TOTAL INVESTMENTS — 100.0% (Cost $109,842,386)		146,759,128
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(68,518)
NET ASSETS — 100.0%		$146,690,610
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$146,601,129	$—	$—	$146,601,129
Short-Term Investments	157,999	—	—	157,999
TOTAL INVESTMENTS	$146,759,128	$—	$—	$146,759,128

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	351	$25,974	$81,819	$24,823	$(177)	$16,848	937	$99,641	$2,022
State Street Institutional Liquid Reserves Fund, Premier Class	110,094	110,127	195,698	305,825	8	(8)	—	—	844
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,008,537	1,978,367	—	—	30,170	30,170	4,641
State Street Navigator Securities Lending Portfolio II	86,288	86,288	3,293,255	3,251,714	—	—	127,829	127,829	400
Total		$222,389	$5,579,309	$5,560,729	$(169)	$16,840		$257,640	$7,907
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	467	$32,125
AeroVironment, Inc. (a)	94	26,785
ATI, Inc. (a)	992	85,649
Axon Enterprise, Inc. (a)	101	83,622
Boeing Co. (a)	3,093	648,076
BWX Technologies, Inc.	493	71,022
Curtiss-Wright Corp.	188	91,847
General Dynamics Corp.	2,812	820,148
General Electric Co.	3,242	834,458
Hexcel Corp.	493	27,850
Howmet Aerospace, Inc.	593	110,375
Huntington Ingalls Industries, Inc.	841	203,068
Kratos Defense & Security Solutions, Inc. (a)	821	38,136
L3Harris Technologies, Inc.	2,085	523,001
Lockheed Martin Corp.	2,756	1,276,414
Mercury Systems, Inc. (a)	697	37,540
Moog, Inc. Class A	280	50,672
National Presto Industries, Inc.	75	7,347
Northrop Grumman Corp.	1,203	601,476
RTX Corp.	12,839	1,874,751
Textron, Inc.	2,407	193,258
TransDigm Group, Inc.	80	121,651
Triumph Group, Inc. (a)	981	25,261
Woodward, Inc.	299	73,282
		7,857,814
AIR FREIGHT & LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	2,096	201,111
Expeditors International of Washington, Inc.	1,236	141,213
FedEx Corp.	4,784	1,087,451
Forward Air Corp. (a) (b)	768	18,847
GXO Logistics, Inc. (a)	2,577	125,500
Hub Group, Inc. Class A	2,580	86,249
United Parcel Service, Inc. Class B	31,482	3,177,793
		4,838,164
AIRLINES — 0.8%
Alaska Air Group, Inc. (a)	5,228	258,682
Allegiant Travel Co. (a)	576	31,651
American Airlines Group, Inc. (a)	27,970	313,823
Delta Air Lines, Inc.	28,016	1,377,827
JetBlue Airways Corp. (a) (b)	12,196	51,589
SkyWest, Inc. (a)	957	98,542
Southwest Airlines Co. (b)	10,491	340,328
Sun Country Airlines Holdings, Inc. (a)	1,677	19,705
United Airlines Holdings, Inc. (a)	13,988	1,113,865
		3,606,012
AUTO COMPONENTS — 0.5%
Adient PLC (a)	3,669	71,399
American Axle & Manufacturing Holdings, Inc. (a)	5,806	23,688
Security Description	Shares	Value
Aptiv PLC (a)	9,342	$637,311
Autoliv, Inc.	3,039	340,064
BorgWarner, Inc.	9,301	311,398
Dana, Inc.	5,183	88,888
Dorman Products, Inc. (a)	299	36,678
Fox Factory Holding Corp. (a)	1,772	45,966
Gentex Corp.	2,993	65,816
Gentherm, Inc. (a)	841	23,792
Goodyear Tire & Rubber Co. (a)	12,324	127,800
LCI Industries	1,079	98,394
Lear Corp.	2,274	215,985
Patrick Industries, Inc. (b)	727	67,080
Phinia, Inc.	1,736	77,235
Standard Motor Products, Inc.	821	25,221
Visteon Corp. (a)	1,178	109,907
XPEL, Inc. (a)	41	1,472
		2,368,094
AUTOMOBILES — 1.4%
Ford Motor Co.	167,582	1,818,264
General Motors Co.	41,252	2,030,011
Harley-Davidson, Inc.	4,880	115,168
Tesla, Inc. (a)	8,539	2,712,499
Thor Industries, Inc. (b)	2,263	200,977
Winnebago Industries, Inc.	1,210	35,090
		6,912,009
BANKS — 7.6%
Ameris Bancorp	1,402	90,709
Associated Banc-Corp.	3,539	86,316
Atlantic Union Bankshares Corp.	1,717	53,708
Axos Financial, Inc. (a)	931	70,793
Banc of California, Inc.	5,528	77,668
BancFirst Corp.	348	43,020
Bancorp, Inc. (a)	661	37,657
Bank of America Corp.	142,795	6,757,059
Bank of Hawaii Corp.	705	47,609
Bank OZK	4,489	211,252
BankUnited, Inc.	3,033	107,945
Banner Corp.	745	47,792
Berkshire Hills Bancorp, Inc.	806	20,182
Brookline Bancorp, Inc.	3,556	37,516
Cadence Bank	3,966	126,833
Capitol Federal Financial, Inc.	4,963	30,274
Cathay General Bancorp	1,536	69,934
Central Pacific Financial Corp.	588	16,482
Citigroup, Inc.	40,755	3,469,066
Citizens Financial Group, Inc.	18,599	832,305
City Holding Co.	217	26,565
Columbia Banking System, Inc.	8,918	208,503
Comerica, Inc.	2,834	169,048
Commerce Bancshares, Inc.	1,359	84,489
Community Financial System, Inc.	937	53,287
Cullen/Frost Bankers, Inc.	853	109,645
Customers Bancorp, Inc. (a)	499	29,311
CVB Financial Corp.	3,090	61,151
Dime Community Bancshares, Inc.	859	23,142

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Eagle Bancorp, Inc.	1,347	$26,240
East West Bancorp, Inc.	2,475	249,926
FB Financial Corp.	800	36,240
Fifth Third Bancorp	11,923	490,393
First BanCorp	2,954	61,532
First Bancorp/Southern Pines NC	525	23,147
First Commonwealth Financial Corp.	2,343	38,027
First Financial Bancorp	2,060	49,976
First Financial Bankshares, Inc.	1,300	46,774
First Hawaiian, Inc.	3,024	75,479
First Horizon Corp.	11,053	234,324
Flagstar Financial, Inc.	13,334	141,340
FNB Corp.	15,290	222,928
Fulton Financial Corp.	4,237	76,436
Glacier Bancorp, Inc.	1,677	72,245
Hancock Whitney Corp.	2,027	116,350
Hanmi Financial Corp.	1,079	26,630
Heritage Financial Corp.	743	17,713
Hilltop Holdings, Inc.	2,018	61,246
Home BancShares, Inc.	3,261	92,808
Hope Bancorp, Inc.	5,202	55,818
Huntington Bancshares, Inc.	31,406	526,365
Independent Bank Corp.	986	62,005
International Bancshares Corp.	1,265	84,198
JPMorgan Chase & Co.	24,782	7,184,550
KeyCorp	21,513	374,757
Lakeland Financial Corp.	278	17,083
M&T Bank Corp.	3,498	678,577
National Bank Holdings Corp. Class A	549	20,648
NBT Bancorp, Inc.	831	34,528
Northwest Bancshares, Inc.	5,068	64,769
OFG Bancorp	925	39,590
Old National Bancorp	5,651	120,592
Pacific Premier Bancorp, Inc.	4,099	86,448
Park National Corp.	221	36,965
Pathward Financial, Inc.	462	36,553
Pinnacle Financial Partners, Inc.	1,093	120,678
PNC Financial Services Group, Inc.	8,550	1,593,891
Preferred Bank	265	22,934
Prosperity Bancshares, Inc.	2,055	144,343
Provident Financial Services, Inc.	2,815	49,347
Regions Financial Corp.	19,640	461,933
Renasant Corp.	1,215	43,655
S&T Bancorp, Inc.	1,095	41,413
Seacoast Banking Corp. of Florida	1,686	46,567
ServisFirst Bancshares, Inc.	492	38,135
Simmons First National Corp. Class A	5,003	94,857
Southside Bancshares, Inc.	1,302	38,318
SouthState Corp.	1,446	133,075
Stellar Bancorp, Inc.	710	19,866
Synovus Financial Corp.	3,029	156,751
Texas Capital Bancshares, Inc. (a)	820	65,108
Tompkins Financial Corp.	274	17,188
Triumph Financial, Inc. (a)	246	13,557
Security Description	Shares	Value
Truist Financial Corp.	55,980	$2,406,580
TrustCo Bank Corp.	663	22,157
Trustmark Corp.	1,655	60,341
U.S. Bancorp	33,697	1,524,789
UMB Financial Corp.	596	62,675
United Bankshares, Inc.	3,080	112,204
United Community Banks, Inc.	2,575	76,709
Valley National Bancorp	19,173	171,215
Veritex Holdings, Inc.	1,181	30,824
WaFd, Inc.	1,761	51,562
Webster Financial Corp.	3,704	202,238
Wells Fargo & Co.	43,194	3,460,703
Westamerica BanCorp	465	22,525
Western Alliance Bancorp	1,438	112,135
Wintrust Financial Corp.	1,180	146,296
WSFS Financial Corp.	925	50,875
Zions Bancorp NA	3,197	166,052
		36,363,957
BEVERAGES — 1.0%
Boston Beer Co., Inc. Class A (a)	157	29,957
Brown-Forman Corp. Class B	7,746	208,445
Celsius Holdings, Inc. (a)	771	35,767
Coca-Cola Co.	21,842	1,545,321
Coca-Cola Consolidated, Inc.	614	68,553
Constellation Brands, Inc. Class A	1,726	280,786
Keurig Dr. Pepper, Inc.	17,776	587,675
MGP Ingredients, Inc.	593	17,772
Molson Coors Beverage Co. Class B	7,319	351,971
Monster Beverage Corp. (a)	2,026	126,909
National Beverage Corp. (a)	996	43,067
PepsiCo, Inc.	12,110	1,599,004
		4,895,227
BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	5,117	949,817
ACADIA Pharmaceuticals, Inc. (a)	854	18,421
ADMA Biologics, Inc. (a)	552	10,052
Alkermes PLC (a)	1,192	34,103
Amgen, Inc.	3,028	845,448
Arcus Biosciences, Inc. (a)	301	2,450
Arrowhead Pharmaceuticals, Inc. (a)	300	4,740
Biogen, Inc. (a)	3,166	397,618
BioMarin Pharmaceutical, Inc. (a)	1,071	58,873
Catalyst Pharmaceuticals, Inc. (a)	534	11,588
Cytokinetics, Inc. (a)	204	6,740
Dynavax Technologies Corp. (a)	921	9,136
Exelixis, Inc. (a)	1,551	68,360
Gilead Sciences, Inc.	8,693	963,793
GRAIL, Inc. (a)	1	51
Halozyme Therapeutics, Inc. (a)	580	30,172
Incyte Corp. (a)	1,562	106,372
Krystal Biotech, Inc. (a)	73	10,035
Moderna, Inc. (a)	14,407	397,489
Myriad Genetics, Inc. (a)	922	4,896
Neurocrine Biosciences, Inc. (a)	768	96,530

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Protagonist Therapeutics, Inc. (a)	294	$16,249
Regeneron Pharmaceuticals, Inc.	1,171	614,775
Roivant Sciences Ltd. (a)	17,621	198,589
Sarepta Therapeutics, Inc. (a)	400	6,840
TG Therapeutics, Inc. (a)	194	6,982
United Therapeutics Corp. (a)	471	135,342
Vericel Corp. (a)	63	2,681
Vertex Pharmaceuticals, Inc. (a)	1,059	471,467
Vir Biotechnology, Inc. (a)	3,279	16,526
Xencor, Inc. (a)	546	4,292
		5,500,427
BROADLINE RETAIL — 3.5%
Amazon.com, Inc. (a)	73,347	16,091,598
eBay, Inc.	5,312	395,532
Etsy, Inc. (a)	993	49,809
Kohl's Corp.	4,438	37,634
Macy's, Inc.	10,958	127,770
Ollie's Bargain Outlet Holdings, Inc. (a)	181	23,852
		16,726,195
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	1,307	85,700
AAON, Inc.	192	14,160
Advanced Drainage Systems, Inc.	493	56,626
Allegion PLC	504	72,636
American Woodmark Corp. (a)	646	34,477
Apogee Enterprises, Inc.	325	13,195
Armstrong World Industries, Inc.	227	36,874
AZZ, Inc.	303	28,627
Builders FirstSource, Inc. (a)	2,487	290,208
Carlisle Cos., Inc.	307	114,634
Carrier Global Corp.	5,637	412,572
CSW Industrials, Inc.	48	13,768
Fortune Brands Innovations, Inc.	1,640	84,427
Gibraltar Industries, Inc. (a)	535	31,565
Griffon Corp.	411	29,744
Hayward Holdings, Inc. (a)	1,249	17,236
Insteel Industries, Inc.	318	11,833
Johnson Controls International PLC	6,286	663,927
Lennox International, Inc.	152	87,133
Masco Corp.	2,018	129,879
Masterbrand, Inc. (a)	5,538	60,530
Owens Corning	1,518	208,755
Quanex Building Products Corp.	570	10,773
Resideo Technologies, Inc. (a)	6,251	137,897
Simpson Manufacturing Co., Inc.	292	45,351
Trane Technologies PLC	1,095	478,964
Trex Co., Inc. (a)	489	26,592
UFP Industries, Inc.	1,309	130,062
Zurn Elkay Water Solutions Corp.	996	36,424
		3,364,569
CAPITAL MARKETS — 3.4%
Acadian Asset Management, Inc.	571	20,122
Affiliated Managers Group, Inc.	638	125,539
Security Description	Shares	Value
Ameriprise Financial, Inc.	844	$450,468
Artisan Partners Asset Management, Inc. Class A	1,513	67,071
Bank of New York Mellon Corp.	9,445	860,534
BGC Group, Inc. Class A	3,640	37,237
Blackrock, Inc.	1,014	1,063,940
Blackstone, Inc.	3,662	547,762
Carlyle Group, Inc.	4,556	234,178
Cboe Global Markets, Inc.	513	119,637
Charles Schwab Corp.	9,616	877,364
CME Group, Inc.	1,766	486,745
Cohen & Steers, Inc.	348	26,222
Donnelley Financial Solutions, Inc. (a)	555	34,216
Evercore, Inc. Class A	398	107,468
FactSet Research Systems, Inc.	148	66,197
Federated Hermes, Inc.	1,426	63,200
Franklin Resources, Inc.	13,191	314,605
Goldman Sachs Group, Inc.	4,073	2,882,666
Hamilton Lane, Inc. Class A	214	30,414
Houlihan Lokey, Inc.	348	62,623
Interactive Brokers Group, Inc. Class A	5,743	318,220
Intercontinental Exchange, Inc.	2,854	523,623
Invesco Ltd.	19,051	300,434
Janus Henderson Group PLC	5,308	206,163
Jefferies Financial Group, Inc.	3,807	208,205
KKR & Co., Inc.	3,804	506,046
MarketAxess Holdings, Inc.	201	44,891
Moelis & Co. Class A	474	29,540
Moody's Corp.	355	178,064
Morgan Stanley	16,397	2,309,681
Morningstar, Inc.	140	43,950
MSCI, Inc.	186	107,274
Nasdaq, Inc.	2,891	258,513
Northern Trust Corp.	3,572	452,894
Piper Sandler Cos.	116	32,241
PJT Partners, Inc. Class A	254	41,913
Raymond James Financial, Inc.	1,633	250,453
S&P Global, Inc.	1,299	684,950
SEI Investments Co.	984	88,422
State Street Corp. (c)	5,101	542,440
StepStone Group, Inc. Class A	324	17,982
Stifel Financial Corp.	1,491	154,736
StoneX Group, Inc. (a)	1,730	157,672
T. Rowe Price Group, Inc.	4,806	463,779
Virtu Financial, Inc. Class A	1,745	78,159
Virtus Investment Partners, Inc.	279	50,611
WisdomTree, Inc. (b)	912	10,497
		16,539,561
CHEMICALS — 1.7%
AdvanSix, Inc.	1,061	25,199
Air Products & Chemicals, Inc.	1,549	436,911
Albemarle Corp.	2,538	159,056
Ashland, Inc.	1,018	51,185
Avient Corp.	1,975	63,812

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Axalta Coating Systems Ltd. (a)	2,304	$68,406
Balchem Corp.	153	24,358
Cabot Corp.	962	72,150
Celanese Corp.	4,654	257,506
CF Industries Holdings, Inc.	3,531	324,852
Chemours Co.	6,361	72,833
Corteva, Inc.	6,529	486,606
Dow, Inc.	29,938	792,758
DuPont de Nemours, Inc.	5,500	377,245
Eastman Chemical Co.	2,488	185,754
Ecolab, Inc.	1,236	333,028
Element Solutions, Inc.	2,473	56,013
FMC Corp.	5,306	221,526
Hawkins, Inc.	108	15,347
HB Fuller Co.	969	58,285
Ingevity Corp. (a)	598	25,768
Innospec, Inc.	296	24,891
International Flavors & Fragrances, Inc.	4,524	332,740
Koppers Holdings, Inc.	857	27,553
Linde PLC	2,375	1,114,303
LyondellBasell Industries NV Class A	11,023	637,791
Minerals Technologies, Inc.	533	29,352
Mosaic Co.	13,513	492,954
NewMarket Corp.	89	61,487
Olin Corp.	4,925	98,943
PPG Industries, Inc.	2,571	292,451
Quaker Chemical Corp.	294	32,910
RPM International, Inc.	901	98,966
Scotts Miracle-Gro Co.	1,829	120,641
Sensient Technologies Corp.	378	37,241
Sherwin-Williams Co.	959	329,282
Stepan Co.	904	49,340
Westlake Corp.	1,335	101,367
		7,990,810
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	2,508	118,403
Brady Corp. Class A	390	26,508
Brink's Co.	459	40,984
Cintas Corp.	807	179,856
Clean Harbors, Inc. (a)	479	110,735
Copart, Inc. (a)	4,296	210,805
CoreCivic, Inc. (a)	1,448	30,509
Deluxe Corp.	1,918	30,515
Enviri Corp. (a)	2,662	23,106
GEO Group, Inc. (a)	951	22,776
Healthcare Services Group, Inc. (a)	3,461	52,019
HNI Corp.	843	41,459
Interface, Inc.	851	17,811
Liquidity Services, Inc. (a)	298	7,030
MillerKnoll, Inc.	2,925	56,804
MSA Safety, Inc.	223	37,359
OPENLANE, Inc. (a)	1,410	34,475
Pitney Bowes, Inc.	2,796	30,504
RB Global, Inc.	921	97,801
Security Description	Shares	Value
Republic Services, Inc.	1,419	$349,940
Rollins, Inc.	1,402	79,101
Tetra Tech, Inc.	1,550	55,738
UniFirst Corp.	219	41,220
Veralto Corp.	1,020	102,969
Vestis Corp.	4,677	26,799
Waste Management, Inc.	1,814	415,080
		2,240,306
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	4,266	436,454
Calix, Inc. (a)	492	26,169
Ciena Corp. (a)	991	80,598
Cisco Systems, Inc.	38,232	2,652,536
Digi International, Inc. (a)	308	10,737
Extreme Networks, Inc. (a)	919	16,496
F5, Inc. (a)	322	94,771
Harmonic, Inc. (a)	748	7,084
Juniper Networks, Inc.	3,317	132,448
Lumentum Holdings, Inc. (a) (b)	488	46,389
Motorola Solutions, Inc.	395	166,082
NetScout Systems, Inc. (a)	1,264	31,360
Viasat, Inc. (a)	2,998	43,771
Viavi Solutions, Inc. (a)	1,739	17,512
		3,762,407
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	1,474	166,356
Arcosa, Inc.	647	56,101
Comfort Systems USA, Inc.	180	96,518
Dycom Industries, Inc. (a)	292	71,362
EMCOR Group, Inc.	317	169,560
Everus Construction Group, Inc. (a)	677	43,010
Fluor Corp. (a)	7,292	373,861
Granite Construction, Inc.	561	52,459
MasTec, Inc. (a)	1,056	179,974
MYR Group, Inc. (a)	284	51,532
Quanta Services, Inc.	735	277,889
Valmont Industries, Inc.	220	71,845
WillScot Holdings Corp.	2,048	56,115
		1,666,582
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	233	47,091
Knife River Corp. (a)	537	43,841
Martin Marietta Materials, Inc.	430	236,053
Vulcan Materials Co.	661	172,402
		499,387
CONSUMER FINANCE — 1.4%
Ally Financial, Inc.	11,692	455,404
American Express Co.	5,285	1,685,809
Bread Financial Holdings, Inc.	1,989	113,612
Capital One Financial Corp.	13,938	2,965,449
Encore Capital Group, Inc. (a)	1,082	41,884
Enova International, Inc. (a)	1,085	120,999
EZCORP, Inc. Class A (a)	2,147	29,800
FirstCash Holdings, Inc.	512	69,192

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Navient Corp.	3,178	$44,810
PRA Group, Inc. (a)	1,680	24,780
PROG Holdings, Inc.	1,714	50,306
SLM Corp.	1,852	60,727
Synchrony Financial	16,530	1,103,212
World Acceptance Corp. (a)	152	25,098
		6,791,082
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.8%
Albertsons Cos., Inc. Class A	17,249	371,026
Andersons, Inc.	1,432	52,626
BJ's Wholesale Club Holdings, Inc. (a)	1,170	126,161
Casey's General Stores, Inc.	258	131,650
Chefs' Warehouse, Inc. (a)	648	41,349
Costco Wholesale Corp.	2,180	2,158,069
Dollar General Corp.	9,360	1,070,597
Dollar Tree, Inc. (a)	4,373	433,102
Grocery Outlet Holding Corp. (a)	4,137	51,381
Kroger Co.	26,284	1,885,351
Maplebear, Inc. (a)	1,432	64,784
Performance Food Group Co. (a)	6,649	581,588
PriceSmart, Inc.	590	61,974
SpartanNash Co.	1,730	45,828
Sprouts Farmers Market, Inc. (a)	770	126,773
Sysco Corp.	8,664	656,211
Target Corp.	19,488	1,922,491
U.S. Foods Holding Corp. (a)	4,977	383,279
United Natural Foods, Inc. (a)	2,538	59,161
Walgreens Boots Alliance, Inc.	30,503	350,174
Walmart, Inc.	77,114	7,540,207
		18,113,782
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	50,655	465,519
AptarGroup, Inc.	413	64,606
Avery Dennison Corp.	711	124,759
Ball Corp.	6,045	339,064
Crown Holdings, Inc.	1,527	157,251
Graphic Packaging Holding Co.	5,311	111,903
Greif, Inc. Class A	1,169	75,973
International Paper Co.	5,843	273,628
O-I Glass, Inc. (a)	6,195	91,314
Packaging Corp. of America	990	186,566
Sealed Air Corp.	3,152	97,807
Silgan Holdings, Inc.	1,897	102,779
Smurfit WestRock PLC	5,487	236,764
Sonoco Products Co.	2,261	98,489
		2,426,422
DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,003	364,294
LKQ Corp.	5,622	208,070
Pool Corp.	265	77,242
		649,606
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	325	41,350
Security Description	Shares	Value
Duolingo, Inc. (a)	53	$21,731
Frontdoor, Inc. (a)	750	44,205
Graham Holdings Co. Class B	146	138,141
Grand Canyon Education, Inc. (a)	166	31,374
H&R Block, Inc.	1,184	64,990
Matthews International Corp. Class A	1,314	31,418
Mister Car Wash, Inc. (a)	3,810	22,898
Perdoceo Education Corp.	985	32,200
Service Corp. International	1,005	81,807
Strategic Education, Inc.	434	36,946
Stride, Inc. (a)	296	42,976
		590,036
DIVERSIFIED REITs — 0.1%
Alexander & Baldwin, Inc. REIT	1,198	21,360
American Assets Trust, Inc. REIT	2,008	39,658
Armada Hoffler Properties, Inc. REIT	921	6,327
Essential Properties Realty Trust, Inc. REIT	1,788	57,055
Global Net Lease, Inc. REIT	8,532	64,417
WP Carey, Inc. REIT	4,728	294,933
		483,750
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	128,494	3,718,616
Cogent Communications Holdings, Inc.	737	35,531
Frontier Communications Parent, Inc. (a)	5,143	187,205
Iridium Communications, Inc.	789	23,804
Lumen Technologies, Inc. (a)	41,236	180,614
Shenandoah Telecommunications Co.	1,953	26,678
Verizon Communications, Inc.	180,896	7,827,370
		11,999,818
ELECTRIC UTILITIES — 2.1%
ALLETE, Inc.	1,313	84,124
Alliant Energy Corp.	2,842	171,856
American Electric Power Co., Inc.	7,014	727,773
Constellation Energy Corp.	1,553	501,246
Duke Energy Corp.	10,211	1,204,898
Edison International	8,369	431,840
Entergy Corp.	4,996	415,268
Evergy, Inc.	4,067	280,338
Eversource Energy	6,627	421,610
Exelon Corp.	17,789	772,398
FirstEnergy Corp.	11,073	445,799
IDACORP, Inc.	605	69,847
MGE Energy, Inc.	335	29,627
NextEra Energy, Inc.	18,151	1,260,042
NRG Energy, Inc.	2,595	416,705
OGE Energy Corp.	2,649	117,563
Otter Tail Corp.	741	57,124
PG&E Corp.	38,836	541,374
Pinnacle West Capital Corp.	2,012	180,014

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Portland General Electric Co.	2,355	$95,684
PPL Corp.	9,715	329,241
Southern Co.	12,162	1,116,836
TXNM Energy, Inc.	1,190	67,021
Xcel Energy, Inc.	7,552	514,291
		10,252,519
ELECTRICAL EQUIPMENT — 0.7%
Acuity, Inc.	222	66,231
AMETEK, Inc.	1,155	209,009
Eaton Corp. PLC	1,967	702,199
Emerson Electric Co.	4,977	663,583
EnerSys	647	55,493
GE Vernova, Inc.	1,348	713,294
Generac Holdings, Inc. (a)	555	79,482
Hubbell, Inc.	300	122,523
NEXTracker, Inc. Class A (a)	807	43,877
nVent Electric PLC	1,457	106,725
Powell Industries, Inc.	81	17,046
Regal Rexnord Corp.	866	125,535
Rockwell Automation, Inc.	669	222,222
Sensata Technologies Holding PLC	3,232	97,316
Sunrun, Inc. (a)	9,539	78,029
Vicor Corp. (a)	246	11,159
		3,313,723
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Advanced Energy Industries, Inc.	227	30,078
Amphenol Corp. Class A	5,002	493,947
Arlo Technologies, Inc. (a)	492	8,344
Arrow Electronics, Inc. (a)	2,170	276,523
Avnet, Inc.	3,643	193,370
Badger Meter, Inc.	63	15,432
Belden, Inc.	474	54,889
Benchmark Electronics, Inc.	1,478	57,391
CDW Corp.	1,480	264,313
Cognex Corp.	1,307	41,458
Coherent Corp. (a)	1,077	96,079
Corning, Inc.	6,800	357,612
Crane NXT Co. (b)	544	29,322
CTS Corp.	212	9,033
ePlus, Inc. (a)	566	40,809
Fabrinet (a)	223	65,714
Flex Ltd. (a)	8,274	413,038
Insight Enterprises, Inc. (a)	1,167	161,145
IPG Photonics Corp. (a)	1,128	77,437
Itron, Inc. (a)	323	42,516
Jabil, Inc.	2,359	514,498
Keysight Technologies, Inc. (a)	1,013	165,990
Knowles Corp. (a)	1,731	30,500
Littelfuse, Inc.	237	53,735
Novanta, Inc. (a)	192	24,755
OSI Systems, Inc. (a)	110	24,735
PC Connection, Inc.	602	39,600
Plexus Corp. (a)	360	48,712
Ralliant Corp. (a)	795	38,550
Security Description	Shares	Value
Rogers Corp. (a)	436	$29,857
Sanmina Corp. (a)	1,177	115,146
ScanSource, Inc. (a)	1,005	42,019
TD SYNNEX Corp.	3,206	435,054
TE Connectivity PLC	2,638	444,951
Teledyne Technologies, Inc. (a)	316	161,890
Trimble, Inc. (a)	1,716	130,382
TTM Technologies, Inc. (a)	2,358	96,254
Vishay Intertechnology, Inc.	4,777	75,859
Vontier Corp.	1,445	53,320
Zebra Technologies Corp. Class A (a)	353	108,851
		5,363,108
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	1,223	30,367
Atlas Energy Solutions, Inc. (b)	3,052	40,805
Baker Hughes Co.	10,986	421,203
Bristow Group, Inc. (a)	1,045	34,454
Cactus, Inc. Class A	640	27,981
ChampionX Corp.	2,110	52,412
Core Laboratories, Inc. (b)	274	3,157
Halliburton Co.	18,751	382,145
Helix Energy Solutions Group, Inc. (a)	2,694	16,811
Helmerich & Payne, Inc.	3,958	60,003
Innovex International, Inc. (a)	647	10,106
Liberty Energy, Inc.	6,892	79,120
NOV, Inc.	16,199	201,354
Oceaneering International, Inc. (a)	1,310	27,143
Patterson-UTI Energy, Inc.	14,956	88,689
ProPetro Holding Corp. (a)	3,293	19,659
RPC, Inc.	4,164	19,696
Schlumberger NV	18,434	623,069
Tidewater, Inc. (a)	639	29,477
Valaris Ltd. (a) (b)	1,417	59,670
Weatherford International PLC	1,570	78,987
		2,306,308
ENTERTAINMENT — 1.2%
Cinemark Holdings, Inc.	1,410	42,554
Electronic Arts, Inc.	1,825	291,453
Live Nation Entertainment, Inc. (a)	1,494	226,012
Madison Square Garden Sports Corp. (a)	95	19,850
Netflix, Inc. (a)	1,290	1,727,478
Take-Two Interactive Software, Inc. (a)	521	126,525
TKO Group Holdings, Inc.	583	106,077
Walt Disney Co.	17,222	2,135,700
Warner Bros Discovery, Inc. (a)	96,601	1,107,047
Warner Music Group Corp. Class A	6,170	168,071
		5,950,767
FINANCIAL SERVICES — 3.6%
Apollo Global Management, Inc.	4,258	604,082
Berkshire Hathaway, Inc. Class B (a)	20,526	9,970,915

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Corpay, Inc. (a)	398	$132,064
Equitable Holdings, Inc.	3,441	193,040
Essent Group Ltd.	2,267	137,675
Euronet Worldwide, Inc. (a)	659	66,809
EVERTEC, Inc.	557	20,080
Fidelity National Information Services, Inc.	5,883	478,935
Fiserv, Inc. (a)	4,392	757,225
Global Payments, Inc.	4,389	351,296
HA Sustainable Infrastructure Capital, Inc.	1,153	30,970
Jack Henry & Associates, Inc.	339	61,078
Jackson Financial, Inc. Class A	3,147	279,422
Mastercard, Inc. Class A	1,214	682,195
MGIC Investment Corp.	5,373	149,584
Mr. Cooper Group, Inc. (a)	1,132	168,906
NCR Atleos Corp. (a)	2,934	83,707
NMI Holdings, Inc. (a)	1,181	49,826
Payoneer Global, Inc. (a)	2,546	17,440
PayPal Holdings, Inc. (a)	10,977	815,811
Radian Group, Inc.	2,927	105,430
Shift4 Payments, Inc. Class A (a) (b)	393	38,950
Visa, Inc. Class A	4,016	1,425,881
Voya Financial, Inc.	4,088	290,248
Walker & Dunlop, Inc.	565	39,821
Western Union Co.	14,016	118,015
WEX, Inc. (a)	393	57,728
		17,127,133
FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	20,359	1,074,548
B&G Foods, Inc. (b)	2,806	11,869
Bunge Global SA	5,672	455,348
Cal-Maine Foods, Inc.	885	88,173
Campbell's Co.	8,374	256,663
Conagra Brands, Inc.	10,403	212,949
Darling Ingredients, Inc. (a)	6,764	256,626
Flowers Foods, Inc. (b)	4,231	67,611
Fresh Del Monte Produce, Inc.	1,397	45,291
Freshpet, Inc. (a)	239	16,242
General Mills, Inc.	9,757	505,510
Hershey Co.	1,946	322,939
Hormel Foods Corp.	12,385	374,646
Ingredion, Inc.	1,161	157,455
J&J Snack Foods Corp.	189	21,434
J.M. Smucker Co.	1,838	180,492
John B Sanfilippo & Son, Inc.	390	24,664
Kellanova	3,536	281,218
Kraft Heinz Co.	37,108	958,129
Lamb Weston Holdings, Inc.	1,883	97,634
Lancaster Colony Corp.	193	33,345
McCormick & Co., Inc.	1,760	133,443
Mondelez International, Inc. Class A	14,359	968,371
Pilgrim's Pride Corp.	1,744	78,445
Post Holdings, Inc. (a)	989	107,831
Simply Good Foods Co. (a)	787	24,861
Tootsie Roll Industries, Inc.	690	23,081
Security Description	Shares	Value
TreeHouse Foods, Inc. (a)	1,925	$37,383
Tyson Foods, Inc. Class A	12,175	681,069
WK Kellogg Co. (b)	2,658	42,369
		7,539,639
GAS UTILITIES — 0.3%
Atmos Energy Corp.	1,405	216,525
Chesapeake Utilities Corp.	237	28,492
MDU Resources Group, Inc.	8,675	144,612
National Fuel Gas Co.	1,194	101,144
New Jersey Resources Corp.	1,448	64,899
Northwest Natural Holding Co.	861	34,199
ONE Gas, Inc.	1,225	88,029
Southwest Gas Holdings, Inc.	2,560	190,438
Spire, Inc.	1,436	104,814
UGI Corp.	9,141	332,915
		1,306,067
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	991	76,317
Avis Budget Group, Inc. (a)	695	117,490
CSX Corp.	17,017	555,265
Heartland Express, Inc.	1,193	10,308
Hertz Global Holdings, Inc. (a) (b)	5,913	40,386
JB Hunt Transport Services, Inc.	1,411	202,620
Knight-Swift Transportation Holdings, Inc.	3,497	154,672
Landstar System, Inc.	342	47,545
Marten Transport Ltd.	2,462	31,981
Norfolk Southern Corp.	2,161	553,151
Old Dominion Freight Line, Inc.	938	152,237
RXO, Inc. (a)	1,672	26,284
Ryder System, Inc.	1,827	290,493
Saia, Inc. (a)	189	51,784
Schneider National, Inc. Class B	1,999	48,276
Uber Technologies, Inc. (a)	10,241	955,485
Union Pacific Corp.	4,215	969,787
Werner Enterprises, Inc.	2,636	72,121
XPO, Inc. (a)	814	102,800
		4,459,002
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	5,020	682,770
Align Technology, Inc. (a)	672	127,230
Artivion, Inc. (a)	189	5,878
Avanos Medical, Inc. (a)	1,271	15,557
Baxter International, Inc.	9,036	273,610
Becton Dickinson & Co.	2,002	344,845
Boston Scientific Corp. (a)	4,454	478,404
CONMED Corp.	222	11,562
Cooper Cos., Inc. (a)	1,131	80,482
Dentsply Sirona, Inc.	8,456	134,281
Dexcom, Inc. (a)	1,608	140,362
Edwards Lifesciences Corp. (a)	3,322	259,814
Embecta Corp.	2,474	23,973
Enovis Corp. (a)	1,230	38,573
Envista Holdings Corp. (a)	3,722	72,728

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
GE HealthCare Technologies, Inc.	3,192	$236,431
Glaukos Corp. (a)	58	5,991
Globus Medical, Inc. Class A (a)	643	37,950
Haemonetics Corp. (a)	299	22,308
Hologic, Inc. (a)	2,490	162,248
ICU Medical, Inc. (a)	343	45,328
IDEXX Laboratories, Inc. (a)	248	133,012
Inspire Medical Systems, Inc. (a)	85	11,030
Insulet Corp. (a)	191	60,008
Integer Holdings Corp. (a)	318	39,105
Integra LifeSciences Holdings Corp. (a)	989	12,135
Intuitive Surgical, Inc. (a)	833	452,661
Lantheus Holdings, Inc. (a) (b)	204	16,699
LeMaitre Vascular, Inc.	61	5,066
LivaNova PLC (a)	296	13,326
Masimo Corp. (a)	256	43,064
Medtronic PLC	14,229	1,240,342
Merit Medical Systems, Inc. (a)	300	28,044
Neogen Corp. (a)	4,264	20,382
Omnicell, Inc. (a)	799	23,491
Penumbra, Inc. (a)	82	21,044
QuidelOrtho Corp. (a)	2,671	76,978
ResMed, Inc.	721	186,018
Solventum Corp. (a)	2,986	226,458
STAAR Surgical Co. (a)	195	3,272
STERIS PLC	500	120,110
Stryker Corp.	1,422	562,586
Tandem Diabetes Care, Inc. (a)	196	3,653
Teleflex, Inc.	606	71,726
TransMedics Group, Inc. (a) (b)	78	10,453
UFP Technologies, Inc. (a)	43	10,499
Zimmer Biomet Holdings, Inc.	1,756	160,165
		6,751,652
HEALTH CARE PROVIDERS & SERVICES — 5.2%
Acadia Healthcare Co., Inc. (a)	2,006	45,516
AdaptHealth Corp. (a)	4,243	40,012
Addus HomeCare Corp. (a)	181	20,849
Amedisys, Inc. (a)	323	31,780
AMN Healthcare Services, Inc. (a)	1,626	33,609
Astrana Health, Inc. (a)	736	18,312
Cardinal Health, Inc.	10,273	1,725,864
Cencora, Inc.	7,402	2,219,490
Centene Corp. (a)	21,351	1,158,932
Chemed Corp.	48	23,373
Cigna Group	11,462	3,789,108
Concentra Group Holdings Parent, Inc.	4,597	94,560
CorVel Corp. (a)	196	20,145
CVS Health Corp.	54,278	3,744,096
DaVita, Inc. (a)	1,837	261,681
Elevance Health, Inc.	4,924	1,915,239
Encompass Health Corp.	705	86,454
Ensign Group, Inc.	356	54,917
HCA Healthcare, Inc.	3,093	1,184,928
HealthEquity, Inc. (a)	474	49,656
Security Description	Shares	Value
Henry Schein, Inc. (a)	2,209	$161,367
Hims & Hers Health, Inc. (a) (b)	574	28,614
Humana, Inc.	5,137	1,255,894
Labcorp Holdings, Inc.	1,096	287,711
McKesson Corp.	2,709	1,985,101
Molina Healthcare, Inc. (a)	983	292,836
National HealthCare Corp.	238	25,468
NeoGenomics, Inc. (a)	762	5,570
OmniAb, Inc. (a) (d)	38	—
Option Care Health, Inc. (a)	1,579	51,286
Owens & Minor, Inc. (a)	3,294	29,975
Pediatrix Medical Group, Inc. (a)	1,822	26,146
Premier, Inc. Class A	3,889	85,286
Privia Health Group, Inc. (a)	597	13,731
Progyny, Inc. (a)	285	6,270
Quest Diagnostics, Inc.	1,232	221,304
RadNet, Inc. (a)	350	19,919
Select Medical Holdings Corp.	4,446	67,490
Tenet Healthcare Corp. (a)	4,042	711,392
U.S. Physical Therapy, Inc.	82	6,412
UnitedHealth Group, Inc.	8,718	2,719,755
Universal Health Services, Inc. Class B	1,267	229,517
		24,749,565
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	3,324	241,422
CareTrust REIT, Inc.	1,091	33,385
Healthcare Realty Trust, Inc. REIT	7,659	121,472
Healthpeak Properties, Inc. REIT	9,206	161,197
LTC Properties, Inc. REIT	1,006	34,818
Medical Properties Trust, Inc. REIT (b)	26,031	112,194
Omega Healthcare Investors, Inc. REIT	3,710	135,971
Sabra Health Care REIT, Inc.	5,343	98,525
Universal Health Realty Income Trust REIT	425	16,987
Ventas, Inc. REIT	2,467	155,791
Welltower, Inc. REIT	2,987	459,191
		1,570,953
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a)	1,444	16,895
Doximity, Inc. Class A (a)	556	34,105
HealthStream, Inc.	393	10,874
Schrodinger, Inc. (a)	272	5,473
Simulations Plus, Inc.	91	1,588
		68,935
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	9,385	109,523
DiamondRock Hospitality Co. REIT	5,117	39,196
Host Hotels & Resorts, Inc. REIT	15,106	232,028
Park Hotels & Resorts, Inc. REIT	8,412	86,055
Pebblebrook Hotel Trust REIT	5,038	50,329

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Ryman Hospitality Properties, Inc. REIT	527	$51,999
Summit Hotel Properties, Inc. REIT	4,285	21,811
Sunstone Hotel Investors, Inc. REIT	2,997	26,014
Xenia Hotels & Resorts, Inc. REIT	2,414	30,344
		647,299
HOTELS, RESTAURANTS & LEISURE — 1.6%
Airbnb, Inc. Class A (a)	3,017	399,270
Aramark	4,695	196,580
BJ's Restaurants, Inc. (a)	245	10,927
Bloomin' Brands, Inc.	2,210	19,028
Booking Holdings, Inc.	77	445,771
Boyd Gaming Corp.	1,435	112,260
Brinker International, Inc. (a)	222	40,033
Caesars Entertainment, Inc. (a)	9,035	256,504
Carnival Corp. (a)	13,783	387,578
Cava Group, Inc. (a) (b)	194	16,341
Cheesecake Factory, Inc. (b)	814	51,005
Chipotle Mexican Grill, Inc. (a)	5,591	313,935
Choice Hotels International, Inc. (b)	201	25,503
Churchill Downs, Inc.	450	45,450
Cracker Barrel Old Country Store, Inc. (b)	909	55,522
Darden Restaurants, Inc.	1,110	241,947
Dave & Buster's Entertainment, Inc. (a)	1,307	39,315
Domino's Pizza, Inc.	173	77,954
DoorDash, Inc. Class A (a)	1,024	252,426
Expedia Group, Inc.	1,361	229,573
Golden Entertainment, Inc.	881	25,928
Hilton Grand Vacations, Inc. (a) (b)	2,644	109,805
Hilton Worldwide Holdings, Inc.	351	93,485
Hyatt Hotels Corp. Class A	925	129,176
Jack in the Box, Inc. (b)	799	13,951
Las Vegas Sands Corp.	6,191	269,370
Light & Wonder, Inc. (a) (b)	934	89,907
Marriott International, Inc. Class A	1,128	308,181
Marriott Vacations Worldwide Corp.	1,360	98,342
McDonald's Corp.	3,562	1,040,709
MGM Resorts International (a)	8,875	305,211
Monarch Casino & Resort, Inc.	183	15,818
Norwegian Cruise Line Holdings Ltd. (a)	6,213	126,000
Papa John's International, Inc.	707	34,601
Penn Entertainment, Inc. (a)	5,960	106,505
Planet Fitness, Inc. Class A (a)	228	24,863
Pursuit Attractions & Hospitality, Inc. (a)	296	8,534
Royal Caribbean Cruises Ltd.	1,232	385,788
Sabre Corp. (a)	5,073	16,031
Shake Shack, Inc. Class A (a)	222	31,213
Six Flags Entertainment Corp. (a)	819	24,922
Starbucks Corp.	6,410	587,348
Texas Roadhouse, Inc.	402	75,339
Travel & Leisure Co.	1,598	82,473
Vail Resorts, Inc. (b)	493	77,465
Security Description	Shares	Value
Wendy's Co.	3,701	$42,265
Wingstop, Inc.	28	9,429
Wyndham Hotels & Resorts, Inc.	226	18,353
Wynn Resorts Ltd.	977	91,516
Yum! Brands, Inc.	1,360	201,525
		7,660,975
HOUSEHOLD DURABLES — 1.0%
Cavco Industries, Inc. (a)	67	29,107
Century Communities, Inc.	1,163	65,500
Champion Homes, Inc. (a)	502	31,430
DR Horton, Inc.	6,132	790,537
Dream Finders Homes, Inc. Class A (a) (b)	1,169	29,377
Ethan Allen Interiors, Inc.	649	18,075
Garmin Ltd.	861	179,708
Green Brick Partners, Inc. (a)	746	46,908
Helen of Troy Ltd. (a)	973	27,614
Installed Building Products, Inc. (b)	257	46,342
KB Home	2,954	156,473
La-Z-Boy, Inc.	1,151	42,783
Leggett & Platt, Inc.	5,318	47,437
Lennar Corp. Class A	9,935	1,098,910
LGI Homes, Inc. (a)	886	45,647
M/I Homes, Inc. (a)	1,161	130,171
Meritage Homes Corp.	1,560	104,473
Mohawk Industries, Inc. (a)	2,230	233,793
Newell Brands, Inc.	16,771	90,563
NVR, Inc. (a)	25	184,642
PulteGroup, Inc.	3,580	377,547
Somnigroup International, Inc. (b)	1,054	71,725
Sonos, Inc. (a)	1,017	10,994
Taylor Morrison Home Corp. (a)	4,406	270,617
Toll Brothers, Inc.	2,162	246,749
TopBuild Corp. (a)	322	104,244
Tri Pointe Homes, Inc. (a)	3,981	127,193
Whirlpool Corp.	2,351	238,438
		4,846,997
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a)	294	10,343
Central Garden & Pet Co. Class A (a)	2,154	67,399
Church & Dwight Co., Inc.	1,288	123,790
Clorox Co.	899	107,943
Colgate-Palmolive Co.	2,344	213,070
Energizer Holdings, Inc.	1,423	28,688
Kimberly-Clark Corp.	2,930	377,735
Procter & Gamble Co.	6,786	1,081,145
WD-40 Co.	47	10,720
		2,020,833
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	30,238	318,104
Clearway Energy, Inc. Class A	608	18,398
Clearway Energy, Inc. Class C	1,468	46,976

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Ormat Technologies, Inc.	522	$43,722
Vistra Corp.	1,922	372,503
		799,703
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	4,789	729,077
Honeywell International, Inc.	3,671	854,903
		1,583,980
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	264	44,120
First Industrial Realty Trust, Inc. REIT	1,291	62,136
Innovative Industrial Properties, Inc. REIT	1,207	66,650
LXP Industrial Trust REIT	3,791	31,314
Prologis, Inc. REIT	6,464	679,496
Rexford Industrial Realty, Inc. REIT	2,994	106,496
STAG Industrial, Inc. REIT	2,204	79,961
Terreno Realty Corp. REIT	698	39,137
		1,109,310
INSURANCE — 3.9%
Aflac, Inc.	6,511	686,650
Allstate Corp.	4,693	944,748
American Financial Group, Inc.	1,557	196,509
American International Group, Inc.	12,559	1,074,925
AMERISAFE, Inc.	298	13,031
Aon PLC Class A	658	234,748
Arch Capital Group Ltd.	6,641	604,663
Arthur J Gallagher & Co.	588	188,231
Assurant, Inc.	925	182,678
Assured Guaranty Ltd.	1,031	89,800
Brighthouse Financial, Inc. (a)	2,554	137,329
Brown & Brown, Inc.	1,165	129,163
Chubb Ltd.	4,908	1,421,946
Cincinnati Financial Corp.	2,767	412,062
CNO Financial Group, Inc.	2,198	84,799
Employers Holdings, Inc.	599	28,261
Erie Indemnity Co. Class A	190	65,890
Everest Group Ltd.	1,824	619,886
Fidelity National Financial, Inc.	11,054	619,687
First American Financial Corp.	2,409	147,888
Genworth Financial, Inc. (a)	17,440	135,683
Globe Life, Inc.	1,099	136,595
Goosehead Insurance, Inc. Class A	36	3,798
Hanover Insurance Group, Inc.	649	110,246
Hartford Insurance Group, Inc.	5,155	654,015
HCI Group, Inc.	168	25,570
Horace Mann Educators Corp.	1,067	45,849
Kemper Corp.	1,046	67,509
Kinsale Capital Group, Inc.	87	42,099
Lincoln National Corp.	7,245	250,677
Loews Corp.	7,513	688,642
Marsh & McLennan Cos., Inc.	2,412	527,360
Mercury General Corp.	1,048	70,572
MetLife, Inc.	24,195	1,945,762
Security Description	Shares	Value
Old Republic International Corp.	4,955	$190,470
Palomar Holdings, Inc. (a)	194	29,924
Primerica, Inc.	305	83,469
Principal Financial Group, Inc.	8,952	711,057
ProAssurance Corp. (a)	677	15,456
Progressive Corp.	1,698	453,128
Prudential Financial, Inc.	15,189	1,631,906
Reinsurance Group of America, Inc.	2,799	555,210
RenaissanceRe Holdings Ltd.	1,061	257,717
RLI Corp.	792	57,198
Ryan Specialty Holdings, Inc.	442	30,052
Safety Insurance Group, Inc.	295	23,420
Selective Insurance Group, Inc.	1,073	92,975
SiriusPoint Ltd. (a)	3,789	77,258
Stewart Information Services Corp.	482	31,378
Travelers Cos., Inc.	4,013	1,073,638
Trupanion, Inc. (a) (b)	225	12,454
United Fire Group, Inc.	1,037	29,762
Unum Group	3,547	286,456
W.R. Berkley Corp.	3,991	293,219
Willis Towers Watson PLC	560	171,640
		18,695,058
INTERACTIVE MEDIA & SERVICES — 3.4%
Alphabet, Inc. Class A	16,997	2,995,381
Alphabet, Inc. Class C	36,522	6,478,638
Cargurus, Inc. (a)	1,025	34,307
Cars.com, Inc. (a)	1,019	12,075
IAC, Inc. (a)	3,011	112,431
Match Group, Inc.	1,969	60,822
Meta Platforms, Inc. Class A	9,047	6,677,500
QuinStreet, Inc. (a)	446	7,181
Shutterstock, Inc.	1,021	19,358
TripAdvisor, Inc. (a)	1,400	18,270
Yelp, Inc. (a)	834	28,581
Ziff Davis, Inc. (a)	1,815	54,940
ZoomInfo Technologies, Inc. (a)	3,566	36,088
		16,535,572
IT SERVICES — 0.9%
Accenture PLC Class A	3,526	1,053,886
Akamai Technologies, Inc. (a)	1,671	133,279
ASGN, Inc. (a)	957	47,783
Cognizant Technology Solutions Corp. Class A	5,489	428,307
DigitalOcean Holdings, Inc. (a)	447	12,767
DXC Technology Co. (a)	7,301	111,632
EPAM Systems, Inc. (a)	501	88,587
Gartner, Inc. (a)	382	154,412
GoDaddy, Inc. Class A (a)	705	126,942
Grid Dynamics Holdings, Inc. (a)	344	3,973
International Business Machines Corp.	6,538	1,927,272
Kyndryl Holdings, Inc. (a)	4,125	173,085
VeriSign, Inc.	404	116,675
		4,378,600

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Acushnet Holdings Corp. (b)	587	$42,745
Brunswick Corp.	2,804	154,893
Mattel, Inc. (a)	4,436	87,478
Polaris, Inc. (b)	2,231	90,690
Sturm Ruger & Co., Inc.	289	10,375
Topgolf Callaway Brands Corp. (a)	6,019	48,453
YETI Holdings, Inc. (a)	944	29,755
		464,389
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	1,922	141,882
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	1,423	167,928
Avantor, Inc. (a)	8,960	120,602
Azenta, Inc. (a)	988	30,411
BioLife Solutions, Inc. (a)	177	3,813
Bio-Rad Laboratories, Inc. Class A (a)	816	196,917
Bio-Techne Corp.	658	33,854
Bruker Corp.	978	40,294
Charles River Laboratories International, Inc. (a)	564	85,576
Cytek Biosciences, Inc. (a)	1,141	3,879
Danaher Corp.	3,602	711,539
Fortrea Holdings, Inc. (a)	3,812	18,831
Illumina, Inc. (a)	1,099	104,856
IQVIA Holdings, Inc. (a)	1,477	232,760
Medpace Holdings, Inc. (a)	146	45,824
Mesa Laboratories, Inc.	50	4,711
Mettler-Toledo International, Inc. (a)	98	115,122
Repligen Corp. (a)	213	26,493
Revvity, Inc.	902	87,241
Sotera Health Co. (a)	1,345	14,956
Thermo Fisher Scientific, Inc.	1,907	773,212
Waters Corp. (a)	289	100,873
West Pharmaceutical Services, Inc.	350	76,580
		2,996,272
MACHINERY — 2.1%
AGCO Corp.	2,640	272,342
Alamo Group, Inc.	142	31,010
Albany International Corp. Class A	294	20,618
Astec Industries, Inc.	293	12,215
Caterpillar, Inc.	4,550	1,766,356
Chart Industries, Inc. (a)	405	66,683
CNH Industrial NV	37,185	481,918
Crane Co.	465	88,299
Cummins, Inc.	1,524	499,110
Deere & Co.	2,417	1,229,020
Donaldson Co., Inc.	832	57,699
Dover Corp.	1,304	238,932
Enerpac Tool Group Corp.	234	9,491
Enpro, Inc.	216	41,375
Esab Corp.	317	38,214
ESCO Technologies, Inc.	128	24,559
Federal Signal Corp.	304	32,352
Security Description	Shares	Value
Flowserve Corp.	1,320	$69,102
Fortive Corp.	2,385	124,330
Franklin Electric Co., Inc.	308	27,640
Gates Industrial Corp. PLC (a)	4,022	92,627
Graco, Inc.	836	71,871
Greenbrier Cos., Inc.	1,279	58,898
Hillenbrand, Inc.	2,995	60,110
IDEX Corp.	527	92,525
Illinois Tool Works, Inc.	1,857	459,143
Ingersoll Rand, Inc.	1,976	164,364
ITT, Inc.	472	74,024
JBT Marel Corp.	231	27,780
Kadant, Inc.	55	17,460
Kennametal, Inc.	3,288	75,493
Lincoln Electric Holdings, Inc.	279	57,842
Lindsay Corp.	90	12,983
Middleby Corp. (a)	592	85,248
Mueller Industries, Inc.	1,003	79,708
Mueller Water Products, Inc. Class A	1,210	29,088
Nordson Corp.	384	82,318
Oshkosh Corp.	1,410	160,091
Otis Worldwide Corp.	1,974	195,466
PACCAR, Inc.	9,281	882,252
Parker-Hannifin Corp.	641	447,719
Pentair PLC	987	101,325
Proto Labs, Inc. (a)	326	13,053
RBC Bearings, Inc. (a)	181	69,649
Snap-on, Inc.	466	145,010
SPX Technologies, Inc. (a)	170	28,506
Standex International Corp.	53	8,293
Stanley Black & Decker, Inc.	3,326	225,337
Tennant Co.	155	12,009
Terex Corp.	2,820	131,666
Timken Co.	1,384	100,409
Titan International, Inc. (a)	2,696	27,688
Toro Co.	893	63,117
Trinity Industries, Inc.	1,774	47,916
Watts Water Technologies, Inc. Class A	180	44,260
Westinghouse Air Brake Technologies Corp.	974	203,907
Worthington Enterprises, Inc.	1,390	88,460
Xylem, Inc.	1,879	243,067
		9,911,947
MARINE — 0.0% *
Kirby Corp. (a)	777	88,119
Matson, Inc.	719	80,061
		168,180
MEDIA — 2.0%
Cable One, Inc.	195	26,483
Charter Communications, Inc. Class A (a)	4,098	1,675,303
Comcast Corp. Class A	159,797	5,703,155
DoubleVerify Holdings, Inc. (a)	1,556	23,293

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
EchoStar Corp. Class A (a)	5,758	$159,497
Fox Corp. Class A	3,849	215,698
Fox Corp. Class B	2,331	120,349
Interpublic Group of Cos., Inc.	8,044	196,917
John Wiley & Sons, Inc. Class A	891	39,765
New York Times Co. Class A	1,258	70,423
News Corp. Class A	4,986	148,184
News Corp. Class B	1,503	51,568
Nexstar Media Group, Inc.	1,241	214,631
Omnicom Group, Inc.	3,479	250,279
Paramount Global Class B	25,579	329,969
Scholastic Corp.	1,015	21,295
TechTarget, Inc. (a)	227	1,764
TEGNA, Inc.	6,683	112,007
Thryv Holdings, Inc. (a)	1,717	20,879
		9,381,459
METALS & MINING — 0.9%
Alcoa Corp.	3,404	100,452
Alpha Metallurgical Resources, Inc. (a)	467	52,528
Carpenter Technology Corp.	208	57,487
Century Aluminum Co. (a)	2,212	39,860
Cleveland-Cliffs, Inc. (a)	20,595	156,522
Commercial Metals Co.	4,829	236,186
Freeport-McMoRan, Inc.	15,948	691,346
Kaiser Aluminum Corp.	681	54,412
Materion Corp.	196	15,557
Metallus, Inc. (a)	905	13,946
MP Materials Corp. (a) (b)	688	22,890
Newmont Corp.	12,637	736,232
Nucor Corp.	9,987	1,293,716
Reliance, Inc.	960	301,344
Royal Gold, Inc.	330	58,687
Steel Dynamics, Inc.	3,056	391,199
SunCoke Energy, Inc.	3,660	31,439
Warrior Met Coal, Inc.	2,233	102,338
Worthington Steel, Inc.	1,331	39,704
		4,395,845
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Annaly Capital Management, Inc. REIT	12,493	235,118
Apollo Commercial Real Estate Finance, Inc. REIT	5,216	50,491
Arbor Realty Trust, Inc. REIT	7,526	80,528
ARMOUR Residential REIT, Inc.	3,106	52,212
Blackstone Mortgage Trust, Inc. Class A REIT	6,907	132,960
Ellington Financial, Inc. REIT (b)	1,252	16,264
Franklin BSP Realty Trust, Inc. REIT	1,468	15,693
KKR Real Estate Finance Trust, Inc. REIT	1,991	17,461
New York Mortgage Trust, Inc. REIT	4,206	28,180
PennyMac Mortgage Investment Trust REIT	4,188	53,858
Security Description	Shares	Value
Ready Capital Corp. REIT (b)	7,111	$31,075
Redwood Trust, Inc. REIT	5,441	32,156
Two Harbors Investment Corp. REIT	4,429	47,700
Starwood Property Trust, Inc. REIT (b)	13,629	273,534
		1,067,230
MULTI-UTILITIES — 1.0%
Ameren Corp.	2,995	287,640
Avista Corp.	1,781	67,589
Black Hills Corp.	1,545	86,675
CenterPoint Energy, Inc.	7,232	265,704
CMS Energy Corp.	3,312	229,455
Consolidated Edison, Inc.	4,782	479,874
Dominion Energy, Inc.	15,229	860,743
DTE Energy Co.	2,728	361,351
NiSource, Inc.	5,216	210,413
Northwestern Energy Group, Inc.	1,438	73,769
Public Service Enterprise Group, Inc.	5,527	465,263
Sempra	11,646	882,417
Unitil Corp.	341	17,783
WEC Energy Group, Inc.	3,524	367,201
		4,655,877
OFFICE REITs — 0.2%
Brandywine Realty Trust REIT	8,446	36,233
BXP, Inc. REIT	3,324	224,270
COPT Defense Properties REIT	1,495	41,232
Cousins Properties, Inc. REIT	2,998	90,030
Douglas Emmett, Inc. REIT	3,623	54,490
Easterly Government Properties, Inc. REIT	1,664	36,941
Highwoods Properties, Inc. REIT	2,321	72,160
JBG SMITH Properties REIT (b)	3,475	60,117
Kilroy Realty Corp. REIT (b)	4,305	147,705
SL Green Realty Corp. REIT	943	58,372
Vornado Realty Trust REIT	2,188	83,669
		905,219
OIL, GAS & CONSUMABLE FUELS — 7.0%
Antero Midstream Corp.	7,237	137,141
Antero Resources Corp. (a)	3,844	154,836
APA Corp.	15,735	287,793
California Resources Corp.	3,030	138,380
Chevron Corp.	35,393	5,067,924
Chord Energy Corp.	2,596	251,423
Civitas Resources, Inc.	3,717	102,292
CNX Resources Corp. (a)	3,217	108,349
Comstock Resources, Inc. (a)	4,015	111,095
ConocoPhillips	27,568	2,473,952
Coterra Energy, Inc.	16,633	422,146
Crescent Energy Co. Class A	7,777	66,882
CVR Energy, Inc.	1,284	34,475
Devon Energy Corp.	27,941	888,803
Diamondback Energy, Inc.	7,950	1,092,330
Dorian LPG Ltd.	1,417	34,547

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
DT Midstream, Inc.	1,130	$124,198
EOG Resources, Inc.	9,746	1,165,719
EQT Corp.	5,265	307,055
Expand Energy Corp.	2,766	323,456
Exxon Mobil Corp.	76,965	8,296,827
Hess Corp.	2,638	365,469
HF Sinclair Corp.	6,681	274,456
International Seaways, Inc.	1,717	62,636
Kinder Morgan, Inc.	34,216	1,005,950
Magnolia Oil & Gas Corp. Class A	3,387	76,140
Marathon Petroleum Corp.	13,182	2,189,662
Matador Resources Co.	4,938	235,641
Murphy Oil Corp. (b)	5,807	130,658
Northern Oil & Gas, Inc. (b)	4,178	118,446
Occidental Petroleum Corp.	30,403	1,277,230
ONEOK, Inc.	4,322	352,805
Ovintiv, Inc.	11,069	421,176
Par Pacific Holdings, Inc. (a)	2,406	63,831
PBF Energy, Inc. Class A	3,981	86,268
Peabody Energy Corp.	5,278	70,831
Permian Resources Corp.	13,812	188,119
Phillips 66 Co.	17,573	2,096,459
Range Resources Corp.	2,681	109,036
REX American Resources Corp. (a)	662	32,246
SM Energy Co.	4,873	120,412
Talos Energy, Inc. (a)	5,761	48,853
Targa Resources Corp.	1,685	293,325
Texas Pacific Land Corp.	26	27,466
Valero Energy Corp.	13,466	1,810,100
Viper Energy, Inc.	1,459	55,632
Vital Energy, Inc. (a) (b)	1,159	18,648
Williams Cos., Inc.	8,500	533,885
World Kinect Corp.	2,424	68,720
Core Natural Resources, Inc.	903	62,975
		33,786,698
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	819	70,426
Sylvamo Corp.	1,453	72,795
		143,221
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	329	19,059
Coty, Inc. Class A (a)	15,584	72,465
Edgewell Personal Care Co.	2,049	47,967
elf Beauty, Inc. (a)	279	34,719
Estee Lauder Cos., Inc. Class A	5,055	408,444
Interparfums, Inc.	186	24,424
Kenvue, Inc.	41,415	866,816
USANA Health Sciences, Inc. (a)	294	8,976
		1,482,870
PHARMACEUTICALS — 2.5%
Amphastar Pharmaceuticals, Inc. (a)	807	18,529
ANI Pharmaceuticals, Inc. (a)	109	7,112
Bristol-Myers Squibb Co.	22,513	1,042,127
Collegium Pharmaceutical, Inc. (a)	314	9,285
Security Description	Shares	Value
Corcept Therapeutics, Inc. (a)	220	$16,148
Eli Lilly & Co.	1,181	920,625
Harmony Biosciences Holdings, Inc. (a)	557	17,601
Innoviva, Inc. (a)	1,204	24,188
Jazz Pharmaceuticals PLC (a)	935	99,222
Johnson & Johnson	21,354	3,261,823
Ligand Pharmaceuticals, Inc. (a)	110	12,505
Merck & Co., Inc.	28,076	2,222,496
Organon & Co.	10,216	98,891
Pacira BioSciences, Inc. (a)	814	19,455
Perrigo Co. PLC	5,800	154,976
Pfizer, Inc.	123,894	3,003,191
Phibro Animal Health Corp. Class A	924	23,599
Prestige Consumer Healthcare, Inc. (a)	506	40,404
Supernus Pharmaceuticals, Inc. (a)	652	20,551
Viatris, Inc.	50,775	453,421
Zoetis, Inc.	1,845	287,728
		11,753,877
PROFESSIONAL SERVICES — 0.7%
Amentum Holdings, Inc. (a)	6,188	146,099
Automatic Data Processing, Inc.	1,995	615,258
Broadridge Financial Solutions, Inc.	570	138,527
CACI International, Inc. Class A (a)	301	143,487
Concentrix Corp. (b)	1,903	100,583
CSG Systems International, Inc.	301	19,658
Dayforce, Inc. (a)	778	43,093
Equifax, Inc.	512	132,797
ExlService Holdings, Inc. (a)	907	39,718
Exponent, Inc.	183	13,672
FTI Consulting, Inc. (a)	254	41,021
Genpact Ltd.	1,422	62,582
Heidrick & Struggles International, Inc.	574	26,266
Insperity, Inc.	763	45,872
Jacobs Solutions, Inc.	1,354	177,983
KBR, Inc.	1,479	70,903
Korn Ferry	706	51,771
Leidos Holdings, Inc.	1,457	229,856
ManpowerGroup, Inc.	1,960	79,184
Maximus, Inc.	1,224	85,925
NV5 Global, Inc. (a)	741	17,110
Parsons Corp. (a)	1,988	142,679
Paychex, Inc.	2,472	359,577
Paycom Software, Inc.	232	53,685
Paylocity Holding Corp. (a)	188	34,064
Robert Half, Inc.	2,173	89,202
Science Applications International Corp.	860	96,845
Verisk Analytics, Inc.	219	68,218
Verra Mobility Corp. (a)	791	20,083
		3,145,718
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	2,812	394,017

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
CoStar Group, Inc. (a)	1,741	$139,976
Cushman & Wakefield PLC (a)	9,665	106,992
eXp World Holdings, Inc. (b)	3,055	27,800
Jones Lang LaSalle, Inc. (a)	1,024	261,919
Kennedy-Wilson Holdings, Inc.	4,737	32,212
Marcus & Millichap, Inc.	602	18,487
St. Joe Co.	308	14,692
		996,095
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	3,519	126,930
AvalonBay Communities, Inc. REIT	1,253	254,986
Camden Property Trust REIT	944	106,379
Centerspace REIT	294	17,696
Elme Communities REIT	1,727	27,459
Equity LifeStyle Properties, Inc. REIT	1,046	64,507
Equity Residential REIT	4,496	303,435
Essex Property Trust, Inc. REIT	451	127,813
Independence Realty Trust, Inc. REIT	2,089	36,955
Invitation Homes, Inc. REIT	5,036	165,181
Mid-America Apartment Communities, Inc. REIT	1,203	178,056
NexPoint Residential Trust, Inc. REIT	398	13,261
UDR, Inc. REIT	3,070	125,348
Veris Residential, Inc. REIT	722	10,751
		1,558,757
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	1,809	33,593
Agree Realty Corp. REIT (b)	947	69,188
Brixmor Property Group, Inc. REIT	3,400	88,536
Curbline Properties Corp. REIT	273	6,233
Federal Realty Investment Trust REIT	585	55,569
Getty Realty Corp. REIT	924	25,539
Kimco Realty Corp. REIT	7,537	158,428
Kite Realty Group Trust REIT	2,900	65,685
Macerich Co. REIT	2,757	44,608
NNN REIT, Inc.	2,666	115,118
Phillips Edison & Co., Inc. REIT	1,209	42,351
Realty Income Corp. REIT	11,987	690,571
Regency Centers Corp. REIT	2,169	154,498
Saul Centers, Inc. REIT	550	18,777
Simon Property Group, Inc. REIT	1,730	278,115
SITE Centers Corp. REIT	2,007	22,699
Tanger, Inc. REIT	932	28,501
Urban Edge Properties REIT	1,728	32,244
Whitestone REIT	770	9,610
		1,939,863
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Advanced Micro Devices, Inc. (a)	8,058	1,143,430
Allegro MicroSystems, Inc. (a)	384	13,129
Security Description	Shares	Value
Alpha & Omega Semiconductor Ltd. (a)	1,226	$31,459
Amkor Technology, Inc.	4,640	97,394
Analog Devices, Inc.	2,822	671,692
Applied Materials, Inc.	4,579	838,277
Axcelis Technologies, Inc. (a)	704	49,062
Broadcom, Inc.	11,135	3,069,363
CEVA, Inc. (a)	299	6,572
Cirrus Logic, Inc. (a)	524	54,630
Cohu, Inc. (a)	1,007	19,375
Diodes, Inc. (a)	1,001	52,943
Enphase Energy, Inc. (a)	747	29,619
Entegris, Inc.	752	60,649
First Solar, Inc. (a)	1,191	197,158
FormFactor, Inc. (a)	587	20,199
Ichor Holdings Ltd. (a)	258	5,067
Impinj, Inc. (a)	69	7,664
Intel Corp.	95,056	2,129,254
KLA Corp.	406	363,670
Kulicke & Soffa Industries, Inc.	948	32,801
Lam Research Corp.	6,391	622,100
Lattice Semiconductor Corp. (a)	567	27,777
MACOM Technology Solutions Holdings, Inc. (a)	323	46,283
MaxLinear, Inc. (a)	1,014	14,409
Microchip Technology, Inc.	5,969	420,038
Micron Technology, Inc.	10,740	1,323,705
MKS, Inc.	891	88,530
Monolithic Power Systems, Inc.	150	109,707
NVIDIA Corp.	19,689	3,110,665
NXP Semiconductors NV	2,425	529,838
ON Semiconductor Corp. (a)	7,461	391,031
Onto Innovation, Inc. (a)	277	27,958
PDF Solutions, Inc. (a)	172	3,677
Penguin Solutions, Inc. (a)	708	14,025
Photronics, Inc. (a)	1,184	22,295
Power Integrations, Inc.	224	12,522
Qorvo, Inc. (a)	1,230	104,439
QUALCOMM, Inc.	10,534	1,677,645
Rambus, Inc. (a)	404	25,864
Semtech Corp. (a)	583	26,317
Silicon Laboratories, Inc. (a)	228	33,598
SiTime Corp. (a)	67	14,276
Skyworks Solutions, Inc.	3,272	243,829
SolarEdge Technologies, Inc. (a) (b)	2,466	50,306
Synaptics, Inc. (a)	351	22,752
Teradyne, Inc.	468	42,083
Texas Instruments, Inc.	5,139	1,066,959
Ultra Clean Holdings, Inc. (a)	1,920	43,334
Universal Display Corp.	163	25,177
Veeco Instruments, Inc. (a)	421	8,555
		19,043,101
SOFTWARE — 4.0%
A10 Networks, Inc.	430	8,321
ACI Worldwide, Inc. (a)	587	26,949
Adeia, Inc.	1,989	28,124

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Adobe, Inc. (a)	2,169	$839,143
Agilysys, Inc. (a)	27	3,095
Alarm.com Holdings, Inc. (a)	257	14,538
ANSYS, Inc. (a)	432	151,727
Appfolio, Inc. Class A (a)	91	20,955
Autodesk, Inc. (a)	654	202,459
Bill Holdings, Inc. (a)	1,039	48,064
Blackbaud, Inc. (a)	197	12,649
BlackLine, Inc. (a)	193	10,928
Box, Inc. Class A (a)	568	19,409
Cadence Design Systems, Inc. (a)	645	198,757
Cleanspark, Inc. (a) (b)	2,653	29,263
Clear Secure, Inc. Class A	529	14,685
Commvault Systems, Inc. (a)	170	29,636
Crowdstrike Holdings, Inc. Class A (a)	358	182,333
Docusign, Inc. (a)	1,005	78,279
Dolby Laboratories, Inc. Class A	803	59,631
Dropbox, Inc. Class A (a)	2,230	63,778
Dynatrace, Inc. (a)	1,326	73,208
Fair Isaac Corp. (a)	35	63,979
Fortinet, Inc. (a)	1,925	203,511
Gen Digital, Inc.	4,784	140,650
Guidewire Software, Inc. (a)	117	27,548
InterDigital, Inc. (b)	134	30,047
Intuit, Inc.	426	335,530
LiveRamp Holdings, Inc. (a)	649	21,443
Manhattan Associates, Inc. (a)	188	37,124
MARA Holdings, Inc. (a)	2,995	46,962
Microsoft Corp.	20,284	10,089,464
N-able, Inc. (a)	3,002	24,316
NCR Voyix Corp. (a)	5,382	63,131
Oracle Corp.	11,441	2,501,346
Palantir Technologies, Inc. Class A (a)	3,169	431,998
Palo Alto Networks, Inc. (a)	1,541	315,350
Progress Software Corp.	294	18,769
PTC, Inc. (a)	586	100,991
Qualys, Inc. (a)	216	30,860
Roper Technologies, Inc.	524	297,024
Salesforce, Inc.	3,985	1,086,670
ServiceNow, Inc. (a)	484	497,591
Sprinklr, Inc. Class A (a)	1,473	12,462
SPS Commerce, Inc. (a)	161	21,910
Synopsys, Inc. (a)	644	330,166
Teradata Corp. (a)	923	20,592
Tyler Technologies, Inc. (a)	131	77,662
Workday, Inc. Class A (a)	1,047	251,280
		19,194,307
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	2,321	512,987
Crown Castle, Inc. REIT	4,819	495,056
CubeSmart REIT	2,510	106,675
Digital Realty Trust, Inc. REIT	1,783	310,830
EPR Properties REIT	836	48,705
Equinix, Inc. REIT	478	380,235
Security Description	Shares	Value
Extra Space Storage, Inc. REIT	2,018	$297,534
Four Corners Property Trust, Inc. REIT	1,148	30,893
Gaming & Leisure Properties, Inc. REIT	3,604	168,235
Iron Mountain, Inc. REIT	1,463	150,060
Lamar Advertising Co. Class A REIT	954	115,777
Millrose Properties, Inc. REIT	2,593	73,926
National Storage Affiliates Trust REIT	1,514	48,433
Outfront Media, Inc. REIT	2,832	46,218
PotlatchDeltic Corp. REIT	1,546	59,320
Public Storage REIT	782	229,455
Rayonier, Inc. REIT	1,680	37,262
Safehold, Inc. REIT	1,780	27,697
SBA Communications Corp. REIT	526	123,526
Uniti Group, Inc. REIT (a)	4,186	18,084
VICI Properties, Inc. REIT	18,664	608,446
Weyerhaeuser Co. REIT	9,572	245,905
		4,135,259
SPECIALTY RETAIL — 2.2%
Abercrombie & Fitch Co. Class A (a)	667	55,261
Academy Sports & Outdoors, Inc.	2,954	132,369
Advance Auto Parts, Inc. (b)	2,356	109,530
American Eagle Outfitters, Inc.	7,438	71,554
Asbury Automotive Group, Inc. (a)	806	192,263
AutoNation, Inc. (a)	1,092	216,926
AutoZone, Inc. (a)	84	311,827
Bath & Body Works, Inc.	4,682	140,273
Best Buy Co., Inc.	8,273	555,366
Boot Barn Holdings, Inc. (a)	254	38,608
Buckle, Inc.	1,271	57,640
Burlington Stores, Inc. (a)	461	107,247
Caleres, Inc.	761	9,299
CarMax, Inc. (a)	3,319	223,070
Chewy, Inc. Class A (a)	3,935	167,710
Dick's Sporting Goods, Inc.	1,251	247,460
Five Below, Inc. (a)	725	95,106
Floor & Decor Holdings, Inc. Class A (a)	748	56,818
Foot Locker, Inc. (a)	3,481	85,285
GameStop Corp. Class A (a)	1,993	48,609
Gap, Inc.	9,027	196,879
Group 1 Automotive, Inc.	550	240,191
Guess?, Inc. (b)	1,189	14,375
Home Depot, Inc.	6,992	2,563,547
Lithia Motors, Inc.	1,138	384,439
Lowe's Cos., Inc.	5,385	1,194,770
MarineMax, Inc. (a)	592	14,883
Monro, Inc.	1,206	17,981
Murphy USA, Inc.	316	128,549
National Vision Holdings, Inc. (a)	3,344	76,945
O'Reilly Automotive, Inc. (a)	4,307	388,190
Penske Automotive Group, Inc.	774	132,981
RH (a) (b)	169	31,943
Ross Stores, Inc.	2,298	293,179

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Sally Beauty Holdings, Inc. (a)	4,132	$38,262
Shoe Carnival, Inc. (b)	939	17,569
Signet Jewelers Ltd. (b)	1,845	146,770
Sonic Automotive, Inc. Class A	587	46,919
TJX Cos., Inc.	5,588	690,062
Tractor Supply Co.	3,073	162,162
Ulta Beauty, Inc. (a)	514	240,459
Upbound Group, Inc.	1,993	50,024
Urban Outfitters, Inc. (a)	2,285	165,754
Valvoline, Inc. (a)	1,222	46,277
Victoria's Secret & Co. (a) (b)	3,075	56,949
Williams-Sonoma, Inc.	853	139,355
		10,401,635
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Apple, Inc.	35,295	7,241,475
Corsair Gaming, Inc. (a)	1,016	9,581
Dell Technologies, Inc. Class C	12,854	1,575,900
Hewlett Packard Enterprise Co.	55,864	1,142,419
HP, Inc.	39,891	975,734
NetApp, Inc.	1,940	206,707
Pure Storage, Inc. Class A (a)	1,518	87,407
Sandisk Corp. (a)	5,709	258,903
Seagate Technology Holdings PLC	2,039	294,289
Super Micro Computer, Inc. (a) (b)	4,795	235,003
Western Digital Corp.	4,572	292,562
Xerox Holdings Corp. (b)	4,536	23,905
		12,343,885
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	5,014	88,748
Carter's, Inc.	1,531	46,129
Columbia Sportswear Co.	1,357	82,886
Crocs, Inc. (a)	993	100,571
Deckers Outdoor Corp. (a)	851	87,713
G-III Apparel Group Ltd. (a)	1,807	40,477
Hanesbrands, Inc. (a)	7,633	34,959
Kontoor Brands, Inc.	793	52,314
Lululemon Athletica, Inc. (a)	780	185,312
NIKE, Inc. Class B	10,427	740,734
Oxford Industries, Inc.	634	25,518
PVH Corp.	2,059	141,247
Ralph Lauren Corp.	524	143,723
Skechers USA, Inc. Class A (a)	2,838	179,078
Steven Madden Ltd.	1,556	37,313
Tapestry, Inc.	1,823	160,078
Under Armour, Inc. Class A (a)	7,538	51,485
Under Armour, Inc. Class C (a)	5,226	33,917
VF Corp.	14,102	165,698
Wolverine World Wide, Inc.	1,766	31,929
		2,429,829
TOBACCO — 0.6%
Altria Group, Inc.	22,308	1,307,918
Philip Morris International, Inc.	8,855	1,612,761
Security Description	Shares	Value
Universal Corp.	1,013	$58,997
		2,979,676
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Air Lease Corp.	4,411	257,999
Applied Industrial Technologies, Inc.	272	63,226
Boise Cascade Co.	1,639	142,298
Core & Main, Inc. Class A (a)	1,682	101,509
DNOW, Inc. (a)	2,162	32,062
DXP Enterprises, Inc. (a)	296	25,944
Fastenal Co.	5,615	235,830
GATX Corp.	484	74,323
GMS, Inc. (a)	834	90,698
MSC Industrial Direct Co., Inc. Class A	967	82,214
Rush Enterprises, Inc. Class A	2,656	136,811
United Rentals, Inc.	614	462,588
Watsco, Inc.	243	107,314
WESCO International, Inc.	1,894	350,769
WW Grainger, Inc.	227	236,134
		2,399,719
WATER UTILITIES — 0.1%
American States Water Co.	294	22,538
American Water Works Co., Inc.	1,354	188,355
California Water Service Group	781	35,520
Essential Utilities, Inc.	3,288	122,116
H2O America	444	23,075
Middlesex Water Co.	182	9,861
		401,465
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Gogo, Inc. (a)	559	8,206
Telephone & Data Systems, Inc.	3,974	141,395
T-Mobile U.S., Inc.	8,544	2,035,694
		2,185,295
TOTAL COMMON STOCKS (Cost $422,547,150)		479,633,285
WARRANTS — 0.0% *
ENERGY EQUIPMENT & SERVICES — 0.0% *
Nabors Industries Ltd. (expiring 06/11/26) (a) (Cost $0)	62	41
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	266,668	266,668

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (g)	1,991,352	$1,991,352
TOTAL SHORT-TERM INVESTMENTS (Cost $2,258,020)		2,258,020
TOTAL INVESTMENTS — 100.3% (Cost $424,805,170)		481,891,346
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,615,243)
NET ASSETS — 100.0%		$480,276,103
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$479,633,285	$—	$0(a)	$479,633,285
Warrants	41	—	—	41
Short-Term Investments	2,258,020	—	—	2,258,020
TOTAL INVESTMENTS	$481,891,346	$—	$0	$481,891,346
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	5,778	$427,572	$186,485	$229,264	$(1,779)	$159,426	5,101	$542,440	$17,656
State Street Institutional Liquid Reserves Fund, Premier Class	674,640	674,843	1,543,483	2,218,326	59	(59)	—	—	4,144
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	13,617,514	13,350,846	—	—	266,668	266,668	22,594
State Street Navigator Securities Lending Portfolio II	1,228,745	1,228,745	27,326,337	26,563,730	—	—	1,991,352	1,991,352	6,354
Total		$2,331,160	$42,673,819	$42,362,166	$(1,720)	$159,367		$2,800,460	$50,748
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 2.1%
Tesla, Inc. (a)	7,955	$2,526,985
BUILDING PRODUCTS — 2.1%
Gibraltar Industries, Inc. (a)	44,152	2,604,968
CONSTRUCTION & ENGINEERING — 7.1%
Ameresco, Inc. Class A (a)	173,770	2,639,566
Arcosa, Inc.	39,861	3,456,347
Valmont Industries, Inc.	8,062	2,632,808
		8,728,721
DIVERSIFIED CONSUMER SERVICES — 2.2%
ADT, Inc.	317,572	2,689,835
ELECTRIC UTILITIES — 14.7%
ALLETE, Inc.	54,592	3,497,709
Centrais Eletricas Brasileiras SA ADR	382,737	2,843,736
Cia Energetica de Minas Gerais ADR	1,173,500	2,300,060
Cia Paranaense de Energia - Copel ADR	60,901	556,026
Constellation Energy Corp.	12,168	3,927,344
Enel Chile SA ADR	276,426	1,003,426
Genie Energy Ltd. Class B	17,800	478,464
NextEra Energy, Inc.	48,654	3,377,561
		17,984,326
ELECTRICAL EQUIPMENT — 31.7%
American Superconductor Corp. (a)	87,994	3,228,500
Array Technologies, Inc. (a) (b)	457,415	2,698,748
Ballard Power Systems, Inc. (a) (b)	1,921,368	3,054,975
Bloom Energy Corp. Class A (a) (b)	157,742	3,773,189
Eos Energy Enterprises, Inc. (a) (b)	886,325	4,537,984
Fluence Energy, Inc. (a) (b)	527,026	3,536,344
GE Vernova, Inc.	7,358	3,893,486
Generac Holdings, Inc. (a)	27,422	3,927,105
NEXTracker, Inc. Class A (a)	59,198	3,218,595
Shoals Technologies Group, Inc. Class A (a)	698,195	2,967,329
Sunrun, Inc. (a)	409,505	3,349,751
T1 Energy, Inc. (a) (b)	403,200	495,936
		38,681,942
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Corning, Inc.	51,571	2,712,119
ENERGY EQUIPMENT & SERVICES — 2.2%
Tenaris SA ADR	72,000	2,692,800
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 10.0%
AES Corp.	310,309	3,264,451
Ormat Technologies, Inc.	44,552	3,731,675
Security Description	Shares	Value
ReNew Energy Global PLC Class A (a)	218,183	$1,507,644
TransAlta Corp. (b)	339,415	3,662,288
		12,166,058
MACHINERY — 3.0%
Cummins, Inc.	8,048	2,635,720
Hyster-Yale, Inc.	24,500	974,610
		3,610,330
MULTI-UTILITIES — 2.9%
Avista Corp.	93,700	3,555,915
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 19.7%
Applied Materials, Inc.	15,073	2,759,414
Canadian Solar, Inc. (a) (b)	323,678	3,573,405
Daqo New Energy Corp. ADR (a) (b)	244,239	3,705,106
Enphase Energy, Inc. (a)	78,667	3,119,147
First Solar, Inc. (a)	21,144	3,500,178
JinkoSolar Holding Co. Ltd. ADR (b)	184,364	3,912,204
SolarEdge Technologies, Inc. (a) (b)	171,001	3,488,420
		24,057,874
TOTAL COMMON STOCKS (Cost $156,608,352)		122,011,873
SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	48,841	48,841
State Street Navigator Securities Lending Portfolio II (e) (f)	11,143,238	11,143,238
TOTAL SHORT-TERM INVESTMENTS (Cost $11,192,079)		11,192,079
TOTAL INVESTMENTS — 109.1% (Cost $167,800,431)		133,203,952
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(11,061,528)
NET ASSETS — 100.0%		$122,142,424
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$122,011,873	$—	$—	$122,011,873
Short-Term Investments	11,192,079	—	—	11,192,079
TOTAL INVESTMENTS	$133,203,952	$—	$—	$133,203,952

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	108,981	$109,013	$1,006,270	$1,115,283	$7	$(7)	—	$—	$2,379
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	12,749,429	12,700,588	—	—	48,841	48,841	13,886
State Street Navigator Securities Lending Portfolio II	15,807,447	15,807,447	122,072,449	126,736,658	—	—	11,143,238	11,143,238	289,209
Total		$15,916,460	$135,828,148	$140,552,529	$7	$(7)		$11,192,079	$305,474
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 52.1%
Boeing Co. (a)	3,905	$818,215
BWX Technologies, Inc.	3,822	550,597
Ducommun, Inc. (a)	3,325	274,745
Elbit Systems Ltd.	1,208	542,996
General Dynamics Corp.	1,882	548,904
HEICO Corp.	2,766	907,248
Hexcel Corp.	14,829	837,690
Huntington Ingalls Industries, Inc.	2,295	554,151
Intuitive Machines, Inc. (a)	74,489	809,695
L3Harris Technologies, Inc.	3,388	849,846
Lockheed Martin Corp.	1,830	847,546
Moog, Inc. Class A	4,680	846,940
Northrop Grumman Corp.	1,711	855,466
Rocket Lab Corp. (a) (b)	30,547	1,092,666
RTX Corp.	5,894	860,642
TransDigm Group, Inc.	363	551,992
		11,749,339
COMMUNICATIONS EQUIPMENT — 3.1%
Viasat, Inc. (a)	47,269	690,127
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
Iridium Communications, Inc.	29,050	876,439
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.3%
Amphenol Corp. Class A	5,577	550,729
Coherent Corp. (a)	6,368	568,089
Teledyne Technologies, Inc. (a)	1,677	859,144
TTM Technologies, Inc. (a)	14,189	579,195
		2,557,157
ENERGY EQUIPMENT & SERVICES — 6.2%
Forum Energy Technologies, Inc. (a)	3,396	66,120
Oceaneering International, Inc. (a)	39,516	818,771
TechnipFMC PLC	15,145	521,594
		1,406,485
INDUSTRIAL CONGLOMERATES — 3.8%
Honeywell International, Inc.	3,701	861,889
MACHINERY — 6.2%
ESCO Technologies, Inc.	4,481	859,769
Standex International Corp.	3,362	526,086
		1,385,855
Security Description	Shares	Value
PROFESSIONAL SERVICES — 10.8%
KBR, Inc.	9,736	$466,744
Leidos Holdings, Inc.	3,557	561,152
Parsons Corp. (a)	7,447	534,471
Planet Labs PBC (a)	143,059	872,660
		2,435,027
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Analog Devices, Inc.	2,232	531,261
TOTAL COMMON STOCKS (Cost $16,505,112)		22,493,579
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	49,919	49,919
State Street Navigator Securities Lending Portfolio II (e) (f)	508,189	508,189
TOTAL SHORT-TERM INVESTMENTS (Cost $558,108)		558,108
TOTAL INVESTMENTS — 102.3% (Cost $17,063,220)		23,051,687
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(512,715)
NET ASSETS — 100.0%		$22,538,972
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,493,579	$—	$—	$22,493,579
Short-Term Investments	558,108	—	—	558,108
TOTAL INVESTMENTS	$23,051,687	$—	$—	$23,051,687

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,281	$31,290	$19,049	$50,339	$2	$(2)	—	$—	$333
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	411,607	361,688	—	—	49,919	49,919	811
State Street Navigator Securities Lending Portfolio II	—	—	14,859,548	14,351,359	—	—	508,189	508,189	2,116
Total		$31,290	$15,290,204	$14,763,386	$2	$(2)		$558,108	$3,260
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 27.9%
AeroVironment, Inc. (a)	5,501	$1,567,510
Boeing Co. (a)	4,873	1,021,040
Ducommun, Inc. (a)	10,910	901,493
Elbit Systems Ltd.	2,415	1,085,542
Embraer SA ADR (b)	16,559	942,373
General Dynamics Corp.	2,870	837,064
HEICO Corp.	3,434	1,126,352
Hexcel Corp.	18,501	1,045,121
Huntington Ingalls Industries, Inc.	3,502	845,593
Kratos Defense & Security Solutions, Inc. (a)	25,691	1,193,347
L3Harris Technologies, Inc.	4,226	1,060,050
Leonardo DRS, Inc.	17,739	824,509
Lockheed Martin Corp.	2,272	1,052,254
Mercury Systems, Inc. (a)	15,153	816,141
Moog, Inc. Class A	5,840	1,056,865
Northrop Grumman Corp.	2,125	1,062,458
Rocket Lab Corp. (a) (b)	37,938	1,357,042
RTX Corp.	7,318	1,068,574
Textron, Inc.	10,311	827,870
V2X, Inc. (a)	17,656	857,199
		20,548,397
COMMUNICATIONS EQUIPMENT — 7.9%
Cisco Systems, Inc.	16,168	1,121,736
F5, Inc. (a)	3,542	1,042,481
Juniper Networks, Inc.	29,046	1,159,807
NetScout Systems, Inc. (a)	43,887	1,088,836
Viasat, Inc. (a)	94,556	1,380,518
		5,793,378
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Iridium Communications, Inc. (b)	36,245	1,093,512
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 12.8%
908 Devices, Inc. (a)	108,777	775,580
Amphenol Corp. Class A	8,508	840,165
Coherent Corp. (a)	9,715	866,675
MicroVision, Inc. (a) (b)	700,789	798,900
Mirion Technologies, Inc. (a)	39,242	844,880
OSI Systems, Inc. (a)	4,362	980,839
Red Cat Holdings, Inc. (a) (b)	123,695	900,500
Sanmina Corp. (a)	9,021	882,524
Teledyne Technologies, Inc. (a)	2,092	1,071,753
TTM Technologies, Inc. (a)	21,648	883,671
Vuzix Corp. (a)	209,201	610,867
		9,456,354
ENERGY EQUIPMENT & SERVICES — 1.4%
Oceaneering International, Inc. (a)	49,302	1,021,537
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Varex Imaging Corp. (a)	89,791	778,488
INTERACTIVE MEDIA & SERVICES — 1.3%
Ziff Davis, Inc. (a)	30,815	932,770
Security Description	Shares	Value
IT SERVICES — 4.4%
Akamai Technologies, Inc. (a)	13,337	$1,063,759
Cloudflare, Inc. Class A (a)	5,802	1,136,206
Okta, Inc. (a)	10,382	1,037,888
		3,237,853
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Bruker Corp.	26,253	1,081,624
MACHINERY — 2.5%
ESCO Technologies, Inc.	5,590	1,072,553
Lincoln Electric Holdings, Inc.	3,889	806,268
		1,878,821
PROFESSIONAL SERVICES — 6.7%
CACI International, Inc. Class A (a)	1,796	856,153
KBR, Inc.	14,854	712,101
Leidos Holdings, Inc.	7,145	1,127,195
Parsons Corp. (a)	14,963	1,073,895
Planet Labs PBC (a)	192,034	1,171,407
		4,940,751
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Broadcom, Inc.	4,124	1,136,780
Kopin Corp. (a)	325,500	498,015
		1,634,795
SOFTWARE — 28.9%
A10 Networks, Inc.	58,092	1,124,080
BlackBerry Ltd. (a) (b)	250,659	1,148,018
Check Point Software Technologies Ltd. (a)	4,683	1,036,114
Crowdstrike Holdings, Inc. Class A (a)	2,185	1,112,842
CyberArk Software Ltd. (a)	2,636	1,072,536
Datadog, Inc. Class A (a)	8,749	1,175,253
Fortinet, Inc. (a)	10,222	1,080,670
Gen Digital, Inc.	35,419	1,041,319
Gorilla Technology Group, Inc. (a) (b)	48,929	973,198
N-able, Inc. (a)	127,944	1,036,346
OneSpan, Inc.	63,196	1,054,741
Palo Alto Networks, Inc. (a)	5,339	1,092,573
Qualys, Inc. (a)	7,447	1,063,953
Radware Ltd. (a)	25,654	755,254
Rapid7, Inc. (a)	43,430	1,004,536
Rubrik, Inc. Class A (a)	11,734	1,051,249
SentinelOne, Inc. Class A (a)	58,059	1,061,319
SoundThinking, Inc. (a)	11,054	144,310
Tenable Holdings, Inc. (a)	33,051	1,116,463
Varonis Systems, Inc. (a)	20,759	1,053,519
Zscaler, Inc. (a)	3,477	1,091,569
		21,289,862
TOTAL COMMON STOCKS (Cost $66,497,315)		73,688,142

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	24,111	$24,111
State Street Navigator Securities Lending Portfolio II (e) (f)	4,099,311	4,099,311
TOTAL SHORT-TERM INVESTMENTS (Cost $4,123,422)		4,123,422
TOTAL INVESTMENTS — 105.6% (Cost $70,620,737)		77,811,564
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(4,113,351)
NET ASSETS — 100.0%		$73,698,213

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$73,688,142	$—	$—	$73,688,142
Short-Term Investments	4,123,422	—	—	4,123,422
TOTAL INVESTMENTS	$77,811,564	$—	$—	$77,811,564

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	47,060	$47,074	$37,831	$84,905	$3	$(3)	—	$—	$542
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	623,043	598,932	—	—	24,111	24,111	2,166
State Street Navigator Securities Lending Portfolio II	1,256,763	1,256,763	66,403,811	63,561,263	—	—	4,099,311	4,099,311	96,594
Total		$1,303,837	$67,064,685	$64,245,100	$3	$(3)		$4,123,422	$99,302
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTO COMPONENTS — 1.9%
Gentex Corp.	7,380	$162,286
BUILDING PRODUCTS — 8.4%
Carrier Global Corp.	2,245	164,312
Johnson Controls International PLC	2,595	274,084
Resideo Technologies, Inc. (a)	12,650	279,059
		717,455
COMMERCIAL SERVICES & SUPPLIES — 6.4%
Tetra Tech, Inc.	7,516	270,275
Veralto Corp.	2,727	275,291
		545,566
DIVERSIFIED CONSUMER SERVICES — 3.3%
ADT, Inc.	32,578	275,936
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
BCE, Inc. (b)	7,249	160,710
ELECTRIC UTILITIES — 2.1%
NRG Energy, Inc.	1,092	175,353
ELECTRICAL EQUIPMENT — 16.1%
Acuity, Inc.	593	176,916
AMETEK, Inc.	900	162,864
Bloom Energy Corp. Class A (a)	11,886	284,313
Fluence Energy, Inc. (a) (b)	32,943	221,047
Generac Holdings, Inc. (a)	2,063	295,442
Shoals Technologies Group, Inc. Class A (a)	52,611	223,597
		1,364,179
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.0%
Arlo Technologies, Inc. (a)	12,807	217,207
Badger Meter, Inc.	1,092	267,485
Itron, Inc. (a)	2,184	287,480
TE Connectivity PLC	982	165,634
		937,806
ENERGY EQUIPMENT & SERVICES — 2.9%
Select Water Solutions, Inc.	28,857	249,325
ENTERTAINMENT — 2.1%
Roku, Inc. (a)	2,022	177,714
INDUSTRIAL CONGLOMERATES — 2.0%
Honeywell International, Inc.	721	167,907
INTERACTIVE MEDIA & SERVICES — 1.9%
Baidu, Inc. ADR (a) (b)	1,859	159,428
MACHINERY — 13.6%
Chart Industries, Inc. (a)	1,112	183,091
Energy Recovery, Inc. (a)	12,297	157,156
Mueller Water Products, Inc. Class A	11,112	267,132
Pentair PLC	2,699	277,079
Xylem, Inc.	2,108	272,691
		1,157,149
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 5.6%
BP PLC ADR	5,282	$158,090
Shell PLC ADR	2,291	161,309
Suncor Energy, Inc.	4,188	156,841
		476,240
PROFESSIONAL SERVICES — 3.9%
NV5 Global, Inc. (a)	7,088	163,662
Parsons Corp. (a)	2,335	167,583
		331,245
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
ON Semiconductor Corp. (a)	3,143	164,724
Silicon Laboratories, Inc. (a)	1,963	289,268
		453,992
SOFTWARE — 5.7%
Alarm.com Holdings, Inc. (a)	4,566	258,299
Rekor Systems, Inc. (a)	57,366	66,544
Roper Technologies, Inc.	286	162,116
		486,959
SPECIALTY RETAIL — 2.7%
EVgo, Inc. (a)	62,568	228,373
TRADING COMPANIES & DISTRIBUTORS — 2.0%
Core & Main, Inc. Class A (a)	2,834	171,032
WATER UTILITIES — 1.0%
Consolidated Water Co. Ltd.	2,860	85,857
TOTAL COMMON STOCKS (Cost $8,496,145)		8,484,512
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	10,676	10,676
State Street Navigator Securities Lending Portfolio II (e) (f)	404,731	404,731
TOTAL SHORT-TERM INVESTMENTS (Cost $415,407)		415,407
TOTAL INVESTMENTS — 104.7% (Cost $8,911,552)		8,899,919
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(399,547)
NET ASSETS — 100.0%		$8,500,372
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,484,512	$—	$—	$8,484,512
Short-Term Investments	415,407	—	—	415,407
TOTAL INVESTMENTS	$8,899,919	$—	$—	$8,899,919

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,236	$6,238	$29,585	$35,823	$—	$—	—	$—	$181
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	346,785	336,109	—	—	10,676	10,676	679
State Street Navigator Securities Lending Portfolio II	833,420	833,420	10,652,524	11,081,213	—	—	404,731	404,731	27,865
Total		$839,658	$11,028,894	$11,453,145	$—	$—		$415,407	$28,725
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 9.1%
AeroVironment, Inc. (a)	50,888	$14,500,536
ATI, Inc. (a)	78,342	6,764,048
Boeing Co. (a)	39,921	8,364,647
BWX Technologies, Inc.	26,023	3,748,873
EHang Holdings Ltd. ADR (a) (b)	946,699	16,434,695
Elbit Systems Ltd.	52,597	23,642,351
Embraer SA ADR (b)	260,979	14,852,315
General Dynamics Corp.	24,351	7,102,213
HEICO Corp.	29,236	9,589,408
Hexcel Corp.	81,767	4,619,018
Huntington Ingalls Industries, Inc.	15,671	3,783,920
Intuitive Machines, Inc. (a)	501,408	5,450,305
Kratos Defense & Security Solutions, Inc. (a)	346,975	16,116,989
L3Harris Technologies, Inc.	19,984	5,012,786
Leonardo DRS, Inc.	147,878	6,873,369
Lockheed Martin Corp.	27,803	12,876,681
Mercury Systems, Inc. (a)	70,767	3,811,511
Moog, Inc. Class A	25,778	4,665,045
Northrop Grumman Corp.	23,792	11,895,524
Rocket Lab Corp. (a)	193,386	6,917,417
RTX Corp.	33,246	4,854,581
Textron, Inc.	71,474	5,738,647
TransDigm Group, Inc.	2,261	3,438,167
V2X, Inc. (a)	134,174	6,514,148
		207,567,194
AUTO COMPONENTS — 2.3%
American Axle & Manufacturing Holdings, Inc. (a)	625,718	2,552,929
Aptiv PLC (a)	50,200	3,424,644
BorgWarner, Inc.	86,519	2,896,656
Dana, Inc.	171,154	2,935,291
ECARX Holdings, Inc. Class A (a) (b)	1,858,628	3,810,187
Garrett Motion, Inc.	244,365	2,568,276
Gentex Corp. (b)	205,789	4,525,300
Gentherm, Inc. (a)	100,214	2,835,054
Hesai Group ADR (a)	250,958	5,508,528
Lear Corp.	20,672	1,963,427
Luminar Technologies, Inc. (a)	1,259,587	3,615,015
Magna International, Inc. (b)	52,144	2,013,280
Mobileye Global, Inc. Class A (a)	298,909	5,374,384
Modine Manufacturing Co. (a) (b)	19,453	1,916,121
Visteon Corp. (a)	80,157	7,478,648
		53,417,740
AUTOMOBILES — 3.1%
Ford Motor Co.	174,373	1,891,947
General Motors Co.	58,330	2,870,419
Honda Motor Co. Ltd. ADR (b)	91,967	2,651,408
Li Auto, Inc. ADR (a) (b)	212,152	5,751,441
Lucid Group, Inc. (a) (b)	2,630,161	5,549,640
NIO, Inc. ADR (a) (b)	1,755,432	6,021,132
Security Description	Shares	Value
Niu Technologies ADR (a)	3,249,901	$10,919,667
Rivian Automotive, Inc. Class A (a) (b)	465,334	6,393,689
Stellantis NV (b)	191,760	1,923,353
Tesla, Inc. (a)	35,121	11,156,537
Toyota Motor Corp. ADR (b)	27,395	4,719,063
XPeng, Inc. ADR (a)	350,913	6,274,324
ZEEKR Intelligent Technology Holding Ltd. ADR (a) (b)	227,748	5,807,574
		71,930,194
BANKS — 1.1%
Banco Santander SA ADR (b)	502,985	4,174,776
Futu Holdings Ltd. ADR	39,433	4,873,524
ING Groep NV ADR (b)	229,350	5,015,884
Inter & Co., Inc. Class A	684,797	5,088,042
Shinhan Financial Group Co. Ltd. ADR	31,996	1,445,579
Toronto-Dominion Bank (b)	74,004	5,435,594
		26,033,399
BIOTECHNOLOGY — 1.4%
Alnylam Pharmaceuticals, Inc. (a)	2,249	733,376
Arrowhead Pharmaceuticals, Inc. (a)	38,466	607,763
Avidity Biosciences, Inc. (a)	19,740	560,616
Beam Therapeutics, Inc. (a) (b)	32,155	546,957
Biogen, Inc. (a)	4,799	602,706
BioMarin Pharmaceutical, Inc. (a)	7,965	437,836
BioNTech SE ADR (a)	5,834	621,146
CareDx, Inc. (a)	119,726	2,339,446
CRISPR Therapeutics AG (a) (b)	14,503	705,426
Grifols SA ADR (a)	98,525	890,666
Ideaya Biosciences, Inc. (a)	21,733	456,828
Intellia Therapeutics, Inc. (a) (b)	54,729	513,358
Ionis Pharmaceuticals, Inc. (a)	12,786	505,175
Iovance Biotherapeutics, Inc. (a) (b)	263,635	453,452
Krystal Biotech, Inc. (a)	4,463	613,484
Legend Biotech Corp. ADR (a) (b)	18,028	639,814
MannKind Corp. (a)	1,275,261	4,769,476
Merus NV (a)	15,047	791,472
Moderna, Inc. (a)	21,993	606,787
Natera, Inc. (a)	15,467	2,612,995
Novavax, Inc. (a) (b)	86,874	547,306
Recursion Pharmaceuticals, Inc. Class A (a) (b)	79,994	404,770
Regeneron Pharmaceuticals, Inc.	735	385,875
REGENXBIO, Inc. (a)	64,203	527,107
Rocket Pharmaceuticals, Inc. (a) (b)	77,938	190,948
Roivant Sciences Ltd. (a) (b)	42,082	474,264
Sarepta Therapeutics, Inc. (a)	15,984	273,326

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Taysha Gene Therapies, Inc. (a) (b)	223,311	$515,848
TG Therapeutics, Inc. (a)	12,161	437,674
Twist Bioscience Corp. (a)	148,525	5,464,235
Ultragenyx Pharmaceutical, Inc. (a)	15,663	569,507
uniQure NV (a)	37,583	523,907
Vertex Pharmaceuticals, Inc. (a)	1,407	626,396
Vir Biotechnology, Inc. (a)	128,213	646,194
Xencor, Inc. (a)	66,569	523,232
		32,119,368
BROADLINE RETAIL — 0.8%
Alibaba Group Holding Ltd. ADR	71,403	8,097,814
Jumia Technologies AG ADR (a)	622,791	2,503,620
MercadoLibre, Inc. (a)	2,825	7,383,505
		17,984,939
BUILDING PRODUCTS — 1.0%
Carrier Global Corp.	63,807	4,670,034
Gibraltar Industries, Inc. (a)	40,519	2,390,621
Johnson Controls International PLC	76,408	8,070,213
Resideo Technologies, Inc. (a)	358,713	7,913,209
		23,044,077
CAPITAL MARKETS — 1.2%
Charles Schwab Corp.	54,691	4,990,007
Coinbase Global, Inc. Class A (a)	46,637	16,345,802
Robinhood Markets, Inc. Class A (a)	66,417	6,218,624
		27,554,433
CHEMICALS — 1.7%
Aspen Aerogels, Inc. (a) (b)	415,256	2,458,316
Cabot Corp.	61,964	4,647,300
Corteva, Inc.	10,417	776,379
FMC Corp.	169,435	7,073,911
Ginkgo Bioworks Holdings, Inc. (a) (b)	57,318	644,827
Huntsman Corp.	232,123	2,418,722
Mosaic Co.	130,396	4,756,846
Nutrien Ltd. (b)	124,469	7,249,075
Scotts Miracle-Gro Co.	65,727	4,335,353
Sociedad Quimica y Minera de Chile SA ADR (a) (b)	116,171	4,097,351
		38,458,080
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Deluxe Corp.	116,336	1,850,906
MSA Safety, Inc.	36,631	6,136,791
Tetra Tech, Inc.	69,230	2,489,511
Veralto Corp.	23,350	2,357,183
		12,834,391
COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	146,655	10,174,924
F5, Inc. (a)	12,975	3,818,802
Juniper Networks, Inc.	97,580	3,896,369
Security Description	Shares	Value
Lumentum Holdings, Inc. (a) (b)	41,160	$3,912,670
NetScout Systems, Inc. (a)	161,634	4,010,139
Viasat, Inc. (a)	564,870	8,247,102
		34,060,006
CONSTRUCTION & ENGINEERING — 0.8%
Ameresco, Inc. Class A (a) (b)	528,757	8,031,819
Arcosa, Inc. (b)	38,265	3,317,958
Valmont Industries, Inc.	21,457	7,007,212
		18,356,989
CONSTRUCTION MATERIALS — 0.3%
Cemex SAB de CV ADR (b)	880,260	6,100,202
CONSUMER FINANCE — 2.3%
Ally Financial, Inc.	128,114	4,990,040
FinVolution Group ADR (b)	916,916	8,692,364
Green Dot Corp. Class A (a)	170,487	1,837,850
Kaspi.KZ JSC ADR	14,393	1,221,822
LendingClub Corp. (a) (b)	741,657	8,922,134
LexinFintech Holdings Ltd. ADR (b)	932,972	6,726,728
Lufax Holding Ltd. ADR (a)	1,595,157	4,450,488
SoFi Technologies, Inc. (a) (b)	411,168	7,487,369
Upstart Holdings, Inc. (a)	146,691	9,487,974
		53,816,769
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
Andersons, Inc.	125,030	4,594,853
CONTAINERS & PACKAGING — 0.1%
AptarGroup, Inc.	16,521	2,584,380
DIVERSIFIED CONSUMER SERVICES — 0.4%
ADT, Inc.	1,152,838	9,764,538
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
BCE, Inc. (b)	207,836	4,607,724
IDT Corp. Class B	83,440	5,700,621
Iridium Communications, Inc. (b)	271,661	8,196,013
TELUS Corp.	160,406	2,576,120
		21,080,478
ELECTRIC UTILITIES — 2.2%
ALLETE, Inc.	136,645	8,754,845
Centrais Eletricas Brasileiras SA ADR (b)	1,190,326	8,844,122
Cia Energetica de Minas Gerais ADR	3,626,444	7,107,830
Constellation Energy Corp.	31,958	10,314,764
NextEra Energy, Inc.	116,084	8,058,551
NRG Energy, Inc.	40,080	6,436,047
		49,516,159
ELECTRICAL EQUIPMENT — 3.1%
Acuity, Inc.	17,163	5,120,410
American Superconductor Corp. (a)	96,657	3,546,345
AMETEK, Inc.	8,524	1,542,503
Array Technologies, Inc. (a) (b)	383,243	2,261,134

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Ballard Power Systems, Inc. (a) (b)	3,637,600	$5,783,784
Bloom Energy Corp. Class A (a) (b)	258,046	6,172,460
Emerson Electric Co.	41,106	5,480,663
Eos Energy Enterprises, Inc. (a) (b)	579,084	2,964,910
Fluence Energy, Inc. (a) (b)	758,347	5,088,508
GE Vernova, Inc.	7,579	4,010,428
Generac Holdings, Inc. (a)	82,320	11,789,047
NEXTracker, Inc. Class A (a)	55,327	3,008,129
Rockwell Automation, Inc.	19,076	6,336,475
Sensata Technologies Holding PLC	77,143	2,322,776
Shoals Technologies Group, Inc. Class A (a) (b)	1,106,073	4,700,810
Sunrun, Inc. (a)	258,165	2,111,790
		72,240,172
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.3%
908 Devices, Inc. (a) (b)	1,698,698	12,111,717
Aeva Technologies, Inc. (a)	383,167	14,479,881
Amphenol Corp. Class A	36,037	3,558,654
Arlo Technologies, Inc. (a)	564,700	9,577,312
Badger Meter, Inc.	9,831	2,408,104
Cognex Corp.	164,813	5,227,868
Coherent Corp. (a)	93,156	8,310,447
Corning, Inc.	51,362	2,701,128
IPG Photonics Corp. (a)	12,504	858,400
Itron, Inc. (a)	19,360	2,548,357
MicroVision, Inc. (a) (b)	7,789,024	8,879,487
Mirion Technologies, Inc. (a)	381,210	8,207,451
Novanta, Inc. (a)	6,442	830,567
OSI Systems, Inc. (a) (b)	60,206	13,537,921
Ouster, Inc. (a)	670,581	16,261,589
Powerfleet, Inc. NJ (a) (b)	1,188,536	5,122,590
Red Cat Holdings, Inc. (a) (b)	806,264	5,869,602
Sanmina Corp. (a)	114,621	11,213,372
ScanSource, Inc. (a)	100,378	4,196,804
TE Connectivity PLC	29,329	4,946,922
Teledyne Technologies, Inc. (a)	41,661	21,343,347
Trimble, Inc. (a)	153,117	11,633,830
TTM Technologies, Inc. (a)	95,436	3,895,698
Vontier Corp.	178,520	6,587,388
Zebra Technologies Corp. Class A (a)	21,259	6,555,425
		190,863,861
ENERGY EQUIPMENT & SERVICES — 0.8%
Helix Energy Solutions Group, Inc. (a)	115,818	722,704
Oceaneering International, Inc. (a)	422,917	8,762,840
Select Water Solutions, Inc.	258,894	2,236,844
TechnipFMC PLC	106,985	3,684,564
Security Description	Shares	Value
Tenaris SA ADR	69,379	$2,594,775
		18,001,727
ENTERTAINMENT — 2.1%
Electronic Arts, Inc.	46,392	7,408,802
iQIYI, Inc. ADR (a) (b)	2,609,716	4,619,197
NetEase, Inc. ADR	63,720	8,575,438
ROBLOX Corp. Class A (a)	95,108	10,005,362
Roku, Inc. (a)	68,334	6,005,875
Sea Ltd. ADR (a)	8,304	1,328,142
Tencent Music Entertainment Group ADR	471,110	9,181,934
		47,124,750
FINANCIAL SERVICES — 2.2%
Block, Inc. (a)	31,733	2,155,623
Dlocal Ltd.	169,263	1,919,442
Euronet Worldwide, Inc. (a)	16,285	1,650,973
Fiserv, Inc. (a)	11,014	1,898,924
Flywire Corp. (a)	157,942	1,847,921
Global Payments, Inc.	22,541	1,804,182
Marqeta, Inc. Class A (a)	353,788	2,062,584
Mastercard, Inc. Class A	10,552	5,929,591
Pagseguro Digital Ltd. Class A	204,923	1,975,458
Paymentus Holdings, Inc. Class A (a) (b)	51,763	1,695,238
Payoneer Global, Inc. (a)	175,650	1,203,203
PayPal Holdings, Inc. (a)	24,510	1,821,583
Paysafe Ltd. (a) (b)	789,225	9,960,020
Repay Holdings Corp. (a) (b)	395,411	1,905,881
Rocket Cos., Inc. Class A (b)	593,703	8,418,709
Shift4 Payments, Inc. Class A (a) (b)	20,786	2,060,100
Visa, Inc. Class A	5,085	1,805,429
		50,114,861
FOOD PRODUCTS — 0.7%
Archer-Daniels-Midland Co.	87,827	4,635,509
Beyond Meat, Inc. (a) (b)	2,175,376	7,592,062
Darling Ingredients, Inc. (a)	129,966	4,930,910
		17,158,481
GROUND TRANSPORTATION — 2.2%
Avis Budget Group, Inc. (a) (b)	103,445	17,487,377
Grab Holdings Ltd. Class A (a)	1,603,119	8,063,689
Lyft, Inc. Class A (a)	842,989	13,285,507
Uber Technologies, Inc. (a)	125,924	11,748,709
		50,585,282
HEALTH CARE EQUIPMENT & SUPPLIES — 4.8%
Abbott Laboratories	42,607	5,794,978
Alphatec Holdings, Inc. (a)	69,660	773,226
Boston Scientific Corp. (a)	58,433	6,276,288
Butterfly Network, Inc. (a) (b)	1,802,994	3,605,988
CONMED Corp. (b)	14,158	737,349
Dentsply Sirona, Inc.	373,243	5,927,099
Dexcom, Inc. (a)	134,178	11,712,398
Globus Medical, Inc. Class A (a)	22,463	1,325,766

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Inspire Medical Systems, Inc. (a) (b)	72,016	$9,345,516
Intuitive Surgical, Inc. (a)	11,289	6,134,555
iRhythm Technologies, Inc. (a)	104,992	16,164,568
Koninklijke Philips NV NY Reg Shrs (b)	102,211	2,451,020
Masimo Corp. (a)	97,086	16,331,807
Medtronic PLC	102,392	8,925,511
Omnicell, Inc. (a)	200,050	5,881,470
PROCEPT BioRobotics Corp. (a) (b)	22,406	1,290,586
ResMed, Inc.	17,018	4,390,644
Smith & Nephew PLC ADR (b)	27,863	853,444
Stryker Corp.	3,688	1,459,083
Zimmer Biomet Holdings, Inc.	8,762	799,182
		110,180,478
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Cigna Group	7,869	2,601,334
Concentra Group Holdings Parent, Inc.	109,870	2,260,026
CorVel Corp. (a)	22,767	2,339,992
CVS Health Corp.	38,405	2,649,177
HealthEquity, Inc. (a)	46,411	4,862,016
Hims & Hers Health, Inc. (a) (b)	69,596	3,469,361
McKesson Corp.	1,209	885,931
OmniAb, Inc. (a) (c)	4,014	—
Pediatrix Medical Group, Inc. (a)	164,792	2,364,765
Premier, Inc. Class A (b)	110,957	2,433,287
Privia Health Group, Inc. (a)	174,893	4,022,539
Quest Diagnostics, Inc.	13,833	2,484,822
Talkspace, Inc. (a) (b)	1,489,348	4,140,387
UnitedHealth Group, Inc.	7,635	2,381,891
		36,895,528
HEALTH CARE TECHNOLOGY — 0.9%
Doximity, Inc. Class A (a)	42,984	2,636,639
Evolent Health, Inc. Class A (a) (b)	246,850	2,779,531
GoodRx Holdings, Inc. Class A (a) (b)	944,840	4,705,303
LifeMD, Inc. (a)	393,728	5,362,575
Teladoc Health, Inc. (a)	550,846	4,797,869
		20,281,917
HOUSEHOLD DURABLES — 0.8%
Garmin Ltd.	55,771	11,640,523
Sony Group Corp. ADR (b)	226,982	5,908,342
		17,548,865
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.3%
AES Corp.	698,085	7,343,854
Ormat Technologies, Inc. (b)	156,608	13,117,486
TransAlta Corp. (b)	909,413	9,812,567
		30,273,907
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.4%
Honeywell International, Inc.	41,864	$9,749,288
INSURANCE — 0.5%
Allstate Corp.	25,084	5,049,660
Progressive Corp.	18,442	4,921,432
Sun Life Financial, Inc. (b)	39,509	2,625,373
		12,596,465
INTERACTIVE MEDIA & SERVICES — 6.0%
Alphabet, Inc. Class C	58,837	10,437,095
Baidu, Inc. ADR (a) (b)	143,404	12,298,327
Bilibili, Inc. ADR (a) (b)	366,168	7,854,304
Bumble, Inc. Class A (a) (b)	1,844,726	12,156,744
Grindr, Inc. (a)	323,649	7,346,832
Hello Group, Inc. ADR	909,800	7,678,712
JOYY, Inc. ADR	167,079	8,505,992
Match Group, Inc.	231,444	7,149,305
Meta Platforms, Inc. Class A	23,660	17,463,209
Rumble, Inc. (a) (b)	974,625	8,752,133
Snap, Inc. Class A (a) (b)	1,808,284	15,713,988
Trump Media & Technology Group Corp. (a)	318,212	5,740,545
Vimeo, Inc. (a) (b)	1,556,165	6,286,907
Weibo Corp. ADR	819,253	7,807,481
Ziff Davis, Inc. (a)	107,488	3,253,662
		138,445,236
IT SERVICES — 1.0%
Akamai Technologies, Inc. (a)	41,807	3,334,526
Cloudflare, Inc. Class A (a)	27,019	5,291,131
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	156,319	1,957,114
Okta, Inc. (a)	31,024	3,101,469
Shopify, Inc. Class A (a) (b)	16,637	1,919,078
Twilio, Inc. Class A (a)	51,283	6,377,554
		21,980,872
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	7,035	830,200
Azenta, Inc. (a)	14,445	444,617
Bio-Techne Corp.	12,210	628,205
Bruker Corp.	392,082	16,153,778
Charles River Laboratories International, Inc. (a)	8,253	1,252,228
Danaher Corp.	16,602	3,279,559
Mettler-Toledo International, Inc. (a)	692	812,906
Revvity, Inc. (b)	8,553	827,246
Stevanato Group SpA (b)	237,832	5,810,236
Thermo Fisher Scientific, Inc.	7,211	2,923,772
		32,962,747
MACHINERY — 4.5%
3D Systems Corp. (a) (b)	7,169,485	11,041,007
AGCO Corp.	66,960	6,907,594
Allison Transmission Holdings, Inc.	27,752	2,636,162
Blue Bird Corp. (a) (b)	45,868	1,979,663

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Chart Industries, Inc. (a)	10,432	$1,717,629
CNH Industrial NV	315,540	4,089,398
Cummins, Inc.	16,467	5,392,942
Deere & Co.	15,346	7,803,288
Dover Corp.	17,153	3,142,944
Energy Recovery, Inc. (a)	144,214	1,843,055
ESCO Technologies, Inc.	26,171	5,021,430
Flowserve Corp.	66,992	3,507,031
JBT Marel Corp.	11,399	1,370,844
Lincoln Electric Holdings, Inc.	4,018	833,012
Lindsay Corp.	53,643	7,738,003
Microvast Holdings, Inc. (a) (b)	1,181,897	4,290,286
Mueller Water Products, Inc. Class A	93,881	2,256,899
Nordson Corp.	21,135	4,530,710
Oshkosh Corp.	18,548	2,105,940
PACCAR, Inc.	20,746	1,972,115
Pentair PLC	23,760	2,439,202
Proto Labs, Inc. (a)	241,701	9,677,708
REV Group, Inc.	43,032	2,047,893
Richtech Robotics, Inc. Class B (a)	690,455	1,346,387
Standex International Corp.	19,360	3,029,453
Symbotic, Inc. (a) (b)	50,044	1,944,209
Xylem, Inc.	17,917	2,317,743
		102,982,547
METALS & MINING — 1.0%
ArcelorMittal SA NY Reg Shrs (b)	61,313	1,936,265
Carpenter Technology Corp.	42,816	11,833,486
Kaiser Aluminum Corp.	80,609	6,440,659
POSCO Holdings, Inc. ADR (b)	59,515	2,885,882
		23,096,292
MULTI-UTILITIES — 0.4%
Avista Corp.	231,085	8,769,676
OIL, GAS & CONSUMABLE FUELS — 0.5%
BP PLC ADR	49,282	1,475,010
Eni SpA ADR (b)	204,439	6,627,912
Shell PLC ADR	21,010	1,479,314
Suncor Energy, Inc.	39,535	1,480,586
		11,062,822
PHARMACEUTICALS — 0.7%
AstraZeneca PLC ADR	6,674	466,379
Bristol-Myers Squibb Co.	9,445	437,209
Dr. Reddy's Laboratories Ltd. ADR (b)	160,033	2,405,296
Liquidia Corp. (a) (b)	301,557	3,757,400
Novartis AG ADR	4,426	535,590
WaVe Life Sciences Ltd. (a)	82,381	535,477
Zoetis, Inc.	46,197	7,204,422
		15,341,773
PROFESSIONAL SERVICES — 2.5%
CACI International, Inc. Class A (a)	13,261	6,321,519
ExlService Holdings, Inc. (a)	52,294	2,289,954
Security Description	Shares	Value
KBR, Inc.	54,165	$2,596,670
Leidos Holdings, Inc.	109,025	17,199,784
NV5 Global, Inc. (a)	76,265	1,760,959
Parsons Corp. (a)	298,419	21,417,531
Planet Labs PBC (a)	899,958	5,489,744
		57,076,161
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.7%
Allegro MicroSystems, Inc. (a)	200,491	6,854,787
Ambarella, Inc. (a)	264,742	17,490,180
Analog Devices, Inc.	13,916	3,312,286
Applied Materials, Inc.	31,166	5,705,560
Broadcom, Inc.	16,616	4,580,200
Canadian Solar, Inc. (a) (b)	303,688	3,352,716
Daqo New Energy Corp. ADR (a) (b)	222,544	3,375,993
Enphase Energy, Inc. (a)	103,031	4,085,179
First Solar, Inc. (a)	19,465	3,222,236
Himax Technologies, Inc. ADR (b)	1,196,008	10,680,351
indie Semiconductor, Inc. Class A (a) (b)	1,702,688	6,061,569
Intel Corp.	143,686	3,218,566
JinkoSolar Holding Co. Ltd. ADR (b)	169,894	3,605,151
KLA Corp.	10,293	9,219,852
Micron Technology, Inc.	37,521	4,624,463
NVIDIA Corp.	67,712	10,697,819
NXP Semiconductors NV	20,033	4,377,010
ON Semiconductor Corp. (a)	214,076	11,219,723
QUALCOMM, Inc.	27,893	4,442,239
Silicon Laboratories, Inc. (a)	56,767	8,365,185
SolarEdge Technologies, Inc. (a) (b)	251,962	5,140,025
STMicroelectronics NV NY Reg Shrs	161,185	4,901,636
Synaptics, Inc. (a)	63,180	4,095,328
Teradyne, Inc.	15,759	1,417,049
Tower Semiconductor Ltd. (a)	78,705	3,411,862
Ultra Clean Holdings, Inc. (a)	35,652	804,666
Veeco Instruments, Inc. (a)	213,487	4,338,056
		152,599,687
SOFTWARE — 12.2%
A10 Networks, Inc.	202,528	3,918,917
ACI Worldwide, Inc. (a)	38,849	1,783,558
Adobe, Inc. (a)	9,763	3,777,109
Agilysys, Inc. (a)	12,088	1,385,768
Alarm.com Holdings, Inc. (a)	127,979	7,239,772
ANSYS, Inc. (a)	30,357	10,661,985
Asana, Inc. Class A (a)	403,960	5,453,460
Atlassian Corp. Class A (a)	26,741	5,430,830
Aurora Innovation, Inc. (a) (b)	622,742	3,263,168
Autodesk, Inc. (a)	16,866	5,221,208
Bill Holdings, Inc. (a)	27,531	1,273,584
Bit Digital, Inc. (a) (b)	1,412,269	3,092,869

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Bitdeer Technologies Group Class A (a) (b)	237,159	$2,722,585
Bitfarms Ltd. (a) (b)	3,649,546	3,066,348
Blackbaud, Inc. (a)	76,925	4,939,354
BlackBerry Ltd. (a) (b)	922,332	4,224,281
Box, Inc. Class A (a)	181,422	6,199,190
Check Point Software Technologies Ltd. (a)	16,527	3,656,599
Cipher Mining, Inc. (a) (b)	804,408	3,845,070
Cleanspark, Inc. (a) (b)	354,782	3,913,245
Core Scientific, Inc. (a)	318,394	5,434,986
Crowdstrike Holdings, Inc. Class A (a)	8,333	4,244,080
CyberArk Software Ltd. (a)	9,566	3,892,214
Datadog, Inc. Class A (a)	33,751	4,533,772
Dropbox, Inc. Class A (a)	184,548	5,278,073
Fortinet, Inc. (a)	33,157	3,505,358
Gen Digital, Inc.	123,899	3,642,631
Gorilla Technology Group, Inc. (a) (b)	196,583	3,910,036
Hive Digital Technologies Ltd. (a) (b)	1,720,414	3,096,745
Hut 8 Corp. (a)	194,773	3,622,778
I3 Verticals, Inc. Class A (a) (b)	49,844	1,369,713
IREN Ltd. (a) (b)	378,294	5,511,744
Lightspeed Commerce, Inc. (a) (b)	102,315	1,198,109
MARA Holdings, Inc. (a) (b)	212,128	3,326,167
Microsoft Corp.	20,930	10,410,791
Monday.com Ltd. (a)	19,056	5,992,731
N-able, Inc. (a)	474,609	3,844,333
Nebius Group NV (a)	82,450	4,561,958
OneSpan, Inc.	219,174	3,658,014
Palo Alto Networks, Inc. (a)	18,770	3,841,093
Pony AI, Inc. ADR (a) (b)	453,796	5,990,107
Progress Software Corp.	59,318	3,786,861
PTC, Inc. (a)	124,757	21,500,621
Q2 Holdings, Inc. (a)	105,817	9,903,413
Qualys, Inc. (a)	28,038	4,005,789
Rapid7, Inc. (a)	138,136	3,195,086
RingCentral, Inc. Class A (a)	197,479	5,598,530
Riot Platforms, Inc. (a) (b)	340,546	3,848,170
Roper Technologies, Inc.	2,558	1,449,977
Rubrik, Inc. Class A (a)	50,459	4,520,622
Samsara, Inc. Class A (a)	164,143	6,529,608
SentinelOne, Inc. Class A (a)	182,700	3,339,756
Synopsys, Inc. (a)	5,737	2,941,245
Tenable Holdings, Inc. (a)	116,870	3,947,869
Unity Software, Inc. (a) (b)	399,673	9,672,087
Varonis Systems, Inc. (a)	74,338	3,772,653
Weave Communications, Inc. (a)	128,789	1,071,524
Workiva, Inc. (a)	78,126	5,347,725
Zoom Communications, Inc. (a)	70,531	5,500,007
Zscaler, Inc. (a)	14,004	4,396,416
		280,262,292
Security Description	Shares	Value
SPECIALTY RETAIL — 0.1%
EVgo, Inc. (a) (b)	566,416	$2,067,418
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Apple, Inc.	62,034	12,727,516
CompoSecure, Inc. Class A (a) (b)	102,839	1,449,001
Eastman Kodak Co. (a) (b)	943,333	5,329,831
HP, Inc.	217,673	5,324,282
Xerox Holdings Corp. (b)	1,357,195	7,152,418
		31,983,048
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	19,619	4,560,437
Core & Main, Inc. Class A (a)	27,661	1,669,341
		6,229,778
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
SK Telecom Co. Ltd. ADR (b)	167,850	3,919,298
Turkcell Iletisim Hizmetleri AS ADR	705,466	4,268,069
		8,187,367
TOTAL COMMON STOCKS (Cost $2,034,494,654)		2,287,481,487
SHORT-TERM INVESTMENTS — 10.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	2,522,191	2,522,191
State Street Navigator Securities Lending Portfolio II (f) (g)	229,135,396	229,135,396
TOTAL SHORT-TERM INVESTMENTS (Cost $231,657,587)		231,657,587
TOTAL INVESTMENTS — 109.9% (Cost $2,266,152,241)		2,519,139,074
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(226,989,211)
NET ASSETS — 100.0%		$2,292,149,863
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,287,481,487	$—	$0(a)	$2,287,481,487
Short-Term Investments	231,657,587	—	—	231,657,587
TOTAL INVESTMENTS	$2,519,139,074	$—	$0	$2,519,139,074
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,052,375	$3,053,291	$3,898,196	$6,951,487	$231	$(231)	—	$—	$22,792
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	56,317,737	53,795,546	—	—	2,522,191	2,522,191	90,783
State Street Navigator Securities Lending Portfolio II	118,034,139	118,034,139	936,230,151	825,128,894	—	—	229,135,396	229,135,396	4,216,443
Total		$121,087,430	$996,446,084	$885,875,927	$231	$(231)		$231,657,587	$4,330,018
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 5.8%
EHang Holdings Ltd. ADR (a) (b)	18,495	$321,073
Embraer SA ADR	4,348	247,445
HEICO Corp.	688	225,664
Huntington Ingalls Industries, Inc.	919	221,902
Textron, Inc.	2,708	217,425
		1,233,509
AIRLINES — 0.5%
Blade Air Mobility, Inc. (a)	24,483	98,667
AUTO COMPONENTS — 18.1%
American Axle & Manufacturing Holdings, Inc. (a)	70,592	288,015
Aptiv PLC (a)	2,938	200,430
BorgWarner, Inc.	9,494	317,859
Dana, Inc.	18,056	309,661
ECARX Holdings, Inc. Class A (a) (b)	127,565	261,508
Garrett Motion, Inc.	31,289	328,847
Gentherm, Inc. (a)	11,363	321,459
Hesai Group ADR (a)	15,509	340,423
Lear Corp.	2,212	210,096
Magna International, Inc.	5,414	209,035
Mobileye Global, Inc. Class A (a) (b)	19,547	351,455
Modine Manufacturing Co. (a)	2,209	217,587
Solid Power, Inc. (a) (b)	77,162	168,985
Visteon Corp. (a)	3,511	327,576
		3,852,936
AUTOMOBILES — 18.5%
Ford Motor Co.	19,507	211,651
General Motors Co.	6,412	315,534
Honda Motor Co. Ltd. ADR (b)	10,973	316,352
Li Auto, Inc. ADR (a) (b)	10,877	294,875
Lucid Group, Inc. (a) (b)	146,680	309,495
NIO, Inc. ADR (a) (b)	85,504	293,279
Niu Technologies ADR (a)	79,436	266,905
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	219,924	235,319
Rivian Automotive, Inc. Class A (a)	22,519	309,411
Stellantis NV (b)	19,998	200,580
Tesla, Inc. (a)	980	311,307
Toyota Motor Corp. ADR (b)	1,129	194,481
Vinfast Auto Ltd. (a) (b)	24,794	88,514
XPeng, Inc. ADR (a)	15,653	279,876
ZEEKR Intelligent Technology Holding Ltd. ADR (a)	12,062	307,581
		3,935,160
CHEMICALS — 1.4%
Aspen Aerogels, Inc. (a)	49,198	291,252
COMMUNICATIONS EQUIPMENT — 2.2%
Ituran Location & Control Ltd.	5,715	221,342
Lumentum Holdings, Inc. (a) (b)	2,525	240,027
		461,369
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Iridium Communications, Inc.	7,228	$218,069
ELECTRICAL EQUIPMENT — 2.4%
Ballard Power Systems, Inc. (a) (b)	190,348	302,654
Sensata Technologies Holding PLC	7,248	218,237
		520,891
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.8%
Aeva Technologies, Inc. (a)	13,699	517,722
MicroVision, Inc. (a) (b)	249,952	284,945
Ouster, Inc. (a)	15,705	380,846
Powerfleet, Inc. NJ (a)	43,780	188,692
Red Cat Holdings, Inc. (a) (b)	37,937	276,181
Trimble, Inc. (a)	2,867	217,835
Vontier Corp.	5,660	208,854
		2,075,075
GROUND TRANSPORTATION — 6.2%
Avis Budget Group, Inc. (a)	2,520	426,006
Grab Holdings Ltd. Class A (a)	43,591	219,262
Lyft, Inc. Class A (a)	20,551	323,884
Uber Technologies, Inc. (a)	3,693	344,557
		1,313,709
INTERACTIVE MEDIA & SERVICES — 1.0%
Baidu, Inc. ADR (a) (b)	2,375	203,680
MACHINERY — 9.0%
Allison Transmission Holdings, Inc.	3,126	296,939
Blue Bird Corp. (a) (b)	5,053	218,087
Cummins, Inc.	988	323,570
Hyster-Yale, Inc.	4,173	166,002
Microvast Holdings, Inc. (a)	75,777	275,070
Oshkosh Corp.	1,877	213,115
PACCAR, Inc.	2,215	210,558
REV Group, Inc.	4,610	219,390
		1,922,731
METALS & MINING — 1.0%
ArcelorMittal SA NY Reg Shrs	6,769	213,765
OIL, GAS & CONSUMABLE FUELS — 1.0%
Eni SpA ADR (b)	6,551	212,383
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.3%
Allegro MicroSystems, Inc. (a)	10,644	363,918
Ambarella, Inc. (a)	5,912	390,576
Enphase Energy, Inc. (a)	4,554	180,566
indie Semiconductor, Inc. Class A (a) (b)	98,999	352,437
Intel Corp.	10,055	225,232
NVIDIA Corp.	2,239	353,740
NXP Semiconductors NV	957	209,095
ON Semiconductor Corp. (a)	6,175	323,632
QUALCOMM, Inc.	2,005	319,316
SolarEdge Technologies, Inc. (a) (b)	9,898	201,919

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
STMicroelectronics NV NY Reg Shrs	10,698	$325,326
		3,245,757
SOFTWARE — 6.6%
ANSYS, Inc. (a)	923	324,176
Aurora Innovation, Inc. (a) (b)	54,386	284,983
Karooooo Ltd.	1,030	50,449
Nebius Group NV (a)	4,077	225,580
Pony AI, Inc. ADR (a)	25,279	333,683
Samsara, Inc. Class A (a)	4,870	193,729
		1,412,600
TOTAL COMMON STOCKS (Cost $29,658,336)		21,211,553
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	39,615	39,615
State Street Navigator Securities Lending Portfolio II (e) (f)	1,857,187	1,857,187
TOTAL SHORT-TERM INVESTMENTS (Cost $1,896,802)		1,896,802
TOTAL INVESTMENTS — 108.7% (Cost $31,555,138)		23,108,355
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(1,850,318)
NET ASSETS — 100.0%		$21,258,037

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,211,553	$—	$—	$21,211,553
Short-Term Investments	1,896,802	—	—	1,896,802
TOTAL INVESTMENTS	$23,108,355	$—	$—	$23,108,355

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	29,310	$29,319	$312,792	$342,111	$—	$—	—	$—	$435
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,348,680	1,309,065	—	—	39,615	39,615	1,945
State Street Navigator Securities Lending Portfolio II	4,321,780	4,321,780	20,869,102	23,333,695	—	—	1,857,187	1,857,187	165,968
Total		$4,351,099	$22,530,574	$24,984,871	$—	$—		$1,896,802	$168,348
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.2%
Triumph Group, Inc. (a)	597	$15,373
AIR FREIGHT & LOGISTICS — 0.1%
Forward Air Corp. (a)	156	3,828
AIRLINES — 0.7%
Allegiant Travel Co. (a)	113	6,209
JetBlue Airways Corp. (a)	2,344	9,915
SkyWest, Inc. (a)	312	32,127
		48,251
AUTO COMPONENTS — 2.0%
Adient PLC (a)	648	12,610
American Axle & Manufacturing Holdings, Inc. (a)	908	3,705
BorgWarner, Inc.	1,705	57,083
Dana, Inc.	996	17,081
Dorman Products, Inc. (a)	210	25,761
Fox Factory Holding Corp. (a)	323	8,379
Gentherm, Inc. (a)	239	6,761
Phinia, Inc.	302	13,436
Standard Motor Products, Inc.	159	4,885
		149,701
BANKS — 9.5%
Ameris Bancorp	500	32,350
Atlantic Union Bankshares Corp.	1,100	34,408
Banc of California, Inc.	1,001	14,064
BancFirst Corp.	155	19,161
Bancorp, Inc. (a)	358	20,395
Bank of Hawaii Corp.	306	20,664
BankUnited, Inc.	577	20,535
Banner Corp.	265	17,000
Berkshire Hills Bancorp, Inc.	353	8,839
Cathay General Bancorp	538	24,495
Central Pacific Financial Corp.	209	5,858
City Holding Co.	111	13,589
Community Financial System, Inc.	406	23,089
Customers Bancorp, Inc. (a)	224	13,158
Dime Community Bancshares, Inc.	304	8,190
Eagle Bancorp, Inc.	234	4,558
FB Financial Corp.	270	12,231
First BanCorp	1,231	25,642
First Bancorp/Southern Pines NC	319	14,065
First Commonwealth Financial Corp.	828	13,439
First Financial Bancorp	737	17,880
First Hawaiian, Inc.	976	24,361
Fulton Financial Corp.	1,406	25,364
Hanmi Financial Corp.	232	5,726
Hilltop Holdings, Inc.	355	10,774
Hope Bancorp, Inc.	977	10,483
Independent Bank Corp.	328	20,626
National Bank Holdings Corp. Class A	295	11,095
NBT Bancorp, Inc.	404	16,786
OFG Bancorp	341	14,595
Pacific Premier Bancorp, Inc.	744	15,691
Security Description	Shares	Value
Pathward Financial, Inc.	185	$14,637
Provident Financial Services, Inc.	1,008	17,670
Renasant Corp.	713	25,618
S&T Bancorp, Inc.	294	11,119
Seacoast Banking Corp. of Florida	654	18,064
Simmons First National Corp. Class A	971	18,410
Southside Bancshares, Inc.	220	6,475
Tompkins Financial Corp.	96	6,022
Triumph Financial, Inc. (a)	170	9,369
TrustCo Bank Corp.	146	4,879
United Community Banks, Inc.	952	28,360
WaFd, Inc.	612	17,919
		697,653
BEVERAGES — 0.0% *
MGP Ingredients, Inc.	108	3,237
BIOTECHNOLOGY — 2.3%
ACADIA Pharmaceuticals, Inc. (a)	952	20,535
ADMA Biologics, Inc. (a)	1,852	33,724
Alkermes PLC (a)	1,275	36,478
Arrowhead Pharmaceuticals, Inc. (a)	972	15,358
Catalyst Pharmaceuticals, Inc. (a)	888	19,269
Dynavax Technologies Corp. (a)	863	8,561
Krystal Biotech, Inc. (a)	198	27,217
Myriad Genetics, Inc. (a)	702	3,728
Vir Biotechnology, Inc. (a)	713	3,593
		168,463
BROADLINE RETAIL — 0.6%
Etsy, Inc. (a)	802	40,228
Kohl's Corp.	860	7,293
		47,521
BUILDING PRODUCTS — 3.5%
Apogee Enterprises, Inc.	169	6,861
Armstrong World Industries, Inc.	336	54,580
AZZ, Inc.	231	21,825
CSW Industrials, Inc.	130	37,288
Gibraltar Industries, Inc. (a)	226	13,334
Griffon Corp.	303	21,928
Hayward Holdings, Inc. (a)	1,098	15,152
Masterbrand, Inc. (a)	983	10,744
Quanex Building Products Corp.	363	6,861
Resideo Technologies, Inc. (a)	1,158	25,546
Zurn Elkay Water Solutions Corp.	1,084	39,642
		253,761
CAPITAL MARKETS — 2.7%
Artisan Partners Asset Management, Inc. Class A	542	24,027
BGC Group, Inc. Class A	2,941	30,087
Donnelley Financial Solutions, Inc. (a)	196	12,084
Piper Sandler Cos.	128	35,576
StepStone Group, Inc. Class A	510	28,305
StoneX Group, Inc. (a)	338	30,805
Virtu Financial, Inc. Class A	622	27,859

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
WisdomTree, Inc.	882	$10,152
		198,895
CHEMICALS — 3.4%
AdvanSix, Inc.	205	4,869
Balchem Corp.	251	39,959
Element Solutions, Inc.	1,720	38,958
FMC Corp.	963	40,205
HB Fuller Co.	423	25,443
Ingevity Corp. (a)	281	12,108
Innospec, Inc.	194	16,314
Koppers Holdings, Inc.	156	5,015
Minerals Technologies, Inc.	245	13,492
Quaker Chemical Corp.	105	11,754
Sensient Technologies Corp.	326	32,118
Stepan Co.	164	8,951
		249,186
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	481	22,708
Brady Corp. Class A	335	22,770
Deluxe Corp.	343	5,457
Enviri Corp. (a)	619	5,373
GEO Group, Inc. (a)	1,073	25,698
HNI Corp.	358	17,607
Interface, Inc.	451	9,439
MillerKnoll, Inc.	526	10,215
Pitney Bowes, Inc.	1,222	13,332
UniFirst Corp.	115	21,645
		154,244
COMMUNICATIONS EQUIPMENT — 1.1%
Calix, Inc. (a)	444	23,616
Extreme Networks, Inc. (a)	1,024	18,381
Harmonic, Inc. (a)	846	8,012
NetScout Systems, Inc. (a)	553	13,720
Viavi Solutions, Inc. (a)	1,715	17,270
		80,999
CONSTRUCTION & ENGINEERING — 1.2%
Arcosa, Inc.	376	32,603
Granite Construction, Inc.	340	31,793
MYR Group, Inc. (a)	120	21,774
		86,170
CONSUMER FINANCE — 0.6%
Bread Financial Holdings, Inc.	360	20,563
Encore Capital Group, Inc. (a)	184	7,123
PRA Group, Inc. (a)	303	4,469
PROG Holdings, Inc.	304	8,922
		41,077
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Andersons, Inc.	248	9,114
Chefs' Warehouse, Inc. (a)	272	17,356
Grocery Outlet Holding Corp. (a)	751	9,327
SpartanNash Co.	261	6,914
Security Description	Shares	Value
United Natural Foods, Inc. (a)	464	$10,816
		53,527
CONTAINERS & PACKAGING — 0.7%
O-I Glass, Inc. (a)	1,190	17,541
Sealed Air Corp.	1,142	35,436
		52,977
DIVERSIFIED CONSUMER SERVICES — 1.4%
Adtalem Global Education, Inc. (a)	276	35,116
Frontdoor, Inc. (a)	566	33,360
Matthews International Corp. Class A	239	5,715
Perdoceo Education Corp.	476	15,560
Strategic Education, Inc.	187	15,919
		105,670
DIVERSIFIED REITs — 1.0%
Alexander & Baldwin, Inc. REIT	561	10,003
American Assets Trust, Inc. REIT	363	7,169
Armada Hoffler Properties, Inc. REIT	614	4,218
Essential Properties Realty Trust, Inc. REIT	1,530	48,822
		70,212
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Lumen Technologies, Inc. (a)	7,960	34,865
Shenandoah Telecommunications Co.	354	4,835
		39,700
ELECTRIC UTILITIES — 0.3%
Otter Tail Corp.	324	24,977
ELECTRICAL EQUIPMENT — 0.4%
Powell Industries, Inc.	74	15,573
Sunrun, Inc. (a)	1,731	14,160
		29,733
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Advanced Energy Industries, Inc.	291	38,557
Arlo Technologies, Inc. (a)	803	13,619
Badger Meter, Inc.	228	55,849
Benchmark Electronics, Inc.	278	10,795
CTS Corp.	233	9,928
Insight Enterprises, Inc. (a)	211	29,136
Itron, Inc. (a)	352	46,334
Knowles Corp. (a)	676	11,911
OSI Systems, Inc. (a)	121	27,208
Plexus Corp. (a)	209	28,280
Rogers Corp. (a)	132	9,039
Sanmina Corp. (a)	412	40,306
ScanSource, Inc. (a)	154	6,439
		327,401
ENERGY EQUIPMENT & SERVICES — 1.3%
Archrock, Inc.	1,371	34,042
Bristow Group, Inc. (a)	190	6,264
Core Laboratories, Inc.	362	4,170
Helix Energy Solutions Group, Inc. (a)	1,103	6,883

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Helmerich & Payne, Inc.	767	$11,628
Patterson-UTI Energy, Inc.	2,715	16,100
ProPetro Holding Corp. (a)	613	3,659
Tidewater, Inc. (a)	351	16,192
		98,938
FINANCIAL SERVICES — 3.7%
EVERTEC, Inc.	492	17,737
HA Sustainable Infrastructure Capital, Inc.	940	25,248
Jackson Financial, Inc. Class A	551	48,923
Mr. Cooper Group, Inc. (a)	496	74,008
NCR Atleos Corp. (a)	560	15,977
NMI Holdings, Inc. (a)	605	25,525
Payoneer Global, Inc. (a)	1,982	13,577
Radian Group, Inc.	1,031	37,137
Walker & Dunlop, Inc.	247	17,408
		275,540
FOOD PRODUCTS — 1.4%
B&G Foods, Inc.	612	2,589
Cal-Maine Foods, Inc.	334	33,276
Fresh Del Monte Produce, Inc.	259	8,397
Freshpet, Inc. (a)	380	25,825
John B Sanfilippo & Son, Inc.	70	4,427
Simply Good Foods Co. (a)	710	22,429
TreeHouse Foods, Inc. (a)	349	6,777
		103,720
GAS UTILITIES — 0.5%
MDU Resources Group, Inc.	1,574	26,239
Northwest Natural Holding Co.	310	12,313
		38,552
GROUND TRANSPORTATION — 0.6%
ArcBest Corp.	180	13,862
Hertz Global Holdings, Inc. (a)	947	6,468
Schneider National, Inc. Class B	364	8,790
Werner Enterprises, Inc.	477	13,051
		42,171
HEALTH CARE EQUIPMENT & SUPPLIES — 4.9%
Artivion, Inc. (a)	292	9,081
Avanos Medical, Inc. (a)	354	4,333
CONMED Corp.	238	12,395
Embecta Corp.	449	4,351
Enovis Corp. (a)	439	13,767
Glaukos Corp. (a)	443	45,758
ICU Medical, Inc. (a)	189	24,976
Inspire Medical Systems, Inc. (a)	229	29,717
Integer Holdings Corp. (a)	271	33,325
Integra LifeSciences Holdings Corp. (a)	513	6,295
Merit Medical Systems, Inc. (a)	457	42,720
Omnicell, Inc. (a)	357	10,496
QuidelOrtho Corp. (a)	509	14,669
STAAR Surgical Co. (a)	381	6,393
Tandem Diabetes Care, Inc. (a)	507	9,451
Teleflex, Inc.	340	40,242
TransMedics Group, Inc. (a)	263	35,245
Security Description	Shares	Value
UFP Technologies, Inc. (a)	57	$13,917
		357,131
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Addus HomeCare Corp. (a)	138	15,896
AMN Healthcare Services, Inc. (a)	294	6,077
OmniAb, Inc. (a) (b)	52	—
Owens & Minor, Inc. (a)	571	5,196
Pediatrix Medical Group, Inc. (a)	654	9,385
Premier, Inc. Class A	633	13,882
Select Medical Holdings Corp.	806	12,235
U.S. Physical Therapy, Inc.	116	9,071
		71,742
HEALTH CARE REITs — 0.9%
CareTrust REIT, Inc.	1,482	45,349
Medical Properties Trust, Inc. REIT	4,635	19,977
		65,326
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a)	844	9,875
Schrodinger, Inc. (a)	428	8,611
Simulations Plus, Inc.	124	2,164
		20,650
HOTEL & RESORT REITs — 1.4%
Apple Hospitality REIT, Inc.	1,722	20,096
DiamondRock Hospitality Co. REIT	1,602	12,271
Pebblebrook Hotel Trust REIT	923	9,221
Ryman Hospitality Properties, Inc. REIT	464	45,783
Summit Hotel Properties, Inc. REIT	837	4,260
Xenia Hotels & Resorts, Inc. REIT	745	9,365
		100,996
HOTELS, RESTAURANTS & LEISURE — 2.7%
BJ's Restaurants, Inc. (a)	175	7,805
Bloomin' Brands, Inc.	583	5,020
Brinker International, Inc. (a)	344	62,034
Cheesecake Factory, Inc.	352	22,056
Cracker Barrel Old Country Store, Inc.	173	10,567
Golden Entertainment, Inc.	159	4,679
Jack in the Box, Inc.	144	2,514
Papa John's International, Inc.	253	12,382
Penn Entertainment, Inc. (a)	1,125	20,104
Sabre Corp. (a)	2,978	9,410
Shake Shack, Inc. Class A (a)	309	43,445
		200,016
HOUSEHOLD DURABLES — 2.9%
Cavco Industries, Inc. (a)	62	26,935
Century Communities, Inc.	211	11,883
Champion Homes, Inc. (a)	406	25,420
Helen of Troy Ltd. (a)	176	4,995
Installed Building Products, Inc.	176	31,736
La-Z-Boy, Inc.	321	11,932
Leggett & Platt, Inc.	1,038	9,259
M/I Homes, Inc. (a)	205	22,985
Meritage Homes Corp.	551	36,900

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Sonos, Inc. (a)	920	$9,945
Tri Pointe Homes, Inc. (a)	705	22,525
		214,515
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a)	56	1,970
Central Garden & Pet Co. Class A (a)	390	12,203
Energizer Holdings, Inc.	507	10,221
WD-40 Co.	106	24,178
		48,572
INDUSTRIAL REITs — 0.9%
LXP Industrial Trust REIT	2,283	18,858
Terreno Realty Corp. REIT	801	44,912
		63,770
INSURANCE — 2.8%
AMERISAFE, Inc.	146	6,385
Assured Guaranty Ltd.	356	31,008
Employers Holdings, Inc.	180	8,492
Genworth Financial, Inc. (a)	3,224	25,083
Horace Mann Educators Corp.	313	13,450
Lincoln National Corp.	1,315	45,499
Palomar Holdings, Inc. (a)	206	31,776
Safety Insurance Group, Inc.	116	9,209
Stewart Information Services Corp.	214	13,931
Trupanion, Inc. (a)	258	14,280
United Fire Group, Inc.	166	4,764
		203,877
INTERACTIVE MEDIA & SERVICES — 1.2%
Cargurus, Inc. (a)	651	21,789
Cars.com, Inc. (a)	460	5,451
IAC, Inc. (a)	502	18,745
QuinStreet, Inc. (a)	435	7,004
TripAdvisor, Inc. (a)	921	12,019
Yelp, Inc. (a)	490	16,792
Ziff Davis, Inc. (a)	330	9,989
		91,789
IT SERVICES — 0.3%
DXC Technology Co. (a)	1,398	21,375
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp.	205	14,928
Topgolf Callaway Brands Corp. (a)	1,092	8,791
		23,719
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Azenta, Inc. (a)	354	10,896
Fortrea Holdings, Inc. (a)	693	3,423
Mesa Laboratories, Inc.	43	4,052
		18,371
MACHINERY — 6.0%
Alamo Group, Inc.	80	17,470
Astec Industries, Inc.	175	7,296
Enpro, Inc.	163	31,223
Federal Signal Corp.	473	50,337
Security Description	Shares	Value
Franklin Electric Co., Inc.	305	$27,371
Gates Industrial Corp. PLC (a)	1,778	40,947
Greenbrier Cos., Inc.	243	11,190
Hillenbrand, Inc.	543	10,898
JBT Marel Corp.	356	42,813
Kadant, Inc.	91	28,888
Kennametal, Inc.	597	13,707
Lindsay Corp.	85	12,261
Mueller Water Products, Inc. Class A	1,210	29,088
SPX Technologies, Inc. (a)	361	60,532
Standex International Corp.	92	14,396
Tennant Co.	145	11,235
Trinity Industries, Inc.	633	17,097
Worthington Enterprises, Inc.	240	15,274
		442,023
MARINE — 0.4%
Matson, Inc.	251	27,949
MEDIA — 0.9%
Cable One, Inc.	34	4,617
DoubleVerify Holdings, Inc. (a)	1,041	15,584
John Wiley & Sons, Inc. Class A	316	14,103
Scholastic Corp.	192	4,028
TEGNA, Inc.	1,243	20,833
Thryv Holdings, Inc. (a)	312	3,794
		62,959
METALS & MINING — 0.5%
Century Aluminum Co. (a)	402	7,244
Kaiser Aluminum Corp.	124	9,908
Materion Corp.	160	12,699
Metallus, Inc. (a)	289	4,453
SunCoke Energy, Inc.	652	5,601
		39,905
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Blackstone Mortgage Trust, Inc. Class A REIT	1,298	24,986
Franklin BSP Realty Trust, Inc. REIT	642	6,863
PennyMac Mortgage Investment Trust REIT	671	8,629
Redwood Trust, Inc. REIT	1,022	6,040
Two Harbors Investment Corp. REIT	801	8,627
		55,145
MULTI-UTILITIES — 0.1%
Unitil Corp.	124	6,467
OFFICE REITs — 1.4%
Brandywine Realty Trust REIT	1,332	5,714
Douglas Emmett, Inc. REIT	1,292	19,432
Easterly Government Properties, Inc. REIT	336	7,459
Highwoods Properties, Inc. REIT	832	25,867
JBG SMITH Properties REIT	568	9,826
SL Green Realty Corp. REIT	553	34,231
		102,529

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.1%
California Resources Corp.	537	$24,525
Comstock Resources, Inc. (a)	700	19,369
Crescent Energy Co. Class A	1,411	12,135
Dorian LPG Ltd.	281	6,851
Magnolia Oil & Gas Corp. Class A	1,442	32,416
Par Pacific Holdings, Inc. (a)	398	10,559
SM Energy Co.	882	21,794
Talos Energy, Inc. (a)	959	8,132
Vital Energy, Inc. (a)	208	3,347
World Kinect Corp.	430	12,190
		151,318
PAPER & FOREST PRODUCTS — 0.2%
Sylvamo Corp.	265	13,277
PERSONAL CARE PRODUCTS — 0.2%
Edgewell Personal Care Co.	373	8,732
USANA Health Sciences, Inc. (a)	84	2,564
		11,296
PHARMACEUTICALS — 1.7%
Amphastar Pharmaceuticals, Inc. (a)	290	6,658
ANI Pharmaceuticals, Inc. (a)	128	8,352
Harmony Biosciences Holdings, Inc. (a)	294	9,290
Innoviva, Inc. (a)	424	8,518
Ligand Pharmaceuticals, Inc. (a)	150	17,052
Organon & Co.	1,989	19,254
Pacira BioSciences, Inc. (a)	356	8,508
Phibro Animal Health Corp. Class A	156	3,984
Prestige Consumer Healthcare, Inc. (a)	384	30,663
Supernus Pharmaceuticals, Inc. (a)	426	13,428
		125,707
PROFESSIONAL SERVICES — 1.5%
CSG Systems International, Inc.	214	13,976
Heidrick & Struggles International, Inc.	157	7,184
Korn Ferry	398	29,185
Robert Half, Inc.	775	31,814
Verra Mobility Corp. (a)	1,227	31,154
		113,313
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Cushman & Wakefield PLC (a)	1,771	19,605
Kennedy-Wilson Holdings, Inc.	912	6,202
		25,807
RESIDENTIAL REITs — 0.4%
Centerspace REIT	127	7,644
Elme Communities REIT	680	10,812
Veris Residential, Inc. REIT	622	9,262
		27,718
RETAIL REITs — 1.5%
Acadia Realty Trust REIT	1,026	19,053
Getty Realty Corp. REIT	391	10,807
Phillips Edison & Co., Inc. REIT	966	33,839
SITE Centers Corp. REIT	363	4,105
Tanger, Inc. REIT	877	26,819
Security Description	Shares	Value
Urban Edge Properties REIT	969	$18,082
		112,705
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Axcelis Technologies, Inc. (a)	251	17,492
Cohu, Inc. (a)	360	6,926
Diodes, Inc. (a)	357	18,882
Ichor Holdings Ltd. (a)	262	5,145
Kulicke & Soffa Industries, Inc.	413	14,290
MaxLinear, Inc. (a)	594	8,441
Penguin Solutions, Inc. (a)	412	8,162
Qorvo, Inc. (a)	722	61,305
Semtech Corp. (a)	663	29,928
SiTime Corp. (a)	161	34,306
SolarEdge Technologies, Inc. (a)	447	9,119
Veeco Instruments, Inc. (a)	471	9,570
		223,566
SOFTWARE — 4.1%
A10 Networks, Inc.	569	11,010
ACI Worldwide, Inc. (a)	810	37,187
Adeia, Inc.	842	11,906
Agilysys, Inc. (a)	174	19,947
BlackLine, Inc. (a)	401	22,705
Box, Inc. Class A (a)	1,124	38,407
InterDigital, Inc.	200	44,846
LiveRamp Holdings, Inc. (a)	507	16,751
N-able, Inc. (a)	544	4,406
NCR Voyix Corp. (a)	1,060	12,434
Progress Software Corp.	334	21,323
Sprinklr, Inc. Class A (a)	862	7,293
SPS Commerce, Inc. (a)	294	40,010
Teradata Corp. (a)	739	16,487
		304,712
SPECIALIZED REITs — 0.2%
Safehold, Inc. REIT	354	5,508
Uniti Group, Inc. REIT (a)	1,885	8,143
		13,651
SPECIALTY RETAIL — 3.2%
Advance Auto Parts, Inc.	458	21,292
American Eagle Outfitters, Inc.	1,226	11,794
Asbury Automotive Group, Inc. (a)	152	36,258
Boot Barn Holdings, Inc. (a)	235	35,720
Caleres, Inc.	260	3,177
Foot Locker, Inc. (a)	637	15,607
Group 1 Automotive, Inc.	98	42,798
Guess?, Inc.	211	2,551
Monro, Inc.	232	3,459
National Vision Holdings, Inc. (a)	608	13,990
Signet Jewelers Ltd.	329	26,172
Upbound Group, Inc.	393	9,864
Victoria's Secret & Co. (a)	607	11,242
		233,924

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Corsair Gaming, Inc. (a)	347	$3,272
Xerox Holdings Corp.	892	4,701
		7,973
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter's, Inc.	278	8,376
Hanesbrands, Inc. (a)	2,726	12,485
Steven Madden Ltd.	557	13,357
Wolverine World Wide, Inc.	618	11,174
		45,392
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Air Lease Corp.	800	46,792
Boise Cascade Co.	290	25,178
DNOW, Inc. (a)	815	12,086
GMS, Inc. (a)	293	31,864
Rush Enterprises, Inc. Class A	472	24,313
		140,233
WATER UTILITIES — 0.8%
American States Water Co.	300	22,998
California Water Service Group	459	20,875
H2O America	245	12,733
		56,606
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Gogo, Inc. (a)	456	6,694
Telephone & Data Systems, Inc.	767	27,290
		33,984
TOTAL COMMON STOCKS (Cost $7,042,110)		7,341,485
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d) (Cost $2,251)	2,251	$2,251
TOTAL INVESTMENTS — 99.9% (Cost $7,044,361)		7,343,736
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		8,985
NET ASSETS — 100.0%		$7,352,721
(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,341,485	$—	$0(a)	$7,341,485
Short-Term Investment	2,251	—	—	2,251
TOTAL INVESTMENTS	$7,343,736	$—	$0	$7,343,736
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,618	$6,620	$38,538	$45,159	$1	$—	—	$—	$108
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	257,661	255,410	—	—	2,251	2,251	405
Total		$6,620	$296,199	$300,569	$1	$—		$2,251	$513
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.0%
General Dynamics Corp.	34,460	$10,050,603
L3Harris Technologies, Inc.	28,658	7,188,573
Lockheed Martin Corp.	16,063	7,439,418
Northrop Grumman Corp.	16,712	8,355,666
		33,034,260
AIR FREIGHT & LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	47,921	4,598,020
Expeditors International of Washington, Inc.	49,780	5,687,365
		10,285,385
AUTO COMPONENTS — 0.2%
Gentex Corp.	91,987	2,022,794
BANKS — 0.3%
Commerce Bancshares, Inc.	52,672	3,274,618
BEVERAGES — 1.1%
PepsiCo, Inc.	91,332	12,059,477
CAPITAL MARKETS — 4.8%
CME Group, Inc.	43,503	11,990,297
FactSet Research Systems, Inc.	15,453	6,911,818
Houlihan Lokey, Inc.	28,480	5,124,976
Intercontinental Exchange, Inc.	45,205	8,293,761
Nasdaq, Inc.	107,886	9,647,166
S&P Global, Inc.	13,606	7,174,308
SEI Investments Co.	38,753	3,482,345
		52,624,671
CHEMICALS — 2.8%
Corteva, Inc.	185,348	13,813,986
Linde PLC	31,561	14,807,790
NewMarket Corp.	3,181	2,197,626
		30,819,402
COMMERCIAL SERVICES & SUPPLIES — 2.6%
MSA Safety, Inc.	14,917	2,499,045
Republic Services, Inc.	41,301	10,185,240
Rollins, Inc.	117,973	6,656,037
Waste Management, Inc.	40,825	9,341,576
		28,681,898
COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	107,110	7,431,292
Juniper Networks, Inc.	133,582	5,333,929
Motorola Solutions, Inc.	16,526	6,948,522
		19,713,743
CONSTRUCTION MATERIALS — 1.2%
Vulcan Materials Co.	51,784	13,506,303
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
Casey's General Stores, Inc.	15,039	7,673,951
Costco Wholesale Corp.	8,392	8,307,576
Walmart, Inc.	123,309	12,057,154
		28,038,681
Security Description	Shares	Value
CONTAINERS & PACKAGING — 2.4%
Amcor PLC	584,777	$5,374,101
AptarGroup, Inc.	26,795	4,191,542
Avery Dennison Corp.	31,569	5,539,412
Graphic Packaging Holding Co.	120,237	2,533,394
Packaging Corp. of America	36,000	6,784,200
Silgan Holdings, Inc.	35,461	1,921,277
		26,343,926
DIVERSIFIED CONSUMER SERVICES — 0.4%
Service Corp. International	56,810	4,624,334
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	217,746	6,301,569
Verizon Communications, Inc.	202,871	8,778,228
		15,079,797
ELECTRIC UTILITIES — 2.7%
Duke Energy Corp.	87,492	10,324,056
Southern Co.	103,396	9,494,855
Xcel Energy, Inc.	143,489	9,771,601
		29,590,512
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	38,702	7,003,514
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Amphenol Corp. Class A	96,560	9,535,300
CDW Corp.	29,546	5,276,620
Corning, Inc.	115,110	6,053,635
Ralliant Corp. (a)	24,880	1,206,447
TE Connectivity PLC	35,861	6,048,675
		28,120,677
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	45,844	7,321,287
FINANCIAL SERVICES — 2.1%
Berkshire Hathaway, Inc. Class B (a)	21,053	10,226,916
Jack Henry & Associates, Inc.	29,442	5,304,565
Visa, Inc. Class A	21,101	7,491,910
		23,023,391
GAS UTILITIES — 0.3%
National Fuel Gas Co.	36,234	3,069,382
GROUND TRANSPORTATION — 0.7%
Landstar System, Inc.	14,241	1,979,784
Union Pacific Corp.	25,383	5,840,120
		7,819,904
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	63,485	8,634,595
Becton Dickinson & Co.	45,842	7,896,285
Boston Scientific Corp. (a)	86,274	9,266,690
		25,797,570
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Cencora, Inc.	32,724	9,812,291

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Chemed Corp.	5,813	$2,830,524
UnitedHealth Group, Inc.	16,649	5,193,989
		17,836,804
HOTELS, RESTAURANTS & LEISURE — 1.9%
McDonald's Corp.	35,429	10,351,291
Texas Roadhouse, Inc.	26,839	5,029,897
Yum! Brands, Inc.	35,984	5,332,109
		20,713,297
HOUSEHOLD DURABLES — 0.5%
Garmin Ltd.	27,960	5,835,811
HOUSEHOLD PRODUCTS — 2.1%
Colgate-Palmolive Co.	138,136	12,556,562
Procter & Gamble Co.	64,424	10,264,032
		22,820,594
INDUSTRIAL CONGLOMERATES — 0.6%
Honeywell International, Inc.	29,764	6,931,440
INDUSTRIAL REITs — 0.8%
EastGroup Properties, Inc. REIT	20,957	3,502,334
First Industrial Realty Trust, Inc. REIT	54,757	2,635,455
STAG Industrial, Inc. REIT	77,155	2,799,183
		8,936,972
INSURANCE — 10.0%
Allstate Corp.	40,296	8,111,988
Arthur J Gallagher & Co.	25,048	8,018,366
Assurant, Inc.	20,500	4,048,545
Brown & Brown, Inc.	64,336	7,132,932
Chubb Ltd.	26,766	7,754,646
CNA Financial Corp.	109,480	5,094,104
Hanover Insurance Group, Inc.	14,479	2,459,548
Loews Corp.	71,137	6,520,417
Markel Group, Inc. (a)	4,110	8,209,150
Marsh & McLennan Cos., Inc.	40,916	8,945,874
Old Republic International Corp.	92,725	3,564,349
Progressive Corp.	32,731	8,734,595
RLI Corp.	33,081	2,389,110
Selective Insurance Group, Inc.	24,431	2,116,946
Travelers Cos., Inc.	36,588	9,788,753
W.R. Berkley Corp.	117,551	8,636,472
Willis Towers Watson PLC	25,360	7,772,840
		109,298,635
INTERACTIVE MEDIA & SERVICES — 0.4%
Alphabet, Inc. Class A	26,884	4,737,767
IT SERVICES — 3.1%
Accenture PLC Class A	16,221	4,848,295
Akamai Technologies, Inc. (a)	59,825	4,771,642
Amdocs Ltd.	45,283	4,131,621
Cognizant Technology Solutions Corp. Class A	58,224	4,543,219
International Business Machines Corp.	25,954	7,650,720
Security Description	Shares	Value
VeriSign, Inc.	25,419	$7,341,007
		33,286,504
LEISURE PRODUCTS — 0.4%
Hasbro, Inc.	53,227	3,929,217
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Qiagen NV (a) (b)	87,693	4,214,526
MACHINERY — 5.3%
Cummins, Inc.	17,296	5,664,440
Donaldson Co., Inc.	48,290	3,348,912
Dover Corp.	34,215	6,269,215
Fortive Corp.	74,641	3,891,035
Graco, Inc.	68,189	5,862,208
IDEX Corp.	30,704	5,390,701
Illinois Tool Works, Inc.	26,029	6,435,670
Nordson Corp.	21,001	4,501,984
Otis Worldwide Corp.	78,185	7,741,879
PACCAR, Inc.	58,286	5,540,667
Toro Co.	40,430	2,857,593
		57,504,304
MEDIA — 1.0%
Comcast Corp. Class A	131,613	4,697,268
Fox Corp. Class A	101,969	5,714,343
		10,411,611
MULTI-UTILITIES — 4.9%
Ameren Corp.	92,981	8,929,895
CMS Energy Corp.	120,577	8,353,574
Consolidated Edison, Inc.	94,480	9,481,068
DTE Energy Co.	77,613	10,280,618
NiSource, Inc.	190,246	7,674,524
WEC Energy Group, Inc.	87,680	9,136,256
		53,855,935
OFFICE REITs — 0.2%
COPT Defense Properties REIT	91,202	2,515,351
OIL, GAS & CONSUMABLE FUELS — 3.2%
Cheniere Energy, Inc.	21,402	5,211,815
DT Midstream, Inc.	41,058	4,512,685
Expand Energy Corp.	59,522	6,960,503
Exxon Mobil Corp.	40,585	4,375,063
Kinder Morgan, Inc.	266,084	7,822,870
Williams Cos., Inc.	102,877	6,461,704
		35,344,640
PHARMACEUTICALS — 2.3%
Bristol-Myers Squibb Co.	133,110	6,161,662
Johnson & Johnson	78,663	12,015,773
Merck & Co., Inc.	91,331	7,229,762
		25,407,197
PROFESSIONAL SERVICES — 4.4%
Amentum Holdings, Inc. (a) (b)	2,995	70,712
Automatic Data Processing, Inc.	25,577	7,887,947
Booz Allen Hamilton Holding Corp.	50,624	5,271,477

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	28,713	$6,978,120
CACI International, Inc. Class A (a) (b)	8,978	4,279,813
FTI Consulting, Inc. (a)	14,379	2,322,209
Jacobs Solutions, Inc.	49,209	6,468,523
Paychex, Inc.	47,345	6,886,804
Science Applications International Corp.	19,692	2,217,516
Verisk Analytics, Inc.	19,567	6,095,120
		48,478,241
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CoStar Group, Inc. (a)	57,118	4,592,287
RESIDENTIAL REITs — 5.5%
American Homes 4 Rent Class A REIT	138,578	4,998,508
AvalonBay Communities, Inc. REIT	43,532	8,858,762
Camden Property Trust REIT	42,593	4,799,805
Equity LifeStyle Properties, Inc. REIT	79,104	4,878,344
Equity Residential REIT	137,483	9,278,728
Invitation Homes, Inc. REIT	247,926	8,131,973
Mid-America Apartment Communities, Inc. REIT	48,307	7,149,919
Sun Communities, Inc. REIT	51,127	6,467,054
UDR, Inc. REIT	133,859	5,465,463
		60,028,556
RETAIL REITs — 1.1%
Agree Realty Corp. REIT (b)	42,803	3,127,187
Realty Income Corp. REIT	153,300	8,831,613
		11,958,800
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Analog Devices, Inc.	23,001	5,474,698
Texas Instruments, Inc.	37,510	7,787,826
		13,262,524
SOFTWARE — 4.1%
ANSYS, Inc. (a)	16,298	5,724,184
Check Point Software Technologies Ltd. (a)	28,134	6,224,647
Dolby Laboratories, Inc. Class A	38,637	2,869,184
Intuit, Inc.	8,458	6,661,774
Microsoft Corp.	20,954	10,422,729
Roper Technologies, Inc.	12,181	6,904,678
Tyler Technologies, Inc. (a)	10,240	6,070,682
		44,877,878
Security Description	Shares	Value
SPECIALIZED REITs — 2.4%
Equinix, Inc. REIT	11,336	$9,017,448
Public Storage REIT	27,977	8,209,011
VICI Properties, Inc. REIT	259,466	8,458,592
		25,685,051
SPECIALTY RETAIL — 3.6%
AutoZone, Inc. (a)	1,842	6,837,928
Home Depot, Inc.	16,014	5,871,373
Lowe's Cos., Inc.	19,786	4,389,920
Murphy USA, Inc.	7,476	3,041,237
O'Reilly Automotive, Inc. (a)	69,723	6,284,134
TJX Cos., Inc.	55,336	6,833,442
Tractor Supply Co.	110,372	5,824,330
		39,082,364
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Fastenal Co.	155,612	6,535,704
TOTAL COMMON STOCKS (Cost $1,005,994,495)		1,089,937,536
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	1,350,568	1,350,568
State Street Navigator Securities Lending Portfolio II (e) (f)	4,392,179	4,392,179
TOTAL SHORT-TERM INVESTMENTS (Cost $5,742,747)		5,742,747
TOTAL INVESTMENTS — 100.3% (Cost $1,011,737,242)		1,095,680,283
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(3,205,673)
NET ASSETS — 100.0%		$1,092,474,610
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,089,937,536	$—	$—	$1,089,937,536
Short-Term Investments	5,742,747	—	—	5,742,747
TOTAL INVESTMENTS	$1,095,680,283	$—	$—	$1,095,680,283

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,857,526	$1,858,084	$2,540,666	$4,398,750	$12	$(12)	—	$—	$10,277
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	27,292,344	25,941,776	—	—	1,350,568	1,350,568	52,952
State Street Navigator Securities Lending Portfolio II	1,657,465	1,657,465	69,152,191	66,417,477	—	—	4,392,179	4,392,179	3,090
Total		$3,515,549	$98,985,201	$96,758,003	$12	$(12)		$5,742,747	$66,319
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
National Presto Industries, Inc.	8,823	$864,301
Park Aerospace Corp.	28,342	418,611
V2X, Inc. (a)	8,367	406,218
		1,689,130
AIR FREIGHT & LOGISTICS — 0.4%
Hub Group, Inc. Class A	14,132	472,433
Radiant Logistics, Inc. (a)	58,634	356,494
		828,927
AUTO COMPONENTS — 0.9%
Dorman Products, Inc. (a)	3,878	475,714
Gentherm, Inc. (a)	9,112	257,779
Standard Motor Products, Inc.	24,399	749,537
Visteon Corp. (a)	3,179	296,601
		1,779,631
BANKS — 23.2%
1st Source Corp.	10,680	662,908
ACNB Corp. (b)	12,497	535,372
Arrow Financial Corp. (b)	19,465	514,265
Associated Banc-Corp.	23,741	579,043
Atlantic Union Bankshares Corp.	1	31
BancFirst Corp.	4,379	541,332
Bank First Corp.	9,210	1,083,557
Bar Harbor Bankshares	20,021	599,829
Blue Foundry Bancorp (a) (b)	32,703	312,968
Bridgewater Bancshares, Inc. (a)	34,714	552,300
Burke & Herbert Financial Services Corp.	9,347	558,296
Camden National Corp.	15,643	634,793
Capital Bancorp, Inc. (b)	18,634	625,730
Capital City Bank Group, Inc.	18,515	728,565
Capitol Federal Financial, Inc.	107,564	656,140
Chemung Financial Corp.	5,822	282,192
Citizens & Northern Corp.	24,023	454,996
Citizens Financial Services, Inc.	7,308	429,126
City Holding Co.	10,284	1,258,967
Civista Bancshares, Inc.	24,342	564,734
CNB Financial Corp.	26,897	614,865
Colony Bankcorp, Inc.	25,282	416,395
Community Financial System, Inc.	11,264	640,584
Community Trust Bancorp, Inc.	16,774	887,680
Eastern Bankshares, Inc.	33,097	505,391
Enterprise Financial Services Corp.	8,721	480,527
Farmers & Merchants Bancorp, Inc.	20,519	518,720
Farmers National Banc Corp.	44,454	613,021
First Bancorp, Inc.	15,905	404,146
First Busey Corp.	28,965	662,864
First Community Bankshares, Inc.	15,277	598,400
First Financial Bankshares, Inc.	15,737	566,217
First Financial Corp.	16,128	873,976
First Mid Bancshares, Inc.	17,107	641,341
Five Star Bancorp	18,673	532,927
FNB Corp.	37,816	551,357
Security Description	Shares	Value
FS Bancorp, Inc.	10,763	$423,847
Fulton Financial Corp.	29,471	531,657
German American Bancorp, Inc.	20,161	776,400
Great Southern Bancorp, Inc.	14,072	827,152
Guaranty Bancshares, Inc.	13,283	563,731
HarborOne Bancorp, Inc.	51,211	598,145
Hilltop Holdings, Inc.	16,787	509,485
Home Bancorp, Inc.	11,369	588,687
HomeTrust Bancshares, Inc.	14,724	550,825
International Bancshares Corp.	9,412	626,463
Lakeland Financial Corp.	8,827	542,419
LCNB Corp.	21,561	313,281
LINKBANCORP, Inc. (b)	39,340	287,575
Metrocity Bankshares, Inc.	21,150	604,467
Mid Penn Bancorp, Inc. (b)	20,812	586,898
National Bank Holdings Corp. Class A	15,731	591,643
NBT Bancorp, Inc.	13,909	577,919
Nicolet Bankshares, Inc.	5,034	621,598
Northeast Community Bancorp, Inc.	19,852	461,460
Northwest Bancshares, Inc.	59,539	760,908
Norwood Financial Corp. (b)	13,516	348,442
Oak Valley Bancorp	11,081	301,846
Origin Bancorp, Inc.	14,902	532,598
Orrstown Financial Services, Inc.	16,155	514,214
Park National Corp.	4,091	684,261
Parke Bancorp, Inc.	15,727	320,359
PCB Bancorp	18,350	384,983
Penns Woods Bancorp, Inc.	11,680	354,605
Peoples Bancorp, Inc.	21,909	669,101
Peoples Financial Services Corp.	14,899	735,564
Ponce Financial Group, Inc. (a)	31,387	434,396
QCR Holdings, Inc.	6,782	460,498
Simmons First National Corp. Class A	24,190	458,642
SmartFinancial, Inc.	19,147	646,786
South Plains Financial, Inc.	15,069	543,087
Southern States Bancshares, Inc.	12,291	447,024
Southside Bancshares, Inc.	22,135	651,433
Timberland Bancorp, Inc.	12,048	375,898
Tompkins Financial Corp.	8,392	526,430
Towne Bank	16,987	580,616
TrustCo Bank Corp.	21,014	702,288
Trustmark Corp.	15,477	564,291
Univest Financial Corp.	17,767	533,721
WaFd, Inc.	16,743	490,235
WesBanco, Inc.	17,499	553,493
West BanCorp, Inc.	24,012	471,356
Westamerica BanCorp	13,897	673,171
		46,387,453
BIOTECHNOLOGY — 0.9%
ACADIA Pharmaceuticals, Inc. (a)	11,052	238,392
Agios Pharmaceuticals, Inc. (a)	5,772	191,977
Amicus Therapeutics, Inc. (a)	21,438	122,840
Anika Therapeutics, Inc. (a) (b)	20,064	212,277
Catalyst Pharmaceuticals, Inc. (a)	9,627	208,906

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Ironwood Pharmaceuticals, Inc. (a) (b)	145,894	$104,635
PTC Therapeutics, Inc. (a)	3,862	188,620
Ultragenyx Pharmaceutical, Inc. (a)	5,278	191,908
Vanda Pharmaceuticals, Inc. (a)	55,691	262,861
Xencor, Inc. (a)	19,894	156,367
		1,878,783
BUILDING PRODUCTS — 0.6%
Apogee Enterprises, Inc.	7,350	298,410
AZZ, Inc.	4,591	433,758
CSW Industrials, Inc.	1,763	505,681
		1,237,849
CAPITAL MARKETS — 1.9%
Diamond Hill Investment Group, Inc.	4,245	616,841
Federated Hermes, Inc.	12,666	561,357
GCM Grosvenor, Inc. Class A (b)	38,361	443,453
Innventure, Inc. (a) (b)	42,328	203,175
Patria Investments Ltd. Class A (b)	58,202	818,320
Silvercrest Asset Management Group, Inc. Class A	21,385	339,166
Vinci Partners Investments Ltd. Class A	51,308	496,148
WisdomTree, Inc. (b)	31,767	365,638
		3,844,098
CHEMICALS — 2.1%
Ashland, Inc.	11,467	576,561
HB Fuller Co.	7,042	423,576
Huntsman Corp.	28,833	300,440
Innospec, Inc.	5,075	426,757
Minerals Technologies, Inc.	7,149	393,695
Sensient Technologies Corp.	14,004	1,379,674
Stepan Co.	13,107	715,380
		4,216,083
COMMERCIAL SERVICES & SUPPLIES — 1.4%
ABM Industries, Inc.	7,709	363,942
Brady Corp. Class A	10,250	696,693
Ennis, Inc.	39,980	725,237
HNI Corp.	11,020	541,964
UniFirst Corp.	2,611	491,442
		2,819,278
COMMUNICATIONS EQUIPMENT — 0.9%
Ituran Location & Control Ltd.	9,104	352,598
NETGEAR, Inc. (a)	15,079	438,347
NetScout Systems, Inc. (a)	28,620	710,062
Viavi Solutions, Inc. (a)	37,377	376,386
		1,877,393
CONSTRUCTION & ENGINEERING — 1.4%
Arcosa, Inc.	7,563	655,788
Argan, Inc.	4,334	955,560
Construction Partners, Inc. Class A (a)	5,894	626,414
Security Description	Shares	Value
Granite Construction, Inc.	4,934	$461,379
		2,699,141
CONSUMER FINANCE — 0.5%
Nelnet, Inc. Class A	7,457	903,192
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
Andersons, Inc.	8,339	306,458
Ingles Markets, Inc. Class A	9,070	574,857
PriceSmart, Inc.	6,519	684,756
Village Super Market, Inc. Class A	17,952	691,152
		2,257,223
CONTAINERS & PACKAGING — 1.6%
Greif, Inc. Class A	10,943	711,186
Sealed Air Corp.	13,469	417,943
Sonoco Products Co.	25,858	1,126,374
TriMas Corp. (b)	32,850	939,839
		3,195,342
DISTRIBUTORS — 0.2%
Weyco Group, Inc.	9,925	329,113
DIVERSIFIED CONSUMER SERVICES — 2.0%
Adtalem Global Education, Inc. (a)	2,626	334,106
Carriage Services, Inc.	7,177	328,276
Frontdoor, Inc. (a)	8,376	493,681
Graham Holdings Co. Class B	583	551,617
Grand Canyon Education, Inc. (a)	3,037	573,993
Laureate Education, Inc. (a)	20,612	481,909
Matthews International Corp. Class A (b)	15,641	373,976
Perdoceo Education Corp.	12,569	410,881
Strategic Education, Inc.	4,870	414,583
		3,963,022
DIVERSIFIED REITs — 1.4%
Alpine Income Property Trust, Inc. REIT	22,061	324,517
Armada Hoffler Properties, Inc. REIT	57,151	392,628
Broadstone Net Lease, Inc. REIT	46,342	743,789
CTO Realty Growth, Inc. REIT (b)	44,469	767,535
Gladstone Commercial Corp. REIT	39,904	571,824
		2,800,293
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Cogent Communications Holdings, Inc.	6,016	290,031
Iridium Communications, Inc. (b)	10,982	331,327
Liberty Global Ltd. Class A (a)	32,366	323,984
Liberty Latin America Ltd. Class C (a)	41,967	261,035
		1,206,377
ELECTRIC UTILITIES — 0.7%
TXNM Energy, Inc.	25,834	1,454,971
ELECTRICAL EQUIPMENT — 0.5%
EnerSys	5,442	466,760

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Sensata Technologies Holding PLC	15,059	$453,427
		920,187
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Advanced Energy Industries, Inc.	3,188	422,410
Avnet, Inc.	10,702	568,062
Belden, Inc.	4,017	465,169
Benchmark Electronics, Inc.	9,131	354,557
Crane NXT Co. (b)	8,051	433,949
CTS Corp.	9,632	410,420
ePlus, Inc. (a)	5,145	370,954
Insight Enterprises, Inc. (a)	2,080	287,217
IPG Photonics Corp. (a)	5,474	375,790
Knowles Corp. (a)	25,466	448,711
Novanta, Inc. (a)	2,994	386,016
OSI Systems, Inc. (a)	2,544	572,044
Plexus Corp. (a)	4,540	614,307
Sanmina Corp. (a)	6,141	600,774
ScanSource, Inc. (a)	8,367	349,824
TTM Technologies, Inc. (a)	17,289	705,737
Vishay Intertechnology, Inc.	26,779	425,250
Vishay Precision Group, Inc. (a) (b)	19,991	561,747
Vontier Corp.	14,304	527,818
		8,880,756
ENERGY EQUIPMENT & SERVICES — 0.7%
Archrock, Inc.	9,672	240,156
Innovex International, Inc. (a)	12,095	188,924
Noble Corp. PLC	10,856	288,227
Ranger Energy Services, Inc. Class A	14,824	176,998
Seadrill Ltd. (a) (b)	7,708	202,335
Valaris Ltd. (a) (b)	5,356	225,541
		1,322,181
ENTERTAINMENT — 0.3%
Madison Square Garden Sports Corp. (a)	2,777	580,254
FINANCIAL SERVICES — 2.5%
Alerus Financial Corp.	28,641	619,791
Banco Latinoamericano de Comercio Exterior SA	14,110	568,633
Cannae Holdings, Inc. (b)	30,958	645,474
Cass Information Systems, Inc.	16,114	700,153
EVERTEC, Inc.	14,131	509,423
Federal Agricultural Mortgage Corp. Class C	2,657	516,202
Radian Group, Inc.	14,786	532,592
Waterstone Financial, Inc.	25,826	356,657
Western Union Co.	65,385	550,542
		4,999,467
FOOD PRODUCTS — 2.3%
Alico, Inc. (b)	8,709	284,610
Cal-Maine Foods, Inc.	6,684	665,927
Flowers Foods, Inc. (b)	78,978	1,262,068
Fresh Del Monte Produce, Inc.	17,690	573,510
Security Description	Shares	Value
J&J Snack Foods Corp.	5,138	$582,701
John B Sanfilippo & Son, Inc.	9,852	623,041
Nomad Foods Ltd.	30,677	521,202
		4,513,059
GAS UTILITIES — 1.0%
New Jersey Resources Corp.	21,625	969,232
Spire, Inc.	13,832	1,009,598
		1,978,830
GROUND TRANSPORTATION — 1.2%
Heartland Express, Inc.	66,844	577,532
Marten Transport Ltd.	48,573	630,963
Schneider National, Inc. Class B	24,970	603,026
Werner Enterprises, Inc. (b)	23,176	634,095
		2,445,616
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Artivion, Inc. (a)	8,289	257,788
AtriCure, Inc. (a)	6,726	220,411
Avanos Medical, Inc. (a)	24,124	295,278
CONMED Corp. (b)	4,721	245,870
Dentsply Sirona, Inc.	28,430	451,468
Electromed, Inc. (a) (b)	8,653	190,279
Enovis Corp. (a)	7,242	227,109
Envista Holdings Corp. (a)	19,394	378,959
Haemonetics Corp. (a)	3,930	293,217
ICU Medical, Inc. (a)	2,857	377,553
Integer Holdings Corp. (a)	3,364	413,671
Integra LifeSciences Holdings Corp. (a)	14,238	174,700
iRadimed Corp.	6,673	398,979
LeMaitre Vascular, Inc.	5,148	427,541
LivaNova PLC (a)	8,927	401,894
Neogen Corp. (a)	22,136	105,810
Orthofix Medical, Inc. (a)	15,098	168,343
OrthoPediatrics Corp. (a)	11,359	243,991
Varex Imaging Corp. (a)	21,198	183,787
		5,456,648
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Acadia Healthcare Co., Inc. (a)	7,211	163,618
Addus HomeCare Corp. (a)	4,455	513,171
Amedisys, Inc. (a)	3,718	365,814
National HealthCare Corp.	7,053	754,742
National Research Corp.	24,088	404,678
Premier, Inc. Class A	36,508	800,620
RadNet, Inc. (a)	3,937	224,055
Select Medical Holdings Corp.	13,433	203,913
U.S. Physical Therapy, Inc.	3,305	258,451
		3,689,062
HEALTH CARE REITs — 2.2%
CareTrust REIT, Inc.	22,738	695,783
Community Healthcare Trust, Inc. REIT	43,936	730,656
Global Medical REIT, Inc.	58,019	402,072
LTC Properties, Inc. REIT	20,443	707,532

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
National Health Investors, Inc. REIT	7,470	$523,796
Sila Realty Trust, Inc. REIT	31,680	749,865
Universal Health Realty Income Trust REIT	16,872	674,374
		4,484,078
HEALTH CARE TECHNOLOGY — 0.4%
HealthStream, Inc.	23,431	648,336
TruBridge, Inc. (a) (b)	9,418	220,569
		868,905
HOTEL & RESORT REITs — 0.2%
Apple Hospitality REIT, Inc.	38,672	451,302
HOTELS, RESTAURANTS & LEISURE — 1.1%
Arcos Dorados Holdings, Inc. Class A (b)	37,608	296,727
First Watch Restaurant Group, Inc. (a) (b)	18,547	297,494
Nathan's Famous, Inc.	4,666	515,966
Papa John's International, Inc.	6,660	325,941
Travel & Leisure Co.	5,175	267,082
Wendy's Co. (b)	41,058	468,882
		2,172,092
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc. (a)	564	245,018
Ethan Allen Interiors, Inc.	13,025	362,746
Helen of Troy Ltd. (a)	4,938	140,140
La-Z-Boy, Inc.	8,510	316,317
Leggett & Platt, Inc.	36,488	325,473
Tri Pointe Homes, Inc. (a)	7,628	243,715
		1,633,409
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	13,634	479,644
Spectrum Brands Holdings, Inc.	4,148	219,844
WD-40 Co.	1,997	455,496
		1,154,984
INDUSTRIAL REITs — 0.3%
LXP Industrial Trust REIT	78,670	649,814
INSURANCE — 3.4%
AMERISAFE, Inc.	18,037	788,758
CNO Financial Group, Inc.	13,883	535,606
Employers Holdings, Inc.	13,694	646,083
Enstar Group Ltd. (a)	2,382	801,210
Greenlight Capital Re Ltd. Class A (a)	43,177	620,453
Horace Mann Educators Corp.	25,845	1,110,560
Safety Insurance Group, Inc.	16,391	1,301,281
White Mountains Insurance Group Ltd.	505	906,839
		6,710,790
INTERACTIVE MEDIA & SERVICES — 0.4%
Angi, Inc. (a)	3,218	49,106
IAC, Inc. (a)	6,264	233,898
Ziff Davis, Inc. (a)	7,344	222,303
Security Description	Shares	Value
ZipRecruiter, Inc. Class A (a) (b)	55,610	$278,606
		783,913
IT SERVICES — 0.3%
ASGN, Inc. (a)	4,801	239,714
Hackett Group, Inc.	15,657	398,001
		637,715
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Escalade, Inc. (b)	16,875	235,913
Johnson Outdoors, Inc. Class A (b)	14,287	432,467
Sturm Ruger & Co., Inc.	12,743	457,474
		1,125,854
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Mesa Laboratories, Inc.	2,157	203,233
MACHINERY — 3.9%
Alamo Group, Inc.	2,853	623,038
Albany International Corp. Class A	4,657	326,595
Douglas Dynamics, Inc.	16,921	498,662
Enerpac Tool Group Corp.	8,392	340,380
ESCO Technologies, Inc.	2,824	541,841
Federal Signal Corp.	6,544	696,412
Franklin Electric Co., Inc.	8,052	722,586
Gates Industrial Corp. PLC (a)	22,293	513,408
Gorman-Rupp Co.	16,597	609,442
Kadant, Inc. (b)	1,193	378,718
Lindsay Corp.	4,718	680,571
Miller Industries, Inc.	9,206	409,299
Mueller Water Products, Inc. Class A	17,001	408,704
Standex International Corp.	2,592	405,596
Tennant Co.	7,616	590,088
		7,745,340
MEDIA — 0.7%
Cable One, Inc.	1,257	170,713
John Wiley & Sons, Inc. Class A	8,807	393,057
Scholastic Corp.	13,394	281,006
TEGNA, Inc.	31,825	533,387
		1,378,163
METALS & MINING — 0.8%
MAC Copper Ltd. (a)	66,783	807,406
Materion Corp.	3,610	286,526
SunCoke Energy, Inc.	26,453	227,231
Warrior Met Coal, Inc.	4,744	217,418
		1,538,581
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	29,322	409,335
Franklin BSP Realty Trust, Inc. REIT	40,302	430,829
KKR Real Estate Finance Trust, Inc. REIT	46,851	410,883
		1,251,047

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
MULTI-UTILITIES — 1.1%
Black Hills Corp.	18,194	$1,020,683
Northwestern Energy Group, Inc.	22,316	1,144,811
		2,165,494
OFFICE REITs — 1.6%
Cousins Properties, Inc. REIT	18,162	545,405
Easterly Government Properties, Inc. REIT	33,954	753,779
Highwoods Properties, Inc. REIT	17,707	550,510
JBG SMITH Properties REIT (b)	38,933	673,541
Postal Realty Trust, Inc. Class A REIT	44,064	649,063
		3,172,298
OIL, GAS & CONSUMABLE FUELS — 1.4%
California Resources Corp.	5,057	230,953
Crescent Energy Co. Class A	22,082	189,905
Delek U.S. Holdings, Inc.	13,569	287,392
Gulfport Energy Corp. (a)	2,211	444,787
Permian Basin Royalty Trust (b)	18,646	232,329
Sabine Royalty Trust (b)	7,229	482,030
Sable Offshore Corp. (a)	17,447	383,485
SFL Corp. Ltd. (b)	52,401	436,500
Sitio Royalties Corp. Class A	8,490	156,046
		2,843,427
PERSONAL CARE PRODUCTS — 0.3%
Nature's Sunshine Products, Inc. (a)	18,825	278,422
USANA Health Sciences, Inc. (a)	9,879	301,606
		580,028
PHARMACEUTICALS — 2.2%
Amphastar Pharmaceuticals, Inc. (a)	9,751	223,883
ANI Pharmaceuticals, Inc. (a)	5,360	349,740
Collegium Pharmaceutical, Inc. (a)	9,347	276,391
Harmony Biosciences Holdings, Inc. (a)	6,819	215,480
Innoviva, Inc. (a)	29,708	596,834
Oculis Holding AG (a) (b)	12,781	248,079
Organon & Co. (b)	16,067	155,529
Pacira BioSciences, Inc. (a)	10,729	256,423
Perrigo Co. PLC	14,613	390,459
Phibro Animal Health Corp. Class A	14,734	376,306
Prestige Consumer Healthcare, Inc. (a)	8,534	681,440
Supernus Pharmaceuticals, Inc. (a)	11,847	373,418
Theravance Biopharma, Inc. (a) (b)	27,397	302,189
		4,446,171
PROFESSIONAL SERVICES — 4.0%
Alight, Inc. Class A	86,869	491,678
Asure Software, Inc. (a)	28,908	282,142
Barrett Business Services, Inc.	11,178	466,011
CBIZ, Inc. (a) (b)	10,138	726,996
CRA International, Inc.	2,143	401,534
CSG Systems International, Inc.	10,082	658,455
Dun & Bradstreet Holdings, Inc.	51,118	464,663
Security Description	Shares	Value
Exponent, Inc.	6,947	$519,010
Heidrick & Struggles International, Inc.	9,760	446,618
Huron Consulting Group, Inc. (a)	2,854	392,539
IBEX Holdings Ltd. (a)	11,978	348,560
ICF International, Inc.	6,494	550,107
Kforce, Inc.	11,091	456,173
ManpowerGroup, Inc.	5,832	235,613
Maximus, Inc.	13,406	941,101
Resources Connection, Inc.	52,473	281,780
TriNet Group, Inc.	4,804	351,364
		8,014,344
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
FRP Holdings, Inc. (a)	20,190	542,909
Tejon Ranch Co. (a) (b)	40,446	685,964
		1,228,873
RESIDENTIAL REITs — 0.6%
Centerspace REIT	9,541	574,273
Elme Communities REIT	40,614	645,762
		1,220,035
RETAIL REITs — 1.9%
Getty Realty Corp. REIT (b)	30,717	849,018
NETSTREIT Corp.	58,906	997,278
Phillips Edison & Co., Inc. REIT	40,489	1,418,330
Saul Centers, Inc. REIT	16,567	565,597
		3,830,223
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Diodes, Inc. (a)	6,410	339,025
NVE Corp.	5,405	397,862
Power Integrations, Inc.	6,588	368,269
Tower Semiconductor Ltd. (a)	10,151	440,046
Veeco Instruments, Inc. (a)	14,939	303,560
		1,848,762
SOFTWARE — 2.9%
A10 Networks, Inc.	15,159	293,327
Blackbaud, Inc. (a)	6,375	409,339
BlackLine, Inc. (a)	6,907	391,074
Box, Inc. Class A (a)	11,457	391,486
Daily Journal Corp. (a) (b)	821	346,667
Helport AI Ltd. (a)	59,915	287,592
nCino, Inc. (a) (b)	11,821	330,633
ON24, Inc. (a) (b)	56,499	306,790
Ooma, Inc. (a)	20,343	262,425
Progress Software Corp.	11,198	714,880
Qualys, Inc. (a)	2,355	336,459
Radware Ltd. (a)	16,908	497,771
Sapiens International Corp. NV	12,049	352,433
SPS Commerce, Inc. (a)	2,857	388,809
Tenable Holdings, Inc. (a)	8,877	299,865
Workiva, Inc. (a)	3,437	235,263
		5,844,813

See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
SPECIALIZED REITs — 1.2%
Farmland Partners, Inc. REIT (b)	57,470	$661,480
Four Corners Property Trust, Inc. REIT	23,405	629,829
PotlatchDeltic Corp. REIT	12,538	481,083
Rayonier, Inc. REIT	26,752	593,359
		2,365,751
SPECIALTY RETAIL — 1.1%
Academy Sports & Outdoors, Inc. (b)	5,302	237,583
Buckle, Inc.	6,596	299,129
Five Below, Inc. (a)	3,306	433,681
Monro, Inc.	19,790	295,069
Valvoline, Inc. (a)	11,376	430,809
Winmark Corp.	1,448	546,779
		2,243,050
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Carter's, Inc.	9,898	298,227
Oxford Industries, Inc.	3,885	156,371
Steven Madden Ltd.	13,719	328,982
		783,580
TOBACCO — 0.3%
Universal Corp.	10,441	608,084
TRADING COMPANIES & DISTRIBUTORS — 1.2%
McGrath RentCorp	7,491	868,656
MSC Industrial Direct Co., Inc. Class A (b)	8,634	734,063
Rush Enterprises, Inc. Class A	8,054	414,862
Transcat, Inc. (a) (b)	4,990	428,940
		2,446,521
WATER UTILITIES — 1.3%
American States Water Co.	15,470	1,185,930
Artesian Resources Corp. Class A	15,131	507,796
H2O America	18,480	960,406
		2,654,132
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Spok Holdings, Inc.	29,589	$523,133
TOTAL COMMON STOCKS (Cost $195,855,392)		199,761,298
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	307,620	307,620
State Street Navigator Securities Lending Portfolio II (e) (f)	4,691,488	4,691,488
TOTAL SHORT-TERM INVESTMENTS (Cost $4,999,108)		4,999,108
TOTAL INVESTMENTS — 102.3% (Cost $200,854,500)		204,760,406
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(4,610,978)
NET ASSETS — 100.0%		$200,149,428
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$199,761,298	$—	$—	$199,761,298
Short-Term Investments	4,999,108	—	—	4,999,108
TOTAL INVESTMENTS	$204,760,406	$—	$—	$204,760,406
See accompanying notes to financial statements.

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$2,589,908	$2,589,908	$—	$—	—	$—	$2,626
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	15,912,076	15,604,456	—	—	307,620	307,620	17,851
State Street Navigator Securities Lending Portfolio II	1,985,283	1,985,283	84,314,016	81,607,811	—	—	4,691,488	4,691,488	120,852
Total		$1,985,283	$102,816,000	$99,802,175	$—	$—		$4,999,108	$141,329
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	SPDR MSCI USA Climate Paris Aligned ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Yield Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,619,268	$586,620,601	$92,357,761	$838,174,837
Investments in affiliated issuers, at value	3,707	3,768,546	570,239	3,204,828
Total Investments	2,622,975	590,389,147	92,928,000	841,379,665
Net cash at broker	—	41,755	8,333	115,300
Cash	—	150,743	10,384	296,685
Receivable from broker — accumulated variation margin on futures contracts	—	25,862	5,172	68,986
Receivable for investments sold	—	187,202	65,271	861,067
Dividends receivable — unaffiliated issuers	880	743,296	82,742	1,999,723
Dividends receivable — affiliated issuers	23	3,044	628	7,123
Securities lending income receivable — unaffiliated issuers	—	162	60	72
Securities lending income receivable — affiliated issuers	—	1,012	107	484
Receivable for foreign taxes recoverable	—	—	73	3,743
Other receivable	711	—	—	—
TOTAL ASSETS	2,624,589	591,542,223	93,100,770	844,732,848
LIABILITIES
Due to custodian	—	—	—	—
Payable upon return of securities loaned	—	3,080,540	254,914	2,849,891
Payable for investments purchased	—	853,559	262,384	1,149,116
Advisory fee payable	209	98,778	14,892	141,675
Trustees’ fees and expenses payable	37	453	158	419
TOTAL LIABILITIES	246	4,033,330	532,348	4,141,101
NET ASSETS	$2,624,343	$587,508,893	$92,568,422	$840,591,747
NET ASSETS CONSIST OF:
Paid-in capital	$4,196,320	$651,464,127	$188,156,082	$967,071,846
Total distributable earnings (loss)	(1,571,977)	(63,955,234)	(95,587,660)	(126,480,099)
NET ASSETS	$2,624,343	$587,508,893	$92,568,422	$840,591,747
NET ASSET VALUE PER SHARE
Net asset value per share	$32.80	$129.12	$123.42	$108.18
Shares outstanding (unlimited amount authorized, $0.01 par value)	80,000	4,550,000	750,000	7,770,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,496,885	$532,766,643	$77,612,382	$827,679,184
Investments in affiliated issuers	3,707	3,768,546	561,139	3,204,828
Total cost of investments	$2,500,592	$536,535,189	$78,173,521	$830,884,012
* Includes investments in securities on loan, at value	$—	$3,241,939	$368,127	$3,707,620
See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 500 ESG ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF

$2,260,336,315	$2,371,907,566	$1,133,323,330	$3,396,906,524	$3,627,854,429
39,931,355	95,187,188	1,672,986	315,541,685	323,868,204
2,300,267,670	2,467,094,754	1,134,996,316	3,712,448,209	3,951,722,633
—	—	27,284	—	—
—	—	—	250,953	—
—	—	23,175	—	—
—	—	145,463	13,852	33,973,774
930,195	3,760,627	577,782	2,638,004	5,708,470
5,319	12,685	3,438	14,017	19,886
10,632	11,151	—	28,267	27,305
13,790	12,296	—	48,775	78,720
—	—	1,065	—	—
—	—	—	—	—
2,301,227,606	2,470,891,513	1,135,774,523	3,715,442,077	3,991,530,788

—	—	—	—	155,285
38,650,091	91,953,099	—	314,598,308	320,824,963
—	—	—	—	31,064,295
274,108	289,571	90,583	409,707	445,510
1,216	1,497	646	1,572	1,785
38,925,415	92,244,167	91,229	315,009,587	352,491,838
$2,262,302,191	$2,378,647,346	$1,135,683,294	$3,400,432,490	$3,639,038,950

$2,789,538,934	$3,210,696,035	$1,067,895,737	$3,671,514,572	$5,476,243,389
(527,236,743)	(832,048,689)	67,787,557	(271,082,082)	(1,837,204,439)
$2,262,302,191	$2,378,647,346	$1,135,683,294	$3,400,432,490	$3,639,038,950

$86.84	$79.42	$58.54	$88.67	$79.80
26,050,000	29,950,000	19,400,000	38,350,028	45,602,102

$2,078,772,767	$2,470,225,063	$1,014,675,453	$2,961,278,952	$3,839,914,967
39,931,355	95,187,188	1,467,455	315,541,685	323,868,204
$2,118,704,122	$2,565,412,251	$1,016,142,908	$3,276,820,637	$4,163,783,171
$130,786,816	$205,094,699	$—	$541,624,715	$556,357,056

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2025

	SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF
ASSETS
Investments in unaffiliated issuers, at value*	$146,501,488	$479,090,886	$122,011,873	$22,493,579
Investments in affiliated issuers, at value	257,640	2,800,460	11,192,079	558,108
Total Investments	146,759,128	481,891,346	133,203,952	23,051,687
Foreign currency, at value	—	—	—	—
Cash	—	—	—	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable — unaffiliated issuers	73,520	420,024	71,713	3,177
Dividends receivable — affiliated issuers	638	2,367	1,008	98
Securities lending income receivable — unaffiliated issuers	20	217	8,788	—
Securities lending income receivable — affiliated issuers	37	750	44,459	122
Receivable for foreign taxes recoverable	56	182	—	—
TOTAL ASSETS	146,833,399	482,314,886	133,329,920	23,055,084
LIABILITIES
Due to custodian	611	994	—	—
Payable upon return of securities loaned	127,829	1,991,352	11,143,238	508,189
Payable for investments purchased	—	—	—	—
Advisory fee payable	14,302	46,278	44,061	7,916
Trustees’ fees and expenses payable	47	159	197	7
TOTAL LIABILITIES	142,789	2,038,783	11,187,496	516,112
NET ASSETS	$146,690,610	$480,276,103	$122,142,424	$22,538,972
NET ASSETS CONSIST OF:
Paid-in capital	$130,406,210	$437,520,143	$355,013,280	$19,953,255
Total distributable earnings (loss)	16,284,400	42,755,960	(232,870,856)	2,585,717
NET ASSETS	$146,690,610	$480,276,103	$122,142,424	$22,538,972
NET ASSET VALUE PER SHARE
Net asset value per share	$266.71	$192.11	$59.44	$64.40
Shares outstanding (unlimited amount authorized, $0.01 par value)	550,000	2,500,000	2,055,000	350,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$109,601,734	$422,140,353	$156,608,352	$16,505,112
Investments in affiliated issuers	240,652	2,664,817	11,192,079	558,108
Total cost of investments	$109,842,386	$424,805,170	$167,800,431	$17,063,220
Foreign currency, at cost	$—	$—	$—	$—
* Includes investments in securities on loan, at value	$246,812	$3,089,194	$25,445,447	$501,460
See accompanying notes to financial statements.

SPDR S&P Kensho Future Security ETF	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF	SPDR S&P SmallCap 600 ESG ETF	SPDR SSGA US Large Cap Low Volatility Index ETF

$73,688,142	$8,484,512	$2,287,481,487	$21,211,553	$7,341,485	$1,089,937,536
4,123,422	415,407	231,657,587	1,896,802	2,251	5,742,747
77,811,564	8,899,919	2,519,139,074	23,108,355	7,343,736	1,095,680,283
—	—	15,926	—	—	—
512	1,530	1,390,946	—	—	—
—	—	13,143	—	—	—
8,396	6,391	1,794,427	5,558	9,730	1,344,425
224	48	9,433	178	54	6,743
2,497	15	60,542	1,821	—	494
1,440	294	413,581	5,905	—	675
—	—	68,900	1,035	—	—
77,824,633	8,908,197	2,522,905,972	23,122,852	7,353,520	1,097,032,620

—	—	—	—	—	59,059
4,099,311	404,731	229,135,396	1,857,187	—	4,392,179
—	—	1,244,602	—	—	—
27,083	3,075	375,226	7,572	799	106,463
26	19	885	56	—	309
4,126,420	407,825	230,756,109	1,864,815	799	4,558,010
$73,698,213	$8,500,372	$2,292,149,863	$21,258,037	$7,352,721	$1,092,474,610

$74,417,140	$25,421,447	$3,172,654,758	$133,538,260	$8,004,189	$1,091,125,238
(718,927)	(16,921,075)	(880,504,895)	(112,280,223)	(651,468)	1,349,372
$73,698,213	$8,500,372	$2,292,149,863	$21,258,037	$7,352,721	$1,092,474,610

$75.98	$35.42	$54.43	$30.37	$29.41	$174.52
970,000	240,000	42,115,000	700,000	250,000	6,260,000

$66,497,315	$8,496,145	$2,034,494,654	$29,658,336	$7,042,110	$1,005,994,495
4,123,422	415,407	231,657,587	1,896,802	2,251	5,742,747
$70,620,737	$8,911,552	$2,266,152,241	$31,555,138	$7,044,361	$1,011,737,242
$—	$—	$16,031	$—	$—	$—
$4,632,263	$484,973	$299,337,424	$3,202,582	$—	$10,792,489

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2025

SPDR SSGA US Small Cap Low Volatility Index ETF
ASSETS
Investments in unaffiliated issuers, at value*	$199,761,298
Investments in affiliated issuers, at value	4,999,108
Total Investments	204,760,406
Receivable for investments sold	614,025
Dividends receivable — unaffiliated issuers	274,301
Dividends receivable — affiliated issuers	1,833
Securities lending income receivable — unaffiliated issuers	1,067
Securities lending income receivable — affiliated issuers	9,485
TOTAL ASSETS	205,661,117
LIABILITIES
Payable upon return of securities loaned	4,691,488
Payable for investments purchased	800,762
Advisory fee payable	19,354
Trustees’ fees and expenses payable	85
TOTAL LIABILITIES	5,511,689
NET ASSETS	$200,149,428
NET ASSETS CONSIST OF:
Paid-in capital	$256,386,420
Total distributable earnings (loss)	(56,236,992)
NET ASSETS	$200,149,428
NET ASSET VALUE PER SHARE
Net asset value per share	$125.09
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$195,855,392
Investments in affiliated issuers	4,999,108
Total cost of investments	$200,854,500
* Includes investments in securities on loan, at value	$15,152,497
See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	SPDR MSCI USA Climate Paris Aligned ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Yield Focus ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$2,319	$374	$5,030
Dividend income — unaffiliated issuers	23,605	12,462,924	1,551,148	28,463,667
Dividend income — affiliated issuers	345	36,928	9,241	95,045
Dividend income — non-cash transactions	—	—	—	—
Unaffiliated securities lending income	—	1,899	333	2,414
Affiliated securities lending income	—	107,493	1,057	129,858
Foreign taxes withheld	—	(1,242)	(203)	(8,006)
TOTAL INVESTMENT INCOME (LOSS)	23,950	12,610,321	1,561,950	28,688,008
EXPENSES
Advisory fee	2,611	1,263,714	205,277	1,657,681
Trustees’ fees and expenses	2	5,677	1,095	7,040
Miscellaneous expenses	2	535	87	688
TOTAL EXPENSES	2,615	1,269,926	206,459	1,665,409
NET INVESTMENT INCOME (LOSS)	$21,335	$11,340,395	$1,355,491	$27,022,599
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,308)	(14,620,696)	2,486,763	(32,705,545)
Investments — affiliated issuers	1	25	4,295	—
In-kind redemptions — unaffiliated issuers	95,405	69,430,419	18,662,775	77,879,414
In-kind redemptions — affiliated issuers	—	—	4,420	—
Futures contracts	—	36,619	10,513	140,871
Net realized gain (loss)	70,098	54,846,367	21,168,766	45,314,740
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	61,620	4,524,374	(7,536,977)	(12,553,086)
Investments — affiliated issuers	—	(25)	7,138	—
Futures contracts	—	20,837	3,903	58,470
Net change in unrealized appreciation/depreciation	61,620	4,545,186	(7,525,936)	(12,494,616)
NET REALIZED AND UNREALIZED GAIN (LOSS)	131,718	59,391,553	13,642,830	32,820,124
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$153,053	$70,731,948	$14,998,321	$59,842,723
See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 500 ESG ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF

$—	$—	$2,237	$—	$—
24,612,566	55,754,685	20,293,732	37,183,269	71,024,803
72,752	125,402	110,081	167,971	230,817
—	—	—	5,243,692	6,390,858
115,211	145,042	—	303,054	400,603
250,527	226,075	—	609,693	1,251,593
(42,231)	—	—	(65,123)	(23,368)
25,008,825	56,251,204	20,406,050	43,442,556	79,275,306

3,900,602	4,010,742	1,511,104	5,218,666	5,818,425
23,365	23,273	12,675	29,670	33,267
2,231	2,882	1,313	2,929	3,266
3,926,198	4,036,897	1,525,092	5,251,265	5,854,958
$21,082,627	$52,214,307	$18,880,958	$38,191,291	$73,420,348

(114,945,009)	(96,746,141)	(35,898,039)	51,871,272	(232,439,319)
86	—	(11,649)	309	198
122,300,134	418,232,805	261,126,909	88,276,487	427,803,516
—	—	140,758	—	—
—	—	(89,258)	—	—
7,355,211	321,486,664	225,268,721	140,148,068	195,364,395

9,053,678	(126,389,611)	(128,818,356)	(66,633,972)	(137,270,601)
(86)	—	221,701	(309)	(198)
—	—	25,063	—	—
9,053,592	(126,389,611)	(128,571,592)	(66,634,281)	(137,270,799)
16,408,803	195,097,053	96,697,129	73,513,787	58,093,596
$37,491,430	$247,311,360	$115,578,087	$111,705,078	$131,513,944

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2025

	SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$1,450,561	$8,930,086	$1,483,818	$182,685
Dividend income — affiliated issuers	7,507	44,394	16,265	1,144
Unaffiliated securities lending income	138	2,307	223,759	808
Affiliated securities lending income	400	6,354	289,209	2,116
Foreign taxes withheld	(383)	(1,259)	(23,864)	(441)
TOTAL INVESTMENT INCOME (LOSS)	1,458,223	8,981,882	1,989,187	186,312
EXPENSES
Advisory fee	158,893	488,369	676,417	84,062
Trustees’ fees and expenses	1,033	3,258	1,518	148
Miscellaneous expenses	107	328	131	16
TOTAL EXPENSES	160,033	491,955	678,066	84,226
NET INVESTMENT INCOME (LOSS)	$1,298,190	$8,489,927	$1,311,121	$102,086
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,150,217)	(1,771,087)	(66,766,644)	(97,634)
Investments — affiliated issuers	(1,604)	(19,923)	7	2
In-kind redemptions — unaffiliated issuers	12,565,994	18,133,912	6,585,628	3,275,200
In-kind redemptions — affiliated issuers	1,435	18,203	—	—
Foreign currency transactions	—	—	(420)	—
Net realized gain (loss)	7,415,608	16,361,105	(60,181,429)	3,177,568
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	3,761,587	27,774,564	56,437,443	3,606,398
Investments — affiliated issuers	16,840	159,367	(7)	(2)
Foreign currency translations	—	—	102	—
Net change in unrealized appreciation/depreciation	3,778,427	27,933,931	56,437,538	3,606,396
NET REALIZED AND UNREALIZED GAIN (LOSS)	11,194,035	44,295,036	(3,743,891)	6,783,964
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,492,225	$52,784,963	$(2,432,770)	$6,886,050
See accompanying notes to financial statements.

SPDR S&P Kensho Future Security ETF	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF	SPDR S&P SmallCap 600 ESG ETF	SPDR SSGA US Large Cap Low Volatility Index ETF

$372,411	$82,379	$19,183,633	$240,296	$113,399	$18,302,015
2,708	860	113,575	2,380	513	63,229
15,931	5,503	562,869	373,777	—	3,952
96,594	27,865	4,216,443	165,968	—	3,090
(1,376)	(4,762)	(660,038)	(14,176)	(128)	—
486,268	111,845	23,416,482	768,245	113,784	18,372,286

332,112	47,107	4,146,367	126,999	8,174	1,039,613
590	112	17,156	334	49	6,523
61	9	1,695	25	5	680
332,763	47,228	4,165,218	127,358	8,228	1,046,816
$153,505	$64,617	$19,251,264	$640,887	$105,556	$17,325,470

(2,345,721)	(5,195,197)	(167,274,514)	(12,081,250)	(588,448)	(11,748,942)
3	—	231	—	1	12
16,065,839	540,320	389,461,353	1,118,179	618,616	85,440,527
—	—	—	—	—	—
—	40	(3,755)	—	—	—
13,720,121	(4,654,837)	222,183,315	(10,963,071)	30,169	73,691,597

3,830,687	5,383,679	145,578,750	12,776,438	219,693	38,298,651
(3)	—	(231)	—	—	(12)
—	(36)	604	—	—	—
3,830,684	5,383,643	145,579,123	12,776,438	219,693	38,298,639
17,550,805	728,806	367,762,438	1,813,367	249,862	111,990,236
$17,704,310	$793,423	$387,013,702	$2,454,254	$355,418	$129,315,706

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2025

SPDR SSGA US Small Cap Low Volatility Index ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$5,624,784
Dividend income — affiliated issuers	20,477
Unaffiliated securities lending income	7,977
Affiliated securities lending income	120,852
Foreign taxes withheld	(5,643)
TOTAL INVESTMENT INCOME (LOSS)	5,768,447
EXPENSES
Advisory fee	237,096
Trustees’ fees and expenses	1,627
Miscellaneous expenses	164
TOTAL EXPENSES	238,887
NET INVESTMENT INCOME (LOSS)	$5,529,560
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,539,327)
In-kind redemptions — unaffiliated issuers	20,907,205
Net realized gain (loss)	11,367,878
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	11,298,272
NET REALIZED AND UNREALIZED GAIN (LOSS)	22,666,150
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$28,195,710
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR MSCI USA Climate Paris Aligned ETF		SPDR Russell 1000 Low Volatility Focus ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,335	$753,892	$11,340,395	$10,668,205
Net realized gain (loss)	70,098	16,058,369	54,846,367	48,057,288
Net change in unrealized appreciation/depreciation	61,620	(3,927,591)	4,545,186	3,711,223
Net increase (decrease) in net assets resulting from operations	153,053	12,884,670	70,731,948	62,436,716
Net equalization credits and charges	(1,410)	(27,074)	(75,041)	(149,892)
Distributions to shareholders	(143,658)	(818,255)	(11,789,931)	(11,077,139)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,219,823	2,188,587	156,466,309	258,776,143
Cost of shares redeemed	(1,043,848)	(114,400,899)	(259,430,888)	(225,274,044)
Net income equalization	1,410	27,074	75,041	149,892
Net increase (decrease) in net assets from beneficial interest transactions	177,385	(112,185,238)	(102,889,538)	33,651,991
Net increase (decrease) in net assets during the period	185,370	(100,145,897)	(44,022,562)	84,861,676
Net assets at beginning of period	2,438,973	102,584,870	631,531,455	546,669,779
NET ASSETS AT END OF PERIOD	$2,624,343	$2,438,973	$587,508,893	$631,531,455
SHARES OF BENEFICIAL INTEREST:
Shares sold	40,000	80,000	1,230,000	2,210,000
Shares redeemed	(40,000)	(4,080,000)	(2,020,000)	(1,910,000)
Net increase (decrease) from share transactions	—	(4,000,000)	(790,000)	300,000
See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF		SPDR Russell 1000 Yield Focus ETF		SPDR S&P 400 Mid Cap Growth ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$1,355,491	$1,881,487	$27,022,599	$26,376,749	$21,082,627	$23,461,785
21,168,766	14,977,379	45,314,740	43,726,606	7,355,211	279,943,460
(7,525,936)	3,213,465	(12,494,616)	22,793,573	9,053,592	103,737,266
14,998,321	20,072,331	59,842,723	92,896,928	37,491,430	407,142,511
164,734	61,885	(109,472)	38,420	781,981	(799,830)
(1,404,592)	(2,028,167)	(26,273,241)	(25,771,600)	(22,550,206)	(25,105,656)

2,223,897	2,128,448	389,996,480	292,391,638	546,005,946	1,299,912,993
(69,000,951)	(31,226,184)	(368,277,746)	(333,386,795)	(750,501,964)	(1,079,325,774)
(164,734)	(61,885)	109,472	(38,420)	(781,981)	799,830
(66,941,788)	(29,159,621)	21,828,206	(41,033,577)	(205,277,999)	221,387,049
(53,183,325)	(11,053,572)	55,288,216	26,130,171	(189,554,794)	602,624,074
145,751,747	156,805,319	785,303,531	759,173,360	2,451,856,985	1,849,232,911
$92,568,422	$145,751,747	$840,591,747	$785,303,531	$2,262,302,191	$2,451,856,985

20,000	20,000	3,630,000	2,860,000	6,300,000	16,350,000
(590,000)	(300,000)	(3,420,000)	(3,270,000)	(9,400,000)	(13,000,000)
(570,000)	(280,000)	210,000	(410,000)	(3,100,000)	3,350,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 500 ESG ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$52,214,307	$44,464,643	$18,880,958	$14,798,028
Net realized gain (loss)	321,486,664	45,069,060	225,268,721	52,990,233
Net change in unrealized appreciation/depreciation	(126,389,611)	83,984,854	(128,571,592)	183,620,018
Net increase (decrease) in net assets resulting from operations	247,311,360	173,518,557	115,578,087	251,408,279
Net equalization credits and charges	(2,338,652)	(1,333,445)	(147,361)	218,063
Distributions to shareholders	(49,303,555)	(42,103,288)	(18,691,744)	(15,041,149)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,160,097,282	1,379,215,237	668,390,130	397,159,867
Cost of shares redeemed	(2,398,391,719)	(1,316,190,156)	(914,044,235)	(235,967,462)
Net income equalization	2,338,652	1,333,445	147,361	(218,063)
Net increase (decrease) in net assets from beneficial interest transactions	(235,955,785)	64,358,526	(245,506,744)	160,974,342
Net increase (decrease) in net assets during the period	(40,286,632)	194,440,350	(148,767,762)	397,559,535
Net assets at beginning of period	2,418,933,978	2,224,493,628	1,284,451,056	886,891,521
NET ASSETS AT END OF PERIOD	$2,378,647,346	$2,418,933,978	$1,135,683,294	$1,284,451,056
SHARES OF BENEFICIAL INTEREST:
Shares sold	26,700,000	19,300,000	12,075,000	8,475,000
Shares redeemed	(29,900,000)	(18,500,000)	(16,875,000)	(4,875,000)
Net increase (decrease) from share transactions	(3,200,000)	800,000	(4,800,000)	3,600,000
See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF		SPDR S&P 1500 Momentum Tilt ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$38,191,291	$34,924,069	$73,420,348	$80,452,449	$1,298,190	$882,202
140,148,068	115,726,202	195,364,395	86,629,003	7,415,608	5,313,747
(66,634,281)	221,653,885	(137,270,799)	(5,240,293)	3,778,427	20,117,256
111,705,078	372,304,156	131,513,944	161,841,159	12,492,225	26,313,205
400,813	233,317	(294,512)	(318,879)	35,051	(4,922)
(43,845,204)	(34,338,059)	(88,961,643)	(90,691,924)	(1,338,990)	(858,890)

510,153,487	664,751,347	1,610,610,147	1,423,021,889	66,558,368	20,164,268
(404,524,845)	(306,216,196)	(1,660,796,998)	(1,671,940,023)	(37,821,415)	(22,242,283)
(400,813)	(233,317)	294,512	318,879	(35,051)	4,922
105,227,829	358,301,834	(49,892,339)	(248,599,255)	28,701,902	(2,073,093)
173,488,516	696,501,248	(7,634,550)	(177,768,899)	39,890,188	23,376,300
3,226,943,974	2,530,442,726	3,646,673,500	3,824,442,399	106,800,422	83,424,122
$3,400,432,490	$3,226,943,974	$3,639,038,950	$3,646,673,500	$146,690,610	$106,800,422

5,650,000	8,450,000	18,450,000	17,700,000	260,000	100,000
(4,900,000)	(3,750,000)	(19,350,000)	(20,750,000)	(150,000)	(110,000)
750,000	4,700,000	(900,000)	(3,050,000)	110,000	(10,000)

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 1500 Value Tilt ETF		SPDR S&P Kensho Clean Power ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,489,927	$6,279,924	$1,311,121	$2,923,835
Net realized gain (loss)	16,361,105	10,456,171	(60,181,429)	(38,634,417)
Net change in unrealized appreciation/depreciation	27,933,931	33,982,017	56,437,538	(53,716,315)
Net increase (decrease) in net assets resulting from operations	52,784,963	50,718,112	(2,432,770)	(89,426,897)
Net equalization credits and charges	119,808	140,927	(37,710)	(191,391)
Distributions to shareholders	(8,591,316)	(6,381,059)	(1,592,496)	(3,354,549)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	144,579,103	127,827,618	9,747,707	14,539,698
Cost of shares redeemed	(61,410,614)	(50,607,212)	(62,526,274)	(82,026,092)
Net income equalization	(119,808)	(140,927)	37,710	191,391
Net increase (decrease) in net assets from beneficial interest transactions	83,048,681	77,079,479	(52,740,857)	(67,295,003)
Net increase (decrease) in net assets during the period	127,362,136	121,557,459	(56,803,833)	(160,267,840)
Net assets at beginning of period	352,913,967	231,356,508	178,946,257	339,214,097
NET ASSETS AT END OF PERIOD	$480,276,103	$352,913,967	$122,142,424	$178,946,257
SHARES OF BENEFICIAL INTEREST:
Shares sold	780,000	800,000	170,000	210,000
Shares redeemed	(330,000)	(310,000)	(1,080,000)	(1,250,000)
Net increase (decrease) from share transactions	450,000	490,000	(910,000)	(1,040,000)
See accompanying notes to financial statements.

SPDR S&P Kensho Final Frontiers ETF		SPDR S&P Kensho Future Security ETF		SPDR S&P Kensho Intelligent Structures ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$102,086	$109,454	$153,505	$70,088	$64,617	$204,062
3,177,568	(587,750)	13,720,121	4,418,924	(4,654,837)	(341,706)
3,606,396	877,624	3,830,684	1,377,893	5,383,643	(1,475,257)
6,886,050	399,328	17,704,310	5,866,905	793,423	(1,612,901)
614	(4,743)	(2,515)	(4,094)	2,215	(6,370)
(121,960)	(116,041)	(144,112)	(75,999)	(74,522)	(199,997)

5,939,804	—	45,345,413	30,988,694	—	1,713,932
(5,355,354)	(3,016,301)	(46,917,770)	(11,787,807)	(5,530,877)	(9,954,715)
(614)	4,743	2,515	4,094	(2,215)	6,370
583,836	(3,011,558)	(1,569,842)	19,204,981	(5,533,092)	(8,234,413)
7,348,540	(2,733,014)	15,987,841	24,991,793	(4,811,976)	(10,053,681)
15,190,432	17,923,446	57,710,372	32,718,579	13,312,348	23,366,029
$22,538,972	$15,190,432	$73,698,213	$57,710,372	$8,500,372	$13,312,348

110,000	—	670,000	570,000	—	50,000
(100,000)	(70,000)	(720,000)	(220,000)	(160,000)	(300,000)
10,000	(70,000)	(50,000)	350,000	(160,000)	(250,000)

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho New Economies Composite ETF		SPDR S&P Kensho Smart Mobility ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,251,264	$18,890,376	$640,887	$1,156,948
Net realized gain (loss)	222,183,315	(48,461,140)	(10,963,071)	(15,523,230)
Net change in unrealized appreciation/depreciation	145,579,123	117,700,545	12,776,438	8,239,117
Net increase (decrease) in net assets resulting from operations	387,013,702	88,129,781	2,454,254	(6,127,165)
Net equalization credits and charges	(521,093)	(86,855)	460,025	(28,650)
Distributions to shareholders	(21,708,860)	(24,011,717)	(715,913)	(1,314,818)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	936,588,728	171,758,851	15,552,236	55,041,465
Cost of shares redeemed	(893,487,287)	(162,184,038)	(40,248,032)	(57,220,608)
Net income equalization	521,093	86,855	(460,025)	28,650
Net increase (decrease) in net assets from beneficial interest transactions	43,622,534	9,661,668	(25,155,821)	(2,150,493)
Net increase (decrease) in net assets during the period	408,406,283	73,692,877	(22,957,455)	(9,621,126)
Net assets at beginning of period	1,883,743,580	1,810,050,703	44,215,492	53,836,618
NET ASSETS AT END OF PERIOD	$2,292,149,863	$1,883,743,580	$21,258,037	$44,215,492
SHARES OF BENEFICIAL INTEREST:
Shares sold	18,570,000	3,900,000	500,000	1,960,000
Shares redeemed	(17,350,000)	(3,610,000)	(1,390,000)	(1,980,000)
Net increase (decrease) from share transactions	1,220,000	290,000	(890,000)	(20,000)
See accompanying notes to financial statements.

SPDR S&P SmallCap 600 ESG ETF		SPDR SSGA US Large Cap Low Volatility Index ETF		SPDR SSGA US Small Cap Low Volatility Index ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$105,556	$69,652	$17,325,470	$15,142,309	$5,529,560	$4,224,855
30,169	711,022	73,691,597	45,812,819	11,367,878	1,838,448
219,693	83,481	38,298,639	15,815,888	11,298,272	9,745,301
355,418	864,155	129,315,706	76,771,016	28,195,710	15,808,604
(3,554)	(10,266)	(1,727,248)	1,119,921	(84,320)	296,452
(128,186)	(74,260)	(17,718,170)	(16,227,652)	(5,752,092)	(5,000,516)

5,644,914	15,214,115	699,583,946	88,966,271	99,628,014	10,837,886
(3,592,564)	(14,904,895)	(414,084,084)	(271,853,982)	(93,649,633)	(40,883,052)
3,554	10,266	1,727,248	(1,119,921)	84,320	(296,452)
2,055,904	319,486	287,227,110	(184,007,632)	6,062,701	(30,341,618)
2,279,582	1,099,115	397,097,398	(122,344,347)	28,421,999	(19,237,078)
5,073,139	3,974,024	695,377,212	817,721,559	171,727,429	190,964,507
$7,352,721	$5,073,139	$1,092,474,610	$695,377,212	$200,149,428	$171,727,429

200,000	600,000	4,140,000	610,000	800,000	100,000
(125,000)	(575,000)	(2,430,000)	(1,880,000)	(760,000)	(390,000)
75,000	25,000	1,710,000	(1,270,000)	40,000	(290,000)

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR MSCI USA Climate Paris Aligned ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 4/22/22*- 6/30/22
Net asset value, beginning of period	$30.49	$25.14	$21.20	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.28	0.29	0.07
Net realized and unrealized gain (loss) (b)	3.87	5.38	3.99	(3.83)
Total from investment operations	4.13	5.66	4.28	(3.76)
Net equalization credits and charges (a)	(0.02)	(0.01)	(0.03)	(0.00)(c)
Contribution from affiliate	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(1.80)	(0.30)	(0.31)	(0.04)
Net asset value, end of period	$32.80	$30.49	$25.14	$21.20
Total return (d)	13.56%	22.61%	20.25%	(13.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,624	$2,439	$102,585	$131,437
Ratios to average net assets:
Total expenses	0.10%	0.10%	0.11%	0.10%(e)
Net investment income (loss)	0.82%	1.10%	1.31%	1.62%(e)
Portfolio turnover rate (f)	13%	9%	14%	6%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$118.26	$108.47	$98.00	$103.93	$73.50
Income (loss) from investment operations:
Net investment income (loss) (a)	2.28	2.04	1.84	1.60	1.49
Net realized and unrealized gain (loss) (b)	11.06	9.89	10.61	(5.82)	30.62
Total from investment operations	13.34	11.93	12.45	(4.22)	32.11
Net equalization credits and charges (a)	(0.02)	(0.03)	0.00(c)	(0.02)	(0.02)
Distributions to shareholders from:
Net investment income	(2.46)	(2.11)	(1.98)	(1.69)	(1.66)
Net asset value, end of period	$129.12	$118.26	$108.47	$98.00	$103.93
Total return (d)	11.30%	11.07%	12.87%	(4.20)%	44.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$587,509	$631,531	$546,670	$540,953	$544,605
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	1.79%	1.80%	1.78%	1.49%	1.67%
Portfolio turnover rate (e)	25%	34%	30%	27%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$110.42	$98.00	$85.87	$98.81	$68.38
Income (loss) from investment operations:
Net investment income (loss) (a)	1.55	1.28	1.63	1.45	1.06
Net realized and unrealized gain (loss) (b)	12.94	12.50	12.32	(13.03)	30.58
Total from investment operations	14.49	13.78	13.95	(11.58)	31.64
Net equalization credits and charges (a)	0.19	0.04	(0.04)	(0.00)(c)	(0.08)
Distributions to shareholders from:
Net investment income	(1.68)	(1.40)	(1.78)	(1.36)	(1.13)
Net asset value, end of period	$123.42	$110.42	$98.00	$85.87	$98.81
Total return (d)	13.36%	14.17%	16.40%	(11.87)%	46.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$92,568	$145,752	$156,805	$267,926	$312,235
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	1.32%	1.25%	1.76%	1.46%	1.27%
Portfolio turnover rate (e)	42%	50%	37%	44%	42%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$103.88	$95.25	$89.12	$94.82	$58.69
Income (loss) from investment operations:
Net investment income (loss) (a)	3.56	3.41	3.05	2.76	2.09
Net realized and unrealized gain (loss) (b)	4.22	8.55	6.18	(5.91)	36.29
Total from investment operations	7.78	11.96	9.23	(3.15)	38.38
Net equalization credits and charges (a)	(0.01)	0.00(c)	(0.00)(c)	0.02	0.06
Distributions to shareholders from:
Net investment income	(3.47)	(3.33)	(3.10)	(2.57)	(2.31)
Net asset value, end of period	$108.18	$103.88	$95.25	$89.12	$94.82
Total return (d)	7.49%	12.72%	10.59%	(3.45)%	66.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$840,592	$785,304	$759,173	$779,832	$655,207
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	3.26%	3.45%	3.26%	2.83%	2.69%
Portfolio turnover rate (e)	29%	35%	33%	40%	58%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$84.11	$71.68	$60.97	$77.52	$53.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.70	0.79	0.77	0.55	0.43
Net realized and unrealized gain (loss) (b)	2.75	12.52	10.79	(16.50)	23.79
Total from investment operations	3.45	13.31	11.56	(15.95)	24.22
Net equalization credits and charges (a)	0.03	(0.03)	(0.01)	0.08	(0.01)
Distributions to shareholders from:
Net investment income	(0.75)	(0.85)	(0.84)	(0.68)	(0.46)
Net asset value, end of period	$86.84	$84.11	$71.68	$60.97	$77.52
Total return (c)	4.15%	18.65%	19.07%	(20.61)%	45.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,262,302	$2,451,857	$1,849,233	$1,289,549	$1,682,086
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.16%	0.15%	0.15%
Net investment income (loss)	0.81%	1.02%	1.15%	0.73%	0.65%
Portfolio turnover rate (d)	41%	51%	52%	43%	37%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$72.97	$68.76	$60.51	$67.55	$42.66
Income (loss) from investment operations:
Net investment income (loss) (a)	1.54	1.30	1.28	1.16	1.04
Net realized and unrealized gain (loss) (b)	6.48	4.22	8.21	(7.00)	24.71
Total from investment operations	8.02	5.52	9.49	(5.84)	25.75
Net equalization credits and charges (a)	(0.07)	(0.04)	(0.02)	0.01	0.15
Distributions to shareholders from:
Net investment income	(1.50)	(1.27)	(1.22)	(1.21)	(1.01)
Net asset value, end of period	$79.42	$72.97	$68.76	$60.51	$67.55
Total return (c)	10.92%	8.02%	15.84%	(8.78)%	61.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,378,647	$2,418,934	$2,224,494	$1,431,126	$1,526,568
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.95%	1.86%	1.94%	1.71%	1.82%
Portfolio turnover rate (d)	37%	41%	46%	32%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 ESG ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 7/28/20*- 6/30/21
Net asset value, beginning of period	$53.08	$43.05	$36.21	$40.12	$30.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.69	0.64	0.63	0.57	0.47
Net realized and unrealized gain (loss) (b)	5.47	10.02	6.80	(3.97)	9.76
Total from investment operations	6.16	10.66	7.43	(3.40)	10.23
Net equalization credits and charges (a)	(0.01)	0.01	0.04	0.05	0.12
Distributions to shareholders from:
Net investment income	(0.69)	(0.64)	(0.63)	(0.56)	(0.48)
Net asset value, end of period	$58.54	$53.08	$43.05	$36.21	$40.12
Total return (c)	11.66%	24.95%	20.86%	(8.48)%	34.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,135,683	$1,284,451	$886,892	$434,577	$235,700
Ratios to average net assets:
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%(d)
Net investment income (loss)	1.25%	1.38%	1.63%	1.36%	1.39%(d)
Portfolio turnover rate (e)	13%	12%	12%	6%	16%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$85.82	$76.91	$70.53	$88.70	$56.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.98	0.97	0.96	0.80	0.52
Net realized and unrealized gain (loss) (b)	2.97	8.87	6.38	(18.19)	31.91
Total from investment operations	3.95	9.84	7.34	(17.39)	32.43
Net equalization credits and charges (a)	0.01	0.01	0.01	(0.00)(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(1.11)	(0.94)	(0.97)	(0.78)	(0.50)
Net asset value, end of period	$88.67	$85.82	$76.91	$70.53	$88.70
Total return (d)	4.61%	12.88%	10.53%	(19.74)%	57.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,400,432	$3,226,944	$2,530,443	$2,038,288	$2,306,075
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.16%	0.15%	0.15%
Net investment income (loss)	1.10%	1.21%	1.30%	0.95%	0.69%
Portfolio turnover rate (e)	50%	53%	48%	44%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$78.42	$77.18	$72.36	$85.72	$49.15
Income (loss) from investment operations:
Net investment income (loss) (a)	1.58	1.65	1.45	1.41	1.07
Net realized and unrealized gain (loss) (b)	1.74	1.48	4.79	(13.35)	36.50
Total from investment operations	3.32	3.13	6.24	(11.94)	37.57
Net equalization credits and charges (a)	(0.01)	(0.01)	(0.01)	(0.00)(c)	0.04
Distributions to shareholders from:
Net investment income	(1.93)	(1.88)	(1.41)	(1.42)	(1.04)
Net asset value, end of period	$79.80	$78.42	$77.18	$72.36	$85.72
Total return (d)	4.13%	4.06%	8.76%	(14.09)%	76.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,639,039	$3,646,674	$3,824,442	$3,835,224	$4,127,553
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.16%	0.15%	0.15%
Net investment income (loss)	1.89%	2.12%	1.90%	1.72%	1.55%
Portfolio turnover rate (e)	45%	58%	46%	38%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$242.73	$185.39	$160.63	$181.66	$134.17
Income (loss) from investment operations:
Net investment income (loss) (a)	2.48	2.01	2.93	2.33	1.61
Net realized and unrealized gain (loss) (b)	23.91	57.30	24.60	(21.01)	47.49
Total from investment operations	26.39	59.31	27.53	(18.68)	49.10
Net equalization credits and charges (a)	0.07	(0.01)	(0.04)	(0.01)	(0.02)
Contribution from affiliate	—	—	0.22	—	—
Distributions to shareholders from:
Net investment income	(2.48)	(1.96)	(2.95)	(2.34)	(1.59)
Net asset value, end of period	$266.71	$242.73	$185.39	$160.63	$181.66
Total return (c)	10.95%	32.16%	17.46%(d)	(10.45)%	36.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$146,691	$106,800	$83,424	$72,286	$86,289
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.13%	0.12%	0.12%
Net investment income (loss)	0.98%	0.98%	1.73%	1.24%	1.01%
Portfolio turnover rate (e)	58%	56%	104%	60%	53%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended June 30, 2023, the total return would have been 17.32%.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$172.15	$148.31	$133.90	$146.31	$97.54
Income (loss) from investment operations:
Net investment income (loss) (a)	3.83	3.44	3.12	2.99	2.56
Net realized and unrealized gain (loss) (b)	19.91	23.73	14.42	(12.36)	48.10
Total from investment operations	23.74	27.17	17.54	(9.37)	50.66
Net equalization credits and charges (a)	0.05	0.08	(0.01)	(0.02)	0.58
Distributions to shareholders from:
Net investment income	(3.83)	(3.41)	(3.12)	(3.02)	(2.47)
Net asset value, end of period	$192.11	$172.15	$148.31	$133.90	$146.31
Total return (c)	13.91%	18.54%	13.29%	(6.60)%	53.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$480,276	$352,914	$231,357	$203,533	$215,082
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.13%	0.12%	0.12%
Net investment income (loss)	2.09%	2.16%	2.21%	2.00%	1.90%
Portfolio turnover rate (d)	17%	13%	14%	11%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Clean Power ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$60.35	$84.70	$78.18	$105.73	$49.44
Income (loss) from investment operations:
Net investment income (loss) (a)	0.52	0.82	0.70	1.05	1.20
Net realized and unrealized gain (loss) (b)	(0.77)	(24.14)	6.55	(27.37)	55.34
Total from investment operations	(0.25)	(23.32)	7.25	(26.32)	56.54
Net equalization credits and charges (a)	(0.01)	(0.05)	0.04	(0.00)(c)	0.50
Distributions to shareholders from:
Net investment income	(0.65)	(0.98)	(0.77)	(1.23)	(0.75)
Net asset value, end of period	$59.44	$60.35	$84.70	$78.18	$105.73
Total return (d)	(0.44)%	(27.69)%	9.35%	(25.03)%	115.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$122,142	$178,946	$339,214	$266,970	$402,315
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	0.87%	1.21%	0.80%	1.15%	1.15%
Portfolio turnover rate (e)	42%	38%	32%	27%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Final Frontiers ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$44.68	$43.72	$35.32	$42.47	$30.36
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.28	0.20	0.18	0.48
Net realized and unrealized gain (loss) (b)	19.78	1.00	8.42	(7.14)	12.32
Total from investment operations	20.07	1.28	8.62	(6.96)	12.80
Net equalization credits and charges (a)	0.00(c)	(0.01)	(0.01)	(0.00)(c)	0.04
Distributions to shareholders from:
Net investment income	(0.35)	(0.31)	(0.21)	(0.19)	(0.73)
Net asset value, end of period	$64.40	$44.68	$43.72	$35.32	$42.47
Total return (d)	45.03%	2.93%	24.43%	(16.42)%	42.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,539	$15,190	$17,923	$17,309	$22,509
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	0.55%	0.66%	0.51%	0.45%	1.26%
Portfolio turnover rate (e)	21%	21%	28%	22%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Future Security ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$56.58	$48.83	$43.97	$51.75	$36.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.09	0.05	0.23	0.19
Net realized and unrealized gain (loss) (b)	19.40	7.77	4.85	(7.76)	15.15
Total from investment operations	19.53	7.86	4.90	(7.53)	15.34
Net equalization credits and charges (a)	(0.00)(c)	(0.01)	(0.00)(c)	(0.02)	0.17
Distributions to shareholders from:
Net investment income	(0.13)	(0.10)	(0.04)	(0.23)	(0.36)
Net asset value, end of period	$75.98	$56.58	$48.83	$43.97	$51.75
Total return (d)	34.54%	16.07%	11.16%	(14.66)%	42.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$73,698	$57,710	$32,719	$28,580	$27,429
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	0.21%	0.17%	0.10%	0.46%	0.42%
Portfolio turnover rate (e)	22%	32%	33%	32%	39%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Intelligent Structures ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$33.28	$35.95	$32.12	$47.76	$29.91
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.36	0.56	0.37	0.56
Net realized and unrealized gain (loss) (b)	2.18	(2.65)	3.83	(15.59)	17.65
Total from investment operations	2.39	(2.29)	4.39	(15.22)	18.21
Net equalization credits and charges (a)	0.01	(0.01)	(0.01)	(0.00)(c)	0.04
Distributions to shareholders from:
Net investment income	(0.26)	(0.37)	(0.55)	(0.42)	(0.40)
Net asset value, end of period	$35.42	$33.28	$35.95	$32.12	$47.76
Total return (d)	7.24%	(6.39)%	13.75%	(32.02)%	61.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,500	$13,312	$23,366	$31,157	$53,013
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	0.62%	1.07%	1.61%	0.88%	1.27%
Portfolio turnover rate (e)	25%	31%	31%	32%	58%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho New Economies Composite ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$46.06	$44.58	$40.57	$66.83	$37.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.46	0.46	0.56	0.62	0.57
Net realized and unrealized gain (loss) (b)	8.44	1.61	4.03	(26.12)	29.61
Total from investment operations	8.90	2.07	4.59	(25.50)	30.18
Net equalization credits and charges (a)	(0.01)	(0.00)(c)	(0.01)	(0.01)	0.01
Distributions to shareholders from:
Net investment income	(0.52)	(0.59)	(0.57)	(0.75)	(0.63)
Net asset value, end of period	$54.43	$46.06	$44.58	$40.57	$66.83
Total return (d)	19.38%	4.69%	11.41%	(38.45)%	81.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,292,150	$1,883,744	$1,810,051	$1,537,096	$2,131,029
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	0.93%	1.04%	1.34%	1.12%	1.01%
Portfolio turnover rate (e)	45%	59%	62%	61%	67%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Smart Mobility ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$27.81	$33.44	$34.44	$62.05	$31.57
Income (loss) from investment operations:
Net investment income (loss) (a)	0.63	0.74	0.71	0.39	0.88
Net realized and unrealized gain (loss) (b)	2.19	(5.49)	(1.13)	(27.65)	30.70
Total from investment operations	2.82	(4.75)	(0.42)	(27.26)	31.58
Net equalization credits and charges (a)	0.45	(0.02)	0.13	0.18	(0.64)
Distributions to shareholders from:
Net investment income	(0.71)	(0.86)	(0.71)	(0.53)	(0.46)
Net asset value, end of period	$30.37	$27.81	$33.44	$34.44	$62.05
Total return (c)	11.91%	(14.40)%	(0.71)%	(43.90)%	98.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,258	$44,215	$53,837	$77,138	$233,305
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	2.27%	2.47%	2.11%	0.75%	1.49%
Portfolio turnover rate (d)	33%	44%	33%	38%	70%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P SmallCap 600 ESG ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 1/11/22*- 6/30/22
Net asset value, beginning of period	$28.99	$26.49	$24.65	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.47	0.41	0.41	0.17
Net realized and unrealized gain (loss) (b)	0.54	2.63	1.86	(5.37)
Total from investment operations	1.01	3.04	2.27	(5.20)
Net equalization credits and charges (a)	(0.02)	(0.06)	0.01	—
Distributions to shareholders from:
Net investment income	(0.57)	(0.48)	(0.42)	(0.15)
Return of capital	—	—	(0.02)	—
Total distributions	(0.57)	(0.48)	(0.44)	(0.15)
Net asset value, end of period	$29.41	$28.99	$26.49	$24.65
Total return (c)	3.36%	11.29%	9.39%	(16.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,353	$5,073	$3,974	$2,465
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%(d)
Net investment income (loss)	1.55%	1.50%	1.59%	1.32%(d)
Portfolio turnover rate (e)	46%	47%	39%	31%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$152.83	$140.50	$130.93	$133.08	$102.17
Income (loss) from investment operations:
Net investment income (loss) (a)	3.38	2.91	2.66	2.09	1.99
Net realized and unrealized gain (loss) (b)	21.98	12.39	9.83	(1.87)	31.82
Total from investment operations	25.36	15.30	12.49	0.22	33.81
Net equalization credits and charges (a)	(0.34)	0.22	(0.25)	(0.05)	(0.15)
Distributions to shareholders from:
Net investment income	(3.33)	(3.19)	(2.67)	(2.32)	(2.75)
Net asset value, end of period	$174.52	$152.83	$140.50	$130.93	$133.08
Total return (c)	16.44%	11.16%	9.48%	0.05%	33.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,092,475	$695,377	$817,722	$557,743	$573,565
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.13%	0.12%	0.12%
Net investment income (loss)	2.00%	2.02%	1.96%	1.50%	1.69%
Portfolio turnover rate (d)	16%	22%	27%	22%	34%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$110.08	$103.22	$104.54	$112.64	$76.41
Income (loss) from investment operations:
Net investment income (loss) (a)	3.51	2.46	2.84	2.11	2.06
Net realized and unrealized gain (loss) (b)	15.20	7.21	(1.22)	(7.72)	36.73
Total from investment operations	18.71	9.67	1.62	(5.61)	38.79
Net equalization credits and charges (a)	(0.05)	0.17	0.01	0.03	(0.10)
Distributions to shareholders from:
Net investment income	(3.65)	(2.98)	(2.95)	(2.52)	(2.46)
Net asset value, end of period	$125.09	$110.08	$103.22	$104.54	$112.64
Total return (c)	16.98%	9.65%	1.56%	(5.07)%	51.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$200,149	$171,727	$190,965	$186,085	$220,778
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.13%	0.12%	0.12%
Net investment income (loss)	2.80%	2.33%	2.65%	1.86%	2.19%
Portfolio turnover rate (d)	48%	56%	31%	23%	52%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR MSCI USA Climate Paris Aligned ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 500 ESG ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
SPDR S&P SmallCap 600 ESG ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except the SPDR S&P 1500 Momentum Tilt ETF, SPDR S&P SmallCap 600 ESG ETF and SPDR MSCI USA Climate Paris Aligned ETF are classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2025, is disclosed in each Fund’s respective Schedule of Investments.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

4.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2025,  the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
SPDR Russell 1000 Low Volatility Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Momentum Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Yield Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR S&P 500 ESG ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Funds' derivative instruments as of June 30, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$25,862	$—	$25,862
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	5,172	—	5,172
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	68,986	—	68,986
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	23,175	—	23,175

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$36,619	$—	$36,619
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	10,513	—	10,513
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	140,871	—	140,871
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	(89,258)	—	(89,258)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$20,837	$—	$20,837
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	3,903	—	3,903
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	58,470	—	58,470
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	25,063	—	25,063
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR MSCI USA Climate Paris Aligned ETF	0.10%
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Yield Focus ETF	0.20
SPDR S&P 400 Mid Cap Growth ETF	0.15
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 500 ESG ETF	0.10
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P Kensho Clean Power ETF	0.45
SPDR S&P Kensho Final Frontiers ETF	0.45
SPDR S&P Kensho Future Security ETF	0.45
SPDR S&P Kensho Intelligent Structures ETF	0.45

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Annual Rate
SPDR S&P Kensho New Economies Composite ETF	0.20%
SPDR S&P Kensho Smart Mobility ETF	0.45
SPDR S&P SmallCap 600 ESG ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2025. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2025 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2025, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

6.    Trustees' Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2025, were as follows:
	Purchases	Sales
SPDR MSCI USA Climate Paris Aligned ETF	$346,512	$456,779
SPDR Russell 1000 Low Volatility Focus ETF	158,985,026	158,154,660
SPDR Russell 1000 Momentum Focus ETF	43,563,026	43,071,435
SPDR Russell 1000 Yield Focus ETF	260,657,085	240,789,113
SPDR S&P 400 Mid Cap Growth ETF	1,056,081,725	1,056,967,156
SPDR S&P 400 Mid Cap Value ETF	994,416,324	983,964,060
SPDR S&P 500 ESG ETF	199,004,366	200,555,408
SPDR S&P 600 Small Cap Growth ETF	1,729,958,237	1,725,639,686
SPDR S&P 600 Small Cap Value ETF	1,734,541,925	1,734,146,726
SPDR S&P 1500 Momentum Tilt ETF	76,969,034	77,018,456
SPDR S&P 1500 Value Tilt ETF	71,690,393	67,805,610
SPDR S&P Kensho Clean Power ETF	62,845,437	62,625,388
SPDR S&P Kensho Final Frontiers ETF	4,168,334	3,884,862
SPDR S&P Kensho Future Security ETF	16,177,117	15,914,884
SPDR S&P Kensho Intelligent Structures ETF	2,580,108	2,554,301
SPDR S&P Kensho New Economies Composite ETF	945,952,651	938,501,972
SPDR S&P Kensho Smart Mobility ETF	9,182,924	9,185,857
SPDR S&P SmallCap 600 ESG ETF	3,109,050	3,096,990
SPDR SSGA US Large Cap Low Volatility Index ETF	150,792,538	140,339,477
SPDR SSGA US Small Cap Low Volatility Index ETF	100,083,047	93,957,442
For the year ended June 30, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR MSCI USA Climate Paris Aligned ETF	$1,211,431	$1,040,750	$95,405
SPDR Russell 1000 Low Volatility Focus ETF	157,126,879	260,209,847	69,430,419
SPDR Russell 1000 Momentum Focus ETF	2,232,779	69,253,363	18,667,195
SPDR Russell 1000 Yield Focus ETF	371,778,066	366,718,975	77,879,414
SPDR S&P 400 Mid Cap Growth ETF	530,059,389	734,384,884	122,300,134
SPDR S&P 400 Mid Cap Value ETF	2,133,008,079	2,376,063,297	418,232,805
SPDR S&P 500 ESG ETF	666,857,970	910,887,516	261,267,667
SPDR S&P 600 Small Cap Growth ETF	501,206,883	395,624,410	88,276,487
SPDR S&P 600 Small Cap Value ETF	1,605,570,515	1,658,437,272	427,803,516
SPDR S&P 1500 Momentum Tilt ETF	66,375,547	37,544,408	12,567,429
SPDR S&P 1500 Value Tilt ETF	140,365,861	61,192,146	18,152,115
SPDR S&P Kensho Clean Power ETF	9,202,720	61,877,153	6,585,628
SPDR S&P Kensho Final Frontiers ETF	5,937,918	5,660,498	3,275,200

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Kensho Future Security ETF	$45,363,753	$47,156,458	$16,065,839
SPDR S&P Kensho Intelligent Structures ETF	—	5,528,738	540,320
SPDR S&P Kensho New Economies Composite ETF	930,958,776	897,439,285	389,461,353
SPDR S&P Kensho Smart Mobility ETF	15,549,103	40,220,431	1,118,179
SPDR S&P SmallCap 600 ESG ETF	5,631,349	3,590,637	618,616
SPDR SSGA US Large Cap Low Volatility Index ETF	660,094,162	384,970,481	85,440,527
SPDR SSGA US Small Cap Low Volatility Index ETF	94,570,867	93,195,997	20,907,205
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book tax differences. These adjustments have no impact on NAV or results of operations. Temporary book tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in kind transactions, real estate investment trusts, passive foreign investment companies, foreign currency, royalty trusts, futures contracts mark to market, wash sale loss deferrals, and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2025, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR MSCI USA Climate Paris Aligned ETF	$143,658	$—	$143,658
SPDR Russell 1000 Low Volatility Focus ETF	11,789,931	—	11,789,931
SPDR Russell 1000 Momentum Focus ETF	1,404,592	—	1,404,592
SPDR Russell 1000 Yield Focus ETF	26,273,241	—	26,273,241
SPDR S&P 400 Mid Cap Growth ETF	22,550,206	—	22,550,206

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P 400 Mid Cap Value ETF	$49,303,555	$—	$49,303,555
SPDR S&P 500 ESG ETF	18,691,744	—	18,691,744
SPDR S&P 600 Small Cap Growth ETF	43,845,204	—	43,845,204
SPDR S&P 600 Small Cap Value ETF	88,961,643	—	88,961,643
SPDR S&P 1500 Momentum Tilt ETF	1,338,990	—	1,338,990
SPDR S&P 1500 Value Tilt ETF	8,591,316	—	8,591,316
SPDR S&P Kensho Clean Power ETF	1,592,496	—	1,592,496
SPDR S&P Kensho Final Frontiers ETF	121,960	—	121,960
SPDR S&P Kensho Future Security ETF	144,112	—	144,112
SPDR S&P Kensho Intelligent Structures ETF	74,522	—	74,522
SPDR S&P Kensho New Economies Composite ETF	21,708,860	—	21,708,860
SPDR S&P Kensho Smart Mobility ETF	715,913	—	715,913
SPDR S&P SmallCap 600 ESG ETF	128,186	—	128,186
SPDR SSGA US Large Cap Low Volatility Index ETF	17,718,170	—	17,718,170
SPDR SSGA US Small Cap Low Volatility Index ETF	5,752,092	—	5,752,092
The tax character of distributions paid during the year ended June 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR MSCI USA Climate Paris Aligned ETF	$ 818,255	$ —	$ 818,255
SPDR Russell 1000 Low Volatility Focus ETF	11,077,139	—	11,077,139
SPDR Russell 1000 Momentum Focus ETF	2,028,167	—	2,028,167
SPDR Russell 1000 Yield Focus ETF	25,771,600	—	25,771,600
SPDR S&P 400 Mid Cap Growth ETF	25,105,656	—	25,105,656
SPDR S&P 400 Mid Cap Value ETF	42,103,288	—	42,103,288
SPDR S&P 500 ESG ETF	15,041,149	—	15,041,149
SPDR S&P 600 Small Cap Growth ETF	34,338,059	—	34,338,059
SPDR S&P 600 Small Cap Value ETF	90,691,924	—	90,691,924
SPDR S&P 1500 Momentum Tilt ETF	858,890	—	858,890
SPDR S&P 1500 Value Tilt ETF	6,381,059	—	6,381,059
SPDR S&P Kensho Clean Power ETF	3,354,549	—	3,354,549
SPDR S&P Kensho Final Frontiers ETF	116,041	—	116,041
SPDR S&P Kensho Future Security ETF	75,999	—	75,999
SPDR S&P Kensho Intelligent Structures ETF	199,997	—	199,997
SPDR S&P Kensho New Economies Composite ETF	24,011,717	—	24,011,717
SPDR S&P Kensho Smart Mobility ETF	1,314,818	—	1,314,818
SPDR S&P SmallCap 600 ESG ETF	74,260	—	74,260
SPDR SSGA US Large Cap Low Volatility Index ETF	16,227,652	—	16,227,652
SPDR SSGA US Small Cap Low Volatility Index ETF	5,000,516	—	5,000,516

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

At June 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR MSCI USA Climate Paris Aligned ETF	$—	$(1,690,956)	$—	$118,979	$(1,571,977)
SPDR Russell 1000 Low Volatility Focus ETF	72,913	(117,118,334)	—	53,090,187	(63,955,234)
SPDR Russell 1000 Momentum Focus ETF	309,420	(110,583,063)	—	14,685,983	(95,587,660)
SPDR Russell 1000 Yield Focus ETF	2,667,146	(138,186,628)	—	9,039,383	(126,480,099)
SPDR S&P 400 Mid Cap Growth ETF	—	(706,897,107)	—	179,660,364	(527,236,743)
SPDR S&P 400 Mid Cap Value ETF	6,126,704	(735,993,499)	—	(102,181,894)	(832,048,689)
SPDR S&P 500 ESG ETF	189,214	(51,157,431)	—	118,755,774	67,787,557
SPDR S&P 600 Small Cap Growth ETF	—	(702,878,517)	—	431,796,435	(271,082,082)
SPDR S&P 600 Small Cap Value ETF	—	(1,620,666,003)	—	(216,538,436)	(1,837,204,439)
SPDR S&P 1500 Momentum Tilt ETF	27,637	(20,610,792)	—	36,867,555	16,284,400
SPDR S&P 1500 Value Tilt ETF	—	(14,106,891)	—	56,862,851	42,755,960
SPDR S&P Kensho Clean Power ETF	—	(196,786,828)	—	(36,084,028)	(232,870,856)
SPDR S&P Kensho Final Frontiers ETF	—	(3,384,961)	—	5,970,678	2,585,717
SPDR S&P Kensho Future Security ETF	21,118	(7,754,836)	—	7,014,791	(718,927)
SPDR S&P Kensho Intelligent Structures ETF	27,498	(16,918,316)	—	(30,257)	(16,921,075)
SPDR S&P Kensho New Economies Composite ETF	5,096,238	(1,128,319,748)	—	242,718,615	(880,504,895)
SPDR S&P Kensho Smart Mobility ETF	178,358	(103,748,157)	—	(8,710,424)	(112,280,223)
SPDR S&P SmallCap 600 ESG ETF	—	(936,622)	—	285,154	(651,468)
SPDR SSGA US Large Cap Low Volatility Index ETF	—	(82,543,252)	—	83,892,624	1,349,372
SPDR SSGA US Small Cap Low Volatility Index ETF	—	(60,258,434)	—	4,021,442	(56,236,992)
As of June 30, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR MSCI USA Climate Paris Aligned ETF	$152,581	$1,538,375
SPDR Russell 1000 Low Volatility Focus ETF	43,729,256	73,389,078
SPDR Russell 1000 Momentum Focus ETF	75,638,476	34,944,587
SPDR Russell 1000 Yield Focus ETF	22,725,984	115,460,644
SPDR S&P 400 Mid Cap Growth ETF	368,737,449	338,159,658
SPDR S&P 400 Mid Cap Value ETF	272,275,943	463,717,556
SPDR S&P 500 ESG ETF	24,193,332	26,964,099
SPDR S&P 600 Small Cap Growth ETF	527,506,128	175,372,389
SPDR S&P 600 Small Cap Value ETF	535,951,422	1,084,714,581
SPDR S&P 1500 Momentum Tilt ETF	20,610,792	—
SPDR S&P 1500 Value Tilt ETF	3,543,343	10,563,548
SPDR S&P Kensho Clean Power ETF	74,301,207	122,485,621
SPDR S&P Kensho Final Frontiers ETF	1,702,937	1,682,024
SPDR S&P Kensho Future Security ETF	3,567,991	4,186,845

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P Kensho Intelligent Structures ETF	$7,037,966	$9,880,350
SPDR S&P Kensho New Economies Composite ETF	683,781,553	444,538,195
SPDR S&P Kensho Smart Mobility ETF	47,580,960	56,167,197
SPDR S&P SmallCap 600 ESG ETF	293,315	643,307
SPDR SSGA US Large Cap Low Volatility Index ETF	50,890,941	31,652,311
SPDR SSGA US Small Cap Low Volatility Index ETF	19,988,778	40,269,656
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR MSCI USA Climate Paris Aligned ETF	$2,503,996	$270,634	$151,655	$118,979
SPDR Russell 1000 Low Volatility Focus ETF	537,324,806	71,353,250	18,263,063	53,090,187
SPDR Russell 1000 Momentum Focus ETF	78,247,187	16,605,011	1,919,028	14,685,983
SPDR Russell 1000 Yield Focus ETF	832,409,248	56,964,811	47,925,428	9,039,383
SPDR S&P 400 Mid Cap Growth ETF	2,120,607,306	324,930,936	145,270,572	179,660,364
SPDR S&P 400 Mid Cap Value ETF	2,569,276,648	156,091,613	258,273,507	(102,181,894)
SPDR S&P 500 ESG ETF	1,016,263,710	165,669,444	46,913,670	118,755,774
SPDR S&P 600 Small Cap Growth ETF	3,280,651,774	702,283,810	270,487,375	431,796,435
SPDR S&P 600 Small Cap Value ETF	4,168,261,069	346,818,887	563,357,323	(216,538,436)
SPDR S&P 1500 Momentum Tilt ETF	109,891,573	39,720,395	2,852,840	36,867,555
SPDR S&P 1500 Value Tilt ETF	425,028,495	83,094,552	26,231,701	56,862,851
SPDR S&P Kensho Clean Power ETF	169,288,043	19,845,941	55,930,032	(36,084,091)
SPDR S&P Kensho Final Frontiers ETF	17,081,009	6,265,805	295,127	5,970,678
SPDR S&P Kensho Future Security ETF	70,796,773	11,607,957	4,593,166	7,014,791
SPDR S&P Kensho Intelligent Structures ETF	8,926,910	1,308,511	1,335,502	(26,991)
SPDR S&P Kensho New Economies Composite ETF	2,276,420,308	383,287,449	140,568,683	242,718,766
SPDR S&P Kensho Smart Mobility ETF	31,818,826	1,946,793	10,657,264	(8,710,471)
SPDR S&P SmallCap 600 ESG ETF	7,058,582	791,456	506,302	285,154
SPDR SSGA US Large Cap Low Volatility Index ETF	1,011,787,659	112,061,751	28,169,127	83,892,624
SPDR SSGA US Small Cap Low Volatility Index ETF	200,738,964	16,291,046	12,269,604	4,021,442
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Russell 1000 Low Volatility Focus ETF	$ 3,241,939	$ 3,080,540	$ 237,632	$ 3,318,172
SPDR Russell 1000 Momentum Focus ETF	368,127	254,914	119,980	374,894
SPDR Russell 1000 Yield Focus ETF	3,707,620	2,849,891	901,674	3,751,565
SPDR S&P 400 Mid Cap Growth ETF	130,786,816	38,650,091	95,000,162	133,650,253
SPDR S&P 400 Mid Cap Value ETF	205,094,699	91,953,099	118,099,125	210,052,224
SPDR S&P 600 Small Cap Growth ETF	541,624,715	314,598,308	239,634,257	554,232,565
SPDR S&P 600 Small Cap Value ETF	556,357,056	320,824,963	256,823,064	577,648,027
SPDR S&P 1500 Momentum Tilt ETF	246,812	127,829	124,940	252,769
SPDR S&P 1500 Value Tilt ETF	3,089,194	1,991,352	1,185,138	3,176,490
SPDR S&P Kensho Clean Power ETF	25,445,447	11,143,238	14,491,129	25,634,367
SPDR S&P Kensho Final Frontiers ETF	501,460	508,189	—	508,189
SPDR S&P Kensho Future Security ETF	4,632,263	4,099,311	714,713	4,814,024
SPDR S&P Kensho Intelligent Structures ETF	484,973	404,731	78,072	482,803
SPDR S&P Kensho New Economies Composite ETF	299,337,424	229,135,396	78,709,352	307,844,748
SPDR S&P Kensho Smart Mobility ETF	3,202,582	1,857,187	1,480,418	3,337,605
SPDR SSGA US Large Cap Low Volatility Index ETF	10,792,489	4,392,179	6,463,817	10,855,996
SPDR SSGA US Small Cap Low Volatility Index ETF	15,152,497	4,691,488	10,837,809	15,529,297
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2025:
		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	$3,080,540	$—	$—	$—	$3,080,540	$3,080,540
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	254,914	—	—	—	254,914	254,914
SPDR Russell 1000 Yield Focus ETF	Common Stocks	2,849,891	—	—	—	2,849,891	2,849,891
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	38,650,091	—	—	—	38,650,091	38,650,091
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	91,953,099	—	—	—	91,953,099	91,953,099
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	314,598,308	—	—	—	314,598,308	314,598,308
SPDR S&P 600 Small Cap Value ETF	Common Stocks	320,824,963	—	—	—	320,824,963	320,824,963
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	127,829	—	—	—	127,829	127,829

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P 1500 Value Tilt ETF	Common Stocks	$1,991,352	$—	$—	$—	$1,991,352	$1,991,352
SPDR S&P Kensho Clean Power ETF	Common Stocks	11,143,238	—	—	—	11,143,238	11,143,238
SPDR S&P Kensho Final Frontiers ETF	Common Stocks	508,189	—	—	—	508,189	508,189
SPDR S&P Kensho Future Security ETF	Common Stocks	4,099,311	—	—	—	4,099,311	4,099,311
SPDR S&P Kensho Intelligent Structures ETF	Common Stocks	404,731	—	—	—	404,731	404,731
SPDR S&P Kensho New Economies Composite ETF	Common Stocks	229,135,396	—	—	—	229,135,396	229,135,396
SPDR S&P Kensho Smart Mobility ETF	Common Stocks	1,857,187	—	—	—	1,857,187	1,857,187
SPDR SSGA US Large Cap Low Volatility Index ETF	Common Stocks	4,392,179	—	—	—	4,392,179	4,392,179
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	4,691,488	—	—	—	4,691,488	4,691,488
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR MSCI USA Climate Paris Aligned ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Yield Focus ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 500 ESG ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR S&P 1500 Momentum Tilt ETF,  SPDR S&P 1500 Value Tilt ETF, SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Smart Mobility ETF, SPDR S&P SmallCap 600 ESG ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR MSCI USA Climate Paris Aligned ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Yield Focus ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 500 ESG ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR S&P 1500 Momentum Tilt ETF,  SPDR S&P 1500 Value Tilt ETF, SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Smart Mobility ETF, SPDR S&P SmallCap 600 ESG ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF (collectively, the “Funds”) (twenty of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twenty of the funds constituting SPDR® Series Trust) at June 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  (continued)

Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Russell 1000 Low Volatility Focus ETF

SPDR Russell 1000 Momentum Focus ETF

SPDR Russell 1000 Yield Focus ETF

SPDR S&P 400 Mid Cap Growth ETF

SPDR S&P 400 Mid Cap Value ETF

SPDR S&P 600 Small Cap Growth ETF

SPDR S&P 600 Small Cap Value ETF

SPDR S&P 1500 Momentum Tilt ETF

SPDR S&P 1500 Value Tilt ETF

SPDR S&P Kensho Future Security ETF

SPDR S&P Kensho Intelligent Structures ETF

SPDR S&P Kensho Smart Mobility ETF

SPDR SSGA US Large Cap Low Volatility Index ETF

SPDR SSGA US Small Cap Low Volatility Index ETF

SPDR S&P Kensho Clean Power ETF

SPDR S&P Kensho Final Frontiers ETF

SPDR S&P Kensho New Economies Composite ETF
	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the five years in the period ended June 30, 2025
SPDR MSCI USA Climate Paris Aligned ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the three years in the period ended June 30, 2025 and the period from April 22, 2022 (commencement of operations) through June 30, 2022
SPDR S&P 500 ESG ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the four years in the period ended June 30, 2025 and the period from July 28, 2020 (commencement of operations) through June 30, 2021

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  (continued)

Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR S&P SmallCap 600 ESG ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the three years in the period ended June 30, 2025 and the period from January 11, 2022 (commencement of operations) through June 30, 2022
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
August 29, 2025

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2025.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2025 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2025 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements
At a meeting held on May 14-15, 2025, the Board of Trustees of SPDR Series Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SST (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 17th and again on May 13th to discuss matters related to the Board’s evaluation of the Advisory Agreement and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.

Annual Financial Statements and Other Information
June 30, 2025
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P Sector Neutral Dividend ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.1%
DIVERSIFIED REITs — 2.9%
Alexander & Baldwin, Inc. REIT	154,455	$2,753,933
American Assets Trust, Inc. REIT	100,306	1,981,043
Broadstone Net Lease, Inc. REIT	401,641	6,446,338
Essential Properties Realty Trust, Inc. REIT	419,557	13,388,064
Gladstone Commercial Corp. REIT	98,276	1,408,295
Global Net Lease, Inc. REIT	407,203	3,074,383
WP Carey, Inc. REIT	465,142	29,015,558
		58,067,614
HEALTH CARE REITs — 18.6%
Alexandria Real Estate Equities, Inc. REIT	327,110	23,757,999
American Healthcare REIT, Inc.	338,780	12,446,777
CareTrust REIT, Inc.	407,248	12,461,789
Community Healthcare Trust, Inc. REIT	53,396	887,975
Diversified Healthcare Trust REIT (a)	461,214	1,651,146
Global Medical REIT, Inc. (a)	133,551	925,508
Healthcare Realty Trust, Inc. REIT	746,544	11,840,188
Healthpeak Properties, Inc. REIT	1,475,888	25,842,799
Medical Properties Trust, Inc. REIT (a)	1,276,322	5,500,948
National Health Investors, Inc. REIT	99,147	6,952,188
Omega Healthcare Investors, Inc. REIT	614,732	22,529,928
Sila Realty Trust, Inc. REIT	117,177	2,773,580
Universal Health Realty Income Trust REIT	27,055	1,081,388
Ventas, Inc. REIT	957,029	60,436,381
Welltower, Inc. REIT	1,197,142	184,036,640
		373,125,234
HOTEL & RESORT REITs — 3.1%
Apple Hospitality REIT, Inc.	470,073	5,485,752
Chatham Lodging Trust REIT	104,000	724,880
DiamondRock Hospitality Co. REIT	438,304	3,357,409
Host Hotels & Resorts, Inc. REIT	1,473,696	22,635,970
Park Hotels & Resorts, Inc. REIT	424,633	4,343,995
Pebblebrook Hotel Trust REIT	252,141	2,518,889
RLJ Lodging Trust REIT	318,231	2,316,722
Ryman Hospitality Properties, Inc. REIT	127,416	12,572,137
Service Properties Trust REIT (a)	354,026	846,122
Summit Hotel Properties, Inc. REIT (a)	232,172	1,181,755
Sunstone Hotel Investors, Inc. REIT	422,431	3,666,701
Xenia Hotels & Resorts, Inc. REIT	209,666	2,635,502
		62,285,834
INDUSTRIAL REITs — 14.2%
Americold Realty Trust, Inc. REIT	556,494	9,254,495
Security Description	Shares	Value
EastGroup Properties, Inc. REIT	111,409	$18,618,672
First Industrial Realty Trust, Inc. REIT	281,223	13,535,263
Innovative Industrial Properties, Inc. REIT	59,476	3,284,265
LXP Industrial Trust REIT	628,262	5,189,444
Plymouth Industrial REIT, Inc.	84,185	1,352,011
Prologis, Inc. REIT	1,788,151	187,970,433
Rexford Industrial Realty, Inc. REIT	501,575	17,841,023
STAG Industrial, Inc. REIT	396,435	14,382,662
Terreno Realty Corp. REIT	219,515	12,308,206
		283,736,474
OFFICE REITs — 4.9%
Brandywine Realty Trust REIT	367,437	1,576,305
BXP, Inc. REIT	309,439	20,877,849
COPT Defense Properties REIT	239,302	6,599,949
Cousins Properties, Inc. REIT	356,748	10,713,142
Douglas Emmett, Inc. REIT	355,666	5,349,217
Easterly Government Properties, Inc. REIT (a)	89,596	1,989,031
Empire State Realty Trust, Inc. Class A REIT	291,796	2,360,630
Equity Commonwealth REIT (a) (b) (c)	207,801	—
Highwoods Properties, Inc. REIT	229,046	7,121,040
Hudson Pacific Properties, Inc. REIT (a) (c)	718,421	1,968,474
JBG SMITH Properties REIT	155,211	2,685,150
Kilroy Realty Corp. REIT	226,102	7,757,560
NET Lease Office Properties REIT (a) (c)	31,463	1,024,121
Paramount Group, Inc. REIT (c)	391,241	2,386,570
Piedmont Realty Trust, Inc. REIT (a)	264,266	1,926,499
SL Green Realty Corp. REIT	150,825	9,336,067
Vornado Realty Trust REIT (a)	354,782	13,566,864
		97,238,468
RESIDENTIAL REITs — 19.1%
American Homes 4 Rent Class A REIT	675,130	24,351,939
Apartment Investment & Management Co. Class A REIT	276,925	2,395,401
AvalonBay Communities, Inc. REIT	301,556	61,366,646
Camden Property Trust REIT	226,940	25,573,869
Centerspace REIT	35,595	2,142,463
Elme Communities REIT	187,242	2,977,148
Equity LifeStyle Properties, Inc. REIT	406,151	25,047,332
Equity Residential REIT	725,017	48,931,397
Essex Property Trust, Inc. REIT	136,733	38,750,132
Independence Realty Trust, Inc. REIT	495,813	8,770,932
Invitation Homes, Inc. REIT	1,208,408	39,635,783

See accompanying notes to financial statements.
1

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	248,636	$36,800,614
NexPoint Residential Trust, Inc. REIT	46,757	1,557,943
Sun Communities, Inc. REIT	254,901	32,242,428
UDR, Inc. REIT	640,475	26,150,594
UMH Properties, Inc. REIT	166,055	2,788,064
Veris Residential, Inc. REIT	172,307	2,565,651
		382,048,336
RETAIL REITs — 18.0%
Acadia Realty Trust REIT	278,226	5,166,657
Agree Realty Corp. REIT	233,262	17,042,122
Brixmor Property Group, Inc. REIT	650,130	16,929,385
Curbline Properties Corp. REIT	201,188	4,593,122
Federal Realty Investment Trust REIT	164,919	15,665,656
Getty Realty Corp. REIT	108,329	2,994,214
Kimco Realty Corp. REIT	1,437,072	30,207,253
Kite Realty Group Trust REIT	466,979	10,577,074
Macerich Co. REIT	536,717	8,684,081
NETSTREIT Corp.	173,576	2,938,642
NNN REIT, Inc.	399,280	17,240,910
Phillips Edison & Co., Inc. REIT	266,342	9,329,960
Realty Income Corp. REIT	1,568,313	90,350,512
Regency Centers Corp. REIT	347,046	24,720,087
Simon Property Group, Inc. REIT	567,204	91,183,715
SITE Centers Corp. REIT	100,226	1,133,556
Tanger, Inc. REIT (a)	240,375	7,350,667
Urban Edge Properties REIT	267,177	4,985,523
		361,093,136
SPECIALIZED REITs — 18.3%
CubeSmart REIT	484,293	20,582,452
Digital Realty Trust, Inc. REIT	515,109	89,798,952
EPR Properties REIT	161,628	9,416,447
Equinix, Inc. REIT	101,362	80,630,430
Extra Space Storage, Inc. REIT	450,115	66,364,956
Four Corners Property Trust, Inc. REIT	213,453	5,744,020
National Storage Affiliates Trust REIT	149,423	4,780,042
Security Description	Shares	Value
Public Storage REIT	301,816	$88,558,851
		365,876,150
TOTAL COMMON STOCKS (Cost $2,343,477,603)		1,983,471,246
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	9,535,100	9,535,100
State Street Navigator Securities Lending Portfolio II (f) (g)	4,630,940	4,630,940
TOTAL SHORT-TERM INVESTMENTS (Cost $14,166,040)		14,166,040
TOTAL INVESTMENTS — 99.8% (Cost $2,357,643,643)		1,997,637,286
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		3,936,383
NET ASSETS — 100.0%		$2,001,573,669
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	499	09/19/2025	$18,125,562	$18,106,801	$(18,761)

During the year ended June 30, 2025, the average notional value related to futures contracts was $19,160,192.
See accompanying notes to financial statements.
2

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,983,471,246	$—	$0(a)	$1,983,471,246
Short-Term Investments	14,166,040	—	—	14,166,040
TOTAL INVESTMENTS	$1,997,637,286	$—	$0	$1,997,637,286
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(18,761)	$—	$—	$(18,761)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(18,761)	$—	$—	$(18,761)
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,547,402	$10,550,566	$24,878,866	$35,429,432	$332	$(332)	—	$—	$223,849
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	122,276,348	112,741,248	—	—	9,535,100	9,535,100	627,987
State Street Navigator Securities Lending Portfolio II	3,521,807	3,521,807	317,779,195	316,670,062	—	—	4,630,940	4,630,940	25,531
Total		$14,072,373	$464,934,409	$464,840,742	$332	$(332)		$14,166,040	$877,367
See accompanying notes to financial statements.
3

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
ATI, Inc. (a)	639,018	$55,172,814
BWX Technologies, Inc.	413,497	59,568,378
Curtiss-Wright Corp.	170,717	83,403,790
Hexcel Corp.	363,747	20,548,068
Woodward, Inc.	269,542	66,062,049
		284,755,099
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a) (b)	518,300	25,241,210
AIRLINES — 0.5%
Alaska Air Group, Inc. (a) (b)	549,892	27,208,656
American Airlines Group, Inc. (a) (b)	2,987,477	33,519,492
		60,728,148
AUTO COMPONENTS — 0.8%
Autoliv, Inc.	321,810	36,010,539
Gentex Corp.	1,017,867	22,382,895
Goodyear Tire & Rubber Co. (a) (b)	1,287,158	13,347,829
Lear Corp. (b)	242,481	23,030,845
Visteon Corp. (a)	123,237	11,498,012
		106,270,120
AUTOMOBILES — 0.3%
Harley-Davidson, Inc. (b)	495,281	11,688,632
Thor Industries, Inc. (b)	240,603	21,367,952
		33,056,584
BANKS — 6.6%
Associated Banc-Corp.	740,579	18,062,722
Bank OZK	477,016	22,448,373
Cadence Bank	844,252	26,999,179
Columbia Banking System, Inc. (b)	947,374	22,149,604
Comerica, Inc.	594,244	35,446,655
Commerce Bancshares, Inc.	549,396	34,155,949
Cullen/Frost Bankers, Inc.	290,469	37,336,885
East West Bancorp, Inc.	624,185	63,030,201
First Financial Bankshares, Inc.	581,449	20,920,535
First Horizon Corp.	2,297,672	48,710,646
Flagstar Financial, Inc. (b)	1,368,933	14,510,690
FNB Corp.	1,625,860	23,705,039
Glacier Bancorp, Inc.	536,252	23,101,736
Hancock Whitney Corp.	389,030	22,330,322
Home BancShares, Inc.	830,814	23,644,967
International Bancshares Corp.	241,647	16,084,024
Old National Bancorp	1,474,618	31,468,348
Pinnacle Financial Partners, Inc.	348,235	38,448,626
Prosperity Bancshares, Inc.	430,808	30,259,954
SouthState Corp.	445,952	41,040,963
Synovus Financial Corp.	629,707	32,587,337
Texas Capital Bancshares, Inc. (a)	207,849	16,503,211
UMB Financial Corp.	323,276	33,995,704
Security Description	Shares	Value
United Bankshares, Inc.	641,147	$23,356,985
Valley National Bancorp	2,147,106	19,173,657
Webster Financial Corp.	762,039	41,607,329
Western Alliance Bancorp	493,225	38,461,686
Wintrust Financial Corp.	303,196	37,590,240
Zions Bancorp NA	668,627	34,728,486
		871,860,053
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	37,302	7,117,595
Celsius Holdings, Inc. (a)	711,983	33,028,891
Coca-Cola Consolidated, Inc.	265,230	29,612,929
		69,759,415
BIOTECHNOLOGY — 2.2%
BioMarin Pharmaceutical, Inc. (a)	868,703	47,752,604
Cytokinetics, Inc. (a)	540,996	17,874,508
Exelixis, Inc. (a)	1,235,323	54,446,861
Halozyme Therapeutics, Inc. (a)	558,163	29,035,639
Neurocrine Biosciences, Inc. (a)	448,307	56,347,707
Roivant Sciences Ltd. (a) (b)	1,903,352	21,450,777
Sarepta Therapeutics, Inc. (a)	445,182	7,612,612
United Therapeutics Corp. (a)	204,321	58,711,640
		293,232,348
BROADLINE RETAIL — 0.4%
Macy's, Inc.	1,254,123	14,623,074
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	277,049	36,509,517
		51,132,591
BUILDING PRODUCTS — 2.2%
AAON, Inc. (b)	305,034	22,496,257
Advanced Drainage Systems, Inc.	319,234	36,667,217
Carlisle Cos., Inc. (b)	195,469	72,988,125
Fortune Brands Innovations, Inc.	544,747	28,043,576
Owens Corning	385,277	52,983,293
Simpson Manufacturing Co., Inc.	189,385	29,413,384
Trex Co., Inc. (a) (b)	484,455	26,344,663
UFP Industries, Inc.	273,247	27,149,822
		296,086,337
CAPITAL MARKETS — 3.8%
Affiliated Managers Group, Inc.	128,793	25,342,599
Carlyle Group, Inc. (b)	965,165	49,609,481
Evercore, Inc. Class A	162,874	43,979,237
Federated Hermes, Inc.	341,823	15,149,595
Hamilton Lane, Inc. Class A (b)	195,964	27,850,404
Houlihan Lokey, Inc.	243,408	43,801,270
Interactive Brokers Group, Inc. Class A	1,968,745	109,088,160
Janus Henderson Group PLC	570,216	22,147,189
Jefferies Financial Group, Inc.	736,242	40,265,075
Morningstar, Inc.	120,574	37,851,796
SEI Investments Co.	428,552	38,509,683

See accompanying notes to financial statements.
4

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Stifel Financial Corp.	465,335	$48,292,466
		501,886,955
CHEMICALS — 1.5%
Ashland, Inc.	207,000	10,407,960
Avient Corp.	412,696	13,334,208
Axalta Coating Systems Ltd. (a)	986,433	29,287,196
Cabot Corp.	243,006	18,225,450
NewMarket Corp.	34,170	23,606,686
Olin Corp. (b)	522,426	10,495,538
RPM International, Inc.	581,111	63,829,232
Scotts Miracle-Gro Co.	194,638	12,838,323
Westlake Corp.	151,088	11,472,112
		193,496,705
COMMERCIAL SERVICES & SUPPLIES — 1.8%
Brink's Co.	190,244	16,986,887
Clean Harbors, Inc. (a)	228,120	52,736,781
MSA Safety, Inc.	177,520	29,739,926
RB Global, Inc.	838,884	89,081,092
Tetra Tech, Inc.	1,193,612	42,922,287
		231,466,973
COMMUNICATIONS EQUIPMENT — 0.6%
Ciena Corp. (a)	642,720	52,272,418
Lumentum Holdings, Inc. (a) (b)	314,374	29,884,392
		82,156,810
CONSTRUCTION & ENGINEERING — 3.3%
AECOM	599,756	67,688,462
API Group Corp. (a)	1,098,731	56,090,218
Comfort Systems USA, Inc.	159,435	85,490,641
EMCOR Group, Inc.	202,751	108,449,482
Fluor Corp. (a)	745,906	38,242,601
MasTec, Inc. (a)	277,434	47,283,077
Valmont Industries, Inc.	90,622	29,594,426
		432,838,907
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	150,515	30,420,587
Knife River Corp. (a) (b)	255,977	20,897,962
		51,318,549
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	1,252,309	48,777,435
FirstCash Holdings, Inc.	174,735	23,613,688
SLM Corp. (b)	951,321	31,193,816
		103,584,939
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.3%
Albertsons Cos., Inc. Class A	1,825,027	39,256,331
BJ's Wholesale Club Holdings, Inc. (a)	597,025	64,377,206
Casey's General Stores, Inc.	168,153	85,803,431
Maplebear, Inc. (a)	744,098	33,662,993
Performance Food Group Co. (a)	706,087	61,761,430
Sprouts Farmers Market, Inc. (a)	443,287	72,982,772
Security Description	Shares	Value
U.S. Foods Holding Corp. (a)	1,047,966	$80,703,862
		438,548,025
CONTAINERS & PACKAGING — 1.3%
AptarGroup, Inc.	299,124	46,791,967
Crown Holdings, Inc.	521,226	53,675,854
Graphic Packaging Holding Co. (b)	1,366,891	28,800,393
Greif, Inc. Class A	116,623	7,579,329
Silgan Holdings, Inc.	366,945	19,881,080
Sonoco Products Co.	444,255	19,351,748
		176,080,371
DIVERSIFIED CONSUMER SERVICES — 1.5%
Duolingo, Inc. (a)	177,856	72,924,517
Graham Holdings Co. Class B	15,377	14,549,256
Grand Canyon Education, Inc. (a)	126,703	23,946,867
H&R Block, Inc.	605,273	33,223,435
Service Corp. International	644,855	52,491,197
		197,135,272
DIVERSIFIED REITs — 0.5%
WP Carey, Inc. REIT	991,934	61,876,843
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Frontier Communications Parent, Inc. (a)	1,008,876	36,723,087
Iridium Communications, Inc. (b)	491,548	14,830,003
		51,553,090
ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	261,555	16,757,829
IDACORP, Inc. (b)	244,708	28,251,539
OGE Energy Corp.	908,771	40,331,257
Portland General Electric Co.	494,339	20,084,993
TXNM Energy, Inc.	419,742	23,639,869
		129,065,487
ELECTRICAL EQUIPMENT — 1.6%
Acuity, Inc.	138,680	41,373,791
EnerSys	178,135	15,278,639
NEXTracker, Inc. Class A (a)	649,778	35,328,430
nVent Electric PLC	745,342	54,596,302
Regal Rexnord Corp.	299,490	43,414,070
Sensata Technologies Holding PLC	662,677	19,953,204
		209,944,436
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Arrow Electronics, Inc. (a)	234,702	29,908,076
Avnet, Inc.	379,844	20,162,119
Belden, Inc.	178,917	20,718,589
Cognex Corp.	760,083	24,109,833
Coherent Corp. (a)	704,110	62,813,653
Crane NXT Co. (b)	222,074	11,969,789
Fabrinet (a) (b)	162,138	47,778,826
Flex Ltd. (a)	1,735,386	86,630,469

See accompanying notes to financial statements.
5

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
IPG Photonics Corp. (a) (b)	119,558	$8,207,657
Littelfuse, Inc.	112,165	25,431,170
Novanta, Inc. (a)	162,441	20,943,518
TD SYNNEX Corp. (b)	338,338	45,912,466
Vontier Corp.	672,250	24,806,025
		429,392,190
ENERGY EQUIPMENT & SERVICES — 0.5%
ChampionX Corp.	862,622	21,427,530
NOV, Inc.	1,702,020	21,156,109
Valaris Ltd. (a) (b)	295,438	12,440,894
Weatherford International PLC	329,048	16,554,405
		71,578,938
ENTERTAINMENT — 0.1%
Warner Music Group Corp. Class A	660,830	18,001,009
FINANCIAL SERVICES — 1.9%
Equitable Holdings, Inc.	1,376,589	77,226,643
Essent Group Ltd.	459,341	27,895,779
Euronet Worldwide, Inc. (a)	184,139	18,668,012
MGIC Investment Corp.	1,075,550	29,943,312
Shift4 Payments, Inc. Class A (a) (b)	305,630	30,290,989
Voya Financial, Inc.	435,063	30,889,473
Western Union Co.	1,495,921	12,595,655
WEX, Inc. (a) (b)	155,124	22,786,164
		250,296,027
FOOD PRODUCTS — 1.0%
Darling Ingredients, Inc. (a)	715,585	27,149,295
Flowers Foods, Inc.	884,725	14,137,905
Ingredion, Inc.	291,650	39,553,573
Lancaster Colony Corp.	87,174	15,061,052
Pilgrim's Pride Corp. (b)	182,025	8,187,485
Post Holdings, Inc. (a)	204,435	22,289,548
		126,378,858
GAS UTILITIES — 1.1%
National Fuel Gas Co.	409,477	34,686,797
New Jersey Resources Corp.	453,457	20,323,943
ONE Gas, Inc.	271,476	19,508,265
Southwest Gas Holdings, Inc.	272,414	20,264,877
Spire, Inc.	267,331	19,512,490
UGI Corp. (b)	971,378	35,377,587
		149,673,959
GROUND TRANSPORTATION — 1.5%
Avis Budget Group, Inc. (a) (b)	76,197	12,881,103
Knight-Swift Transportation Holdings, Inc.	732,023	32,377,377
Landstar System, Inc.	158,216	21,995,189
Ryder System, Inc.	187,280	29,777,520
Saia, Inc. (a)	120,272	32,953,325
XPO, Inc. (a) (b)	533,641	67,393,522
		197,378,036
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Dentsply Sirona, Inc.	897,918	$14,258,938
Envista Holdings Corp. (a) (b)	767,038	14,987,922
Globus Medical, Inc. Class A (a)	511,057	30,162,584
Haemonetics Corp. (a) (b)	226,935	16,931,620
Lantheus Holdings, Inc. (a) (b)	314,401	25,736,866
LivaNova PLC (a)	245,230	11,040,255
Masimo Corp. (a) (b)	203,848	34,291,311
Penumbra, Inc. (a) (b)	175,415	45,016,751
		192,426,247
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a) (b)	419,401	9,516,209
Amedisys, Inc. (a)	147,969	14,558,670
Chemed Corp.	66,278	32,272,746
Encompass Health Corp.	456,585	55,991,018
Ensign Group, Inc.	257,809	39,769,616
HealthEquity, Inc. (a)	391,892	41,054,606
Hims & Hers Health, Inc. (a) (b)	888,123	44,272,932
Option Care Health, Inc. (a)	741,743	24,091,813
Tenet Healthcare Corp. (a)	420,759	74,053,584
		335,581,194
HEALTH CARE REITs — 0.7%
Healthcare Realty Trust, Inc. REIT	1,591,027	25,233,688
Omega Healthcare Investors, Inc. REIT	1,310,910	48,044,852
Sabra Health Care REIT, Inc.	1,077,814	19,874,890
		93,153,430
HEALTH CARE TECHNOLOGY — 0.3%
Doximity, Inc. Class A (a)	603,731	37,032,860
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	905,481	9,263,071
HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	1,187,137	49,705,426
Boyd Gaming Corp. (b)	276,554	21,634,819
Cava Group, Inc. (a) (b)	371,991	31,332,802
Choice Hotels International, Inc. (b)	100,915	12,804,095
Churchill Downs, Inc.	327,215	33,048,715
Hilton Grand Vacations, Inc. (a) (b)	261,596	10,864,082
Hyatt Hotels Corp. Class A (b)	189,992	26,532,383
Light & Wonder, Inc. (a) (b)	382,226	36,793,075
Marriott Vacations Worldwide Corp. (b)	145,018	10,486,252
Planet Fitness, Inc. Class A (a)	379,432	41,377,060
Texas Roadhouse, Inc.	300,443	56,306,023
Travel & Leisure Co. (b)	300,850	15,526,868
Vail Resorts, Inc. (b)	169,272	26,597,709
Wendy's Co. (b)	730,673	8,344,286
Wingstop, Inc. (b)	126,393	42,561,579

See accompanying notes to financial statements.
6

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Wyndham Hotels & Resorts, Inc.	348,677	$28,316,059
		452,231,233
HOUSEHOLD DURABLES — 1.7%
KB Home	324,941	17,212,125
Somnigroup International, Inc. (b)	935,404	63,654,242
Taylor Morrison Home Corp. (a)	454,656	27,924,972
Toll Brothers, Inc.	449,996	51,358,043
TopBuild Corp. (a)	128,739	41,677,964
Whirlpool Corp. (b)	251,904	25,548,104
		227,375,450
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Ormat Technologies, Inc. (b)	259,840	21,764,198
INDUSTRIAL REITs — 1.0%
EastGroup Properties, Inc. REIT	237,548	39,699,022
First Industrial Realty Trust, Inc. REIT	598,674	28,814,180
Rexford Industrial Realty, Inc. REIT (b)	1,069,615	38,046,205
STAG Industrial, Inc. REIT	843,564	30,604,502
		137,163,909
INSURANCE — 4.5%
American Financial Group, Inc.	325,019	41,020,648
Brighthouse Financial, Inc. (a)	260,064	13,983,641
CNO Financial Group, Inc.	449,103	17,326,394
Fidelity National Financial, Inc.	1,181,872	66,255,744
First American Financial Corp.	465,728	28,591,042
Hanover Insurance Group, Inc.	162,965	27,682,864
Kemper Corp.	271,342	17,512,413
Kinsale Capital Group, Inc.	100,089	48,433,067
Old Republic International Corp.	1,030,056	39,595,353
Primerica, Inc.	148,855	40,737,148
Reinsurance Group of America, Inc.	299,366	59,382,240
RenaissanceRe Holdings Ltd.	220,360	53,525,444
RLI Corp.	377,093	27,233,656
Ryan Specialty Holdings, Inc. (b)	487,633	33,154,168
Selective Insurance Group, Inc.	274,943	23,823,811
Unum Group	726,645	58,683,850
		596,941,483
INTERACTIVE MEDIA & SERVICES — 0.1%
ZoomInfo Technologies, Inc. (a)	1,177,032	11,911,564
IT SERVICES — 1.0%
ASGN, Inc. (a)	199,564	9,964,231
Kyndryl Holdings, Inc. (a)	1,052,241	44,152,032
Okta, Inc. (a)	757,202	75,697,484
		129,813,747
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	298,060	16,464,834
Mattel, Inc. (a)	1,462,686	28,844,168
Polaris, Inc. (b)	236,687	9,621,327
Security Description	Shares	Value
YETI Holdings, Inc. (a)	374,759	$11,812,404
		66,742,733
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Avantor, Inc. (a)	3,079,214	41,446,220
Bio-Rad Laboratories, Inc. Class A (a)	84,238	20,328,314
Bruker Corp. (b)	500,267	20,611,000
Illumina, Inc. (a)	715,950	68,308,790
Medpace Holdings, Inc. (a)	106,760	33,507,694
Repligen Corp. (a)	235,653	29,310,520
Sotera Health Co. (a) (b)	692,883	7,704,859
		221,217,397
MACHINERY — 5.2%
AGCO Corp. (b)	280,133	28,898,520
Chart Industries, Inc. (a) (b)	203,552	33,514,837
CNH Industrial NV (b)	3,953,878	51,242,259
Crane Co.	221,398	42,041,266
Donaldson Co., Inc.	540,076	37,454,271
Esab Corp.	258,126	31,117,089
Flowserve Corp.	594,019	31,096,895
Graco, Inc.	757,076	65,085,824
ITT, Inc.	356,512	55,911,777
Lincoln Electric Holdings, Inc.	252,876	52,426,252
Middleby Corp. (a) (b)	242,000	34,848,000
Mueller Industries, Inc.	501,211	39,831,238
Oshkosh Corp.	291,593	33,107,469
RBC Bearings, Inc. (a)	141,977	54,632,750
Terex Corp. (b)	296,660	13,851,056
Timken Co. (b)	288,480	20,929,224
Toro Co.	451,965	31,944,886
Watts Water Technologies, Inc. Class A	123,789	30,438,477
		688,372,090
MARINE — 0.2%
Kirby Corp. (a)	254,108	28,818,388
MEDIA — 0.6%
EchoStar Corp. Class A (a) (b)	607,824	16,836,725
New York Times Co. Class A	734,291	41,105,610
Nexstar Media Group, Inc.	128,378	22,202,975
		80,145,310
METALS & MINING — 2.0%
Alcoa Corp.	1,168,227	34,474,379
Carpenter Technology Corp. (b)	225,287	62,264,821
Cleveland-Cliffs, Inc. (a) (b)	2,188,199	16,630,312
Commercial Metals Co.	511,254	25,005,433
Reliance, Inc.	238,209	74,773,805
Royal Gold, Inc.	298,151	53,023,174
		266,171,924
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Annaly Capital Management, Inc. REIT	2,740,961	51,584,886

See accompanying notes to financial statements.
7

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Starwood Property Trust, Inc. REIT (b)	1,460,792	$29,318,095
		80,902,981
MULTI-UTILITIES — 0.2%
Black Hills Corp.	328,461	18,426,662
Northwestern Energy Group, Inc.	276,996	14,209,895
		32,636,557
OFFICE REITs — 0.6%
COPT Defense Properties REIT	508,003	14,010,723
Cousins Properties, Inc. REIT	758,037	22,763,851
Kilroy Realty Corp. REIT (b)	480,271	16,478,098
Vornado Realty Trust REIT	756,458	28,926,954
		82,179,626
OIL, GAS & CONSUMABLE FUELS — 3.2%
Antero Midstream Corp.	1,514,838	28,706,180
Antero Resources Corp. (a)	1,322,826	53,283,431
Chord Energy Corp.	261,621	25,337,994
Civitas Resources, Inc.	385,835	10,618,179
CNX Resources Corp. (a) (b)	655,560	22,079,261
DT Midstream, Inc.	460,191	50,579,593
HF Sinclair Corp.	723,069	29,703,675
Matador Resources Co.	527,453	25,170,057
Murphy Oil Corp. (b)	607,676	13,672,710
Ovintiv, Inc.	1,177,227	44,793,487
PBF Energy, Inc. Class A (b)	442,545	9,589,950
Permian Resources Corp. (b)	2,892,630	39,397,621
Range Resources Corp.	1,082,498	44,025,194
Viper Energy, Inc.	593,755	22,639,878
		419,597,210
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	280,403	24,111,854
PERSONAL CARE PRODUCTS — 0.6%
BellRing Brands, Inc. (a)	575,284	33,326,202
Coty, Inc. Class A (a) (b)	1,653,172	7,687,250
elf Beauty, Inc. (a) (b)	254,846	31,713,036
		72,726,488
PHARMACEUTICALS — 0.4%
Jazz Pharmaceuticals PLC (a)	279,200	29,628,704
Perrigo Co. PLC	622,749	16,639,853
		46,268,557
PROFESSIONAL SERVICES — 2.3%
CACI International, Inc. Class A (a) (b)	99,626	47,491,714
Concentrix Corp. (b)	209,164	11,055,363
ExlService Holdings, Inc. (a)	736,973	32,272,048
Exponent, Inc.	229,437	17,141,238
FTI Consulting, Inc. (a)	152,530	24,633,595
Genpact Ltd.	726,632	31,979,074
Insperity, Inc.	159,711	9,601,825
KBR, Inc.	587,672	28,172,996
ManpowerGroup, Inc.	211,881	8,559,992
Maximus, Inc.	255,722	17,951,685
Security Description	Shares	Value
Parsons Corp. (a) (b)	211,079	$15,149,140
Paylocity Holding Corp. (a)	195,133	35,356,148
Science Applications International Corp. (b)	213,655	24,059,690
		303,424,508
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	214,531	54,872,739
RESIDENTIAL REITs — 0.9%
American Homes 4 Rent Class A REIT	1,439,542	51,924,280
Equity LifeStyle Properties, Inc. REIT	866,067	53,410,352
Independence Realty Trust, Inc. REIT (b)	1,057,201	18,701,886
		124,036,518
RETAIL REITs — 1.0%
Agree Realty Corp. REIT (b)	497,419	36,341,432
Brixmor Property Group, Inc. REIT	1,383,450	36,025,038
Kite Realty Group Trust REIT	993,123	22,494,236
NNN REIT, Inc.	848,132	36,622,340
		131,483,046
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Allegro MicroSystems, Inc. (a) (b)	590,521	20,189,913
Amkor Technology, Inc.	512,232	10,751,750
Cirrus Logic, Inc. (a)	240,318	25,054,353
Entegris, Inc. (b)	685,832	55,312,351
Lattice Semiconductor Corp. (a) (b)	623,886	30,564,175
MACOM Technology Solutions Holdings, Inc. (a)	268,961	38,539,422
MKS, Inc. (b)	304,280	30,233,261
Onto Innovation, Inc. (a)	221,260	22,331,772
Power Integrations, Inc.	254,574	14,230,686
Rambus, Inc. (a) (b)	486,544	31,148,547
Silicon Laboratories, Inc. (a)	146,604	21,603,565
Synaptics, Inc. (a)	174,279	11,296,765
Universal Display Corp.	199,541	30,821,103
		342,077,663
SOFTWARE — 3.6%
Appfolio, Inc. Class A (a)	104,275	24,012,447
Bill Holdings, Inc. (a)	429,372	19,862,749
Blackbaud, Inc. (a)	171,766	11,029,095
Commvault Systems, Inc. (a)	199,870	34,843,337
Docusign, Inc. (a)	917,293	71,447,952
Dolby Laboratories, Inc. Class A	276,693	20,547,222
Dropbox, Inc. Class A (a)	888,806	25,419,851
Dynatrace, Inc. (a)	1,358,092	74,980,259
Guidewire Software, Inc. (a)	379,952	89,459,698
Manhattan Associates, Inc. (a)	275,010	54,306,225
Pegasystems, Inc. (b)	403,574	21,845,461

See accompanying notes to financial statements.
8

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Qualys, Inc. (a)	164,340	$23,479,256
		471,233,552
SPECIALIZED REITs — 1.6%
CubeSmart REIT	1,032,589	43,885,033
EPR Properties REIT (b)	342,155	19,933,950
Gaming & Leisure Properties, Inc. REIT	1,244,949	58,114,219
Lamar Advertising Co. Class A REIT (b)	397,671	48,261,353
National Storage Affiliates Trust REIT	316,687	10,130,817
PotlatchDeltic Corp. REIT	323,810	12,424,590
Rayonier, Inc. REIT	634,719	14,078,067
		206,828,029
SPECIALTY RETAIL — 3.7%
Abercrombie & Fitch Co. Class A (a)	215,812	17,880,024
AutoNation, Inc. (a)	112,705	22,388,848
Bath & Body Works, Inc.	964,881	28,907,835
Burlington Stores, Inc. (a)	285,338	66,381,032
Chewy, Inc. Class A (a)	993,332	42,335,810
Dick's Sporting Goods, Inc.	255,870	50,613,645
Five Below, Inc. (a)	248,646	32,617,382
Floor & Decor Holdings, Inc. Class A (a)	487,451	37,026,778
GameStop Corp. Class A (a) (b)	1,843,840	44,971,258
Gap, Inc.	1,005,971	21,940,227
Lithia Motors, Inc.	117,905	39,830,667
Murphy USA, Inc.	81,468	33,141,182
Penske Automotive Group, Inc. (b)	84,393	14,499,561
RH (a) (b)	68,052	12,862,509
Valvoline, Inc. (a)	574,626	21,761,087
		487,157,845
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Pure Storage, Inc. Class A (a)	1,407,807	81,061,527
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Capri Holdings Ltd. (a) (b)	532,334	9,422,312
Columbia Sportswear Co. (b)	138,881	8,482,851
Crocs, Inc. (a) (b)	253,409	25,665,264
PVH Corp. (b)	217,405	14,913,983
Skechers USA, Inc. Class A (a)	590,194	37,241,241
Under Armour, Inc. Class A (a) (b)	851,719	5,817,241
Under Armour, Inc. Class C (a) (b)	580,274	3,765,978
Security Description	Shares	Value
VF Corp. (b)	1,496,138	$17,579,622
		122,888,492
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Applied Industrial Technologies, Inc.	172,502	40,098,090
Core & Main, Inc. Class A (a) (b)	857,138	51,728,278
GATX Corp.	161,702	24,830,959
MSC Industrial Direct Co., Inc. Class A (b)	201,893	17,164,943
Watsco, Inc. (b)	158,036	69,791,858
WESCO International, Inc.	200,792	37,186,679
		240,800,807
WATER UTILITIES — 0.3%
Essential Utilities, Inc.	1,168,289	43,390,253
TOTAL COMMON STOCKS (Cost $11,607,994,322)		13,159,578,764
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	7,277,222	7,277,222
State Street Navigator Securities Lending Portfolio II (e) (f)	477,291,052	477,291,052
TOTAL SHORT-TERM INVESTMENTS (Cost $484,568,274)		484,568,274
TOTAL INVESTMENTS — 103.5% (Cost $12,092,562,596)		13,644,147,038
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(464,360,460)
NET ASSETS — 100.0%		$13,179,786,578
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
9

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400 Index (long)	18	09/19/2025	$5,455,844	$5,625,900	$170,056

During the year ended June 30, 2025, the average notional value related to futures contracts was $2,130,482.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,159,578,764	$—	$—	$13,159,578,764
Short-Term Investments	484,568,274	—	—	484,568,274
TOTAL INVESTMENTS	$13,644,147,038	$—	$—	$13,644,147,038
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$170,056	$—	$—	$170,056
TOTAL OTHER FINANCIAL INSTRUMENTS:	$170,056	$—	$—	$170,056

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$32,020,852	$32,020,852	$—	$—	—	$—	$68,926
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	389,936,962	382,659,740	—	—	7,277,222	7,277,222	324,250
State Street Navigator Securities Lending Portfolio II	380,676,390	380,676,390	5,218,372,362	5,121,757,700	—	—	477,291,052	477,291,052	970,752
Total		$380,676,390	$5,640,330,176	$5,536,438,292	$—	$—		$484,568,274	$1,363,928
See accompanying notes to financial statements.
10

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
Axon Enterprise, Inc. (a)	102,419	$84,796,787
Boeing Co. (a)	1,044,510	218,856,180
General Dynamics Corp.	349,065	101,808,298
General Electric Co.	1,477,038	380,174,811
Howmet Aerospace, Inc.	559,000	104,046,670
Huntington Ingalls Industries, Inc.	55,024	13,286,095
L3Harris Technologies, Inc.	260,014	65,221,912
Lockheed Martin Corp.	288,823	133,765,484
Northrop Grumman Corp.	187,640	93,816,247
RTX Corp.	1,850,477	270,206,652
Textron, Inc.	253,231	20,331,917
TransDigm Group, Inc.	77,639	118,060,969
		1,604,372,022
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	163,747	15,711,525
Expeditors International of Washington, Inc.	189,559	21,657,116
FedEx Corp.	305,076	69,346,825
United Parcel Service, Inc. Class B	1,020,584	103,017,749
		209,733,215
AIRLINES — 0.1%
Delta Air Lines, Inc.	906,433	44,578,375
Southwest Airlines Co. (b)	782,907	25,397,503
United Airlines Holdings, Inc. (a)	454,651	36,203,859
		106,179,737
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	300,608	20,507,478
AUTOMOBILES — 1.9%
Ford Motor Co.	5,413,054	58,731,636
General Motors Co.	1,335,929	65,741,066
Tesla, Inc. (a)	3,881,731	1,233,070,669
		1,357,543,371
BANKS — 3.6%
Bank of America Corp.	9,077,258	429,535,849
Citigroup, Inc.	2,590,213	220,478,931
Citizens Financial Group, Inc.	602,278	26,951,940
Fifth Third Bancorp	925,279	38,056,725
Huntington Bancshares, Inc.	2,011,522	33,713,109
JPMorgan Chase & Co.	3,849,478	1,116,002,167
KeyCorp	1,372,682	23,912,120
M&T Bank Corp.	223,197	43,297,986
PNC Financial Services Group, Inc.	546,574	101,892,325
Regions Financial Corp.	1,253,935	29,492,551
Truist Financial Corp.	1,814,292	77,996,413
U.S. Bancorp	2,155,195	97,522,574
Wells Fargo & Co.	4,507,719	361,158,446
		2,600,011,136
Security Description	Shares	Value
BEVERAGES — 1.1%
Brown-Forman Corp. Class B (b)	251,972	$6,780,566
Coca-Cola Co.	5,367,855	379,775,741
Constellation Brands, Inc. Class A	215,047	34,983,846
Keurig Dr. Pepper, Inc.	1,873,512	61,938,307
Molson Coors Beverage Co. Class B (b)	237,784	11,435,033
Monster Beverage Corp. (a)	967,233	60,587,475
PepsiCo, Inc.	1,901,973	251,136,515
		806,637,483
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	2,448,072	454,411,125
Amgen, Inc.	746,088	208,315,230
Biogen, Inc. (a)	200,909	25,232,161
Gilead Sciences, Inc.	1,723,640	191,099,967
Incyte Corp. (a)	220,650	15,026,265
Moderna, Inc. (a) (b)	465,245	12,836,110
Regeneron Pharmaceuticals, Inc.	143,197	75,178,425
Vertex Pharmaceuticals, Inc. (a)	355,031	158,059,801
		1,140,159,084
BROADLINE RETAIL — 4.0%
Amazon.com, Inc. (a)	13,091,199	2,872,078,149
eBay, Inc.	639,631	47,626,924
		2,919,705,073
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	163,872	10,745,087
Allegion PLC	120,645	17,387,358
Builders FirstSource, Inc. (a)	149,942	17,496,732
Carrier Global Corp.	1,101,728	80,635,472
Johnson Controls International PLC	913,100	96,441,622
Lennox International, Inc.	43,845	25,133,708
Masco Corp.	293,625	18,897,705
Trane Technologies PLC	309,759	135,491,684
		402,229,368
CAPITAL MARKETS — 3.4%
Ameriprise Financial, Inc.	131,992	70,448,090
Bank of New York Mellon Corp.	991,583	90,343,127
Blackrock, Inc.	202,044	211,994,667
Blackstone, Inc.	1,011,022	151,228,671
Cboe Global Markets, Inc.	144,168	33,621,419
Charles Schwab Corp.	2,366,221	215,894,004
CME Group, Inc.	497,850	137,217,417
Coinbase Global, Inc. Class A (a)	293,466	102,856,898
FactSet Research Systems, Inc.	53,184	23,788,140
Franklin Resources, Inc. (b)	425,405	10,145,909
Goldman Sachs Group, Inc.	424,934	300,747,038
Intercontinental Exchange, Inc.	793,422	145,569,134
Invesco Ltd.	625,162	9,858,805
KKR & Co., Inc.	940,323	125,091,169
MarketAxess Holdings, Inc.	52,868	11,807,539
Moody's Corp.	214,381	107,531,366

See accompanying notes to financial statements.
11

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Morgan Stanley	1,711,721	$241,113,020
MSCI, Inc.	107,083	61,759,049
Nasdaq, Inc.	571,849	51,134,738
Northern Trust Corp.	270,702	34,322,307
Raymond James Financial, Inc.	251,725	38,607,063
S&P Global, Inc.	435,290	229,524,064
State Street Corp. (c)	397,795	42,301,520
T. Rowe Price Group, Inc.	307,071	29,632,352
		2,476,537,506
CHEMICALS — 1.2%
Air Products & Chemicals, Inc. (b)	307,007	86,594,394
Albemarle Corp. (b)	161,924	10,147,777
CF Industries Holdings, Inc.	224,583	20,661,636
Corteva, Inc.	945,546	70,471,543
Dow, Inc.	972,234	25,744,756
DuPont de Nemours, Inc.	578,012	39,645,843
Eastman Chemical Co.	158,805	11,856,381
Ecolab, Inc.	351,397	94,680,408
International Flavors & Fragrances, Inc.	352,863	25,953,074
Linde PLC	652,631	306,201,413
LyondellBasell Industries NV Class A	356,914	20,651,044
Mosaic Co.	440,356	16,064,187
PPG Industries, Inc.	314,687	35,795,646
Sherwin-Williams Co.	319,868	109,829,877
		874,297,979
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	474,513	105,754,712
Copart, Inc. (a)	1,218,452	59,789,440
Republic Services, Inc.	279,972	69,043,895
Rollins, Inc.	385,582	21,754,537
Veralto Corp.	341,039	34,427,887
Waste Management, Inc.	509,076	116,486,770
		407,257,241
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	1,424,209	145,710,823
Cisco Systems, Inc.	5,515,545	382,668,512
F5, Inc. (a)	79,705	23,458,775
Juniper Networks, Inc.	456,575	18,231,040
Motorola Solutions, Inc.	230,863	97,068,657
		667,137,807
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	206,578	78,103,010
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	84,331	46,294,346
Vulcan Materials Co.	181,725	47,397,514
		93,691,860
CONSUMER FINANCE — 0.6%
American Express Co.	765,673	244,234,374
Capital One Financial Corp.	886,907	188,698,333
Security Description	Shares	Value
Synchrony Financial	522,555	$34,875,321
		467,808,028
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
Costco Wholesale Corp.	614,846	608,660,649
Dollar General Corp.	302,485	34,598,234
Dollar Tree, Inc. (a)	273,896	27,126,660
Kroger Co.	852,135	61,123,644
Sysco Corp.	675,324	51,149,040
Target Corp.	632,861	62,431,738
Walgreens Boots Alliance, Inc.	997,349	11,449,566
Walmart, Inc.	5,986,274	585,337,872
		1,441,877,403
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	3,150,955	28,957,276
Avery Dennison Corp.	111,718	19,603,157
Ball Corp.	386,753	21,692,976
International Paper Co. (b)	727,408	34,064,517
Packaging Corp. of America	122,220	23,032,359
Smurfit WestRock PLC	681,427	29,403,575
		156,753,860
DISTRIBUTORS — 0.1%
Genuine Parts Co.	193,192	23,436,122
LKQ Corp. (b)	358,611	13,272,193
Pool Corp. (b)	53,463	15,583,395
		52,291,710
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	9,969,433	288,515,391
Verizon Communications, Inc.	5,841,469	252,760,364
		541,275,755
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	353,623	21,383,583
American Electric Power Co., Inc.	736,815	76,451,924
Constellation Energy Corp.	435,839	140,671,396
Duke Energy Corp.	1,080,677	127,519,886
Edison International	536,055	27,660,438
Entergy Corp.	619,868	51,523,428
Evergy, Inc.	318,937	21,984,327
Eversource Energy	503,747	32,048,384
Exelon Corp.	1,390,475	60,374,424
FirstEnergy Corp.	709,078	28,547,480
NextEra Energy, Inc.	2,853,973	198,122,806
NRG Energy, Inc.	270,713	43,471,094
PG&E Corp.	3,026,527	42,189,786
Pinnacle West Capital Corp. (b)	169,487	15,164,002
PPL Corp.	1,019,139	34,538,621
Southern Co.	1,526,060	140,138,090
Xcel Energy, Inc.	794,210	54,085,701
		1,115,875,370
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	318,877	57,703,982
Eaton Corp. PLC	541,327	193,248,326

See accompanying notes to financial statements.
12

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Emerson Electric Co.	777,539	$103,669,275
GE Vernova, Inc.	377,849	199,938,798
Generac Holdings, Inc. (a)	82,337	11,791,482
Hubbell, Inc.	74,820	30,557,236
Rockwell Automation, Inc.	156,844	52,098,871
		649,007,970
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	1,672,339	165,143,476
CDW Corp.	183,178	32,713,759
Corning, Inc.	1,063,574	55,933,357
Jabil, Inc.	147,593	32,190,033
Keysight Technologies, Inc. (a)	239,629	39,265,608
Ralliant Corp. (a)	8,163	395,824
TE Connectivity PLC	413,070	69,672,517
Teledyne Technologies, Inc. (a)	66,010	33,817,583
Trimble, Inc. (a)	338,420	25,713,152
Zebra Technologies Corp. Class A (a)	71,525	22,055,449
		476,900,758
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	1,365,824	52,365,692
Halliburton Co.	1,196,146	24,377,456
Schlumberger NV	1,888,143	63,819,233
		140,562,381
ENTERTAINMENT — 1.8%
Electronic Arts, Inc.	316,454	50,537,704
Live Nation Entertainment, Inc. (a)	215,997	32,676,026
Netflix, Inc. (a)	589,334	789,194,839
Take-Two Interactive Software, Inc. (a)	234,078	56,845,842
TKO Group Holdings, Inc.	93,243	16,965,564
Walt Disney Co.	2,487,867	308,520,387
Warner Bros Discovery, Inc. (a)	3,089,482	35,405,464
		1,290,145,826
FINANCIAL SERVICES — 4.3%
Apollo Global Management, Inc. (b)	625,143	88,689,037
Berkshire Hathaway, Inc. Class B (a)	2,540,161	1,233,934,009
Corpay, Inc. (a)	96,640	32,067,085
Fidelity National Information Services, Inc.	733,276	59,695,999
Fiserv, Inc. (a)	767,893	132,392,432
Global Payments, Inc.	341,888	27,364,716
Jack Henry & Associates, Inc.	100,385	18,086,365
Mastercard, Inc. Class A	1,124,241	631,755,988
PayPal Holdings, Inc. (a)	1,346,996	100,108,743
Visa, Inc. Class A	2,369,688	841,357,724
		3,165,452,098
FOOD PRODUCTS — 0.6%
Archer-Daniels-Midland Co.	660,647	34,868,949
Security Description	Shares	Value
Bunge Global SA	183,601	$14,739,488
Campbell's Co. (b)	274,873	8,424,857
Conagra Brands, Inc.	662,312	13,557,527
General Mills, Inc.	760,973	39,426,011
Hershey Co. (b)	203,794	33,819,614
Hormel Foods Corp.	400,495	12,114,974
J.M. Smucker Co.	146,438	14,380,211
Kellanova	371,345	29,533,068
Kraft Heinz Co.	1,200,624	31,000,112
Lamb Weston Holdings, Inc.	196,260	10,176,081
McCormick & Co., Inc.	346,126	26,243,273
Mondelez International, Inc. Class A	1,800,177	121,403,937
Tyson Foods, Inc. Class A	396,652	22,188,713
		411,876,815
GAS UTILITIES — 0.1%
Atmos Energy Corp. (b)	218,780	33,716,186
GROUND TRANSPORTATION — 0.9%
CSX Corp.	2,600,363	84,849,845
JB Hunt Transport Services, Inc.	108,777	15,620,377
Norfolk Southern Corp.	313,190	80,167,244
Old Dominion Freight Line, Inc.	259,358	42,093,804
Uber Technologies, Inc. (a)	2,897,404	270,327,793
Union Pacific Corp.	827,074	190,293,186
		683,352,249
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	2,410,154	327,805,046
Align Technology, Inc. (a)	96,891	18,344,373
Baxter International, Inc.	704,341	21,327,445
Becton Dickinson & Co.	396,662	68,325,030
Boston Scientific Corp. (a)	2,049,135	220,097,590
Cooper Cos., Inc. (a)	276,503	19,675,953
Dexcom, Inc. (a)	543,472	47,439,671
Edwards Lifesciences Corp. (a)	814,963	63,738,256
GE HealthCare Technologies, Inc.	631,540	46,778,168
Hologic, Inc. (a)	310,864	20,255,898
IDEXX Laboratories, Inc. (a)	111,222	59,652,808
Insulet Corp. (a)	97,174	30,530,127
Intuitive Surgical, Inc. (a)	496,498	269,801,978
Medtronic PLC	1,781,613	155,303,205
ResMed, Inc. (b)	202,268	52,185,144
Solventum Corp. (a)	190,856	14,474,519
STERIS PLC	136,239	32,727,333
Stryker Corp.	477,177	188,785,537
Zimmer Biomet Holdings, Inc.	275,027	25,085,213
		1,682,333,294
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Cardinal Health, Inc.	333,868	56,089,824
Cencora, Inc.	238,693	71,572,096
Centene Corp. (a)	685,205	37,192,927
Cigna Group	370,057	122,333,443
CVS Health Corp.	1,755,092	121,066,246
DaVita, Inc. (a) (b)	57,668	8,214,807

See accompanying notes to financial statements.
13

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Elevance Health, Inc.	313,204	$121,823,828
HCA Healthcare, Inc.	240,083	91,975,797
Henry Schein, Inc. (a) (b)	173,781	12,694,702
Humana, Inc.	165,977	40,578,057
Labcorp Holdings, Inc.	115,584	30,341,956
McKesson Corp.	173,139	126,872,796
Molina Healthcare, Inc. (a)	75,171	22,393,441
Quest Diagnostics, Inc.	153,985	27,660,326
UnitedHealth Group, Inc.	1,256,668	392,042,716
Universal Health Services, Inc. Class B	80,379	14,560,656
		1,297,413,618
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	213,303	15,492,197
Healthpeak Properties, Inc. REIT	961,253	16,831,540
Ventas, Inc. REIT	628,406	39,683,839
Welltower, Inc. REIT	862,770	132,633,632
		204,641,208
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	969,314	14,888,663
HOTELS, RESTAURANTS & LEISURE — 2.1%
Airbnb, Inc. Class A (a)	598,037	79,144,217
Booking Holdings, Inc.	45,046	260,782,105
Caesars Entertainment, Inc. (a)	293,886	8,343,424
Carnival Corp. (a)	1,445,553	40,648,950
Chipotle Mexican Grill, Inc. (a)	1,870,509	105,029,080
Darden Restaurants, Inc.	161,515	35,205,425
Domino's Pizza, Inc.	47,554	21,427,832
DoorDash, Inc. Class A (a)	474,895	117,066,366
Expedia Group, Inc.	170,798	28,810,207
Hilton Worldwide Holdings, Inc.	328,792	87,570,461
Las Vegas Sands Corp.	474,657	20,652,326
Marriott International, Inc. Class A	315,788	86,276,439
McDonald's Corp.	989,963	289,237,490
MGM Resorts International (a)	278,768	9,586,832
Norwegian Cruise Line Holdings Ltd. (a)	606,613	12,302,112
Royal Caribbean Cruises Ltd.	345,845	108,297,903
Starbucks Corp.	1,579,436	144,723,721
Wynn Resorts Ltd. (b)	123,220	11,542,017
Yum! Brands, Inc.	384,355	56,953,724
		1,523,600,631
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	383,897	49,492,001
Garmin Ltd.	213,022	44,461,952
Lennar Corp. Class A	321,769	35,590,869
Mohawk Industries, Inc. (a)	74,812	7,843,290
NVR, Inc. (a)	4,042	29,852,838
PulteGroup, Inc.	279,710	29,498,217
		196,739,167
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	338,895	32,571,198
Security Description	Shares	Value
Clorox Co.	171,166	$20,551,902
Colgate-Palmolive Co.	1,119,233	101,738,280
Kimberly-Clark Corp.	457,972	59,041,750
Procter & Gamble Co.	3,252,185	518,138,114
		732,041,244
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	985,729	10,369,869
Vistra Corp.	470,110	91,112,019
		101,481,888
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	743,393	113,174,150
Honeywell International, Inc.	890,335	207,341,215
		320,515,365
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	1,288,265	135,422,417
INSURANCE — 2.1%
Aflac, Inc.	672,646	70,937,247
Allstate Corp.	365,800	73,639,198
American International Group, Inc.	798,825	68,371,432
Aon PLC Class A	298,470	106,482,157
Arch Capital Group Ltd.	518,412	47,201,413
Arthur J Gallagher & Co.	355,092	113,672,051
Assurant, Inc.	71,887	14,196,964
Brown & Brown, Inc.	387,470	42,958,799
Chubb Ltd.	516,423	149,618,072
Cincinnati Financial Corp.	217,232	32,350,189
Erie Indemnity Co. Class A	35,053	12,156,030
Everest Group Ltd.	59,387	20,182,672
Globe Life, Inc.	117,052	14,548,393
Hartford Insurance Group, Inc.	396,356	50,285,686
Loews Corp.	243,771	22,344,050
Marsh & McLennan Cos., Inc.	682,542	149,230,983
MetLife, Inc.	780,277	62,749,876
Principal Financial Group, Inc.	285,982	22,715,550
Progressive Corp.	813,019	216,962,250
Prudential Financial, Inc.	488,805	52,517,209
Travelers Cos., Inc.	313,618	83,905,360
W.R. Berkley Corp.	416,924	30,631,406
Willis Towers Watson PLC	137,902	42,266,963
		1,499,923,950
INTERACTIVE MEDIA & SERVICES — 6.6%
Alphabet, Inc. Class A	8,064,284	1,421,168,769
Alphabet, Inc. Class C	6,504,740	1,153,875,829
Match Group, Inc.	343,572	10,612,939
Meta Platforms, Inc. Class A	3,008,167	2,220,297,981
		4,805,955,518
IT SERVICES — 1.1%
Accenture PLC Class A	867,261	259,215,640
Akamai Technologies, Inc. (a)	205,940	16,425,774
Cognizant Technology Solutions Corp. Class A	683,497	53,333,271

See accompanying notes to financial statements.
14

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
EPAM Systems, Inc. (a)	78,297	$13,844,476
Gartner, Inc. (a)	105,909	42,810,536
GoDaddy, Inc. Class A (a)	195,331	35,171,300
International Business Machines Corp.	1,287,258	379,457,913
VeriSign, Inc.	113,368	32,740,679
		832,999,589
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	181,761	13,417,597
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	394,662	46,574,063
Bio-Techne Corp.	218,540	11,243,883
Charles River Laboratories International, Inc. (a)	71,235	10,808,487
Danaher Corp.	883,744	174,574,790
IQVIA Holdings, Inc. (a)	225,528	35,540,957
Mettler-Toledo International, Inc. (a)	28,735	33,755,579
Revvity, Inc. (b)	166,295	16,084,052
Thermo Fisher Scientific, Inc.	522,438	211,827,711
Waters Corp. (a)	81,498	28,446,062
West Pharmaceutical Services, Inc.	100,186	21,920,697
		590,776,281
MACHINERY — 1.5%
Caterpillar, Inc.	651,431	252,892,029
Cummins, Inc.	189,941	62,205,678
Deere & Co.	349,592	177,764,036
Dover Corp.	188,057	34,457,684
Fortive Corp.	472,089	24,610,000
IDEX Corp.	104,237	18,300,890
Illinois Tool Works, Inc.	368,337	91,071,323
Ingersoll Rand, Inc.	555,972	46,245,751
Nordson Corp.	75,787	16,246,459
Otis Worldwide Corp.	545,974	54,062,346
PACCAR, Inc.	723,836	68,807,850
Parker-Hannifin Corp.	177,788	124,179,584
Pentair PLC	228,203	23,427,320
Snap-on, Inc.	72,408	22,531,922
Stanley Black & Decker, Inc. (b)	213,071	14,435,560
Westinghouse Air Brake Technologies Corp.	236,441	49,498,923
Xylem, Inc.	335,676	43,423,047
		1,124,160,402
MEDIA — 0.5%
Charter Communications, Inc. Class A (a) (b)	132,313	54,090,878
Comcast Corp. Class A	5,164,434	184,318,649
Fox Corp. Class A	299,588	16,788,912
Fox Corp. Class B	182,394	9,417,002
Interpublic Group of Cos., Inc.	519,230	12,710,750
News Corp. Class A	521,961	15,512,681
News Corp. Class B (b)	156,721	5,377,097
Omnicom Group, Inc. (b)	270,963	19,493,078
Security Description	Shares	Value
Paramount Global Class B (b)	820,723	$10,587,327
		328,296,374
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	1,981,861	85,913,674
Newmont Corp.	1,542,771	89,881,839
Nucor Corp.	323,371	41,889,479
Steel Dynamics, Inc.	188,572	24,139,102
		241,824,094
MULTI-UTILITIES — 0.6%
Ameren Corp.	372,223	35,748,297
CenterPoint Energy, Inc.	900,495	33,084,186
CMS Energy Corp.	414,982	28,749,953
Consolidated Edison, Inc.	502,852	50,461,198
Dominion Energy, Inc.	1,185,234	66,989,426
DTE Energy Co.	285,628	37,834,285
NiSource, Inc.	646,550	26,081,827
Public Service Enterprise Group, Inc.	698,772	58,822,627
Sempra	905,256	68,591,247
WEC Energy Group, Inc.	438,571	45,699,098
		452,062,144
OFFICE REITs — 0.0% *
BXP, Inc. REIT (b)	200,771	13,546,019
OIL, GAS & CONSUMABLE FUELS — 2.8%
APA Corp.	514,119	9,403,236
Chevron Corp.	2,249,696	322,133,970
ConocoPhillips	1,748,616	156,920,800
Coterra Energy, Inc.	1,058,405	26,862,319
Devon Energy Corp.	877,988	27,928,798
Diamondback Energy, Inc.	258,075	35,459,505
EOG Resources, Inc.	756,293	90,460,206
EQT Corp.	822,678	47,978,581
Expand Energy Corp.	300,581	35,149,942
Exxon Mobil Corp.	5,970,269	643,594,998
Hess Corp.	381,632	52,871,297
Kinder Morgan, Inc.	2,664,860	78,346,884
Marathon Petroleum Corp.	425,692	70,711,698
Occidental Petroleum Corp.	982,433	41,272,010
ONEOK, Inc.	869,711	70,994,509
Phillips 66 Co.	562,302	67,082,629
Targa Resources Corp.	301,138	52,422,103
Texas Pacific Land Corp.	26,007	27,473,535
Valero Energy Corp.	437,116	58,757,133
Williams Cos., Inc.	1,700,601	106,814,749
		2,022,638,902
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	321,725	25,995,380
Kenvue, Inc.	2,652,053	55,507,469
		81,502,849
PHARMACEUTICALS — 2.8%
Bristol-Myers Squibb Co.	2,821,289	130,597,468
Eli Lilly & Co.	1,089,461	849,267,533
Johnson & Johnson	3,334,094	509,282,859

See accompanying notes to financial statements.
15

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Merck & Co., Inc.	3,478,476	$275,356,160
Pfizer, Inc.	7,881,850	191,056,044
Viatris, Inc.	1,652,182	14,753,985
Zoetis, Inc.	617,984	96,374,605
		2,066,688,654
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	561,818	173,264,671
Broadridge Financial Solutions, Inc.	161,665	39,289,445
Dayforce, Inc. (a)	217,408	12,042,229
Equifax, Inc.	172,199	44,663,255
Jacobs Solutions, Inc.	168,139	22,101,872
Leidos Holdings, Inc.	180,953	28,547,145
Paychex, Inc.	442,512	64,367,796
Paycom Software, Inc.	68,723	15,902,502
Verisk Analytics, Inc.	195,343	60,849,344
		461,028,259
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	407,251	57,064,010
CoStar Group, Inc. (a)	581,993	46,792,237
		103,856,247
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	196,386	39,964,551
Camden Property Trust REIT	146,779	16,540,526
Equity Residential REIT	474,183	32,002,611
Essex Property Trust, Inc. REIT	87,966	24,929,564
Invitation Homes, Inc. REIT	787,339	25,824,719
Mid-America Apartment Communities, Inc. REIT	161,244	23,865,724
UDR, Inc. REIT	416,349	16,999,530
		180,127,225
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	104,801	9,955,047
Kimco Realty Corp. REIT	935,456	19,663,285
Realty Income Corp. REIT	1,262,926	72,757,167
Regency Centers Corp. REIT	224,627	16,000,181
Simon Property Group, Inc. REIT	422,767	67,964,023
		186,339,703
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.7%
Advanced Micro Devices, Inc. (a)	2,246,204	318,736,348
Analog Devices, Inc.	687,239	163,576,627
Applied Materials, Inc.	1,127,173	206,351,561
Broadcom, Inc.	6,513,318	1,795,396,107
Enphase Energy, Inc. (a)	181,702	7,204,484
First Solar, Inc. (a) (b)	147,216	24,370,137
Intel Corp.	6,044,221	135,390,550
KLA Corp.	183,382	164,262,593
Lam Research Corp.	1,772,668	172,551,503
Microchip Technology, Inc.	741,090	52,150,503
Micron Technology, Inc.	1,548,097	190,802,955
Security Description	Shares	Value
Monolithic Power Systems, Inc.	65,920	$48,212,570
NVIDIA Corp.	33,789,514	5,338,405,317
NXP Semiconductors NV	351,695	76,841,841
ON Semiconductor Corp. (a)	581,779	30,491,037
QUALCOMM, Inc.	1,520,285	242,120,589
Skyworks Solutions, Inc.	206,206	15,366,471
Teradyne, Inc.	223,793	20,123,467
Texas Instruments, Inc.	1,258,796	261,351,225
		9,263,705,885
SOFTWARE — 11.4%
Adobe, Inc. (a)	590,448	228,432,522
ANSYS, Inc. (a)	121,856	42,798,264
Autodesk, Inc. (a)	296,918	91,916,905
Cadence Design Systems, Inc. (a)	378,232	116,552,191
Crowdstrike Holdings, Inc. Class A (a)	344,957	175,690,050
Fair Isaac Corp. (a)	33,842	61,861,822
Fortinet, Inc. (a)	878,267	92,850,387
Gen Digital, Inc.	751,686	22,099,568
Intuit, Inc.	387,588	305,275,937
Microsoft Corp.	10,297,975	5,122,315,745
Oracle Corp.	2,253,003	492,574,046
Palantir Technologies, Inc. Class A (a)	2,946,247	401,632,391
Palo Alto Networks, Inc. (a)	919,262	188,117,776
PTC, Inc. (a)	165,666	28,550,878
Roper Technologies, Inc.	149,630	84,816,269
Salesforce, Inc.	1,328,852	362,364,652
ServiceNow, Inc. (a)	286,707	294,757,733
Synopsys, Inc. (a)	213,498	109,456,155
Tyler Technologies, Inc. (a)	59,356	35,188,611
Workday, Inc. Class A (a)	300,166	72,039,840
		8,329,291,742
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	649,247	143,496,572
Crown Castle, Inc. REIT	600,419	61,681,044
Digital Realty Trust, Inc. REIT	442,146	77,079,312
Equinix, Inc. REIT	135,738	107,975,507
Extra Space Storage, Inc. REIT	293,825	43,321,558
Iron Mountain, Inc. REIT	405,726	41,615,316
Public Storage REIT	217,670	63,868,731
SBA Communications Corp. REIT	148,275	34,820,901
VICI Properties, Inc. REIT	1,452,451	47,349,902
Weyerhaeuser Co. REIT	1,003,675	25,784,411
		646,993,254
SPECIALTY RETAIL — 1.7%
AutoZone, Inc. (a)	23,169	86,008,657
Best Buy Co., Inc.	266,475	17,888,467
CarMax, Inc. (a)	214,723	14,431,533
Home Depot, Inc.	1,376,874	504,817,083
Lowe's Cos., Inc.	774,731	171,889,567
O'Reilly Automotive, Inc. (a)	1,184,579	106,766,105

See accompanying notes to financial statements.
16

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Ross Stores, Inc.	455,887	$58,162,064
TJX Cos., Inc.	1,544,482	190,728,082
Tractor Supply Co.	737,764	38,931,806
Ulta Beauty, Inc. (a)	61,889	28,952,912
Williams-Sonoma, Inc.	171,152	27,961,102
		1,246,537,378
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.2%
Apple, Inc.	20,693,921	4,245,771,772
Dell Technologies, Inc. Class C	415,584	50,950,599
Hewlett Packard Enterprise Co.	1,815,283	37,122,537
HP, Inc.	1,293,716	31,644,293
NetApp, Inc.	281,667	30,011,619
Seagate Technology Holdings PLC	293,286	42,329,968
Super Micro Computer, Inc. (a) (b)	715,674	35,075,183
Western Digital Corp. (b)	480,988	30,778,422
		4,503,684,393
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	208,985	21,540,084
Lululemon Athletica, Inc. (a)	155,135	36,856,973
NIKE, Inc. Class B	1,630,160	115,806,566
Ralph Lauren Corp.	55,788	15,301,533
Tapestry, Inc.	284,215	24,956,919
		214,462,075
TOBACCO — 0.7%
Altria Group, Inc.	2,340,624	137,230,785
Philip Morris International, Inc.	2,156,997	392,853,864
		530,084,649
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	1,582,411	66,461,262
United Rentals, Inc.	90,344	68,065,170
WW Grainger, Inc.	61,019	63,474,404
		198,000,836
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	267,836	37,258,666
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	662,191	$157,773,628
TOTAL COMMON STOCKS (Cost $61,561,654,482)		72,733,013,587
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	87,668,852	87,668,852
State Street Navigator Securities Lending Portfolio II (c) (f)	160,350,431	160,350,431
TOTAL SHORT-TERM INVESTMENTS (Cost $248,019,283)		248,019,283
TOTAL INVESTMENTS — 100.2% (Cost $61,809,673,765)		72,981,032,870
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(123,952,416)
NET ASSETS — 100.0%		$72,857,080,454
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	372	09/19/2025	$112,949,015	$116,319,750	$3,370,735

During the year ended June 30, 2025, the average notional value related to futures contracts was $78,072,092.
See accompanying notes to financial statements.
17

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$72,733,013,587	$—	$—	$72,733,013,587
Short-Term Investments	248,019,283	—	—	248,019,283
TOTAL INVESTMENTS	$72,981,032,870	$—	$—	$72,981,032,870
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,370,735	$—	$—	$3,370,735
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,370,735	$—	$—	$3,370,735

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	260,821	$19,300,754	$18,734,553	$6,305,145	$1,098,554	$9,472,804	397,795	$42,301,520	$906,134
State Street Institutional Liquid Reserves Fund, Premier Class	104,217,233	104,248,498	88,186,162	192,434,661	8,822	(8,821)	—	—	807,735
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,705,827,117	1,618,158,265	—	—	87,668,852	87,668,852	1,978,049
State Street Navigator Securities Lending Portfolio II	150,685,702	150,685,702	2,927,308,760	2,917,644,031	—	—	160,350,431	160,350,431	266,782
Total		$274,234,954	$4,740,056,592	$4,734,542,102	$1,107,376	$9,463,983		$290,320,803	$3,958,700
See accompanying notes to financial statements.
18

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 1.6%
Axon Enterprise, Inc. (a)	99,698	$82,543,962
General Electric Co.	589,309	151,682,243
Howmet Aerospace, Inc.	545,362	101,508,229
RTX Corp.	1,026,376	149,871,424
TransDigm Group, Inc.	75,525	114,846,336
		600,452,194
AIRLINES — 0.2%
Delta Air Lines, Inc.	880,085	43,282,580
United Airlines Holdings, Inc. (a)	441,834	35,183,242
		78,465,822
AUTOMOBILES — 3.2%
Tesla, Inc. (a)	3,777,032	1,199,811,985
BANKS — 1.6%
JPMorgan Chase & Co.	2,135,145	618,999,887
BEVERAGES — 0.1%
Monster Beverage Corp. (a)	413,774	25,918,803
BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	998,089	185,265,280
Amgen, Inc.	310,966	86,824,817
Incyte Corp. (a)	129,278	8,803,832
Vertex Pharmaceuticals, Inc. (a)	345,766	153,935,023
		434,828,952
BROADLINE RETAIL — 4.4%
Amazon.com, Inc. (a)	7,384,156	1,620,009,985
eBay, Inc.	416,307	30,998,219
		1,651,008,204
BUILDING PRODUCTS — 0.6%
Allegion PLC	62,144	8,956,193
Builders FirstSource, Inc. (a)	77,115	8,998,549
Carrier Global Corp.	520,775	38,115,522
Lennox International, Inc.	42,853	24,565,054
Masco Corp.	116,851	7,520,530
Trane Technologies PLC	300,457	131,422,897
		219,578,745
CAPITAL MARKETS — 1.8%
Ameriprise Financial, Inc.	128,245	68,448,204
Bank of New York Mellon Corp.	520,708	47,441,706
Coinbase Global, Inc. Class A (a)	138,370	48,497,301
FactSet Research Systems, Inc.	23,065	10,316,513
Intercontinental Exchange, Inc.	402,360	73,820,989
KKR & Co., Inc.	399,964	53,207,211
Moody's Corp.	108,264	54,304,140
Morgan Stanley	749,714	105,604,714
MSCI, Inc.	104,527	60,284,902
Nasdaq, Inc.	228,764	20,456,077
Raymond James Financial, Inc.	153,695	23,572,202
S&P Global, Inc.	199,289	105,083,097
		671,037,056
Security Description	Shares	Value
CHEMICALS — 0.3%
Ecolab, Inc.	165,905	$44,701,443
Sherwin-Williams Co.	177,750	61,032,240
		105,733,683
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Cintas Corp.	461,747	102,909,554
Copart, Inc. (a)	1,180,623	57,933,171
Republic Services, Inc.	273,262	67,389,142
Rollins, Inc.	219,696	12,395,248
Veralto Corp.	159,997	16,151,697
Waste Management, Inc.	260,707	59,654,976
		316,433,788
COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	1,390,535	142,265,636
F5, Inc. (a)	35,618	10,483,090
Motorola Solutions, Inc.	224,918	94,569,022
		247,317,748
CONSTRUCTION & ENGINEERING — 0.2%
Quanta Services, Inc.	198,750	75,143,400
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	42,545	23,355,503
Vulcan Materials Co.	110,032	28,698,546
		52,054,049
CONSUMER FINANCE — 0.7%
American Express Co.	745,655	237,849,032
Synchrony Financial	512,411	34,198,310
		272,047,342
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
Costco Wholesale Corp.	598,011	591,995,010
Walmart, Inc.	3,901,722	381,510,377
		973,505,387
CONTAINERS & PACKAGING — 0.0% *
Packaging Corp. of America	60,188	11,342,429
ELECTRIC UTILITIES — 0.9%
Constellation Energy Corp.	421,127	135,922,951
NextEra Energy, Inc.	1,854,767	128,757,925
NRG Energy, Inc.	263,520	42,316,042
PPL Corp.	517,287	17,530,856
		324,527,774
ELECTRICAL EQUIPMENT — 1.4%
AMETEK, Inc.	145,874	26,397,359
Eaton Corp. PLC	527,405	188,278,311
Emerson Electric Co.	516,330	68,842,279
GE Vernova, Inc.	367,872	194,659,469
Generac Holdings, Inc. (a)	49,677	7,114,243
Hubbell, Inc.	72,055	29,427,982
		514,719,643
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	1,630,406	161,002,592

See accompanying notes to financial statements.
19

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Trimble, Inc. (a)	144,805	$11,002,284
Zebra Technologies Corp. Class A (a)	31,302	9,652,285
		181,657,161
ENTERTAINMENT — 2.2%
Electronic Arts, Inc.	122,789	19,609,403
Live Nation Entertainment, Inc. (a)	210,797	31,889,370
Netflix, Inc. (a)	573,609	768,137,020
TKO Group Holdings, Inc.	89,326	16,252,866
		835,888,659
FINANCIAL SERVICES — 6.2%
Apollo Global Management, Inc.	608,543	86,333,995
Berkshire Hathaway, Inc. Class B (a)	1,211,110	588,320,905
Corpay, Inc. (a)	93,712	31,095,516
Fiserv, Inc. (a)	747,318	128,845,096
Jack Henry & Associates, Inc.	39,351	7,089,870
Mastercard, Inc. Class A	1,093,316	614,377,993
PayPal Holdings, Inc. (a)	878,295	65,274,884
Visa, Inc. Class A	2,306,214	818,821,281
		2,340,159,540
GROUND TRANSPORTATION — 0.8%
CSX Corp.	1,164,773	38,006,543
Old Dominion Freight Line, Inc.	116,570	18,919,311
Uber Technologies, Inc. (a)	2,818,609	262,976,220
		319,902,074
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Boston Scientific Corp. (a)	1,994,077	214,183,811
Dexcom, Inc. (a)	226,351	19,758,179
Insulet Corp. (a)	94,267	29,616,806
Intuitive Surgical, Inc. (a)	483,106	262,524,631
ResMed, Inc. (b)	197,326	50,910,108
Stryker Corp.	245,070	96,957,044
		673,950,579
HEALTH CARE PROVIDERS & SERVICES — 0.2%
DaVita, Inc. (a) (b)	55,696	7,933,895
HCA Healthcare, Inc.	137,738	52,767,428
		60,701,323
HEALTH CARE REITs — 0.2%
Welltower, Inc. REIT	452,173	69,512,555
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	593,687	9,119,032
HOTELS, RESTAURANTS & LEISURE — 2.6%
Airbnb, Inc. Class A (a)	582,728	77,118,224
Booking Holdings, Inc.	43,880	254,031,851
Carnival Corp. (a)	1,409,587	39,637,587
Chipotle Mexican Grill, Inc. (a)	1,815,029	101,913,878
Darden Restaurants, Inc.	68,194	14,864,246
Domino's Pizza, Inc.	19,309	8,700,635
DoorDash, Inc. Class A (a)	462,128	113,919,173
Expedia Group, Inc.	165,604	27,934,083
Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	320,379	$85,329,743
Las Vegas Sands Corp.	461,515	20,080,518
Marriott International, Inc. Class A	306,231	83,665,372
Norwegian Cruise Line Holdings Ltd. (a)	592,882	12,023,647
Royal Caribbean Cruises Ltd.	336,723	105,441,440
Wynn Resorts Ltd. (b)	120,257	11,264,473
Yum! Brands, Inc.	153,550	22,753,039
		978,677,909
HOUSEHOLD DURABLES — 0.2%
Garmin Ltd.	206,342	43,067,702
NVR, Inc. (a)	2,470	18,242,580
PulteGroup, Inc.	271,842	28,668,458
		89,978,740
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.	479,855	43,618,820
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	458,169	88,797,734
INSURANCE — 1.5%
Aon PLC Class A	148,275	52,898,589
Arch Capital Group Ltd.	503,701	45,861,976
Arthur J Gallagher & Co.	154,088	49,326,651
Brown & Brown, Inc.	377,604	41,864,955
Cincinnati Financial Corp.	111,671	16,630,045
Erie Indemnity Co. Class A	33,578	11,644,515
Hartford Insurance Group, Inc.	212,553	26,966,599
Marsh & McLennan Cos., Inc.	291,053	63,635,828
Progressive Corp.	788,469	210,410,837
W.R. Berkley Corp.	221,833	16,298,071
Willis Towers Watson PLC	64,308	19,710,402
		555,248,468
INTERACTIVE MEDIA & SERVICES — 12.3%
Alphabet, Inc. Class A	7,842,036	1,382,002,004
Alphabet, Inc. Class C	6,327,951	1,122,515,228
Meta Platforms, Inc. Class A	2,925,784	2,159,491,913
		4,664,009,145
IT SERVICES — 1.2%
Gartner, Inc. (a)	103,181	41,707,824
GoDaddy, Inc. Class A (a)	189,916	34,196,275
International Business Machines Corp.	1,252,704	369,272,085
		445,176,184
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Mettler-Toledo International, Inc. (a)	11,472	13,476,388
Waters Corp. (a)	36,891	12,876,434
		26,352,822
MACHINERY — 1.8%
Caterpillar, Inc.	633,935	246,099,906
Cummins, Inc.	185,057	60,606,167

See accompanying notes to financial statements.
20

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Deere & Co.	150,073	$76,310,620
Dover Corp.	82,803	15,171,994
Illinois Tool Works, Inc.	147,263	36,410,777
Ingersoll Rand, Inc.	541,114	45,009,863
PACCAR, Inc.	387,475	36,833,374
Parker-Hannifin Corp.	172,241	120,305,171
Pentair PLC	144,738	14,858,803
Westinghouse Air Brake Technologies Corp.	229,515	48,048,965
		699,655,640
MULTI-UTILITIES — 0.1%
Public Service Enterprise Group, Inc.	314,670	26,488,921
OIL, GAS & CONSUMABLE FUELS — 0.6%
Hess Corp.	371,327	51,443,642
ONEOK, Inc.	466,757	38,101,374
Targa Resources Corp.	292,937	50,994,473
Texas Pacific Land Corp.	25,336	26,764,697
Williams Cos., Inc.	853,770	53,625,294
		220,929,480
PHARMACEUTICALS — 2.2%
Eli Lilly & Co.	1,059,899	826,223,067
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	312,150	96,267,060
Broadridge Financial Solutions, Inc.	69,386	16,862,879
Dayforce, Inc. (a)	214,179	11,863,375
Leidos Holdings, Inc.	91,752	14,474,795
Paychex, Inc.	202,497	29,455,214
Paycom Software, Inc. (b)	65,677	15,197,658
Verisk Analytics, Inc.	83,812	26,107,438
		210,228,419
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	398,029	55,771,823
RESIDENTIAL REITs — 0.1%
AvalonBay Communities, Inc. REIT	84,334	17,161,969
Camden Property Trust REIT	73,299	8,260,064
Essex Property Trust, Inc. REIT	41,539	11,772,153
Mid-America Apartment Communities, Inc. REIT	64,574	9,557,598
UDR, Inc. REIT	182,162	7,437,674
		54,189,458
RETAIL REITs — 0.2%
Simon Property Group, Inc. REIT	412,958	66,387,128
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 19.2%
Applied Materials, Inc.	459,590	84,137,141
Broadcom, Inc.	6,335,577	1,746,401,800
First Solar, Inc. (a) (b)	76,563	12,674,239
KLA Corp.	178,147	159,573,394
Monolithic Power Systems, Inc.	64,385	47,089,901
NVIDIA Corp.	32,861,156	5,191,734,037
Security Description	Shares	Value
NXP Semiconductors NV	136,475	$29,818,423
		7,271,428,935
SOFTWARE — 14.0%
Adobe, Inc. (a)	241,264	93,340,216
ANSYS, Inc. (a)	51,963	18,250,445
Autodesk, Inc. (a) (b)	289,376	89,582,128
Cadence Design Systems, Inc. (a)	203,207	62,618,237
Crowdstrike Holdings, Inc. Class A (a)	335,706	170,978,423
Fair Isaac Corp. (a)	32,847	60,043,002
Fortinet, Inc. (a)	856,501	90,549,286
Gen Digital, Inc.	423,704	12,456,898
Intuit, Inc.	376,875	296,838,056
Microsoft Corp.	5,208,296	2,590,658,513
Oracle Corp.	2,192,228	479,286,808
Palantir Technologies, Inc. Class A (a)	2,866,988	390,827,804
Palo Alto Networks, Inc. (a)	891,173	182,369,643
PTC, Inc. (a)	76,194	13,131,274
Salesforce, Inc.	1,293,239	352,653,343
ServiceNow, Inc. (a)	279,002	286,836,376
Synopsys, Inc. (a)	108,216	55,480,179
Tyler Technologies, Inc. (a)	57,395	34,026,052
Workday, Inc. Class A (a)	135,474	32,513,760
		5,312,440,443
SPECIALIZED REITs — 0.5%
Equinix, Inc. REIT	61,596	48,997,770
Extra Space Storage, Inc. REIT	128,077	18,883,673
Iron Mountain, Inc. REIT	394,660	40,480,276
Public Storage REIT	212,268	62,283,677
		170,645,396
SPECIALTY RETAIL — 1.5%
AutoZone, Inc. (a)	22,602	83,903,822
Home Depot, Inc.	588,286	215,689,179
O'Reilly Automotive, Inc. (a)	1,152,204	103,848,147
TJX Cos., Inc.	887,416	109,587,002
Tractor Supply Co.	387,533	20,450,116
Williams-Sonoma, Inc.	165,389	27,019,601
		560,497,867
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.2%
Apple, Inc.	9,257,549	1,899,371,328
Dell Technologies, Inc. Class C	189,795	23,268,867
NetApp, Inc.	128,283	13,668,554
Super Micro Computer, Inc. (a) (b)	691,797	33,904,971
		1,970,213,720
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Deckers Outdoor Corp. (a)	203,981	21,024,322
Lululemon Athletica, Inc. (a)	69,332	16,471,896
Ralph Lauren Corp.	53,665	14,719,236

See accompanying notes to financial statements.
21

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Tapestry, Inc.	278,053	$24,415,834
		76,631,288
TOBACCO — 0.7%
Altria Group, Inc.	1,049,752	61,546,960
Philip Morris International, Inc.	1,132,920	206,338,719
		267,885,679
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	878,031	36,877,302
United Rentals, Inc.	87,922	66,240,435
WW Grainger, Inc.	58,911	61,281,578
		164,399,315
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	342,160	81,523,042
TOTAL COMMON STOCKS (Cost $27,385,599,426)		37,811,217,257
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	8,208,705	8,208,705
State Street Navigator Securities Lending Portfolio II (e) (f)	48,674,899	48,674,899
TOTAL SHORT-TERM INVESTMENTS (Cost $56,883,604)		56,883,604
TOTAL INVESTMENTS — 100.1% (Cost $27,442,483,030)		37,868,100,861
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(42,640,561)
NET ASSETS — 100.0%		$37,825,460,300

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$37,811,217,257	$—	$—	$37,811,217,257
Short-Term Investments	56,883,604	—	—	56,883,604
TOTAL INVESTMENTS	$37,868,100,861	$—	$—	$37,868,100,861
See accompanying notes to financial statements.
22

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	9,740,165	$9,743,087	$24,815,022	$34,558,110	$403	$(402)	—	$—	$93,845
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	305,737,573	297,528,868	—	—	8,208,705	8,208,705	614,591
State Street Navigator Securities Lending Portfolio II	15,106,095	15,106,095	1,519,991,325	1,486,422,521	—	—	48,674,899	48,674,899	70,816
Total		$24,849,182	$1,850,543,920	$1,818,509,499	$403	$(402)		$56,883,604	$779,252
See accompanying notes to financial statements.
23

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AIR FREIGHT & LOGISTICS — 1.0%
United Parcel Service, Inc. Class B	685,065	$69,150,461
AUTOMOBILES — 1.4%
Ford Motor Co.	8,988,499	97,525,214
BANKS — 8.8%
Citizens Financial Group, Inc.	1,919,947	85,917,628
Fifth Third Bancorp	2,062,471	84,829,432
Huntington Bancshares, Inc.	5,280,927	88,508,337
KeyCorp	5,137,582	89,496,678
Regions Financial Corp.	3,712,028	87,306,899
Truist Financial Corp.	1,938,755	83,347,077
U.S. Bancorp	1,851,115	83,762,954
		603,169,005
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	534,945	99,296,491
CAPITAL MARKETS — 3.9%
Franklin Resources, Inc. (a)	4,527,911	107,990,677
Invesco Ltd.	5,168,688	81,510,210
T. Rowe Price Group, Inc.	797,875	76,994,938
		266,495,825
CHEMICALS — 1.9%
Dow, Inc. (a)	2,203,098	58,338,035
LyondellBasell Industries NV Class A (a)	1,178,040	68,161,394
		126,499,429
CONTAINERS & PACKAGING — 2.3%
Amcor PLC	9,306,410	85,525,908
International Paper Co.	1,516,507	71,018,023
		156,543,931
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.	4,003,882	115,872,345
Verizon Communications, Inc.	2,300,554	99,544,972
		215,417,317
ELECTRIC UTILITIES — 12.6%
American Electric Power Co., Inc.	926,495	96,133,121
Duke Energy Corp.	827,996	97,703,528
Edison International	1,542,873	79,612,247
Evergy, Inc.	1,432,055	98,711,551
Eversource Energy	1,615,153	102,756,034
Exelon Corp.	2,309,918	100,296,640
FirstEnergy Corp.	2,323,520	93,544,915
Pinnacle West Capital Corp.	1,062,568	95,067,959
Southern Co.	1,089,654	100,062,927
		863,888,922
Security Description	Shares	Value
FOOD PRODUCTS — 8.4%
Archer-Daniels-Midland Co. (a)	1,798,234	$94,910,791
Campbell's Co.	2,337,574	71,646,643
Conagra Brands, Inc.	3,534,444	72,350,069
General Mills, Inc.	1,509,050	78,183,880
Hormel Foods Corp.	2,941,336	88,975,414
J.M. Smucker Co.	878,432	86,262,022
Kraft Heinz Co.	3,098,996	80,016,077
		572,344,896
HEALTH CARE PROVIDERS & SERVICES — 1.7%
CVS Health Corp.	1,667,604	115,031,324
HEALTH CARE REITs — 2.1%
Alexandria Real Estate Equities, Inc. REIT	896,780	65,133,132
Healthpeak Properties, Inc. REIT	4,374,575	76,598,808
		141,731,940
HOTEL & RESORT REITs — 1.2%
Host Hotels & Resorts, Inc. REIT	5,362,118	82,362,132
HOUSEHOLD PRODUCTS — 1.3%
Kimberly-Clark Corp.	709,459	91,463,454
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.2%
AES Corp.	7,829,562	82,366,992
INSURANCE — 2.5%
Principal Financial Group, Inc.	1,109,944	88,162,852
Prudential Financial, Inc.	774,300	83,190,792
		171,353,644
LEISURE PRODUCTS — 1.7%
Hasbro, Inc.	1,584,255	116,949,704
MACHINERY — 1.0%
Stanley Black & Decker, Inc. (a)	1,033,715	70,034,191
MEDIA — 1.1%
Interpublic Group of Cos., Inc.	3,192,787	78,159,426
MULTI-UTILITIES — 4.3%
Consolidated Edison, Inc.	1,004,030	100,754,410
Dominion Energy, Inc.	1,700,881	96,133,794
WEC Energy Group, Inc.	928,109	96,708,958
		293,597,162
OFFICE REITs — 1.2%
BXP, Inc. REIT	1,236,548	83,429,894

See accompanying notes to financial statements.
24

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 7.3%
APA Corp.	3,908,002	$71,477,357
Chevron Corp.	583,581	83,562,963
Kinder Morgan, Inc.	3,000,753	88,222,138
ONEOK, Inc.	871,808	71,165,687
Phillips 66 Co.	745,322	88,916,915
Williams Cos., Inc.	1,526,978	95,909,488
		499,254,548
PERSONAL CARE PRODUCTS — 1.3%
Kenvue, Inc.	4,384,039	91,757,936
PHARMACEUTICALS — 3.3%
Bristol-Myers Squibb Co.	1,527,160	70,692,237
Pfizer, Inc.	3,492,401	84,655,800
Viatris, Inc.	8,136,398	72,658,034
		228,006,071
RESIDENTIAL REITs — 6.7%
Camden Property Trust REIT	822,154	92,648,534
Equity Residential REIT	1,334,900	90,092,401
Essex Property Trust, Inc. REIT	327,286	92,752,852
Mid-America Apartment Communities, Inc. REIT	613,879	90,860,231
UDR, Inc. REIT	2,241,826	91,533,756
		457,887,774
RETAIL REITs — 6.4%
Federal Realty Investment Trust REIT	852,588	80,987,334
Kimco Realty Corp. REIT	3,962,993	83,302,113
Realty Income Corp. REIT	1,673,977	96,437,815
Regency Centers Corp. REIT	1,269,459	90,423,565
Simon Property Group, Inc. REIT	522,881	84,058,349
		435,209,176
SPECIALIZED REITs — 5.6%
Crown Castle, Inc. REIT	1,027,984	105,604,796
Extra Space Storage, Inc. REIT	597,424	88,084,195
Public Storage REIT	311,803	91,489,236
VICI Properties, Inc. REIT	3,073,140	100,184,364
		385,362,591
Security Description	Shares	Value
SPECIALTY RETAIL — 1.1%
Best Buy Co., Inc.	1,075,504	$72,198,583
TOBACCO — 3.4%
Altria Group, Inc.	1,747,672	102,466,010
Philip Morris International, Inc.	714,741	130,175,778
		232,641,788
TOTAL COMMON STOCKS (Cost $7,055,739,692)		6,799,129,821

SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b) (c)	20,221,705	20,221,705
State Street Navigator Securities Lending Portfolio II (d) (e)	74,063,324	74,063,324
TOTAL SHORT-TERM INVESTMENTS (Cost $94,285,029)		94,285,029
TOTAL INVESTMENTS — 100.8% (Cost $7,150,024,721)		6,893,414,850
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(53,480,455)
NET ASSETS — 100.0%		$6,839,934,395
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	100	09/19/2025	$30,371,914	$31,268,750	$896,836

During the year ended June 30, 2025, the average notional value related to futures contracts was $40,087,363.
See accompanying notes to financial statements.
25

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,799,129,821	$—	$—	$6,799,129,821
Short-Term Investments	94,285,029	—	—	94,285,029
TOTAL INVESTMENTS	$6,893,414,850	$—	$—	$6,893,414,850
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$896,836	$—	$—	$896,836
TOTAL OTHER FINANCIAL INSTRUMENTS:	$896,836	$—	$—	$896,836

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45,229,163	$45,242,732	$63,346,332	$108,589,064	$466	$(466)	—	$—	$456,805
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	542,924,271	522,702,566	—	—	20,221,705	20,221,705	1,135,641
State Street Navigator Securities Lending Portfolio II	—	—	1,162,957,714	1,088,894,390	—	—	74,063,324	74,063,324	31,078
Total		$45,242,732	$1,769,228,317	$1,720,186,020	$466	$(466)		$94,285,029	$1,623,524
See accompanying notes to financial statements.
26

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
Boeing Co. (a)	818,811	$171,565,469
General Dynamics Corp.	273,568	79,788,843
General Electric Co.	683,262	175,864,806
Huntington Ingalls Industries, Inc.	42,611	10,288,852
L3Harris Technologies, Inc.	204,104	51,197,447
Lockheed Martin Corp.	227,112	105,184,652
Northrop Grumman Corp.	147,560	73,777,049
RTX Corp.	620,988	90,676,668
Textron, Inc.	197,718	15,874,778
		774,218,564
AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide, Inc.	129,276	12,404,032
Expeditors International of Washington, Inc.	148,717	16,990,917
FedEx Corp.	240,218	54,603,954
United Parcel Service, Inc. Class B	792,881	80,033,408
		164,032,311
AIRLINES — 0.1%
Southwest Airlines Co. (b)	618,885	20,076,629
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	236,470	16,131,983
AUTOMOBILES — 0.4%
Ford Motor Co.	4,219,139	45,777,658
General Motors Co.	1,044,124	51,381,342
		97,159,000
BANKS — 5.8%
Bank of America Corp.	7,116,094	336,733,568
Citigroup, Inc.	2,028,297	172,648,641
Citizens Financial Group, Inc.	473,492	21,188,767
Fifth Third Bancorp	727,455	29,920,224
Huntington Bancshares, Inc.	1,576,299	26,418,771
JPMorgan Chase & Co.	1,297,742	376,228,383
KeyCorp	1,081,352	18,837,152
M&T Bank Corp.	174,327	33,817,695
PNC Financial Services Group, Inc.	429,219	80,015,006
Regions Financial Corp.	986,004	23,190,814
Truist Financial Corp.	1,426,545	61,327,170
U.S. Bancorp	1,691,253	76,529,198
Wells Fargo & Co.	3,533,959	283,140,795
		1,539,996,184
BEVERAGES — 2.3%
Brown-Forman Corp. Class B	196,775	5,295,215
Coca-Cola Co.	4,206,578	297,615,394
Constellation Brands, Inc. Class A	168,452	27,403,771
Keurig Dr. Pepper, Inc.	1,472,188	48,670,535
Molson Coors Beverage Co. Class B	186,235	8,956,041
Security Description	Shares	Value
Monster Beverage Corp. (a)	426,359	$26,707,128
PepsiCo, Inc.	1,487,216	196,372,001
		611,020,085
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	1,110,331	206,099,640
Amgen, Inc.	332,006	92,699,395
Biogen, Inc. (a)	158,988	19,967,303
Gilead Sciences, Inc.	1,351,309	149,819,629
Incyte Corp. (a)	69,301	4,719,398
Moderna, Inc. (a) (b)	366,257	10,105,031
Regeneron Pharmaceuticals, Inc.	112,777	59,207,925
		542,618,321
BROADLINE RETAIL — 3.6%
Amazon.com, Inc. (a)	4,309,521	945,465,812
eBay, Inc.	165,221	12,302,356
		957,768,168
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	129,048	8,461,677
Allegion PLC	43,978	6,338,109
Builders FirstSource, Inc. (a)	59,826	6,981,096
Carrier Global Corp.	450,243	32,953,285
Johnson Controls International PLC	715,699	75,592,129
Masco Corp.	135,229	8,703,339
		139,029,635
CAPITAL MARKETS — 5.3%
Bank of New York Mellon Corp.	358,249	32,640,066
Blackrock, Inc.	157,894	165,670,279
Blackstone, Inc.	793,577	118,703,248
Cboe Global Markets, Inc.	113,493	26,467,703
Charles Schwab Corp.	1,854,768	169,229,032
CME Group, Inc.	390,750	107,698,515
Coinbase Global, Inc. Class A (a)	116,028	40,666,654
FactSet Research Systems, Inc.	22,713	10,159,071
Franklin Resources, Inc.	334,263	7,972,173
Goldman Sachs Group, Inc.	333,217	235,834,332
Intercontinental Exchange, Inc.	299,531	54,954,953
Invesco Ltd.	486,239	7,667,989
KKR & Co., Inc.	409,733	54,506,781
MarketAxess Holdings, Inc.	40,775	9,106,688
Moody's Corp.	80,534	40,395,049
Morgan Stanley	737,896	103,940,031
Nasdaq, Inc.	264,876	23,685,212
Northern Trust Corp.	212,294	26,916,756
Raymond James Financial, Inc.	76,212	11,688,634
S&P Global, Inc.	181,019	95,449,508
State Street Corp. (c)	313,158	33,301,222
T. Rowe Price Group, Inc.	242,298	23,381,757
		1,400,035,653
CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	241,197	68,032,026
Albemarle Corp.	127,440	7,986,665

See accompanying notes to financial statements.
27

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
CF Industries Holdings, Inc.	175,961	$16,188,412
Corteva, Inc.	743,092	55,382,647
Dow, Inc.	763,841	20,226,510
DuPont de Nemours, Inc.	453,020	31,072,642
Eastman Chemical Co.	125,170	9,345,192
Ecolab, Inc.	139,306	37,534,608
International Flavors & Fragrances, Inc.	277,265	20,392,841
Linde PLC	511,197	239,843,408
LyondellBasell Industries NV Class A	281,234	16,272,199
Mosaic Co.	343,700	12,538,176
PPG Industries, Inc.	246,527	28,042,446
Sherwin-Williams Co.	108,205	37,153,269
		600,011,041
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Rollins, Inc.	127,883	7,215,159
Veralto Corp.	139,294	14,061,729
Waste Management, Inc.	186,471	42,668,294
		63,945,182
COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	4,318,686	299,630,435
F5, Inc. (a)	33,723	9,925,353
Juniper Networks, Inc.	360,488	14,394,286
		323,950,074
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	31,784	17,448,144
Vulcan Materials Co.	54,324	14,168,786
		31,616,930
CONSUMER FINANCE — 0.6%
Capital One Financial Corp.	694,606	147,784,373
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.3%
Dollar General Corp.	239,268	27,367,474
Dollar Tree, Inc. (a)	214,532	21,247,249
Kroger Co.	665,292	47,721,395
Sysco Corp.	530,193	40,156,818
Target Corp.	496,667	48,996,199
Walgreens Boots Alliance, Inc.	776,589	8,915,242
Walmart, Inc.	1,548,320	151,394,730
		345,799,107
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	2,482,028	22,809,837
Avery Dennison Corp.	84,910	14,899,158
Ball Corp.	301,283	16,898,964
International Paper Co.	572,317	26,801,605
Packaging Corp. of America	48,382	9,117,588
Smurfit WestRock PLC	536,094	23,132,456
		113,659,608
DISTRIBUTORS — 0.2%
Genuine Parts Co.	151,352	18,360,511
LKQ Corp. (b)	281,391	10,414,281
Security Description	Shares	Value
Pool Corp. (b)	41,430	$12,076,016
		40,850,808
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	7,814,084	226,139,591
Verizon Communications, Inc.	4,578,412	198,107,887
		424,247,478
ELECTRIC UTILITIES — 2.3%
Alliant Energy Corp.	279,111	16,877,842
American Electric Power Co., Inc.	578,014	59,974,733
Duke Energy Corp.	841,346	99,278,828
Edison International	421,229	21,735,416
Entergy Corp.	484,682	40,286,768
Evergy, Inc.	250,389	17,259,314
Eversource Energy	399,042	25,387,052
Exelon Corp.	1,089,606	47,310,692
FirstEnergy Corp.	557,782	22,456,303
NextEra Energy, Inc.	735,645	51,068,476
PG&E Corp.	2,381,057	33,191,935
Pinnacle West Capital Corp.	129,651	11,599,875
PPL Corp.	385,869	13,077,100
Southern Co.	1,187,949	109,089,357
Xcel Energy, Inc.	622,388	42,384,623
		610,978,314
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	132,952	24,058,994
Emerson Electric Co.	195,461	26,060,815
Generac Holdings, Inc. (a)	24,204	3,466,255
Rockwell Automation, Inc.	122,702	40,757,923
		94,343,987
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
CDW Corp.	144,451	25,797,504
Corning, Inc.	835,531	43,940,575
Jabil, Inc.	116,581	25,426,316
Keysight Technologies, Inc. (a)	187,376	30,703,431
Ralliant Corp. (a)	5,002	242,547
TE Connectivity PLC	323,414	54,550,240
Teledyne Technologies, Inc. (a)	50,565	25,904,955
Trimble, Inc. (a)	150,014	11,398,064
Zebra Technologies Corp. Class A (a)	30,673	9,458,326
		227,421,958
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	1,074,717	41,204,650
Halliburton Co.	940,252	19,162,336
Schlumberger NV	1,477,125	49,926,825
		110,293,811
ENTERTAINMENT — 1.3%
Electronic Arts, Inc.	148,685	23,744,994
Take-Two Interactive Software, Inc. (a)	183,989	44,681,729
Walt Disney Co.	1,952,265	242,100,383

See accompanying notes to financial statements.
28

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Warner Bros Discovery, Inc. (a)	2,421,810	$27,753,942
		338,281,048
FINANCIAL SERVICES — 2.2%
Berkshire Hathaway, Inc. Class B (a)	1,015,594	493,345,098
Fidelity National Information Services, Inc.	570,566	46,449,778
Global Payments, Inc.	268,931	21,525,237
Jack Henry & Associates, Inc.	47,560	8,568,885
PayPal Holdings, Inc. (a)	348,532	25,902,898
		595,791,896
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	520,598	27,477,162
Bunge Global SA	144,808	11,625,186
Campbell's Co.	212,523	6,513,830
Conagra Brands, Inc.	519,760	10,639,487
General Mills, Inc.	597,343	30,948,341
Hershey Co.	160,363	26,612,240
Hormel Foods Corp.	314,405	9,510,751
J.M. Smucker Co.	115,693	11,361,053
Kellanova	292,398	23,254,413
Kraft Heinz Co.	946,929	24,449,707
Lamb Weston Holdings, Inc.	154,132	7,991,744
McCormick & Co., Inc.	274,087	20,781,276
Mondelez International, Inc. Class A	1,402,176	94,562,750
Tyson Foods, Inc. Class A	311,355	17,417,199
		323,145,139
GAS UTILITIES — 0.1%
Atmos Energy Corp.	172,295	26,552,383
GROUND TRANSPORTATION — 1.0%
CSX Corp.	1,101,645	35,946,676
JB Hunt Transport Services, Inc.	86,433	12,411,779
Norfolk Southern Corp.	245,447	62,827,068
Old Dominion Freight Line, Inc.	110,456	17,927,009
Union Pacific Corp.	648,848	149,286,948
		278,399,480
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	1,889,397	256,976,886
Align Technology, Inc. (a)	74,006	14,011,556
Baxter International, Inc.	555,853	16,831,229
Becton Dickinson & Co.	311,271	53,616,430
Cooper Cos., Inc. (a)	216,515	15,407,207
Dexcom, Inc. (a)	242,449	21,163,373
Edwards Lifesciences Corp. (a)	639,300	49,999,653
GE HealthCare Technologies, Inc.	495,595	36,708,722
Hologic, Inc. (a)	243,571	15,871,086
IDEXX Laboratories, Inc. (a)	87,332	46,839,645
Medtronic PLC	1,390,331	121,195,153
Solventum Corp. (a)	149,667	11,350,745
STERIS PLC	106,485	25,579,827
Stryker Corp.	174,963	69,220,612
Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	215,873	$19,689,776
		774,461,900
HEALTH CARE PROVIDERS & SERVICES — 3.6%
Cardinal Health, Inc.	259,190	43,543,920
Cencora, Inc.	187,044	56,085,143
Centene Corp. (a)	538,263	29,216,916
Cigna Group	290,104	95,902,580
CVS Health Corp.	1,366,915	94,289,797
Elevance Health, Inc.	245,369	95,438,726
HCA Healthcare, Inc.	77,119	29,544,289
Henry Schein, Inc. (a) (b)	134,695	9,839,470
Humana, Inc.	130,978	32,021,501
Labcorp Holdings, Inc.	90,529	23,764,768
McKesson Corp.	135,851	99,548,896
Molina Healthcare, Inc. (a)	58,857	17,533,500
Quest Diagnostics, Inc.	120,803	21,699,843
UnitedHealth Group, Inc.	985,137	307,333,190
Universal Health Services, Inc. Class B	63,917	11,578,565
		967,341,104
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	166,683	12,106,186
Healthpeak Properties, Inc. REIT	761,702	13,337,402
Ventas, Inc. REIT	490,080	30,948,552
Welltower, Inc. REIT	310,330	47,707,031
		104,099,171
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	280,064	4,301,783
HOTELS, RESTAURANTS & LEISURE — 1.5%
Caesars Entertainment, Inc. (a) (b)	230,087	6,532,170
Darden Restaurants, Inc.	72,364	15,773,181
Domino's Pizza, Inc.	21,796	9,821,278
McDonald's Corp.	777,121	227,051,442
MGM Resorts International (a)	224,635	7,725,198
Starbucks Corp.	1,231,638	112,854,990
Yum! Brands, Inc.	179,112	26,540,816
		406,299,075
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	300,225	38,705,007
Lennar Corp. Class A	253,480	28,037,423
Mohawk Industries, Inc. (a)	56,930	5,968,541
NVR, Inc. (a)	1,178	8,700,308
		81,411,279
HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc.	266,884	25,650,221
Clorox Co.	134,214	16,115,075
Colgate-Palmolive Co.	492,606	44,777,886
Kimberly-Clark Corp.	359,560	46,354,475
Procter & Gamble Co.	2,546,084	405,642,103
		538,539,760

See accompanying notes to financial statements.
29

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% *
AES Corp.	769,276	$8,092,784
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	584,442	88,975,450
Honeywell International, Inc.	697,940	162,536,267
		251,511,717
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	1,004,931	105,638,347
INSURANCE — 2.7%
Aflac, Inc.	528,420	55,727,173
Allstate Corp.	287,243	57,824,888
American International Group, Inc.	625,891	53,570,011
Aon PLC Class A	114,829	40,966,394
Arthur J Gallagher & Co.	151,644	48,544,277
Assurant, Inc.	55,709	11,001,970
Chubb Ltd.	404,068	117,066,581
Cincinnati Financial Corp.	79,578	11,850,756
Everest Group Ltd.	46,751	15,888,327
Globe Life, Inc.	90,840	11,290,504
Hartford Insurance Group, Inc.	140,169	17,783,241
Loews Corp.	191,800	17,580,388
Marsh & McLennan Cos., Inc.	298,115	65,179,864
MetLife, Inc.	612,382	49,247,761
Principal Financial Group, Inc.	228,597	18,157,460
Prudential Financial, Inc.	383,684	41,223,009
Travelers Cos., Inc.	245,773	65,754,108
W.R. Berkley Corp.	146,326	10,750,571
Willis Towers Watson PLC	56,235	17,236,028
		726,643,311
INTERACTIVE MEDIA & SERVICES — 0.0% *
Match Group, Inc.	271,783	8,395,377
IT SERVICES — 1.1%
Accenture PLC Class A	678,263	202,726,028
Akamai Technologies, Inc. (a)	162,500	12,961,000
Cognizant Technology Solutions Corp. Class A	537,379	41,931,683
EPAM Systems, Inc. (a)	61,330	10,844,371
VeriSign, Inc.	88,400	25,529,920
		293,993,002
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	141,865	10,472,474
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	309,205	36,489,282
Bio-Techne Corp.	171,921	8,845,335
Charles River Laboratories International, Inc. (a)	55,038	8,350,916
Danaher Corp.	691,707	136,639,801
IQVIA Holdings, Inc. (a)	178,474	28,125,718
Mettler-Toledo International, Inc. (a)	13,366	15,701,307
Revvity, Inc.	131,668	12,734,929
Security Description	Shares	Value
Thermo Fisher Scientific, Inc.	409,953	$166,219,543
Waters Corp. (a)	34,626	12,085,859
West Pharmaceutical Services, Inc.	78,516	17,179,301
		442,371,991
MACHINERY — 1.2%
Deere & Co.	153,764	78,187,456
Dover Corp.	82,168	15,055,643
Fortive Corp.	370,506	19,314,478
IDEX Corp.	82,433	14,472,762
Illinois Tool Works, Inc.	170,803	42,231,042
Nordson Corp.	58,893	12,624,892
Otis Worldwide Corp.	430,411	42,619,297
PACCAR, Inc.	255,842	24,320,341
Pentair PLC	62,457	6,411,836
Snap-on, Inc.	57,048	17,752,197
Stanley Black & Decker, Inc.	166,866	11,305,171
Xylem, Inc.	263,273	34,056,995
		318,352,110
MEDIA — 1.0%
Charter Communications, Inc. Class A (a) (b)	104,596	42,759,891
Comcast Corp. Class A	4,044,450	144,346,420
Fox Corp. Class A	235,771	13,212,607
Fox Corp. Class B	142,672	7,366,155
Interpublic Group of Cos., Inc.	403,143	9,868,941
News Corp. Class A	409,985	12,184,754
News Corp. Class B (b)	121,158	4,156,931
Omnicom Group, Inc. (b)	213,271	15,342,716
Paramount Global Class B	626,541	8,082,379
		257,320,794
METALS & MINING — 0.7%
Freeport-McMoRan, Inc.	1,557,857	67,533,101
Newmont Corp.	1,208,701	70,418,920
Nucor Corp.	250,585	32,460,781
Steel Dynamics, Inc.	149,929	19,192,411
		189,605,213
MULTI-UTILITIES — 1.3%
Ameren Corp.	292,998	28,139,528
CenterPoint Energy, Inc.	707,222	25,983,336
CMS Energy Corp.	324,893	22,508,587
Consolidated Edison, Inc.	391,245	39,261,436
Dominion Energy, Inc.	926,087	52,342,437
DTE Energy Co.	224,554	29,744,423
NiSource, Inc.	509,994	20,573,158
Public Service Enterprise Group, Inc.	286,381	24,107,553
Sempra	708,212	53,661,223
WEC Energy Group, Inc.	344,826	35,930,869
		332,252,550
OFFICE REITs — 0.0% *
BXP, Inc. REIT	157,637	10,635,768

See accompanying notes to financial statements.
30

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 5.3%
APA Corp.	400,464	$7,324,487
Chevron Corp.	1,763,809	252,559,811
ConocoPhillips	1,370,948	123,028,873
Coterra Energy, Inc.	828,842	21,036,010
Devon Energy Corp.	697,306	22,181,304
Diamondback Energy, Inc.	202,695	27,850,293
EOG Resources, Inc.	592,723	70,895,598
EQT Corp.	646,660	37,713,211
Expand Energy Corp.	235,179	27,501,832
Exxon Mobil Corp.	4,680,517	504,559,733
Kinder Morgan, Inc.	2,095,555	61,609,317
Marathon Petroleum Corp.	333,633	55,419,778
Occidental Petroleum Corp.	769,447	32,324,468
ONEOK, Inc.	296,031	24,165,010
Phillips 66 Co.	442,459	52,785,359
Valero Energy Corp.	340,126	45,719,737
Williams Cos., Inc.	634,158	39,831,464
		1,406,506,285
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	254,162	20,536,290
Kenvue, Inc.	2,078,168	43,496,056
		64,032,346
PHARMACEUTICALS — 3.6%
Bristol-Myers Squibb Co.	2,200,208	101,847,628
Johnson & Johnson	2,610,933	398,820,016
Merck & Co., Inc.	2,726,904	215,861,721
Pfizer, Inc.	6,174,066	149,659,360
Viatris, Inc.	1,291,534	11,533,398
Zoetis, Inc.	485,479	75,710,450
		953,432,573
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	190,030	58,605,252
Broadridge Financial Solutions, Inc.	71,282	17,323,665
Equifax, Inc.	134,735	34,946,217
Jacobs Solutions, Inc.	130,484	17,152,122
Leidos Holdings, Inc.	68,136	10,749,135
Paychex, Inc.	184,015	26,766,822
Verisk Analytics, Inc.	85,960	26,776,540
		192,319,753
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CoStar Group, Inc. (a)	457,406	36,775,442
RESIDENTIAL REITs — 0.4%
AvalonBay Communities, Inc. REIT	86,549	17,612,721
Camden Property Trust REIT	56,811	6,402,032
Equity Residential REIT	371,865	25,097,169
Essex Property Trust, Inc. REIT	36,421	10,321,711
Invitation Homes, Inc. REIT	619,584	20,322,355
Mid-America Apartment Communities, Inc. REIT	74,972	11,096,606
Security Description	Shares	Value
UDR, Inc. REIT	178,891	$7,304,120
		98,156,714
RETAIL REITs — 0.4%
Federal Realty Investment Trust REIT	83,622	7,943,254
Kimco Realty Corp. REIT	737,642	15,505,235
Realty Income Corp. REIT	980,680	56,496,975
Regency Centers Corp. REIT	177,723	12,659,209
		92,604,673
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Advanced Micro Devices, Inc. (a)	1,757,215	249,348,808
Analog Devices, Inc.	537,912	128,033,814
Applied Materials, Inc.	511,028	93,553,896
Enphase Energy, Inc. (a)	143,136	5,675,342
First Solar, Inc. (a)	54,206	8,973,261
Intel Corp.	4,736,937	106,107,389
Lam Research Corp.	1,391,818	135,479,564
Microchip Technology, Inc.	582,879	41,017,195
Micron Technology, Inc.	1,213,631	149,580,021
NXP Semiconductors NV	165,708	36,205,541
ON Semiconductor Corp. (a)	456,450	23,922,545
QUALCOMM, Inc.	1,191,528	189,762,749
Skyworks Solutions, Inc.	163,046	12,150,188
Teradyne, Inc.	176,538	15,874,297
Texas Instruments, Inc.	987,109	204,943,571
		1,400,628,181
SOFTWARE — 8.5%
Adobe, Inc. (a)	268,454	103,859,483
ANSYS, Inc. (a)	53,045	18,630,465
Cadence Design Systems, Inc. (a)	133,752	41,215,679
Gen Digital, Inc.	246,178	7,237,633
Microsoft Corp.	3,874,298	1,927,114,568
PTC, Inc. (a)	69,005	11,892,322
Roper Technologies, Inc.	116,381	65,969,406
Synopsys, Inc. (a)	80,556	41,299,450
Workday, Inc. Class A (a)	123,067	29,536,080
		2,246,755,086
SPECIALIZED REITs — 1.4%
American Tower Corp. REIT	506,657	111,981,330
Crown Castle, Inc. REIT	471,083	48,394,357
Digital Realty Trust, Inc. REIT	343,037	59,801,640
Equinix, Inc. REIT	55,951	44,507,342
Extra Space Storage, Inc. REIT	126,314	18,623,736
SBA Communications Corp. REIT	116,879	27,447,864
VICI Properties, Inc. REIT	1,145,908	37,356,601
Weyerhaeuser Co. REIT	788,449	20,255,255
		368,368,125
SPECIALTY RETAIL — 2.0%
Best Buy Co., Inc.	211,480	14,196,652
CarMax, Inc. (a)	167,556	11,261,439

See accompanying notes to financial statements.
31

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Home Depot, Inc.	603,268	$221,182,180
Lowe's Cos., Inc.	607,831	134,859,464
Ross Stores, Inc.	357,619	45,625,032
TJX Cos., Inc.	499,638	61,700,297
Tractor Supply Co. (b)	265,982	14,035,870
Ulta Beauty, Inc. (a)	49,027	22,935,811
		525,796,745
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.3%
Apple, Inc.	8,758,703	1,797,023,094
Dell Technologies, Inc. Class C	172,438	21,140,899
Hewlett Packard Enterprise Co.	1,425,749	29,156,567
HP, Inc.	1,017,997	24,900,207
NetApp, Inc.	117,674	12,538,165
Seagate Technology Holdings PLC	229,384	33,106,993
Western Digital Corp.	377,466	24,154,049
		1,942,019,974
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Lululemon Athletica, Inc. (a)	65,500	15,561,490
NIKE, Inc. Class B	1,280,660	90,978,086
		106,539,576
TOBACCO — 0.8%
Altria Group, Inc.	992,115	58,167,702
Philip Morris International, Inc.	775,567	141,254,018
		199,421,720
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	536,562	22,535,604
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	211,493	29,420,791
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	244,311	58,209,539
TOTAL COMMON STOCKS (Cost $25,187,887,182)		26,534,421,787
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	16,769,323	$16,769,323
State Street Navigator Securities Lending Portfolio II (c) (f)	75,661,969	75,661,969
TOTAL SHORT-TERM INVESTMENTS (Cost $92,431,292)		92,431,292
TOTAL INVESTMENTS — 100.2% (Cost $25,280,318,474)		26,626,853,079
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(47,782,599)
NET ASSETS — 100.0%		$26,579,070,480
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$26,534,421,787	$—	$—	$26,534,421,787
Short-Term Investments	92,431,292	—	—	92,431,292
TOTAL INVESTMENTS	$26,626,853,079	$—	$—	$26,626,853,079
See accompanying notes to financial statements.
32

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	331,581	$24,536,994	$15,416,692	$17,943,293	$1,899,191	$9,391,638	313,158	$33,301,222	$956,910
State Street Institutional Liquid Reserves Fund, Premier Class	20,686,220	20,692,426	88,844,655	109,537,081	656	(656)	—	—	165,562
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,511,031,838	1,494,262,515	—	—	16,769,323	16,769,323	1,066,802
State Street Navigator Securities Lending Portfolio II	57,581,983	57,581,983	1,163,452,140	1,145,372,154	—	—	75,661,969	75,661,969	83,523
Total		$102,811,403	$2,778,745,325	$2,767,115,043	$1,899,847	$9,390,982		$125,732,514	$2,272,797
See accompanying notes to financial statements.
33

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.1%
AAR Corp. (a)	300,633	$20,680,544
AeroVironment, Inc. (a) (b)	238,851	68,060,592
Kratos Defense & Security Solutions, Inc. (a) (b)	1,411,039	65,542,762
Mercury Systems, Inc. (a)	432,233	23,280,069
Moog, Inc. Class A	239,812	43,398,778
National Presto Industries, Inc.	44,853	4,393,800
Triumph Group, Inc. (a)	659,328	16,977,696
		242,334,241
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp. (a) (b)	176,475	4,330,697
Hub Group, Inc. Class A	517,514	17,300,493
		21,631,190
AIRLINES — 0.5%
Allegiant Travel Co. (a) (b)	123,067	6,762,532
JetBlue Airways Corp. (a) (b)	2,608,732	11,034,936
SkyWest, Inc. (a)	342,833	35,301,514
Sun Country Airlines Holdings, Inc. (a)	343,832	4,040,026
		57,139,008
AUTO COMPONENTS — 1.9%
Adient PLC (a)	713,941	13,893,292
American Axle & Manufacturing Holdings, Inc. (a)	996,093	4,064,059
BorgWarner, Inc.	1,862,796	62,366,410
Dana, Inc.	1,098,973	18,847,387
Dorman Products, Inc. (a)	229,570	28,161,352
Fox Factory Holding Corp. (a)	354,383	9,192,695
Gentherm, Inc. (a)	259,877	7,351,920
LCI Industries	213,584	19,476,725
Patrick Industries, Inc. (b)	283,059	26,117,854
Phinia, Inc.	338,432	15,056,840
Standard Motor Products, Inc.	177,632	5,456,855
XPEL, Inc. (a) (b)	192,434	6,908,381
		216,893,770
AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	241,407	7,000,803
BANKS — 9.0%
Ameris Bancorp	546,706	35,371,878
Atlantic Union Bankshares Corp.	1,205,407	37,705,131
Axos Financial, Inc. (a)	455,886	34,665,571
Banc of California, Inc.	1,088,469	15,292,989
BancFirst Corp.	169,842	20,995,868
Bancorp, Inc. (a) (b)	397,357	22,637,428
Bank of Hawaii Corp.	338,754	22,876,058
BankUnited, Inc.	636,983	22,670,225
Banner Corp.	293,577	18,832,965
Security Description	Shares	Value
Berkshire Hills Bancorp, Inc.	387,879	$9,712,490
Brookline Bancorp, Inc.	764,890	8,069,589
Capitol Federal Financial, Inc.	1,027,505	6,267,780
Cathay General Bancorp	596,674	27,166,567
Central Pacific Financial Corp.	226,891	6,359,755
City Holding Co. (b)	123,159	15,077,125
Community Financial System, Inc.	448,884	25,528,033
Customers Bancorp, Inc. (a)	248,119	14,574,510
CVB Financial Corp.	1,096,324	21,696,252
Dime Community Bancshares, Inc.	333,081	8,973,202
Eagle Bancorp, Inc.	255,296	4,973,166
FB Financial Corp.	291,257	13,193,942
First BanCorp	1,365,668	28,446,864
First Bancorp/Southern Pines NC	352,081	15,523,251
First Commonwealth Financial Corp.	889,212	14,431,911
First Financial Bancorp	813,656	19,739,295
First Hawaiian, Inc.	1,064,510	26,570,170
Fulton Financial Corp.	1,539,536	27,773,229
Hanmi Financial Corp.	259,358	6,400,955
Heritage Financial Corp.	292,120	6,964,141
Hilltop Holdings, Inc.	387,045	11,746,816
Hope Bancorp, Inc.	1,081,499	11,604,484
Independent Bank Corp.	362,117	22,771,728
Lakeland Financial Corp.	215,991	13,272,647
National Bank Holdings Corp. Class A	321,723	12,100,002
NBT Bancorp, Inc.	445,432	18,507,700
Northwest Bancshares, Inc.	1,079,693	13,798,477
OFG Bancorp	381,886	16,344,721
Pacific Premier Bancorp, Inc.	821,602	17,327,586
Park National Corp.	123,911	20,725,354
Pathward Financial, Inc.	199,174	15,758,647
Preferred Bank	98,027	8,483,747
Provident Financial Services, Inc.	1,111,727	19,488,574
Renasant Corp.	780,520	28,044,084
S&T Bancorp, Inc.	328,475	12,422,924
Seacoast Banking Corp. of Florida	722,508	19,955,671
ServisFirst Bancshares, Inc. (b)	425,651	32,992,209
Simmons First National Corp. Class A	1,065,834	20,208,213
Southside Bancshares, Inc.	239,075	7,035,977
Stellar Bancorp, Inc.	389,137	10,888,053
Tompkins Financial Corp.	108,571	6,810,659
Triumph Financial, Inc. (a)	187,005	10,305,846
TrustCo Bank Corp.	161,266	5,389,510
Trustmark Corp.	511,635	18,654,212
United Community Banks, Inc.	1,034,228	30,809,652
Veritex Holdings, Inc.	462,951	12,083,021
WaFd, Inc.	681,946	19,967,379
Westamerica BanCorp	222,358	10,771,022

See accompanying notes to financial statements.
34

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
WSFS Financial Corp.	483,171	$26,574,405
		1,013,333,660
BEVERAGES — 0.1%
MGP Ingredients, Inc.	113,659	3,406,360
National Beverage Corp. (a)	201,586	8,716,579
		12,122,939
BIOTECHNOLOGY — 2.5%
ACADIA Pharmaceuticals, Inc. (a)	1,048,971	22,626,304
ADMA Biologics, Inc. (a)	2,022,068	36,821,858
Alkermes PLC (a)	1,395,484	39,924,797
Arcus Biosciences, Inc. (a)	568,109	4,624,407
Arrowhead Pharmaceuticals, Inc. (a)	1,073,961	16,968,584
Catalyst Pharmaceuticals, Inc. (a)	975,631	21,171,193
Dynavax Technologies Corp. (a)	948,440	9,408,525
Krystal Biotech, Inc. (a)	216,565	29,769,025
Myriad Genetics, Inc. (a)	770,709	4,092,465
Protagonist Therapeutics, Inc. (a)	527,540	29,157,136
TG Therapeutics, Inc. (a) (b)	1,147,637	41,303,456
Tobira Therapeutics, Inc. CVR (a)	740	3,352
Vericel Corp. (a)	420,562	17,894,913
Vir Biotechnology, Inc. (a) (b)	808,049	4,072,567
Xencor, Inc. (a)	592,085	4,653,788
		282,492,370
BROADLINE RETAIL — 0.5%
Etsy, Inc. (a)	883,840	44,333,414
Kohl's Corp.	946,187	8,023,666
		52,357,080
BUILDING PRODUCTS — 2.6%
American Woodmark Corp. (a)	127,938	6,828,051
Apogee Enterprises, Inc.	181,695	7,376,817
Armstrong World Industries, Inc.	368,122	59,797,738
AZZ, Inc.	254,632	24,057,631
CSW Industrials, Inc.	142,231	40,796,118
Gibraltar Industries, Inc. (a)	250,712	14,792,008
Griffon Corp.	330,474	23,916,403
Hayward Holdings, Inc. (a)	1,211,097	16,713,138
Insteel Industries, Inc.	164,033	6,103,668
Masterbrand, Inc. (a) (b)	1,082,353	11,830,118
Quanex Building Products Corp. (b)	399,924	7,558,564
Resideo Technologies, Inc. (a)	1,252,495	27,630,040
Zurn Elkay Water Solutions Corp.	1,197,738	43,801,279
		291,201,573
Security Description	Shares	Value
CAPITAL MARKETS — 2.9%
Acadian Asset Management, Inc.	226,165	$7,970,055
Artisan Partners Asset Management, Inc. Class A	597,152	26,471,748
BGC Group, Inc. Class A	3,204,479	32,781,820
Cohen & Steers, Inc. (b)	228,237	17,197,658
Donnelley Financial Solutions, Inc. (a)	216,122	13,323,921
Moelis & Co. Class A	627,728	39,120,009
Piper Sandler Cos.	139,068	38,652,560
PJT Partners, Inc. Class A (b)	207,991	34,320,595
StepStone Group, Inc. Class A	558,938	31,021,059
StoneX Group, Inc. (a)	370,586	33,775,208
Virtu Financial, Inc. Class A	684,046	30,638,420
Virtus Investment Partners, Inc.	54,839	9,947,795
WisdomTree, Inc. (b)	970,733	11,173,137
		326,393,985
CHEMICALS — 3.2%
AdvanSix, Inc.	225,235	5,349,331
Balchem Corp.	276,386	44,000,651
Celanese Corp.	927,459	51,316,306
Chemours Co. (b)	1,272,837	14,573,984
Element Solutions, Inc.	1,890,760	42,825,714
FMC Corp.	1,058,673	44,199,598
Hawkins, Inc. (b)	160,245	22,770,815
HB Fuller Co.	458,996	27,608,609
Ingevity Corp. (a)	309,381	13,331,227
Innospec, Inc.	212,560	17,874,170
Koppers Holdings, Inc.	171,824	5,524,142
Minerals Technologies, Inc.	267,538	14,733,318
Quaker Chemical Corp. (b)	116,649	13,057,689
Sensient Technologies Corp.	359,739	35,441,486
Stepan Co.	179,853	9,816,377
		362,423,417
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	530,179	25,029,751
Brady Corp. Class A	370,646	25,192,809
CoreCivic, Inc. (a)	923,529	19,458,756
Deluxe Corp.	374,857	5,963,975
Enviri Corp. (a) (b)	675,145	5,860,259
GEO Group, Inc. (a) (b)	1,179,510	28,249,264
Healthcare Services Group, Inc. (a)	614,995	9,243,375
HNI Corp.	396,030	19,476,755
Interface, Inc.	495,945	10,380,129
Liquidity Services, Inc. (a)	192,211	4,534,257
MillerKnoll, Inc.	579,965	11,262,920
OPENLANE, Inc. (a)	910,293	22,256,664
Pitney Bowes, Inc.	1,345,523	14,679,656
UniFirst Corp.	127,072	23,917,492
Vestis Corp.	974,958	5,586,509
		231,092,571

See accompanying notes to financial statements.
35

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.0%
Calix, Inc. (a)	490,918	$26,111,928
Digi International, Inc. (a)	313,097	10,914,561
Extreme Networks, Inc. (a)	1,130,810	20,298,040
Harmonic, Inc. (a)	953,792	9,032,410
NetScout Systems, Inc. (a)	601,244	14,916,864
Viasat, Inc. (a) (b)	723,160	10,558,136
Viavi Solutions, Inc. (a)	1,892,865	19,061,151
		110,893,090
CONSTRUCTION & ENGINEERING — 2.5%
Arcosa, Inc.	413,608	35,863,950
Dycom Industries, Inc. (a)	243,996	59,630,183
Everus Construction Group, Inc. (a)	434,246	27,587,648
Granite Construction, Inc. (b)	371,705	34,758,135
MYR Group, Inc. (a)	132,112	23,971,722
Sterling Infrastructure, Inc. (a)	257,840	59,491,423
WillScot Holdings Corp.	1,545,705	42,352,317
		283,655,378
CONSUMER FINANCE — 0.8%
Bread Financial Holdings, Inc.	396,036	22,621,576
Encore Capital Group, Inc. (a)	196,660	7,612,709
Enova International, Inc. (a)	215,818	24,068,023
EZCORP, Inc. Class A (a)	440,384	6,112,530
Navient Corp. (b)	614,005	8,657,470
PRA Group, Inc. (a)	334,816	4,938,536
PROG Holdings, Inc.	340,482	9,993,147
World Acceptance Corp. (a)	26,122	4,313,265
		88,317,256
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Andersons, Inc.	273,389	10,047,046
Chefs' Warehouse, Inc. (a) (b)	300,260	19,159,591
Grocery Outlet Holding Corp. (a) (b)	826,387	10,263,726
PriceSmart, Inc.	211,399	22,205,351
SpartanNash Co.	291,126	7,711,928
United Natural Foods, Inc. (a)	510,085	11,890,081
		81,277,723
CONTAINERS & PACKAGING — 0.5%
O-I Glass, Inc. (a)	1,312,147	19,341,047
Sealed Air Corp.	1,246,395	38,675,637
		58,016,684
DIVERSIFIED CONSUMER SERVICES — 1.5%
Adtalem Global Education, Inc. (a)	304,047	38,683,900
Frontdoor, Inc. (a)	622,559	36,693,627
Security Description	Shares	Value
Matthews International Corp. Class A (b)	259,316	$6,200,245
Mister Car Wash, Inc. (a) (b)	793,478	4,768,803
Perdoceo Education Corp.	525,752	17,186,833
Strategic Education, Inc.	202,275	17,219,671
Stride, Inc. (a) (b)	363,811	52,821,719
		173,574,798
Diversified REITs — 0.8%
Alexander & Baldwin, Inc. REIT	618,008	11,019,083
American Assets Trust, Inc. REIT	401,352	7,926,702
Armada Hoffler Properties, Inc. REIT (b)	689,549	4,737,201
Essential Properties Realty Trust, Inc. REIT (b)	1,674,324	53,427,679
Global Net Lease, Inc. REIT	1,628,904	12,298,225
		89,408,890
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Cogent Communications Holdings, Inc. (b)	359,831	17,347,453
Lumen Technologies, Inc. (a)	8,679,740	38,017,261
Shenandoah Telecommunications Co. (b)	387,593	5,294,520
		60,659,234
ELECTRIC UTILITIES — 0.5%
MGE Energy, Inc. (b)	310,065	27,422,148
Otter Tail Corp. (b)	356,576	27,488,444
		54,910,592
ELECTRICAL EQUIPMENT — 0.4%
Powell Industries, Inc. (b)	80,128	16,862,938
Sunrun, Inc. (a)	1,920,280	15,707,890
Vicor Corp. (a)	196,040	8,892,374
		41,463,202
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Advanced Energy Industries, Inc.	319,137	42,285,653
Arlo Technologies, Inc. (a)	879,225	14,911,656
Badger Meter, Inc.	249,739	61,173,568
Benchmark Electronics, Inc.	306,440	11,899,065
CTS Corp.	256,254	10,918,983
ePlus, Inc. (a)	224,313	16,172,967
Insight Enterprises, Inc. (a) (b)	233,799	32,284,135
Itron, Inc. (a)	386,420	50,864,465
Knowles Corp. (a)	732,686	12,909,927
OSI Systems, Inc. (a) (b)	132,222	29,731,439
PC Connection, Inc.	100,485	6,609,903
Plexus Corp. (a)	230,533	31,193,420
Ralliant Corp. (a)	959,900	46,545,551

See accompanying notes to financial statements.
36

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Rogers Corp. (a)	144,511	$9,896,113
Sanmina Corp. (a)	453,086	44,325,403
ScanSource, Inc. (a)	175,032	7,318,088
TTM Technologies, Inc. (a)	861,020	35,146,837
Vishay Intertechnology, Inc. (b)	956,953	15,196,414
		479,383,587
ENERGY EQUIPMENT & SERVICES — 1.6%
Archrock, Inc.	1,498,277	37,202,218
Atlas Energy Solutions, Inc. (b)	611,203	8,171,784
Bristow Group, Inc. (a)	211,594	6,976,254
Cactus, Inc. Class A	582,708	25,475,994
Core Laboratories, Inc. (b)	395,533	4,556,540
Helix Energy Solutions Group, Inc. (a)	1,216,335	7,589,930
Helmerich & Payne, Inc. (b)	846,837	12,838,049
Innovex International, Inc. (a) (b)	331,510	5,178,186
Liberty Energy, Inc.	1,379,613	15,837,957
Oceaneering International, Inc. (a)	850,883	17,630,296
Patterson-UTI Energy, Inc.	2,996,850	17,771,321
ProPetro Holding Corp. (a) (b)	690,886	4,124,589
RPC, Inc. (b)	722,463	3,417,250
Tidewater, Inc. (a) (b)	387,151	17,859,276
		184,629,644
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc. (b)	859,209	25,930,928
Madison Square Garden Sports Corp. (a)	141,998	29,670,482
		55,601,410
FINANCIAL SERVICES — 2.7%
Enact Holdings, Inc.	240,448	8,932,643
EVERTEC, Inc.	541,944	19,537,081
HA Sustainable Infrastructure Capital, Inc. (b)	1,018,551	27,358,280
Jackson Financial, Inc. Class A	605,556	53,767,317
Mr. Cooper Group, Inc. (a)	542,567	80,956,422
NCR Atleos Corp. (a)	617,425	17,615,135
NMI Holdings, Inc. (a)	661,579	27,912,018
Payoneer Global, Inc. (a)	2,187,009	14,981,012
Radian Group, Inc.	1,136,851	40,949,373
Walker & Dunlop, Inc.	273,345	19,265,356
		311,274,637
FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	667,676	2,824,269
Cal-Maine Foods, Inc.	365,698	36,434,492
Fresh Del Monte Produce, Inc.	285,336	9,250,593
Freshpet, Inc. (a) (b)	415,260	28,221,070
J&J Snack Foods Corp.	131,577	14,922,147
John B Sanfilippo & Son, Inc.	78,355	4,955,170
Security Description	Shares	Value
Simply Good Foods Co. (a)	783,661	$24,755,851
Tootsie Roll Industries, Inc. (b)	139,113	4,653,330
TreeHouse Foods, Inc. (a)	384,362	7,464,310
WK Kellogg Co. (b)	563,989	8,989,985
		142,471,217
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	198,476	23,860,785
MDU Resources Group, Inc.	1,730,516	28,847,701
Northwest Natural Holding Co.	341,676	13,571,371
		66,279,857
GROUND TRANSPORTATION — 0.7%
ArcBest Corp.	193,668	14,914,373
Heartland Express, Inc.	356,015	3,075,970
Hertz Global Holdings, Inc. (a) (b)	1,041,950	7,116,519
Marten Transport Ltd.	486,584	6,320,726
RXO, Inc. (a) (b)	1,204,934	18,941,562
Schneider National, Inc. Class B	399,662	9,651,837
Werner Enterprises, Inc. (b)	526,654	14,409,253
		74,430,240
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Artivion, Inc. (a)	319,845	9,947,180
Avanos Medical, Inc. (a)	388,099	4,750,332
CONMED Corp. (b)	263,038	13,699,019
Embecta Corp.	504,413	4,887,762
Enovis Corp. (a) (b)	488,525	15,320,144
Glaukos Corp. (a)	484,338	50,027,272
ICU Medical, Inc. (a)	209,507	27,686,350
Inspire Medical Systems, Inc. (a) (b)	251,069	32,581,224
Integer Holdings Corp. (a) (b)	297,043	36,527,378
Integra LifeSciences Holdings Corp. (a) (b)	564,896	6,931,274
LeMaitre Vascular, Inc.	174,204	14,467,642
Merit Medical Systems, Inc. (a) (b)	500,922	46,826,189
Neogen Corp. (a) (b)	1,681,112	8,035,715
Omnicell, Inc. (a)	394,319	11,592,979
QuidelOrtho Corp. (a)	561,643	16,186,551
STAAR Surgical Co. (a) (b)	418,557	7,023,386
Tandem Diabetes Care, Inc. (a)	558,910	10,418,082
Teleflex, Inc.	374,499	44,325,702
TransMedics Group, Inc. (a) (b)	285,936	38,318,283
UFP Technologies, Inc. (a) (b)	62,018	15,142,315
		414,694,779
HEALTH CARE PROVIDERS & SERVICES — 2.0%
AdaptHealth Corp. (a)	903,384	8,518,911
Addus HomeCare Corp. (a)	152,676	17,586,748

See accompanying notes to financial statements.
37

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
AMN Healthcare Services, Inc. (a)	323,586	$6,688,523
Astrana Health, Inc. (a)	353,701	8,800,081
Concentra Group Holdings Parent, Inc.	922,248	18,970,641
CorVel Corp. (a)	231,993	23,844,241
National HealthCare Corp.	105,929	11,335,462
NeoGenomics, Inc. (a)	1,092,108	7,983,310
OmniAb, Inc. (a) (c)	84,362	—
Owens & Minor, Inc. (a)	616,803	5,612,907
Pediatrix Medical Group, Inc. (a)	719,057	10,318,468
Premier, Inc. Class A (b)	700,214	15,355,693
Privia Health Group, Inc. (a)	879,421	20,226,683
Progyny, Inc. (a)	630,749	13,876,478
RadNet, Inc. (a) (b)	562,037	31,985,526
Select Medical Holdings Corp.	889,747	13,506,359
U.S. Physical Therapy, Inc.	130,539	10,208,150
		224,818,181
HEALTH CARE REITs — 0.8%
CareTrust REIT, Inc.	1,624,768	49,717,901
LTC Properties, Inc. REIT	385,343	13,336,721
Medical Properties Trust, Inc. REIT (b)	5,085,560	21,918,763
Universal Health Realty Income Trust REIT	107,413	4,293,298
		89,266,683
HEALTH CARE TECHNOLOGY — 0.2%
Certara, Inc. (a) (b)	931,199	10,895,028
HealthStream, Inc.	204,039	5,645,759
Schrodinger, Inc. (a) (b)	471,522	9,487,023
Simulations Plus, Inc. (b)	137,372	2,397,141
		28,424,951
HOTEL & RESORT REITs — 1.1%
Apple Hospitality REIT, Inc.	1,872,781	21,855,354
DiamondRock Hospitality Co. REIT	1,738,134	13,314,106
Pebblebrook Hotel Trust REIT	1,018,333	10,173,147
Ryman Hospitality Properties, Inc. REIT	508,629	50,186,423
Summit Hotel Properties, Inc. REIT	912,586	4,645,063
Sunstone Hotel Investors, Inc. REIT	1,681,166	14,592,521
Xenia Hotels & Resorts, Inc. REIT	838,403	10,538,726
		125,305,340
HOTELS, RESTAURANTS & LEISURE — 2.3%
BJ's Restaurants, Inc. (a)	186,386	8,312,816
Bloomin' Brands, Inc.	631,602	5,438,093
Brinker International, Inc. (a)	376,838	67,955,197
Cheesecake Factory, Inc. (b)	387,728	24,295,037
Security Description	Shares	Value
Cracker Barrel Old Country Store, Inc. (b)	188,817	$11,532,942
Dave & Buster's Entertainment, Inc. (a) (b)	234,552	7,055,324
Golden Entertainment, Inc.	166,324	4,894,915
Jack in the Box, Inc. (b)	159,878	2,791,470
Monarch Casino & Resort, Inc.	107,861	9,323,505
Papa John's International, Inc.	277,819	13,596,462
Penn Entertainment, Inc. (a) (b)	1,237,990	22,122,881
Pursuit Attractions & Hospitality, Inc. (a) (b)	180,068	5,191,361
Sabre Corp. (a) (b)	3,283,346	10,375,373
Shake Shack, Inc. Class A (a)	340,870	47,926,322
Six Flags Entertainment Corp. (a)	798,480	24,297,746
		265,109,444
HOUSEHOLD DURABLES — 2.6%
Cavco Industries, Inc. (a)	67,828	29,466,518
Century Communities, Inc.	227,125	12,791,680
Champion Homes, Inc. (a)	446,259	27,940,276
Dream Finders Homes, Inc. Class A (a) (b)	231,593	5,819,932
Ethan Allen Interiors, Inc.	190,056	5,293,060
Green Brick Partners, Inc. (a)	256,307	16,116,584
Helen of Troy Ltd. (a) (b)	194,407	5,517,271
Installed Building Products, Inc. (b)	193,959	34,974,687
La-Z-Boy, Inc. (b)	353,178	13,127,626
Leggett & Platt, Inc. (b)	1,143,064	10,196,131
LGI Homes, Inc. (a)	176,104	9,072,878
M/I Homes, Inc. (a)	227,937	25,556,296
Meritage Homes Corp.	607,869	40,708,987
Newell Brands, Inc. (b)	3,545,220	19,144,188
Sonos, Inc. (a)	1,013,523	10,956,184
Tri Pointe Homes, Inc. (a)	771,550	24,651,022
		291,333,320
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. Class A (a)	417,275	13,056,535
Central Garden & Pet Co. (a) (b)	70,089	2,465,731
Energizer Holdings, Inc. (b)	559,528	11,280,084
WD-40 Co.	114,501	26,116,533
		52,918,883
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Clearway Energy, Inc. Class A	297,909	9,014,726
Clearway Energy, Inc. Class C	705,749	22,583,968
		31,598,694

See accompanying notes to financial statements.
38

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
INDUSTRIAL REITs — 0.7%
Innovative Industrial Properties, Inc. REIT	236,667	$13,068,752
LXP Industrial Trust REIT	2,520,149	20,816,431
Terreno Realty Corp. REIT	875,824	49,107,451
		82,992,634
INSURANCE — 2.7%
AMERISAFE, Inc.	161,798	7,075,427
Assured Guaranty Ltd.	392,650	34,199,815
Employers Holdings, Inc.	202,811	9,568,623
Genworth Financial, Inc. (a)	3,527,602	27,444,744
Goosehead Insurance, Inc. Class A (b)	213,176	22,492,200
HCI Group, Inc.	79,101	12,039,172
Horace Mann Educators Corp.	347,005	14,910,805
Lincoln National Corp.	1,447,141	50,071,079
Mercury General Corp.	226,318	15,240,254
Palomar Holdings, Inc. (a)	226,998	35,014,441
ProAssurance Corp. (a)	435,203	9,935,684
Safety Insurance Group, Inc.	126,201	10,019,097
SiriusPoint Ltd. (a)	785,308	16,012,430
Stewart Information Services Corp.	236,516	15,397,192
Trupanion, Inc. (a) (b)	284,610	15,753,164
United Fire Group, Inc.	180,519	5,180,895
		300,355,022
INTERACTIVE MEDIA & SERVICES — 1.0%
Angi, Inc. (a)	354,783	5,413,988
Cargurus, Inc. (a)	720,098	24,101,680
Cars.com, Inc. (a)	486,174	5,761,162
IAC, Inc. (a)	554,428	20,702,341
QuinStreet, Inc. (a)	478,738	7,707,682
Shutterstock, Inc.	211,421	4,008,542
TripAdvisor, Inc. (a)	1,003,781	13,099,342
Yelp, Inc. (a)	543,051	18,610,358
Ziff Davis, Inc. (a) (b)	355,269	10,753,993
		110,159,088
IT SERVICES — 0.4%
DigitalOcean Holdings, Inc. (a) (b)	531,058	15,167,016
DXC Technology Co. (a)	1,543,240	23,596,140
Grid Dynamics Holdings, Inc. (a)	524,461	6,057,525
		44,820,681
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp. (b)	224,889	16,376,417
Sturm Ruger & Co., Inc.	138,940	4,987,946
Topgolf Callaway Brands Corp. (a) (b)	1,203,029	9,684,383
		31,048,746
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Azenta, Inc. (a)	389,086	$11,976,067
BioLife Solutions, Inc. (a) (b)	307,081	6,614,525
Cytek Biosciences, Inc. (a)	908,339	3,088,352
Fortrea Holdings, Inc. (a)	785,394	3,879,846
Mesa Laboratories, Inc.	46,062	4,339,962
		29,898,752
MACHINERY — 5.1%
Alamo Group, Inc.	88,324	19,288,195
Albany International Corp. Class A	256,887	18,015,485
Astec Industries, Inc.	196,949	8,210,804
Enerpac Tool Group Corp.	457,561	18,558,674
Enpro, Inc.	178,996	34,286,684
ESCO Technologies, Inc.	218,885	41,997,465
Federal Signal Corp. (b)	516,816	54,999,559
Franklin Electric Co., Inc.	332,145	29,806,692
Gates Industrial Corp. PLC (a)	1,944,640	44,785,059
Greenbrier Cos., Inc.	267,047	12,297,514
Hillenbrand, Inc.	599,621	12,034,393
JBT Marel Corp.	392,049	47,147,813
Kadant, Inc. (b)	99,699	31,649,448
Kennametal, Inc.	644,480	14,797,261
Lindsay Corp.	92,457	13,336,922
Mueller Water Products, Inc. Class A	1,327,157	31,904,854
Proto Labs, Inc. (a)	200,279	8,019,171
SPX Technologies, Inc. (a)	396,347	66,459,465
Standex International Corp.	101,325	15,855,336
Tennant Co.	157,550	12,206,974
Titan International, Inc. (a)	423,710	4,351,502
Trinity Industries, Inc.	690,416	18,648,136
Worthington Enterprises, Inc.	264,004	16,801,215
		575,458,621
MARINE — 0.3%
Matson, Inc.	277,930	30,947,506
MEDIA — 0.6%
Cable One, Inc. (b)	39,195	5,323,073
DoubleVerify Holdings, Inc. (a)	1,147,034	17,171,099
John Wiley & Sons, Inc. Class A	349,192	15,584,439
Scholastic Corp.	197,064	4,134,403
TechTarget, Inc. (a)	228,969	1,779,089
TEGNA, Inc.	1,360,524	22,802,382
Thryv Holdings, Inc. (a) (b)	346,676	4,215,580
		71,010,065
METALS & MINING — 1.0%
Alpha Metallurgical Resources, Inc. (a)	93,002	10,460,865
Century Aluminum Co. (a)	441,859	7,962,299
Ferroglobe PLC (a) (c)	5,429	—
Kaiser Aluminum Corp.	135,549	10,830,365
Materion Corp.	176,811	14,033,489

See accompanying notes to financial statements.
39

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Metallus, Inc. (a)	315,208	$4,857,355
MP Materials Corp. (a) (b)	1,029,470	34,250,467
SunCoke Energy, Inc.	714,432	6,136,971
Warrior Met Coal, Inc. (b)	447,627	20,514,745
Worthington Steel, Inc.	295,349	8,810,261
		117,856,817
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc. REIT	1,087,023	10,522,383
Arbor Realty Trust, Inc. REIT	1,607,129	17,196,280
ARMOUR Residential REIT, Inc.	694,635	11,676,814
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,440,017	27,720,327
Ellington Financial, Inc. REIT (b)	802,840	10,428,892
Franklin BSP Realty Trust, Inc. REIT (b)	692,551	7,403,370
KKR Real Estate Finance Trust, Inc. REIT	489,658	4,294,301
New York Mortgage Trust, Inc. REIT (b)	768,197	5,146,920
PennyMac Mortgage Investment Trust REIT (b)	739,039	9,504,042
Ready Capital Corp. REIT (b)	1,431,764	6,256,809
Redwood Trust, Inc. REIT (b)	1,121,675	6,629,099
Two Harbors Investment Corp. REIT (b)	882,407	9,503,523
		126,282,760
MULTI-UTILITIES — 0.3%
Avista Corp.	685,674	26,021,328
Unitil Corp.	138,078	7,200,768
		33,222,096
OFFICE REITs — 1.0%
Brandywine Realty Trust REIT (b)	1,466,404	6,290,873
Douglas Emmett, Inc. REIT (b)	1,426,996	21,462,020
Easterly Government Properties, Inc. REIT	349,096	7,749,931
Highwoods Properties, Inc. REIT	917,416	28,522,464
JBG SMITH Properties REIT (b)	620,717	10,738,404
SL Green Realty Corp. REIT	600,882	37,194,596
		111,958,288
OIL, GAS & CONSUMABLE FUELS — 2.3%
California Resources Corp.	591,973	27,035,407
Comstock Resources, Inc. (a) (b)	771,581	21,349,646
Core Natural Resources, Inc.	425,859	29,699,407
Crescent Energy Co. Class A (b)	1,558,045	13,399,187
Security Description	Shares	Value
CVR Energy, Inc.	290,177	$7,791,252
Dorian LPG Ltd.	306,436	7,470,910
International Seaways, Inc. (b)	343,350	12,525,408
Magnolia Oil & Gas Corp. Class A	1,581,645	35,555,380
Northern Oil & Gas, Inc. (b)	836,109	23,703,690
Par Pacific Holdings, Inc. (a)	438,378	11,630,168
Peabody Energy Corp. (b)	1,034,545	13,883,594
REX American Resources Corp. (a)	123,925	6,036,387
SM Energy Co.	969,012	23,944,287
Talos Energy, Inc. (a) (b)	1,056,188	8,956,474
Vital Energy, Inc. (a) (b)	236,193	3,800,345
World Kinect Corp.	481,368	13,646,783
		260,428,325
PAPER & FOREST PRODUCTS — 0.1%
Sylvamo Corp.	290,545	14,556,305
PERSONAL CARE PRODUCTS — 0.3%
Edgewell Personal Care Co. (b)	396,709	9,286,958
Interparfums, Inc. (b)	152,756	20,058,390
USANA Health Sciences, Inc. (a) (b)	89,837	2,742,724
		32,088,072
PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a)	312,005	7,163,635
ANI Pharmaceuticals, Inc. (a) (b)	141,151	9,210,103
Collegium Pharmaceutical, Inc. (a) (b)	274,126	8,105,906
Corcept Therapeutics, Inc. (a)	800,123	58,729,028
Harmony Biosciences Holdings, Inc. (a)	325,120	10,273,792
Innoviva, Inc. (a)	473,800	9,518,642
Ligand Pharmaceuticals, Inc. (a) (b)	164,162	18,661,936
Organon & Co. (b)	2,203,441	21,329,309
Pacira BioSciences, Inc. (a)	392,730	9,386,247
Phibro Animal Health Corp. Class A	177,295	4,528,114
Prestige Consumer Healthcare, Inc. (a)	418,636	33,428,084
Supernus Pharmaceuticals, Inc. (a)	470,288	14,823,478
		205,158,274
PROFESSIONAL SERVICES — 1.5%
Amentum Holdings, Inc. (a) (b)	1,277,722	30,167,016
CSG Systems International, Inc.	235,045	15,350,789
Heidrick & Struggles International, Inc.	176,203	8,063,049

See accompanying notes to financial statements.
40

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Korn Ferry	437,513	$32,082,828
NV5 Global, Inc. (a)	442,539	10,218,226
Robert Half, Inc.	850,713	34,921,769
Verra Mobility Corp. (a)	1,357,236	34,460,222
		165,263,899
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Cushman & Wakefield PLC (a)	1,955,426	21,646,566
eXp World Holdings, Inc. (b)	717,468	6,528,959
Kennedy-Wilson Holdings, Inc.	1,004,904	6,833,347
Marcus & Millichap, Inc.	204,425	6,277,892
St. Joe Co.	323,299	15,421,362
		56,708,126
RESIDENTIAL REITs — 0.3%
Centerspace REIT	142,410	8,571,658
Elme Communities REIT	749,354	11,914,729
NexPoint Residential Trust, Inc. REIT	187,768	6,256,430
Veris Residential, Inc. REIT	687,416	10,235,624
		36,978,441
RETAIL REITs — 1.6%
Acadia Realty Trust REIT	1,114,265	20,691,901
Curbline Properties Corp. REIT	805,401	18,387,305
Getty Realty Corp. REIT (b)	430,917	11,910,546
Macerich Co. REIT	2,150,921	34,801,901
Phillips Edison & Co., Inc. REIT	1,062,493	37,219,130
Saul Centers, Inc. REIT	101,635	3,469,819
SITE Centers Corp. REIT	405,693	4,588,388
Tanger, Inc. REIT	963,310	29,458,020
Urban Edge Properties REIT	1,068,956	19,946,719
Whitestone REIT	376,567	4,699,556
		185,173,285
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Alpha & Omega Semiconductor Ltd. (a)	208,184	5,342,001
Axcelis Technologies, Inc. (a) (b)	271,839	18,944,460
CEVA, Inc. (a)	199,477	4,384,504
Cohu, Inc. (a)	395,867	7,616,481
Diodes, Inc. (a)	394,656	20,873,356
FormFactor, Inc. (a)	652,452	22,450,873
Ichor Holdings Ltd. (a)	287,737	5,651,155
Impinj, Inc. (a) (b)	196,910	21,870,794
Kulicke & Soffa Industries, Inc.	446,113	15,435,510
MaxLinear, Inc. (a)	652,573	9,273,062
PDF Solutions, Inc. (a)	261,987	5,601,282
Penguin Solutions, Inc. (a)	444,957	8,814,598
Photronics, Inc. (a)	538,979	10,148,975
Qorvo, Inc. (a)	791,910	67,241,078
Security Description	Shares	Value
Semtech Corp. (a) (b)	734,538	$33,157,045
SiTime Corp. (a) (b)	176,733	37,658,268
SolarEdge Technologies, Inc. (a) (b)	492,730	10,051,692
Ultra Clean Holdings, Inc. (a)	383,174	8,648,237
Veeco Instruments, Inc. (a)	497,138	10,101,844
Wolfspeed, Inc. (a) (b)	1,250	499
		323,265,714
SOFTWARE — 4.0%
A10 Networks, Inc.	608,739	11,779,100
ACI Worldwide, Inc. (a)	888,943	40,811,373
Adeia, Inc.	913,853	12,921,881
Agilysys, Inc. (a)	191,108	21,908,621
Alarm.com Holdings, Inc. (a)	421,252	23,830,226
BlackLine, Inc. (a) (b)	437,969	24,797,805
Box, Inc. Class A (a)	1,229,344	42,006,684
Cleanspark, Inc. (a) (b)	2,368,217	26,121,434
Clear Secure, Inc. Class A (b)	784,957	21,790,406
InterDigital, Inc. (b)	219,662	49,254,810
LiveRamp Holdings, Inc. (a)	560,023	18,503,160
MARA Holdings, Inc. (a) (b)	2,982,598	46,767,137
N-able, Inc. (a)	615,901	4,988,798
NCR Voyix Corp. (a) (b)	1,171,067	13,736,616
Progress Software Corp. (b)	364,197	23,250,336
Sprinklr, Inc. Class A (a)	963,213	8,148,782
SPS Commerce, Inc. (a)	321,863	43,802,336
Teradata Corp. (a)	815,323	18,189,856
		452,609,361
SPECIALIZED REITs — 0.8%
Four Corners Property Trust, Inc. REIT (b)	852,063	22,929,015
Millrose Properties, Inc. REIT	1,016,813	28,989,339
Outfront Media, Inc. REIT (b)	1,179,100	19,242,912
Safehold, Inc. REIT	392,313	6,104,390
Uniti Group, Inc. REIT (a)	2,076,802	8,971,785
		86,237,441
SPECIALTY RETAIL — 3.1%
Academy Sports & Outdoors, Inc. (b)	566,159	25,369,585
Advance Auto Parts, Inc. (b)	505,575	23,504,182
American Eagle Outfitters, Inc. (b)	1,340,222	12,892,936
Asbury Automotive Group, Inc. (a)	166,606	39,742,195
Boot Barn Holdings, Inc. (a)	259,293	39,412,536
Buckle, Inc.	254,493	11,541,257
Caleres, Inc. (b)	285,038	3,483,164
Foot Locker, Inc. (a) (b)	702,485	17,210,882
Group 1 Automotive, Inc. (b)	107,406	46,905,274
Guess?, Inc. (b)	235,151	2,842,976
MarineMax, Inc. (a) (b)	159,769	4,016,593
Monro, Inc.	250,250	3,731,227
National Vision Holdings, Inc. (a)	669,497	15,405,126
Sally Beauty Holdings, Inc. (a)	863,883	7,999,557

See accompanying notes to financial statements.
41

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Shoe Carnival, Inc. (b)	156,295	$2,924,279
Signet Jewelers Ltd. (b)	365,147	29,047,444
Sonic Automotive, Inc. Class A (b)	124,259	9,932,022
Upbound Group, Inc.	434,646	10,909,615
Urban Outfitters, Inc. (a)	479,696	34,797,148
Victoria's Secret & Co. (a) (b)	669,498	12,399,103
		354,067,101
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Corsair Gaming, Inc. (a) (b)	396,091	3,735,138
Sandisk Corp. (a)	1,145,500	51,948,425
Xerox Holdings Corp. (b)	1,012,462	5,335,675
		61,019,238
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	306,817	9,244,396
G-III Apparel Group Ltd. (a)	327,506	7,336,134
Hanesbrands, Inc. (a)	3,008,021	13,776,736
Kontoor Brands, Inc.	423,013	27,906,168
Oxford Industries, Inc. (b)	118,338	4,763,104
Steven Madden Ltd.	614,799	14,742,880
Wolverine World Wide, Inc. (b)	680,907	12,310,799
		90,080,217
TOBACCO — 0.1%
Universal Corp.	209,759	12,216,364
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	881,024	51,531,094
Boise Cascade Co.	320,324	27,810,530
DNOW, Inc. (a)	899,668	13,342,076
DXP Enterprises, Inc. (a)	108,084	9,473,563
GMS, Inc. (a)	326,761	35,535,259
Rush Enterprises, Inc. Class A	520,856	26,829,292
		164,521,814
WATER UTILITIES — 0.6%
American States Water Co.	327,697	25,121,252
California Water Service Group	504,300	22,935,564
H2O America	260,676	13,547,332
Middlesex Water Co.	151,800	8,224,524
		69,828,672
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a) (b)	501,203	7,357,660
Security Description	Shares	Value
Telephone & Data Systems, Inc.	834,841	$29,703,643
		37,061,303
TOTAL COMMON STOCKS (Cost $10,716,070,349)		11,269,407,349

SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	13,332,714	13,332,714
State Street Navigator Securities Lending Portfolio II (f) (g)	770,712,279	770,712,279
TOTAL SHORT-TERM INVESTMENTS (Cost $784,044,993)		784,044,993
TOTAL INVESTMENTS — 106.6% (Cost $11,500,115,342)		12,053,452,342
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(751,058,730)
NET ASSETS — 100.0%		$11,302,393,612
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
42

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	157	09/19/2025	$16,940,369	$17,204,845	$264,476

During the year ended June 30, 2025, the average notional value related to futures contracts was $17,426,239.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,269,403,997	$3,352	$0(a)	$11,269,407,349
Short-Term Investments	784,044,993	—	—	784,044,993
TOTAL INVESTMENTS	$12,053,448,990	$3,352	$0	$12,053,452,342
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$264,476	$—	$—	$264,476
TOTAL OTHER FINANCIAL INSTRUMENTS:	$264,476	$—	$—	$264,476
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,698,607	$6,700,617	$43,868,139	$50,568,756	$337	$(337)	—	$—	$70,799
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	508,771,932	495,439,218	—	—	13,332,714	13,332,714	714,161
State Street Navigator Securities Lending Portfolio II	751,498,526	751,498,526	4,165,220,936	4,146,007,183	—	—	770,712,279	770,712,279	2,905,775
Total		$758,199,143	$4,717,861,007	$4,692,015,157	$337	$(337)		$784,044,993	$3,690,735
See accompanying notes to financial statements.
43

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.2%
AAR Corp. (a)	6,368	$438,055
AeroVironment, Inc. (a)	4,074	1,160,886
ATI, Inc. (a)	24,469	2,112,653
Axon Enterprise, Inc. (a)	13,268	10,985,108
Boeing Co. (a)	135,694	28,431,964
BWX Technologies, Inc.	17,174	2,474,086
Curtiss-Wright Corp.	7,234	3,534,171
General Dynamics Corp.	47,316	13,800,185
General Electric Co.	197,255	50,771,464
Hexcel Corp.	16,045	906,382
Howmet Aerospace, Inc.	73,634	13,705,496
Huntington Ingalls Industries, Inc.	7,975	1,925,643
Kratos Defense & Security Solutions, Inc. (a) (b)	35,280	1,638,756
L3Harris Technologies, Inc.	35,519	8,909,586
Lockheed Martin Corp.	39,028	18,075,428
Mercury Systems, Inc. (a)	9,964	536,661
Moog, Inc. Class A	5,540	1,002,574
National Presto Industries, Inc.	108	10,580
Northrop Grumman Corp.	25,047	12,522,999
RTX Corp.	248,626	36,304,369
Textron, Inc.	36,888	2,961,738
TransDigm Group, Inc.	10,483	15,940,869
Triumph Group, Inc. (a)	12,646	325,635
Woodward, Inc.	10,912	2,674,422
		231,149,710
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	21,926	2,103,800
Expeditors International of Washington, Inc.	27,579	3,150,901
FedEx Corp.	41,103	9,343,123
Forward Air Corp. (a) (b)	5,233	128,418
GXO Logistics, Inc. (a) (b)	22,263	1,084,208
Hub Group, Inc. Class A	12,336	412,392
United Parcel Service, Inc. Class B	135,565	13,683,931
		29,906,773
AIRLINES — 0.2%
Alaska Air Group, Inc. (a) (b)	23,468	1,161,197
Allegiant Travel Co. (a) (b)	2,584	141,991
American Airlines Group, Inc. (a) (b)	116,668	1,309,015
Delta Air Lines, Inc.	119,201	5,862,305
JetBlue Airways Corp. (a) (b)	57,036	241,262
SkyWest, Inc. (a)	9,319	959,577
Southwest Airlines Co. (b)	108,934	3,533,819
Sun Country Airlines Holdings, Inc. (a)	1,572	18,471
United Airlines Holdings, Inc. (a)	57,419	4,572,275
		17,799,912
Security Description	Shares	Value
AUTO COMPONENTS — 0.1%
Adient PLC (a)	16,752	$325,994
American Axle & Manufacturing Holdings, Inc. (a) (b)	18,211	74,301
Aptiv PLC (a)	40,180	2,741,080
Autoliv, Inc.	14,540	1,627,026
BorgWarner, Inc.	44,906	1,503,453
Dana, Inc.	28,182	483,321
Dorman Products, Inc. (a)	5,566	682,781
Fox Factory Holding Corp. (a)	7,103	184,252
Gentex Corp.	45,734	1,005,691
Gentherm, Inc. (a)	5,999	169,712
Goodyear Tire & Rubber Co. (a) (b)	52,685	546,343
LCI Industries (b)	5,110	465,981
Lear Corp.	10,630	1,009,637
Patrick Industries, Inc. (b)	5,339	492,630
Phinia, Inc.	8,970	399,075
Standard Motor Products, Inc.	2,952	90,685
Visteon Corp. (a)	5,401	503,913
XPEL, Inc. (a) (b)	2,400	86,160
		12,392,035
AUTOMOBILES — 1.7%
Ford Motor Co.	729,649	7,916,692
General Motors Co.	179,169	8,816,906
Harley-Davidson, Inc.	23,583	556,559
Tesla, Inc. (a)	517,844	164,498,325
Thor Industries, Inc. (b)	10,227	908,260
Winnebago Industries, Inc.	6,143	178,147
		182,874,889
BANKS — 3.9%
Ameris Bancorp	10,585	684,849
Associated Banc-Corp.	29,743	725,432
Atlantic Union Bankshares Corp.	14,555	455,280
Axos Financial, Inc. (a)	10,368	788,383
Banc of California, Inc.	24,952	350,576
BancFirst Corp.	3,242	400,776
Bancorp, Inc. (a)	9,768	556,483
Bank of America Corp.	1,218,501	57,659,467
Bank of Hawaii Corp.	7,876	531,866
Bank OZK	22,278	1,048,403
BankUnited, Inc.	16,655	592,751
Banner Corp.	5,916	379,511
Berkshire Hills Bancorp, Inc.	8,437	211,262
Brookline Bancorp, Inc.	16,035	169,169
Cadence Bank	32,727	1,046,609
Capitol Federal Financial, Inc.	24,397	148,822
Cathay General Bancorp	14,015	638,103
Central Pacific Financial Corp.	6,210	174,066
Citigroup, Inc.	347,612	29,588,733
Citizens Financial Group, Inc.	86,872	3,887,522
City Holding Co. (b)	3,131	383,297
Columbia Banking System, Inc.	36,554	854,633
Comerica, Inc.	25,994	1,550,542
Commerce Bancshares, Inc.	24,041	1,494,629

See accompanying notes to financial statements.
44

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Community Financial System, Inc.	10,027	$570,235
Cullen/Frost Bankers, Inc.	10,950	1,407,513
Customers Bancorp, Inc. (a)	6,271	368,359
CVB Financial Corp.	23,454	464,155
Dime Community Bancshares, Inc.	6,268	168,860
Eagle Bancorp, Inc.	6,372	124,127
East West Bancorp, Inc.	26,654	2,691,521
FB Financial Corp.	4,013	181,789
Fifth Third Bancorp	127,311	5,236,301
First BanCorp	39,520	823,202
First Bancorp/Southern Pines NC	2,568	113,223
First Commonwealth Financial Corp.	19,085	309,750
First Financial Bancorp	16,728	405,821
First Financial Bankshares, Inc.	26,015	936,020
First Hawaiian, Inc.	24,730	617,261
First Horizon Corp.	92,367	1,958,180
Flagstar Financial, Inc.	43,727	463,506
FNB Corp.	62,757	914,997
Fulton Financial Corp.	31,584	569,775
Glacier Bancorp, Inc.	17,487	753,340
Hancock Whitney Corp.	17,150	984,410
Hanmi Financial Corp.	6,270	154,744
Heritage Financial Corp.	6,164	146,950
Hilltop Holdings, Inc.	10,927	331,634
Home BancShares, Inc.	30,530	868,884
Hope Bancorp, Inc.	24,866	266,812
Huntington Bancshares, Inc.	273,237	4,579,452
Independent Bank Corp.	7,202	452,898
International Bancshares Corp.	10,455	695,885
JPMorgan Chase & Co.	514,128	149,050,848
KeyCorp	180,368	3,142,011
Lakeland Financial Corp.	4,914	301,965
M&T Bank Corp.	31,042	6,021,838
National Bank Holdings Corp. Class A	6,799	255,710
NBT Bancorp, Inc.	9,216	382,925
Northwest Bancshares, Inc.	21,269	271,818
OFG Bancorp	8,851	378,823
Old National Bancorp	54,306	1,158,890
Pacific Premier Bancorp, Inc.	18,220	384,260
Park National Corp.	2,742	458,627
Pathward Financial, Inc.	6,324	500,355
Pinnacle Financial Partners, Inc.	13,875	1,531,939
PNC Financial Services Group, Inc.	74,594	13,905,813
Preferred Bank	2,692	232,979
Prosperity Bancshares, Inc.	17,099	1,201,034
Provident Financial Services, Inc.	14,389	252,239
Regions Financial Corp.	180,023	4,234,141
Renasant Corp.	10,922	392,427
S&T Bancorp, Inc.	7,288	275,632
Security Description	Shares	Value
Seacoast Banking Corp. of Florida	9,051	$249,989
ServisFirst Bancshares, Inc.	8,798	681,933
Simmons First National Corp. Class A	21,771	412,778
Southside Bancshares, Inc.	6,140	180,700
SouthState Corp.	18,129	1,668,412
Stellar Bancorp, Inc.	5,017	140,376
Synovus Financial Corp.	27,975	1,447,706
Texas Capital Bancshares, Inc. (a)	9,308	739,055
Tompkins Financial Corp.	2,414	151,430
Triumph Financial, Inc. (a)	3,642	200,711
Truist Financial Corp.	251,100	10,794,789
TrustCo Bank Corp.	3,518	117,572
Trustmark Corp.	12,289	448,057
U.S. Bancorp	291,714	13,200,058
UMB Financial Corp.	7,056	742,009
United Bankshares, Inc.	21,734	791,770
United Community Banks, Inc.	15,821	471,308
Valley National Bancorp	75,211	671,634
Veritex Holdings, Inc.	7,473	195,045
WaFd, Inc.	14,328	419,524
Webster Financial Corp.	34,098	1,861,751
Wells Fargo & Co.	604,694	48,448,083
Westamerica BanCorp	4,272	206,936
Western Alliance Bancorp	18,195	1,418,846
Wintrust Financial Corp.	10,464	1,297,327
WSFS Financial Corp.	9,786	538,230
Zions Bancorp NA	29,853	1,550,565
		405,261,636
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a)	2,018	385,055
Brown-Forman Corp. Class B	34,321	923,578
Celsius Holdings, Inc. (a)	27,833	1,291,173
Coca-Cola Co.	716,724	50,708,223
Coca-Cola Consolidated, Inc.	7,908	882,928
Constellation Brands, Inc. Class A	30,131	4,901,711
Keurig Dr. Pepper, Inc.	251,251	8,306,358
MGP Ingredients, Inc.	3,023	90,599
Molson Coors Beverage Co. Class B	35,599	1,711,956
Monster Beverage Corp. (a)	125,937	7,888,694
National Beverage Corp. (a)	5,252	227,096
PepsiCo, Inc.	253,626	33,488,777
		110,806,148
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	326,659	60,634,444
ACADIA Pharmaceuticals, Inc. (a)	22,764	491,019
ADMA Biologics, Inc. (a)	31,780	578,714
Alkermes PLC (a)	31,159	891,459
Amgen, Inc.	100,391	28,030,171
Arcus Biosciences, Inc. (a)	9,025	73,464

See accompanying notes to financial statements.
45

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Arrowhead Pharmaceuticals, Inc. (a)	18,648	$294,638
Biogen, Inc. (a)	27,293	3,427,728
BioMarin Pharmaceutical, Inc. (a)	35,538	1,953,524
Catalyst Pharmaceuticals, Inc. (a)	18,165	394,181
Cytokinetics, Inc. (a)	20,783	686,670
Dynavax Technologies Corp. (a)	21,401	212,298
Exelixis, Inc. (a)	58,319	2,570,410
Gilead Sciences, Inc.	228,137	25,293,549
Halozyme Therapeutics, Inc. (a)	24,225	1,260,184
Incyte Corp. (a)	34,403	2,342,844
Krystal Biotech, Inc. (a)	4,752	653,210
Moderna, Inc. (a)	62,037	1,711,601
Myriad Genetics, Inc. (a)	15,373	81,631
Neurocrine Biosciences, Inc. (a)	17,697	2,224,336
Protagonist Therapeutics, Inc. (a)	10,996	607,749
Regeneron Pharmaceuticals, Inc.	19,125	10,040,625
Roivant Sciences Ltd. (a) (b)	64,409	725,889
Sarepta Therapeutics, Inc. (a)	17,490	299,079
TG Therapeutics, Inc. (a) (b)	15,765	567,382
United Therapeutics Corp. (a)	8,380	2,407,993
Vericel Corp. (a)	8,851	376,610
Vertex Pharmaceuticals, Inc. (a)	47,054	20,948,441
Vir Biotechnology, Inc. (a)	14,173	71,432
Xencor, Inc. (a)	10,894	85,627
		169,936,902
BROADLINE RETAIL — 3.7%
Amazon.com, Inc. (a)	1,749,794	383,887,306
eBay, Inc. (b)	87,147	6,488,966
Etsy, Inc. (a)	22,747	1,140,989
Kohl's Corp.	20,653	175,137
Macy's, Inc.	57,140	666,252
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	10,324	1,360,497
		393,719,147
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	22,891	1,500,963
AAON, Inc. (b)	10,909	804,539
Advanced Drainage Systems, Inc.	12,130	1,393,252
Allegion PLC	16,998	2,449,752
American Woodmark Corp. (a)	3,071	163,899
Apogee Enterprises, Inc.	5,664	229,958
Armstrong World Industries, Inc.	8,307	1,349,389
AZZ, Inc. (b)	5,860	553,653
Builders FirstSource, Inc. (a)	22,972	2,680,603
Carlisle Cos., Inc. (b)	9,088	3,393,459
Carrier Global Corp.	145,671	10,661,660
CSW Industrials, Inc.	2,385	684,090
Fortune Brands Innovations, Inc.	23,459	1,207,669
Gibraltar Industries, Inc. (a)	5,984	353,056
Security Description	Shares	Value
Griffon Corp.	9,090	$657,843
Hayward Holdings, Inc. (a)	23,593	325,583
Insteel Industries, Inc.	3,164	117,732
Johnson Controls International PLC	119,279	12,598,248
Lennox International, Inc.	6,233	3,573,005
Masco Corp.	41,961	2,700,610
Masterbrand, Inc. (a) (b)	25,684	280,726
Owens Corning	16,812	2,311,986
Quanex Building Products Corp. (b)	6,355	120,110
Resideo Technologies, Inc. (a)	27,704	611,150
Simpson Manufacturing Co., Inc.	7,932	1,231,919
Trane Technologies PLC	40,804	17,848,078
Trex Co., Inc. (a) (b)	21,662	1,177,980
UFP Industries, Inc.	11,544	1,147,012
Zurn Elkay Water Solutions Corp. (b)	20,145	736,703
		72,864,627
CAPITAL MARKETS — 3.4%
Acadian Asset Management, Inc.	5,298	186,702
Affiliated Managers Group, Inc.	6,240	1,227,845
Ameriprise Financial, Inc.	17,722	9,458,763
Artisan Partners Asset Management, Inc. Class A	12,945	573,852
Bank of New York Mellon Corp.	133,692	12,180,678
BGC Group, Inc. Class A	72,189	738,494
Blackrock, Inc.	26,297	27,592,127
Blackstone, Inc.	133,194	19,923,159
Carlyle Group, Inc. (b)	40,346	2,073,784
Cboe Global Markets, Inc.	20,368	4,750,021
Charles Schwab Corp.	315,781	28,811,858
CME Group, Inc.	67,135	18,503,749
Cohen & Steers, Inc. (b)	4,900	369,215
Coinbase Global, Inc. Class A (a)	38,868	13,622,845
Donnelley Financial Solutions, Inc. (a) (b)	5,925	365,276
Evercore, Inc. Class A	6,842	1,847,477
FactSet Research Systems, Inc.	7,198	3,219,521
Federated Hermes, Inc.	17,404	771,345
Franklin Resources, Inc.	52,546	1,253,222
Goldman Sachs Group, Inc.	57,244	40,514,441
Hamilton Lane, Inc. Class A (b)	6,455	917,385
Houlihan Lokey, Inc.	9,698	1,745,155
Interactive Brokers Group, Inc. Class A	80,168	4,442,109
Intercontinental Exchange, Inc.	107,206	19,669,085
Invesco Ltd.	73,105	1,152,866
Janus Henderson Group PLC	27,905	1,083,830
Jefferies Financial Group, Inc.	31,465	1,720,821
KKR & Co., Inc.	124,530	16,566,226
MarketAxess Holdings, Inc.	7,375	1,647,133
Moelis & Co. Class A	12,545	781,804
Moody's Corp.	28,087	14,088,158
Morgan Stanley	228,998	32,256,658
Morningstar, Inc.	5,016	1,574,673

See accompanying notes to financial statements.
46

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
MSCI, Inc.	14,733	$8,497,110
Nasdaq, Inc.	77,374	6,918,783
Northern Trust Corp.	38,771	4,915,775
Piper Sandler Cos.	2,727	757,942
PJT Partners, Inc. Class A (b)	4,254	701,953
Raymond James Financial, Inc.	34,773	5,333,135
S&P Global, Inc.	57,774	30,463,653
SEI Investments Co.	18,683	1,678,854
State Street Corp. (c)	52,298	5,561,369
StepStone Group, Inc. Class A	9,763	541,847
Stifel Financial Corp.	19,545	2,028,380
StoneX Group, Inc. (a)	7,150	651,651
T. Rowe Price Group, Inc.	42,129	4,065,449
Virtu Financial, Inc. Class A	7,171	321,189
Virtus Investment Partners, Inc.	850	154,190
WisdomTree, Inc. (b)	22,158	255,039
		358,476,596
CHEMICALS — 1.3%
AdvanSix, Inc.	6,123	145,421
Air Products & Chemicals, Inc.	41,504	11,706,618
Albemarle Corp.	22,317	1,398,606
Ashland, Inc.	10,145	510,091
Avient Corp.	15,272	493,438
Axalta Coating Systems Ltd. (a)	41,615	1,235,549
Balchem Corp.	5,960	948,832
Cabot Corp.	10,795	809,625
Celanese Corp.	18,922	1,046,954
CF Industries Holdings, Inc.	35,934	3,305,928
Chemours Co. (b)	30,061	344,199
Corteva, Inc.	131,540	9,803,676
Dow, Inc.	131,647	3,486,013
DuPont de Nemours, Inc.	80,271	5,505,788
Eastman Chemical Co.	22,258	1,661,782
Ecolab, Inc.	46,782	12,604,942
Element Solutions, Inc.	41,270	934,766
FMC Corp.	23,876	996,823
Hawkins, Inc.	4,030	572,663
HB Fuller Co.	10,116	608,477
Ingevity Corp. (a) (b)	7,435	320,374
Innospec, Inc.	4,926	414,227
International Flavors & Fragrances, Inc.	46,286	3,404,335
Koppers Holdings, Inc.	3,242	104,230
Linde PLC	86,727	40,690,574
LyondellBasell Industries NV Class A	47,908	2,771,957
Minerals Technologies, Inc.	6,190	340,883
Mosaic Co.	64,176	2,341,141
NewMarket Corp.	1,328	917,462
Olin Corp.	22,845	458,956
PPG Industries, Inc.	44,038	5,009,323
Quaker Chemical Corp. (b)	2,584	289,253
RPM International, Inc.	24,775	2,721,286
Scotts Miracle-Gro Co.	7,836	516,863
Sensient Technologies Corp.	8,185	806,386
Sherwin-Williams Co.	42,105	14,457,173
Security Description	Shares	Value
Stepan Co.	3,246	$177,167
Westlake Corp.	6,326	480,333
		134,342,114
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	12,140	573,130
Brady Corp. Class A	9,171	623,353
Brink's Co.	9,265	827,272
Cintas Corp.	65,038	14,495,019
Clean Harbors, Inc. (a)	9,193	2,125,238
Copart, Inc. (a)	162,882	7,992,620
CoreCivic, Inc. (a)	25,448	536,189
Deluxe Corp. (b)	9,429	150,016
Enviri Corp. (a) (b)	15,612	135,512
GEO Group, Inc. (a)	25,995	622,580
Healthcare Services Group, Inc. (a)	13,905	208,992
HNI Corp.	8,252	405,833
Interface, Inc. (b)	12,413	259,804
Liquidity Services, Inc. (a)	4,887	115,284
MillerKnoll, Inc.	12,252	237,934
MSA Safety, Inc.	6,509	1,090,453
OPENLANE, Inc. (a) (b)	23,466	573,744
Pitney Bowes, Inc.	31,926	348,313
RB Global, Inc.	34,312	3,643,591
Republic Services, Inc.	36,512	9,004,224
Rollins, Inc.	52,755	2,976,437
Tetra Tech, Inc.	52,239	1,878,515
UniFirst Corp.	2,846	535,674
Veralto Corp.	41,396	4,178,926
Vestis Corp.	24,525	140,528
Waste Management, Inc.	68,899	15,765,469
		69,444,650
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	187,892	19,223,231
Calix, Inc. (a)	10,468	556,793
Ciena Corp. (a)	28,775	2,340,271
Cisco Systems, Inc.	732,373	50,812,039
Digi International, Inc. (a)	5,775	201,316
Extreme Networks, Inc. (a)	24,108	432,739
F5, Inc. (a)	11,566	3,404,105
Harmonic, Inc. (a)	24,009	227,365
Juniper Networks, Inc.	61,503	2,455,815
Lumentum Holdings, Inc. (a) (b)	14,151	1,345,194
Motorola Solutions, Inc.	31,348	13,180,580
NetScout Systems, Inc. (a)	13,429	333,173
Viasat, Inc. (a) (b)	11,507	168,002
Viavi Solutions, Inc. (a)	43,140	434,420
		95,115,043
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	25,904	2,923,525
API Group Corp. (a)	45,108	2,302,763
Arcosa, Inc. (b)	8,854	767,730
Comfort Systems USA, Inc.	6,292	3,373,833
Dycom Industries, Inc. (a)	5,936	1,450,699

See accompanying notes to financial statements.
47

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
EMCOR Group, Inc.	8,805	$4,709,707
Everus Construction Group, Inc. (a)	9,537	605,886
Fluor Corp. (a)	31,770	1,628,848
Granite Construction, Inc. (b)	9,520	890,215
MasTec, Inc. (a)	10,874	1,853,256
MYR Group, Inc. (a)	3,026	549,068
Quanta Services, Inc.	26,646	10,074,320
Sterling Infrastructure, Inc. (a) (b)	5,716	1,318,853
Valmont Industries, Inc.	2,974	971,219
WillScot Holdings Corp. (b)	34,196	936,970
		34,356,892
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,419	1,297,344
Knife River Corp. (a)	9,724	793,868
Martin Marietta Materials, Inc.	11,575	6,354,212
Vulcan Materials Co.	24,133	6,294,369
		14,739,793
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	50,844	1,980,374
American Express Co.	103,534	33,025,275
Bread Financial Holdings, Inc.	8,020	458,102
Capital One Financial Corp.	119,195	25,359,928
Encore Capital Group, Inc. (a)	6,018	232,957
Enova International, Inc. (a)	5,190	578,789
EZCORP, Inc. Class A (a) (b)	9,984	138,578
FirstCash Holdings, Inc.	7,839	1,059,362
Navient Corp. (b)	11,526	162,517
PRA Group, Inc. (a)	8,648	127,558
PROG Holdings, Inc.	4,628	135,832
SLM Corp.	42,125	1,381,279
Synchrony Financial	78,007	5,206,187
World Acceptance Corp. (a)	478	78,927
		69,925,665
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
Albertsons Cos., Inc. Class A	74,703	1,606,861
Andersons, Inc.	6,048	222,264
BJ's Wholesale Club Holdings, Inc. (a)	24,374	2,628,248
Casey's General Stores, Inc.	6,390	3,260,625
Chefs' Warehouse, Inc. (a) (b)	4,149	264,748
Costco Wholesale Corp.	81,990	81,165,181
Dollar General Corp.	41,113	4,702,505
Dollar Tree, Inc. (a)	39,989	3,960,511
Grocery Outlet Holding Corp. (a) (b)	14,193	176,277
Kroger Co.	109,694	7,868,351
Maplebear, Inc. (a)	30,036	1,358,829
Performance Food Group Co. (a)	29,016	2,538,029
PriceSmart, Inc.	3,958	415,748
SpartanNash Co.	6,378	168,953
Sprouts Farmers Market, Inc. (a)	17,186	2,829,503
Sysco Corp.	94,823	7,181,894
Target Corp.	85,863	8,470,385
Security Description	Shares	Value
U.S. Foods Holding Corp. (a)	39,283	$3,025,184
United Natural Foods, Inc. (a)	10,444	243,450
Walgreens Boots Alliance, Inc.	134,139	1,539,916
Walmart, Inc.	803,134	78,530,442
		212,157,904
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	433,809	3,986,705
AptarGroup, Inc.	11,927	1,865,741
Avery Dennison Corp.	15,287	2,682,410
Ball Corp.	60,361	3,385,648
Crown Holdings, Inc.	22,632	2,330,643
Graphic Packaging Holding Co. (b)	57,985	1,221,744
Greif, Inc. Class A	3,346	217,457
International Paper Co.	97,299	4,556,512
O-I Glass, Inc. (a)	28,895	425,912
Packaging Corp. of America	17,586	3,314,082
Sealed Air Corp.	28,954	898,443
Silgan Holdings, Inc.	15,079	816,980
Smurfit WestRock PLC	91,931	3,966,823
Sonoco Products Co.	19,147	834,043
		30,503,143
DISTRIBUTORS — 0.1%
Genuine Parts Co.	26,604	3,227,331
LKQ Corp.	51,925	1,921,744
Pool Corp. (b)	7,324	2,134,800
		7,283,875
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	9,067	1,153,594
Duolingo, Inc. (a)	6,658	2,729,913
Frontdoor, Inc. (a)	15,338	904,022
Graham Holdings Co. Class B	586	554,456
Grand Canyon Education, Inc. (a)	5,614	1,061,046
H&R Block, Inc.	26,758	1,468,747
Matthews International Corp. Class A (b)	6,238	149,150
Mister Car Wash, Inc. (a) (b)	15,098	90,739
Perdoceo Education Corp.	13,186	431,050
Service Corp. International	27,720	2,256,408
Strategic Education, Inc.	4,723	402,069
Stride, Inc. (a) (b)	7,721	1,121,012
		12,322,206
DIVERSIFIED REITs — 0.0% *
Alexander & Baldwin, Inc. REIT	12,745	227,243
American Assets Trust, Inc. REIT	9,376	185,176
Armada Hoffler Properties, Inc. REIT	10,506	72,176
Essential Properties Realty Trust, Inc. REIT (b)	21,986	701,573
Global Net Lease, Inc. REIT	19,388	146,380
WP Carey, Inc. REIT	40,177	2,506,241
		3,838,789

See accompanying notes to financial statements.
48

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	1,330,425	$38,502,500
Cogent Communications Holdings, Inc. (b)	8,137	392,285
Frontier Communications Parent, Inc. (a)	41,920	1,525,888
Iridium Communications, Inc. (b)	24,216	730,597
Lumen Technologies, Inc. (a)	185,788	813,751
Shenandoah Telecommunications Co. (b)	9,187	125,494
Verizon Communications, Inc.	785,682	33,996,460
		76,086,975
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	10,068	645,057
Alliant Energy Corp.	47,014	2,842,937
American Electric Power Co., Inc.	96,902	10,054,551
Constellation Energy Corp.	57,057	18,415,717
Duke Energy Corp.	144,390	17,038,020
Edison International	70,425	3,633,930
Entergy Corp.	76,006	6,317,619
Evergy, Inc.	42,826	2,951,996
Eversource Energy	63,613	4,047,059
Exelon Corp.	183,068	7,948,813
FirstEnergy Corp.	96,547	3,886,982
IDACORP, Inc. (b)	9,320	1,075,994
MGE Energy, Inc.	6,694	592,017
NextEra Energy, Inc.	383,764	26,640,897
NRG Energy, Inc.	35,461	5,694,327
OGE Energy Corp.	37,960	1,684,665
Otter Tail Corp. (b)	7,934	611,632
PG&E Corp.	393,265	5,482,114
Pinnacle West Capital Corp. (b)	21,825	1,952,683
Portland General Electric Co.	17,183	698,145
PPL Corp.	141,802	4,805,670
Southern Co.	204,385	18,768,675
TXNM Energy, Inc.	15,686	883,435
Xcel Energy, Inc.	103,710	7,062,651
		153,735,586
ELECTRICAL EQUIPMENT — 0.9%
Acuity, Inc.	5,784	1,725,599
AMETEK, Inc.	42,705	7,727,897
Eaton Corp. PLC	72,615	25,922,829
Emerson Electric Co.	107,062	14,274,576
EnerSys	8,170	700,741
GE Vernova, Inc.	50,687	26,821,026
Generac Holdings, Inc. (a)	11,668	1,670,974
Hubbell, Inc.	10,310	4,210,707
NEXTracker, Inc. Class A (a)	23,159	1,259,155
nVent Electric PLC	30,339	2,222,332
Powell Industries, Inc. (b)	2,056	432,685
Regal Rexnord Corp.	12,954	1,877,812
Rockwell Automation, Inc.	21,795	7,239,645
Sensata Technologies Holding PLC	28,480	857,533
Security Description	Shares	Value
Sunrun, Inc. (a) (b)	40,197	$328,811
Vicor Corp. (a)	3,682	167,016
		97,439,338
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	6,975	924,188
Amphenol Corp. Class A	223,688	22,089,190
Arlo Technologies, Inc. (a)	14,661	248,651
Arrow Electronics, Inc. (a)	10,422	1,328,076
Avnet, Inc.	18,261	969,294
Badger Meter, Inc.	5,605	1,372,945
Belden, Inc.	7,656	886,565
Benchmark Electronics, Inc.	6,451	250,492
CDW Corp.	25,126	4,487,252
Cognex Corp.	33,102	1,049,995
Coherent Corp. (a)	22,913	2,044,069
Corning, Inc.	142,652	7,502,069
Crane NXT Co. (b)	9,115	491,299
CTS Corp.	6,064	258,387
ePlus, Inc. (a)	5,796	417,892
Fabrinet (a) (b)	6,418	1,891,256
Flex Ltd. (a)	73,550	3,671,616
Insight Enterprises, Inc. (a) (b)	5,263	726,741
IPG Photonics Corp. (a) (b)	6,300	432,495
Itron, Inc. (a)	7,708	1,014,604
Jabil, Inc.	19,491	4,250,987
Keysight Technologies, Inc. (a)	33,211	5,441,955
Knowles Corp. (a) (b)	17,574	309,654
Littelfuse, Inc.	4,921	1,115,738
Novanta, Inc. (a)	6,432	829,278
OSI Systems, Inc. (a) (b)	3,054	686,722
PC Connection, Inc.	2,437	160,306
Plexus Corp. (a)	5,588	756,112
Ralliant Corp. (a)	21,279	1,031,835
Rogers Corp. (a)	3,156	216,123
Sanmina Corp. (a)	12,515	1,224,342
ScanSource, Inc. (a)	6,019	251,654
TD SYNNEX Corp. (b)	14,479	1,964,800
TE Connectivity PLC	54,082	9,122,011
Teledyne Technologies, Inc. (a)	8,590	4,400,743
Trimble, Inc. (a)	47,283	3,592,562
TTM Technologies, Inc. (a)	19,310	788,234
Vishay Intertechnology, Inc.	25,030	397,476
Vontier Corp.	27,050	998,145
Zebra Technologies Corp. Class A (a)	9,911	3,056,156
		92,651,909
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	19,704	489,250
Atlas Energy Solutions, Inc. (b)	11,306	151,161
Baker Hughes Co.	188,988	7,245,800
Bristow Group, Inc. (a)	5,115	168,642
Cactus, Inc. Class A	12,198	533,297
ChampionX Corp.	36,774	913,466
Core Laboratories, Inc. (b)	8,476	97,643

See accompanying notes to financial statements.
49

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Halliburton Co.	165,364	$3,370,118
Helix Energy Solutions Group, Inc. (a)	26,644	166,259
Helmerich & Payne, Inc. (b)	21,054	319,179
Innovex International, Inc. (a) (b)	6,227	97,266
Liberty Energy, Inc.	29,165	334,814
NOV, Inc.	73,739	916,576
Oceaneering International, Inc. (a)	19,365	401,243
Patterson-UTI Energy, Inc. (b)	59,794	354,578
ProPetro Holding Corp. (a) (b)	15,894	94,887
RPC, Inc. (b)	13,688	64,744
Schlumberger NV	266,189	8,997,188
Tidewater, Inc. (a) (b)	8,978	414,155
Valaris Ltd. (a) (b)	11,372	478,875
Weatherford International PLC	13,590	683,713
		26,292,854
ENTERTAINMENT — 1.7%
Cinemark Holdings, Inc. (b)	21,326	643,619
Electronic Arts, Inc.	46,172	7,373,668
Live Nation Entertainment, Inc. (a) (b)	27,006	4,085,468
Madison Square Garden Sports Corp. (a)	3,291	687,655
Netflix, Inc. (a)	79,272	106,155,513
Take-Two Interactive Software, Inc. (a)	30,004	7,286,471
TKO Group Holdings, Inc. (b)	9,091	1,654,108
Walt Disney Co.	334,206	41,444,886
Warner Bros Discovery, Inc. (a) (b)	409,305	4,690,635
Warner Music Group Corp. Class A	26,392	718,918
		174,740,941
FINANCIAL SERVICES — 4.2%
Apollo Global Management, Inc.	82,893	11,760,030
Berkshire Hathaway, Inc. Class B (a)	338,429	164,398,655
Corpay, Inc. (a)	13,890	4,608,980
Enact Holdings, Inc.	5,426	201,576
Equitable Holdings, Inc.	59,350	3,329,535
Essent Group Ltd.	19,436	1,180,348
Euronet Worldwide, Inc. (a)	9,523	965,442
EVERTEC, Inc.	11,326	408,302
Fidelity National Information Services, Inc.	99,057	8,064,230
Fiserv, Inc. (a)	105,894	18,257,185
Global Payments, Inc.	48,511	3,882,820
HA Sustainable Infrastructure Capital, Inc. (b)	20,232	543,432
Jack Henry & Associates, Inc.	14,349	2,585,259
Jackson Financial, Inc. Class A	11,426	1,014,515
Mastercard, Inc. Class A	150,158	84,379,786
MGIC Investment Corp.	51,514	1,434,150
Mr. Cooper Group, Inc. (a)	13,420	2,002,398
NCR Atleos Corp. (a)	12,470	355,769
Security Description	Shares	Value
NMI Holdings, Inc. (a)	11,798	$497,758
Payoneer Global, Inc. (a)	38,529	263,924
PayPal Holdings, Inc. (a)	187,236	13,915,379
Radian Group, Inc.	29,585	1,065,652
Shift4 Payments, Inc. Class A (a) (b)	12,147	1,203,889
Visa, Inc. Class A	317,915	112,875,721
Voya Financial, Inc.	20,291	1,440,661
Walker & Dunlop, Inc.	5,542	390,600
Western Union Co. (b)	75,409	634,944
WEX, Inc. (a) (b)	8,275	1,215,515
		442,876,455
FOOD PRODUCTS — 0.6%
Archer-Daniels-Midland Co.	85,150	4,494,217
B&G Foods, Inc. (b)	8,718	36,877
Bunge Global SA	27,974	2,245,753
Cal-Maine Foods, Inc. (b)	6,944	691,831
Campbell's Co. (b)	39,656	1,215,456
Conagra Brands, Inc.	90,549	1,853,538
Darling Ingredients, Inc. (a)	30,726	1,165,744
Flowers Foods, Inc.	34,064	544,343
Fresh Del Monte Produce, Inc.	6,236	202,171
Freshpet, Inc. (a) (b)	11,774	800,161
General Mills, Inc.	97,801	5,067,070
Hershey Co.	27,682	4,593,828
Hormel Foods Corp.	53,430	1,616,257
Ingredion, Inc.	12,386	1,679,789
J&J Snack Foods Corp.	2,845	322,651
J.M. Smucker Co.	19,810	1,945,342
John B Sanfilippo & Son, Inc.	1,098	69,438
Kellanova	48,231	3,835,811
Kraft Heinz Co.	151,390	3,908,890
Lamb Weston Holdings, Inc.	27,798	1,441,326
Lancaster Colony Corp.	2,990	516,582
McCormick & Co., Inc.	46,754	3,544,888
Mondelez International, Inc. Class A	235,374	15,873,623
Pilgrim's Pride Corp. (b)	9,304	418,494
Post Holdings, Inc. (a)	9,450	1,030,334
Simply Good Foods Co. (a) (b)	16,052	507,083
Tootsie Roll Industries, Inc. (b)	3,618	121,022
TreeHouse Foods, Inc. (a)	10,437	202,687
Tyson Foods, Inc. Class A	54,648	3,057,009
WK Kellogg Co. (b)	1,482	23,623
		63,025,838
GAS UTILITIES — 0.1%
Atmos Energy Corp.	27,903	4,300,131
Chesapeake Utilities Corp.	3,145	378,092
MDU Resources Group, Inc.	38,401	640,145
National Fuel Gas Co.	16,579	1,404,407
New Jersey Resources Corp.	16,959	760,102
Northwest Natural Holding Co.	6,296	250,077
ONE Gas, Inc.	10,170	730,816
Southwest Gas Holdings, Inc.	9,934	738,990
Spire, Inc.	9,858	719,536

See accompanying notes to financial statements.
50

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
UGI Corp. (b)	38,932	$1,417,904
		11,340,200
GROUND TRANSPORTATION — 1.0%
ArcBest Corp.	5,368	413,390
Avis Budget Group, Inc. (a) (b)	3,551	600,296
CSX Corp.	348,656	11,376,645
Heartland Express, Inc.	9,430	81,475
Hertz Global Holdings, Inc. (a) (b)	29,647	202,489
JB Hunt Transport Services, Inc.	15,807	2,269,885
Knight-Swift Transportation Holdings, Inc.	32,352	1,430,929
Landstar System, Inc.	7,028	977,033
Marten Transport Ltd.	10,498	136,369
Norfolk Southern Corp.	42,490	10,876,165
Old Dominion Freight Line, Inc.	33,729	5,474,217
RXO, Inc. (a)	18,748	294,719
Ryder System, Inc.	8,331	1,324,629
Saia, Inc. (a)	5,126	1,404,473
Schneider National, Inc. Class B	6,977	168,494
Uber Technologies, Inc. (a)	385,332	35,951,476
Union Pacific Corp.	111,466	25,646,097
Werner Enterprises, Inc. (b)	10,408	284,763
XPO, Inc. (a) (b)	21,863	2,761,078
		101,674,622
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	319,699	43,482,261
Align Technology, Inc. (a)	13,604	2,575,645
Artivion, Inc. (a) (b)	6,759	210,205
Avanos Medical, Inc. (a)	9,037	110,613
Baxter International, Inc.	95,210	2,882,959
Becton Dickinson & Co.	53,845	9,274,801
Boston Scientific Corp. (a)	274,515	29,485,656
CONMED Corp. (b)	5,484	285,607
Cooper Cos., Inc. (a)	35,987	2,560,835
Dentsply Sirona, Inc.	40,831	648,396
Dexcom, Inc. (a)	72,487	6,327,390
Edwards Lifesciences Corp. (a)	113,257	8,857,830
Embecta Corp.	10,772	104,381
Enovis Corp. (a)	7,101	222,687
Envista Holdings Corp. (a) (b)	30,103	588,213
GE HealthCare Technologies, Inc.	88,167	6,530,530
Glaukos Corp. (a)	8,065	833,034
Globus Medical, Inc. Class A (a)	20,602	1,215,930
Haemonetics Corp. (a)	9,167	683,950
Hologic, Inc. (a)	47,202	3,075,682
ICU Medical, Inc. (a)	3,309	437,284
IDEXX Laboratories, Inc. (a)	15,496	8,311,125
Inspire Medical Systems, Inc. (a) (b)	4,670	606,026
Insulet Corp. (a)	13,250	4,162,885
Integer Holdings Corp. (a)	5,998	737,574
Integra LifeSciences Holdings Corp. (a) (b)	13,364	163,976
Security Description	Shares	Value
Intuitive Surgical, Inc. (a)	66,223	$35,986,241
Lantheus Holdings, Inc. (a) (b)	12,564	1,028,489
LeMaitre Vascular, Inc.	3,083	256,043
LivaNova PLC (a)	9,865	444,122
Masimo Corp. (a) (b)	8,705	1,464,355
Medtronic PLC	236,135	20,583,888
Merit Medical Systems, Inc. (a)	9,497	887,780
Neogen Corp. (a) (b)	33,417	159,733
Omnicell, Inc. (a)	7,140	209,916
Penumbra, Inc. (a)	6,683	1,715,058
QuidelOrtho Corp. (a) (b)	11,292	325,436
ResMed, Inc.	27,291	7,041,078
Solventum Corp. (a)	26,091	1,978,742
STAAR Surgical Co. (a) (b)	8,526	143,066
STERIS PLC	18,615	4,471,695
Stryker Corp.	63,372	25,071,864
Tandem Diabetes Care, Inc. (a)	11,572	215,702
Teleflex, Inc.	8,621	1,020,382
TransMedics Group, Inc. (a) (b)	6,174	827,378
UFP Technologies, Inc. (a) (b)	1,100	268,576
Zimmer Biomet Holdings, Inc.	38,677	3,527,729
		242,002,748
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Acadia Healthcare Co., Inc. (a) (b)	16,861	382,576
AdaptHealth Corp. (a)	18,017	169,900
Addus HomeCare Corp. (a) (b)	2,829	325,872
Amedisys, Inc. (a)	5,614	552,361
AMN Healthcare Services, Inc. (a)	7,990	165,153
Astrana Health, Inc. (a)	4,115	102,381
Cardinal Health, Inc.	46,018	7,731,024
Cencora, Inc.	31,354	9,401,497
Centene Corp. (a)	90,338	4,903,547
Chemed Corp.	2,846	1,385,803
Cigna Group	51,365	16,980,242
Concentra Group Holdings Parent, Inc.	16,495	339,302
CorVel Corp. (a)	3,971	408,139
CVS Health Corp.	229,546	15,834,083
DaVita, Inc. (a)	10,063	1,433,474
Elevance Health, Inc.	42,550	16,550,248
Encompass Health Corp.	19,095	2,341,620
Ensign Group, Inc. (b)	9,907	1,528,254
HCA Healthcare, Inc.	31,439	12,044,281
HealthEquity, Inc. (a)	14,293	1,497,335
Henry Schein, Inc. (a) (b)	25,839	1,887,539
Hims & Hers Health, Inc. (a) (b)	35,279	1,758,658
Humana, Inc.	23,019	5,627,685
Labcorp Holdings, Inc.	16,022	4,205,935
McKesson Corp.	23,103	16,929,416
Molina Healthcare, Inc. (a)	11,182	3,331,118
National HealthCare Corp.	2,569	274,909
NeoGenomics, Inc. (a)	23,116	168,978
OmniAb, Inc. (a) (b) (d)	1,881	—
Option Care Health, Inc. (a)	33,572	1,090,419

See accompanying notes to financial statements.
51

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Owens & Minor, Inc. (a)	13,988	$127,291
Pediatrix Medical Group, Inc. (a)	16,398	235,311
Premier, Inc. Class A (b)	22,039	483,315
Privia Health Group, Inc. (a)	17,726	407,698
Progyny, Inc. (a)	15,496	340,912
Quest Diagnostics, Inc.	21,004	3,772,949
RadNet, Inc. (a) (b)	7,738	440,370
Select Medical Holdings Corp.	20,179	306,317
Tenet Healthcare Corp. (a)	19,744	3,474,944
U.S. Physical Therapy, Inc. (b)	2,673	209,029
UnitedHealth Group, Inc.	169,716	52,946,301
Universal Health Services, Inc. Class B	10,316	1,868,743
		193,964,929
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	29,168	2,118,472
CareTrust REIT, Inc.	19,333	591,590
Healthcare Realty Trust, Inc. REIT	62,693	994,311
Healthpeak Properties, Inc. REIT	124,447	2,179,067
LTC Properties, Inc. REIT	7,715	267,016
Medical Properties Trust, Inc. REIT (b)	103,967	448,098
Omega Healthcare Investors, Inc. REIT	43,963	1,611,244
Sabra Health Care REIT, Inc.	40,652	749,623
Universal Health Realty Income Trust REIT	1,963	78,461
Ventas, Inc. REIT	72,022	4,548,189
Welltower, Inc. REIT	112,881	17,353,196
		30,939,267
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a)	19,876	232,549
Doximity, Inc. Class A (a)	22,490	1,379,537
HealthStream, Inc.	6,130	169,617
Schrodinger, Inc. (a) (b)	10,316	207,558
Simulations Plus, Inc. (b)	2,482	43,311
		2,032,572
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc. (b)	40,038	467,243
DiamondRock Hospitality Co. REIT	41,603	318,679
Host Hotels & Resorts, Inc. REIT	131,802	2,024,479
Park Hotels & Resorts, Inc. REIT (b)	44,281	452,995
Pebblebrook Hotel Trust REIT	24,198	241,738
Ryman Hospitality Properties, Inc. REIT (b)	11,132	1,098,394
Summit Hotel Properties, Inc. REIT (b)	20,072	102,166
Sunstone Hotel Investors, Inc. REIT	39,923	346,532
Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT (b)	21,798	$274,001
		5,326,227
HOTELS, RESTAURANTS & LEISURE — 2.2%
Airbnb, Inc. Class A (a)	80,102	10,600,699
Aramark (b)	49,180	2,059,167
BJ's Restaurants, Inc. (a)	5,542	247,173
Bloomin' Brands, Inc.	15,937	137,218
Booking Holdings, Inc.	6,102	35,325,942
Boyd Gaming Corp. (b)	14,720	1,151,546
Brinker International, Inc. (a)	7,525	1,356,983
Caesars Entertainment, Inc. (a) (b)	38,737	1,099,743
Carnival Corp. (a)	189,908	5,340,213
Cava Group, Inc. (a) (b)	14,975	1,261,344
Cheesecake Factory, Inc. (b)	7,961	498,836
Chipotle Mexican Grill, Inc. (a)	256,331	14,392,986
Choice Hotels International, Inc. (b)	5,439	690,100
Churchill Downs, Inc.	12,981	1,311,081
Cracker Barrel Old Country Store, Inc. (b)	4,437	271,012
Darden Restaurants, Inc.	22,459	4,895,388
Dave & Buster's Entertainment, Inc. (a) (b)	6,589	198,197
Domino's Pizza, Inc.	6,751	3,042,001
DoorDash, Inc. Class A (a)	62,870	15,498,084
Expedia Group, Inc.	24,100	4,065,188
Golden Entertainment, Inc.	3,538	104,123
Hilton Grand Vacations, Inc. (a) (b)	14,655	608,622
Hilton Worldwide Holdings, Inc.	44,707	11,907,262
Hyatt Hotels Corp. Class A (b)	8,590	1,199,594
Jack in the Box, Inc. (b)	3,927	68,565
Las Vegas Sands Corp.	68,755	2,991,530
Light & Wonder, Inc. (a) (b)	17,011	1,637,479
Marriott International, Inc. Class A	42,322	11,562,794
Marriott Vacations Worldwide Corp. (b)	6,722	486,068
McDonald's Corp.	132,333	38,663,733
MGM Resorts International (a) (b)	50,526	1,737,589
Monarch Casino & Resort, Inc.	2,798	241,859
Norwegian Cruise Line Holdings Ltd. (a)	79,946	1,621,305
Papa John's International, Inc.	6,797	332,645
Penn Entertainment, Inc. (a) (b)	28,009	500,521
Planet Fitness, Inc. Class A (a)	16,174	1,763,775
Pursuit Attractions & Hospitality, Inc. (a) (b)	3,252	93,755
Royal Caribbean Cruises Ltd.	42,802	13,403,018
Sabre Corp. (a) (b)	56,608	178,881
Shake Shack, Inc. Class A (a)	6,634	932,740
Six Flags Entertainment Corp. (a) (b)	8,819	268,362

See accompanying notes to financial statements.
52

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Starbucks Corp.	207,925	$19,052,168
Texas Roadhouse, Inc.	12,346	2,313,764
Travel & Leisure Co. (b)	16,319	842,224
Vail Resorts, Inc. (b)	7,189	1,129,608
Wendy's Co. (b)	33,312	380,423
Wingstop, Inc.	5,666	1,907,969
Wyndham Hotels & Resorts, Inc.	15,450	1,254,694
Wynn Resorts Ltd. (b)	18,546	1,737,204
Yum! Brands, Inc.	52,099	7,720,030
		230,085,205
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc. (a)	1,942	843,663
Century Communities, Inc.	4,091	230,405
Champion Homes, Inc. (a)	12,415	777,303
DR Horton, Inc.	53,263	6,866,666
Dream Finders Homes, Inc. Class A (a) (b)	316	7,941
Ethan Allen Interiors, Inc.	5,396	150,279
Garmin Ltd.	27,920	5,827,462
Green Brick Partners, Inc. (a)	4,816	302,830
Helen of Troy Ltd. (a)	5,084	144,284
Installed Building Products, Inc. (b)	4,314	777,901
KB Home	16,496	873,793
La-Z-Boy, Inc. (b)	8,724	324,271
Leggett & Platt, Inc. (b)	24,863	221,778
Lennar Corp. Class A	41,200	4,557,132
LGI Homes, Inc. (a)	3,033	156,260
M/I Homes, Inc. (a)	4,212	472,249
Meritage Homes Corp.	13,293	890,232
Mohawk Industries, Inc. (a)	10,995	1,152,716
Newell Brands, Inc. (b)	71,979	388,687
NVR, Inc. (a)	529	3,907,014
PulteGroup, Inc.	40,148	4,234,008
Somnigroup International, Inc. (b)	35,018	2,382,975
Sonos, Inc. (a)	23,919	258,564
Taylor Morrison Home Corp. (a)	20,082	1,233,436
Toll Brothers, Inc.	21,314	2,432,567
TopBuild Corp. (a)	6,052	1,959,275
Tri Pointe Homes, Inc. (a)	17,990	574,781
Whirlpool Corp. (b)	10,356	1,050,306
		42,998,778
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. (a) (b)	2,605	91,644
Central Garden & Pet Co. Class A (a)	10,185	318,689
Church & Dwight Co., Inc.	45,829	4,404,625
Clorox Co.	23,112	2,775,058
Colgate-Palmolive Co.	149,465	13,586,368
Energizer Holdings, Inc. (b)	10,969	221,135
Kimberly-Clark Corp.	63,452	8,180,232
Procter & Gamble Co.	432,037	68,832,135
WD-40 Co. (b)	2,684	612,193
		99,022,079
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	125,970	$1,325,204
Clearway Energy, Inc. Class A	6,406	193,845
Clearway Energy, Inc. Class C	15,437	493,984
Ormat Technologies, Inc. (b)	8,860	742,114
Vistra Corp.	64,543	12,509,079
		15,264,226
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	99,427	15,136,767
Honeywell International, Inc.	119,738	27,884,585
		43,021,352
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	7,808	1,304,873
First Industrial Realty Trust, Inc. REIT	24,780	1,192,661
Innovative Industrial Properties, Inc. REIT	4,615	254,840
LXP Industrial Trust REIT	50,085	413,702
Prologis, Inc. REIT	171,768	18,056,252
Rexford Industrial Realty, Inc. REIT (b)	39,008	1,387,515
STAG Industrial, Inc. REIT	33,792	1,225,974
Terreno Realty Corp. REIT	18,535	1,039,258
		24,875,075
INSURANCE — 2.2%
Aflac, Inc.	91,832	9,684,603
Allstate Corp.	49,093	9,882,912
American Financial Group, Inc.	12,969	1,636,817
American International Group, Inc.	106,886	9,148,373
AMERISAFE, Inc.	3,186	139,324
Aon PLC Class A	40,599	14,484,099
Arch Capital Group Ltd.	69,500	6,327,975
Arthur J Gallagher & Co.	46,295	14,819,955
Assurant, Inc.	9,748	1,925,133
Assured Guaranty Ltd.	10,072	877,271
Brighthouse Financial, Inc. (a)	10,084	542,217
Brown & Brown, Inc.	43,191	4,788,586
Chubb Ltd.	69,146	20,032,979
Cincinnati Financial Corp.	28,513	4,246,156
CNO Financial Group, Inc.	24,910	961,028
Employers Holdings, Inc.	6,260	295,347
Erie Indemnity Co. Class A	4,882	1,693,029
Everest Group Ltd.	7,919	2,691,272
Fidelity National Financial, Inc.	48,386	2,712,519
First American Financial Corp.	19,856	1,218,960
Genworth Financial, Inc. (a)	87,678	682,135
Globe Life, Inc.	16,085	1,999,205
Goosehead Insurance, Inc. Class A (b)	4,634	488,933
Hanover Insurance Group, Inc.	6,658	1,130,994
Hartford Insurance Group, Inc.	51,201	6,495,871
HCI Group, Inc.	1,241	188,880
Horace Mann Educators Corp.	7,306	313,939

See accompanying notes to financial statements.
53

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Kemper Corp.	10,693	$690,126
Kinsale Capital Group, Inc.	3,953	1,912,857
Lincoln National Corp.	32,960	1,140,416
Loews Corp.	34,542	3,166,120
Marsh & McLennan Cos., Inc.	89,763	19,625,782
Mercury General Corp.	5,176	348,552
MetLife, Inc.	106,349	8,552,587
Old Republic International Corp.	36,839	1,416,091
Palomar Holdings, Inc. (a)	3,975	613,144
Primerica, Inc.	6,425	1,758,330
Principal Financial Group, Inc.	41,542	3,299,681
ProAssurance Corp. (a)	11,645	265,855
Progressive Corp.	109,386	29,190,748
Prudential Financial, Inc.	67,878	7,292,812
Reinsurance Group of America, Inc.	12,314	2,442,605
RenaissanceRe Holdings Ltd.	9,560	2,322,124
RLI Corp.	15,682	1,132,554
Ryan Specialty Holdings, Inc. (b)	19,161	1,302,756
Safety Insurance Group, Inc.	3,074	244,045
Selective Insurance Group, Inc.	10,471	907,312
SiriusPoint Ltd. (a)	16,057	327,402
Stewart Information Services Corp.	4,215	274,396
Travelers Cos., Inc.	42,822	11,456,598
Trupanion, Inc. (a) (b)	5,696	315,274
United Fire Group, Inc.	3,242	93,045
Unum Group	34,043	2,749,313
W.R. Berkley Corp.	59,298	4,356,624
Willis Towers Watson PLC	19,360	5,933,840
		232,539,501
INTERACTIVE MEDIA & SERVICES — 6.1%
Alphabet, Inc. Class A	1,076,830	189,769,751
Alphabet, Inc. Class C	868,579	154,077,229
Angi, Inc. (a)	6,938	105,874
Cargurus, Inc. (a)	16,333	546,665
Cars.com, Inc. (a)	11,860	140,541
IAC, Inc. (a)	13,181	492,179
Match Group, Inc.	51,461	1,589,630
Meta Platforms, Inc. Class A	401,999	296,711,442
QuinStreet, Inc. (a)	9,008	145,029
Shutterstock, Inc. (b)	4,343	82,343
TripAdvisor, Inc. (a) (b)	18,687	243,865
Yelp, Inc. (a)	10,989	376,593
Ziff Davis, Inc. (a) (b)	7,780	235,501
ZoomInfo Technologies, Inc. (a)	51,316	519,318
		645,035,960
IT SERVICES — 1.1%
Accenture PLC Class A	115,275	34,454,545
Akamai Technologies, Inc. (a)	28,213	2,250,269
ASGN, Inc. (a)	9,317	465,198
Cognizant Technology Solutions Corp. Class A	94,569	7,379,219
DigitalOcean Holdings, Inc. (a) (b)	9,631	275,061
Security Description	Shares	Value
DXC Technology Co. (a)	36,057	$551,312
EPAM Systems, Inc. (a)	10,660	1,884,901
Gartner, Inc. (a)	14,649	5,921,419
GoDaddy, Inc. Class A (a)	27,311	4,917,619
Grid Dynamics Holdings, Inc. (a)	11,444	132,178
International Business Machines Corp.	170,935	50,388,219
Kyndryl Holdings, Inc. (a)	34,515	1,448,249
Okta, Inc. (a)	30,242	3,023,293
VeriSign, Inc.	14,093	4,070,058
		117,161,540
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp. (b)	5,090	370,654
Brunswick Corp.	12,819	708,121
Mattel, Inc. (a)	65,867	1,298,897
Polaris, Inc. (b)	10,846	440,890
Sturm Ruger & Co., Inc.	3,156	113,300
Topgolf Callaway Brands Corp. (a) (b)	19,813	159,495
YETI Holdings, Inc. (a)	14,778	465,803
		3,557,160
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	24,571	1,813,831
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	54,678	6,452,551
Avantor, Inc. (a)	127,120	1,711,035
Azenta, Inc. (a) (b)	11,041	339,842
BioLife Solutions, Inc. (a) (b)	5,782	124,544
Bio-Rad Laboratories, Inc. Class A (a)	3,507	846,309
Bio-Techne Corp.	29,681	1,527,088
Bruker Corp.	18,984	782,141
Charles River Laboratories International, Inc. (a)	9,292	1,409,875
Cytek Biosciences, Inc. (a) (b)	15,505	52,717
Danaher Corp.	118,717	23,451,356
Fortrea Holdings, Inc. (a)	17,823	88,046
Illumina, Inc. (a) (b)	29,736	2,837,112
IQVIA Holdings, Inc. (a)	31,105	4,901,837
Medpace Holdings, Inc. (a)	4,521	1,418,961
Mesa Laboratories, Inc.	570	53,705
Mettler-Toledo International, Inc. (a)	3,888	4,567,311
Repligen Corp. (a)	8,841	1,099,644
Revvity, Inc. (b)	23,873	2,308,997
Sotera Health Co. (a) (b)	19,235	213,893
Thermo Fisher Scientific, Inc.	70,609	28,629,125
Waters Corp. (a)	11,057	3,859,335
West Pharmaceutical Services, Inc.	13,849	3,030,161
		89,705,585
MACHINERY — 1.8%
AGCO Corp. (b)	11,482	1,184,483
Alamo Group, Inc.	2,115	461,874

See accompanying notes to financial statements.
54

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Albany International Corp. Class A	5,842	$409,699
Astec Industries, Inc.	4,011	167,219
Caterpillar, Inc.	86,472	33,569,295
Chart Industries, Inc. (a) (b)	6,837	1,125,712
CNH Industrial NV	146,330	1,896,437
Crane Co.	9,115	1,730,847
Cummins, Inc.	24,847	8,137,392
Deere & Co.	46,323	23,554,782
Donaldson Co., Inc.	23,481	1,628,407
Dover Corp.	26,767	4,904,517
Enerpac Tool Group Corp.	11,916	483,313
Enpro, Inc. (b)	3,596	688,814
Esab Corp.	10,677	1,287,112
ESCO Technologies, Inc.	5,126	983,526
Federal Signal Corp. (b)	11,433	1,216,700
Flowserve Corp.	25,365	1,327,858
Fortive Corp.	63,838	3,327,875
Franklin Electric Co., Inc.	7,670	688,306
Gates Industrial Corp. PLC (a)	35,295	812,844
Graco, Inc.	31,428	2,701,865
Greenbrier Cos., Inc.	6,072	279,616
Hillenbrand, Inc.	14,144	283,870
IDEX Corp.	14,265	2,504,506
Illinois Tool Works, Inc.	49,063	12,130,827
Ingersoll Rand, Inc.	75,861	6,310,118
ITT, Inc.	16,301	2,556,486
JBT Marel Corp.	8,585	1,032,432
Kadant, Inc. (b)	2,192	695,850
Kennametal, Inc.	15,615	358,520
Lincoln Electric Holdings, Inc.	11,222	2,326,545
Lindsay Corp.	2,274	328,024
Middleby Corp. (a) (b)	10,812	1,556,928
Mueller Industries, Inc.	21,399	1,700,579
Mueller Water Products, Inc. Class A	38,180	917,847
Nordson Corp.	9,729	2,085,606
Oshkosh Corp.	12,674	1,439,006
Otis Worldwide Corp.	76,165	7,541,858
PACCAR, Inc.	96,937	9,214,831
Parker-Hannifin Corp.	23,378	16,328,832
Pentair PLC	31,312	3,214,490
Proto Labs, Inc. (a)	5,214	208,769
RBC Bearings, Inc. (a)	5,516	2,122,557
Snap-on, Inc.	10,277	3,197,997
SPX Technologies, Inc. (a)	8,538	1,431,652
Standex International Corp.	2,855	446,750
Stanley Black & Decker, Inc.	29,361	1,989,208
Tennant Co.	3,146	243,752
Terex Corp. (b)	13,587	634,377
Timken Co. (b)	12,711	922,183
Titan International, Inc. (a) (b)	11,481	117,910
Toro Co.	20,093	1,420,173
Trinity Industries, Inc.	15,552	420,060
Watts Water Technologies, Inc. Class A	5,392	1,325,839
Security Description	Shares	Value
Westinghouse Air Brake Technologies Corp.	33,396	$6,991,453
Worthington Enterprises, Inc.	6,536	415,951
Xylem, Inc.	45,139	5,839,181
		192,823,460
MARINE — 0.0% *
Kirby Corp. (a)	10,452	1,185,361
Matson, Inc.	6,469	720,323
		1,905,684
MEDIA — 0.5%
Cable One, Inc. (b)	776	105,389
Charter Communications, Inc. Class A (a) (b)	18,698	7,643,929
Comcast Corp. Class A	702,121	25,058,698
DoubleVerify Holdings, Inc. (a)	23,746	355,478
EchoStar Corp. Class A (a) (b)	17,109	473,919
Fox Corp. Class A	35,853	2,009,202
Fox Corp. Class B	28,055	1,448,480
Interpublic Group of Cos., Inc.	73,357	1,795,779
John Wiley & Sons, Inc. Class A	8,320	371,322
New York Times Co. Class A	27,613	1,545,776
News Corp. Class A	73,468	2,183,469
News Corp. Class B (b)	22,664	777,602
Nexstar Media Group, Inc. (b)	6,002	1,038,046
Omnicom Group, Inc. (b)	36,949	2,658,111
Paramount Global Class B	89,446	1,153,853
Scholastic Corp. (b)	6,216	130,412
TechTarget, Inc. (a) (b)	4,863	37,786
TEGNA, Inc.	40,612	680,657
Thryv Holdings, Inc. (a) (b)	3,677	44,712
		49,512,620
METALS & MINING — 0.4%
Alcoa Corp.	33,113	977,165
Alpha Metallurgical Resources, Inc. (a)	2,323	261,291
Carpenter Technology Corp. (b)	9,318	2,575,309
Century Aluminum Co. (a)	9,403	169,442
Cleveland-Cliffs, Inc. (a) (b)	92,642	704,079
Commercial Metals Co.	22,596	1,105,170
Ferroglobe PLC (a) (d)	929	—
Freeport-McMoRan, Inc.	271,140	11,753,919
Kaiser Aluminum Corp. (b)	3,156	252,164
Materion Corp.	3,210	254,778
Metallus, Inc. (a) (b)	4,514	69,561
MP Materials Corp. (a) (b)	15,542	517,082
Newmont Corp.	216,016	12,585,092
Nucor Corp.	41,559	5,383,553
Reliance, Inc.	10,794	3,388,237
Royal Gold, Inc.	11,982	2,130,879
Steel Dynamics, Inc.	28,791	3,685,536
SunCoke Energy, Inc.	7,858	67,500
Warrior Met Coal, Inc. (b)	7,315	335,247
Worthington Steel, Inc.	6,540	195,088
		46,411,092

See accompanying notes to financial statements.
55

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% *
Annaly Capital Management, Inc. REIT	89,525	$1,684,861
Apollo Commercial Real Estate Finance, Inc. REIT	23,130	223,899
Arbor Realty Trust, Inc. REIT	34,206	366,004
ARMOUR Residential REIT, Inc. (b)	3,420	57,490
Blackstone Mortgage Trust, Inc. Class A REIT (b)	32,367	623,065
Ellington Financial, Inc. REIT (b)	9,487	123,236
Franklin BSP Realty Trust, Inc. REIT (b)	8,308	88,813
KKR Real Estate Finance Trust, Inc. REIT	7,931	69,555
New York Mortgage Trust, Inc. REIT (b)	15,916	106,637
PennyMac Mortgage Investment Trust REIT (b)	18,669	240,083
Ready Capital Corp. REIT (b)	14,852	64,903
Redwood Trust, Inc. REIT	22,029	130,191
Two Harbors Investment Corp. REIT (b)	14,173	152,643
Starwood Property Trust, Inc. REIT (b)	58,456	1,173,212
		5,104,592
MULTI-UTILITIES — 0.6%
Ameren Corp.	47,022	4,515,993
Avista Corp.	13,336	506,101
Black Hills Corp.	11,813	662,709
CenterPoint Energy, Inc.	121,977	4,481,435
CMS Energy Corp.	53,657	3,717,357
Consolidated Edison, Inc.	64,651	6,487,728
Dominion Energy, Inc.	153,184	8,657,960
DTE Energy Co.	38,761	5,134,282
NiSource, Inc.	74,192	2,992,905
Northwestern Energy Group, Inc.	10,154	520,900
Public Service Enterprise Group, Inc.	94,092	7,920,665
Sempra	118,848	9,005,113
Unitil Corp.	2,763	144,090
WEC Energy Group, Inc.	58,723	6,118,937
		60,866,175
OFFICE REITs — 0.1%
Brandywine Realty Trust REIT (b)	32,613	139,910
BXP, Inc. REIT (b)	26,651	1,798,143
COPT Defense Properties REIT	22,111	609,821
Cousins Properties, Inc. REIT	28,276	849,128
Douglas Emmett, Inc. REIT (b)	31,064	467,203
Easterly Government Properties, Inc. REIT	4,943	109,735
Highwoods Properties, Inc. REIT	19,844	616,950
JBG SMITH Properties REIT (b)	20,151	348,612
Kilroy Realty Corp. REIT (b)	19,041	653,297
Security Description	Shares	Value
SL Green Realty Corp. REIT (b)	13,064	$808,662
Vornado Realty Trust REIT	30,369	1,161,310
		7,562,771
OIL, GAS & CONSUMABLE FUELS — 2.8%
Antero Midstream Corp.	56,713	1,074,711
Antero Resources Corp. (a)	53,087	2,138,344
APA Corp.	66,208	1,210,944
California Resources Corp.	12,172	555,895
Chevron Corp.	299,297	42,856,337
Chord Energy Corp.	11,535	1,117,165
Civitas Resources, Inc.	15,889	437,265
CNX Resources Corp. (a)	29,572	995,985
Comstock Resources, Inc. (a) (b)	17,124	473,821
ConocoPhillips	233,546	20,958,418
Coterra Energy, Inc.	141,682	3,595,889
Crescent Energy Co. Class A	28,742	247,181
CVR Energy, Inc. (b)	5,536	148,642
Devon Energy Corp.	120,119	3,820,985
Diamondback Energy, Inc.	32,580	4,476,492
Dorian LPG Ltd.	6,307	153,765
DT Midstream, Inc.	17,782	1,954,420
EOG Resources, Inc.	102,562	12,267,441
EQT Corp.	104,093	6,070,704
Expand Energy Corp.	36,647	4,285,500
Exxon Mobil Corp.	796,496	85,862,269
Hess Corp.	50,430	6,986,572
HF Sinclair Corp.	28,417	1,167,370
International Seaways, Inc. (b)	7,473	272,615
Kinder Morgan, Inc.	363,260	10,679,844
Magnolia Oil & Gas Corp. Class A (b)	34,727	780,663
Marathon Petroleum Corp.	55,376	9,198,507
Matador Resources Co.	20,462	976,447
Murphy Oil Corp. (b)	27,702	623,295
Northern Oil & Gas, Inc. (b)	13,563	384,511
Occidental Petroleum Corp.	124,468	5,228,901
ONEOK, Inc.	109,411	8,931,220
Ovintiv, Inc.	47,596	1,811,028
Par Pacific Holdings, Inc. (a)	9,858	261,533
PBF Energy, Inc. Class A	21,263	460,769
Peabody Energy Corp.	20,680	277,526
Permian Resources Corp.	74,170	1,010,195
Phillips 66 Co.	75,971	9,063,340
Range Resources Corp.	49,378	2,008,203
REX American Resources Corp. (a)	962	46,859
SM Energy Co.	22,364	552,614
Talos Energy, Inc. (a) (b)	7,119	60,369
Targa Resources Corp.	39,092	6,805,135
Texas Pacific Land Corp. (b)	3,426	3,619,192
Valero Energy Corp.	57,773	7,765,847
Viper Energy, Inc.	12,227	466,216
Vital Energy, Inc. (a) (b)	2,573	41,400
Williams Cos., Inc.	226,549	14,229,543
World Kinect Corp.	11,696	331,582

See accompanying notes to financial statements.
56

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Core Natural Resources, Inc.	10,659	$743,359
		289,486,828
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	12,178	1,047,186
Sylvamo Corp.	6,355	318,386
		1,365,572
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	24,700	1,430,871
Coty, Inc. Class A (a)	56,626	263,311
Edgewell Personal Care Co. (b)	10,179	238,290
elf Beauty, Inc. (a) (b)	10,378	1,291,438
Estee Lauder Cos., Inc. Class A	42,661	3,447,009
Interparfums, Inc.	3,134	411,526
Kenvue, Inc.	358,335	7,499,952
USANA Health Sciences, Inc. (a) (b)	2,450	74,798
		14,657,195
PHARMACEUTICALS — 2.7%
Amphastar Pharmaceuticals, Inc. (a) (b)	6,730	154,521
ANI Pharmaceuticals, Inc. (a)	1,098	71,645
Bristol-Myers Squibb Co.	380,338	17,605,846
Collegium Pharmaceutical, Inc. (a)	1,874	55,414
Corcept Therapeutics, Inc. (a) (b)	19,040	1,397,536
Eli Lilly & Co.	145,374	113,323,394
Harmony Biosciences Holdings, Inc. (a)	4,675	147,730
Innoviva, Inc. (a)	11,493	230,894
Jazz Pharmaceuticals PLC (a)	10,756	1,141,427
Johnson & Johnson	445,491	68,048,750
Ligand Pharmaceuticals, Inc. (a) (b)	2,930	333,082
Merck & Co., Inc.	466,863	36,956,875
Organon & Co. (b)	47,271	457,583
Pacira BioSciences, Inc. (a)	8,355	199,685
Perrigo Co. PLC	25,928	692,796
Pfizer, Inc.	1,059,245	25,676,099
Phibro Animal Health Corp. Class A	3,224	82,341
Prestige Consumer Healthcare, Inc. (a)	9,539	761,689
Spectrum Pharmaceuticals, Inc. (a)	22	2
Supernus Pharmaceuticals, Inc. (a)	10,118	318,919
Viatris, Inc.	224,803	2,007,491
Zoetis, Inc.	82,901	12,928,411
		282,592,130
PROFESSIONAL SERVICES — 0.7%
Amentum Holdings, Inc. (a) (b)	27,970	660,372
Automatic Data Processing, Inc.	74,842	23,081,273
Broadridge Financial Solutions, Inc.	21,795	5,296,839
Security Description	Shares	Value
CACI International, Inc. Class A (a) (b)	3,996	$1,904,893
Concentrix Corp. (b)	8,053	425,641
CSG Systems International, Inc.	6,280	410,147
Dayforce, Inc. (a) (b)	29,057	1,609,467
Equifax, Inc.	22,558	5,850,868
ExlService Holdings, Inc. (a)	31,241	1,368,043
Exponent, Inc.	9,365	699,659
FTI Consulting, Inc. (a)	6,016	971,584
Genpact Ltd.	32,163	1,415,494
Heidrick & Struggles International, Inc.	3,368	154,120
Insperity, Inc.	6,358	382,243
Jacobs Solutions, Inc.	24,436	3,212,112
KBR, Inc.	26,472	1,269,068
Korn Ferry	10,148	744,153
Leidos Holdings, Inc.	25,325	3,995,272
ManpowerGroup, Inc.	10,574	427,190
Maximus, Inc.	11,691	820,708
NV5 Global, Inc. (a)	9,277	214,206
Parsons Corp. (a) (b)	6,355	456,098
Paychex, Inc.	59,589	8,667,816
Paycom Software, Inc.	8,876	2,053,906
Paylocity Holding Corp. (a)	7,349	1,331,565
Robert Half, Inc.	21,156	868,454
Science Applications International Corp. (b)	10,443	1,175,986
Verisk Analytics, Inc.	26,761	8,336,052
Verra Mobility Corp. (a)	26,827	681,138
		78,484,367
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	52,758	7,392,451
CoStar Group, Inc. (a)	76,871	6,180,428
Cushman & Wakefield PLC (a)	31,531	349,048
eXp World Holdings, Inc. (b)	14,025	127,628
Jones Lang LaSalle, Inc. (a)	9,358	2,393,589
Kennedy-Wilson Holdings, Inc.	22,144	150,579
Marcus & Millichap, Inc. (b)	4,767	146,395
St. Joe Co.	6,012	286,772
		17,026,890
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	59,688	2,152,946
AvalonBay Communities, Inc. REIT	25,841	5,258,643
Camden Property Trust REIT	19,202	2,163,873
Centerspace REIT	1,468	88,359
Elme Communities REIT	16,678	265,180
Equity LifeStyle Properties, Inc. REIT	33,248	2,050,404
Equity Residential REIT	64,167	4,330,631
Essex Property Trust, Inc. REIT	11,832	3,353,189
Independence Realty Trust, Inc. REIT (b)	44,937	794,936
Invitation Homes, Inc. REIT	107,525	3,526,820

See accompanying notes to financial statements.
57

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	21,693	$3,210,781
NexPoint Residential Trust, Inc. REIT	3,549	118,253
UDR, Inc. REIT	56,040	2,288,113
Veris Residential, Inc. REIT	17,909	266,665
		29,868,793
RETAIL REITs — 0.3%
Acadia Realty Trust REIT	17,019	316,043
Agree Realty Corp. REIT (b)	18,967	1,385,729
Brixmor Property Group, Inc. REIT	56,245	1,464,620
Curbline Properties Corp. REIT	15,052	343,637
Federal Realty Investment Trust REIT	13,640	1,295,664
Getty Realty Corp. REIT (b)	7,153	197,709
Kimco Realty Corp. REIT	126,044	2,649,445
Kite Realty Group Trust REIT	41,470	939,296
Macerich Co. REIT	40,505	655,371
NNN REIT, Inc.	33,263	1,436,296
Phillips Edison & Co., Inc. REIT	22,232	778,787
Realty Income Corp. REIT	153,775	8,858,978
Regency Centers Corp. REIT	31,254	2,226,222
Saul Centers, Inc. REIT	3,221	109,965
Simon Property Group, Inc. REIT	55,487	8,920,090
SITE Centers Corp. REIT	7,526	85,119
Tanger, Inc. REIT	19,479	595,668
Urban Edge Properties REIT	21,984	410,221
Whitestone REIT	8,005	99,902
		32,768,762
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.0%
Advanced Micro Devices, Inc. (a)	297,318	42,189,424
Allegro MicroSystems, Inc. (a) (b)	13,325	455,582
Alpha & Omega Semiconductor Ltd. (a)	4,169	106,977
Amkor Technology, Inc.	19,853	416,714
Analog Devices, Inc.	93,165	22,175,133
Applied Materials, Inc.	148,737	27,229,283
Axcelis Technologies, Inc. (a) (b)	6,114	426,085
Broadcom, Inc.	870,403	239,926,587
CEVA, Inc. (a)	4,249	93,393
Cirrus Logic, Inc. (a)	11,037	1,150,662
Cohu, Inc. (a)	7,723	148,591
Diodes, Inc. (a)	7,130	377,106
Enphase Energy, Inc. (a)	24,985	990,655
Entegris, Inc. (b)	27,980	2,256,587
First Solar, Inc. (a) (b)	20,027	3,315,270
FormFactor, Inc. (a)	14,419	496,158
Ichor Holdings Ltd. (a)	3,825	75,123
Impinj, Inc. (a)	3,170	352,092
Intel Corp.	789,283	17,679,939
KLA Corp.	24,712	22,135,527
Security Description	Shares	Value
Kulicke & Soffa Industries, Inc. (b)	11,692	$404,543
Lam Research Corp.	235,727	22,945,666
Lattice Semiconductor Corp. (a)	25,348	1,241,798
MACOM Technology Solutions Holdings, Inc. (a)	9,412	1,348,645
MaxLinear, Inc. (a)	13,324	189,334
Microchip Technology, Inc.	99,667	7,013,567
Micron Technology, Inc.	205,481	25,325,533
MKS, Inc. (b)	10,214	1,014,863
Monolithic Power Systems, Inc.	8,910	6,516,596
NVIDIA Corp.	4,517,719	713,754,425
NXP Semiconductors NV	48,202	10,531,655
ON Semiconductor Corp. (a)	81,372	4,264,706
Onto Innovation, Inc. (a)	8,531	861,034
PDF Solutions, Inc. (a)	5,837	124,795
Penguin Solutions, Inc. (a)	6,349	125,774
Photronics, Inc. (a)	12,183	229,406
Power Integrations, Inc.	9,788	547,149
Qorvo, Inc. (a)	18,085	1,535,597
QUALCOMM, Inc.	202,982	32,326,913
Rambus, Inc. (a)	21,892	1,401,526
Semtech Corp. (a)	12,327	556,441
Silicon Laboratories, Inc. (a)	5,958	877,971
SiTime Corp. (a)	2,766	589,379
Skyworks Solutions, Inc.	30,911	2,303,488
SolarEdge Technologies, Inc. (a) (b)	9,816	200,246
Synaptics, Inc. (a)	6,968	451,666
Teradyne, Inc.	28,785	2,588,347
Texas Instruments, Inc.	169,945	35,283,981
Ultra Clean Holdings, Inc. (a)	7,264	163,948
Universal Display Corp.	8,221	1,269,816
Veeco Instruments, Inc. (a)	9,434	191,699
		1,258,177,395
SOFTWARE — 10.8%
A10 Networks, Inc.	11,582	224,112
ACI Worldwide, Inc. (a)	21,837	1,002,537
Adeia, Inc.	18,271	258,352
Adobe, Inc. (a)	79,880	30,903,974
Agilysys, Inc. (a) (b)	3,263	374,070
Alarm.com Holdings, Inc. (a)	7,967	450,693
ANSYS, Inc. (a)	16,249	5,706,974
Appfolio, Inc. Class A (a)	3,933	905,691
Autodesk, Inc. (a)	39,953	12,368,250
Bill Holdings, Inc. (a)	17,630	815,564
Blackbaud, Inc. (a)	9,276	595,612
BlackLine, Inc. (a) (b)	9,441	534,549
Box, Inc. Class A (a)	26,862	917,875
Cadence Design Systems, Inc. (a)	50,814	15,658,334
Cleanspark, Inc. (a) (b)	1,044	11,515
Clear Secure, Inc. Class A (b)	10,210	283,430
Commvault Systems, Inc. (a)	9,103	1,586,926
Crowdstrike Holdings, Inc. Class A (a)	46,148	23,503,638

See accompanying notes to financial statements.
58

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Docusign, Inc. (a)	37,957	$2,956,471
Dolby Laboratories, Inc. Class A	11,228	833,791
Dropbox, Inc. Class A (a)	50,581	1,446,617
Dynatrace, Inc. (a)	45,333	2,502,835
Fair Isaac Corp. (a)	4,492	8,211,196
Fortinet, Inc. (a)	119,189	12,600,661
Gen Digital, Inc.	109,482	3,218,771
Guidewire Software, Inc. (a)	15,538	3,658,422
InterDigital, Inc. (b)	5,688	1,275,420
Intuit, Inc.	51,326	40,425,897
LiveRamp Holdings, Inc. (a)	12,406	409,894
Manhattan Associates, Inc. (a)	11,715	2,313,361
MARA Holdings, Inc. (a) (b)	42,906	672,766
Microsoft Corp.	1,375,947	684,409,797
N-able, Inc. (a)	12,890	104,409
NCR Voyix Corp. (a) (b)	25,004	293,297
Oracle Corp.	301,844	65,992,154
Palantir Technologies, Inc. Class A (a)	392,428	53,495,785
Palo Alto Networks, Inc. (a)	121,098	24,781,495
Pegasystems, Inc.	16,508	893,578
Progress Software Corp.	8,782	560,643
PTC, Inc. (a)	22,308	3,844,561
Qualys, Inc. (a)	6,129	875,650
Roper Technologies, Inc.	19,612	11,116,866
Salesforce, Inc.	176,563	48,146,964
ServiceNow, Inc. (a)	38,430	39,509,114
Sprinklr, Inc. Class A (a)	20,056	169,674
SPS Commerce, Inc. (a)	6,342	863,083
Synopsys, Inc. (a)	28,310	14,513,971
Teradata Corp. (a)	19,893	443,813
Tyler Technologies, Inc. (a)	7,684	4,555,383
Workday, Inc. Class A (a)	39,470	9,472,800
		1,140,671,235
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	86,760	19,175,695
Crown Castle, Inc. REIT	80,725	8,292,879
CubeSmart REIT	42,335	1,799,237
Digital Realty Trust, Inc. REIT	56,977	9,932,800
EPR Properties REIT (b)	13,981	814,533
Equinix, Inc. REIT	17,527	13,942,203
Extra Space Storage, Inc. REIT	38,553	5,684,254
Four Corners Property Trust, Inc. REIT (b)	14,013	377,090
Gaming & Leisure Properties, Inc. REIT	49,444	2,308,046
Iron Mountain, Inc. REIT	54,135	5,552,627
Lamar Advertising Co. Class A REIT	16,592	2,013,605
Millrose Properties, Inc. REIT	23,369	666,250
National Storage Affiliates Trust REIT	14,366	459,568
Outfront Media, Inc. REIT (b)	20,870	340,598
PotlatchDeltic Corp. REIT	12,840	492,671
Public Storage REIT	29,568	8,675,843
Rayonier, Inc. REIT (b)	28,020	621,484
Security Description	Shares	Value
Safehold, Inc. REIT	6,306	$98,121
SBA Communications Corp. REIT	20,295	4,766,078
Uniti Group, Inc. REIT (a)	37,302	161,145
VICI Properties, Inc. REIT	187,818	6,122,867
Weyerhaeuser Co. REIT	138,727	3,563,897
		95,861,491
SPECIALTY RETAIL — 1.9%
Abercrombie & Fitch Co. Class A (a)	9,493	786,495
Academy Sports & Outdoors, Inc. (b)	16,055	719,425
Advance Auto Parts, Inc. (b)	12,355	574,384
American Eagle Outfitters, Inc. (b)	30,109	289,649
Asbury Automotive Group, Inc. (a) (b)	3,517	838,945
AutoNation, Inc. (a)	5,154	1,023,842
AutoZone, Inc. (a)	3,028	11,240,632
Bath & Body Works, Inc.	44,291	1,326,958
Best Buy Co., Inc.	37,696	2,530,532
Boot Barn Holdings, Inc. (a) (b)	3,981	605,112
Buckle, Inc.	5,479	248,473
Burlington Stores, Inc. (a)	12,092	2,813,083
Caleres, Inc. (b)	8,750	106,925
CarMax, Inc. (a)	30,832	2,072,219
Chewy, Inc. Class A (a)	30,547	1,301,913
Dick's Sporting Goods, Inc.	11,988	2,371,346
Five Below, Inc. (a)	10,441	1,369,650
Floor & Decor Holdings, Inc. Class A (a)	19,954	1,515,706
Foot Locker, Inc. (a) (b)	18,219	446,366
GameStop Corp. Class A (a) (b)	84,135	2,052,053
Gap, Inc.	39,464	860,710
Group 1 Automotive, Inc.	2,654	1,159,028
Guess?, Inc. (b)	6,775	81,910
Home Depot, Inc.	183,740	67,366,434
Lithia Motors, Inc.	5,389	1,820,512
Lowe's Cos., Inc.	104,897	23,273,497
MarineMax, Inc. (a) (b)	3,294	82,811
Monro, Inc. (b)	6,390	95,275
Murphy USA, Inc.	3,168	1,288,742
National Vision Holdings, Inc. (a)	15,241	350,695
O'Reilly Automotive, Inc. (a)	157,936	14,234,772
Penske Automotive Group, Inc. (b)	4,324	742,906
RH (a) (b)	2,927	553,232
Ross Stores, Inc.	62,464	7,969,157
Sally Beauty Holdings, Inc. (a) (b)	24,003	222,268
Shoe Carnival, Inc. (b)	4,460	83,447
Signet Jewelers Ltd. (b)	9,566	760,975
Sonic Automotive, Inc. Class A	4,167	333,068
TJX Cos., Inc.	207,813	25,662,827
Tractor Supply Co.	101,515	5,356,947
Ulta Beauty, Inc. (a)	9,127	4,269,793

See accompanying notes to financial statements.
59

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Upbound Group, Inc.	7,657	$192,191
Urban Outfitters, Inc. (a)	12,327	894,201
Valvoline, Inc. (a)	25,822	977,879
Victoria's Secret & Co. (a) (b)	14,592	270,244
Williams-Sonoma, Inc.	24,034	3,926,435
		197,063,664
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.7%
Apple, Inc.	2,766,611	567,625,579
Corsair Gaming, Inc. (a) (b)	6,480	61,106
Dell Technologies, Inc. Class C	51,984	6,373,238
Hewlett Packard Enterprise Co.	240,773	4,923,808
HP, Inc.	163,738	4,005,031
NetApp, Inc.	38,985	4,153,852
Pure Storage, Inc. Class A (a)	55,041	3,169,261
Sandisk Corp. (a)	24,793	1,124,363
Seagate Technology Holdings PLC	37,439	5,403,571
Super Micro Computer, Inc. (a) (b)	86,795	4,253,823
Western Digital Corp. (b)	58,392	3,736,504
Xerox Holdings Corp. (b)	28,745	151,486
		604,981,622
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings Ltd. (a) (b)	21,835	386,480
Carter's, Inc.	8,117	244,565
Columbia Sportswear Co. (b)	5,906	360,738
Crocs, Inc. (a) (b)	12,357	1,251,517
Deckers Outdoor Corp. (a)	27,840	2,869,469
G-III Apparel Group Ltd. (a)	9,275	207,760
Hanesbrands, Inc. (a)	64,821	296,880
Kontoor Brands, Inc. (b)	8,768	578,425
Lululemon Athletica, Inc. (a)	21,587	5,128,639
NIKE, Inc. Class B	220,102	15,636,046
Oxford Industries, Inc. (b)	3,134	126,144
PVH Corp. (b)	11,316	776,278
Ralph Lauren Corp.	7,540	2,068,071
Skechers USA, Inc. Class A (a)	24,195	1,526,705
Steven Madden Ltd.	14,535	348,549
Tapestry, Inc.	40,714	3,575,096
Under Armour, Inc. Class A (a) (b)	37,161	253,810
Under Armour, Inc. Class C (a) (b)	36,321	235,723
VF Corp. (b)	60,101	706,187
Wolverine World Wide, Inc. (b)	14,998	271,164
		36,848,246
TOBACCO — 0.7%
Altria Group, Inc.	313,050	18,354,121
Philip Morris International, Inc.	285,905	52,071,878
Universal Corp.	3,526	205,354
		70,631,353
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp. (b)	19,401	1,134,764
Security Description	Shares	Value
Applied Industrial Technologies, Inc.	7,686	$1,786,611
Boise Cascade Co.	7,319	635,436
Core & Main, Inc. Class A (a)	23,788	1,435,606
DNOW, Inc. (a)	13,892	206,018
DXP Enterprises, Inc. (a)	2,947	258,305
Fastenal Co.	214,022	8,988,924
GATX Corp.	6,266	962,207
GMS, Inc. (a)	7,094	771,472
MSC Industrial Direct Co., Inc. Class A (b)	8,657	736,018
Rush Enterprises, Inc. Class A	11,452	589,893
United Rentals, Inc.	11,821	8,905,941
Watsco, Inc. (b)	6,036	2,665,618
WESCO International, Inc.	8,489	1,572,163
WW Grainger, Inc.	8,379	8,716,171
		39,365,147
WATER UTILITIES — 0.1%
American States Water Co.	6,520	499,823
American Water Works Co., Inc.	36,496	5,076,959
California Water Service Group	9,908	450,616
Essential Utilities, Inc.	42,468	1,577,262
H2O America	5,118	265,982
Middlesex Water Co.	3,124	169,258
		8,039,900
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	12,415	182,252
NII Holdings, Inc. (a) (b)	11,225	1,460
Telephone & Data Systems, Inc.	19,655	699,325
T-Mobile U.S., Inc.	90,016	21,447,212
		22,330,249
TOTAL COMMON STOCKS (Cost $6,980,259,713)		10,512,836,435
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	5,895,807	5,895,807
State Street Navigator Securities Lending Portfolio II (c) (g)	64,979,135	64,979,135
TOTAL SHORT-TERM INVESTMENTS (Cost $70,874,942)		70,874,942
TOTAL INVESTMENTS — 100.6% (Cost $7,051,134,655)		10,583,711,377
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(58,546,659)
NET ASSETS — 100.0%		$10,525,164,718

See accompanying notes to financial statements.
60

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	42	09/19/2025	$12,760,593	$13,132,875	$372,282

During the year ended June 30, 2025, the average notional value related to futures contracts was $15,783,553.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,512,834,973	$1,462	$0(a)	$10,512,836,435
Short-Term Investments	70,874,942	—	—	70,874,942
TOTAL INVESTMENTS	$10,583,709,915	$1,462	$0	$10,583,711,377
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$372,282	$—	$—	$372,282
TOTAL OTHER FINANCIAL INSTRUMENTS:	$372,282	$—	$—	$372,282
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	54,943	$4,065,782	$630,069	$926,706	$113,671	$1,678,553	52,298	$5,561,369	$157,671
State Street Institutional Liquid Reserves Fund, Premier Class	5,175,258	5,176,810	22,788,973	27,965,783	266	(266)	—	—	95,211
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	183,300,341	177,404,534	—	—	5,895,807	5,895,807	526,103
State Street Navigator Securities Lending Portfolio II	52,623,778	52,623,778	609,967,167	597,611,810	—	—	64,979,135	64,979,135	160,322
Total		$61,866,370	$816,686,550	$803,908,833	$113,937	$1,678,287		$76,436,311	$939,307
See accompanying notes to financial statements.
61

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
General Dynamics Corp.	111	$32,374
Huntington Ingalls Industries, Inc.	16	3,863
L3Harris Technologies, Inc.	78	19,566
Lockheed Martin Corp.	86	39,830
Northrop Grumman Corp.	63	31,499
		127,132
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	57	5,469
Expeditors International of Washington, Inc.	67	7,655
FedEx Corp.	109	24,777
United Parcel Service, Inc. Class B	352	35,531
		73,432
AUTO COMPONENTS — 0.0% *
LCI Industries	27	2,462
AUTOMOBILES — 0.0% *
Thor Industries, Inc.	52	4,618
BANKS — 10.6%
Associated Banc-Corp.	172	4,195
Atlantic Union Bankshares Corp.	154	4,817
Bank of America Corp.	7,142	337,959
Bank of Hawaii Corp.	41	2,769
Bank OZK	109	5,130
BankUnited, Inc.	78	2,776
Banner Corp.	36	2,309
Cadence Bank	196	6,268
Cathay General Bancorp	72	3,278
Citigroup, Inc.	2,013	171,347
Citizens Financial Group, Inc.	492	22,017
Columbia Banking System, Inc.	222	5,190
Comerica, Inc.	149	8,888
Community Financial System, Inc.	54	3,071
Cullen/Frost Bankers, Inc.	70	8,998
CVB Financial Corp.	129	2,553
Fifth Third Bancorp	749	30,806
First Financial Bancorp	100	2,426
First Hawaiian, Inc.	132	3,295
First Horizon Corp.	586	12,423
FNB Corp.	368	5,365
Fulton Financial Corp.	200	3,608
Glacier Bancorp, Inc.	120	5,170
Hancock Whitney Corp.	89	5,109
Home BancShares, Inc.	190	5,407
Huntington Bancshares, Inc.	1,541	25,827
Independent Bank Corp.	46	2,893
KeyCorp	1,099	19,145
M&T Bank Corp.	180	34,918
NBT Bancorp, Inc.	48	1,994
Old National Bancorp	329	7,021
Park National Corp.	15	2,509
PNC Financial Services Group, Inc.	443	82,584
Prosperity Bancshares, Inc.	101	7,094
Security Description	Shares	Value
Provident Financial Services, Inc.	137	$2,402
Regions Financial Corp.	988	23,238
Renasant Corp.	101	3,629
Simmons First National Corp. Class A	141	2,673
Synovus Financial Corp.	156	8,073
Truist Financial Corp.	1,460	62,765
Trustmark Corp.	62	2,261
U.S. Bancorp	1,670	75,567
United Bankshares, Inc.	143	5,209
United Community Banks, Inc.	126	3,754
Valley National Bancorp	490	4,376
WaFd, Inc.	82	2,401
Webster Financial Corp.	188	10,265
Zions Bancorp NA	167	8,674
		1,064,446
BEVERAGES — 2.0%
Coca-Cola Co.	1,664	117,728
PepsiCo, Inc.	636	83,977
		201,705
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	756	140,329
Amgen, Inc.	218	60,868
Gilead Sciences, Inc.	475	52,663
		253,860
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	51	3,344
Allegion PLC	38	5,476
Johnson Controls International PLC	287	30,313
Masco Corp.	106	6,822
Owens Corning	38	5,226
		51,181
CAPITAL MARKETS — 3.5%
Bank of New York Mellon Corp.	776	70,701
Cohen & Steers, Inc.	29	2,185
Federated Hermes, Inc.	84	3,723
Franklin Resources, Inc.	324	7,727
Janus Henderson Group PLC	144	5,593
Morgan Stanley	1,287	181,287
Northern Trust Corp.	214	27,133
State Street Corp. (a)	302	32,115
T. Rowe Price Group, Inc.	236	22,774
Virtu Financial, Inc. Class A	79	3,539
		356,777
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.	208	58,668
Albemarle Corp.	128	8,022
Ashland, Inc.	45	2,263
Avient Corp.	87	2,811
Cabot Corp.	48	3,600
CF Industries Holdings, Inc.	150	13,800
Eastman Chemical Co.	108	8,063
FMC Corp.	112	4,676
LyondellBasell Industries NV Class A	265	15,333

See accompanying notes to financial statements.
62

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
NewMarket Corp.	6	$4,145
Olin Corp.	111	2,230
PPG Industries, Inc.	209	23,774
Scotts Miracle-Gro Co.	37	2,441
Sensient Technologies Corp.	33	3,251
		153,077
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	26	1,228
Brady Corp. Class A	19	1,291
HNI Corp.	22	1,082
RB Global, Inc.	80	8,495
Waste Management, Inc.	157	35,925
		48,021
COMMUNICATIONS EQUIPMENT — 5.8%
Cisco Systems, Inc.	8,122	563,504
Juniper Networks, Inc.	623	24,877
		588,381
CONSUMER FINANCE — 0.1%
Ally Financial, Inc.	313	12,191
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
Dollar General Corp.	89	10,180
Target Corp.	228	22,492
		32,672
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,234	11,340
Avery Dennison Corp.	70	12,283
Packaging Corp. of America	80	15,076
Sealed Air Corp.	132	4,096
Sonoco Products Co.	86	3,746
		46,541
DISTRIBUTORS — 0.2%
Genuine Parts Co.	134	16,256
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	116	6,367
Strategic Education, Inc.	24	2,043
		8,410
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.3%
Cogent Communications Holdings, Inc.	188	9,064
Verizon Communications, Inc.	16,886	730,657
		739,721
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	30	1,922
American Electric Power Co., Inc.	276	28,638
Duke Energy Corp.	395	46,610
Security Description	Shares	Value
Edison International	199	$10,268
Evergy, Inc.	118	8,134
Eversource Energy	199	12,660
Exelon Corp.	502	21,797
FirstEnergy Corp.	247	9,944
OGE Energy Corp.	104	4,616
Pinnacle West Capital Corp.	58	5,189
Portland General Electric Co.	57	2,316
		152,094
ELECTRICAL EQUIPMENT — 0.5%
Emerson Electric Co.	260	34,666
Rockwell Automation, Inc.	52	17,273
		51,939
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Avnet, Inc.	153	8,121
CDW Corp.	254	45,362
Corning, Inc.	1,510	79,411
TE Connectivity PLC	570	96,142
Vishay Intertechnology, Inc.	280	4,446
		233,482
FINANCIAL SERVICES — 0.2%
HA Sustainable Infrastructure Capital, Inc. (b)	142	3,814
Radian Group, Inc.	152	5,475
Voya Financial, Inc.	114	8,094
Western Union Co.	354	2,981
		20,364
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	210	11,084
Bunge Global SA	56	4,496
Campbell's Co.	91	2,789
Conagra Brands, Inc.	221	4,524
Flowers Foods, Inc.	90	1,438
General Mills, Inc.	253	13,108
Hershey Co.	67	11,119
Hormel Foods Corp.	128	3,872
J.M. Smucker Co.	47	4,615
Mondelez International, Inc. Class A	573	38,643
Tyson Foods, Inc. Class A	129	7,216
		102,904
GAS UTILITIES — 0.1%
New Jersey Resources Corp.	51	2,286
ONE Gas, Inc.	28	2,012
Spire, Inc.	30	2,190
UGI Corp.	110	4,006
		10,494
GROUND TRANSPORTATION — 1.2%
CSX Corp.	875	28,551
Norfolk Southern Corp.	103	26,365
Ryder System, Inc.	19	3,021

See accompanying notes to financial statements.
63

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Union Pacific Corp.	276	$63,502
Werner Enterprises, Inc.	27	739
		122,178
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	641	87,182
Becton Dickinson & Co.	118	20,326
Dentsply Sirona, Inc.	81	1,286
Medtronic PLC	498	43,411
		152,205
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Cardinal Health, Inc.	90	15,120
Cigna Group	97	32,066
CVS Health Corp.	471	32,490
Elevance Health, Inc.	85	33,062
Quest Diagnostics, Inc.	39	7,005
UnitedHealth Group, Inc.	407	126,972
		246,715
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	194	14,090
CareTrust REIT, Inc.	197	6,028
Omega Healthcare Investors, Inc. REIT	295	10,812
		30,930
HOTELS, RESTAURANTS & LEISURE — 3.5%
McDonald's Corp.	659	192,540
Starbucks Corp.	1,261	115,545
Yum! Brands, Inc.	282	41,787
		349,872
HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp.	60	6,085
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	32	645
Kimberly-Clark Corp.	155	19,983
		20,628
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	443	4,660
INDUSTRIAL CONGLOMERATES — 0.7%
Honeywell International, Inc.	297	69,165
INDUSTRIAL REITs — 0.2%
Rexford Industrial Realty, Inc. REIT	282	10,031
STAG Industrial, Inc. REIT	215	7,800
		17,831
INSURANCE — 1.6%
American Financial Group, Inc.	74	9,340
Security Description	Shares	Value
Fidelity National Financial, Inc.	273	$15,304
First American Financial Corp.	113	6,937
Lincoln National Corp.	198	6,851
MetLife, Inc.	627	50,423
Old Republic International Corp.	241	9,264
Principal Financial Group, Inc.	240	19,063
Prudential Financial, Inc.	390	41,902
		159,084
IT SERVICES — 9.5%
Accenture PLC Class A	1,245	372,118
Cognizant Technology Solutions Corp. Class A	979	76,392
International Business Machines Corp.	1,722	507,611
		956,121
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	73	4,033
Polaris, Inc. (b)	59	2,398
		6,431
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	143	10,556
MACHINERY — 2.7%
Albany International Corp. Class A	14	982
Caterpillar, Inc.	227	88,124
Cummins, Inc.	65	21,287
Deere & Co.	111	56,442
Donaldson Co., Inc.	53	3,676
Flowserve Corp.	65	3,403
Graco, Inc.	76	6,534
Hillenbrand, Inc.	34	682
IDEX Corp.	35	6,145
Illinois Tool Works, Inc.	119	29,423
Kennametal, Inc.	37	850
Lincoln Electric Holdings, Inc.	25	5,183
Nordson Corp.	25	5,359
Oshkosh Corp.	31	3,520
PACCAR, Inc.	244	23,195
Snap-on, Inc.	25	7,779
Stanley Black & Decker, Inc.	85	5,759
Timken Co.	31	2,249
Toro Co.	46	3,251
Trinity Industries, Inc.	39	1,053
		274,896
MEDIA — 0.6%
Interpublic Group of Cos., Inc.	1,592	38,972
Nexstar Media Group, Inc.	132	22,830
		61,802
METALS & MINING — 0.3%
Nucor Corp.	212	27,462

See accompanying notes to financial statements.
64

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Starwood Property Trust, Inc. REIT (b)	336	$6,744
MULTI-UTILITIES — 0.5%
Avista Corp.	40	1,518
Black Hills Corp.	36	2,020
Consolidated Edison, Inc.	173	17,361
DTE Energy Co.	107	14,173
Northwestern Energy Group, Inc.	31	1,590
WEC Energy Group, Inc.	161	16,776
		53,438
OFFICE REITs — 0.2%
BXP, Inc. REIT	157	10,593
Cousins Properties, Inc. REIT	189	5,676
Highwoods Properties, Inc. REIT	118	3,668
Kilroy Realty Corp. REIT (b)	112	3,843
		23,780
OIL, GAS & CONSUMABLE FUELS — 3.5%
Chevron Corp.	591	84,625
Coterra Energy, Inc.	242	6,142
EOG Resources, Inc.	187	22,367
Exxon Mobil Corp.	1,393	150,165
Kinder Morgan, Inc.	599	17,611
ONEOK, Inc.	210	17,142
Phillips 66 Co.	143	17,060
Valero Energy Corp.	105	14,114
Williams Cos., Inc.	360	22,612
		351,838
PERSONAL CARE PRODUCTS — 0.2%
Kenvue, Inc.	881	18,439
PHARMACEUTICALS — 3.2%
Bristol-Myers Squibb Co.	923	42,726
Johnson & Johnson	930	142,057
Merck & Co., Inc.	1,043	82,564
Perrigo Co. PLC	56	1,496
Pfizer, Inc.	2,320	56,237
		325,080
PROFESSIONAL SERVICES — 1.0%
Automatic Data Processing, Inc.	180	55,512
Broadridge Financial Solutions, Inc.	51	12,394
Genpact Ltd.	72	3,169
Insperity, Inc.	17	1,022
Korn Ferry	24	1,760
Maximus, Inc.	24	1,685
Paychex, Inc.	147	21,383
Robert Half, Inc.	50	2,052
Science Applications International Corp.	19	2,140
		101,117
Security Description	Shares	Value
RETAIL REITs — 0.7%
Agree Realty Corp. REIT	112	$8,183
NNN REIT, Inc.	203	8,766
Realty Income Corp. REIT	914	52,655
		69,604
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.0%
Analog Devices, Inc.	1,005	239,210
Microchip Technology, Inc.	1,142	80,363
Power Integrations, Inc.	112	6,261
QUALCOMM, Inc.	2,224	354,194
Skyworks Solutions, Inc.	326	24,293
Texas Instruments, Inc.	1,977	410,465
		1,114,786
SOFTWARE — 0.4%
Dolby Laboratories, Inc. Class A	122	9,059
Gen Digital, Inc.	1,077	31,664
		40,723
SPECIALIZED REITs — 1.1%
CubeSmart REIT	255	10,838
Extra Space Storage, Inc. REIT	233	34,354
Four Corners Property Trust, Inc. REIT	106	2,852
National Storage Affiliates Trust REIT	79	2,527
PotlatchDeltic Corp. REIT	87	3,338
Public Storage REIT	167	49,001
Rayonier, Inc. REIT	165	3,660
		106,570
SPECIALTY RETAIL — 5.0%
Best Buy Co., Inc.	211	14,164
Dick's Sporting Goods, Inc.	59	11,671
Home Depot, Inc.	957	350,875
Lowe's Cos., Inc.	567	125,800
		502,510
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Hewlett Packard Enterprise Co.	2,427	49,632
HP, Inc.	1,938	47,403
NetApp, Inc.	387	41,235
Seagate Technology Holdings PLC	423	61,052
		199,322
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
NIKE, Inc. Class B	1,224	86,953
TOBACCO — 1.6%
Altria Group, Inc.	764	44,793
Philip Morris International, Inc.	646	117,656
		162,449

See accompanying notes to financial statements.
65

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	48	$2,807
Fastenal Co.	472	19,824
GATX Corp.	17	2,611
MSC Industrial Direct Co., Inc. Class A	19	1,615
Watsco, Inc.	17	7,508
		34,365
WATER UTILITIES — 0.0% *
Essential Utilities, Inc.	123	4,568
TOTAL COMMON STOCKS (Cost $9,507,914)		10,071,067

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	9,991	9,991
State Street Navigator Securities Lending Portfolio II (a) (e)	16,599	16,599
TOTAL SHORT-TERM INVESTMENTS (Cost $26,590)		26,590
TOTAL INVESTMENTS — 100.1% (Cost $9,534,504)		10,097,657
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(5,554)
NET ASSETS — 100.0%		$10,092,103

(a)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,071,067	$—	$—	$10,071,067
Short-Term Investments	26,590	—	—	26,590
TOTAL INVESTMENTS	$10,097,657	$—	$—	$10,097,657
See accompanying notes to financial statements.
66

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	206	$15,244	$22,513	$13,933	$1,855	$6,436	302	$32,115	$696
State Street Institutional Liquid Reserves Fund, Premier Class	10,652	10,656	24,020	34,676	1	(1)	—	—	143
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	418,969	408,978	—	—	9,991	9,991	707
State Street Navigator Securities Lending Portfolio II	—	—	374,701	358,102	—	—	16,599	16,599	21
Total		$25,900	$840,203	$815,689	$1,856	$6,435		$58,705	$1,567
See accompanying notes to financial statements.
67

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	528,415	$36,349,668
AeroVironment, Inc. (a) (b)	613,417	174,793,174
Archer Aviation, Inc. Class A (a)	9,552,633	103,646,068
Astronics Corp. (a) (b)	846,397	28,337,372
ATI, Inc. (a)	1,385,806	119,650,490
Axon Enterprise, Inc. (a)	149,364	123,664,430
Boeing Co. (a)	543,252	113,827,592
BWX Technologies, Inc.	856,075	123,326,165
Byrna Technologies, Inc. (a) (b)	617,697	19,074,483
Cadre Holdings, Inc. (b)	647,170	20,612,365
Curtiss-Wright Corp.	246,460	120,408,033
Ducommun, Inc. (a)	142,592	11,782,377
General Dynamics Corp.	421,479	122,928,565
General Electric Co.	473,510	121,876,739
HEICO Corp.	384,712	126,185,536
Hexcel Corp. (b)	2,062,734	116,523,844
Howmet Aerospace, Inc.	680,891	126,734,242
Huntington Ingalls Industries, Inc.	514,063	124,125,652
Intuitive Machines, Inc. (a) (b)	3,972,965	43,186,130
Karman Holdings, Inc. (a) (b)	801,449	40,368,986
Kratos Defense & Security Solutions, Inc. (a) (b)	2,877,614	133,665,170
L3Harris Technologies, Inc.	471,297	118,220,139
Leonardo DRS, Inc.	1,881,147	87,435,713
Loar Holdings, Inc. (a)	1,077,119	92,815,344
Lockheed Martin Corp.	254,608	117,919,149
Mercury Systems, Inc. (a) (b)	1,156,605	62,294,745
Moog, Inc. Class A	364,454	65,955,240
National Presto Industries, Inc. (b)	73,040	7,154,998
Northrop Grumman Corp.	238,002	118,996,240
Redwire Corp. (a) (b)	926,001	15,093,816
Rocket Lab Corp. (a) (b)	4,249,104	151,990,450
RTX Corp.	819,795	119,706,466
Spirit AeroSystems Holdings, Inc. Class A (a)	2,778,069	105,983,332
Security Description	Shares	Value
StandardAero, Inc. (a) (b)	3,781,900	$119,697,135
Textron, Inc.	1,513,744	121,538,506
TransDigm Group, Inc.	81,319	123,656,924
Triumph Group, Inc. (a)	2,828,912	72,844,484
V2X, Inc. (a)	550,918	26,747,069
Woodward, Inc.	498,846	122,262,166
TOTAL COMMON STOCKS (Cost $2,847,672,391)		3,601,378,997
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	3,021,423	3,021,423
State Street Navigator Securities Lending Portfolio II (e) (f)	195,032,392	195,032,392
TOTAL SHORT-TERM INVESTMENTS (Cost $198,053,815)		198,053,815
TOTAL INVESTMENTS — 105.4% (Cost $3,045,726,206)		3,799,432,812
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(195,817,062)
NET ASSETS — 100.0%		$3,603,615,750

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,601,378,997	$—	$—	$3,601,378,997
Short-Term Investments	198,053,815	—	—	198,053,815
TOTAL INVESTMENTS	$3,799,432,812	$—	$—	$3,799,432,812
See accompanying notes to financial statements.
68

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,708,743	$2,709,555	$15,124,723	$17,834,278	$212	$(212)	—	$—	$46,493
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	69,224,614	66,203,191	—	—	3,021,423	3,021,423	121,856
State Street Navigator Securities Lending Portfolio II	160,660,356	160,660,356	1,533,605,437	1,499,233,401	—	—	195,032,392	195,032,392	1,098,260
Total		$163,369,911	$1,617,954,774	$1,583,270,870	$212	$(212)		$198,053,815	$1,266,609
See accompanying notes to financial statements.
69

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BANKS — 83.5%
Ameris Bancorp	245,066	$15,855,770
Associated Banc-Corp.	645,946	15,754,623
Atlantic Union Bankshares Corp.	483,346	15,119,063
Axos Financial, Inc. (a)	212,481	16,157,055
Banc of California, Inc. (b)	1,087,263	15,276,045
BancFirst Corp.	92,287	11,408,519
Bancorp, Inc. (a)	285,526	16,266,416
Bank of America Corp.	342,979	16,229,766
Bank of Hawaii Corp. (b)	228,116	15,404,673
Bank OZK	335,520	15,789,571
BankUnited, Inc.	439,829	15,653,514
Banner Corp.	227,395	14,587,389
BOK Financial Corp.	160,411	15,660,926
Cadence Bank (b)	493,453	15,780,627
Cathay General Bancorp (b)	342,596	15,598,396
Citigroup, Inc.	195,736	16,661,048
Citizens Financial Group, Inc.	370,558	16,582,470
Columbia Banking System, Inc. (b)	648,410	15,159,826
Comerica, Inc. (b)	264,734	15,791,383
Commerce Bancshares, Inc.	246,605	15,331,433
Community Financial System, Inc.	230,720	13,121,046
Cullen/Frost Bankers, Inc.	120,053	15,431,613
CVB Financial Corp.	727,344	14,394,138
East West Bancorp, Inc. (b)	163,546	16,514,875
Eastern Bankshares, Inc.	1,006,647	15,371,500
Fifth Third Bancorp	391,954	16,121,068
First BanCorp	755,732	15,741,898
First Citizens BancShares, Inc. Class A (b)	8,193	16,029,359
First Financial Bancorp	410,882	9,967,997
First Financial Bankshares, Inc.	416,100	14,971,278
First Hawaiian, Inc.	634,991	15,849,375
First Horizon Corp.	768,602	16,294,362
First Interstate BancSystem, Inc. Class A	552,844	15,932,964
First Merchants Corp.	276,619	10,594,508
Flagstar Financial, Inc. (b)	1,328,257	14,079,524
FNB Corp. (b)	1,091,126	15,908,617
Fulton Financial Corp.	873,155	15,751,716
Glacier Bancorp, Inc. (b)	357,185	15,387,530
Hancock Whitney Corp.	279,381	16,036,469
Hilltop Holdings, Inc.	355,110	10,777,589
Home BancShares, Inc.	540,001	15,368,428
Huntington Bancshares, Inc.	953,462	15,980,023
Independent Bank Corp.	235,299	14,796,778
International Bancshares Corp.	237,265	15,792,358
JPMorgan Chase & Co.	57,208	16,585,171
KeyCorp	945,244	16,466,150
Lakeland Financial Corp.	175,433	10,780,358
M&T Bank Corp.	83,141	16,128,523
NBT Bancorp, Inc.	268,045	11,137,270
OFG Bancorp	326,792	13,986,698
Security Description	Shares	Value
Old National Bancorp (b)	724,675	$15,464,565
Pacific Premier Bancorp, Inc.	714,873	15,076,672
Park National Corp.	53,447	8,939,545
Pathward Financial, Inc. (b)	199,307	15,769,170
Pinnacle Financial Partners, Inc.	144,222	15,923,551
PNC Financial Services Group, Inc.	86,318	16,091,402
Popular, Inc.	145,826	16,071,483
Prosperity Bancshares, Inc.	219,259	15,400,752
Provident Financial Services, Inc.	662,839	11,619,568
Regions Financial Corp.	688,251	16,187,664
Renasant Corp. (b)	424,265	15,243,841
Seacoast Banking Corp. of Florida	421,328	11,637,079
ServisFirst Bancshares, Inc. (b)	204,986	15,888,465
Simmons First National Corp. Class A	677,517	12,845,722
SouthState Corp.	172,338	15,860,266
Synovus Financial Corp.	313,280	16,212,240
Texas Capital Bancshares, Inc. (a)	200,223	15,897,706
Triumph Financial, Inc. (a) (b)	220,879	12,172,642
Truist Financial Corp.	381,057	16,381,640
Trustmark Corp.	314,088	11,451,648
U.S. Bancorp	347,082	15,705,461
UMB Financial Corp.	146,314	15,386,380
United Bankshares, Inc.	420,542	15,320,345
United Community Banks, Inc.	525,921	15,667,187
Valley National Bancorp	1,714,103	15,306,940
WaFd, Inc.	527,199	15,436,387
Webster Financial Corp.	284,620	15,540,252
Wells Fargo & Co.	204,750	16,404,570
WesBanco, Inc.	483,958	15,307,592
Western Alliance Bancorp	206,221	16,081,114
Wintrust Financial Corp.	126,817	15,722,772
WSFS Financial Corp.	288,260	15,854,300
Zions Bancorp NA	313,670	16,292,020
		1,245,528,637
CAPITAL MARKETS — 2.2%
Bank of New York Mellon Corp.	171,298	15,606,961
Northern Trust Corp.	141,471	17,937,108
		33,544,069
FINANCIAL SERVICES — 14.0%
Apollo Global Management, Inc.	111,140	15,767,432
Corebridge Financial, Inc.	470,162	16,690,751
Equitable Holdings, Inc.	286,384	16,066,142
Essent Group Ltd. (b)	262,153	15,920,552
Jackson Financial, Inc. Class A	183,196	16,265,973
MGIC Investment Corp.	578,045	16,092,773
Mr. Cooper Group, Inc. (a) (b)	107,441	16,031,272
NMI Holdings, Inc. (a)	379,727	16,020,682
PennyMac Financial Services, Inc.	157,663	15,709,541
Radian Group, Inc.	451,353	16,257,735

See accompanying notes to financial statements.
70

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Rocket Cos., Inc. Class A (b)	1,120,625	$15,890,462
Voya Financial, Inc.	228,875	16,250,125
Walker & Dunlop, Inc.	216,136	15,233,265
		208,196,705
TOTAL COMMON STOCKS (Cost $1,525,972,517)		1,487,269,411
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	1,368,223	1,368,223
State Street Navigator Securities Lending Portfolio II (e) (f)	35,754,066	35,754,066
TOTAL SHORT-TERM INVESTMENTS (Cost $37,122,289)		37,122,289
TOTAL INVESTMENTS — 102.2% (Cost $1,563,094,806)		1,524,391,700
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(33,090,649)
NET ASSETS — 100.0%		$1,491,301,051

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,487,269,411	$—	$—	$1,487,269,411
Short-Term Investments	37,122,289	—	—	37,122,289
TOTAL INVESTMENTS	$1,524,391,700	$—	$—	$1,524,391,700

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	982,274	$982,568	$9,251,809	$10,234,377	$41	$(41)	—	$—	$17,054
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	89,365,615	87,997,392	—	—	1,368,223	1,368,223	84,794
State Street Navigator Securities Lending Portfolio II	29,664,528	29,664,528	1,030,161,074	1,024,071,536	—	—	35,754,066	35,754,066	435,991
Total		$30,647,096	$1,128,778,498	$1,122,303,305	$41	$(41)		$37,122,289	$537,839
See accompanying notes to financial statements.
71

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
89bio, Inc. (a)	1,493,771	$14,668,831
AbbVie, Inc.	612,897	113,765,941
ACADIA Pharmaceuticals, Inc. (a)	1,535,112	33,112,366
ADMA Biologics, Inc. (a) (b)	3,246,550	59,119,676
Agios Pharmaceuticals, Inc. (a)	603,104	20,059,239
Akebia Therapeutics, Inc. (a)	3,100,202	11,284,735
Akero Therapeutics, Inc. (a) (b)	1,136,907	60,665,358
Alkermes PLC (a)	1,968,866	56,329,256
Alnylam Pharmaceuticals, Inc. (a)	393,005	128,155,000
Altimmune, Inc. (a) (b)	1,245,375	4,819,601
Amgen, Inc.	402,176	112,291,561
Amicus Therapeutics, Inc. (a)	5,066,776	29,032,626
AnaptysBio, Inc. (a) (b)	327,522	7,270,988
Anavex Life Sciences Corp. (a) (b)	1,124,931	10,371,864
Apellis Pharmaceuticals, Inc. (a)	1,756,243	30,400,566
Apogee Therapeutics, Inc. (a) (b)	515,324	22,380,521
Arbutus Biopharma Corp. (a) (b)	1,079,938	3,337,008
Arcellx, Inc. (a) (b)	688,158	45,315,204
Arcturus Therapeutics Holdings, Inc. (a) (b)	459,603	5,979,435
Arcus Biosciences, Inc. (a) (b)	1,204,667	9,805,989
Arcutis Biotherapeutics, Inc. (a) (b)	1,884,367	26,418,825
Ardelyx, Inc. (a) (b)	4,388,945	17,204,664
ArriVent Biopharma, Inc. (a) (b)	192,280	4,185,936
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,732,665	27,376,107
ARS Pharmaceuticals, Inc. (a) (b)	986,983	17,222,853
Avidity Biosciences, Inc. (a) (b)	1,549,054	43,993,134
Beam Therapeutics, Inc. (a) (b)	1,499,620	25,508,536
BioCryst Pharmaceuticals, Inc. (a)	3,674,114	32,920,061
Biogen, Inc. (a)	882,029	110,774,022
Biohaven Ltd. (a)	1,479,561	20,876,606
BioMarin Pharmaceutical, Inc. (a)	2,053,247	112,866,988
Blueprint Medicines Corp. (a)	739,446	94,782,188
Bridgebio Pharma, Inc. (a)	2,402,413	103,736,193
Capricor Therapeutics, Inc. (a) (b)	585,323	5,812,257
CareDx, Inc. (a)	871,281	17,024,831
Catalyst Pharmaceuticals, Inc. (a)	1,168,506	25,356,580
Security Description	Shares	Value
Celldex Therapeutics, Inc. (a) (b)	873,587	$17,777,495
CG oncology, Inc. (a) (b)	979,424	25,465,024
Cogent Biosciences, Inc. (a) (b)	1,119,060	8,034,851
Crinetics Pharmaceuticals, Inc. (a) (b)	1,107,983	31,865,591
CRISPR Therapeutics AG (a) (b)	1,396,005	67,901,683
Cullinan Therapeutics, Inc. (a) (b)	478,873	3,605,914
Cytokinetics, Inc. (a) (b)	2,069,055	68,361,577
Day One Biopharmaceuticals, Inc. (a) (b)	1,204,719	7,830,674
Denali Therapeutics, Inc. (a) (b)	1,492,609	20,881,600
Dianthus Therapeutics, Inc. (a)	348,206	6,487,078
Disc Medicine, Inc. (a) (b)	384,382	20,356,871
Dynavax Technologies Corp. (a) (b)	1,986,195	19,703,054
Dyne Therapeutics, Inc. (a)	1,345,937	12,813,320
Emergent BioSolutions, Inc. (a) (b)	951,085	6,067,922
Exact Sciences Corp. (a)	2,108,348	112,037,613
Exelixis, Inc. (a)	2,832,730	124,852,575
Geron Corp. (a) (b)	10,114,715	14,261,748
Gilead Sciences, Inc.	1,073,767	119,048,547
GRAIL, Inc. (a) (b)	500,913	25,756,946
Halozyme Therapeutics, Inc. (a) (b)	2,179,366	113,370,619
Humacyte, Inc. (a) (b)	2,261,590	4,726,723
Ideaya Biosciences, Inc. (a) (b)	1,340,589	28,179,181
ImmunityBio, Inc. (a) (b)	3,082,090	8,136,718
Immunome, Inc. (a) (b)	932,724	8,674,333
Immunovant, Inc. (a) (b)	1,299,728	20,795,648
Incyte Corp. (a)	1,704,632	116,085,439
Insmed, Inc. (a)	1,197,672	120,533,710
Intellia Therapeutics, Inc. (a) (b)	1,572,390	14,749,018
Ionis Pharmaceuticals, Inc. (a) (b)	1,767,400	69,829,974
Iovance Biotherapeutics, Inc. (a) (b)	3,570,224	6,140,785
Janux Therapeutics, Inc. (a)	572,950	13,235,145
KalVista Pharmaceuticals, Inc. (a) (b)	572,592	6,473,153
Keros Therapeutics, Inc. (a) (b)	662,859	8,849,168
Krystal Biotech, Inc. (a) (b)	423,163	58,167,986
Kura Oncology, Inc. (a)	1,283,233	7,404,254
Kymera Therapeutics, Inc. (a) (b)	490,005	21,383,818
Madrigal Pharmaceuticals, Inc. (a)	299,498	90,640,075
MannKind Corp. (a)	2,872,576	10,743,434
Metsera, Inc. (a) (b)	235,533	6,700,914
MiMedx Group, Inc. (a)	768,865	4,697,765

See accompanying notes to financial statements.
72

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Mineralys Therapeutics, Inc. (a)	700,433	$9,476,859
Mirum Pharmaceuticals, Inc. (a)	454,076	23,107,928
Moderna, Inc. (a) (b)	4,229,190	116,683,352
Myriad Genetics, Inc. (a)	1,378,739	7,321,104
Natera, Inc. (a)	703,802	118,900,310
Neurocrine Biosciences, Inc. (a)	945,107	118,790,499
Novavax, Inc. (a) (b)	3,101,075	19,536,773
Nurix Therapeutics, Inc. (a) (b)	924,455	10,529,542
Nuvalent, Inc. Class A (a) (b)	590,719	45,071,860
ORIC Pharmaceuticals, Inc. (a) (b)	520,608	5,284,171
Praxis Precision Medicines, Inc. (a) (b)	302,808	12,733,076
Protagonist Therapeutics, Inc. (a) (b)	983,302	54,347,102
PTC Therapeutics, Inc. (a)	1,191,928	58,213,764
Recursion Pharmaceuticals, Inc. Class A (a) (b)	4,348,044	22,001,103
Regeneron Pharmaceuticals, Inc.	226,329	118,822,725
REGENXBIO, Inc. (a) (b)	740,527	6,079,727
Relay Therapeutics, Inc. (a) (b)	2,221,362	7,685,913
Replimune Group, Inc. (a) (b)	970,997	9,020,562
Revolution Medicines, Inc. (a) (b)	1,867,641	68,710,512
Rhythm Pharmaceuticals, Inc. (a)	630,071	39,814,187
Rigel Pharmaceuticals, Inc. (a) (b)	223,448	4,185,181
Roivant Sciences Ltd. (a) (b)	7,213,584	81,297,092
Sarepta Therapeutics, Inc. (a) (b)	1,807,449	30,907,378
Scholar Rock Holding Corp. (a)	1,219,104	43,180,664
Soleno Therapeutics, Inc. (a)	578,678	48,481,643
SpringWorks Therapeutics, Inc. (a)	1,391,850	65,403,032
Spyre Therapeutics, Inc. (a) (b)	622,170	9,313,885
Stoke Therapeutics, Inc. (a) (b)	628,158	7,129,593
Summit Therapeutics, Inc. (a) (b)	2,427,653	51,660,456
Syndax Pharmaceuticals, Inc. (a) (b)	1,538,777	14,410,647
Taysha Gene Therapies, Inc. (a) (b)	1,449,032	3,347,264
TG Therapeutics, Inc. (a) (b)	2,297,839	82,699,226
Travere Therapeutics, Inc. (a) (b)	1,512,043	22,378,236
Twist Bioscience Corp. (a) (b)	923,509	33,975,896
Ultragenyx Pharmaceutical, Inc. (a)	990,009	35,996,727
uniQure NV (a) (b)	839,853	11,707,551
Security Description	Shares	Value
United Therapeutics Corp. (a)	424,501	$121,980,362
Vaxcyte, Inc. (a) (b)	2,012,182	65,416,037
Vera Therapeutics, Inc. (a) (b)	879,846	20,729,172
Veracyte, Inc. (a) (b)	1,328,495	35,909,220
Verastem, Inc. (a) (b)	1,280,083	5,312,344
Vericel Corp. (a) (b)	579,552	24,659,938
Vertex Pharmaceuticals, Inc. (a)	259,378	115,475,086
Verve Therapeutics, Inc. (a) (b)	918,435	10,314,025
Viking Therapeutics, Inc. (a) (b)	1,922,640	50,949,960
Vir Biotechnology, Inc. (a) (b)	1,611,770	8,123,321
Viridian Therapeutics, Inc. (a) (b)	932,771	13,040,139
Xencor, Inc. (a)	1,106,070	8,693,710
		4,815,662,343
HEALTH CARE EQUIPMENT — 0.0%
OmniAb, Inc. (a) (b) (c)	323,918	$—
TOTAL COMMON STOCKS (Cost $6,317,938,436)		4,815,662,343
RIGHTS — 0.0% *
BIOTECHNOLOGY — 0.0% *
Inhibrx, Inc. (expiring 12/31/49) (a) (b)	1,645,973	1,069,883
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (b)	1,369,552	958,686
TOTAL RIGHTS (Cost $2,028,569)		2,028,569
SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	5,090,570	5,090,570
State Street Navigator Securities Lending Portfolio II (f) (g)	298,148,176	298,148,176
TOTAL SHORT-TERM INVESTMENTS (Cost $303,238,746)		303,238,746
TOTAL INVESTMENTS — 106.2% (Cost $6,623,205,751)		5,120,929,658
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(298,767,440)
NET ASSETS — 100.0%		$4,822,162,218

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.

See accompanying notes to financial statements.
73

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,815,662,343	$—	$0(a)	$4,815,662,343
Rights	—	2,028,569	—	2,028,569
Short-Term Investments	303,238,746	—	—	303,238,746
TOTAL INVESTMENTS	$5,118,901,089	$2,028,569	$0	$5,120,929,658
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,275,805	$3,276,788	$105,731,498	$109,008,286	$168	$(168)	—	$—	$104,246
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	93,743,172	88,652,602	—	—	5,090,570	5,090,570	173,905
State Street Navigator Securities Lending Portfolio II	531,386,578	531,386,578	3,507,074,385	3,740,312,787	—	—	298,148,176	298,148,176	4,710,569
Total		$534,663,366	$3,706,549,055	$3,937,973,675	$168	$(168)		$303,238,746	$4,988,720
See accompanying notes to financial statements.
74

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.9%
General Dynamics Corp.	653,953	$190,731,932
L3Harris Technologies, Inc.	836,901	209,928,247
Lockheed Martin Corp.	503,157	233,032,133
Northrop Grumman Corp.	268,823	134,406,123
		768,098,435
AIR FREIGHT & LOGISTICS — 1.2%
CH Robinson Worldwide, Inc.	1,477,986	141,812,757
Expeditors International of Washington, Inc.	894,988	102,252,379
		244,065,136
BANKS — 2.6%
BancFirst Corp. (a)	203,102	25,107,469
Bank OZK	1,204,236	56,671,346
Commerce Bancshares, Inc.	1,386,158	86,177,443
Community Financial System, Inc.	597,408	33,974,593
Cullen/Frost Bankers, Inc. (a)	771,885	99,218,098
Prosperity Bancshares, Inc.	1,113,655	78,223,127
UMB Financial Corp.	795,050	83,607,458
United Bankshares, Inc. (a)	1,582,029	57,633,317
		520,612,851
BEVERAGES — 2.7%
Brown-Forman Corp. Class B	1,969,373	52,995,827
Coca-Cola Co.	3,067,473	217,023,715
PepsiCo, Inc.	2,005,795	264,845,172
		534,864,714
BIOTECHNOLOGY — 1.3%
AbbVie, Inc.	1,395,959	259,117,910
BUILDING PRODUCTS — 0.9%
A.O. Smith Corp.	1,332,573	87,376,811
Carlisle Cos., Inc. (a)	257,762	96,248,331
		183,625,142
CAPITAL MARKETS — 2.9%
FactSet Research Systems, Inc.	169,768	75,933,831
Franklin Resources, Inc. (a)	3,574,873	85,260,721
S&P Global, Inc.	126,900	66,913,101
SEI Investments Co.	1,129,389	101,486,896
T. Rowe Price Group, Inc.	2,600,258	250,924,897
		580,519,446
CHEMICALS — 5.2%
Air Products & Chemicals, Inc.	723,961	204,200,440
Albemarle Corp. (a)	1,676,681	105,077,598
Ecolab, Inc.	340,182	91,658,638
Hawkins, Inc. (a)	181,631	25,809,765
HB Fuller Co.	622,823	37,462,803
Linde PLC	226,971	106,490,254
PPG Industries, Inc.	1,928,294	219,343,443
RPM International, Inc.	1,341,118	147,308,401
Sherwin-Williams Co.	215,645	74,043,867
Security Description	Shares	Value
Westlake Corp. (a)	398,896	$30,288,173
		1,041,683,382
COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	670,602	31,659,120
Brady Corp. Class A	503,886	34,249,131
Cintas Corp.	288,490	64,295,766
MSA Safety, Inc. (a)	424,612	71,135,248
RB Global, Inc. (a)	929,314	98,683,854
Republic Services, Inc.	313,283	77,258,721
Waste Management, Inc.	492,208	112,627,035
		489,908,875
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.8%
Casey's General Stores, Inc.	79,916	40,778,737
Costco Wholesale Corp.	39,627	39,228,353
Sysco Corp.	2,944,168	222,991,285
Target Corp.	3,677,428	362,778,272
Walmart, Inc.	890,135	87,037,400
		752,814,047
CONTAINERS & PACKAGING — 1.7%
Amcor PLC	16,224,789	149,105,811
AptarGroup, Inc.	646,844	101,185,807
Silgan Holdings, Inc.	899,846	48,753,656
Sonoco Products Co.	1,127,957	49,133,807
		348,179,081
DISTRIBUTORS — 1.0%
Genuine Parts Co.	1,571,404	190,627,019
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
Verizon Communications, Inc.	11,044,979	477,916,241
ELECTRIC UTILITIES — 8.2%
Alliant Energy Corp.	2,971,067	179,660,421
Edison International	4,321,015	222,964,374
Evergy, Inc.	2,564,977	176,803,865
Eversource Energy	4,330,314	275,494,577
MGE Energy, Inc.	407,367	36,027,537
NextEra Energy, Inc.	3,750,988	260,393,587
Southern Co.	2,713,194	249,152,605
Xcel Energy, Inc.	3,553,465	241,990,967
		1,642,487,933
ELECTRICAL EQUIPMENT — 1.0%
Emerson Electric Co.	1,503,115	200,410,323
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc. (a)	268,166	65,687,262
FINANCIAL SERVICES — 0.5%
Jack Henry & Associates, Inc.	579,027	104,323,295
FOOD PRODUCTS — 3.8%
Archer-Daniels-Midland Co.	5,260,043	277,625,069
Flowers Foods, Inc. (a)	2,242,762	35,839,337
Hormel Foods Corp.	3,219,340	97,385,035
J&J Snack Foods Corp. (a)	166,382	18,869,383
J.M. Smucker Co.	1,180,446	115,919,797

See accompanying notes to financial statements.
75

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Lancaster Colony Corp.	194,351	$33,578,022
McCormick & Co., Inc.	2,253,623	170,869,696
		750,086,339
GAS UTILITIES — 2.6%
Atmos Energy Corp. (a)	1,113,601	171,617,050
Chesapeake Utilities Corp.	242,821	29,191,941
National Fuel Gas Co.	1,016,061	86,070,527
New Jersey Resources Corp.	1,099,270	49,269,281
ONE Gas, Inc. (a)	600,401	43,144,816
Spire, Inc.	648,943	47,366,350
UGI Corp. (a)	2,389,758	87,034,986
		513,694,951
GROUND TRANSPORTATION — 1.7%
CSX Corp.	5,055,400	164,957,702
JB Hunt Transport Services, Inc.	720,373	103,445,563
Ryder System, Inc.	492,763	78,349,317
		346,752,582
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	1,081,694	147,121,201
Becton Dickinson & Co.	708,565	122,050,321
Medtronic PLC	2,936,990	256,017,418
		525,188,940
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cardinal Health, Inc.	862,044	144,823,392
Cencora, Inc.	219,360	65,775,096
		210,598,488
HOTELS, RESTAURANTS & LEISURE — 0.8%
McDonald's Corp.	561,805	164,142,567
HOUSEHOLD PRODUCTS — 4.4%
Church & Dwight Co., Inc.	828,497	79,626,847
Clorox Co.	1,436,609	172,493,643
Colgate-Palmolive Co.	1,866,368	169,652,851
Kimberly-Clark Corp.	2,097,024	270,348,334
Procter & Gamble Co.	1,125,281	179,279,769
		871,401,444
INSURANCE — 4.8%
Aflac, Inc.	1,519,082	160,202,388
Assurant, Inc.	620,262	122,495,542
Brown & Brown, Inc.	322,098	35,711,005
Chubb Ltd.	334,467	96,901,779
Cincinnati Financial Corp.	1,387,325	206,600,439
Erie Indemnity Co. Class A	249,828	86,637,852
Old Republic International Corp.	2,654,667	102,045,400
RenaissanceRe Holdings Ltd.	219,363	53,283,273
RLI Corp.	755,235	54,543,072
W.R. Berkley Corp.	498,294	36,609,660
		955,030,410
IT SERVICES — 1.3%
International Business Machines Corp.	863,824	254,638,039
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Polaris, Inc. (a)	694,832	$28,244,921
LIFE SCIENCES TOOLS & SERVICES — 0.2%
West Pharmaceutical Services, Inc.	135,744	29,700,787
MACHINERY — 6.7%
Caterpillar, Inc.	456,434	177,192,243
Donaldson Co., Inc.	1,382,131	95,850,785
Dover Corp.	556,417	101,952,287
Franklin Electric Co., Inc.	462,396	41,495,417
Graco, Inc.	1,316,696	113,196,355
Illinois Tool Works, Inc.	806,862	199,496,629
Lincoln Electric Holdings, Inc.	649,661	134,687,719
Nordson Corp.	652,481	139,872,352
Pentair PLC	1,028,382	105,573,696
Stanley Black & Decker, Inc.	2,207,907	149,585,699
Toro Co.	1,200,045	84,819,181
		1,343,722,363
METALS & MINING — 1.3%
Nucor Corp.	1,289,349	167,022,269
Royal Gold, Inc.	481,264	85,587,990
		252,610,259
MULTI-UTILITIES — 2.7%
Avista Corp.	879,953	33,394,216
Black Hills Corp.	789,439	44,287,528
Consolidated Edison, Inc.	2,156,854	216,440,299
WEC Energy Group, Inc.	2,377,618	247,747,796
		541,869,839
OIL, GAS & CONSUMABLE FUELS — 3.2%
Chevron Corp.	2,361,468	338,138,603
Exxon Mobil Corp.	2,448,019	263,896,448
Texas Pacific Land Corp.	28,606	30,219,092
		632,254,143
PERSONAL CARE PRODUCTS — 1.2%
Kenvue, Inc.	11,767,041	246,284,168
PHARMACEUTICALS — 1.4%
Johnson & Johnson	1,519,511	232,105,305
Perrigo Co. PLC (a)	1,703,586	45,519,818
		277,625,123
PROFESSIONAL SERVICES — 1.1%
Automatic Data Processing, Inc.	542,186	167,210,162
Robert Half, Inc.	1,299,595	53,348,375
		220,558,537
RESIDENTIAL REITs — 1.8%
Equity LifeStyle Properties, Inc. REIT	2,236,304	137,912,868
Essex Property Trust, Inc. REIT	783,319	221,992,604
		359,905,472
RETAIL REITs — 3.1%
Federal Realty Investment Trust REIT	877,834	83,385,452

See accompanying notes to financial statements.
76

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
NNN REIT, Inc.	2,143,221	$92,544,283
Realty Income Corp. REIT	7,552,974	435,126,832
		611,056,567
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.1%
Analog Devices, Inc.	846,491	201,481,788
Microchip Technology, Inc.	6,841,032	481,403,422
QUALCOMM, Inc.	1,243,925	198,107,495
Texas Instruments, Inc.	1,570,652	326,098,768
		1,207,091,473
SOFTWARE — 0.7%
Microsoft Corp.	186,459	92,746,571
Roper Technologies, Inc.	80,138	45,425,424
		138,171,995
SPECIALTY RETAIL — 1.6%
Best Buy Co., Inc.	2,485,879	166,877,057
Lowe's Cos., Inc.	715,017	158,640,822
		325,517,879
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
NIKE, Inc. Class B	3,466,901	246,288,647
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	4,468,307	187,668,894
WW Grainger, Inc.	66,065	68,723,456
		256,392,350
WATER UTILITIES — 0.8%
American States Water Co.	408,957	31,350,643
California Water Service Group	628,927	28,603,600
Essential Utilities, Inc.	2,688,870	99,864,632
		159,818,875
TOTAL COMMON STOCKS (Cost $18,387,542,539)		19,873,588,250
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b) (c)	34,848,156	$34,848,156
State Street Navigator Securities Lending Portfolio II (d) (e)	73,610,791	73,610,791
TOTAL SHORT-TERM INVESTMENTS (Cost $108,458,947)		108,458,947
TOTAL INVESTMENTS — 100.2% (Cost $18,496,001,486)		19,982,047,197
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(45,377,605)
NET ASSETS — 100.0%		$19,936,669,592
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	129	09/19/2025	$39,180,157	$40,336,688	$1,156,531

During the year ended June 30, 2025, the average notional value related to futures contracts was $46,283,253.
See accompanying notes to financial statements.
77

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,873,588,250	$—	$—	$19,873,588,250
Short-Term Investments	108,458,947	—	—	108,458,947
TOTAL INVESTMENTS	$19,982,047,197	$—	$—	$19,982,047,197
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,156,531	$—	$—	$1,156,531
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,156,531	$—	$—	$1,156,531

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,158,892	$33,168,840	$112,450,558	$145,619,398	$21	$(21)	—	$—	$506,230
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	876,664,507	841,816,351	—	—	34,848,156	34,848,156	1,544,590
State Street Navigator Securities Lending Portfolio II	104,487,153	104,487,153	2,719,952,166	2,750,828,528	—	—	73,610,791	73,610,791	323,208
Total		$137,655,993	$3,709,067,231	$3,738,264,277	$21	$(21)		$108,458,947	$2,374,028
See accompanying notes to financial statements.
78

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 33.7%
Advanced Drainage Systems, Inc. (a)	378,707	$43,498,286
Allegion PLC	321,464	46,329,392
Builders FirstSource, Inc. (b)	387,742	45,245,614
Carlisle Cos., Inc.	120,184	44,876,706
Carrier Global Corp.	611,783	44,776,398
Johnson Controls International PLC	429,534	45,367,381
Lennox International, Inc.	80,451	46,117,731
Masco Corp.	694,315	44,686,113
Owens Corning	321,963	44,276,352
Trane Technologies PLC	104,801	45,841,005
		451,014,978
HOME FURNISHINGS — 3.4%
Somnigroup International, Inc. (a)	680,991	46,341,438
HOME IMPROVEMENT RETAIL — 10.0%
Floor & Decor Holdings, Inc. Class A (a) (b)	591,172	44,905,425
Home Depot, Inc.	122,959	45,081,688
Lowe's Cos., Inc.	200,089	44,393,746
		134,380,859
HOMEBUILDING — 49.3%
Beazer Homes USA, Inc. (a) (b)	338,924	7,581,730
Cavco Industries, Inc. (b)	73,721	32,026,614
Century Communities, Inc.	376,916	21,227,909
Champion Homes, Inc. (b)	579,285	36,269,034
DR Horton, Inc.	355,266	45,800,893
Dream Finders Homes, Inc. Class A (a) (b)	376,913	9,471,824
Green Brick Partners, Inc. (b)	274,416	17,255,278
Hovnanian Enterprises, Inc. Class A (b)	62,997	6,586,336
Installed Building Products, Inc. (a)	259,607	46,812,334
KB Home	830,036	43,967,007
Lennar Corp. Class A	397,653	43,984,398
LGI Homes, Inc. (a) (b)	289,679	14,924,262
M/I Homes, Inc. (b)	233,640	26,195,717
Meritage Homes Corp.	675,112	45,212,251
Security Description	Shares	Value
NVR, Inc. (b)	6,066	$44,801,414
PulteGroup, Inc.	428,755	45,216,502
Taylor Morrison Home Corp. (b)	754,975	46,370,564
Toll Brothers, Inc.	405,389	46,267,047
TopBuild Corp. (a) (b)	145,542	47,117,767
Tri Pointe Homes, Inc. (b)	1,054,239	33,682,936
		660,771,817
HOMEFURNISHING RETAIL — 3.5%
Williams-Sonoma, Inc.	285,015	46,562,900
TOTAL COMMON STOCKS (Cost $1,634,989,999)		1,339,071,992
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	687,835	687,835
State Street Navigator Securities Lending Portfolio II (e) (f)	62,146,438	62,146,438
TOTAL SHORT-TERM INVESTMENTS (Cost $62,834,273)		62,834,273
TOTAL INVESTMENTS — 104.6% (Cost $1,697,824,272)		1,401,906,265
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(62,143,758)
NET ASSETS — 100.0%		$1,339,762,507

(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
79

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,339,071,992	$—	$—	$1,339,071,992
Short-Term Investments	62,834,273	—	—	62,834,273
TOTAL INVESTMENTS	$1,401,906,265	$—	$—	$1,401,906,265

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	876,149	$876,412	$4,250,338	$5,126,750	$42	$(42)	—	$—	$8,489
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	26,933,829	26,245,994	—	—	687,835	687,835	30,559
State Street Navigator Securities Lending Portfolio II	59,676,717	59,676,717	1,495,011,265	1,492,541,544	—	—	62,146,438	62,146,438	154,248
Total		$60,553,129	$1,526,195,432	$1,523,914,288	$42	$(42)		$62,834,273	$193,296
See accompanying notes to financial statements.
80

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL, GAS & CONSUMABLE FUELS — 99.9%
Antero Resources Corp. (a)	1,429,146	$57,566,001
APA Corp.	2,858,374	52,279,660
California Resources Corp.	720,606	32,910,076
Calumet, Inc. (a) (b)	860,029	13,549,757
Chevron Corp.	387,184	55,440,877
Chord Energy Corp.	551,288	53,392,243
Civitas Resources, Inc. (b)	1,071,536	29,488,671
Clean Energy Fuels Corp. (a) (b)	2,087,115	4,069,874
CNX Resources Corp. (a) (b)	1,749,478	58,922,419
Comstock Resources, Inc. (a) (b)	1,276,736	35,327,285
ConocoPhillips	600,455	53,884,832
Coterra Energy, Inc.	2,174,282	55,183,277
Crescent Energy Co. Class A (b)	2,354,645	20,249,947
CVR Energy, Inc. (b)	447,516	12,015,805
Delek U.S. Holdings, Inc. (b)	831,974	17,621,209
Devon Energy Corp.	1,626,081	51,725,637
Diamondback Energy, Inc.	376,426	51,720,932
EOG Resources, Inc.	467,407	55,906,551
EQT Corp.	1,038,543	60,567,828
Expand Energy Corp.	499,415	58,401,590
Exxon Mobil Corp.	512,728	55,272,078
Gulfport Energy Corp. (a)	182,520	36,717,548
Hess Corp.	398,723	55,239,084
HF Sinclair Corp.	1,452,152	59,654,404
Kosmos Energy Ltd. (a) (b)	5,381,898	9,256,865
Magnolia Oil & Gas Corp. Class A (b)	2,297,968	51,658,321
Marathon Petroleum Corp.	340,398	56,543,512
Matador Resources Co.	1,143,449	54,565,386
Murphy Oil Corp. (b)	1,667,920	37,528,200
Northern Oil & Gas, Inc. (b)	1,213,330	34,397,906
Occidental Petroleum Corp.	1,249,996	52,512,332
Ovintiv, Inc.	1,379,884	52,504,586
Par Pacific Holdings, Inc. (a)	681,426	18,078,232
PBF Energy, Inc. Class A (b)	1,277,871	27,691,465
Permian Resources Corp.	3,914,289	53,312,616
Phillips 66 Co.	463,424	55,286,483
Range Resources Corp.	1,425,197	57,962,762
REX American Resources Corp. (a) (b)	90,206	4,393,934
Sable Offshore Corp. (a)	1,314,176	28,885,589
SandRidge Energy, Inc.	256,424	2,774,508
Security Description	Shares	Value
Sitio Royalties Corp. Class A	615,944	$11,321,051
SM Energy Co. (b)	1,445,049	35,707,161
Talos Energy, Inc. (a) (b)	1,540,753	13,065,585
Texas Pacific Land Corp.	50,993	53,868,495
VAALCO Energy, Inc. (b)	857,854	3,096,853
Valero Energy Corp.	418,078	56,198,045
Venture Global, Inc. Class A (b)	720,028	11,218,036
Viper Energy, Inc.	1,091,460	41,617,370
Vital Energy, Inc. (a) (b)	302,299	4,863,991
Vitesse Energy, Inc.	264,834	5,850,183
World Kinect Corp. (b)	672,658	19,069,854
TOTAL COMMON STOCKS (Cost $2,431,780,185)		1,890,336,906
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	1,966,281	1,966,281
State Street Navigator Securities Lending Portfolio II (e) (f)	66,738,303	66,738,303
TOTAL SHORT-TERM INVESTMENTS (Cost $68,704,584)		68,704,584
TOTAL INVESTMENTS — 103.5% (Cost $2,500,484,769)		1,959,041,490
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(66,078,854)
NET ASSETS — 100.0%		$1,892,962,636
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	28	09/19/2025	$2,590,036	$2,508,240	$(81,796)

During the year ended June 30, 2025, the average notional value related to futures contracts was $5,747,029.
See accompanying notes to financial statements.
81

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,890,336,906	$—	$—	$1,890,336,906
Short-Term Investments	68,704,584	—	—	68,704,584
TOTAL INVESTMENTS	$1,959,041,490	$—	$—	$1,959,041,490
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(81,796)	$—	$—	$(81,796)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(81,796)	$—	$—	$(81,796)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,556,518	$7,558,785	$19,445,200	$27,003,985	$431	$(431)	—	$—	$62,621
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	112,510,998	110,544,717	—	—	1,966,281	1,966,281	154,635
State Street Navigator Securities Lending Portfolio II	132,864,402	132,864,402	2,195,750,645	2,261,876,744	—	—	66,738,303	66,738,303	463,949
Total		$140,423,187	$2,327,706,843	$2,399,425,446	$431	$(431)		$68,704,584	$681,205
See accompanying notes to financial statements.
82

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BANKS — 99.7%
1st Source Corp.	104,406	$6,480,480
Amalgamated Financial Corp.	212,450	6,628,440
Amerant Bancorp, Inc.	230,343	4,199,153
Ameris Bancorp	495,071	32,031,094
Associated Banc-Corp.	1,608,486	39,230,974
Atlantic Union Bankshares Corp. (a)	1,658,326	51,872,437
Axos Financial, Inc. (b)	396,712	30,165,980
Banc of California, Inc.	2,299,867	32,313,131
BancFirst Corp.	104,875	12,964,648
Bancorp, Inc. (a) (b)	508,573	28,973,404
Bank of Hawaii Corp. (a)	506,041	34,172,949
Bank OZK	1,280,784	60,273,695
BankUnited, Inc.	996,161	35,453,370
Banner Corp. (a)	258,472	16,580,979
Berkshire Hills Bancorp, Inc.	599,810	15,019,242
BOK Financial Corp.	211,903	20,688,090
Brookline Bancorp, Inc.	582,671	6,147,179
Burke & Herbert Financial Services Corp.	41,498	2,478,676
Byline Bancorp, Inc.	176,093	4,706,966
Cadence Bank (a)	1,431,055	45,765,139
Camden National Corp. (a)	88,933	3,608,901
Capitol Federal Financial, Inc.	873,900	5,330,790
Cathay General Bancorp	425,918	19,392,047
Central Pacific Financial Corp.	173,649	4,867,381
Citizens Financial Group, Inc.	1,952,905	87,392,499
City Holding Co. (a)	74,417	9,110,129
Coastal Financial Corp. (a) (b)	124,697	12,079,398
Columbia Banking System, Inc. (a)	2,153,547	50,349,929
Columbia Financial, Inc. (a) (b)	162,822	2,362,547
Commerce Bancshares, Inc.	691,009	42,960,030
Community Financial System, Inc.	262,137	14,907,731
Community Trust Bancorp, Inc.	60,234	3,187,583
ConnectOne Bancorp, Inc. (a)	216,593	5,016,294
Cullen/Frost Bankers, Inc.	474,882	61,041,332
Customers Bancorp, Inc. (b)	279,652	16,426,758
CVB Financial Corp.	826,549	16,357,405
Dime Community Bancshares, Inc. (a)	282,063	7,598,777
Eagle Bancorp, Inc.	386,721	7,533,325
East West Bancorp, Inc.	861,935	87,038,196
Eastern Bankshares, Inc.	1,519,208	23,198,306
Enterprise Financial Services Corp.	219,375	12,087,563
Equity Bancshares, Inc. Class A	61,870	2,524,296
Esquire Financial Holdings, Inc. (a)	56,908	5,386,911
FB Financial Corp.	259,406	11,751,092
Financial Institutions, Inc.	162,190	4,165,039
First BanCorp	1,331,029	27,725,334
Security Description	Shares	Value
First Bancorp/Southern Pines NC (a)	196,945	$8,683,305
First Busey Corp.	579,262	13,256,411
First Commonwealth Financial Corp. (a)	806,938	13,096,604
First Financial Bancorp	466,938	11,327,916
First Financial Bankshares, Inc.	569,301	20,483,450
First Financial Corp.	66,145	3,584,398
First Foundation, Inc. (a) (b)	777,344	3,964,454
First Hawaiian, Inc.	989,502	24,697,970
First Horizon Corp.	4,050,670	85,874,204
First Interstate BancSystem, Inc. Class A	916,167	26,403,933
First Merchants Corp.	314,350	12,039,605
Flagstar Financial, Inc. (a)	5,584,101	59,191,471
Flushing Financial Corp.	320,135	3,803,204
FNB Corp. (a)	3,063,948	44,672,362
Fulton Financial Corp.	1,396,335	25,189,883
Glacier Bancorp, Inc. (a)	765,412	32,973,949
Great Southern Bancorp, Inc.	36,142	2,124,427
Hancock Whitney Corp.	717,789	41,201,089
Hanmi Financial Corp.	196,103	4,839,822
HarborOne Bancorp, Inc. (a)	265,224	3,097,816
Heritage Commerce Corp.	341,287	3,388,980
Heritage Financial Corp.	277,856	6,624,087
Hilltop Holdings, Inc.	403,555	12,247,894
Hingham Institution For Savings	20,691	5,138,610
Home BancShares, Inc.	1,123,699	31,980,474
Hope Bancorp, Inc.	1,061,573	11,390,678
Horizon Bancorp, Inc.	181,201	2,786,871
Huntington Bancshares, Inc.	5,024,999	84,218,983
Independent Bank Corp. (a) (c)	354,079	22,266,258
Independent Bank Corp. (c)	108,889	3,529,092
International Bancshares Corp.	308,852	20,557,189
Kearny Financial Corp.	363,903	2,350,813
Lakeland Financial Corp. (a)	199,408	12,253,622
Live Oak Bancshares, Inc.	359,980	10,727,404
M&T Bank Corp.	438,150	84,996,718
Mercantile Bank Corp.	61,449	2,851,848
Metropolitan Bank Holding Corp. (a) (b)	113,143	7,920,010
Midland States Bancorp, Inc.	134,905	2,336,555
MidWestOne Financial Group, Inc.	110,006	3,164,873
National Bank Holdings Corp. Class A	270,575	10,176,326
NB Bancorp, Inc. (a) (b)	259,793	4,639,903
NBT Bancorp, Inc. (a)	304,662	12,658,706
Nicolet Bankshares, Inc.	66,177	8,171,536
Northeast Bank	49,677	4,420,756
Northfield Bancorp, Inc.	180,162	2,068,260
Northrim BanCorp, Inc.	31,912	2,976,113
Northwest Bancshares, Inc.	854,293	10,917,865
OceanFirst Financial Corp. (a)	331,445	5,836,746
OFG Bancorp	371,449	15,898,017
Old National Bancorp (a)	3,270,090	69,783,721
Old Second Bancorp, Inc.	239,009	4,240,020

See accompanying notes to financial statements.
83

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Origin Bancorp, Inc.	138,223	$4,940,090
Orrstown Financial Services, Inc.	164,096	5,223,176
Pacific Premier Bancorp, Inc.	1,012,208	21,347,467
Park National Corp.	60,806	10,170,412
Pathward Financial, Inc. (a)	234,818	18,578,800
Peapack-Gladstone Financial Corp.	115,759	3,270,192
Peoples Bancorp, Inc.	164,255	5,016,348
Pinnacle Financial Partners, Inc. (a)	536,351	59,218,514
Popular, Inc.	633,825	69,853,853
Preferred Bank	125,595	10,869,619
Prosperity Bancshares, Inc.	796,811	55,968,005
Provident Financial Services, Inc.	753,172	13,203,105
QCR Holdings, Inc.	107,180	7,277,522
Regions Financial Corp.	3,627,262	85,313,202
Renasant Corp. (a)	811,090	29,142,464
S&T Bancorp, Inc.	201,474	7,619,747
Seacoast Banking Corp. of Florida	478,765	13,223,489
ServisFirst Bancshares, Inc. (a)	260,797	20,214,375
Simmons First National Corp. Class A	769,967	14,598,574
Southside Bancshares, Inc.	134,736	3,965,280
SouthState Corp.	901,864	82,998,544
Stellar Bancorp, Inc.	284,577	7,962,464
Stock Yards Bancorp, Inc. (a)	112,474	8,883,197
Synovus Financial Corp. (a)	1,434,079	74,213,588
Texas Capital Bancshares, Inc. (b)	521,387	41,398,128
TFS Financial Corp. (a)	404,794	5,242,082
Tompkins Financial Corp.	57,948	3,635,078
Towne Bank	285,507	9,758,629
TriCo Bancshares	120,918	4,895,970
Triumph Financial, Inc. (a) (b)	251,005	13,832,886
Truist Financial Corp.	2,008,175	86,331,443
TrustCo Bank Corp.	99,267	3,317,503
Trustmark Corp.	356,981	13,015,527
UMB Financial Corp.	614,530	64,623,975
United Bankshares, Inc.	848,412	30,907,649
United Community Banks, Inc.	798,852	23,797,801
Univest Financial Corp.	137,042	4,116,742
Valley National Bancorp	8,633,182	77,094,315
Security Description	Shares	Value
Veritex Holdings, Inc.	402,237	$10,498,386
WaFd, Inc. (a)	632,307	18,513,949
Washington Trust Bancorp, Inc.	187,521	5,303,094
Webster Financial Corp.	1,500,001	81,900,055
WesBanco, Inc.	669,897	21,188,842
Westamerica BanCorp	205,779	9,967,935
Western Alliance Bancorp	1,086,836	84,751,471
Wintrust Financial Corp.	496,754	61,587,561
WSFS Financial Corp.	402,841	22,156,255
Zions Bancorp NA	1,653,044	85,859,105
TOTAL COMMON STOCKS (Cost $3,674,990,413)		3,369,337,228
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	3,159,485	3,159,485
State Street Navigator Securities Lending Portfolio II (f) (g)	58,575,769	58,575,769
TOTAL SHORT-TERM INVESTMENTS (Cost $61,735,254)		61,735,254
TOTAL INVESTMENTS — 101.5% (Cost $3,736,725,667)		3,431,072,482
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(51,781,280)
NET ASSETS — 100.0%		$3,379,291,202
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
84

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,369,337,228	$—	$—	$3,369,337,228
Short-Term Investments	61,735,254	—	—	61,735,254
TOTAL INVESTMENTS	$3,431,072,482	$—	$—	$3,431,072,482

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,432,349	$3,433,378	$18,656,339	$22,089,718	$259	$(258)	—	$—	$39,102
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	184,150,560	180,991,075	—	—	3,159,485	3,159,485	169,164
State Street Navigator Securities Lending Portfolio II	14,117,136	14,117,136	2,108,554,995	2,064,096,362	—	—	58,575,769	58,575,769	219,008
Total		$17,550,514	$2,311,361,894	$2,267,177,155	$259	$(258)		$61,735,254	$427,274
See accompanying notes to financial statements.
85

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86

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	SPDR Dow Jones REIT ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 500 ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,983,471,246	$13,159,578,764	$72,690,712,067
Investments in affiliated issuers, at value	14,166,040	484,568,274	290,320,803
Total Investments	1,997,637,286	13,644,147,038	72,981,032,870
Foreign currency, at value	—	—	—
Net cash at broker	988,708	218,232	5,827,218
Cash	22,342	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	170,100	3,371,681
Receivable for investments sold	—	—	7,234,335
Receivable for fund shares sold	2,410,761	4,265	337,721
Dividends receivable — unaffiliated issuers	7,710,730	12,648,269	36,374,664
Dividends receivable — affiliated issuers	61,695	55,783	284,423
Securities lending income receivable — unaffiliated issuers	1,826	63,756	6,329
Securities lending income receivable — affiliated issuers	695	90,740	29,119
Receivable for foreign taxes recoverable	40,949	—	23,476
Other receivable	159,096	—	—
TOTAL ASSETS	2,009,034,088	13,657,398,183	73,034,521,836
LIABILITIES
Due to custodian	—	—	748,287
Payable upon return of securities loaned	4,630,940	477,291,052	160,350,431
Payable for investments purchased	2,404,006	—	15,177,561
Payable to broker – accumulated variation margin on open futures contracts	16,852	—	—
Advisory fee payable	407,913	315,898	1,147,665
Trustees’ fees and expenses payable	708	4,655	17,438
TOTAL LIABILITIES	7,460,419	477,611,605	177,441,382
NET ASSETS	$2,001,573,669	$13,179,786,578	$72,857,080,454
NET ASSETS CONSIST OF:
Paid-in capital	$2,628,136,214	$12,120,698,301	$62,283,175,008
Total distributable earnings (loss)	(626,562,545)	1,059,088,277	10,573,905,446
NET ASSETS	$2,001,573,669	$13,179,786,578	$72,857,080,454
NET ASSET VALUE PER SHARE
Net asset value per share	$96.43	$54.37	$72.72
Shares outstanding (unlimited amount authorized, $0.01 par value)	20,756,617	242,400,000	1,001,950,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,343,477,603	$11,607,994,322	$61,528,084,724
Investments in affiliated issuers	14,166,040	484,568,274	281,589,041
Total cost of investments	$2,357,643,643	$12,092,562,596	$61,809,673,765
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$17,925,577	$1,086,038,393	$210,624,665
See accompanying notes to financial statements.
87

SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF	SPDR Portfolio S&P 600 Small Cap ETF	SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P Sector Neutral Dividend ETF

$37,811,217,257	$6,799,129,821	$26,501,120,565	$11,269,407,349	$10,507,275,066	$10,038,952
56,883,604	94,285,029	125,732,514	784,044,993	76,436,311	58,705
37,868,100,861	6,893,414,850	26,626,853,079	12,053,452,342	10,583,711,377	10,097,657
—	—	—	17,451	2,701	—
—	1,621,888	—	1,210,841	595,118	—
—	—	—	429,442	—	—
—	897,098	—	264,858	372,384	—
—	—	5,745,769	51,216,320	—	—
2,781	—	5,187	10,088	—	—
7,271,491	17,921,683	22,813,575	13,015,804	5,651,680	11,384
52,938	69,159	223,600	85,996	54,414	69
4,011	—	1,198	46,288	9,708	—
9,239	5,165	8,874	182,437	12,459	2
—	124,135	22,294	—	3,944	—
—	339,004	—	—	8,477	—
37,875,441,321	6,914,392,982	26,655,673,576	12,119,931,867	10,590,422,262	10,109,112

110,371	—	73,254	—	21,979	—
48,674,899	74,063,324	75,661,969	770,712,279	64,979,135	16,599
—	—	—	46,547,951	—	—
—	—	—	—	—	—
1,182,931	392,189	857,770	272,974	252,525	410
12,820	3,074	10,103	5,051	3,905	—
49,981,021	74,458,587	76,603,096	817,538,255	65,257,544	17,009
$37,825,460,300	$6,839,934,395	$26,579,070,480	$11,302,393,612	$10,525,164,718	$10,092,103

$30,455,229,118	$8,566,187,133	$27,124,083,077	$11,899,108,144	$7,130,491,075	$9,612,140
7,370,231,182	(1,726,252,738)	(545,012,597)	(596,714,532)	3,394,673,643	479,963
$37,825,460,300	$6,839,934,395	$26,579,070,480	$11,302,393,612	$10,525,164,718	$10,092,103

$95.35	$42.46	$52.35	$42.60	$74.91	$38.82
396,700,108	161,100,000	507,702,864	265,310,217	140,500,216	260,000

$27,385,599,426	$7,055,739,692	$25,163,152,138	$10,716,070,349	$6,976,034,120	$9,482,523
56,883,604	94,285,029	117,166,336	784,044,993	75,100,535	51,981
$27,442,483,030	$7,150,024,721	$25,280,318,474	$11,500,115,342	$7,051,134,655	$9,534,504
$—	$—	$—	$16,508	$2,513	$—
$81,570,959	$88,632,201	$83,609,868	$887,208,928	$148,663,226	$15,915
88

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2025

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Biotech ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,601,378,997	$1,487,269,411	$4,817,690,912
Investments in affiliated issuers, at value	198,053,815	37,122,289	303,238,746
Total Investments	3,799,432,812	1,524,391,700	5,120,929,658
Net cash at broker	—	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for fund shares sold	—	4,037	423
Dividends receivable — unaffiliated issuers	109,166	2,899,149	—
Dividends receivable — affiliated issuers	14,068	7,058	15,170
Securities lending income receivable — unaffiliated issuers	21,674	10,492	311,260
Securities lending income receivable — affiliated issuers	48,453	140,401	440,180
TOTAL ASSETS	3,799,626,173	1,527,452,837	5,121,696,691
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	195,032,392	35,754,066	298,148,176
Payable for fund shares repurchased	1,958	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory fee payable	975,098	396,885	1,380,239
Trustees’ fees and expenses payable	975	835	6,058
TOTAL LIABILITIES	196,010,423	36,151,786	299,534,473
NET ASSETS	$3,603,615,750	$1,491,301,051	$4,822,162,218
NET ASSETS CONSIST OF:
Paid-in capital	$3,495,670,261	$3,022,480,178	$17,748,698,093
Total distributable earnings (loss)	107,945,489	(1,531,179,127)	(12,926,535,875)
NET ASSETS	$3,603,615,750	$1,491,301,051	$4,822,162,218
NET ASSET VALUE PER SHARE
Net asset value per share	$210.74	$55.75	$82.89
Shares outstanding (unlimited amount authorized, $0.01 par value)	17,100,000	26,752,118	58,175,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,847,672,391	$1,525,972,517	$6,319,967,005
Investments in affiliated issuers	198,053,815	37,122,289	303,238,746
Total cost of investments	$3,045,726,206	$1,563,094,806	$6,623,205,751
* Includes investments in securities on loan, at value	$349,158,959	$68,306,242	$666,915,744
See accompanying notes to financial statements.
89

SPDR S&P Dividend ETF	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF

$19,873,588,250	$1,339,071,992	$1,890,336,906	$3,369,337,228
108,458,947	62,834,273	68,704,584	61,735,254
19,982,047,197	1,401,906,265	1,959,041,490	3,431,072,482
2,001,220	—	285,306	—
1,156,869	—	—	—
—	9,851,179	—	—
31,011,451	342,411	956,546	7,687,227
189,915	2,515	21,421	17,183
37,509	5,916	20,606	4,033
24,143	10,678	44,954	12,664
20,016,468,304	1,412,118,964	1,960,370,323	3,438,793,589

472,529	—	—	—
73,610,791	62,146,438	66,738,303	58,575,769
—	9,851,179	1,263	2,668
—	—	81,704	—
5,703,996	357,372	582,996	922,381
11,396	1,468	3,421	1,569
79,798,712	72,356,457	67,407,687	59,502,387
$19,936,669,592	$1,339,762,507	$1,892,962,636	$3,379,291,202

$21,665,800,263	$2,656,142,438	$7,979,738,490	$6,674,106,766
(1,729,130,671)	(1,316,379,931)	(6,086,775,854)	(3,294,815,564)
$19,936,669,592	$1,339,762,507	$1,892,962,636	$3,379,291,202

$135.80	$98.51	$125.78	$59.44
146,803,658	13,600,016	15,050,000	56,852,585

$18,387,542,539	$1,634,989,999	$2,431,780,185	$3,674,990,413
108,458,947	62,834,273	68,704,584	61,735,254
$18,496,001,486	$1,697,824,272	$2,500,484,769	$3,736,725,667
$370,253,879	$129,392,803	$179,464,935	$110,619,606
90

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	SPDR Dow Jones REIT ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 500 ETF	SPDR Portfolio S&P 500 Growth ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$53,241	$3,482	$174,438	$—
Dividend income — unaffiliated issuers	58,152,253	179,694,881	717,373,185	217,350,069
Dividend income — affiliated issuers	851,836	393,176	3,691,918	708,436
Dividend income — non-cash transactions	3,539,697	—	—	—
Unaffiliated securities lending income	11,248	593,196	67,532	38,975
Affiliated securities lending income	25,531	970,752	266,782	70,816
Foreign taxes withheld	—	(102,313)	(176,288)	(106,435)
TOTAL INVESTMENT INCOME (LOSS)	62,633,806	181,553,174	721,397,567	218,061,861
EXPENSES
Advisory fee	4,497,105	3,550,055	10,768,280	12,800,158
Trustees’ fees and expenses	14,089	95,547	393,898	257,167
Miscellaneous expenses	1,471	10,247	42,501	25,975
TOTAL EXPENSES	4,512,665	3,655,849	11,204,679	13,083,300
NET INVESTMENT INCOME (LOSS)	$58,121,141	$177,897,325	$710,192,888	$204,978,561
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(15,254,855)	(38,158,230)	(248,673,035)	(186,174,500)
Investments — affiliated issuers	332	—	(49,753)	403
In-kind redemptions — unaffiliated issuers	65,755,896	282,754,527	3,565,500,710	3,586,206,714
In-kind redemptions — affiliated issuers	—	—	1,157,129	—
Futures contracts	726,193	(370,741)	6,539,570	—
Net realized gain (loss)	51,227,566	244,225,556	3,324,474,621	3,400,032,617
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(24,090,738)	341,382,362	4,112,453,189	2,268,792,839
Investments — affiliated issuers	(332)	—	9,463,983	(402)
Foreign currency translations	—	—	—	—
Futures contracts	(139,900)	170,056	2,854,362	—
Net change in unrealized appreciation/depreciation	(24,230,970)	341,552,418	4,124,771,534	2,268,792,437
NET REALIZED AND UNREALIZED GAIN (LOSS)	26,996,596	585,777,974	7,449,246,155	5,668,825,054
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$85,117,737	$763,675,299	$8,159,439,043	$5,873,803,615
See accompanying notes to financial statements.
91

SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF	SPDR Portfolio S&P 600 Small Cap ETF	SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P Sector Neutral Dividend ETF

$90,306	$—	$46,526	$39,068	$—
285,873,622	515,502,095	164,649,610	126,602,184	252,468
1,592,446	2,189,274	784,960	778,985	1,546
—	—	18,443,745	—	—
681	8,432	409,338	89,751	—
31,078	83,523	2,905,775	160,322	21
—	(72,472)	(142,449)	(36,215)	(7)
287,588,133	517,710,852	187,097,505	127,634,095	254,028

4,684,710	9,859,223	3,477,907	2,837,305	4,190
56,490	200,963	97,489	77,336	60
5,531	20,823	9,740	8,321	7
4,746,731	10,081,009	3,585,136	2,922,962	4,257
$282,841,402	$507,629,843	$183,512,369	$124,711,133	$249,771

(42,707,724)	(409,999,421)	(44,975,563)	(16,507,973)	(73,774)
466	731,802	337	64,621	290
305,244,702	2,255,073,917	442,287,944	251,550,007	924,734
—	1,168,045	—	49,316	1,566
3,284,619	—	(1,861,212)	1,013,775	—
265,822,063	1,846,974,343	395,451,506	236,169,746	852,816

58,999,705	(128,739,039)	(200,679,421)	934,775,228	68,181
(466)	9,390,982	(337)	1,678,287	6,435
—	—	1,353	209	—
663,398	—	276,280	340,978	—
59,662,637	(119,348,057)	(200,402,125)	936,794,702	74,616
325,484,700	1,727,626,286	195,049,381	1,172,964,448	927,432
$608,326,102	$2,235,256,129	$378,561,750	$1,297,675,581	$1,177,203
92

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2025

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$—	$—	$101,533
Dividend income — unaffiliated issuers	21,870,213	56,811,654	16,916,679	575,640,931
Dividend income — affiliated issuers	168,349	101,848	278,151	2,050,820
Dividend income — non-cash transactions	—	—	—	—
Unaffiliated securities lending income	191,625	95,519	1,732,010	345,834
Affiliated securities lending income	1,098,260	435,991	4,710,569	323,208
Foreign taxes withheld	—	(178,434)	—	(43,289)
TOTAL INVESTMENT INCOME (LOSS)	23,328,447	57,266,578	23,637,409	578,419,037
EXPENSES
Advisory fee	9,221,156	6,982,285	22,351,057	71,519,659
Trustees’ fees and expenses	20,498	16,713	61,773	175,574
Miscellaneous expenses	2,083	5,512	5,605	17,070
TOTAL EXPENSES	9,243,737	7,004,510	22,418,435	71,712,303
NET INVESTMENT INCOME (LOSS)	$14,084,710	$50,262,068	$1,218,974	$506,706,734
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(34,313,200)	(50,577,493)	(744,228,101)	126,913,098
Investments — affiliated issuers	212	41	168	21
In-kind redemptions — unaffiliated issuers	747,030,128	213,611,173	1,173,609,813	851,336,575
Futures contracts	—	—	—	1,618,241
Net realized gain (loss)	712,717,140	163,033,721	429,381,880	979,867,935
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	400,509,211	49,156,454	(1,120,156,273)	370,643,833
Investments — affiliated issuers	(212)	(41)	(168)	(21)
Futures contracts	—	—	—	894,043
Net change in unrealized appreciation/depreciation	400,508,999	49,156,413	(1,120,156,441)	371,537,855
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,113,226,139	212,190,134	(690,774,561)	1,351,405,790
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,127,310,849	$262,452,202	$(689,555,587)	$1,858,112,524
See accompanying notes to financial statements.
93

SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF

$—	$20,337	$—
16,583,630	66,410,808	115,422,054
39,048	217,256	208,266
2,332,466	—	—
32,982	180,110	84,892
154,248	463,949	219,008
—	—	(305,145)
19,142,374	67,292,460	115,629,075

6,382,493	8,441,027	13,432,194
17,253	26,392	30,707
5,382	5,831	7,040
6,405,128	8,473,250	13,469,941
$12,737,246	$58,819,210	$102,159,134

(50,731,554)	(229,310,188)	(238,096,333)
42	431	259
216,899,856	138,413,816	553,806,903
—	(425,688)	—
166,168,344	(91,321,629)	315,710,829

(238,965,824)	(298,489,253)	(110,317,190)
(42)	(431)	(258)
—	(353,617)	—
(238,965,866)	(298,843,301)	(110,317,448)
(72,797,522)	(390,164,930)	205,393,381
$(60,060,276)	$(331,345,720)	$307,552,515
94

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones REIT ETF		SPDR Portfolio S&P 400 Mid Cap ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$58,121,141	$42,642,563	$177,897,325	$128,801,798
Net realized gain (loss)	51,227,566	7,692,393	244,225,556	247,712,749
Net change in unrealized appreciation/depreciation	(24,230,970)	41,725,931	341,552,418	683,332,516
Net increase (decrease) in net assets resulting from operations	85,117,737	92,060,887	763,675,299	1,059,847,063
Net equalization credits and charges	(18,738,592)	(1,505,327)	2,415,953	2,373,899
Distributions to shareholders	(71,257,603)	(53,054,560)	(178,603,430)	(128,490,199)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,742,198,588	1,558,310,111	3,563,926,652	3,231,322,858
Cost of shares redeemed	(1,168,639,531)	(1,525,371,625)	(1,016,471,082)	(827,822,937)
Net income equalization	18,738,592	1,505,327	(2,415,953)	(2,373,899)
Net increase (decrease) in net assets from beneficial interest transactions	592,297,649	34,443,813	2,545,039,617	2,401,126,022
Net increase (decrease) in net assets during the period	587,419,191	71,944,813	3,132,527,439	3,334,856,785
Net assets at beginning of period	1,414,154,478	1,342,209,665	10,047,259,139	6,712,402,354
NET ASSETS AT END OF PERIOD	$2,001,573,669	$1,414,154,478	$13,179,786,578	$10,047,259,139
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,125,000	17,200,000	66,150,000	65,950,000
Shares redeemed	(11,550,000)	(16,850,000)	(19,500,000)	(16,450,000)
Net increase (decrease) from share transactions	5,575,000	350,000	46,650,000	49,500,000
See accompanying notes to financial statements.
95

SPDR Portfolio S&P 500 ETF		SPDR Portfolio S&P 500 Growth ETF		SPDR Portfolio S&P 500 High Dividend ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$710,192,888	$401,256,033	$204,978,561	$199,231,297	$282,841,402	$297,306,775
3,324,474,621	571,666,226	3,400,032,617	377,995,925	265,822,063	(153,154,802)
4,124,771,534	5,552,238,528	2,268,792,437	6,102,256,145	59,662,637	688,004,755
8,159,439,043	6,525,160,787	5,873,803,615	6,679,483,367	608,326,102	832,156,728
34,408,490	23,051,078	1,906,503	5,155,839	(3,339,021)	7,736,715
(736,900,978)	(422,265,120)	(210,393,325)	(203,965,781)	(299,609,190)	(310,151,950)

35,998,943,014	17,052,404,014	12,754,167,376	6,937,318,998	1,984,453,421	1,243,680,180
(10,274,923,463)	(2,221,589,030)	(9,507,905,361)	(2,230,036,698)	(1,375,097,057)	(2,354,970,721)
(34,408,490)	(23,051,078)	(1,906,503)	(5,155,839)	3,339,021	(7,736,715)
25,689,611,061	14,807,763,906	3,244,355,512	4,702,126,461	612,695,385	(1,119,027,256)
33,146,557,616	20,933,710,651	8,909,672,305	11,182,799,886	918,073,276	(589,285,763)
39,710,522,838	18,776,812,187	28,915,787,995	17,732,988,109	5,921,861,119	6,511,146,882
$72,857,080,454	$39,710,522,838	$37,825,460,300	$28,915,787,995	$6,839,934,395	$5,921,861,119

532,500,000	299,100,000	146,950,000	103,000,000	45,200,000	32,300,000
(151,300,000)	(38,500,000)	(111,300,000)	(32,550,000)	(31,350,000)	(60,500,000)
381,200,000	260,600,000	35,650,000	70,450,000	13,850,000	(28,200,000)
96

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio S&P 500 Value ETF		SPDR Portfolio S&P 600 Small Cap ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$507,629,843	$403,430,112	$183,512,369	$165,033,624
Net realized gain (loss)	1,846,974,343	1,498,900,202	395,451,506	41,635,899
Net change in unrealized appreciation/depreciation	(119,348,057)	870,333,413	(200,402,125)	559,190,950
Net increase (decrease) in net assets resulting from operations	2,235,256,129	2,772,663,727	378,561,750	765,860,473
Net equalization credits and charges	8,613,658	6,314,337	1,743,250	4,535,061
Distributions to shareholders	(513,571,272)	(410,627,405)	(218,076,408)	(166,855,202)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	12,115,612,591	8,893,542,486	2,799,953,161	3,355,012,479
Cost of shares redeemed	(8,714,876,027)	(5,854,100,041)	(1,879,808,572)	(1,383,823,356)
Net income equalization	(8,613,658)	(6,314,337)	(1,743,250)	(4,535,061)
Net increase (decrease) in net assets from beneficial interest transactions	3,392,122,906	3,033,128,108	918,401,339	1,966,654,062
Net increase (decrease) in net assets during the period	5,122,421,421	5,401,478,767	1,080,629,931	2,570,194,394
Net assets at beginning of period	21,456,649,059	16,055,170,292	10,221,763,681	7,651,569,287
NET ASSETS AT END OF PERIOD	$26,579,070,480	$21,456,649,059	$11,302,393,612	$10,221,763,681
SHARES OF BENEFICIAL INTEREST:
Shares sold	236,500,000	195,250,000	62,900,000	83,650,000
Shares redeemed	(168,850,000)	(126,800,000)	(43,900,000)	(34,250,000)
Net increase (decrease) from share transactions	67,650,000	68,450,000	19,000,000	49,400,000
See accompanying notes to financial statements.
97

SPDR Portfolio S&P 1500 Composite Stock Market ETF		SPDR Portfolio S&P Sector Neutral Dividend ETF		SPDR S&P Aerospace & Defense ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	For the Period 9/12/23*- 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$124,711,133	$111,317,213	$249,771	$105,251	$14,084,710	$12,087,569
236,169,746	174,480,117	852,816	62,412	712,717,140	18,328,720
936,794,702	1,358,721,347	74,616	488,537	400,508,999	256,698,725
1,297,675,581	1,644,518,677	1,177,203	656,200	1,127,310,849	287,115,014
1,466,456	413,873	13,741	4,426	3,623	(315,744)
(126,620,853)	(111,412,114)	(253,066)	(102,092)	(17,459,607)	(11,499,663)

1,309,495,850	933,464,196	6,382,902	5,950,162	2,375,759,975	978,835,610
(533,664,217)	(428,409,184)	(3,067,359)	(651,847)	(1,996,111,325)	(678,265,752)
(1,466,456)	(413,873)	(13,741)	(4,426)	(3,623)	315,744
774,365,177	504,641,139	3,301,802	5,293,889	379,645,027	300,885,602
1,946,886,361	2,038,161,575	4,239,680	5,852,423	1,489,499,892	576,185,209
8,578,278,357	6,540,116,782	5,852,423	—	2,114,115,858	1,537,930,649
$10,525,164,718	$8,578,278,357	$10,092,103	$5,852,423	$3,603,615,750	$2,114,115,858

18,900,000	16,450,000	170,000	190,000	13,925,000	7,600,000
(7,750,000)	(7,150,000)	(80,000)	(20,000)	(11,925,000)	(5,150,000)
11,150,000	9,300,000	90,000	170,000	2,000,000	2,450,000

*	Commencement of operations.
98

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Bank ETF		SPDR S&P Biotech ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$50,262,068	$45,843,711	$1,218,974	$2,659,059
Net realized gain (loss)	163,033,721	(22,628,183)	429,381,880	(319,364,286)
Net change in unrealized appreciation/depreciation	49,156,413	343,281,990	(1,120,156,441)	1,055,791,635
Net increase (decrease) in net assets resulting from operations	262,452,202	366,497,518	(689,555,587)	739,086,408
Net equalization credits and charges	(940,233)	1,631,546	6,917,818	554,340
Distributions to shareholders	(49,923,295)	(46,636,959)	(2,066,174)	(9,319,348)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,486,570,424	2,722,895,794	17,331,904,925	18,707,434,234
Cost of shares redeemed	(2,652,504,244)	(2,949,526,865)	(18,735,107,121)	(18,966,091,493)
Net income equalization	940,233	(1,631,546)	(6,917,818)	(554,340)
Net increase (decrease) in net assets from beneficial interest transactions	(164,993,587)	(228,262,617)	(1,410,120,014)	(259,211,599)
Contribution from affiliate (Note 5)	—	—	—	—
Net increase (decrease) in net assets during the period	46,595,087	93,229,488	(2,094,823,957)	471,109,801
Net assets at beginning of period	1,444,705,964	1,351,476,476	6,916,986,175	6,445,876,374
NET ASSETS AT END OF PERIOD	$1,491,301,051	$1,444,705,964	$4,822,162,218	$6,916,986,175
SHARES OF BENEFICIAL INTEREST:
Shares sold	45,350,000	64,250,000	191,650,000	221,725,000
Shares redeemed	(49,750,000)	(70,650,000)	(208,075,000)	(224,550,000)
Net increase (decrease) from share transactions	(4,400,000)	(6,400,000)	(16,425,000)	(2,825,000)
See accompanying notes to financial statements.
99

SPDR S&P Dividend ETF		SPDR S&P Homebuilders ETF		SPDR S&P Oil & Gas Exploration & Production ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$506,706,734	$540,664,886	$12,737,246	$11,941,785	$58,819,210	$82,545,205
979,867,935	(256,740,958)	166,168,344	383,500,521	(91,321,629)	116,894,787
371,537,855	959,580,355	(238,965,866)	(44,348,716)	(298,843,301)	313,391,151
1,858,112,524	1,243,504,283	(60,060,276)	351,093,590	(331,345,720)	512,831,143
207,875	(4,514,353)	(756,176)	160,854	1,445,639	390,958
(536,428,847)	(552,178,299)	(12,144,693)	(12,006,378)	(57,805,426)	(84,133,859)

2,415,434,567	661,038,600	5,359,523,252	6,326,357,540	9,237,578,645	8,756,969,699
(3,509,250,336)	(3,701,015,376)	(5,692,008,045)	(6,251,488,811)	(10,443,866,281)	(8,923,418,256)
(207,875)	4,514,353	756,176	(160,854)	(1,445,639)	(390,958)
(1,094,023,644)	(3,035,462,423)	(331,728,617)	74,707,875	(1,207,733,275)	(166,839,515)
—	—	—	1,774,131	—	—
227,867,908	(2,348,650,792)	(404,689,762)	415,730,072	(1,595,438,782)	262,248,727
19,708,801,684	22,057,452,476	1,744,452,269	1,328,722,197	3,488,401,418	3,226,152,691
$19,936,669,592	$19,708,801,684	$1,339,762,507	$1,744,452,269	$1,892,962,636	$3,488,401,418

17,750,000	5,300,000	49,450,000	70,700,000	71,300,000	61,400,000
(25,950,000)	(30,200,000)	(53,100,000)	(70,000,000)	(80,200,000)	(62,500,000)
(8,200,000)	(24,900,000)	(3,650,000)	700,000	(8,900,000)	(1,100,000)
100

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$102,159,134	$96,623,332
Net realized gain (loss)	315,710,829	39,170,337
Net change in unrealized appreciation/depreciation	(110,317,448)	542,668,358
Net increase (decrease) in net assets resulting from operations	307,552,515	678,462,027
Net equalization credits and charges	(3,552,256)	(2,352,649)
Distributions to shareholders	(98,699,723)	(94,537,699)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	18,323,149,732	13,186,193,526
Cost of shares redeemed	(17,865,033,843)	(13,962,477,298)
Net income equalization	3,552,256	2,352,649
Net increase (decrease) in net assets from beneficial interest transactions	461,668,145	(773,931,123)
Contribution from affiliate (Note 5)	24,494	—
Net increase (decrease) in net assets during the period	666,993,175	(192,359,444)
Net assets at beginning of period	2,712,298,027	2,904,657,471
NET ASSETS AT END OF PERIOD	$3,379,291,202	$2,712,298,027
SHARES OF BENEFICIAL INTEREST:
Shares sold	312,250,000	282,750,000
Shares redeemed	(310,650,000)	(298,650,000)
Net increase (decrease) from share transactions	1,600,000	(15,900,000)
See accompanying notes to financial statements.
101

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$93.15	$90.50	$95.05	$104.87	$78.07
Income (loss) from investment operations:
Net investment income (loss) (a)	3.24	2.82	2.74	2.18	1.89
Net realized and unrealized gain (loss) (b)	4.87	3.46	(4.28)	(8.86)	28.25
Total from investment operations	8.11	6.28	(1.54)	(6.68)	30.14
Net equalization credits and charges (a)	(1.04)	(0.10)	0.53	0.06	0.08
Distributions to shareholders from:
Net investment income	(3.79)	(3.53)	(3.54)	(3.20)	(3.42)
Net asset value, end of period	$96.43	$93.15	$90.50	$95.05	$104.87
Total return (c)	7.51%	6.97%	(0.81)%	(6.69)%	39.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,001,574	$1,414,154	$1,342,210	$1,721,063	$1,838,574
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.26%	0.25%	0.25%
Net investment income (loss)	3.23%	3.13%	3.00%	1.96%	2.12%
Portfolio turnover rate (d)	13%	4%	5%	10%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
102

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 400 Mid Cap ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$51.33	$45.90	$39.70	$47.21	$31.26
Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	0.76	0.72	0.64	0.54
Net realized and unrealized gain (loss) (b)	3.02	5.39	6.19	(7.50)	15.95
Total from investment operations	3.83	6.15	6.91	(6.86)	16.49
Net equalization credits and charges (a)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.80)	(0.73)	(0.72)	(0.66)	(0.55)
Net asset value, end of period	$54.37	$51.33	$45.90	$39.70	$47.21
Total return (c)	7.51%	13.52%	17.60%	(14.67)%	53.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,179,787	$10,047,259	$6,712,402	$4,557,863	$4,718,598
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.06%	0.05%	0.05%
Net investment income (loss)	1.50%	1.58%	1.66%	1.37%	1.34%
Portfolio turnover rate (d)	13%	20%	17%	13%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
103

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$63.97	$52.14	$44.34	$50.34	$36.30
Income (loss) from investment operations:
Net investment income (loss) (a)	0.89	0.85	0.79	0.73	0.66
Net realized and unrealized gain (loss) (b)	8.71	11.77	7.79	(6.03)	14.02
Total from investment operations	9.60	12.62	8.58	(5.30)	14.68
Net equalization credits and charges (a)	0.04	0.05	0.01	0.02	0.03
Contribution from affiliate	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.89)	(0.84)	(0.79)	(0.72)	(0.67)
Net asset value, end of period	$72.72	$63.97	$52.14	$44.34	$50.34
Total return (d)	15.14%	24.51%	19.58%	(10.67)%	40.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$72,857,080	$39,710,523	$18,776,812	$12,762,052	$10,724,280
Ratios to average net assets:
Total expenses	0.02%	0.02%	0.04%	0.03%	0.03%
Net investment income (loss)	1.32%	1.50%	1.67%	1.42%	1.51%
Portfolio turnover rate (e)	3%	3%	2%	2%	4%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$80.09	$61.02	$52.23	$62.98	$44.96
Income (loss) from investment operations:
Net investment income (loss) (a)	0.54	0.61	0.65	0.47	0.46
Net realized and unrealized gain (loss) (b)	15.26	19.05	8.78	(10.76)	18.02
Total from investment operations	15.80	19.66	9.43	(10.29)	18.48
Net equalization credits and charges (a)	0.01	0.02	0.00(c)	0.01	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.55)	(0.61)	(0.64)	(0.47)	(0.46)
Net asset value, end of period	$95.35	$80.09	$61.02	$52.23	$62.98
Total return (d)	19.81%	32.45%	18.21%	(16.45)%	41.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$37,825,460	$28,915,788	$17,732,988	$11,849,300	$12,378,498
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.05%	0.04%	0.04%
Net investment income (loss)	0.64%	0.91%	1.19%	0.73%	0.85%
Portfolio turnover rate (e)	22%	32%	33%	14%	11%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$40.22	$37.11	$39.89	$40.09	$27.89
Income (loss) from investment operations:
Net investment income (loss) (a)	1.84	1.73	1.66	1.60	1.48
Net realized and unrealized gain (loss) (b)	2.34	3.17	(2.67)	(0.19)	12.47
Total from investment operations	4.18	4.90	(1.01)	1.41	13.95
Net equalization credits and charges (a)	(0.02)	0.04	0.01	(0.04)	0.16
Distributions to shareholders from:
Net investment income	(1.92)	(1.83)	(1.78)	(1.57)	(1.91)
Net asset value, end of period	$42.46	$40.22	$37.11	$39.89	$40.09
Total return (c)	10.31%	13.61%	(2.46)%	3.37%	51.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,839,934	$5,921,861	$6,511,147	$7,767,907	$4,666,565
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.08%	0.07%	0.07%
Net investment income (loss)	4.23%	4.54%	4.23%	3.83%	4.28%
Portfolio turnover rate (d)	29%	43%	46%	29%	39%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$48.76	$43.21	$36.81	$39.54	$29.04
Income (loss) from investment operations:
Net investment income (loss) (a)	1.06	0.98	0.84	0.86	0.81
Net realized and unrealized gain (loss) (b)	3.57	5.53	6.39	(2.76)	10.45
Total from investment operations	4.63	6.51	7.23	(1.90)	11.26
Net equalization credits and charges (a)	0.02	0.02	0.01	0.02	0.07
Distributions to shareholders from:
Net investment income	(1.06)	(0.98)	(0.84)	(0.85)	(0.83)
Net asset value, end of period	$52.35	$48.76	$43.21	$36.81	$39.54
Total return (c)	9.58%	15.23%	19.94%	(4.92)%	39.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,579,070	$21,456,649	$16,055,170	$12,504,326	$12,120,515
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.05%	0.04%	0.04%
Net investment income (loss)	2.06%	2.14%	2.12%	2.12%	2.28%
Portfolio turnover rate (d)	30%	33%	27%	16%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 600 Small Cap ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$41.50	$38.86	$36.00	$43.95	$26.57
Income (loss) from investment operations:
Net investment income (loss) (a)	0.69	0.72	0.66	0.61	0.45
Net realized and unrealized gain (loss) (b)	1.22	2.61	2.80	(7.95)	17.37
Total from investment operations	1.91	3.33	3.46	(7.34)	17.82
Net equalization credits and charges (a)	0.01	0.02	0.01	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(0.82)	(0.71)	(0.61)	(0.62)	(0.44)
Net asset value, end of period	$42.60	$41.50	$38.86	$36.00	$43.95
Total return (d)	4.58%	8.64%	9.75%	(16.87)%	67.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,302,394	$10,221,764	$7,651,569	$4,008,887	$4,179,916
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.05%	0.05%	0.05%
Net investment income (loss)	1.58%	1.80%	1.75%	1.45%	1.25%
Portfolio turnover rate (e)	21%	24%	22%	16%	13%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 1500 Composite Stock Market ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$66.32	$54.48	$46.46	$52.97	$37.81
Income (loss) from investment operations:
Net investment income (loss) (a)	0.92	0.88	0.82	0.76	0.68
Net realized and unrealized gain (loss) (b)	8.59	11.84	8.02	(6.51)	15.15
Total from investment operations	9.51	12.72	8.84	(5.75)	15.83
Net equalization credits and charges (a)	0.01	0.00(c)	0.00(c)	0.01	0.01
Contribution from affiliate	—	—	—	—	0.00(c)
Other capital	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.93)	(0.88)	(0.82)	(0.77)	(0.68)
Net asset value, end of period	$74.91	$66.32	$54.48	$46.46	$52.97
Total return (d)	14.43%	23.52%	19.26%	(11.02)%	42.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,525,165	$8,578,278	$6,540,117	$5,117,088	$5,182,681
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.04%	0.03%	0.03%
Net investment income (loss)	1.32%	1.50%	1.67%	1.41%	1.48%
Portfolio turnover rate (e)	2%	3%	2%	1%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P Sector Neutral Dividend ETF
	Year Ended 6/30/25	For the Period 9/12/23*- 6/30/24
Net asset value, beginning of period	$34.43	$30.06
Income (loss) from investment operations:
Net investment income (loss) (a)	1.11	0.80
Net realized and unrealized gain (loss) (b)	4.30	4.29
Total from investment operations	5.41	5.09
Net equalization credits and charges (a)	0.06	0.03
Distributions to shareholders from:
Net investment income	(1.08)	(0.75)
Net asset value, end of period	$38.82	$34.43
Total return (c)	16.03%	17.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,092	$5,852
Ratios to average net assets:
Total expenses	0.05%	0.05%(d)
Net investment income (loss)	2.98%	3.08%(d)
Portfolio turnover rate (e)	32%	23%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$140.01	$121.58	$100.60	$132.28	$87.61
Income (loss) from investment operations:
Net investment income (loss) (a)	0.89	0.85	0.55	0.49	0.77
Net realized and unrealized gain (loss) (b)	70.94	18.39	21.01	(31.72)	44.88
Total from investment operations	71.83	19.24	21.56	(31.23)	45.65
Net equalization credits and charges (a)	0.00(c)	(0.02)	(0.01)	0.00(c)	(0.02)
Distributions to shareholders from:
Net investment income	(1.10)	(0.79)	(0.57)	(0.45)	(0.96)
Net asset value, end of period	$210.74	$140.01	$121.58	$100.60	$132.28
Total return (d)	51.49%	15.85%	21.49%	(23.65)%	52.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,603,616	$2,114,116	$1,537,931	$1,229,876	$1,418,716
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.53%	0.65%	0.50%	0.42%	0.71%
Portfolio turnover rate (e)	35%	36%	26%	38%	26%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$46.38	$35.99	$43.89	$51.31	$31.57
Income (loss) from investment operations:
Net investment income (loss) (a)	1.37	1.33	1.21	1.15	1.16
Net realized and unrealized gain (loss) (b)	9.44	10.36	(7.82)	(7.26)	19.71
Total from investment operations	10.81	11.69	(6.61)	(6.11)	20.87
Net equalization credits and charges (a)	(0.03)	0.05	(0.01)	(0.06)	0.01
Distributions to shareholders from:
Net investment income	(1.41)	(1.35)	(1.28)	(1.25)	(1.14)
Net asset value, end of period	$55.75	$46.38	$35.99	$43.89	$51.31
Total return (c)	23.35%	32.98%	(15.33)%	(12.36)%	67.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,491,301	$1,444,706	$1,351,476	$2,075,901	$3,355,683
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	2.52%	3.14%	2.75%	2.19%	2.60%
Portfolio turnover rate (d)	22%	42%	34%	37%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
112

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS   (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$92.72	$83.25	$74.24	$135.54	$112.03
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.03	(0.09)	(0.17)	0.24
Net realized and unrealized gain (loss) (b)	(9.92)	9.56	9.10	(61.02)	23.57
Total from investment operations	(9.90)	9.59	9.01	(61.19)	23.81
Net equalization credits and charges (a)	0.10	0.01	0.00(c)	(0.11)	(0.00)(c)
Other capital	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.03)	(0.13)	(0.00)(c)	—	(0.30)
Net asset value, end of period	$82.89	$92.72	$83.25	$74.24	$135.54
Total return (d)	(10.57)%	11.53%	12.15%	(45.23)%	21.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,822,162	$6,916,986	$6,445,876	$6,844,470	$7,254,733
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.02%	0.04%	(0.11)%	(0.17)%	0.18%
Portfolio turnover rate (e)	43%	90%	65%	64%	74%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
113

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$127.15	$122.61	$118.68	$122.33	$91.25
Income (loss) from investment operations:
Net investment income (loss) (a)	3.36	3.24	3.35	3.25	3.28
Net realized and unrealized gain (loss) (b)	8.85	4.67	3.76	(3.57)	31.05
Total from investment operations	12.21	7.91	7.11	(0.32)	34.33
Net equalization credits and charges (a)	0.00(c)	(0.03)	0.01	0.02	(0.01)
Distributions to shareholders from:
Net investment income	(3.56)	(3.34)	(3.19)	(3.35)	(3.24)
Net asset value, end of period	$135.80	$127.15	$122.61	$118.68	$122.33
Total return (d)	9.64%	6.52%	6.06%	(0.28)%	38.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,936,670	$19,708,802	$22,057,452	$20,591,731	$19,670,957
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	2.48%	2.63%	2.71%	2.61%	3.06%
Portfolio turnover rate (e)	26%	55%	29%	24%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
114

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$101.13	$80.29	$54.70	$73.23	$43.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.76	0.70	0.70	0.51	0.43
Net realized and unrealized gain (loss) (b)	(2.57)	20.72	25.57	(18.48)	29.30
Total from investment operations	(1.81)	21.42	26.27	(17.97)	29.73
Net equalization credits and charges (a)	(0.04)	0.01	0.02	(0.04)	(0.00)(c)
Contribution from affiliate (Note 5)	—	0.10	—	—	—
Distributions to shareholders from:
Net investment income	(0.77)	(0.69)	(0.70)	(0.52)	(0.42)
Net asset value, end of period	$98.51	$101.13	$80.29	$54.70	$73.23
Total return (d)	(1.86)%	26.90%(e)	48.39%	(24.73)%	67.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,339,763	$1,744,452	$1,328,722	$886,171	$1,962,481
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.70%	0.76%	1.08%	0.70%	0.70%
Portfolio turnover rate (f)	20%	45%	27%	21%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution to the fund during the fiscal year ended June 30, 2024, the total return would have been 26.80%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
115

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$145.65	$128.79	$119.42	$96.74	$52.22
Income (loss) from investment operations:
Net investment income (loss) (a)	3.25	3.22	3.83	2.07	1.37
Net realized and unrealized gain (loss) (b)	(19.98)	16.97	9.69	22.83	44.56
Total from investment operations	(16.73)	20.19	13.52	24.90	45.93
Net equalization credits and charges (a)	0.08	0.02	(0.26)	(0.14)	(0.02)
Other capital	—	—	(0.00)(c)	—	—
Distributions to shareholders from:
Net investment income	(3.22)	(3.35)	(3.89)	(2.08)	(1.39)
Net asset value, end of period	$125.78	$145.65	$128.79	$119.42	$96.74
Total return (d)	(11.48)%	15.74%	11.22%	25.79%	89.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,892,963	$3,488,401	$3,226,153	$4,072,300	$4,125,993
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	2.44%	2.25%	2.85%	1.88%	2.07%
Portfolio turnover rate (e)	33%	36%	29%	42%	71%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
116

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$49.09	$40.82	$58.09	$65.50	$38.41
Income (loss) from investment operations:
Net investment income (loss) (a)	1.57	1.55	1.53	1.42	1.44
Net realized and unrealized gain (loss) (b)	10.39	8.34	(17.44)	(7.33)	26.99
Total from investment operations	11.96	9.89	(15.91)	(5.91)	28.43
Net equalization credits and charges (a)	(0.05)	(0.04)	0.18	(0.07)	0.08
Contribution from affiliate (Note 5)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.56)	(1.58)	(1.54)	(1.43)	(1.42)
Net asset value, end of period	$59.44	$49.09	$40.82	$58.09	$65.50
Total return (d)	24.37%	24.30%	(27.47)%	(9.37)%	75.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,379,291	$2,712,298	$2,904,657	$3,064,455	$5,092,879
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	2.66%	3.31%	2.84%	2.08%	2.47%
Portfolio turnover rate (e)	42%	51%	61%	44%	50%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
117

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P Sector Neutral Dividend ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except that the SPDR Portfolio S&P 500 Growth ETF and the SPDR Portfolio S&P Sector Neutral Dividend ETF are each classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
118

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
119

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
120

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

4.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2025, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
SPDR Dow Jones REIT ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Portfolio S&P 400 Mid Cap ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Portfolio S&P 500 ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Portfolio S&P 500 High Dividend ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Portfolio S&P 600 Small Cap ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR S&P Dividend ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR S&P Oil & Gas Exploration & Production ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Funds' derivative instruments as of June 30, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Portfolio S&P 400 Mid Cap ETF
Futures Contracts	$—	$—	$—	$170,100	$—	$170,100
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	3,371,681	—	3,371,681
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	897,098	—	897,098
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	264,858	—	264,858
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	372,384	—	372,384
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	1,156,869	—	1,156,869

121

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$16,852	$—	$16,852
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	81,704	—	81,704
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$726,193	$—	$726,193
SPDR Portfolio S&P 400 Mid Cap ETF
Futures Contracts	—	—	—	(370,741)	—	(370,741)
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	6,539,570	—	6,539,570
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	3,284,619	—	3,284,619
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	(1,861,212)	—	(1,861,212)
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	1,013,775	—	1,013,775
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	1,618,241	—	1,618,241
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	(425,688)	—	(425,688)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$(139,900)	$—	$(139,900)
SPDR Portfolio S&P 400 Mid Cap ETF
Futures Contracts	—	—	—	170,056	—	170,056
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	2,854,362	—	2,854,362
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	663,398	—	663,398
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	276,280	—	276,280
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	340,978	—	340,978
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	894,043	—	894,043
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	(353,617)	—	(353,617)
122

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR Portfolio S&P 400 Mid Cap ETF	0.03
SPDR Portfolio S&P 500 ETF	0.02
SPDR Portfolio S&P 500 Growth ETF	0.04
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04
SPDR Portfolio S&P 600 Small Cap ETF	0.03
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03
SPDR Portfolio S&P Sector Neutral Dividend ETF	0.05
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Bank ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2025. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2025 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
123

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June 30, 2025

Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2025, are disclosed in the Schedules of Investments.
During the year ended June 30, 2025, the Adviser made a contribution of $24,494 to the SPDR S&P Regional Banking ETF related to a trading matter.
During the year ended June 30, 2024, the Adviser made a contribution of $1,774,131 to the SPDR S&P Homebuilders ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2025, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$240,732,322	$228,162,748
SPDR Portfolio S&P 400 Mid Cap ETF	1,577,467,907	1,566,485,159
SPDR Portfolio S&P 500 ETF	1,609,686,747	1,389,710,215
SPDR Portfolio S&P 500 Growth ETF	7,025,411,493	7,023,319,950
SPDR Portfolio S&P 500 High Dividend ETF	2,140,621,242	1,928,817,675
SPDR Portfolio S&P 500 Value ETF	7,283,642,504	7,277,653,308
SPDR Portfolio S&P 600 Small Cap ETF	2,381,106,407	2,394,669,115
SPDR Portfolio S&P 1500 Composite Stock Market ETF	200,534,294	197,940,803
SPDR Portfolio S&P Sector Neutral Dividend ETF	3,098,746	2,706,476
SPDR S&P Aerospace & Defense ETF	953,276,941	944,991,590
SPDR S&P Bank ETF	429,526,695	427,957,473
SPDR S&P Biotech ETF	2,751,570,698	2,742,000,786
SPDR S&P Dividend ETF	5,718,355,657	5,397,360,829
SPDR S&P Homebuilders ETF	366,815,301	363,084,306
SPDR S&P Oil & Gas Exploration & Production ETF	788,880,085	780,234,620
SPDR S&P Regional Banking ETF	1,604,910,569	1,603,093,514
124

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

For the year ended June 30, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$1,664,801,805	$1,091,480,213	$65,755,896
SPDR Portfolio S&P 400 Mid Cap ETF	3,351,431,816	805,600,710	282,754,527
SPDR Portfolio S&P 500 ETF	33,928,442,775	8,426,188,570	3,566,657,839
SPDR Portfolio S&P 500 Growth ETF	12,263,226,598	9,033,767,340	3,586,206,714
SPDR Portfolio S&P 500 High Dividend ETF	1,712,913,136	1,303,101,428	305,244,702
SPDR Portfolio S&P 500 Value ETF	11,751,093,704	8,355,926,769	2,256,241,962
SPDR Portfolio S&P 600 Small Cap ETF	2,507,612,543	1,587,124,155	442,287,944
SPDR Portfolio S&P 1500 Composite Stock Market ETF	1,245,441,523	470,378,289	251,599,323
SPDR Portfolio S&P Sector Neutral Dividend ETF	6,007,947	3,088,157	926,300
SPDR S&P Aerospace & Defense ETF	2,142,800,224	1,771,279,345	747,030,128
SPDR S&P Bank ETF	2,062,030,122	2,227,921,596	213,611,173
SPDR S&P Biotech ETF	11,789,654,241	13,194,636,520	1,173,609,813
SPDR S&P Dividend ETF	2,071,067,926	3,504,952,481	851,336,575
SPDR S&P Homebuilders ETF	4,029,211,282	4,362,648,505	216,899,856
SPDR S&P Oil & Gas Exploration & Production ETF	6,758,545,750	7,966,990,694	138,413,816
SPDR S&P Regional Banking ETF	13,003,806,963	12,544,698,800	553,806,903
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future.These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, real estate investment trusts, passive foreign investment companies, adviser contributions, corporate
125

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June 30, 2025

actions, futures contracts mark to market, wash sale loss deferrals, and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2025, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$71,257,603	$—	$71,257,603
SPDR Portfolio S&P 400 Mid Cap ETF	178,603,430	—	178,603,430
SPDR Portfolio S&P 500 ETF	736,900,978	—	736,900,978
SPDR Portfolio S&P 500 Growth ETF	210,393,325	—	210,393,325
SPDR Portfolio S&P 500 High Dividend ETF	299,609,190	—	299,609,190
SPDR Portfolio S&P 500 Value ETF	513,571,272	—	513,571,272
SPDR Portfolio S&P 600 Small Cap ETF	218,076,408	—	218,076,408
SPDR Portfolio S&P 1500 Composite Stock Market ETF	126,620,853	—	126,620,853
SPDR Portfolio S&P Sector Neutral Dividend ETF	253,066	—	253,066
SPDR S&P Aerospace & Defense ETF	17,459,607	—	17,459,607
SPDR S&P Bank ETF	49,923,295	—	49,923,295
SPDR S&P Biotech ETF	2,066,174	—	2,066,174
SPDR S&P Dividend ETF	536,428,847	—	536,428,847
SPDR S&P Homebuilders ETF	12,144,693	—	12,144,693
SPDR S&P Oil & Gas Exploration & Production ETF	57,805,426	—	57,805,426
SPDR S&P Regional Banking ETF	98,699,723	—	98,699,723
The tax character of distributions paid during the year ended June 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$ 53,054,560	$ —	$ 53,054,560
SPDR Portfolio S&P 400 Mid Cap ETF	128,490,199	—	128,490,199
SPDR Portfolio S&P 500 ETF	422,265,120	—	422,265,120
SPDR Portfolio S&P 500 Growth ETF	203,965,781	—	203,965,781
SPDR Portfolio S&P 500 High Dividend ETF	310,151,950	—	310,151,950
SPDR Portfolio S&P 500 Value ETF	410,627,405	—	410,627,405
SPDR Portfolio S&P 600 Small Cap ETF	166,855,202	—	166,855,202
SPDR Portfolio S&P 1500 Composite Stock Market ETF	111,412,114	—	111,412,114
SPDR Portfolio S&P Sector Neutral Dividend ETF	102,092	—	102,092
SPDR S&P Aerospace & Defense ETF	11,499,663	—	11,499,663
SPDR S&P Bank ETF	46,636,959	—	46,636,959
SPDR S&P Biotech ETF	9,319,348	—	9,319,348
SPDR S&P Dividend ETF	552,178,299	—	552,178,299
SPDR S&P Homebuilders ETF	12,006,378	—	12,006,378
SPDR S&P Oil & Gas Exploration & Production ETF	84,133,859	—	84,133,859
SPDR S&P Regional Banking ETF	94,537,699	—	94,537,699
At June 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Dow Jones REIT ETF	$—	$(265,730,015)	$—	$(360,832,530)	$(626,562,545)
SPDR Portfolio S&P 400 Mid Cap ETF	—	(472,297,390)	—	1,531,385,667	1,059,088,277
126

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Portfolio S&P 500 ETF	$—	$(566,223,154)	$—	$11,140,128,600	$10,573,905,446
SPDR Portfolio S&P 500 Growth ETF	—	(3,047,401,796)	—	10,417,632,978	7,370,231,182
SPDR Portfolio S&P 500 High Dividend ETF	—	(1,453,198,370)	—	(273,054,368)	(1,726,252,738)
SPDR Portfolio S&P 500 Value ETF	—	(1,883,249,442)	—	1,338,236,845	(545,012,597)
SPDR Portfolio S&P 600 Small Cap ETF	—	(1,133,884,294)	—	537,169,762	(596,714,532)
SPDR Portfolio S&P 1500 Composite Stock Market ETF	—	(136,965,056)	—	3,531,638,699	3,394,673,643
SPDR Portfolio S&P Sector Neutral Dividend ETF	—	(72,462)	—	552,425	479,963
SPDR S&P Aerospace & Defense ETF	—	(645,161,430)	—	753,106,919	107,945,489
SPDR S&P Bank ETF	375,852	(1,491,390,945)	—	(40,164,034)	(1,531,179,127)
SPDR S&P Biotech ETF	—	(11,388,625,373)	—	(1,537,910,502)	(12,926,535,875)
SPDR S&P Dividend ETF	26,289,054	(3,235,034,968)	—	1,479,615,243	(1,729,130,671)
SPDR S&P Homebuilders ETF	2,365,790	(1,022,591,106)	—	(296,154,615)	(1,316,379,931)
SPDR S&P Oil & Gas Exploration & Production ETF	11,573,518	(5,556,493,769)	—	(541,855,603)	(6,086,775,854)
SPDR S&P Regional Banking ETF	5,136,376	(2,991,584,539)	—	(308,367,401)	(3,294,815,564)
As of June 30, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Dow Jones REIT ETF	$50,591,339	$215,138,676
SPDR Portfolio S&P 400 Mid Cap ETF	55,166,201	417,131,189
SPDR Portfolio S&P 500 ETF	214,714,798	351,508,356
SPDR Portfolio S&P 500 Growth ETF	1,416,983,618	1,630,418,178
SPDR Portfolio S&P 500 High Dividend ETF	719,927,474	733,270,896
SPDR Portfolio S&P 500 Value ETF	501,414,502	1,381,834,940
SPDR Portfolio S&P 600 Small Cap ETF	296,445,104	837,439,190
SPDR Portfolio S&P 1500 Composite Stock Market ETF	24,215,475	112,749,581
SPDR Portfolio S&P Sector Neutral Dividend ETF	43,789	28,673
SPDR S&P Aerospace & Defense ETF	304,824,386	340,337,044
SPDR S&P Bank ETF	508,628,929	982,762,016
SPDR S&P Biotech ETF	5,642,674,178	5,745,951,195
SPDR S&P Dividend ETF	1,045,948,672	2,189,086,296
SPDR S&P Homebuilders ETF	578,234,088	444,357,018
SPDR S&P Oil & Gas Exploration & Production ETF	2,416,070,115	3,140,423,654
SPDR S&P Regional Banking ETF	1,282,869,365	1,708,715,174
127

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$2,358,451,055	$42,070,006	$402,902,536	$(360,832,530)
SPDR Portfolio S&P 400 Mid Cap ETF	12,112,931,427	2,419,526,351	888,140,684	1,531,385,667
SPDR Portfolio S&P 500 ETF	61,844,275,005	13,264,074,453	2,123,945,853	11,140,128,600
SPDR Portfolio S&P 500 Growth ETF	27,450,467,883	10,582,747,385	165,114,407	10,417,632,978
SPDR Portfolio S&P 500 High Dividend ETF	7,167,366,054	469,551,890	742,606,258	(273,054,368)
SPDR Portfolio S&P 500 Value ETF	25,288,616,234	2,989,046,742	1,650,809,897	1,338,236,845
SPDR Portfolio S&P 600 Small Cap ETF	11,516,547,999	2,067,956,057	1,530,787,238	537,168,819
SPDR Portfolio S&P 1500 Composite Stock Market ETF	7,052,445,141	3,959,234,777	427,596,259	3,531,638,518
SPDR Portfolio S&P Sector Neutral Dividend ETF	9,545,232	919,479	367,054	552,425
SPDR S&P Aerospace & Defense ETF	3,046,325,893	767,876,206	14,769,287	753,106,919
SPDR S&P Bank ETF	1,564,555,734	49,618,253	89,782,287	(40,164,034)
SPDR S&P Biotech ETF	6,658,840,160	139,268,870	1,677,179,372	(1,537,910,502)
SPDR S&P Dividend ETF	18,503,588,485	2,572,481,313	1,092,866,070	1,479,615,243
SPDR S&P Homebuilders ETF	1,698,060,880	16,471,399	312,626,014	(296,154,615)
SPDR S&P Oil & Gas Exploration & Production ETF	2,500,815,297	16,362,381	558,217,984	(541,855,603)
SPDR S&P Regional Banking ETF	3,739,439,883	13,323,369	321,690,770	(308,367,401)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
128

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 17,925,577	$ 4,630,940	$ 14,020,058	$ 18,650,998
SPDR Portfolio S&P 400 Mid Cap ETF	1,086,038,393	477,291,052	631,237,636	1,108,528,688
SPDR Portfolio S&P 500 ETF	210,624,665	160,350,431	53,390,529	213,740,960
SPDR Portfolio S&P 500 Growth ETF	81,570,959	48,674,899	33,136,418	81,811,317
SPDR Portfolio S&P 500 High Dividend ETF	88,632,201	74,063,324	17,323,803	91,387,127
SPDR Portfolio S&P 500 Value ETF	83,609,868	75,661,969	8,700,259	84,362,228
SPDR Portfolio S&P 600 Small Cap ETF	887,208,928	770,712,279	141,697,196	912,409,475
SPDR Portfolio S&P 1500 Composite Stock Market ETF	148,663,226	64,979,135	86,588,902	151,568,037
SPDR Portfolio S&P Sector Neutral Dividend ETF	15,915	16,599	—	16,599
SPDR S&P Aerospace & Defense ETF	349,158,959	195,032,392	158,397,847	353,430,239
SPDR S&P Bank ETF	68,306,242	35,754,066	34,749,949	70,504,015
SPDR S&P Biotech ETF	666,915,744	298,148,176	386,430,915	684,579,091
SPDR S&P Dividend ETF	370,253,879	73,610,791	303,672,713	377,283,504
SPDR S&P Homebuilders ETF	129,392,803	62,146,438	69,602,171	131,748,609
SPDR S&P Oil & Gas Exploration & Production ETF	179,464,935	66,738,303	121,479,889	188,218,192
SPDR S&P Regional Banking ETF	110,619,606	58,575,769	55,643,520	114,219,289
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2025:
		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$4,630,940	$—	$—	$—	$4,630,940	$4,630,940
SPDR Portfolio S&P 400 Mid Cap ETF	Common Stocks	477,291,052	—	—	—	477,291,052	477,291,052
SPDR Portfolio S&P 500 ETF	Common Stocks	160,350,431	—	—	—	160,350,431	160,350,431
SPDR Portfolio S&P 500 Growth ETF	Common Stocks	48,674,899	—	—	—	48,674,899	48,674,899
SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	74,063,324	—	—	—	74,063,324	74,063,324
SPDR Portfolio S&P 500 Value ETF	Common Stocks	75,661,969	—	—	—	75,661,969	75,661,969
SPDR Portfolio S&P 600 Small Cap ETF	Common Stocks	770,712,279	—	—	—	770,712,279	770,712,279
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Common Stocks	64,979,135	—	—	—	64,979,135	64,979,135
SPDR Portfolio S&P Sector Neutral Dividend ETF	Common Stocks	16,599	—	—	—	16,599	16,599
SPDR S&P Aerospace & Defense ETF	Common Stocks	195,032,392	—	—	—	195,032,392	195,032,392
SPDR S&P Bank ETF	Common Stocks	35,754,066	—	—	—	35,754,066	35,754,066
SPDR S&P Biotech ETF	Common Stocks	284,861,134	—	—	—	284,861,134	284,861,134
SPDR S&P Biotech ETF	Rights	13,287,042	—	—	—	13,287,042	13,287,042
129

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Dividend ETF	Common Stocks	$73,610,791	$—	$—	$—	$73,610,791	$73,610,791
SPDR S&P Homebuilders ETF	Common Stocks	62,146,438	—	—	—	62,146,438	62,146,438
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	66,738,303	—	—	—	66,738,303	66,738,303
SPDR S&P Regional Banking ETF	Common Stocks	58,575,769	—	—	—	58,575,769	58,575,769
11.    Risks
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
130

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Dow Jones REIT ETF, SPDR Portfolio S&P 400 Mid Cap ETF, SPDR Portfolio S&P 500 ETF, SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF, SPDR Portfolio S&P 500 Value ETF, SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR Portfolio S&P Sector Neutral Dividend ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S&P Biotech ETF, SPDR S&P Dividend ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Dow Jones REIT ETF, SPDR Portfolio S&P 400 Mid Cap ETF, SPDR Portfolio S&P 500 ETF, SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF, SPDR Portfolio S&P 500 Value ETF, SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR Portfolio S&P Sector Neutral Dividend ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S&P Biotech ETF, SPDR S&P Dividend ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF (collectively referred to as the “Funds”) (sixteen of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (sixteen of the funds constituting SPDR® Series Trust) at June 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SSGA Series Trust	Statements of operations	Statements of changes in net assets	Financial highlights
SPDR Dow Jones REIT ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the five years in the period ended June 30, 2025
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
131

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  (continued)

Individual Fund constituting the SSGA Series Trust	Statements of operations	Statements of changes in net assets	Financial highlights
SPDR Portfolio S&P Sector Neutral Dividend ETF	For the year ended June 30, 2025	For the year ended June 30, 2025 and the period from September 12, 2023 (commencement of operations) through June 30, 2024
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
August 29, 2025
132

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2025.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2025 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
133

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2025 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreement
At a meeting held on May 14-15, 2025, the Board of Trustees of SPDR Series Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SST (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 17th and again on May 13th to discuss matters related to the Board’s evaluation of the Advisory Agreement and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
134

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
135

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 8, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 8, 2025